As Filed with the United States Securities and Exchange Commission on April 27, 2023.
1933 Act Registration No. 033-57340
1940 Act Registration No. 811-07452

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 87	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 86	☒

 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046-1173
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code: (713) 626-1919
Melanie Ringold, Esquire
11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Name and Address of Agent for Service)

Copy to:
Taylor V. Edwards, Esquire Invesco Advisers, Inc. 225 Liberty Street, 15th FL New York, NY 10281-1087	Matthew R. DiClemente, Esquire Mena M. Larmour, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.
It is proposed that this filing will become effective (check appropriate box)
__	immediately upon filing pursuant to paragraph (b)
X	on April 28, 2023 pursuant to paragraph (b)
__	60 days after filing pursuant to paragraph (a)
__	on (date) pursuant to paragraph (a)
__	75 days after filing pursuant to paragraph (a)(2)
__	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
__	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco Oppenheimer V.I. International Growth Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
◾
is not FDIC insured;
◾
may lose value; and
◾
is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco Oppenheimer V.I. International Growth Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.96%	0.96%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	0.22	0.22

Total Annual Fund Operating Expenses	1.18	1.43

Fee Waiver and/or Expense Reimbursement[1]	0.18	0.18

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00	1.25

1
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I shares and Series II shares to 1.00% and 1.25%, respectively, of the Fund's average daily net assets (the “expense limits”). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$102	$357	$632	$1,416

Series II shares	$127	$435	$765	$1,698

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers that are domiciled or that have their primary operations in at least three different countries outside of the United States. The Fund may invest 100% of its total assets in securities of foreign companies. The Fund mainly invests in the common stock of “growth companies,” which are companies considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund may invest up to 25% of its total assets in emerging markets (i.e., those that are generally in the early stages of their industrial cycles). The Fund considers an issuer to be located in an emerging market if it is organized under the laws of an emerging country; its principal securities trading market is in an emerging market; at least 50% of the issuer’s non-current assets, capitalization, gross revenue or profit is derived from assets or activities located in emerging markets (directly or indirectly); or its “country of risk” is located in an emerging market as determined by a third party service provider. From time to time, the Fund may place greater emphasis on investing in one or more particular industries, countries, or regions, such as Asia or Europe.
The Fund does not limit its investments to issuers within a specific market capitalization range and at times may invest a substantial portion of its assets in one or more particular capitalization ranges. The Fund can also buy preferred stocks, securities convertible into common stocks and other securities having equity features.
The Fund’s portfolio managers look primarily for high growth potential using a “bottom up” investment approach on a company-by-company basis. That approach looks at the investment performance of individual stocks before considering the impact of general or industry specific economic trends. It includes fundamental analysis of a company’s financial statements and management structure and consideration of the company’s operations and product development, as well as its position in its industry.
The portfolio managers currently focus on the following factors: companies that enjoy a strong competitive position and high demand for their products or services; companies with accelerating earnings growth and cash flow; and diversity among countries, companies and industries to seek to reduce the risks of foreign investing, such as currency fluctuations and market volatility. The consideration of those factors may vary in particular cases and may change over time.
The portfolio managers also consider the effects of worldwide trends on the growth of particular business sectors and look for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, restructuring and aging. The portfolio managers do not invest any fixed amount of the Fund’s assets according to these criteria, which may change over time. The portfolio managers monitor individual issuers for changes in these factors, which may trigger a decision to sell a security, but does not require a decision to do so.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
1        Invesco Oppenheimer V.I. International Growth Fund

Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
European Investment Risk. The Economic and Monetary Union (the “EMU”) of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have significant adverse effects on the economies of EU member countries. Responses to financial problems by EU countries may not produce the desired results, may limit future growth and economic recovery, or may result in social unrest or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. A number of countries in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU, such as the recent departure of the United Kingdom (known as “Brexit”), would place its currency and banking system in jeopardy. The exit by the United Kingdom or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Growth Investing Risk. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies
2        Invesco Oppenheimer V.I. International Growth Fund

may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks that apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade and therefore considered to have more speculative characteristics and greater susceptibility to default or decline in market value than investment grade securities.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer International Growth Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Non-Service Shares and Service Shares of the predecessor fund, and are not offered by the Fund. The Non-Service Shares of the predecessor fund were reorganized into Series I shares of the Fund and the Service Shares of the predecessor fund were reorganized into the Series II shares of the Fund after the close of business on May 24, 2019. Series I shares’ and Series II shares’ returns of the Fund will be different from the Non-Service Shares’ and the Service Shares’ returns of the predecessor fund as they have different expenses.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	June 30, 2020	19.90%
Worst Quarter	March 31, 2020	-20.00%

Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	5 Years	10 Years
Series I	5/13/1992	-27.13%	0.23%	4.21%

Series II	3/19/2001	-27.17	-0.01	3.99

MSCI ACWI ex USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		-16.00	0.88	3.80

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund
George R. Evans, CFA	Portfolio Manager	2019 (predecessor fund 1999)

Robert B. Dunphy, CFA	Portfolio Manager	2019 (predecessor fund 2012)

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
3        Invesco Oppenheimer V.I. International Growth Fund

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is to seek capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of issuers that are domiciled or that have their primary operations in at least three different countries outside of the United States. The Fund may invest 100% of its total assets in securities of foreign companies. The Fund mainly invests in the common stock of “growth companies,” which are companies considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund may invest up to 25% of its total assets in emerging markets (i.e., those that are generally in the early stages of their industrial cycles). The Fund considers an issuer to be located in an emerging market if it is organized under the laws of an emerging country; its principal securities trading market is in an emerging market; at least 50% of the issuer’s non-current assets, capitalization, gross revenue or profit is derived from assets or activities located in emerging markets (directly or indirectly); or its “country of risk” is located in an emerging market as determined by a third party service provider. From time to time, the Fund may place greater emphasis on investing in one or more particular industries, countries, or regions, such as Asia or Europe.
The Fund does not limit its investments to issuers within a specific market capitalization range and at times may invest a substantial portion of its assets in one or more particular capitalization ranges. The Fund can also buy preferred stocks, securities convertible into common stocks and other securities having equity features.
The Fund’s portfolio managers look primarily for high growth potential using a “bottom up” investment approach on a company-by-company basis. That approach looks at the investment performance of individual stocks before considering the impact of general or industry specific economic trends. It includes fundamental analysis of a company’s financial statements and management structure and consideration of the company’s operations and product development, as well as its position in its industry.
The portfolio managers currently focus on the following factors: companies that enjoy a strong competitive position and high demand for their products or services; companies with accelerating earnings growth and cash flow; and diversity among countries, companies and industries to seek to reduce the risks of foreign investing, such as currency fluctuations and market volatility. The consideration of those factors may vary in particular cases and may change over time.
The portfolio managers also consider the effects of worldwide trends on the growth of particular business sectors and look for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, restructuring and aging. The portfolio managers do not invest any fixed amount of the Fund’s assets according to these criteria, which may change over time. The portfolio managers monitor individual issuers for changes in these factors, which may trigger a decision to sell a security, but does not require a decision to do so.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
◾
Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
4        Invesco Oppenheimer V.I. International Growth Fund

◾
COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, adverse economic, political or social conditions in those countries may have a significant negative impact on the Fund’s investment performance. This risk is heightened if the Fund focuses its investments in emerging market countries or developed countries prone to periods of instability. The Schedule of Investments included in the Fund's annual and semi-annual reports identifies the countries in which the Fund had invested and the level of investment, as of the date of the reports.
European Investment Risk. Europe includes both developed and emerging markets. Most countries in Western Europe, and a number of countries in Eastern Europe, are members of the EU and the EMU. The EMU, which is authorized to direct monetary policies, including policies related to money supply and interest rates for the euro, requires compliance by member states with restrictions on inflation rates, deficits, interest rates, debt levels and other tight fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have significant adverse effects on the economies of EU member countries and the EU as a whole. In recent years, the European financial markets have experienced volatility and adverse trends due to concerns about rising government debt levels of several European countries, including Greece, Spain, Ireland, Italy and Portugal. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including EU member countries that do not use the euro and non-EU member countries. Responses to the financial problems by European governments, central banks, and others, including austerity measures and reforms, may not produce the desired results, may limit future growth and economic recovery, or may result in social unrest or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.
The EU faces issues involving its membership, structure, procedures and policies. On January 31, 2020, the United Kingdom withdrew from the
5        Invesco Oppenheimer V.I. International Growth Fund

EU. The country’s departure, referred to as “Brexit”, sparked depreciation in the value of the British pound, short term declines in the stock markets and heightened risk of continued economic volatility worldwide. Although the long-term effects of Brexit are difficult to gauge and cannot be fully known, they could have wide ranging implications for the United Kingdom’s economy, including: possible inflation or recession, continued depreciation of the pound, or disruption to Britain’s trading arrangements with the rest of Europe. The United Kingdom is one of Europe’s largest economies; its departure from the EU also may negatively impact the EU and Europe as a whole, such as by causing volatility within the union, triggering prolonged economic downturns in certain European countries or sparking additional member states to contemplate departing the EU (thereby perpetuating political instability in the region). An exit by other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Unexpected market closures may also affect investments in emerging markets. Settlement procedures may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in value of the portfolio security, a decrease in the level of liquidity of the portfolio, or, if there is a contract to sell the security, a possible liability to the purchaser.
Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries may impose material limitations on Public Company Accounting Oversight Board (PCAOB) inspection, investigation and enforcement capabilities, which can hinder the PCAOB’s ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets. There is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards.
Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging market countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking). Certain governments may require approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change.
Emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. The governments in some emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Other risks of investing in emerging market securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Growth Investing Risk. Growth companies are companies whose earnings and stock prices are expected to grow at a faster rate than the overall market. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies can be new or established companies that may be entering a growth cycle in their business and therefore may experience greater stock price fluctuations and risks of loss than larger, more established companies. Their anticipated growth may come from developing new products or services or from expanding into new or growing markets. Growth companies may be applying new technologies, new or improved distribution methods or new business models that could enable them to capture an important or dominant market position. They may have a special area of expertise or the ability to take advantage of changes in demographic or other factors in a more profitable way. Newer growth companies generally tend to invest a large part of their earnings in research, development or capital assets. Although newer growth companies may not pay any dividends for some time, their stocks may be valued because of their potential for price increases. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. In addition, investors might seek to trade Fund shares based on their knowledge or understanding of the value of smaller company securities (this is sometimes referred to as “price arbitrage”), which could interfere with the efficient management of the Fund. Since small and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It
6        Invesco Oppenheimer V.I. International Growth Fund

may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The relative sizes of companies may change over time as the securities market changes, and the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased due to market fluctuations.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. The prices of stocks of issuers in a sector or group of industries may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries. Information about the Fund’s investment in a market sector or group of industries is available in its annual and semi-annual reports to shareholders and in its reports on Form N-PORT filed with the SEC.
Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible securities can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. Since a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events. These convertible securities are subject to an increased risk of loss and are generally subordinate in rank to other debt obligations of the issuer. Convertible securities may be rated below investment grade and therefore considered to have more speculative characteristics and greater susceptibility to default or decline in market value than investment grade securities.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser received compensation of 0.78% of the Fund’s average daily net assets, after fee waiver and/or expense reimbursement, if any. The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
◾
George R. Evans, CFA, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Evans managed the predecessor fund since 1999 and was associated with OppenheimerFunds, a global asset management firm, since 1990.
◾
Robert B. Dunphy, CFA, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Dunphy managed the predecessor fund since 2012 and was associated with OppenheimerFunds, a global asset management firm, since 2004.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of the prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order.
7        Invesco Oppenheimer V.I. International Growth Fund

Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
8        Invesco Oppenheimer V.I. International Growth Fund

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
9        Invesco Oppenheimer V.I. International Growth Fund

Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company
10        Invesco Oppenheimer V.I. International Growth Fund

in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.
11        Invesco Oppenheimer V.I. International Growth Fund

Financial Highlights
The financial highlights information presented for the Fund includes the financial history of the predecessor fund, which was reorganized into the Fund after the close of business on May 24, 2019. The financial highlights show the Fund’s and predecessor fund’s financial history for the past five fiscal years or, if shorter, the applicable period of operations since the inception of the Fund or predecessor fund or class of Fund or predecessor fund shares. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund or predecessor fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended after May 24, 2019 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The information for fiscal years ended prior to May 24, 2019 has been audited by the predecessor fund’s auditor.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income (loss) to average net assets	Portfolio turnover (d)
Series I
Year ended 12/31/22	$2.92	$0.01	$(0.83)	$(0.82)	$—	$(0.42)	$(0.42)	$1.68	(27.13)%	$167,154	1.00%	1.18%	0.51%	26%
Year ended 12/31/21	2.91	(0.00)	0.30	0.30	—	(0.29)	(0.29)	2.92	10.22	235,425	1.00	1.13	(0.16)	22
Year ended 12/31/20	2.45	(0.00)	0.52	0.52	(0.02)	(0.04)	(0.06)	2.91	21.50	230,463	1.00	1.15	(0.01)	37
Year ended 12/31/19	2.03	0.02	0.54	0.56	(0.02)	(0.12)	(0.14)	2.45	28.60	221,944	1.00	1.13	0.91	51
Year ended 12/31/18	2.59	0.02	(0.51)	(0.49)	(0.02)	(0.05)	(0.07)	2.03	(19.42)	267,220	1.00	1.10	0.83	25

Series II
Year ended 12/31/22	3.06	0.01	(0.87)	(0.86)	—	(0.42)	(0.42)	1.78	(27.17)	147,359	1.25	1.43	0.26	26
Year ended 12/31/21	3.04	(0.01)	0.32	0.31	—	(0.29)	(0.29)	3.06	10.12	208,901	1.25	1.38	(0.41)	22
Year ended 12/31/20	2.56	(0.01)	0.55	0.54	(0.02)	(0.04)	(0.06)	3.04	21.04	271,421	1.25	1.40	(0.26)	37
Year ended 12/31/19	2.12	0.02	0.56	0.58	(0.02)	(0.12)	(0.14)	2.56	27.95	252,753	1.25	1.38	0.67	51
Year ended 12/31/18	2.70	0.01	(0.52)	(0.51)	(0.02)	(0.05)	(0.07)	2.12	(19.55)	199,636	1.25	1.35	0.58	25

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019 and 2018, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
12        Invesco Oppenheimer V.I. International Growth Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco Oppenheimer V.I. International Growth Fund SEC 1940 Act file number: 811-07452

invesco.com/us	O-VIIGR-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco V.I. American Franchise Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
◾
is not FDIC insured;
◾
may lose value; and
◾
is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco V.I. American Franchise Fund

Fund Summary
Investment Objective(s)
The Fund's investment objective is to seek capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.67%	0.67%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	0.19	0.19

Total Annual Fund Operating Expenses	0.86	1.11

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$88	$274	$477	$1,061

Series II shares	$113	$353	$612	$1,352

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 108% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) it (alone or through its consolidated subsidiaries) derives 50% or more of its annual revenue from either goods produced, sales made or services performed in the U.S.; (iii) it is organized under the laws of, or has a principal office in the U.S; or (iv) its “country of risk” is the U.S. as determined by a third party service provider. The Fund invests primarily in equity securities of mid- and large-capitalization issuers. The principal type of equity security in which the Fund invests is common stock.
The Fund invests primarily in securities that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund may invest up to 20% of its net assets in securities of foreign issuers.
The Fund may also invest up to 10% of its net assets in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The Fund’s portfolio managers use a bottom-up stock selection process designed to seek alpha (return on investments in excess of the Russell 1000® Growth Index), as well as a disciplined portfolio construction process designed to manage risk. The portfolio managers use a holistic approach that closely examines company fundamentals, including detailed modeling of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The portfolio managers use a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the company’s business cycle, and other factors that best reflect a company’s value. The portfolio manager seek to invest in companies with attractive growth outlooks at compelling valuation levels.
The portfolio managers consider whether to sell a particular security when a company is deemed to be overvalued, a company’s fundamentals deteriorate, the catalysts for growth are no longer present or reflected in the stock price or if the company is displaced by a more attractive investment opportunity.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
1        Invesco V.I. American Franchise Fund

The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Mid-Capitalization Companies Risk. Mid-capitalization companies tend to be more vulnerable to changing market conditions and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
Growth Investing Risk. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.
Active Trading Risk. Active trading of portfolio securities may result in added expenses and a lower return.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark, a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
2        Invesco V.I. American Franchise Fund

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	June 30, 2020	31.11%
Worst Quarter	June 30, 2022	-20.31%

Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	5 Years	10 Years
Series I	7/3/1995	-31.11%	7.66%	11.64%

Series II	9/18/2000	-31.30	7.39	11.35

Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)		-29.14	10.96	14.10

Lipper VUF Large-Cap Growth Funds Index		-34.12	7.62	11.95

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		-18.11	9.42	12.56

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)

Portfolio Managers	Title	Length of Service on the Fund
Ronald J. Zibelli, Jr., CFA	Portfolio Manager (lead)	2022

Ido Cohen	Portfolio Manager	2010

Erik Voss, CFA	Portfolio Manager	2010

Effective on or about June 30, 2023, Mr. Voss will no longer serve as a Portfolio Manager of the Fund.
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is to seek capital growth. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) it (alone or through its consolidated subsidiaries) derives 50% or more of its annual revenue from either goods produced, sales made or services performed in the U.S.; (iii) it is organized under the laws of, or has a principal office in the U.S.; or (iv) its “country of risk” is the U.S. as determined by a third party service provider such as Bloomberg. The Fund invests primarily in equity securities of mid- and large-capitalization issuers. The principal type of equity security in which the Fund invests is common stock.
The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000® Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.
The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. A company's “market capitalization” is the value of its outstanding stock.
The Fund invests primarily in securities that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund may invest up to 20% of its net assets in securities of foreign issuers.
The Fund may also invest up to 10% of its net assets in emerging markets countries. Emerging markets countries are those that are generally in the early stages of their industrial cycles.
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The portfolio managers use a bottom-up stock selection process designed to seek alpha (return on investments in excess of the Russell 1000® Growth Index), as well as a disciplined portfolio construction process designed to manage risk. The portfolio managers use a holistic approach that closely examines company fundamentals, including detailed modeling of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The portfolio managers use a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the company’s business cycle, and other factors that best reflect a company’s value. The portfolio managers seek to invest in companies with attractive growth outlooks at compelling valuation levels.
The portfolio managers consider whether to sell a particular security when a company is deemed to be overvalued, a company’s fundamentals deteriorate, the catalysts for growth are no longer present or reflected in the stock price or if the company is displaced by a more attractive investment opportunity.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different
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investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Securities of mid-capitalization companies tend to be more vulnerable to changing market conditions and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market.
Growth Investing Risk. Growth companies are companies whose earnings and stock prices are expected to grow at a faster rate than the overall market. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies can be new or established companies that may be entering a growth cycle in their business and therefore may experience greater stock price fluctuations and risks of loss than larger, more established companies. Their anticipated growth may come from developing new products or services or from expanding into new or growing markets. Growth companies may be applying new technologies, new or improved distribution methods or new business models that could enable them to capture an important or dominant market position. They may have a special area of expertise or the ability to take advantage of changes in demographic or other factors in a more profitable way. Newer growth companies generally tend to invest a large part of their earnings in research, development or capital assets. Although newer growth companies may not pay any dividends for some time, their stocks may be valued because of their potential for price increases. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value
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companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. The prices of stocks of issuers in a sector or group of industries may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries. Information about the Fund’s investment in a market sector or group of industries is available in its annual and semi-annual reports to shareholders and in its reports on Form N-PORT filed with the SEC.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Unexpected market closures may also affect investments in emerging markets. Settlement procedures may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in value of the portfolio security, a decrease in the level of liquidity of the portfolio, or, if there is a contract to sell the security, a possible liability to the purchaser.
Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries may impose material limitations on Public Company Accounting Oversight Board (PCAOB) inspection, investigation and enforcement capabilities, which can hinder the PCAOB’s ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets. There is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards.
Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging market countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking). Certain governments may require approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change.
Emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. The governments in some emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Other risks of investing in emerging market securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Non-Diversification Risk. The Fund is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. Because a large percentage of the Fund’s assets may be invested in a limited number of issuers, a change in the value of one or a few issuers’ securities will affect the value of the Fund more than would occur in a diversified fund.
Active Trading Risk. Active trading of portfolio securities may result in high brokerage costs, which may lower the Fund’s actual return. Active trading also may increase the proportion of the Fund’s gains that are short term.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee
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that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser received compensation of 0.67% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
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Ronald J. Zibelli, Jr., CFA (lead manager), Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2019. From 2006 to 2019, Mr. Zibelli was associated with OppenheimerFunds, a global asset management firm.
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Ido Cohen, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010.
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Erik Voss, CFA, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010.
Effective on or about June 30, 2023, Mr. Voss will no longer serve as a Portfolio Manager of the Fund.
A lead or co-lead manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead or co-lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at
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a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
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The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded.
U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
8        Invesco V.I. American Franchise Fund

Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.
9        Invesco V.I. American Franchise Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/22	$88.63	$(0.03)	$(27.15)	$(27.18)	$—	$(18.61)	$(18.61)	$42.84	(31.11)%	$371,020	0.86%	0.86%	(0.05)%	108%
Year ended 12/31/21	89.10	(0.39)	11.37	10.98	—	(11.45)	(11.45)	88.63	11.92	591,907	0.86	0.86	(0.41)	68
Year ended 12/31/20	67.15	(0.13)	28.00	27.87	(0.06)	(5.86)	(5.92)	89.10	42.35	611,334	0.86	0.86	(0.18)	54
Year ended 12/31/19	57.15	0.10	19.86	19.96	—	(9.96)	(9.96)	67.15	36.76	490,366	0.86	0.87	0.15	40
Year ended 12/31/18	62.97	(0.00)	(1.50)	(1.50)	—	(4.32)	(4.32)	57.15	(3.62)	405,192	0.88	0.88	(0.00)	42

Series II
Year ended 12/31/22	83.04	(0.18)	(25.40)	(25.58)	—	(18.61)	(18.61)	38.85	(31.30)	187,267	1.11	1.11	(0.30)	108
Year ended 12/31/21	84.31	(0.59)	10.77	10.18	—	(11.45)	(11.45)	83.04	11.65	254,909	1.11	1.11	(0.66)	68
Year ended 12/31/20	63.90	(0.31)	26.58	26.27	—	(5.86)	(5.86)	84.31	41.99	218,808	1.11	1.11	(0.43)	54
Year ended 12/31/19	54.90	(0.07)	19.03	18.96	—	(9.96)	(9.96)	63.90	36.43	162,221	1.11	1.12	(0.10)	40
Year ended 12/31/18	60.79	(0.16)	(1.41)	(1.57)	—	(4.32)	(4.32)	54.90	(3.88)	133,216	1.13	1.13	(0.25)	42

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
10        Invesco V.I. American Franchise Fund

Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
◾
You invest $10,000 in the Fund and hold it for the entire 10-year period;
◾
Your investment has a 5% return before expenses each year; and
◾
The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Series I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.14%	8.45%	12.94%	17.62%	22.49%	27.56%	32.84%	38.34%	44.06%	50.03%
End of Year Balance	$10,414.00	$10,845.14	$11,294.13	$11,761.71	$12,248.64	$12,755.73	$13,283.82	$13,833.77	$14,406.49	$15,002.92
Estimated Annual Expenses	$87.78	$91.41	$95.20	$99.14	$103.24	$107.52	$111.97	$116.61	$121.43	$126.46

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.11%	1.11%	1.11%	1.11%	1.11%	1.11%	1.11%	1.11%	1.11%	1.11%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.89%	7.93%	12.13%	16.49%	21.02%	25.73%	30.62%	35.70%	40.98%	46.47%
End of Year Balance	$10,389.00	$10,793.13	$11,212.98	$11,649.17	$12,102.32	$12,573.10	$13,062.20	$13,570.32	$14,098.20	$14,646.62
Estimated Annual Expenses	$113.16	$117.56	$122.13	$126.88	$131.82	$136.95	$142.28	$147.81	$153.56	$159.53

1
Your actual expenses may be higher or lower than those shown.
11        Invesco V.I. American Franchise Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco V.I. American Franchise Fund SEC 1940 Act file number: 811-07452

invesco.com/us	VK-VIAMFR-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco V.I. American Value Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
◾
is not FDIC insured;
◾
may lose value; and
◾
is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco V.I. American Value Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.69%	0.69%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	0.20	0.20

Total Annual Fund Operating Expenses	0.89	1.14

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$91	$284	$493	$1,096

Series II shares	$116	$362	$628	$1,386

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 139% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) it (alone or through its consolidated subsidiaries) derives 50% or more of its annual revenue from goods produced, sales made or services performed in the U.S.; (iii) it is organized under the laws of, or has a principal office in the
U.S; or (iv) its “country of risk” is the U.S. as determined by a third party service provider.
Under normal market conditions, the Fund invests at least 65% of its net assets in equity securities of mid-capitalization companies. The principal type of equity security in which the Fund invests is common stock. The Fund also may invest in larger companies.
The Fund may invest up to 20% of its net assets in real estate investment trusts (REITs).
The Fund may invest up to 20% of its net assets in securities of foreign issuers and depositary receipts.
The Fund can invest in derivative instruments, including forward foreign currency contracts, futures contracts and options.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes.
The Fund can use options to seek investment return or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund emphasizes a value style of investing and the portfolio managers seek to invest in undervalued companies they believe possess the potential for capital growth. In selecting securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:
◾
Buy businesses trading at a significant discount to the portfolio managers’ estimate of intrinsic value. The portfolio managers believe intrinsic value represents the fair economic worth of the business.
◾
Emphasize quality businesses with potential to grow intrinsic value over time. The portfolio managers primarily seek issuers that they believe have solid growth prospects, the ability to earn an attractive return on invested capital and a management team that exhibits intelligent capital allocation skills.
The portfolio managers will consider selling a security if a more attractive investment opportunity is identified, if a security is trading near or above the portfolio managers’ estimate of intrinsic value or if there is a fundamental deterioration in business prospects that results in inadequate upside potential to estimated intrinsic value.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may
1        Invesco V.I. American Value Fund

decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Value Investing Risk. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause a fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of value companies may underperform the securities of growth companies or the overall stock market.
Mid-Capitalization Companies Risk. Mid-capitalization companies tend to be more vulnerable to changing market conditions and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be adversely affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid than larger companies. If a real estate related company defaults on certain types of debt obligations held by the Fund, the Fund may acquire real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Active Trading Risk. Active trading of portfolio securities may result in added expensesand a lower return.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark, a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
2        Invesco V.I. American Value Fund

The Fund's and the predecessor fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	December 31, 2020	23.74%
Worst Quarter	March 31, 2020	-34.11%

Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	5 Years	10 Years
Series I	1/2/1997	-2.61%	6.59%	8.87%

Series II	5/5/2003	-2.86	6.32	8.60

Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)		-12.03	5.72	10.11

Lipper VUF Mid Cap Value Funds Index		-6.51	5.93	9.82

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		-18.11	9.42	12.56

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)

Portfolio Managers	Title	Length of Service on the Fund
Jonathan Edwards, CFA	Portfolio Manager (lead)	2022

Jonathan Mueller, CFA	Portfolio Manager	2022

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is long-term capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) it (alone or through its consolidated subsidiaries) derives 50% or more of its annual revenue from goods produced, sales made or services performed in the U.S.; (iii) it is organized under the laws of, or has a principal office in, the U.S.; or (iv) its “country of risk” is the U.S. as determined by a third party service provider. The issuer’s “country of risk” is determined based on a number of criteria, including its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.
Under normal market conditions, the Fund invests at least 65% of its net assets in equity securities of mid-capitalization companies. The principal type of equity security in which the Fund invests is common stock. The Fund considers a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of market capitalizations of the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. A company's “market capitalization” is the value of its outstanding stock. The Fund also may invest in larger companies.
The Fund may invest up to 20% of its net assets in REITs. REITs pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs.
The Fund may invest up to 20% of its net assets in securities of foreign issuers and depositary receipts. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company. The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the portfolio management team’s assessment of the relative yield, appreciation potential and the relationship of a country’s currency to the U.S. dollar, which is based upon such factors as fundamental economic strength, credit quality and interest rate trends.
The Fund can invest in derivative instruments, including forward foreign currency contracts, futures contracts and options.
A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at
3        Invesco V.I. American Value Fund

a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes.
An option is a derivative financial instrument that reflects a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options to seek investment return or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund emphasizes a value style of investing and the portfolio managers seek to invest in undervalued companies they believe possess the potential for capital growth. In selecting securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:
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Buy businesses trading at a significant discount to the portfolio managers’ estimate of intrinsic value. The portfolio managers believe intrinsic value represents the fair economic worth of the business.
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Emphasize quality businesses with potential to grow intrinsic value over time. The portfolio managers primarily seek issuers that they believe have solid growth prospects, the ability to earn an attractive return on invested capital and a management team that exhibits intelligent capital allocation skills.
The portfolio managers will consider selling a security if a more attractive investment opportunity is identified, if a security is trading near or above the portfolio managers’ estimate of intrinsic value or if there is a fundamental deterioration in business prospects that results in inadequate upside potential to estimated intrinsic value.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
4        Invesco V.I. American Value Fund

The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Value Investing Risk. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value investing approach could also lead to acquiring fewer securities that might experience rapid price increases during times of market advances. This could cause the investments to underperform strategies that seek capital appreciation by employing only a growth or other non-value approach. Value investing has also gone in and out of favor during past market cycles and is likely to continue to do so. During periods when value investing is out of favor or when markets are unstable, the securities of value companies may underperform the securities of growth companies or the overall stock market.
Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Securities of mid-capitalization companies tend to be more vulnerable to changing market conditions and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. The prices of stocks of issuers in a sector or group of industries may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries. Information about the Fund’s investment in a market sector or group of industries is available in its annual and semi-annual reports to shareholders and in its reports on Form N-PORT filed with the SEC.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be adversely affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies. Real estate companies, including REITs or similar structures, tend to be small- and mid-cap companies and their shares may be more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults on certain types of debt obligations held by the Fund, the Fund may acquire real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse
5        Invesco V.I. American Value Fund

change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise avoid.
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Forward Contracts Risk. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. Investments in forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transaction costs.
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Futures Contracts Risk. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
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Options Risk. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying investment at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying investment at a disadvantageous price. If the Fund sells a call option on an investment that the Fund owns (a “covered call”) and the investment has increased in value when the option is exercised, the Fund will be required to sell the investment at the call price and will not be able to realize any of the investment’s value above the call price. Options may involve economic leverage, which could result in greater price volatility than other investments.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.  Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Active Trading Risk. Active trading of portfolio securities may result in high brokerage costs, which may lower the Fund’s actual return. Active trading also may increase the proportion of the Fund’s gains that are short term.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
6        Invesco V.I. American Value Fund

The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser received compensation of 0.69% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
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Jonathan Edwards, CFA (lead manager), Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2001.
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Jonathan Mueller, CFA, Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2001.
A lead or co-lead manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead or co-lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade
7        Invesco V.I. American Value Fund

orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco
Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the
8        Invesco V.I. American Value Fund

close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s
9        Invesco V.I. American Value Fund

management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.
10        Invesco V.I. American Value Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/22	$20.13	$0.18	$(0.89)	$(0.71)	$(0.15)	$(3.57)	$(3.72)	$15.70	(2.61)%	$147,248	0.89%	0.89%	0.97%	139%
Year ended 12/31/21	15.80	0.13	4.28	4.41	(0.08)	—	(0.08)	20.13	27.95	160,576	0.89	0.89	0.69	82
Year ended 12/31/20	15.92	0.10	0.04	0.14	(0.13)	(0.13)	(0.26)	15.80	1.12	73,098	0.93	0.93	0.74	59
Year ended 12/31/19	13.86	0.12	3.24	3.36	(0.11)	(1.19)	(1.30)	15.92	25.03	84,799	0.92	0.92	0.78	68
Year ended 12/31/18	18.38	0.10	(1.87)	(1.77)	(0.09)	(2.66)	(2.75)	13.86	(12.65)	77,491	0.93	0.93	0.52	39

Series II
Year ended 12/31/22	19.89	0.13	(0.88)	(0.75)	(0.09)	(3.57)	(3.66)	15.48	(2.86)	182,381	1.14	1.14	0.72	139
Year ended 12/31/21	15.62	0.08	4.23	4.31	(0.04)	—	(0.04)	19.89	27.62	214,210	1.14	1.14	0.44	82
Year ended 12/31/20	15.74	0.07	0.03	0.10	(0.09)	(0.13)	(0.22)	15.62	0.86	167,974	1.18	1.18	0.49	59
Year ended 12/31/19	13.71	0.08	3.21	3.29	(0.07)	(1.19)	(1.26)	15.74	24.71	233,890	1.17	1.17	0.53	68
Year ended 12/31/18	18.19	0.05	(1.83)	(1.78)	(0.04)	(2.66)	(2.70)	13.71	(12.82)	169,036	1.18	1.18	0.27	39

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2021, the portfolio turnover calculation excludes the value of securities purchased of $61,601,599 in connection with the acquisition of Invesco V.I. Value Opportunities Fund into the Fund.

11        Invesco V.I. American Value Fund

Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
◾
You invest $10,000 in the Fund and hold it for the entire 10-year period;
◾
Your investment has a 5% return before expenses each year; and
◾
The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Series I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.11%	8.39%	12.84%	17.48%	22.31%	27.34%	32.57%	38.02%	43.69%	49.60%
End of Year Balance	$10,411.00	$10,838.89	$11,284.37	$11,748.16	$12,231.01	$12,733.70	$13,257.06	$13,801.92	$14,369.18	$14,959.75
Estimated Annual Expenses	$90.83	$94.56	$98.45	$102.49	$106.71	$111.09	$115.66	$120.41	$125.36	$130.51

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.86%	7.87%	12.03%	16.36%	20.85%	25.51%	30.36%	35.39%	40.62%	46.04%
End of Year Balance	$10,386.00	$10,786.90	$11,203.27	$11,635.72	$12,084.86	$12,551.33	$13,035.82	$13,539.00	$14,061.60	$14,604.38
Estimated Annual Expenses	$116.20	$120.69	$125.34	$130.18	$135.21	$140.43	$145.85	$151.48	$157.32	$163.40

1
Your actual expenses may be higher or lower than those shown.
12        Invesco V.I. American Value Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco V.I. American Value Fund SEC 1940 Act file number: 811-07452

invesco.com/us	VK-VIAMVA-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco V.I. Balanced-Risk Allocation Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) and the Commodity Futures Trading Commission (CFTC) have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
◾
is not FDIC insured;
◾
may lose value; and
◾
is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco V.I. Balanced-Risk Allocation Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher. Fees and expenses of Invesco Cayman Commodity Fund IV Ltd., a wholly-owned subsidiary of the Fund (Subsidiary), are included in this table.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.92%	0.92%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	0.20	0.20

Acquired Fund Fees and Expenses	0.11	0.11

Total Annual Fund Operating Expenses	1.23	1.48

Fee Waiver and/or Expense Reimbursement[1]	0.35	0.35

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.88	1.13

1
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including prior fiscal year end Acquired Fund Fees and Expenses of 0.11% and excluding certain items discussed below) of Series I shares and Series II shares to 0.88% and 1.13%, respectively, of the Fund's average daily net assets (the “expense limits”). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco has also contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds. Unless Invesco continues the fee waiver agreements, they will terminate on April 30, 2024 and June 30, 2024. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$90	$356	$642	$1,458

Series II shares	$115	$434	$775	$1,738

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 140% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund’s investment strategy is designed to provide capital loss protection during down markets by investing across multiple macro factors. Under normal market conditions, the Fund’s portfolio management team allocates across three macro factors: growth, defensive and real return, such that no one macro factor drives the Fund’s performance. The Fund’s exposure to these three macro factors will be achieved primarily through investments in derivative instruments (generally having aggregate notional exposure exceeding 65% of the Fund’s net assets), including but not limited to futures, options, currency forward contracts and swap agreements. The portfolio managers manage the Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long-term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of the Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter-term views of the market. The strategic and tactical processes are intended to adjust the Fund’s portfolio risk in a variety of market conditions.
The portfolio managers implement their investment decisions primarily through the use of derivatives and other investments that create leverage. The Fund uses derivatives and other leveraged instruments to create and adjust exposures to the three macro factors. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit the Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the macro factors than investing in more traditional assets such as stocks and bonds would allow. The Fund may hold long and short positions in derivatives and in investments in each of the three macro factors; however, the Fund will typically maintain net long exposure to each macro factor, such that the Fund is expected to benefit from general price appreciation of investments in that macro factor. The Fund’s use of derivatives and the leveraged investment exposure created by its use of derivatives are expected to be significant and greater than most mutual funds. The Fund may use quantitative models as part of the investment selection process.
The Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide leverage, including futures contracts, options, swaps and commodity-linked notes. Volatility measures the range of returns of a security, fund, index or other investment, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. The Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use derivatives or other instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in the
1        Invesco V.I. Balanced-Risk Allocation Fund

Fund’s exposure to a macro factor class and may cause the Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Fund gains exposure to a specific macro factor through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to the Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to the Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves investment selection within the three macro factors. The portfolio managers select investments to represent each of the three macro factors from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of the Fund.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each macro factor and the investments within each macro factor selected in the first step to construct a portfolio that they believe is risk-balanced across the three macro factors. Periodically, the management team re-estimates the risk contributed by each macro factor and investment and re-balances the portfolio; the portfolio also may be rebalanced when the Fund makes new investments. Taken together, the first two steps in the process result in the strategic allocation.
In the third step of the investment process, using a systematic approach based on fundamental principles, the portfolio management team analyzes the macro factors and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether a macro factor and investments in that macro factor are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on a macro factor and related investments. Lastly, the portfolio managers assess the impact of historic price movements for each macro factor and related investments on likely future returns.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight positions (incurring additional exposure relative to the strategic allocation) and under-weight positions (incurring less exposure relative to the strategic allocation) for the macro factors and investments. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above.
The Fund’s growth exposure will be achieved primarily through investments in derivatives that track equity indices comprised of shares of companies in developed and/or emerging market countries, including equity indices that emphasize exposure to companies associated with certain characteristics, known as style factors, including high dividend, quality, value, growth, low volatility, size (large, mid or small cap) and momentum. In addition, the Fund may invest directly in shares of such companies and in exchange-traded funds (ETFs) that provide equity exposure, including ETFs that track factor-based indices that emphasize the style factors noted above. The Fund may also buy and write (sell) put and call options on equities, equity indices and ETFs, including in combination, to adjust the Fund’s equity exposure or to generate income. Additionally, the Fund can use currency forward contracts to hedge against the risk that the value of the foreign currencies in which its equity investments are denominated will depreciate against the U.S. dollar.
The Fund’s defensive exposure will be achieved primarily through derivatives that offer exposure to the debt or credit of issuers in developed and/or emerging markets that are rated investment grade or are unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5-10 years) and long (10 plus years) term maturity.
The Fund’s real return exposure will be achieved primarily through investments in commodity futures and swaps, commodity related ETFs and exchange-traded notes (ETNs) and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund IV Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
The Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in commodity futures and swaps, commodity related ETFs and ETNs and commodity-linked notes. The Subsidiary is advised by the Adviser, has the same investment objective as the Fund and generally employs the same investment strategy. Unlike the Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other investments that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by the Fund, the Fund will be subject to the risks associated with any investment by the Subsidiary.
The Fund generally will maintain a substantial portion of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for the Fund’s obligations under derivative transactions, or for cash management purposes. The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives. In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Correlation Risk. Because the Fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, across different countries and investments, to the extent either the asset classes or the selected countries and investments become correlated in a way not anticipated by the Adviser, the Fund’s risk allocation process may result in magnified risks and loss instead of balancing (reducing) the risk of loss.
2        Invesco V.I. Balanced-Risk Allocation Fund

Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for the Fund than most other mutual funds because the Fund will implement its investment strategy primarily through derivative instruments rather than direct investments in stocks/bonds.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Commodity Risk. The Fund may have investment exposure to the commodities markets and/or a particular sector of the commodities markets, which may subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. Volatility in the commodities markets may be caused by changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates, investment and trading activities of mutual funds, hedge funds and commodities funds, and factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments or supply and demand disruptions. Because the Fund’s performance may be linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company and be subject to federal income tax at the Fund level. As a result of an announcement by the Internal Revenue Service (IRS), the Fund intends to invest in commodity-linked notes: (a) directly, relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act or (b) indirectly through the Subsidiary. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of commodity-linked notes or the Subsidiary (which guidance might be applied to the Fund retroactively), it could, among other consequences, limit the Fund’s ability to pursue its investment strategy.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in
3        Invesco V.I. Balanced-Risk Allocation Fund

value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
LIBOR Transition Risk. The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. Regulators and financial industry working groups in several jurisdictions have worked over the past several years to identify alternative reference rates (“ARRs”) to replace LIBOR and to assist with the transition to the new ARRs. For example, the Federal Reserve Bank of New York has identified the Secured Overnight Financing Rate (“SOFR”) as the intended replacement to USD LIBOR and foreign regulators have proposed other interbank offered rates, such as the Sterling Overnight Index Average (“SONIA”) and other replacement rates, which could also be adopted. Consequently, the publication of most LIBOR rates ceased at the end of 2021, but a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates. Additionally, key regulators have instructed banking institutions to cease entering into new contracts that reference these USD LIBOR settings after December 31, 2021, subject to certain limited exceptions.
There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. For example, there can be no assurance that the composition or characteristics of any ARRs or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, although regulators have generally prohibited banking institutions from entering into new contracts that reference those USD LIBOR settings that continue to exist, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.
Commodity-Linked Notes Risk. In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such notes.
Short Position Risk. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the Fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent the Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, the Fund’s short positions will cause the Fund to underperform the overall market and its peers that do not engage in shorting. If the Fund holds both long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of the Fund’s returns.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted by the listing exchange; (4) a passively managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund may invest are leveraged, which may result in economic leverage, permitting the Fund to gain exposure that is greater than would be the case in an unlevered instrument and potentially resulting in greater volatility.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, counterparty risk, and the risk that the value of the exchange-traded note may drop due to a downgrade in the issuer's credit rating. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. The Fund will bear its proportionate share of any fees and expenses borne by an exchange-traded note in which it invests. For certain exchange-traded notes, there may be
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restrictions on the Fund’s right to redeem its investment, which is meant to be held until maturity.
Factor-Based Strategy Risk. Although the Fund may have investments that track equity indices that emphasize exposure to companies associated with certain characteristics, known as style factors, there is no guarantee that this strategy will be successful.
Quantitative Models Risk. Quantitative models are based upon many factors that measure individual securities relative to each other. Quantitative models may be highly reliant on the gathering, cleaning, culling and analysis of large amounts of data from third parties and other external sources. Any errors or imperfections in the factors, or the data on which measurements of those factors are based, could adversely affect the use of the quantitative models. The factors used in models may not identify securities that perform well in the future, and the securities selected may perform differently from the market as a whole or from their expected performance.
Volatility Risk. Certain of the Fund's investments may appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in this prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the Fund and its shareholders.
Money Market Fund Risk. Although money market funds generally seek to preserve the value of an investment at $1.00 per share, the Fund may lose money by investing in money market funds. A money market fund's sponsor has no legal obligation to provide financial support to the money market fund. The credit quality of a money market fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the money market fund's share price. A money market fund's share price can also be negatively affected during periods of high redemption pressures, illiquid markets and/or significant market volatility.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Financial Markets Regulatory Risk. Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.
Active Trading Risk. Active trading of portfolio securities may result in added expenses and a lower return.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Because the Fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark, a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	December 31, 2020	10.63%
Worst Quarter	March 31, 2020	-11.82%

Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	5 Years	10 Years
Series I	1/23/2009	-14.35%	2.19%	3.54%

Series II	1/23/2009	-14.52	1.94	3.29

Custom Invesco V.I. Balanced-Risk Allocation Index (60% MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) and 40% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or other taxes))		-15.72	4.10	5.98

Lipper VUF Absolute Return Funds Classification Average		0.42	-1.68	0.69

MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		-18.14	6.14	8.85

5        Invesco V.I. Balanced-Risk Allocation Fund

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund
Mark Ahnrud, CFA	Portfolio Manager	2010

John Burrello, CFA	Portfolio Manager	2022

Chris Devine, CFA	Portfolio Manager	2010

Scott Hixon, CFA	Portfolio Manager	2010

Christian Ulrich, CFA	Portfolio Manager	2010

Scott Wolle, CFA	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in this prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund’s investment strategy is designed to provide capital loss protection during down markets by investing across multiple macro factors. Under normal market conditions, the Fund’s portfolio management team allocates across three macro factors: growth, defensive and real return, such that no one macro factor drives the Fund’s performance. The Fund’s exposure to these three macro factors will be achieved primarily through investments in derivative instruments (generally having aggregate notional exposure exceeding 65% of the Fund’s net assets), including but not limited to futures, options, currency forward contracts and swap agreements. The portfolio managers manage the Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long-term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of the Fund’s portfolio risk, as determined by the portfolio managers’ proprietary risk analysis. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter-term views of the market. The strategic and tactical processes are intended to adjust the Fund’s portfolio risk in a variety of market conditions.
The portfolio managers implement their investment decisions primarily through the use of derivatives and other investments that create leverage. The Fund uses derivatives and other leveraged instruments to create and adjust exposures to the three macro factors. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit the Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the macro factors than investing in more traditional assets such as stocks and bonds would allow. The Fund may hold long and short positions in derivatives and in investments in each of the three macro factors; however, the Fund will typically maintain net long exposure to each macro factor, such that the Fund is expected to benefit from general price appreciation of investments in that macro factor. The Fund’s use of derivatives and the leveraged investment exposure created by its use of derivatives are expected to be significant and greater than most mutual funds. The Fund may use quantitative models as part of the investment selection process.
The Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide leverage, including futures contracts, options, swaps and commodity-linked notes. Volatility measures the range of returns of a security, fund, index or other investment, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. The Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use derivatives or other instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in the Fund’s exposure to a macro factor and may cause the Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Fund gains exposure to a specific macro factor through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to the Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to the Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves investment selection within the three macro factors. The portfolio managers select investments to represent each of the three macro factors from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of the Fund.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each macro factor and the investments within each macro factor selected in the first step to construct a portfolio that they believe is risk-balanced across the three macro factors. Periodically, the management team re-estimates the risk contributed by each macro factor and investment and re-balances the portfolio; the portfolio also may be rebalanced when the Fund makes new investments. Taken together, the first two steps in the process result in the strategic allocation.
In the third step of the investment process, using a systematic approach based on fundamental principles, the portfolio management team analyzes the macro factors and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether a macro factor and investments in that macro factor are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on
6        Invesco V.I. Balanced-Risk Allocation Fund

a macro factor and related investments. Lastly, the portfolio managers assess the impact of historic price movements for each macro factor and related investments on likely future returns.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight positions (incurring additional exposure relative to the strategic allocation) and under-weight positions (incurring less exposure relative to the strategic allocation) for the macro factors and investments. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above.
The Fund’s growth exposure will be achieved primarily through investments in derivatives that track equity indices comprised of shares of companies in developed and/or emerging market countries, including equity indices that emphasize exposure to companies associated with certain characteristics, known as style factors, including high dividend, quality, value, growth, low volatility, size (large, mid or small cap) and momentum. In addition, the Fund may invest directly in shares of such companies and in exchange-traded funds (ETFs) that provide equity exposure, including ETFs that track factor-based indices that emphasize the style factors noted above. The Fund may also buy and write (sell) put and call options on equities, equity indices and ETFs, including in combination, to adjust the Fund’s equity exposure or to generate income. Additionally, the Fund can use currency forward contracts to hedge against the risk that the value of the foreign currencies in which its equity investments are denominated will depreciate against the U.S. dollar.
The Fund’s defensive exposure will be achieved primarily through derivatives that offer exposure to the debt or credit of issuers in developed and/or emerging markets that are rated investment grade or are unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5-10 years) and long (10 plus years) term maturity.
The Fund’s real return exposure will be achieved primarily through investments in commodity futures and swaps, commodity related ETFs and exchange-traded notes (ETNs) and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund IV Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
The Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in commodity futures and swaps, commodity related ETFs and ETNs and commodity-linked notes. The Subsidiary is advised by the Adviser, has the same investment objective as the Fund and generally employs the same investment strategy. Unlike the Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other investments that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by the Fund, the Fund will be subject to the risks associated with any investment by the Subsidiary.
The Fund generally will maintain a substantial portion of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for the Fund’s obligations under derivative transactions, or for cash management purposes. The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
ETFs are traded on an exchange and generally hold a portfolio of securities, commodities or commodity futures and/or currencies that are designed to replicate an index. Some ETFs are actively managed and instead of replicating an index, they seek to outperform an index.
ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other sponsor, the returns of which are linked to the performance of a particular market, asset, index, benchmark or strategy. ETNs are traded on an exchange; however, investors can also hold an ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, multiplied by a factor that represents the performance of the referenced market, asset, index, benchmark or strategy.
A commodity-linked note is a debt security issued by a bank or other sponsor that pays a return linked to the performance of a commodities index or basket of commodity futures contracts. In some cases, the return will be based on a multiple of the performance of the index or basket and this embedded leverage will magnify the positive return or losses the Fund earns from these notes as compared to the performance of the index or basket.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time, with both the purchaser and the seller equally obligated to complete the transaction at that future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying asset. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date.
An option is an agreement between two parties that gives the purchaser of the option the right to buy or sell a particular asset (commonly a stock (including a share of an ETF), a bond, an index, a currency or a futures contract) at a later date at an agreed upon price referred to as the “strike” price. A call option gives the purchaser of the option the right (but not the obligation) to buy the underlying asset at the strike price, while a put option gives the purchaser the right (but not the obligation) to sell the underlying asset at the strike price. In either case, the writer (seller) of the option incurs the corresponding obligation to fulfill the transaction if the option is exercised. The price of an option derives from the difference between the strike price and the value of the underlying asset, the expected volatility of that underlying asset and the time remaining until the expiration of the option.
By selling put and call options, the Fund receives a premium from the option buyer, which increases the Fund’s return if the option is closed at a gain or expires out-of-the-money. An option is “out-of-the-money” if the strike price of the option is below (for a put) or above (for a call) the value of the relevant underlying asset. If, however, the strike price of the option is above (for a put) or below (for a call) the value of the relevant underlying asset and/or the option’s price increases above the price at which it was sold, the Fund may (1) if the buyer has not exercised the option, close the option contract at a loss or (2) if the buyer has exercised the option, (i) pay the buyer the difference between the strike price and the value of underlying asset, or (ii) deliver (if a call) or purchase (if a put) the underlying asset, depending on whether the option is cash settled or deliverable.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to the price, value or level of a specified underlying asset, which can be a security, index, reference rate, commodity, currency or other asset, or a basket of any of the foregoing. The notional amount of a swap is based on the nominal or face amount of the reference asset that is used to calculate payments made under that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the price, value or level of the underlying asset to calculate payments between them through the life of the swap.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.
7        Invesco V.I. Balanced-Risk Allocation Fund

In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Correlation Risk. Changes in the value of the asset classes in which the Fund invests or specific investments within those asset classes may not track or offset each other in the manner anticipated by the Adviser. Because the Fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and investments, to the extent either the three asset classes or the selected countries and investments become correlated in a way not anticipated by the Adviser, the Fund’s risk allocation process may not produce the intended result of balancing risk and could instead result in magnified risks and loss.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below. These risks are greater for the Fund than most other mutual funds because the Fund will implement its investment strategy primarily through derivative instruments rather than direct investments in stocks/bonds.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative
8        Invesco V.I. Balanced-Risk Allocation Fund

positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise avoid.
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Regulatory Risk. Changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.
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Forward Foreign Currency Contracts Risk. Forward foreign currency contracts are used to lock in the U.S. dollar price of a security denominated in a foreign currency or protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. They are subject to the risk that anticipated currency movements will not be accurately predicted or do not correspond accurately to changes in the value of the fund's holdings, which could result in losses and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the currency increases. A forward foreign currency contract may also result in losses in the event of a default or bankruptcy of the counterparty.
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Forward Contracts Risk. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. Investments in forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transaction costs.
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Futures Contracts Risk. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
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Options Risk. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying investment at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying investment at a disadvantageous price. If the Fund sells a call option on an investment that the Fund owns (a “covered call”) and the investment has increased in value when the option is exercised, the Fund will be required to sell the investment at the call price and will not be able to realize any of the investment’s value above the call price. Options may involve economic leverage, which could result in greater price volatility than other investments.
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Swap Transactions Risk. Under U.S. financial reform legislation enacted in 2010, certain types of swaps are required to be executed on a regulated market and cleared through a central clearing house counterparty, which may entail further risks and costs for the Fund.  Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or may be centrally cleared. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted for clearing to a central clearing house counterparty, and the Fund faces the central clearing house counterparty by means of an account with a futures commission merchant that is a member of the clearing house.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will
9        Invesco V.I. Balanced-Risk Allocation Fund

decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Commodity Risk. The Fund may have investment exposure to the commodities markets and/or a particular sector of the commodities markets, which may subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions and changes in transportation, handling and storage costs. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because the Fund’s performance may be linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company and be subject to federal income tax at the Fund level. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended (the Code). The Internal Revenue Service (IRS) has issued a number of private letter rulings to other mutual funds, including to another Invesco fund (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity-linked notes and a wholly-owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. However, the portion of such rulings relating to the treatment of a corporation as a regulated investment company that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act was revoked because of changes in the IRS's position. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.)   Accordingly, the Fund may invest in certain commodity-linked notes: (a) directly, relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act or (b) indirectly through the Subsidiary. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of commodity-linked notes or the Subsidiary (which guidance might be applied to the Fund retroactively), it could limit the Fund’s ability to pursue its investment strategy and the Fund might not qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or other action. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The Fund also may incur transaction and other costs to comply with any new or additional guidance from the IRS.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs and potentially lower the Fund’s performance returns.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Unexpected market closures may also affect investments in emerging markets. Settlement procedures may differ from those of more established securities markets, and settlement
10        Invesco V.I. Balanced-Risk Allocation Fund

delays may result in the inability to invest assets or dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in value of the portfolio security, a decrease in the level of liquidity of the portfolio, or, if there is a contract to sell the security, a possible liability to the purchaser.
Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries may impose material limitations on Public Company Accounting Oversight Board (PCAOB) inspection, investigation and enforcement capabilities, which can hinder the PCAOB’s ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets. There is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards.
Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging market countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking). Certain governments may require approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change.
Emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. The governments in some emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Other risks of investing in emerging market securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor’s policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
LIBOR Transition Risk. The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. In the years following the 2008 financial crisis, the integrity of LIBOR was increasingly questioned because several banks contributing to its calculation were accused of rate manipulation and because of a general contraction in the unsecured interbank lending market. As a result, regulators and financial industry working groups in several jurisdictions have worked over the past several years to identify alternative reference rates (“ARRs”) to replace LIBOR and to assist with the transition to the new ARRs. For example, the Federal Reserve Bank of New York has identified the Secured Overnight Financing Rate (“SOFR”) as the intended replacement to USD LIBOR and foreign regulators have proposed other interbank offered rates, such as the Sterling Overnight Index Average (“SONIA”) and other replacement rates, which could also be adopted. Consequently, the publication of most LIBOR rates ceased at the end of 2021, but a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates. Additionally, key regulators have instructed banking institutions to cease entering into new contracts that reference these USD LIBOR settings after December 31, 2021, subject to certain limited exceptions.
There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. For example, there can be no assurance that the composition or characteristics of any ARRs or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, although regulators have generally prohibited banking institutions from entering into new contracts that reference those USD LIBOR settings that continue to exist, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.
Commodity-Linked Notes Risk. In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities.
The Fund might not receive all or a portion of the interest due on its investment or a return of its principal if there is a loss of value of the commodity, commodity index or other economic variable to which the interest is linked. A liquid secondary market may not exist for certain commodity-linked notes, which may make it difficult for the Fund to sell them at an acceptable time or price or to accurately value them. Commodity-linked notes are also subject to counterparty risk, which is the risk that the issuer of the commodity-linked note will default or become bankrupt and not make timely payment of principal and interest. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that
11        Invesco V.I. Balanced-Risk Allocation Fund

is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, the value of a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such notes.
Short Position Risk. The Fund will incur a loss on a short position if the price of the asset sold short increases from the short sale price. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. Short sales are speculative transactions and involve greater reliance on the Adviser’s ability to accurately anticipate the future value of an asset or markets in general. Any gain on a short position is decreased, and any loss is increased, by the amount of any payment, dividend, interest or other transaction costs that the Fund may be required to pay with respect to the asset sold short. The counterparty to a short position or market factors, such as a sharp increase in prices, may prevent the Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, the Fund’s short positions will cause the Fund to underperform the overall market and its peers that do not engage in shorting. If the Fund holds both long and short positions, both positions may decline simultaneously, in which case the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of the Fund’s returns.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) the market price of an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) a passively managed exchange-traded fund may not accurately track the performance of the reference asset; and (5) a passively managed exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund may invest are leveraged. Investing in leveraged exchange-traded funds may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investments, but nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument, which can result in greater volatility.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund. When the Fund invests in exchange-traded notes it will bear its proportionate share of any fees and expenses borne by the exchange-traded note. For certain exchange-traded notes, there may be restrictions on the
Fund’s right to redeem its investment in an exchange-traded note, which is meant to be held until maturity.
Factor-Based Strategy Risk. Although the Fund may have investments that track equity indices that emphasize exposure to companies associated with certain characteristics, known as style factors, there is no guarantee that this strategy will be successful. In addition, there may be periods when a particular style of investing or factor is out of favor and therefore, during such periods, the investment performance of the Fund may suffer.
Quantitative Models Risk. Quantitative models are based upon many factors that measure individual securities relative to each other. Quantitative models may be highly reliant on the gathering, cleaning, culling and analysis of large amounts of data from third parties and other external sources. Any errors or imperfections in the factors, or the data on which measurements of those factors are based, could adversely affect the use of the quantitative models. The factors used in models may not identify securities that perform well in the future, and the securities selected may perform differently from the market as a whole or from their expected performance.
Volatility Risk. Certain of the Fund's investments may appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund. For example, the government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
Money Market Fund Risk. Although money market funds generally seek to preserve the value of an investment at $1.00 per share, the Fund may lose money by investing in money market funds. A money market fund's sponsor has no legal obligation to provide financial support to the money market fund. The credit quality of a money market fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the money market fund's share price. A money market fund's share price can also be negatively affected during periods of high redemption pressures, illiquid markets and/or significant market volatility.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Financial Markets Regulatory Risk. Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad, changes to the monetary policy by the Federal Reserve or other regulatory actions, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit, may affect investor and consumer confidence,
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increase volatility in the financial markets, perhaps suddenly and to a significant degree, result in higher interest rates, and even raise concerns about the U.S. government’s credit rating and ability to service its debt. Such changes and events may adversely impact the Fund’s operations, universe of potential investment options, and return potential.
Active Trading Risk. Active trading of portfolio securities may result in high brokerage costs, which may lower the Fund’s actual return. Active trading also may increase the proportion of the Fund’s gains that are short term.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Because the Fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Regulation under the Commodity Exchange Act
The Adviser is registered as a “commodity pool operator” (CPO) under the Commodity Exchange Act and the rules of the CFTC and is subject to CFTC regulation with respect to the Fund. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Fund as a result of the Adviser’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Adviser as the Fund’s CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. The Adviser is also registered as a “commodity trading advisor” (CTA) but, with respect to the Fund, relies on an exemption from CTA regulation available for a CTA that also serves as the Fund’s CPO.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser received compensation of 0.53% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
◾
Mark Ahnrud, CFA, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
◾
John Burrello, CFA, Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2012.
◾
Chris Devine, CFA, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.
◾
Scott Hixon, CFA, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1994.
◾
Christian Ulrich, CFA, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.
◾
Scott Wolle, CFA, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.
The portfolio managers are assisted by investment professionals from Invesco's Global Asset Allocation Team. Members of the team may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for
13        Invesco V.I. Balanced-Risk Allocation Fund

special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the
14        Invesco V.I. Balanced-Risk Allocation Fund

Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00
15        Invesco V.I. Balanced-Risk Allocation Fund

p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
The Fund may invest up to 25% of its total assets in shares of its Subsidiary. The Subsidiary offers to redeem all or a portion of its shares at the current net asset value per share every regular business day. The value of shares of the Subsidiary will fluctuate with the value of the Subsidiary’s portfolio investments. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Fund, which require, among other things, that the Subsidiary’s portfolio investments be marked-to-market (that is, the value on the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these
16        Invesco V.I. Balanced-Risk Allocation Fund

services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.
17        Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Financial Highlights
The consolidated financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The consolidated financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s consolidated financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/22	$10.76	$0.06	$(1.60)	$(1.54)	$(0.74)	$(0.34)	$(0.00)	$(1.08)	$8.14	(14.35)%	$41,209	0.73%(d)	1.12%	0.59%	140%
Year ended 12/31/21	10.48	(0.08)	1.08	1.00	(0.36)	(0.36)	—	(0.72)	10.76	9.55	49,456	0.71	1.11	(0.69)	107
Year ended 12/31/20	10.91	(0.03)	1.03	1.00	(0.87)	(0.56)	—	(1.43)	10.48	10.22	46,853	0.66(d)	1.10	(0.25)	82
Year ended 12/31/19	9.47	0.14	1.30	1.44	—	—	—	—	10.91	15.21	45,427	0.64(d)	1.10	1.38	94
Year ended 12/31/18	11.31	0.11	(0.79)	(0.68)	(0.14)	(0.99)	(0.03)	(1.16)	9.47	(6.46)	37,450	0.65(d)	1.10	1.03	199

Series II
Year ended 12/31/22	10.55	0.03	(1.56)	(1.53)	(0.71)	(0.34)	(0.00)	(1.05)	7.97	(14.52)	768,478	0.98(d)	1.37	0.34	140
Year ended 12/31/21	10.29	(0.10)	1.05	0.95	(0.33)	(0.36)	—	(0.69)	10.55	9.26	931,915	0.96	1.36	(0.94)	107
Year ended 12/31/20	10.73	(0.05)	1.01	0.96	(0.84)	(0.56)	—	(1.40)	10.29	9.99	933,770	0.91(d)	1.35	(0.50)	82
Year ended 12/31/19	9.34	0.12	1.27	1.39	—	—	—	—	10.73	14.88	976,477	0.89(d)	1.35	1.13	94
Year ended 12/31/18	11.17	0.08	(0.78)	(0.70)	(0.11)	(0.99)	(0.03)	(1.13)	9.34	(6.71)	968,329	0.90(d)	1.35	0.78	199

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.11%, 0.15%, 0.15% and 0.16% for the years ended December 31, 2022, 2020, 2019 and 2018, respectively.

18        Invesco V.I. Balanced-Risk Allocation Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco V.I. Balanced-Risk Allocation Fund SEC 1940 Act file number: 811-07452

invesco.com/us	VIIBRA-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco V.I. Capital Appreciation Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
◾
is not FDIC insured;
◾
may lose value; and
◾
is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco V.I. Capital Appreciation Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.70%	0.70%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	0.18	0.18

Total Annual Fund Operating Expenses	0.88	1.13

Fee Waiver and/or Expense Reimbursement[1]	0.08	0.08

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.80	1.05

1
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I shares and Series II shares to 0.80% and 1.05%, respectively, of the Fund's average daily net assets (the “expense limits”). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$82	$273	$480	$1,077

Series II shares	$107	$351	$615	$1,367

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund mainly invests in common stocks of “growth companies”. Growth companies are companies that the portfolio managers expect to have above-average growth rates. Currently, the Fund intends, under normal circumstances, to focus primarily on companies that are similar in size to companies in the Russell 1000 Growth Index. The Fund invests primarily in U.S. companies but may also purchase securities of issuers in any country, including developed countries and emerging markets. The Fund has no limits on the amount of its assets that can be invested in foreign securities. The portfolio managers look for growth companies with stock prices that they believe are reasonable in relation to overall stock market valuations. In seeking to invest across a variety of industries and market sectors, the portfolio managers focus on a number of factors that may vary in particular cases and over time. Currently, the portfolio managers look for:
◾
companies in business areas that have above-average growth potential
◾
companies with growth rates that the portfolio managers believe are sustainable over time
◾
stocks with reasonable valuations relative to their growth potential.
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The Fund may sell the stocks of companies that the portfolio managers believe no longer meet the above criteria, but is not required to do so.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
1        Invesco V.I. Capital Appreciation Fund

The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Growth Investing Risk. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Capital Appreciation Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance
2        Invesco V.I. Capital Appreciation Fund

table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Non-Service Shares and Service Shares of the predecessor fund, and are not offered by the Fund. The Non-Service Shares of the predecessor fund were reorganized into Series I shares of the Fund and the Service Shares of the predecessor fund were reorganized into the Series II shares of the Fund after the close of business on May 24, 2019. Series I shares’ and Series II shares’ returns of the Fund will be different from the Non-Service Shares’ and the Service Shares’ returns of the predecessor fund as they have different expenses.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	June 30, 2020	29.96%
Worst Quarter	June 30, 2022	-20.09%

Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	5 Years	10 Years
Series I	4/3/1985	-30.78%	8.27%	11.08%

Series II	9/18/2001	-30.96	8.00	10.81

Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)		-29.14	10.96	14.10

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		-18.11	9.42	12.56

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund
Ronald J. Zibelli, Jr., CFA	Portfolio Manager (lead)	2020

Ash Shah, CFA	Portfolio Manager	2020

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is to seek capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund mainly invests in common stocks of “growth companies”. Growth companies are companies that the portfolio managers expect to have above-average growth rates. Currently, the Fund intends, under normal circumstances, to focus primarily on companies that are similar in size to companies in the Russell 1000 Growth Index. The Fund invests primarily in U.S. companies but may also purchase securities of issuers in any country, including developed countries and emerging markets. The Fund has no limits on the amount of its assets that can be invested in foreign securities. Foreign securities are those of issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States, or whose “country of risk” is a foreign country as determined by a third party service provider.
While the Fund mainly invests in common stock, it may also invest in other equity securities, such as preferred stock, rights, warrants and securities convertible into common stock. The portfolio managers look for growth companies that the portfolio managers expect to have above-average growth rates. In seeking to invest across a variety of industries and market sectors, the portfolio managers focus on a number of factors that may vary in particular cases and over time. Currently, the portfolio managers look for:
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companies in business areas that have above-average growth potential
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companies with growth rates that the portfolio managers believe are sustainable over time
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stocks with reasonable valuations relative to their growth potential.
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The Fund may sell the stocks of companies that the portfolio managers believe no longer meet the above criteria, but is not required to do so.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different
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investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Growth Investing Risk. Growth companies are companies whose earnings and stock prices are expected to grow at a faster rate than the overall market. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies can be new or established companies that may be entering a growth cycle in their business and therefore may experience greater stock price fluctuations and risks of loss than larger, more established companies. Their anticipated growth may come from developing new products or services or from expanding into new or growing markets. Growth companies may be applying new technologies, new or improved distribution methods or new business models that could enable them to capture an important or dominant market position. They may have a special area of expertise or the ability to take advantage of changes in demographic or other factors in a more profitable way. Newer growth companies generally tend to invest a large part of their earnings in research, development or capital assets. Although newer growth companies may not pay any dividends for some time, their stocks may be valued because of their potential for price increases. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer
4        Invesco V.I. Capital Appreciation Fund

financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. In addition, investors might seek to trade Fund shares based on their knowledge or understanding of the value of smaller company securities (this is sometimes referred to as “price arbitrage”), which could interfere with the efficient management of the Fund. Since small and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The relative sizes of companies may change over time as the securities market changes, and the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased due to market fluctuations.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Rights and Warrants Risk. Rights and warrants may be purchased directly or acquired as part of other securities. Warrants are options to purchase equity securities at a specific price during a specific period of time. The price of a warrant does not necessarily move parallel to, and is generally more volatile than, the price of the underlying security. Warrants may be significantly less valuable or worthless on their expiration date and may also be postponed or terminated early, resulting in a partial or total loss. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Warrants and rights are highly volatile and, therefore, more susceptible to sharp declines in value than the underlying security might be. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price.
Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible securities can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. Since a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events. These convertible securities are subject to an increased risk of loss and are generally subordinate in rank to other debt obligations of the issuer. Convertible securities may be rated below investment grade and therefore considered to have more speculative characteristics and greater susceptibility to default or decline in market value than investment grade securities.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. The prices of stocks of issuers in a sector or group of industries may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries. Information about the Fund’s investment in a market sector or group of industries is available in its annual and semi-annual reports to shareholders and in its reports on Form N-PORT filed with the SEC.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Unexpected market closures may
5        Invesco V.I. Capital Appreciation Fund

also affect investments in emerging markets. Settlement procedures may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in value of the portfolio security, a decrease in the level of liquidity of the portfolio, or, if there is a contract to sell the security, a possible liability to the purchaser.
Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries may impose material limitations on Public Company Accounting Oversight Board (PCAOB) inspection, investigation and enforcement capabilities, which can hinder the PCAOB’s ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets. There is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards.
Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging market countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking). Certain governments may require approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change.
Emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. The governments in some emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Other risks of investing in emerging market securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Non-Diversification Risk. The Fund is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. Because a large percentage of the Fund’s assets may be invested in a limited number of issuers, a change in the value of one or a few issuers’ securities will affect the value of the Fund more than would occur in a diversified fund.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser received compensation of 0.61% of the Fund’s average daily net assets, after fee waiver and/or expense reimbursement, if any. The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
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Ronald J. Zibelli, Jr., CFA (lead manager), Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2006 to 2019, Mr. Zibelli was associated with OppenheimerFunds, a global asset management firm.
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Ash Shah, CFA, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2006 to 2019, Mr. Shah was associated with OppenheimerFunds, a global asset management firm.
A lead or co-lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead or co-lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of the prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company
7        Invesco V.I. Capital Appreciation Fund

to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
8        Invesco V.I. Capital Appreciation Fund

Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in
9        Invesco V.I. Capital Appreciation Fund

which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.
10        Invesco V.I. Capital Appreciation Fund

Financial Highlights
The financial highlights information presented for the Fund includes the financial history of the predecessor fund, which was reorganized into the Fund after the close of business on May 24, 2019. The financial highlights show the Fund’s and predecessor fund’s financial history for the past five fiscal years or, if shorter, the applicable period of operations since the inception of the Fund or predecessor fund or class of Fund or predecessor fund shares. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund or predecessor fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended after May 24, 2019 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The information for fiscal years ended prior to May 24, 2019 has been audited by the predecessor fund’s auditor.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income (loss) to average net assets	Portfolio turnover (d)
Series I
Year ended 12/31/22	$81.86	$0.02	$(24.48)	$(24.46)	$—	$(22.63)	$(22.63)	$34.77	(30.78)%	$443,996	0.80%	0.88%	0.03%	73%
Year ended 12/31/21	70.34	(0.26)	16.12	15.86	—	(4.34)	(4.34)	81.86	22.57	686,517	0.80	0.84	(0.34)	91
Year ended 12/31/20	59.77	(0.08)	21.00	20.92	—	(10.35)	(10.35)	70.34	36.59	626,304	0.80	0.88	(0.12)	37
Year ended 12/31/19	48.50	0.06	16.80	16.86	(0.04)	(5.55)	(5.59)	59.77	36.20	538,247	0.80	0.88	0.10	73
Year ended 12/31/18	55.70	0.09	(2.71)	(2.62)	(0.19)	(4.39)	(4.58)	48.50	(5.73)	460,708	0.80	0.85	0.16	27

Series II
Year ended 12/31/22	79.58	(0.12)	(23.77)	(23.89)	—	(22.63)	(22.63)	33.06	(30.96)	119,613	1.05	1.13	(0.22)	73
Year ended 12/31/21	68.64	(0.45)	15.73	15.28	—	(4.34)	(4.34)	79.58	22.28	226,282	1.05	1.09	(0.59)	91
Year ended 12/31/20	58.67	(0.23)	20.55	20.32	—	(10.35)	(10.35)	68.64	36.24	215,610	1.05	1.13	(0.37)	37
Year ended 12/31/19	47.78	(0.08)	16.52	16.44	—	(5.55)	(5.55)	58.67	35.84	200,741	1.05	1.13	(0.15)	73
Year ended 12/31/18	54.89	(0.05)	(2.67)	(2.72)	—	(4.39)	(4.39)	47.78	(5.96)	141,790	1.05	1.10	(0.09)	27

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019 and 2018, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
11        Invesco V.I. Capital Appreciation Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco V.I. Capital Appreciation Fund SEC 1940 Act file number: 811-07452

invesco.com/us	O-VICAPA-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco V.I. Comstock Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
◾
is not FDIC insured;
◾
may lose value; and
◾
is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco V.I. Comstock Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.57%	0.57%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	0.18	0.18

Total Annual Fund Operating Expenses	0.75	1.00

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$77	$240	$417	$930

Series II shares	$102	$318	$552	$1,225

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund may invest in securities of issuers of any market capitalization; however, under normal market conditions, it is currently expected that the Fund will invest a substantial percentage of its assets in large-capitalization issuers.
The Fund may invest up to 10% of its net assets in real estate investment trusts (REITs).
The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles, and depositary receipts.
The Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
In selecting securities for investment, the portfolio managers focus primarily on a security’s potential for capital growth and income. The portfolio managers emphasize a value style of investing, seeking well-established, undervalued companies that have identifiable factors that might lead to improved valuations.
The portfolio managers will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and portfolio managers no longer considers the company undervalued, (2) a better value opportunity is identified, or (3) research shows that the company is experiencing deteriorating fundamentals beyond Portfolio Manager’s tolerable level and the trend is likely to be a long-term issue.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not
1        Invesco V.I. Comstock Fund

limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be adversely affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid than larger companies. If a real estate related company defaults on certain types of debt obligations held by the Fund, the Fund may acquire real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Value Investing Risk. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the
2        Invesco V.I. Comstock Fund

prices of that security might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause a fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of value companies may underperform the securities of growth companies or the overall stock market.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark, a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	December 31, 2020	22.23%
Worst Quarter	March 31, 2020	-32.40%

Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	5 Years	10 Years
Series I	4/30/1999	1.12%	8.03%	11.02%

Series II	9/18/2000	0.85	7.76	10.74

Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		-7.54	6.67	10.29

Lipper VUF Large-Cap Value Funds Index		-6.90	6.87	10.16

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		-18.11	9.42	12.56

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)

Portfolio Managers	Title	Length of Service on the Fund
Kevin Holt, CFA	Portfolio Manager (co-lead)	2010 (predecessor fund 1999)*

Devin Armstrong, CFA	Portfolio Manager (co-lead)	2010 (predecessor fund 2007)*

James Warwick	Portfolio Manager	2010 (predecessor fund 2007)*

*Predecessor fund refers to the Van Kampen LIT Comstock Portfolio, which was reorganized into the Fund after the close of business on June 1, 2010.
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund may invest in securities of issuers of any market capitalization; however, under normal market conditions, it is currently
3        Invesco V.I. Comstock Fund

expected that the Fund will invest a substantial percentage of its assets in large-capitalization issuers.
The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. A company's “market capitalization” is the value of its outstanding stock.
The Fund may invest up to 10% of its net assets in REITs. REITs pool investors’ funds for investment primarily in commercial real estate properties or real estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs.
The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles, and depositary receipts. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.
The Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.
A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
In selecting securities for investment, the portfolio managers focus primarily on a security’s potential for capital growth and income. The Adviser emphasizes a value style of investing, seeking well-established, undervalued companies that have identifiable factors that might lead to improved valuations.
The portfolio managers will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and the portfolio managers no longer considers the company undervalued, (2) a better value opportunity is identified, or (3) research shows that the company is experiencing deteriorating fundamentals beyond the Portfolio Manager’s tolerable level and the trend is likely to be a long-term issue.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or
4        Invesco V.I. Comstock Fund

bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. In addition, investors might seek to trade Fund shares based on their knowledge or understanding of the value of smaller company securities (this is sometimes referred to as “price arbitrage”), which could interfere with the efficient management of the Fund. Since small and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The relative sizes of companies may change over time as the securities market changes, and the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased due to market fluctuations.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Unexpected market closures may also affect investments in emerging markets. Settlement procedures may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in value of the portfolio security, a decrease in the level of liquidity of the portfolio, or, if there is a contract to sell the security, a possible liability to the purchaser.
Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries may impose material limitations on Public Company Accounting Oversight Board (PCAOB) inspection, investigation and enforcement capabilities, which can hinder the PCAOB’s ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets. There is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards.
Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging market countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property (including bankruptcy, confiscatory taxation, expropriation, nationalization of a
5        Invesco V.I. Comstock Fund

company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking). Certain governments may require approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change.
Emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. The governments in some emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Other risks of investing in emerging market securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be adversely affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies. Real estate companies, including REITs or similar structures, tend to be small- and mid-cap companies and their shares may be more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults on certain types of debt obligations held by the Fund, the Fund may acquire real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. The prices of stocks of issuers in a sector or group of industries may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries. Information about the Fund’s investment in a market sector or group of industries is available in its annual and semi-annual reports to shareholders and in its reports on Form N-PORT filed with the SEC.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC)
derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise avoid.
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Forward Contracts Risk. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. Investments in forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transaction costs.
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Futures Contracts Risk. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To
6        Invesco V.I. Comstock Fund

the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.  Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Value Investing Risk. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value investing approach could also lead to acquiring fewer securities that might experience rapid price increases during times of market advances. This could cause the investments to underperform strategies that seek capital appreciation by employing only a growth or other non-value approach. Value investing has also gone in and out of favor during past market cycles and is likely to continue to do so. During periods when value investing is out of favor or when markets are unstable, the securities of value companies may underperform the securities of growth companies or the overall stock market.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser received compensation of 0.56% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
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Kevin Holt, CFA (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Holt served as Portfolio Manager of the predecessor fund since 1999.
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Devin Armstrong, CFA (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Armstrong served as Portfolio Manager of the predecessor fund since 2007.
◾
James Warwick, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Warwick served as Portfolio Manager of the predecessor fund since 2007.
A lead or co-lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead or co-lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
7        Invesco V.I. Comstock Fund

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent
8        Invesco V.I. Comstock Fund

uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange
9        Invesco V.I. Comstock Fund

and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund,
10        Invesco V.I. Comstock Fund

including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.
11        Invesco V.I. Comstock Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/22	$21.14	$0.36	$(0.16)	$0.20	$(0.34)	$(0.66)	$(1.00)	$20.34	1.12%	$207,442	0.75%	0.75%	1.72%	21%
Year ended 12/31/21	16.13	0.30	5.07	5.37	(0.36)	—	(0.36)	21.14	33.36	212,550	0.74	0.74	1.53	16
Year ended 12/31/20	17.16	0.32	(0.59)	(0.27)	(0.36)	(0.40)	(0.76)	16.13	(0.85)	181,594	0.75	0.75	2.24	38
Year ended 12/31/19	16.12	0.37	3.45	3.82	(0.37)	(2.41)	(2.78)	17.16	25.30	199,521	0.74	0.74	2.09	21
Year ended 12/31/18	20.62	0.33	(2.41)	(2.08)	(0.36)	(2.06)	(2.42)	16.12	(12.16)	214,084	0.75	0.75	1.63	19

Series II
Year ended 12/31/22	21.05	0.31	(0.16)	0.15	(0.29)	(0.66)	(0.95)	20.25	0.85	1,185,393	1.00	1.00	1.47	21
Year ended 12/31/21	16.07	0.25	5.05	5.30	(0.32)	—	(0.32)	21.05	33.04	1,323,433	0.99	0.99	1.28	16
Year ended 12/31/20	17.09	0.28	(0.58)	(0.30)	(0.32)	(0.40)	(0.72)	16.07	(1.09)	1,144,913	1.00	1.00	1.99	38
Year ended 12/31/19	16.06	0.32	3.44	3.76	(0.32)	(2.41)	(2.73)	17.09	24.94	1,240,109	0.99	0.99	1.84	21
Year ended 12/31/18	20.54	0.28	(2.40)	(2.12)	(0.30)	(2.06)	(2.36)	16.06	(12.37)	1,098,666	1.00	1.00	1.38	19

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
12        Invesco V.I. Comstock Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco V.I. Comstock Fund SEC 1940 Act file number: 811-07452

invesco.com/us	VK-VICOM-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco V.I. Conservative Balanced Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
◾
is not FDIC insured;
◾
may lose value; and
◾
is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco V.I. Conservative Balanced Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.74%	0.74%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	0.20	0.20

Total Annual Fund Operating Expenses	0.94	1.19

Fee Waiver and/or Expense Reimbursement[1]	0.27	0.27

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.67	0.92

1
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I shares and Series II shares to 0.67% and 0.92%, respectively, of the Fund's average daily net assets (the “expense limits”). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$68	$273	$494	$1,130

Series II shares	$94	$351	$628	$1,419

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 297% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests in both equity and debt securities of domestic and foreign issuers in different capitalization ranges and in developed or developing countries. Under normal market conditions, the Fund invests at least 65% of its total assets in equity and debt securities that the portfolio managers expect to generate income. Additionally, under normal market conditions, the Fund invests at least 25% of its assets in fixed income securities and at least 25% of its assets in equity securities. The percentages of equity and debt securities the Fund holds may vary from time to time. There is no limit on the Fund’s investments in foreign securities.
Equity Securities. In selecting equity securities, the portfolio managers use fundamental research to select securities for the Fund’s portfolio. While the process may change over time or vary in particular cases, in general the selection process currently employs a fundamental approach in analyzing issuers on factors such as a company’s financial performance, competitive strength and prospects, industry position, and business model and management strength. Industry outlook, market trends and general economic conditions may also be considered. The portfolio managers aim to maintain a broad diversification across all major economic sectors.
Debt Securities. The portfolio managers look for high current yields and typically search for corporate and government debt securities and securitized debt instruments, including asset-backed securities and mortgage-backed securities (including commercial mortgage-backed securities (CMBS) and residential mortgage-backed securities (RMBS)), that they believe offer: attractive relative value, more income than U.S. treasury obligations, a balance of risk and return, high income potential and portfolio diversification.
The Fund can invest up to 25% of its total assets in below investment grade securities, also referred to as “junk bonds,” but cannot invest more than 10% of its assets in below investment grade non-convertible securities. These restrictions are applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been downgraded or, in the case of an unrated security, after the Adviser has changed its assessment of the security’s credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund’s holdings of below-investment-grade securities to exceed, at times significantly, this restriction for an extended period of time. Investment-grade securities are rated within one of the four highest rating categories of a nationally recognized statistical rating organization such as S&P Global Ratings (S&P) (AAA, AA, A or BBB) (or in the case of unrated securities, determined by the Adviser to be comparable to securities rated investment-grade).
The Fund may also invest in unrated securities, in which case the Adviser internally assigns ratings to those securities, after assessing their credit quality and other factors, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical ratings organization.
The Fund may also engage in “to be announced” (TBA) transactions, which are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis. TBA transactions may be conducted as dollar rolls.
1        Invesco V.I. Conservative Balanced Fund

Derivative Securities. The Fund may also use derivative instruments to seek income or to try to manage investment risks, including: options, futures, swaps, “structured” notes, forward foreign currency contracts and equity-linked debt securities.
The Fund may also invest in real estate investment trusts (REITs).
The Fund may sell securities that no longer meet the above criteria.
The Fund’s holdings may at times differ significantly from the weightings of the indices comprising its style-specific index (the Custom Invesco VI Conservative Balanced Index). The Fund’s Custom Invesco VI Conservative Balanced Index is a customized weighted index currently comprised of the following underlying broad-based security indices: 65% of the Bloomberg U.S. Aggregate Bond Index and 35% of the Russell 3000 Index. The Fund is not managed to be invested in the same percentages as those indices comprising the Custom Invesco VI Conservative Balanced Index.
Some of the securities that the Fund invests in may be subject to resale restrictions and are exempt from registration under the Securities Act of 1933, as amended (Securities Act), such as those contained in Rule 144A promulgated under the Securities Act.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
High Yield Debt Securities (Junk Bond) Risk. Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund's income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, the Fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately-issued mortgage-related securities are not subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately-issued mortgage-related securities may have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics.
Dollar Roll Transactions Risk. Dollar roll transactions occur in connection with TBA transactions and involve the risk that the market value
2        Invesco V.I. Conservative Balanced Fund

of the securities the Fund is required to purchase may decline below the agreed upon purchase price of those securities. Dollar roll transactions add a form of leverage to the Fund’s portfolio, which may make the Fund’s returns more volatile and increase the risk of loss. In addition, dollar roll transactions may increase the Fund’s portfolio turnover, which may result in increased brokerage costs and may lower the Fund’s actual return.
TBA Transactions Risk. TBA transactions involve the risk of loss if the securities received are less favorable than what was anticipated by the Fund when entering into the TBA transaction, or if the counterparty fails to deliver the securities. When the Fund enters into a short sale of a TBA mortgage it does not own, the Fund may have to purchase deliverable mortgages to settle the short sale at a higher price than anticipated, thereby causing a loss. As there is no limit on how much the price of mortgage securities can increase, the Fund’s exposure is unlimited. The Fund may not always be able to purchase mortgage securities to close out the short position at a particular time or at an acceptable price. In addition, taking short positions results in a form of leverage, which could increase the volatility of the Fund’s share price.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
European Investment Risk. The Economic and Monetary Union (the “EMU”) of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have significant adverse effects on the economies of EU member countries. Responses to financial problems by EU countries may not produce the desired results, may limit future growth and economic recovery, or may result in social unrest or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. A number of countries in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU, such as the recent departure of the United Kingdom (known as “Brexit”), would place its currency and banking system in jeopardy. The exit by the United Kingdom or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the
3        Invesco V.I. Conservative Balanced Fund

underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be adversely affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid than larger companies. If a real estate related company defaults on certain types of debt obligations held by the Fund, the Fund may acquire real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
Rule 144A Securities and Other Exempt Securities Risk. The market for Rule 144A and other securities exempt from certain registration requirements typically is less active than the market for publicly-traded securities. Rule 144A and other exempt securities, which are also known as privately issued securities, carry the risk that their liquidity may become impaired and the Fund may be unable to dispose of the securities at a desirable time or price.
Active Trading Risk. Active trading of portfolio securities may result in added expenses and a lower return.
LIBOR Transition Risk. The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. Regulators and financial industry working groups in several jurisdictions have worked over the past several years to identify alternative reference rates (“ARRs”) to replace LIBOR and to assist with the transition to the new ARRs. For example, the Federal Reserve Bank of New York has identified the Secured Overnight Financing Rate (“SOFR”) as the intended replacement to USD LIBOR and foreign regulators have proposed other interbank offered rates, such as the Sterling Overnight Index Average (“SONIA”) and other replacement rates, which could also be adopted. Consequently, the publication of most LIBOR rates ceased at the end of 2021, but a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates. Additionally, key regulators have instructed banking institutions to cease entering into new contracts that reference these USD LIBOR settings after December 31, 2021, subject to certain limited exceptions.
There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. For example, there can be no assurance that the composition or characteristics of any ARRs or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, although regulators have generally prohibited banking institutions from entering into new contracts that reference those USD LIBOR settings that continue to exist, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.
Financial Markets Regulatory Risk. Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Conservative Balanced Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and additional indices with characteristics relevant to the Fund. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Non-Service Shares and Service Shares of the predecessor fund, and are not offered by the Fund. The Non-Service Shares of the predecessor fund were reorganized into Series I shares of the Fund and the Service Shares of the predecessor fund were reorganized into the Series II shares of the Fund after the close of business on May 24, 2019. Series I shares’ and Series II shares’ returns of the Fund will be different from the Non-Service Shares’ and the Service Shares’ returns of the predecessor fund as they have different expenses.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
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Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	June 30, 2020	11.70%
Worst Quarter	June 30, 2022	-10.57%

Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	5 Years	10 Years
Series I	2/9/1987	-16.86%	3.29%	5.26%

Series II	5/1/2002	-17.02	3.04	4.99

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		-13.01	0.02	1.06

Custom Invesco V.I. Conservative Balanced Index (reflects no deduction for fees, expenses or taxes)		-14.68	3.62	5.22

Russell 3000® Index (reflects no deduction for fees, expenses or taxes)		-19.21	8.79	12.13

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund
Michael Hyman	Portfolio Manager	2019

Magnus Krantz	Portfolio Manager	2019 (predecessor fund 2013)

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is to seek total return. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests in both equity and debt securities of domestic and foreign issuers in different capitalization ranges and in developed or developing countries i.e., those that are generally in the early stages of their industrial cycles. Under normal market conditions, the Fund invests at least 65% of its total assets in equity and debt securities that the portfolio managers expect to generate income. Additionally, under normal market conditions, the Fund invests at least 25% of its assets in fixed income securities and at least 25% of its assets in equity securities. The percentages of equity and debt securities the Fund holds may vary from time to time. There is no limit on the Fund’s investments in foreign securities.
Equity Securities. In selecting equity securities, the portfolio managers use fundamental research to select securities for the Fund’s portfolio. While the process may change over time or vary in particular cases, in general the selection process currently employs a fundamental approach in analyzing issuers on factors such as a company’s financial performance, competitive strength and prospects, industry position, and business model and management strength. Industry outlook, market trends and general economic conditions may also be considered. The portfolio managers aim to maintain a broad diversification across all major economic sectors.
Debt Securities. The portfolio managers look for high current yields and typically search for corporate and government debt securities and securitized debt instruments, including asset-backed securities and mortgage-backed securities, that they believe offer: attractive relative value, more income than U.S. treasury obligations, a balance of risk and return, high income potential and portfolio diversification or to help cushion fluctuations in the value of the Fund’s portfolio. The Fund may invest in mortgage-backed and asset-backed securities, including CMBS, RMBS and mortgage dollar rolls. Mortgage-backed securities may be issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or by private issuers, such as corporations, banks, savings and loans, mortgage bankers and other non-governmental issuers.
The Fund can invest up to 25% of its total assets in below investment grade securities, also referred to as “junk bonds,” but cannot invest more than 10% of its assets in below investment grade non-convertible securities. These restrictions are applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been downgraded or, in the case of an unrated security, after the Adviser has changed its assessment of the security’s credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund’s holdings of below-investment-grade securities to exceed, at times significantly, this restriction for an extended period of time. Investment-grade securities are rated within one of the four highest rating categories of a nationally recognized statistical rating organization such as S&P (AAA, AA, A or BBB) or by Moody’s Investors Service (Moody’s) (Baa1, Baa2 or Baa3) (or in the case of unrated securities, determined by the Adviser to be comparable to securities rated investment-grade).
The Fund may also invest in unrated securities, in which case the Adviser internally assigns ratings to those securities, after assessing their credit quality and other factors, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical ratings organization.
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The Fund may also engage in TBA transactions, which are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount at the time the TBA is entered into. TBA transactions may be conducted as dollar rolls.
Derivative Securities. The Fund may also use derivative instruments to seek income or to try to manage investment risks, including: options, futures, forward contracts, swaps, “structured” notes, forward foreign currency contracts and equity-linked debt securities. The Fund may also use other types of derivatives that are consistent with its investment strategies or for hedging purposes.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date.
An option is a derivative financial instrument that reflects a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options to seek investment return or to mitigate risk.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other assets. The notional amount of a swap is based on the nominal or face amount of a reference asset that is used to calculate payments made on that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the value of the underlying asset to calculate payments between them through the life of the swap.
“Structured” notes are specially-designed derivative debt instruments. The terms of the instrument may be determined or “structured” by the purchaser and the issuer of the note. Payments of principal or interest on these notes may be linked to the value of an index (such as a currency or securities index), one or more securities, a commodity or the financial performance of one or more obligors. The value of these notes will normally rise or fall in response to the changes in the performance of the underlying security, index, commodity or obligor.
The Fund may also invest in real estate investment trust (REITs).
The Fund may sell securities that no longer meet the above criteria.
The Fund’s holdings may at times differ significantly from the weightings of the indices comprising its style-specific index (the Custom Invesco VI Conservative Balanced Index). The Fund’s Custom Invesco VI Conservative Balanced Index is a customized weighted index currently comprised of the following underlying broad-based security indices: 65% of the Bloomberg U.S. Aggregate Bond Index and 35% of the Russell 3000 Index. The Fund is not managed to be invested in the same percentages as those indices comprising the Custom Invesco VI Conservative Balanced Index.
Some of the securities that the Fund invests in may be subject to resale restrictions and are exempt from registration under the Securities Act, such as those contained in Rule 144A promulgated under the Securities Act.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and
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supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs and potentially lower the Fund’s performance returns.
Credit Quality Risk. The Fund can invest in securities that are rated or unrated. “Investment-grade” securities are those rated within the four highest rating categories by nationally recognized statistical rating organizations such as Moody’s or S&P (or, in the case of unrated securities, determined by the investment adviser to be comparable to securities rated investment-grade). “Below-investment-grade” securities are those that are rated below those categories, which are also referred to as “junk bonds.” While securities rated within the fourth highest category by S&P (meaning BBB+, BBB or BBB-) or by Moody’s (meaning Baa1, Baa2 or Baa3) are considered “investment-grade,” they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the investment adviser uses the highest rating assigned.
Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Rating organizations might not change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. In selecting securities for its portfolio and evaluating their income potential and credit risk, the Fund does not rely solely on ratings by rating organizations but evaluates business, economic and other factors affecting issuers as well. Many factors affect an issuer’s ability to make timely payments, and the credit risk of a particular security may change over time. The investment adviser also may use its own research and analysis to assess those risks. If a bond is insured, it will usually be rated by the rating organizations based on the financial strength of the insurer. The rating categories are described in an Appendix to the SAI.
High Yield Debt Securities (Junk Bond) Risk. The Fund’s investments in high yield debt securities (commonly referred to as “junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are more susceptible to default or decline in market value due to adverse economic, regulatory, political or company developments than higher rated or investment grade securities. Prices of high yield debt securities tend to be very volatile. These securities are less liquid than investment grade debt securities and may be difficult to sell at a desirable time or price, particularly in times of negative sentiment toward high yield securities.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund's income. Mortgage- and asset-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments and extend the life of the mortgage- and asset-backed securities, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall and would make the mortgage- and asset-backed securities more sensitive to interest rate changes. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of mortgage-backed securities and will result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities
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may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, the Fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately-issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. As a result, the mortgage loans underlying privately-issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics.
Dollar Roll Transactions Risk. Dollar roll transactions occur in connection with TBA transactions and involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. When the Fund uses a dollar roll transaction, it is also subject to the risk that the other party to the agreement will not be able to perform. If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted. Dollar roll transactions add a form of leverage to the Fund’s portfolio because the Fund makes a commitment to purchase a security at a future date for an agreed upon price. Leverage may make the Fund’s returns more volatile and increase the risk of loss. In addition, dollar roll transactions may increase the Fund’s portfolio turnover rate because they generally are rolled over every month. Increased portfolio turnover may result in increased brokerage costs which may lower the Fund’s actual return.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction. TBA transactions also involve the risk that the counterparty will fail to deliver the securities, exposing the Fund to further losses. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, the Fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. If the Fund sells short TBA mortgages that it does not own and the mortgages increase in value, the Fund may be required to pay a higher price than anticipated to purchase the deliverable mortgages to settle the short sale and thereby incur a loss. A short position in TBA mortgages poses more risk than holding the same TBA mortgages long. It is possible that the market value of the mortgage securities the Fund holds in long positions will decline at the same time that the market value of the mortgage securities the Fund has sold short increases, thereby magnifying any losses. The more the Fund pays to purchase the mortgage securities sold short, the more it will lose on the transaction, which adversely affects its share price. The loss on a long position is limited to what the Fund originally paid for the TBA mortgage, together with any transaction costs. In short transactions, there is no limit on how much the price of a security can increase, thus the Fund’s exposure is theoretically unlimited. The Fund normally closes a short sale of TBA mortgages that it does not own by purchasing mortgage securities on the open market and delivering them to the broker. The Fund may not always be able to complete or “close out” the short position by purchasing mortgage securities at a particular time or at an acceptable price. The Fund incurs a loss if the Fund is required to buy the deliverable mortgage securities at a time when they have appreciated in value from the date of the short sale. The Fund will incur increased transaction costs associated with selling TBA mortgages short. In addition, taking short positions results in a form of leverage. As a result, changes in the value of a Fund’s investments will have a larger effect on its share price than if it did not engage in these transactions.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Unexpected market closures may also affect investments in emerging markets. Settlement procedures may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in value of the portfolio security, a decrease in the level of liquidity of the portfolio, or, if there is a contract to sell the security, a possible liability to the purchaser.
Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies
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may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries may impose material limitations on Public Company Accounting Oversight Board (PCAOB) inspection, investigation and enforcement capabilities, which can hinder the PCAOB’s ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets. There is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards.
Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging market countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking). Certain governments may require approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change.
Emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. The governments in some emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Other risks of investing in emerging market securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
European Investment Risk. Europe includes both developed and emerging markets. Most countries in Western Europe, and a number of countries in Eastern Europe, are members of the EU and the EMU. The EMU, which is authorized to direct monetary policies, including policies related to money supply and interest rates for the euro, requires compliance by member states with restrictions on inflation rates, deficits, interest rates, debt levels and other tight fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have significant adverse effects on the economies of EU member countries and the EU as a whole. In recent years, the European financial markets have experienced volatility and adverse trends due to concerns about rising government debt levels of several European countries, including Greece, Spain, Ireland, Italy and Portugal. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including EU member countries that do not use the euro and non-EU member countries. Responses to the financial problems by European governments, central banks, and others, including austerity measures and reforms, may not produce the desired results, may limit future growth and economic recovery, or may result in social unrest or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.
The EU faces issues involving its membership, structure, procedures and policies. On January 31, 2020, the United Kingdom withdrew from the EU. The country’s departure, referred to as “Brexit”, sparked depreciation in the value of the British pound, short term declines in the stock markets and heightened risk of continued economic volatility worldwide. Although the long-term effects of Brexit are difficult to gauge and cannot be fully known, they could have wide ranging implications for the United Kingdom’s economy, including: possible inflation or recession, continued depreciation of the pound, or disruption to Britain’s trading arrangements with the rest of Europe. The United Kingdom is one of Europe’s largest economies; its departure from the EU also may negatively impact the EU and Europe as a whole, such as by causing volatility within the union, triggering prolonged economic downturns in certain European countries or sparking additional member states to contemplate departing the EU (thereby perpetuating political instability in the region). An exit by other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. In addition, investors might seek to trade Fund shares based on their knowledge or understanding of the value of smaller company securities (this is sometimes referred to as “price arbitrage”), which could interfere with the efficient management of the Fund. Since small and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The relative sizes of companies may change over time as the securities market changes, and the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased due to market fluctuations.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or
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perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise avoid.
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Forward Foreign Currency Contracts Risk. Forward foreign currency contracts are used to lock in the U.S. dollar price of a security denominated in a foreign currency or protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. They are subject to the risk that anticipated currency movements will not be accurately predicted or do not correspond accurately to changes in the value of the fund's holdings, which could result in losses and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the currency increases. A forward foreign currency contract may also result in losses in the event of a default or bankruptcy of the counterparty.
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Forward Contracts Risk. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. Investments in forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transaction costs.
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Futures Contracts Risk. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
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Options Risk. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying investment at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying investment at a disadvantageous price. If the Fund sells a call option on an investment that the Fund owns (a “covered call”) and the investment has increased in value when the option is exercised, the Fund will be required to sell the investment at the call price and will not be able to realize any of the investment’s value above the call price. Options may involve economic leverage, which could result in greater price volatility than other investments.
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“Structured” Notes Risk. Structured notes are subject to interest rate risk. They are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security or obligor. If the underlying investment or index does not perform as anticipated, the structured note might pay less interest than the stated coupon payment or repay less principal upon maturity. The price of structured notes may be very volatile and they may have a limited trading market, making it difficult to value them or sell them at an acceptable price. In some cases, the Fund may enter into agreements with an issuer of structured notes to purchase a minimum amount of those notes over time.
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Swap Transactions Risk. Under U.S. financial reform legislation enacted in 2010, certain types of swaps are required to be executed on a regulated market and cleared through a central clearing house counterparty, which may entail further risks and costs for the Fund.  Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or may be centrally cleared. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted for clearing to a central clearing house counterparty, and the Fund faces the central clearing house counterparty by means of an account with a futures commission merchant that is a member of the clearing house.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.  Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no
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hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be adversely affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies. Real estate companies, including REITs or similar structures, tend to be small- and mid-cap companies and their shares may be more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults on certain types of debt obligations held by the Fund, the Fund may acquire real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
Rule 144A Securities and Other Exempt Securities Risk. The Fund may invest in Rule 144A securities and other types of exempt securities, which are not registered for sale pursuant to an exemption from registration under the Securities Act of 1933, as amended. These securities are also known as privately issued securities, and typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Although such securities may be determined to be liquid in accordance with the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended, if there are an insufficient number of qualified institutional buyers interested in purchasing such securities at a particular time, the Fund may have difficulty selling such securities at a desirable time or price. As a result, the Fund’s investment in such securities may be subject to increased liquidity risk. In addition, the issuers of Rule 144A securities may require their qualified institutional buyers (such as the Fund) to keep certain offering information confidential, which could adversely affect the ability of the Fund to sell such securities.
Active Trading Risk. Active trading of portfolio securities may result in high brokerage costs, which may lower the Fund’s actual return. Active trading also may increase the proportion of the Fund’s gains that are short term.
LIBOR Transition Risk. The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. In the years following the 2008 financial crisis, the integrity of LIBOR was increasingly questioned because several banks contributing to its calculation were accused of rate manipulation and because of a general contraction in the unsecured interbank lending market. As a result, regulators and financial industry working groups in several jurisdictions have worked over the past several years to identify alternative reference rates (“ARRs”) to replace LIBOR and to assist with the transition to the new ARRs. For example, the Federal Reserve Bank of New York has identified the Secured Overnight Financing Rate (“SOFR”) as the intended replacement to USD LIBOR and foreign regulators have proposed other interbank offered rates, such as the Sterling Overnight Index Average (“SONIA”) and other replacement rates, which could also be adopted. Consequently, the publication of most LIBOR rates ceased at the end of 2021, but a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates. Additionally, key regulators have instructed banking institutions to cease entering into new contracts that reference these USD LIBOR settings after December 31, 2021, subject to certain limited exceptions.
There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. For example, there can be no assurance that the composition or characteristics of any ARRs or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, although regulators have generally prohibited banking institutions from entering into new contracts that reference those USD LIBOR settings that continue to exist, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.
Zero-Coupon and Stripped Securities Risk. Some of the debt securities the Fund may invest in are zero-coupon or stripped securities. They may be issued by the U.S. government or private issuers. Zero-coupon securities pay no interest prior to their maturity date or another specified date in the future but are issued at a discount from their face value. Stripped securities are the separate income or principal components of a debt security. One component might receive all the interest and the other all the principal payments. The securities that are entitled to only the principal payments may be sold at a substantial discount from the market value of the initial security.
Zero-coupon and stripped securities are particularly sensitive to changes in interest rates and may be subject to greater price fluctuations as a result of interest rate changes than interest bearing securities. The Fund may be required to pay a dividend of the imputed income on a zero-coupon or principal-only security at a time when it has not actually received the income. The values of interest-only and principal-only securities are also very sensitive to prepayments of underlying obligations. When prepayments tend to fall, the timing of the cash flows to principal-only securities increases, making them more sensitive to interest rates. The market for zero-coupon and stripped securities may be limited, making it difficult for the Fund to value them or dispose of its holdings quickly at an acceptable price.
Financial Markets Regulatory Risk. Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad, changes to the monetary policy by the Federal Reserve or other regulatory actions, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit, may affect investor and consumer confidence, increase volatility in the financial markets, perhaps suddenly and to a significant degree, result in higher interest rates, and even raise concerns about the U.S. government’s credit rating and ability to service its debt. Such changes and events may adversely impact the Fund’s operations, universe of potential investment options, and return potential.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.
11        Invesco V.I. Conservative Balanced Fund

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser received compensation of 0.47% of the Fund’s average daily net assets, after fee waiver and/or expense reimbursement, if any. The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
◾
Michael Hyman, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2013.
◾
Magnus Krantz, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Krantz managed the predecessor fund since 2013 and was associated with OppenheimerFunds, a global asset management firm, since 2009.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of the prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the
12        Invesco V.I. Conservative Balanced Fund

automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the
Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value
13        Invesco V.I. Conservative Balanced Fund

methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
14        Invesco V.I. Conservative Balanced Fund

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.
15        Invesco V.I. Conservative Balanced Fund

Financial Highlights
The financial highlights information presented for the Fund includes the financial history of the predecessor fund, which was reorganized into the Fund after the close of business on May 24, 2019. The financial highlights show the Fund’s and predecessor fund’s financial history for the past five fiscal years or, if shorter, the applicable period of operations since the inception of the Fund or predecessor fund or class of Fund or predecessor fund shares. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund or predecessor fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended after May 24, 2019 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The information for fiscal years ended prior to May 24, 2019 has been audited by the predecessor fund’s auditor.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income to average net assets	Portfolio turnover (d)(e)
Series I
Year ended 12/31/22	$18.54	$0.29	$(3.45)	$(3.16)	$(0.23)	$(1.23)	$(1.46)	$13.92	(16.86)%	$113,671	0.67%	0.94%	1.79%	297%
Year ended 12/31/21	17.93	0.22	1.67	1.89	(0.29)	(0.99)	(1.28)	18.54	10.63	151,468	0.67	0.90	1.18	259
Year ended 12/31/20	16.31	0.27	2.11	2.38	(0.36)	(0.40)	(0.76)	17.93	14.86	150,983	0.67	0.99	1.60	311
Year ended 12/31/19	14.43	0.33	2.16	2.49	(0.36)	(0.25)	(0.61)	16.31	17.51	144,384	0.67	1.00	2.11	68
Year ended 12/31/18	15.92	0.32	(1.13)	(0.81)	(0.31)	(0.37)	(0.68)	14.43	(5.32)	140,290	0.67	0.98	2.05	60

Series II
Year ended 12/31/22	18.25	0.24	(3.38)	(3.14)	(0.19)	(1.23)	(1.42)	13.69	(17.02)	48,976	0.92	1.19	1.54	297
Year ended 12/31/21	17.68	0.17	1.64	1.81	(0.25)	(0.99)	(1.24)	18.25	10.30	51,080	0.92	1.15	0.93	259
Year ended 12/31/20	16.09	0.23	2.08	2.31	(0.32)	(0.40)	(0.72)	17.68	14.59	48,077	0.92	1.24	1.35	311
Year ended 12/31/19	14.24	0.29	2.13	2.42	(0.32)	(0.25)	(0.57)	16.09	17.22	45,853	0.92	1.25	1.86	68
Year ended 12/31/18	15.71	0.27	(1.10)	(0.83)	(0.27)	(0.37)	(0.64)	14.24	(5.53)	43,029	0.92	1.23	1.80	60

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019 and 2018, respectively.
(d)
The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities of $489,567,330 and $509,769,207, $685,887,902 and
$703,549,464 for the years ended December 31, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
16        Invesco V.I. Conservative Balanced Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco V.I. Conservative Balanced Fund SEC 1940 Act file number: 811-07452

invesco.com/us	O-VICBAL-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco V.I. Core Equity Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
◾
is not FDIC insured;
◾
may lose value; and
◾
is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco V.I. Core Equity Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.62%	0.62%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	0.18	0.18

Total Annual Fund Operating Expenses	0.80	1.05

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$82	$255	$444	$990

Series II shares	$107	$334	$579	$1,283

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and that are trading at attractive valuations. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The principal type of equity securities in which the Fund invests is common stock. The Fund may invest in the securities of issuers of all capitalization sizes; however a substantial number of the issuers in which the Fund invests are large-capitalization issuers.
The Fund may invest up to 25% of its net assets in foreign securities. The Fund may also invest up to 20% of its net assets in debt securities, including foreign government debt securities.
The Fund can invest in derivative instruments, including futures contracts and forward foreign currency contracts.
The Fund can use futures contracts, including index futures, to gain exposure to the broad market by equitizing cash and as a hedge against downside risk.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The portfolio managers use fundamental research to select securities for the Fund’s portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses a fundamental approach in analyzing issuers on factors such as a company’s financial performance, company strength and prospects, industry position, and business model and management strength. Industry outlook, market trends and general economic conditions may also be considered. The Fund aims to maintain a broadly diversified portfolio across major economic sectors by applying investment parameters for both sector and position size. The portfolio managers use the following sell criteria: the stock price is approaching its target, deterioration in the company’s competitive position, poor execution by the company’s management, or identification of more attractive alternative investment ideas.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not
1        Invesco V.I. Core Equity Fund

limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Value Investing Risk. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause a fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of value companies may underperform the securities of growth companies or the overall stock market.
Growth Investing Risk. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities
2        Invesco V.I. Core Equity Fund

that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark, a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	June 30, 2020	18.52%
Worst Quarter	March 31, 2020	-20.43%

Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	5 Years	10 Years
Series I	5/2/1994	-20.55%	6.19%	8.30%

Series II	10/24/2001	-20.75	5.92	8.03

Russell 1000® Index (reflects no deduction for fees, expenses or taxes)		-19.13	9.13	12.37

Lipper VUF Large-Cap Core Funds Index		-16.56	8.11	11.40

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		-18.11	9.42	12.56

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)

Portfolio Managers	Title	Length of Service on the Fund
Belinda Cavazos, CFA	Portfolio Manager (lead)	2022

Magnus Krantz	Portfolio Manager	2022

Benjamin Ram	Portfolio Manager	2019

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The portfolio management team seeks to construct a portfolio of issuers that have high or improving ROIC, quality management, a strong competitive position and that are trading at attractive valuations. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The principal type of equity securities in which the Fund invests is common stock. The Fund may invest in the securities of issuers of all capitalization sizes; however, a substantial number of the issuers in which the Fund invests are large-capitalization issuers.
The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the
3        Invesco V.I. Core Equity Fund

largest and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. A company’s “market capitalization” is the value of its outstanding stock.
The Fund may invest up to 25% of its net assets in foreign securities. The Fund may also invest up to 20% of its net assets in debt securities, including foreign government debt securities.
The Fund can invest in derivative instruments, including futures contracts and forward foreign currency contracts.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to gain exposure to the broad market by equitizing cash and as a hedge against downside risk.
A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The portfolio managers use fundamental research to select securities for the Fund’s portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses a fundamental approach in analyzing issuers on factors such as a company’s financial performance, company strength and prospects, industry position, and business model and management strength. Industry outlook, market trends and general economic conditions may also be considered. The Fund aims to maintain a broadly diversified portfolio across major economic sectors by applying investment parameters for both sector and position size. The portfolio managers use the following sell criteria: the stock price is approaching its target, deterioration in the company’s competitive position, poor execution by the company’s management, or identification of more attractive alternative investment ideas.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally.
The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
◾
Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of
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investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Value Investing Risk. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value investing approach could also lead to acquiring fewer securities that might experience rapid price increases during times of market advances. This could cause the investments to underperform strategies that seek capital appreciation by employing only a growth or other non-value approach. Value investing has also gone in and out of favor during past market cycles and is likely to continue to do so. During periods when value investing is out of favor or when markets are unstable, the securities of value companies may underperform the securities of growth companies or the overall stock market.
Growth Investing Risk. Growth companies are companies whose earnings and stock prices are expected to grow at a faster rate than the overall market. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies can be new or established companies that may be entering a growth cycle in their business and therefore may experience greater stock price fluctuations and risks of loss than larger, more established companies. Their anticipated growth may come from developing new products or services or from expanding into new or growing markets. Growth companies may be applying new technologies, new or improved distribution methods or new business models that could enable them to capture an important or dominant market position. They may have a special area of expertise or the ability to take advantage of changes in demographic or other factors in a more profitable way. Newer growth companies generally tend to invest a large part of their earnings in research, development or capital assets. Although newer growth companies may not pay any dividends for some time, their stocks may be valued because of their potential for price increases. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. In addition, investors might seek to trade Fund shares based on their knowledge or understanding of the value of smaller company securities (this is sometimes referred to as “price arbitrage”), which could interfere with the efficient management of the Fund. Since small and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The relative sizes of companies may change over time as the securities market changes, and the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased due to market fluctuations.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. The prices of stocks of issuers in a sector or group of industries may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries. Information about the Fund’s investment in a market sector or group of industries is available in its annual and semi-annual reports to shareholders and in its reports on Form N-PORT filed with the SEC.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise avoid.
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Forward Foreign Currency Contracts Risk. Forward foreign currency contracts are used to lock in the U.S. dollar price of a security denominated in a foreign currency or protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. They are subject to the risk that anticipated currency movements will not be accurately predicted or do not correspond accurately to changes in the value of the fund's holdings, which could result in losses and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the currency increases. A forward foreign currency contract may also result in losses in the event of a default or bankruptcy of the counterparty.
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Futures Contracts Risk. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.  Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor’s policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce
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principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs and potentially lower the Fund’s performance returns.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s
SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser received compensation of 0.61% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
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Belinda Cavazos, CFA (lead manager), Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2020. Prior to joining Invesco, Ms. Cavazos was employed by Boston Trust Walden from 2013 to 2020, where she served as a Managing Director and Portfolio Manager.
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Magnus Krantz, Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Krantz was associated with OppenheimerFunds, a global asset management firm.
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Benjamin Ram, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Ram was associated with OppenheimerFunds, a global asset management firm.
A lead or co-lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead or co-lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future,
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the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the
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Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00
9        Invesco V.I. Core Equity Fund

p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.
10        Invesco V.I. Core Equity Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/22	$37.79	$0.24	$(8.10)	$(7.86)	$(0.30)	$(5.08)	$(5.38)	$24.55	(20.55)%	$682,777	0.80%	0.80%	0.78%	88%
Year ended 12/31/21	30.43	0.25	8.16	8.41	(0.24)	(0.81)	(1.05)	37.79	27.74	969,408	0.80	0.80	0.72	54
Year ended 12/31/20	34.95	0.29	3.89	4.18	(0.48)	(8.22)	(8.70)	30.43	13.85	740,345	0.81	0.81	0.89	50
Year ended 12/31/19	30.94	0.38	8.22	8.60	(0.35)	(4.24)	(4.59)	34.95	28.97	855,744	0.78	0.78	1.08	82
Year ended 12/31/18	36.72	0.25	(3.29)	(3.04)	(0.34)	(2.40)	(2.74)	30.94	(9.40)	858,828	0.79	0.80	0.70	46

Series II
Year ended 12/31/22	37.57	0.16	(8.05)	(7.89)	(0.20)	(5.08)	(5.28)	24.40	(20.75)	18,208	1.05	1.05	0.53	88
Year ended 12/31/21	30.27	0.16	8.11	8.27	(0.16)	(0.81)	(0.97)	37.57	27.42	25,276	1.05	1.05	0.47	54
Year ended 12/31/20	34.81	0.21	3.85	4.06	(0.38)	(8.22)	(8.60)	30.27	13.53	22,009	1.06	1.06	0.64	50
Year ended 12/31/19	30.66	0.29	8.16	8.45	(0.06)	(4.24)	(4.30)	34.81	28.66	22,652	1.03	1.03	0.83	82
Year ended 12/31/18	36.18	0.16	(3.28)	(3.12)	—	(2.40)	(2.40)	30.66	(9.61)	20,203	1.04	1.05	0.45	46

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
11        Invesco V.I. Core Equity Fund

Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
◾
You invest $10,000 in the Fund and hold it for the entire 10-year period;
◾
Your investment has a 5% return before expenses each year; and
◾
The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Series I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.20%	8.58%	13.14%	17.89%	22.84%	28.00%	33.37%	38.98%	44.81%	50.90%
End of Year Balance	$10,420.00	$10,857.64	$11,313.66	$11,788.83	$12,283.97	$12,799.89	$13,337.49	$13,897.66	$14,481.36	$15,089.58
Estimated Annual Expenses	$81.68	$85.11	$88.69	$92.41	$96.29	$100.34	$104.55	$108.94	$113.52	$118.28

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.95%	8.06%	12.32%	16.76%	21.37%	26.17%	31.15%	36.33%	41.72%	47.31%
End of Year Balance	$10,395.00	$10,805.60	$11,232.42	$11,676.10	$12,137.31	$12,616.73	$13,115.10	$13,633.14	$14,171.65	$14,731.43
Estimated Annual Expenses	$107.07	$111.30	$115.70	$120.27	$125.02	$129.96	$135.09	$140.43	$145.98	$151.74

1
Your actual expenses may be higher or lower than those shown.
12        Invesco V.I. Core Equity Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco V.I. Core Equity Fund SEC 1940 Act file number: 811-07452

invesco.com/us	VICEQ-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco V.I. Core Plus Bond Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
◾
is not FDIC insured;
◾
may lose value; and
◾
is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco V.I. Core Plus Bond Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.45%	0.45%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	0.26	0.26

Total Annual Fund Operating Expenses	0.71	0.96

Fee Waiver and/or Expense Reimbursement[1]	0.10	0.10

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.61	0.86

1
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I shares and Series II shares to 0.61% and 0.86%, respectively, of the Fund's average daily net assets (the “expense limits”). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$62	$217	$385	$873

Series II shares	$88	$296	$521	$1,169

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 507% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund invests primarily in investment grade fixed-income securities generally represented by the Bloomberg U.S. Aggregate Bond Index (the benchmark index). The principal types of fixed-income securities in which the Fund invests are corporate bonds, U.S. Treasury and agency securities, and mortgage-backed and asset-backed securities. The Fund may invest up to 20% of its net assets in debt securities rated below investment grade. Below investment grade securities are commonly referred to as junk bonds.
The Fund may invest up to 30% of its net assets in foreign debt securities, including debt securities of issuers located in emerging market countries, i.e., those that are generally in the early stages of their industrial cycles. The Fund may invest up to 20% of the Fund’s net assets in currencies and securities, including foreign currency derivatives, denominated in currencies other than the U.S. dollar.
The Fund may purchase mortgage-backed and asset-backed securities such as collateralized mortgage obligations (CMOs), collateralized loan obligations (CLOs) and collateralized debt obligations (CDOs), which are counted toward the 80% investment requirement.
The Fund may invest in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
The Fund may purchase municipal securities. The Fund’s investments may also include securities that do not produce immediate cash income, such as zero coupon securities and pay-in-kind securities.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund buys or sells a security with payment and delivery taking place in the future. The Fund may also engage in “to be announced” (TBA) transactions, which are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis. The Fund may engage in short sales of TBA mortgages, including short sales of TBA mortgages the Fund does not own.
The Fund can invest in derivative instruments including swap contracts, options, futures contracts and forward foreign currency contracts.
The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps, to create long or short exposure to corporate or sovereign debt securities. The Fund can further use swap contracts, including: credit default index swaps, to hedge credit risk or take a position on a basket of credit entities; total return swaps, to gain exposure to a reference asset; and volatility swaps to adjust the volatility profile of the Fund.
The Fund can use options, including currency options, to seek alpha (return on investments in excess of the benchmark index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund can also use credit default swap options to gain the right to enter into a credit default swap at a specified future date. The Fund can further use swaptions (options on swaps) to manage interest rate risk; and options on bond or rate futures to manage interest rate exposure.
1        Invesco V.I. Core Plus Bond Fund

The Fund can use futures contracts, including interest rate futures, to increase or reduce its exposure to interest rate changes. The Fund can also use currency futures to increase or decrease its exposure to foreign currencies.
The Fund can engage in foreign currency transactions either on a spot basis (i.e., for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time) or through forward foreign currency contracts to gain or mitigate the risk of foreign currency exposure.
The Fund may invest up to 15% of its net assets in equity interests and/or debt obligations issued by Real Estate Investment Trusts (REITs).
The Fund utilizes active duration (i.e., making investments to reduce or increase the sensitivity of the Fund’s portfolio to interest rate changes) and yield curve positioning (i.e., making investments that allow the Fund to benefit from varying interest rates) for risk management and for generating alpha (return on investments in excess of the benchmark index). Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.
The portfolio managers utilize the benchmark index as a reference in structuring the portfolio. The portfolio managers decide on appropriate risk factors such as sector and issuer weightings and duration relative to the benchmark index. The portfolio managers then determine appropriate position sizes to reflect desired risk positioning. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialist decision makers in positioning the Fund to generate alpha.
The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining efficient ways (in terms of cost-efficiency and security selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.
Specialists employ a bottom-up approach to recommend larger or smaller exposure to specific risk factors. In general, specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. The portfolio managers consider the recommendations of these market-specific specialists in adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality or general liquidity needs of the Fund.
The Fund will attempt to maintain (i) a dollar-weighted average portfolio maturity of between three and 10 years; and (ii) a duration (the Fund’s price sensitivity to changes in interest rates) of within +/- two years of the benchmark index. The foregoing maturity and duration targets are not guaranteed and the Adviser may deviate from such targets in its discretion.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.
The credit research process utilized by the Fund to implement its investment strategy in pursuit of its investment objective considers factors that may include, but are not limited to, an issuer’s operations, capital structure and environmental, social and governance (“ESG”) considerations. Credit quality analysis for certain issuers therefore may consider whether any ESG factors pose a material financial risk or opportunity to an issuer. The Adviser may determine that ESG considerations are not material to certain issuers or types of investments held by the Fund. In addition, not all issuers or investments in the Fund may undergo a credit quality analysis that considers ESG factors, and not all investments held by the Fund will rate strongly on ESG criteria.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk,
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which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund's income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, the Fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately-issued mortgage-related securities are not subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately-issued mortgage-related securities may have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics. The Fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages.
High Yield Debt Securities (Junk Bond) Risk. Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
LIBOR Transition Risk. The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. Regulators and financial industry working groups in several jurisdictions have worked over the past several years to identify alternative reference rates (“ARRs”) to replace LIBOR and to assist with the transition to the new ARRs. For example, the Federal Reserve Bank of New York has identified the Secured Overnight Financing Rate (“SOFR”) as the intended replacement to USD LIBOR and foreign regulators have proposed other interbank offered rates, such as the Sterling Overnight Index Average (“SONIA”) and other replacement rates, which could also be adopted. Consequently, the publication of most LIBOR rates ceased at the end of 2021, but a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates. Additionally, key regulators have instructed banking institutions to cease entering into new contracts that reference these USD LIBOR settings after December 31, 2021, subject to certain limited exceptions.
There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. For example, there can be no assurance that the composition or characteristics of any ARRs or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, although regulators have generally prohibited banking institutions from entering into new contracts that reference those USD LIBOR settings that continue to exist, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs
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may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if the Fund invests in CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of the CLO that absorb losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Rule 144A Securities and Other Exempt Securities Risk. The market for Rule 144A and other securities exempt from certain registration requirements typically is less active than the market for publicly-traded securities. Rule 144A and other exempt securities, which are also known as privately issued securities, carry the risk that their liquidity may become impaired and the Fund may be unable to dispose of the securities at a desirable time or price.
Restricted Securities Risk. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities and such securities may be difficult to value and may have significant volatility.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security.
Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.
When-Issued, Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions subject the Fund to market risk because the value or yield of a security at delivery may be more or less than the purchase price or yield generally available when delivery occurs, and counterparty risk because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on the Fund because the Fund commits to purchase securities that it does not have to pay for until a later date, which increases the Fund’s overall investment exposure and, as a result, its volatility.
TBA Transactions Risk. TBA transactions involve the risk of loss if the securities received are less favorable than what was anticipated by the Fund when entering into the TBA transaction, or if the counterparty fails to deliver the securities. When the Fund enters into a short sale of a TBA mortgage it does not own, the Fund may have to purchase deliverable mortgages to settle the short sale at a higher price than anticipated, thereby causing a loss. As there is no limit on how much the price of mortgage securities can increase, the Fund’s exposure is unlimited. The Fund may not always be able to purchase mortgage securities to close out the short position at a particular time or at an acceptable price. In addition, taking short positions results in a form of leverage, which could increase the volatility of the Fund’s share price.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations that may be assessed as part of a credit research process to implement the Fund's investment strategy in pursuit of its investment objective may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. The incorporation of ESG factors as part of a credit analysis may affect the Fund’s exposure to certain issuers or industries and may not work as intended. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers. There is no guarantee that the incorporation of ESG considerations will be additive to the Fund’s performance.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be adversely affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid than larger companies. If a real estate related company defaults on certain types of debt obligations held by the Fund, the Fund may acquire real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
Active Trading Risk. Active trading of portfolio securities may result in added expenses and a lower return.
Financial Markets Regulatory Risk. Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly
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and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based/style-specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	June 30, 2020	6.38%
Worst Quarter	March 31, 2022	-6.72%

Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	5 Years	10 Years
Series I	5/5/1993	-14.54%	0.20%	2.12%

Series II	3/14/2002	-14.68	-0.04	1.87

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		-13.01	0.02	1.06

Lipper VUF Core Plus Bond Funds Index		-14.63	-0.08	1.05

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)

Portfolio Managers	Title	Length of Service on the Fund
Matthew Brill, CFA	Portfolio Manager	2015

Chuck Burge	Portfolio Manager	2009

Michael Hyman	Portfolio Manager	2015

Todd Schomberg, CFA	Portfolio Manager	2020

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is total return, comprised of current income and capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities, and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund invests primarily in investment grade fixed-income securities generally represented by the Bloomberg U.S. Aggregate Bond Index (the benchmark index). The principal types of fixed-income securities in which the Fund invests are corporate bonds, U.S. Treasury and agency securities, and mortgage-backed and asset-backed securities. The Fund may invest up to 20% of its net assets in debt securities rated below investment grade. Below investment grade securities are commonly referred to as junk bonds. Investment grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase.
The Fund may invest up to 30% of its net assets in foreign debt securities, including debt securities of issuers located in emerging market countries, i.e., those that are generally in the early stages of their industrial cycles. The Fund may invest up to 20% of the Fund’s net assets in currencies and securities, including foreign currency derivatives, denominated in currencies other than the U.S. dollar.
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The Fund may purchase mortgage-backed and asset-backed securities such as CMOs, CLOs and CDOs, which are counted toward the 80% investment requirement.
The Fund may invest in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
The Fund may purchase municipal securities. The Fund’s investments may also include securities that do not produce immediate cash income, such as zero coupon securities and pay-in-kind securities. Zero coupon securities are debt securities that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. Pay-in-kind securities are debt securities that pay interest through the issuance of additional securities.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund buys or sells a security with payment and delivery taking place in the future. The payment obligation and the interest rate are fixed at the time the Fund enters into the commitment. No income accrues on such securities until the date the Fund actually takes delivery of the securities. The Fund may also engage in TBA transactions, which are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount at the time the Fund enters into the TBA transaction. The Fund may also engage in short sales of TBA mortgages, including short sales of TBA mortgages the Fund does not own. Generally, the Fund will sell a TBA mortgage short to (1) take advantage of an expected decline in mortgage valuations or (2) to hedge against the potential underperformance of the mortgage sector.
The Fund can invest in derivative instruments including swap contracts, options, futures contracts and forward foreign currency contracts.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other assets. The notional amount of a swap is based on the nominal or face amount of a reference asset that is used to calculate payments made on that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the value of the underlying asset to calculate payments between them through the life of the swap. The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps, to create long or short exposure to corporate or sovereign debt securities. The Fund can further use swap contracts, including: credit default index swaps, to hedge credit risk or take a position on a basket of credit entities; total return swaps, to gain exposure to a reference asset; and volatility swaps to adjust the volatility profile of the Fund.
An option is a derivative financial instrument that reflects a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options, including currency options, to seek alpha (return on investments in excess of the benchmark index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund can also use credit default swap options to gain the right to enter into a credit default swap at a specified future date. The Fund can further use swaptions (options on swaps) to manage interest rate risk; and options on bond or rate futures to manage interest rate exposure.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including interest rate futures, to increase or reduce its exposure to interest rate changes. The Fund can also use currency futures to increase or decrease its exposure to foreign currencies. Currency futures contracts are traded on exchanges and have standard contract sizes and delivery dates. Most currency futures contracts call for payment or delivery in U.S. dollars.
The Fund may invest up to 15% of its net assets in equity interests and/or debt obligations issued by Real Estate Investment Trusts (REITs).
The Fund can engage in foreign currency transactions either on a spot basis (i.e., for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time) or through forward foreign currency contracts to gain or mitigate the risk of foreign currency exposure. Spot contracts allow for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward foreign currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency.
The Fund utilizes active duration (i.e., making investments to reduce or increase the sensitivity of the Fund’s portfolio to interest rate changes) and yield curve positioning (i.e., making investments that allow the Fund to benefit from varying interest rates) for risk management and for generating alpha (return on investments in excess of the benchmark index). Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.
The portfolio managers utilize the benchmark index as a reference in structuring the portfolio. The portfolio managers decide on appropriate risk factors such as sector and issuer weightings and duration relative to the benchmark index. The portfolio managers then determine appropriate position sizes to reflect desired risk positioning. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialist decision makers in positioning the Fund to generate alpha.
The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining efficient ways (in terms of cost-efficiency and security selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.
Specialists employ a bottom-up approach to recommend larger or smaller exposure to specific risk factors. In general, specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. The portfolio managers consider the recommendations of these market-specific specialists in adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of
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securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality or general liquidity needs of the Fund.
The Fund will attempt to maintain (i) a dollar-weighted average portfolio maturity of between three and 10 years; and (ii) a duration (the Fund’s price sensitivity to changes in interest rates) of within +/- two years of the benchmark index. The foregoing maturity and duration targets are not guaranteed and the Adviser may deviate from such targets in its discretion.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.
The credit research process utilized by the Fund to implement its investment strategy in pursuit of its investment objective considers factors that may include, but are not limited to, an issuer’s operations, capital structure and environmental, social and governance (“ESG”) considerations. Credit quality analysis for certain issuers therefore may consider whether any ESG factors pose a material financial risk or opportunity to an issuer. The Adviser may determine that ESG considerations are not material to certain issuers or types of investments held by the Fund. In addition, not all issuers or investments in the Fund may undergo a credit quality analysis that considers ESG factors, and not all investments held by the Fund will rate strongly on ESG criteria.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs and potentially lower the Fund’s performance returns.
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U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund's income. Mortgage- and asset-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments and extend the life of the mortgage- and asset-backed securities, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall and would make the mortgage- and asset-backed securities more sensitive to interest rate changes. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of mortgage-backed securities and will result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, the Fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately-issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. As a result, the mortgage loans underlying privately-issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. The Fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages.
High Yield Debt Securities (Junk Bond) Risk. The Fund’s investments in high yield debt securities (commonly referred to as “junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are more susceptible to default or decline in market value due to adverse economic, regulatory, political or company developments than higher rated or investment grade securities. Prices of high yield debt securities tend to be very volatile. These securities are less liquid than investment grade debt securities and may be difficult to sell at a desirable time or price, particularly in times of negative sentiment toward high yield securities.
LIBOR Transition Risk. The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. In the years following the 2008 financial crisis, the integrity of LIBOR was increasingly questioned because several banks contributing to its calculation were accused of rate manipulation and because of a general contraction in the unsecured interbank lending market. As a result, regulators and financial industry working groups in several jurisdictions have worked over the past several years to identify alternative reference rates (“ARRs”) to replace LIBOR and to assist with the transition to the new ARRs. For example, the Federal Reserve Bank of New York has identified the Secured Overnight Financing Rate (“SOFR”) as the intended replacement to USD LIBOR and foreign regulators have proposed other interbank offered rates, such as the Sterling Overnight Index Average (“SONIA”) and other replacement rates, which could also be adopted. Consequently, the publication of most LIBOR rates ceased at the end of 2021, but a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates. Additionally, key regulators have instructed banking institutions to cease entering into new contracts that reference these USD LIBOR settings after December 31, 2021, subject to certain limited exceptions.
There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. For example, there can be no assurance that the composition or characteristics of any ARRs or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, although regulators have generally prohibited banking institutions from entering into new contracts that reference those USD LIBOR settings that continue to exist, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve
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certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor’s policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Unexpected market closures may also affect investments in emerging markets. Settlement procedures may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in value of the portfolio security, a decrease in the level of liquidity of the portfolio, or, if there is a contract to sell the security, a possible liability to the purchaser.
Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries may impose material limitations on Public Company Accounting Oversight Board (PCAOB) inspection, investigation and enforcement capabilities, which can hinder the PCAOB’s ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets. There is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards.
Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging market countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking). Certain governments may require approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change.
Emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. The governments in some emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Other risks of investing in emerging market securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if the Fund invests in CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of the CLO that absorb losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise avoid.
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Forward Foreign Currency Contracts Risk. Forward foreign currency contracts are used to lock in the U.S. dollar price of a security denominated in a foreign currency or protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. They are subject to the risk that anticipated currency movements will not be accurately predicted or do not correspond accurately to changes in the value of the fund's holdings, which could result in losses and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the currency increases. A forward foreign currency contract may also result in losses in the event of a default or bankruptcy of the counterparty.
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Futures Contracts Risk. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
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Options Risk. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying investment at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying investment at a disadvantageous price. If the Fund sells a call option on an investment that the Fund owns (a “covered call”) and the investment has increased in value when the option is exercised, the Fund will be required to sell the investment at the call price and will not be able to realize any of the investment’s value above the call price. Options may involve economic leverage, which could result in greater price volatility than other investments.
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Swap Transactions Risk. Under U.S. financial reform legislation enacted in 2010, certain types of swaps are required to be executed on a regulated market and cleared through a central clearing house counterparty, which may entail further risks and costs for the Fund.  Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or may be centrally cleared. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted for clearing to a central clearing house counterparty, and the Fund faces the central clearing house counterparty by means of an account with a futures commission merchant that is a member of the clearing house.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.  Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. The prices of stocks of issuers in a sector or group of industries may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries. Information about the Fund’s investment in a market sector or group of industries is available in its annual and semi-annual reports to shareholders and in its reports on Form N-PORT filed with the SEC.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Rule 144A Securities and Other Exempt Securities Risk. The Fund may invest in Rule 144A securities and other types of exempt securities, which are not registered for sale pursuant to an exemption from registration under the Securities Act of 1933, as amended. These securities are also known as privately issued securities, and typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Although such securities may be determined to be liquid in accordance with the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended, if there are an insufficient number of qualified institutional buyers interested in purchasing such securities at a particular time, the Fund may have difficulty selling such securities at a desirable time or price. As a result, the Fund’s investment in such securities may be subject to increased liquidity risk. In addition, the issuers of Rule 144A securities may require their qualified institutional buyers (such as the Fund) to keep certain offering information confidential, which could adversely affect the ability of the Fund to sell such securities.
Restricted Securities Risk. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may
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prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. In addition, the Fund may get only limited information about the issuer of a restricted security and therefore may be less able to predict a loss.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Zero Coupon or Pay-In-Kind Securities Risk. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.
When-Issued Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the counterparty to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. These transactions have a leveraging effect on the Fund because the Fund commits to purchase securities that it does not have to pay for until a later date. These investments therefore increase the Fund’s overall investment exposure and, as a result, its volatility. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction. TBA transactions also involve the risk that the counterparty will fail to deliver the securities, exposing the
Fund to further losses. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, the Fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. If the Fund sells short TBA mortgages that it does not own and the mortgages increase in value, the Fund may be required to pay a higher price than anticipated to purchase the deliverable mortgages to settle the short sale and thereby incur a loss. A short position in TBA mortgages poses more risk than holding the same TBA mortgages long. It is possible that the market value of the mortgage securities the Fund holds in long positions will decline at the same time that the market value of the mortgage securities the Fund has sold short increases, thereby magnifying any losses. The more the Fund pays to purchase the mortgage securities sold short, the more it will lose on the transaction, which adversely affects its share price. The loss on a long position is limited to what the Fund originally paid for the TBA mortgage, together with any transaction costs. In short transactions, there is no limit on how much the price of a security can increase, thus the Fund’s exposure is theoretically unlimited. The Fund normally closes a short sale of TBA mortgages that it does not own by purchasing mortgage securities on the open market and delivering them to the broker. The Fund may not always be able to complete or “close out” the short position by purchasing mortgage securities at a particular time or at an acceptable price. The Fund incurs a loss if the Fund is required to buy the deliverable mortgage securities at a time when they have appreciated in value from the date of the short sale. The Fund will incur increased transaction costs associated with selling TBA mortgages short. In addition, taking short positions results in a form of leverage. As a result, changes in the value of a Fund’s investments will have a larger effect on its share price than if it did not engage in these transactions.
Environmental Social and Governance (ESG) Considerations Risk. The ESG considerations that may be assessed as part of a credit research process to implement the Fund's investment strategy in pursuit of its investment objective may vary, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. The incorporation of ESG factors as part of a credit analysis may affect the Fund’s exposure to certain issuers or industries and may not work as intended. The Fund may underperform other funds that do not incorporate ESG factors or that use a different methodology to identify and/or incorporate ESG factors. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic, which could negatively impact the ability to accurately assess credit quality, which could negatively impact the Fund’s performance. There is no guarantee that the incorporation of ESG considerations will be additive to the Fund’s performance.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be adversely affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies. Real estate companies, including REITs or similar structures, tend to be small- and mid-cap companies and their shares may be more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults on certain types of debt obligations held by the Fund, the Fund may acquire real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
Active Trading Risk. Active trading of portfolio securities may result in high brokerage costs, which may lower the Fund’s actual return. Active trading also may increase the proportion of the Fund’s gains that are short term.
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Financial Markets Regulatory Risk. Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad, changes to the monetary policy by the Federal Reserve or other regulatory actions, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit, may affect investor and consumer confidence, increase volatility in the financial markets, perhaps suddenly and to a significant degree, result in higher interest rates, and even raise concerns about the U.S. government’s credit rating and ability to service its debt. Such changes and events may adversely impact the Fund’s operations, universe of potential investment options, and return potential.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser received compensation of 0.35% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
◾
Matthew Brill, CFA, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2013.
◾
Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2002.
◾
Michael Hyman, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2013.
◾
Todd Schomberg, CFA, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2016.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could
12        Invesco V.I. Core Plus Bond Fund

decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
13        Invesco V.I. Core Plus Bond Fund

Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may
14        Invesco V.I. Core Plus Bond Fund

invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco
Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.
15        Invesco V.I. Core Plus Bond Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/22	$6.55	$0.19	$(1.15)	$(0.96)	$(0.03)	$(0.00)	$(0.03)	$5.56	(14.54)%	$90,481	0.61%	0.71%	3.28%	507%
Year ended 12/31/21	6.93	0.12	(0.17)	(0.05)	(0.10)	(0.23)	(0.33)	6.55	(0.65)	39,799	0.61	0.92	1.77	377
Year ended 12/31/20	6.47	0.13	0.50	0.63	(0.13)	(0.04)	(0.17)	6.93	9.72	34,881	0.59	0.88	1.92	375
Year ended 12/31/19	6.00	0.19	0.47	0.66	(0.19)	—	(0.19)	6.47	11.06	24,769	0.59	1.13	2.94	464
Year ended 12/31/18	6.38	0.22	(0.37)	(0.15)	(0.23)	—	(0.23)	6.00	(2.37)	17,019	0.59	1.78	3.57	339

Series II
Year ended 12/31/22	6.49	0.17	(1.13)	(0.96)	(0.03)	(0.00)	(0.03)	5.50	(14.68)	28,052	0.86	0.96	3.03	507
Year ended 12/31/21	6.89	0.10	(0.17)	(0.07)	(0.10)	(0.23)	(0.33)	6.49	(1.01)	2,035	0.86	1.17	1.52	377
Year ended 12/31/20	6.45	0.11	0.49	0.60	(0.12)	(0.04)	(0.16)	6.89	9.33	629	0.84	1.13	1.67	375
Year ended 12/31/19	5.97	0.17	0.49	0.66	(0.18)	—	(0.18)	6.45	11.00	359	0.84	1.38	2.69	464
Year ended 12/31/18	6.35	0.20	(0.37)	(0.17)	(0.21)	—	(0.21)	5.97	(2.64)	117	0.84	2.03	3.32	339

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2022, the portfolio turnover calculation excludes the value of securities purchased of $96,195,733 in connection with the acquisition of Invesco V.I. Core Bond Fund into the Fund.

16        Invesco V.I. Core Plus Bond Fund

Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
◾
You invest $10,000 in the Fund and hold it for the entire 10-year period;
◾
Your investment has a 5% return before expenses each year; and
◾
The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Series I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.61%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.39%	8.87%	13.54%	18.41%	23.49%	28.79%	34.31%	40.07%	46.08%	52.35%
End of Year Balance	$10,439.00	$10,886.83	$11,353.88	$11,840.96	$12,348.94	$12,878.71	$13,431.20	$14,007.40	$14,608.32	$15,235.02
Estimated Annual Expenses	$62.34	$75.71	$78.95	$82.34	$85.87	$89.56	$93.40	$97.41	$101.59	$105.94

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.86%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.14%	8.35%	12.72%	17.28%	22.02%	26.95%	32.07%	37.41%	42.96%	48.74%
End of Year Balance	$10,414.00	$10,834.73	$11,272.45	$11,727.86	$12,201.66	$12,694.61	$13,207.47	$13,741.05	$14,296.19	$14,873.76
Estimated Annual Expenses	$87.78	$101.99	$106.11	$110.40	$114.86	$119.50	$124.33	$129.35	$134.58	$140.02

1
Your actual expenses may be higher or lower than those shown.
17        Invesco V.I. Core Plus Bond Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco V.I. Core Plus Bond Fund SEC 1940 Act file number: 811-07452

invesco.com/us	VICPB-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco V.I. Discovery Mid Cap Growth Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
◾
is not FDIC insured;
◾
may lose value; and
◾
is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco V.I. Discovery Mid Cap Growth Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.68%	0.68%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	0.18	0.18

Total Annual Fund Operating Expenses	0.86	1.11

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$88	$274	$477	$1,061

Series II shares	$113	$353	$612	$1,352

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund mainly invests in common stocks of U.S. companies that the portfolio managers expect to have above-average growth rates. The Fund seeks to invest in newer companies or in more established companies that are in the early growth phase of their business cycle, which is typically marked by above-average growth rates. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of “mid-cap” issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund defines mid-cap issuers to be those that have a market capitalization, at the time of purchase, within the range of market capitalizations of the largest and smallest capitalized issuers included in the Russell Midcap® Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. An issuer’s “market capitalization” is the value of its outstanding stock. The range of the Russell Midcap Growth Index is reconstituted annually to preserve its capitalization characteristics. This range is subject to change at any time due to market activity or changes in the composition of that index. The Fund may invest up to 20% of its net assets in companies in other market capitalization ranges. The Fund is not required to sell a security if the issuer’s capitalization moves outside of the Fund’s definition of mid-cap issuers.
The Fund invests primarily in U.S. companies but may also purchase securities of issuers in any country, including developed countries and emerging markets. The Fund has no limits on the amount of its assets that can be invested in foreign securities, but currently does not intend to invest substantially in such securities.
In selecting investments for the Fund, the portfolio managers look for companies with high growth potential using a “bottom-up” stock selection process. The “bottom-up” approach focuses on fundamental analysis of individual issuers before considering the impact of overall economic, market or industry trends. This approach includes analysis of a company’s financial statements and management structure and consideration of the company’s operations, product development, and its industry position. The portfolio managers currently focus on high-growth companies that are characterized by industry leadership, market share growth, high caliber management teams, sustainable competitive advantages, and strong growth themes or new innovative products or services. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so. The factors considered by the portfolio managers may vary in particular cases and may change over time.
At times, the Fund might seek to take advantage of short-term market movements or changes in the business cycle by investing in companies or industries that are sensitive to those changes, or may seek to benefit from what are considered to be “special situations,” such as mergers, reorganizations, restructurings or other unusual events, that are expected to affect a particular issuer.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse
1        Invesco V.I. Discovery Mid Cap Growth Fund

events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
Growth Investing Risk. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Cyclical Opportunities Risk. At times, the Fund might seek to take advantage of short-term market movements or changes in the business cycle by investing in companies or industries that are sensitive to those changes. For example, when the economy is expanding, companies in consumer durables and the technology sector might benefit. There is a risk that, if a cyclical event does not have the anticipated effect or when the issuer or industry is out of phase in the business cycle, the value of the Fund’s investment could fall.
Investing in Special Situations Risk. At times, the Fund may seek to benefit from what it considers to be “special situations,” such as mergers, reorganizations, restructurings or other unusual events that are expected to affect a particular issuer. There is a risk that the expected change or event might not occur, which could cause the price of the security to fall, perhaps sharply. In that case, the investment might not produce the expected gains or might cause a loss. This is an aggressive investment technique that may be considered speculative.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience
2        Invesco V.I. Discovery Mid Cap Growth Fund

losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Discovery Mid Cap Growth Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Non-Service Shares and Service Shares of the predecessor fund, and are not offered by the Fund. The Non-Service Shares of the predecessor fund were reorganized into Series I shares of the Fund and the Service Shares of the predecessor fund were reorganized into the Series II shares of the Fund after the close of business on May 24, 2019. Series I shares’ and Series II shares’ returns of the Fund will be different from the Non-Service Shares’ and the Service Shares’ returns of the predecessor fund as they have different expenses.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	June 30, 2020	31.41%
Worst Quarter	June 30, 2022	-19.89%

Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	5 Years	10 Years
Series I	8/15/1986	-30.98%	8.64%	11.83%

Series II	10/16/2000	-31.13	8.36	11.55

Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)		-26.72	7.64	11.41

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund
Ronald J. Zibelli, Jr., CFA	Portfolio Manager (lead)	2019 (predecessor fund 2008)

Justin Livengood, CFA	Portfolio Manager	2019 (predecessor fund 2014)

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is to seek capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund mainly invests in common stocks of U.S. companies that the portfolio managers expect to have above-average growth rates. The Fund seeks to invest in newer companies or in more established companies that are in the early growth phase of their business cycle, which is typically marked by above-average growth rates. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of “mid-cap” issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund defines mid-cap issuers to be those that have a market capitalization, at the time of purchase, within the range of market capitalizations of the largest and smallest capitalized issuers included in the Russell Midcap® Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. An issuer’s “market capitalization” is the value of its outstanding stock. The range of the Russell Midcap Growth Index is reconstituted annually to preserve its capitalization characteristics. This range is subject to change at any time due to market activity or changes in the composition of that index. The Fund may invest up to 20% of its net assets in companies in other market capitalization ranges. The Fund is not required to sell a security if the issuer’s capitalization moves outside of the Fund’s definition of mid-cap issuers.
The Fund invests primarily in U.S. companies but may also purchase securities of issuers in any country, including developed countries and emerging markets. The Fund has no limits on the amount of its assets that can be invested in foreign securities, but currently does not intend to invest
3        Invesco V.I. Discovery Mid Cap Growth Fund

substantially in such securities. Foreign securities are those of issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States, or whose “country of risk” is a foreign country as determined by a third party service provider.
In selecting investments for the Fund, the portfolio managers look for companies with high growth potential using a “bottom-up” stock selection process. The “bottom-up” approach focuses on fundamental analysis of individual issuers before considering the impact of overall economic, market or industry trends. This approach includes analysis of a company’s financial statements and management structure and consideration of the company’s operations, product development, and its industry position. The portfolio managers currently focus on high-growth companies that are characterized by industry leadership, market share growth, high caliber management teams, sustainable competitive advantages, and strong growth themes or new innovative products or services. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so. The factors considered by the portfolio managers may vary in particular cases and may change over time.
At times, the Fund may seek to benefit from what are considered to be “special situations,” such as mergers, reorganizations, restructurings or other unusual events, that are expected to affect a particular issuer. There is a risk that the anticipated change or event might not occur, which could cause the price of the security to fall, perhaps sharply. In that case, the investment might not produce the expected gains or might cause a loss. This is an aggressive investment technique that may be considered speculative.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
◾
Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
◾
COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
4        Invesco V.I. Discovery Mid Cap Growth Fund

Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. In addition, investors might seek to trade Fund shares based on their knowledge or understanding of the value of smaller company securities (this is sometimes referred to as “price arbitrage”), which could interfere with the efficient management of the Fund. Since small and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The relative sizes of companies may change over time as the securities market changes, and the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased due to market fluctuations.
Growth Investing Risk. Growth companies are companies whose earnings and stock prices are expected to grow at a faster rate than the overall market. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies can be new or established companies that may be entering a growth cycle in their business and therefore may experience greater stock price fluctuations and risks of loss than larger, more established companies. Their anticipated growth may come from developing new products or services or from expanding into new or growing markets. Growth companies may be applying new technologies, new or improved distribution methods or new business models that could enable them to capture an important or dominant market position. They may have a special area of expertise or the ability to take advantage of changes in demographic or other factors in a more profitable way. Newer growth companies generally tend to invest a large part of their earnings in research, development or capital assets. Although newer growth companies may not pay any dividends for some time, their stocks may be valued because of their potential for price increases. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. The prices of stocks of issuers in a sector or group of industries may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries. Information about the Fund’s investment in a market sector or group of industries is available in its annual and semi-annual reports to shareholders and in its reports on Form N-PORT filed with the SEC.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Unexpected market closures may also affect investments in emerging markets. Settlement procedures may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in value of the portfolio security, a decrease in the level of liquidity of the portfolio, or, if there is a contract to sell the security, a possible liability to the purchaser.
Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries may impose material limitations on Public
5        Invesco V.I. Discovery Mid Cap Growth Fund

Company Accounting Oversight Board (PCAOB) inspection, investigation and enforcement capabilities, which can hinder the PCAOB’s ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets. There is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards.
Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging market countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking). Certain governments may require approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change.
Emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. The governments in some emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Other risks of investing in emerging market securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Cyclical Opportunities Risk. At times, the Fund might seek to take advantage of short-term market movements or changes in the business cycle by investing in companies or industries that are sensitive to those changes. For example, when the economy is expanding, companies in consumer durables and the technology sector might benefit. There is a risk that, if a cyclical event does not have the anticipated effect or when the issuer or industry is out of phase in the business cycle, the value of the Fund’s investment could fall.
Investing in Special Situations Risk. At times, the Fund may seek to benefit from what are considered to be “special situations,” such as mergers, reorganizations, restructurings or other unusual events, that are expected to affect a particular issuer. There is a risk that the anticipated change or event might not occur, which could cause the price of the security to fall, perhaps sharply. In that case, the investment might not produce the expected gains or might cause a loss. This is an aggressive investment technique that may be considered speculative.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser received compensation of 0.66% of the Fund’s average daily net assets, after fee waiver and/or expense reimbursement, if any. The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
◾
Ronald J. Zibelli, Jr., CFA (lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Zibelli managed the predecessor fund since 2008 and was associated with OppenheimerFunds, a global asset management firm, since 2006.
◾
Justin Livengood, CFA, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Livengood managed the predecessor fund since 2014 and was associated with OppenheimerFunds, a global asset management firm, since 2006.
6        Invesco V.I. Discovery Mid Cap Growth Fund

A lead or co-lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead or co-lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing
7        Invesco V.I. Discovery Mid Cap Growth Fund

may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional
8        Invesco V.I. Discovery Mid Cap Growth Fund

round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or
9        Invesco V.I. Discovery Mid Cap Growth Fund

indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.
10        Invesco V.I. Discovery Mid Cap Growth Fund

Financial Highlights
The financial highlights information presented for the Fund includes the financial history of the predecessor fund, which was reorganized into the Fund after the close of business on May 24, 2019. The financial highlights show the Fund’s and predecessor fund’s financial history for the past five fiscal years or, if shorter, the applicable period of operations since the inception of the Fund or predecessor fund or class of Fund or predecessor fund shares. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund or predecessor fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended after May 24, 2019 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The information for fiscal years ended prior to May 24, 2019 has been audited by the predecessor fund’s auditor.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income (loss) to average net assets	Portfolio turnover (d)
Series I
Year ended 12/31/22	$114.63	$(0.10)	$(35.03)	$(35.13)	$—	$(23.99)	$(23.99)	$55.51	(30.98)%	$673,217	0.84%	0.86%	(0.12)%	97%
Year ended 12/31/21	106.94	(0.62)	21.29	20.67	—	(12.98)	(12.98)	114.63	19.09	1,043,224	0.80	0.83	(0.54)	77
Year ended 12/31/20	83.82	(0.32)	30.78	30.46	(0.04)	(7.30)	(7.34)	106.94	40.70	963,414	0.80	0.86	(0.37)	87
Year ended 12/31/19	68.65	0.04(e)	26.04	26.08	—	(10.91)	(10.91)	83.82	39.37	693,424	0.80	0.87	0.05(e)	76
Year ended 12/31/18	84.21	(0.19)	(3.07)	(3.26)	—	(12.30)	(12.30)	68.65	(6.08)	586,273	0.80	0.86	(0.23)	104

Series II
Year ended 12/31/22	103.76	(0.27)	(31.65)	(31.92)	—	(23.99)	(23.99)	47.85	(31.14)	131,031	1.09	1.11	(0.37)	97
Year ended 12/31/21	98.05	(0.83)	19.52	18.69	—	(12.98)	(12.98)	103.76	18.79	208,990	1.05	1.08	(0.79)	77
Year ended 12/31/20	77.70	(0.50)	28.15	27.65	—	(7.30)	(7.30)	98.05	40.24	196,217	1.05	1.11	(0.62)	87
Year ended 12/31/19	64.41	(0.14)(e)	24.34	24.20	—	(10.91)	(10.91)	77.70	39.01	51,312	1.05	1.12	(0.19)(e)	76
Year ended 12/31/18	79.87	(0.37)	(2.79)	(3.16)	—	(12.30)	(12.30)	64.41	(6.31)	35,054	1.05	1.11	(0.48)	104

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019 and 2018, respectively.
(d)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $123,217,891 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Mid Cap Growth Fund into the Fund.

(e)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the year ended December 31, 2019. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.13) and (0.16)% for Series I Shares and $(0.30)
and (0.40)% for Series II Shares.

11        Invesco V.I. Discovery Mid Cap Growth Fund

Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
◾
You invest $10,000 in the Fund and hold it for the entire 10-year period;
◾
Your investment has a 5% return before expenses each year; and
◾
The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Series I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.14%	8.45%	12.94%	17.62%	22.49%	27.56%	32.84%	38.34%	44.06%	50.03%
End of Year Balance	$10,414.00	$10,845.14	$11,294.13	$11,761.71	$12,248.64	$12,755.73	$13,283.82	$13,833.77	$14,406.49	$15,002.92
Estimated Annual Expenses	$87.78	$91.41	$95.20	$99.14	$103.24	$107.52	$111.97	$116.61	$121.43	$126.46

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.11%	1.11%	1.11%	1.11%	1.11%	1.11%	1.11%	1.11%	1.11%	1.11%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.89%	7.93%	12.13%	16.49%	21.02%	25.73%	30.62%	35.70%	40.98%	46.47%
End of Year Balance	$10,389.00	$10,793.13	$11,212.98	$11,649.17	$12,102.32	$12,573.10	$13,062.20	$13,570.32	$14,098.20	$14,646.62
Estimated Annual Expenses	$113.16	$117.56	$122.13	$126.88	$131.82	$136.95	$142.28	$147.81	$153.56	$159.53

1
Your actual expenses may be higher or lower than those shown.
12        Invesco V.I. Discovery Mid Cap Growth Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco V.I. Discovery Mid Cap Growth Fund SEC 1940 Act file number: 811-07452

invesco.com/us	O-VIDMCG-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco V.I. Diversified Dividend Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
◾
is not FDIC insured;
◾
may lose value; and
◾
is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco V.I. Diversified Dividend Fund

Fund Summary
Investment Objective(s)
The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.49%	0.49%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	0.18	0.18

Total Annual Fund Operating Expenses	0.67	0.92

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$68	$214	$373	$835

Series II shares	$94	$293	$509	$1,131

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund will invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies which pay dividends and other instruments that have economic characteristics similar to such securities.
The Fund invests primarily in dividend-paying equity securities. The principal type of equity security in which the Fund invests is common stock.
The Fund invests in securities that the portfolio managers believe are undervalued based on various valuation measures.
The Fund may invest up to 25% of its net assets in securities of foreign issuers.
In selecting investments, the portfolio managers seek to identify dividend-paying issuers with strong profitability, solid balance sheets and capital allocation policies that support sustained or increasing dividends and share repurchases. Through fundamental research, financial statement analysis and the use of several valuation techniques, the management team estimates a target price for each security over a 2-3 year investment horizon. The portfolio managers seek to manage risk by utilizing a valuation framework, careful stock selection and a rigorous buy-and-sell discipline and incorporate an assessment of the potential reward relative to the downside risk to determine a fair valuation over the investment horizon. When evaluating cyclical businesses, the management team seeks companies that have normalized earnings power greater than that implied by their current market valuation and that return capital to shareholders via dividends and share repurchases. The portfolio managers then construct a portfolio they believe provides the best total return profile, which is created by seeking a combination of price appreciation potential, dividend income and capital preservation.
The portfolio managers maintain a rigorous sell discipline and consider selling or trimming a position in a stock when it no longer materially meets our investment criteria, including when (1) a stock reaches its fair valuation (target price); (2) a company’s fundamental business prospects deteriorate; or (3) a more attractive investment opportunity presents itself.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for
1        Invesco V.I. Diversified Dividend Fund

example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Value Investing Risk. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause a fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of value companies may underperform the securities of growth companies or the overall stock market.
Dividend Risk. As a group, securities that pay high dividends may fall out of favor with investors and underperform companies that do not pay high dividends. Also, changes in the dividend policies of such companies and the capital resources available for such companies’ dividend payments may affect the Fund. There is the possibility that dividend-paying companies could reduce or eliminate the payment of dividends in the future or an anticipated acceleration of dividends may not occur. Depending on market conditions, dividend paying stocks that meet the Fund’s investment criteria may not be widely available for purchase by the Fund, which may increase the volatility of the Fund’s returns and limit its ability to produce current income while remaining fully diversified. High-dividend stocks may not experience high earnings growth or capital appreciation. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark, a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	December 31, 2020	13.57%
Worst Quarter	March 31, 2020	-24.28%

Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	5 Years	10 Years
Series I	3/1/1990	-1.68%	6.24%	9.80%

Series II	6/5/2000	-1.93	5.97	9.53

Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		-7.54	6.67	10.29

Lipper VUF Large-Cap Value Funds Index		-6.90	6.87	10.16

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		-18.11	9.42	12.56

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)

Portfolio Managers	Title	Length of Service on the Fund
Peter Santoro, CFA	Portfolio Manager (lead)	2021

Caroline Le Feuvre	Portfolio Manager	2020

Craig Leopold, CFA	Portfolio Manager	2022

Chris McMeans, CFA	Portfolio Manager	2016

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current
2        Invesco V.I. Diversified Dividend Fund

taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund will invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies which pay dividends and other instruments that have economic characteristics similar to such securities.
The Fund invests primarily in dividend-paying equity securities. The principal type of equity security in which the Fund invests is common stock.
The Fund invests in securities that the portfolio managers believe are undervalued based on various valuation measures.
The Fund may invest up to 25% of its net assets in securities of foreign issuers.
In selecting investments, the portfolio managers seek to identify dividend-paying issuers with strong profitability, solid balance sheets and capital allocation policies that support sustained or increasing dividends and share repurchases. Through fundamental research, financial statement analysis and the use of several valuation techniques, the management team estimates a target price for each security over a 2-3 year investment horizon. The portfolio managers seek to manage risk by utilizing a valuation framework, careful stock selection and a rigorous buy-and-sell discipline and incorporate an assessment of the potential reward relative to the downside risk to determine a fair valuation over the investment horizon. When evaluating cyclical businesses, the management team seeks companies that have normalized earnings power greater than that implied by their current market valuation and that return capital to shareholders via dividends and share repurchases. The portfolio managers then construct a portfolio they believe provides the best total return profile, which is created by seeking a combination of price appreciation potential, dividend income and capital preservation.
The portfolio managers maintain a rigorous sell discipline and consider selling or trimming a position in a stock when it no longer materially meets our investment criteria, including when (1) a stock reaches its fair valuation (target price); (2) a company’s fundamental business prospects deteriorate; or (3) a more attractive investment opportunity presents itself.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or
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bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Value Investing Risk. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value investing approach could also lead to acquiring fewer securities that might experience rapid price increases during times of market advances. This could cause the investments to underperform strategies that seek capital appreciation by employing only a growth or other non-value approach. Value investing has also gone in and out of favor during past market cycles and is likely to continue to do so. During periods when value investing is out of favor or when markets are unstable, the securities of value companies may underperform the securities of growth companies or the overall stock market.
Dividend Risk. As a group, securities that pay high dividends may fall out of favor with investors and underperform companies that do not pay high dividends. Also, changes in the dividend policies of such companies and the capital resources available for such companies' dividend payments may affect the Fund. There is the possibility that dividend-paying companies could reduce or eliminate the payment of dividends in the future or an anticipated acceleration of dividends may not occur. High-dividend stocks may not experience high earnings growth or capital appreciation. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.
Depending upon market conditions, dividend-paying stocks that meet the Fund’s investment criteria may not be widely available, or may be highly concentrated in only a few market sectors. This may increase the volatility of the Fund’s returns and may limit the ability of the Fund to produce current income while remaining fully diversified. In addition, the value of dividend-paying common stocks can decline when interest rates rise, as fixed-income investments become more attractive to investors. Because the potential for interest rates to rise becomes greater during a low interest rate environment, this risk may be greater in a period of low interest rates.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser received compensation of 0.48% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of
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the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
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Peter Santoro, CFA (lead manager), Portfolio Manager, who has been responsible for the Fund since 2021 and has been associated with Invesco and/or its affiliates since 2021. From 2003 to 2021, he was associated with Columbia Threadneedle Investments where he served as a Senior Portfolio Manager.
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Caroline Le Feuvre, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2014.
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Craig Leopold, CFA, Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2022. From 2020 to 2022, he was associated with Rockefeller Capital Management where he served as a Portfolio Manager. From 2013 to 2020, he was associated with Columbia Threadneedle Investments where he also served as a Portfolio Manager.
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Chris McMeans, CFA, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2008.
The portfolio managers are assisted by investment professionals from Invesco's Dividend Value Team. Members of the team may change from time to time.
A lead or co-lead manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead or co-lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The
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Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair
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value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for
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including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.
8        Invesco V.I. Diversified Dividend Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/22	$29.82	$0.54	$(1.16)	$(0.62)	$(0.56)	$(3.65)	$(4.21)	$24.99	(1.68)%	$225,216	0.67%	0.67%	1.91%	40%
Year ended 12/31/21	25.72	0.52	4.32	4.84	(0.63)	(0.11)	(0.74)	29.82	18.89	242,810	0.68	0.68	1.81	45
Year ended 12/31/20	27.23	0.58	(0.67)	(0.09)	(0.77)	(0.65)	(1.42)	25.72	0.14	233,073	0.70	0.70	2.41	9
Year ended 12/31/19	23.70	0.67	5.15	5.82	(0.80)	(1.49)	(2.29)	27.23	25.09	278,727	0.65	0.65	2.54	7
Year ended 12/31/18	27.18	0.63	(2.53)	(1.90)	(0.65)	(0.93)	(1.58)	23.70	(7.57)	337,461	0.64	0.65	2.38	10

Series II
Year ended 12/31/22	29.57	0.46	(1.15)	(0.69)	(0.48)	(3.65)	(4.13)	24.75	(1.93)	229,588	0.92	0.92	1.66	40
Year ended 12/31/21	25.52	0.44	4.29	4.73	(0.57)	(0.11)	(0.68)	29.57	18.59	245,103	0.93	0.93	1.56	45
Year ended 12/31/20	27.03	0.52	(0.68)	(0.16)	(0.71)	(0.64)	(1.35)	25.52	(0.13)	218,234	0.95	0.95	2.16	9
Year ended 12/31/19	23.54	0.60	5.11	5.71	(0.73)	(1.49)	(2.22)	27.03	24.77	236,880	0.90	0.90	2.29	7
Year ended 12/31/18	27.00	0.56	(2.51)	(1.95)	(0.58)	(0.93)	(1.51)	23.54	(7.78)	204,889	0.89	0.90	2.13	10

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
9        Invesco V.I. Diversified Dividend Fund

Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
◾
You invest $10,000 in the Fund and hold it for the entire 10-year period;
◾
Your investment has a 5% return before expenses each year; and
◾
The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Series I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.33%	8.85%	13.56%	18.48%	23.61%	28.96%	34.54%	40.37%	46.45%	52.79%
End of Year Balance	$10,433.00	$10,884.75	$11,356.06	$11,847.78	$12,360.78	$12,896.01	$13,454.40	$14,036.98	$14,644.78	$15,278.90
Estimated Annual Expenses	$68.45	$71.41	$74.51	$77.73	$81.10	$84.61	$88.27	$92.10	$96.08	$100.24

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.08%	8.33%	12.75%	17.35%	22.13%	27.12%	32.30%	37.70%	43.32%	49.17%
End of Year Balance	$10,408.00	$10,832.65	$11,274.62	$11,734.62	$12,213.40	$12,711.70	$13,230.34	$13,770.14	$14,331.96	$14,916.70
Estimated Annual Expenses	$93.88	$97.71	$101.69	$105.84	$110.16	$114.66	$119.33	$124.20	$129.27	$134.54

1
Your actual expenses may be higher or lower than those shown.
10        Invesco V.I. Diversified Dividend Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco V.I. Diversified Dividend Fund SEC 1940 Act file number: 811-07452

invesco.com/us	VIDDI-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco V.I. Equally-Weighted S&P 500 Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
◾
is not FDIC insured;
◾
may lose value; and
◾
is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco V.I. Equally-Weighted S&P 500 Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.12%	0.12%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	0.20	0.20

Total Annual Fund Operating Expenses	0.32	0.57

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$33	$103	$180	$406

Series II shares	$58	$183	$318	$714

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, all, or substantially all, of its net assets in common stocks represented in the S&P 500® Equal Weight Index (the Underlying Index), and in derivatives and other instruments that have economic characteristics similar to such securities. The Underlying Index is an equal-weighted version of the S&P 500® Index, which measures the performance of equity securities of larger U.S. companies. “Equal weighting” means that, unlike the S&P 500® Index, which employs a float-adjusted market capitalization weighted methodology, the Underlying Index assigns each component security the same weight.
In seeking to track the investment results (before fees and expenses) of the Underlying Index, the portfolio managers primarily utilize a “full replication” methodology, pursuant to which the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Underlying Index is typically rebalanced quarterly and constituent changes are incorporated in the Underlying Index as and when they are made to the S&P 500® Index. The Fund is generally rebalanced in accordance with the Underlying Index. Constituent changes are generally incorporated in the Fund as and when they are made to the Underlying Index.
The Fund can invest in derivative instruments including futures contracts.
The Fund can use futures contracts, including index futures, to seek exposure to certain equity securities represented in the Underlying Index while managing cash balances.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, the
1        Invesco V.I. Equally-Weighted S&P 500 Fund

Underlying Index, even if that security generally is underperforming. Additionally, the Fund generally rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will typically result in corresponding changes to the Fund’s rebalance schedule.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing and reconstituting the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark, a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns
Amount includes the effect of the Adviser pay-in for an economic loss as a result of a delay in rebalancing to the Underlying Index that occurred on April 24, 2020. Had the pay-in not been made, the total return would have been lower.

Series I	Period Ended	Returns
Best Quarter	June 30, 2020	21.72%
Worst Quarter	March 31, 2020	-26.60%

Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	5 Years	10 Years
Series I1	11/9/1994	-11.81%	8.79%	11.97%

Series II1	7/24/2000	-12.06	8.51	11.69

S&P 500® Equal Weight Index (reflects no deduction for fees, expenses or taxes)		-11.45	9.11	12.40

Lipper VUF Multi-Cap Core Funds Index		-17.74	6.34	9.22

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		-18.11	9.42	12.56

1
Amount includes the effect of the Adviser pay-in for an economic loss as a result of a delay in rebalancing to the Underlying Index that occurred on April 24, 2020. Had the pay-in not been made, the total return would have been lower.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Investment Sub-Adviser: Invesco Capital Management LLC

Portfolio Managers	Title	Length of Service on the Fund
Peter Hubbard	Portfolio Manager	2020

Pratik Doshi, CFA	Portfolio Manager	2021

Michael Jeanette	Portfolio Manager	2020

Tony Seisser	Portfolio Manager	2020

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in this prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to
2        Invesco V.I. Equally-Weighted S&P 500 Fund

recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, all, or substantially all, of its net assets in common stocks represented in the Underlying Index, and in derivatives and other instruments that have economic characteristics similar to such securities. The Underlying Index is an equal-weighted version of the S&P 500® Index, which measures the performance of equity securities of larger U.S. companies. “Equal weighting” means that, unlike the S&P 500® Index, which employs a float-adjusted market capitalization weighted methodology, the Underlying Index assigns each component security the same weight.
In seeking to track the investment results (before fees and expenses) of the Underlying Index, the portfolio managers primarily utilize a “full replication” methodology pursuant to which the Fund generally invests in all of the securities comprising its Underlying Index in approximately the same proportions as the weightings of the securities in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, the portfolio managers may purchase a sample of securities in its Underlying Index.
A “sampling” methodology means that the portfolio managers use a quantitative analysis to select securities from the Underlying Index universe to obtain a representative sample of securities that have, in the aggregate, investment characteristics similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization, return variability, earnings valuation, yield and other financial characteristics of securities. When employing a sampling methodology, the portfolio managers base the quantity of holdings in the Fund on a number of factors, including asset size of the Fund, and generally expect the Fund to hold less than the total number of securities in the Underlying Index. However, the portfolio managers reserve the right to invest the Fund in as many securities as they believe necessary to achieve the Fund’s investment objective.
There also may be instances in which the Adviser may choose to (i) overweight or underweight a security in the Underlying Index, (ii) purchase securities not contained in the Underlying Index that the Adviser believes are appropriate to substitute for certain securities in the Underlying Index, or (iii) utilize various combinations of other available investment techniques in seeking to track the Underlying Index.
The Fund may sell securities included in the Underlying Index in anticipation of their removal from the Underlying Index, or purchase securities not included in the Underlying Index in anticipation of their addition to the Underlying Index.
The Underlying Index is typically rebalanced quarterly, generally after the close of trading on the third Friday of March, June, September and December. The reference date of closing prices used for the reweighting is the second Friday of the reweighting month. Constituent changes are incorporated in the Underlying Index as and when they are made to the S&P 500® Index. The Fund is generally rebalanced in accordance with the Underlying Index. Constituent changes are generally incorporated in the Fund as and when they are made to the Underlying Index and components, shares outstanding and investable weightings factors are as of the reweighting date.
The Fund can invest in derivative instruments including futures contracts.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to seek exposure to certain equity securities represented in the Underlying Index while managing cash balances.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Because the Fund is passively managed, such circumstances may also impact the Fund to a greater degree than mutual funds with investment advisers that actively manage their portfolio assets to take advantage of or defend against market events. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
◾
Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and
3        Invesco V.I. Equally-Weighted S&P 500 Fund

corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
◾
COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Index Risk. Unlike many investment companies that are “actively managed,” the Fund is a “passive” investor and therefore does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, the Underlying Index, even if that security generally is underperforming. If a specific security is removed from the Underlying Index, the Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. The Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, the Fund generally rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will typically result in corresponding changes to the Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, the Fund’s performance could be lower than other types of mutual funds with investment advisers that actively manage their portfolio assets to take advantage of or defend against market events.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise avoid.
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Futures Contracts Risk. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the
4        Invesco V.I. Equally-Weighted S&P 500 Fund

futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.  Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Non-Correlation Risk. The Fund’s returns may not match the return of the Underlying Index (that is, it may experience tracking error) for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. To the extent that the Fund has recently commenced operations and/or otherwise has a relatively small amount of assets, such transaction costs could have a proportionally greater impact on the Fund. Additionally, if the Fund uses a sampling approach, it may result in returns for the Fund that are not as well-correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index.
The performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints. The Fund’s transactions, which are principally in cash and therefore could be subject to incurring higher costs in buying or selling securities, may also contribute to tracking error. The Fund may fair value certain of the securities it holds. To the extent the Fund calculates its NAV based on fair value prices, the Fund’s ability to track the Underlying Index may be adversely affected. Since the Underlying Index is not subject to the tax diversification requirements to which the Fund must adhere, the Fund may be required to deviate its investments from the securities contained in, and relative weightings of, the Underlying Index. The Fund may not invest in certain securities included in the Underlying Index due to liquidity constraints. Liquidity constraints also may delay the Fund’s purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.
The Fund generally attempts to remain fully invested in the constituents of the Underlying Index. However, the Adviser may not fully invest the Fund at times, either as a result of cash flows into the Fund, to retain a reserve of cash to meet redemptions and expenses, or because of low assets (particularly when the Fund is new and has operated only for a short period).
The investment activities of one or more of the Adviser’s affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd., for their proprietary accounts and for client accounts also may adversely impact the Fund’s ability to track the Underlying Index. For example, in regulated industries, certain emerging or international markets and under corporate and regulatory ownership definitions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded, or that may not be exceeded without the grant of a license or other regulatory or corporate consent, or, if exceeded, may cause the Adviser, the Fund or other client accounts to suffer disadvantages or business restrictions. As a result, the Fund may be restricted in its ability to acquire particular securities due to positions held by the Fund and the Adviser’s affiliates.
Sampling Risk. The use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater. In addition, by sampling the securities in the Underlying Index, the Fund faces the risk that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Underlying Index, thereby increasing tracking error.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco Capital Management LLC (Invesco Capital or the Sub-Adviser) serves as the Fund’s investment sub-adviser. Invesco Capital, an affiliate of the Adviser, incorporated in 2003, is located at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. Invesco Capital is a registered investment adviser that serves as the investment adviser to the Invesco family of ETFs, with combined assets under management of $173.9 billion as of December 31, 2022. Invesco Capital provides portfolio management services to the Fund.
In addition, Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the
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commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser received compensation of 0.12% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
Invesco, not the Fund, pays sub-advisory fees, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
Investment management decisions for the Fund are made by the investment management team at Invesco Capital.
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
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Peter Hubbard, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco Capital and/or its affiliates since 2005.
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Pratik Doshi, CFA, Portfolio Manager, who has been responsible for the Fund since 2021 and has been associated with Invesco Capital and/or its affiliates since 2018.
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Michael Jeanette, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco Capital and/or its affiliates since 2008.
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Tony Seisser, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco Capital and/or its affiliates since 2013.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices.
6        Invesco V.I. Equally-Weighted S&P 500 Fund

However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair
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value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for
8        Invesco V.I. Equally-Weighted S&P 500 Fund

including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Disclaimers
The S&P 500® Equal Weight Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by Invesco. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). These trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Invesco. It is not possible to invest directly in an index. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500® Equal Weight Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Invesco with respect to the S&P 500® Equal Weight Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Equal Weight Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Invesco or the Fund. S&P Dow Jones Indices has no obligation to take the needs of Invesco or the owners of the Fund into consideration in determining, composing or calculating the S&P 500® Equal Weight Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the S&P 500® Equal Weight Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® EQUAL WEIGHT INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY INVESCO, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® EQUAL WEIGHT INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND INVESCO, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
The Adviser, Sub-Adviser and their affiliates (collectively, the Adviser Parties) do not guarantee the accuracy and/or the completeness of the
9        Invesco V.I. Equally-Weighted S&P 500 Fund

Underlying Index or any data included therein, and the Adviser Parties shall have no liability for any errors, omissions, restatements, re-calculations or interruptions therein.
The Adviser Parties make no warranty, express or implied, as to results to be obtained by the Fund, owners of shares of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser Parties make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser Parties have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.
10        Invesco V.I. Equally-Weighted S&P 500 Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/22	$30.96	$0.42	$(4.13)	$(3.71)	$(0.28)	$(1.50)	$(1.78)	$25.47	(11.81)%	$59,253	0.32%	0.32%	1.56%	32%
Year ended 12/31/21	24.24	0.31	6.75	7.06	(0.34)	—	(0.34)	30.96	29.17	36,788	0.35	0.35	1.10	23
Year ended 12/31/20	22.14	0.41	2.33	2.74	(0.31)	(0.33)	(0.64)	24.24	12.74(d)	30,438	0.33	0.33	2.00	34
Year ended 12/31/19	17.80	0.34	4.73	5.07	(0.35)	(0.38)	(0.73)	22.14	28.79	31,327	0.35	0.35	1.71	39
Year ended 12/31/18	19.88	0.32	(1.80)	(1.48)	(0.23)	(0.37)	(0.60)	17.80	(7.87)	109,414	0.31	0.31	1.61	24

Series II
Year ended 12/31/22	29.92	0.35	(4.01)	(3.66)	(0.22)	(1.50)	(1.72)	24.54	(12.06)	387,689	0.57	0.57	1.31	32
Year ended 12/31/21	23.45	0.24	6.52	6.76	(0.29)	—	(0.29)	29.92	28.88	394,782	0.60	0.60	0.85	23
Year ended 12/31/20	21.46	0.35	2.24	2.59	(0.27)	(0.33)	(0.60)	23.45	12.41(d)	293,602	0.58	0.58	1.75	34
Year ended 12/31/19	17.29	0.29	4.57	4.86	(0.31)	(0.38)	(0.69)	21.46	28.46	248,057	0.60	0.60	1.46	39
Year ended 12/31/18	19.35	0.26	(1.74)	(1.48)	(0.21)	(0.37)	(0.58)	17.29	(8.11)	149,913	0.56	0.56	1.36	24

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2022, the portfolio turnover calculation excludes the value of securities purchased of $20,974,156 and sold of $41,844,757 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. S&P 500 Index
Fund into the Fund.

(d)
Amount includes the effect of the Adviser pay-in for an economic loss as a result of delay in rebalancing to the index that occurred on April 24, 2020. Had the pay-in not been made, the total return would have been 11.35% and 10.98% for Series I and Series II shares, respectively.

11        Invesco V.I. Equally-Weighted S&P 500 Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco V.I. Equally-Weighted S&P 500 Fund SEC 1940 Act file number: 811-07452

invesco.com/us	MS-VIEWSP-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco V.I. Equity and Income Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
◾
is not FDIC insured;
◾
may lose value; and
◾
is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco V.I. Equity and Income Fund

Fund Summary
Investment Objective(s)
The Fund's investment objectives are both capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.38%	0.38%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	0.18	0.18

Acquired Fund Fees and Expenses	0.01	0.01

Total Annual Fund Operating Expenses	0.57	0.82

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$58	$183	$318	$714

Series II shares	$84	$262	$455	$1,014

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 146% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities, and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund may invest in securities of issuers of all capitalization sizes; however, under normal market conditions, it is currently expected that the Fund will invest a substantial percentage of its assets in large-capitalization issuers.
The Fund invests, under normal circumstances, at least 65% of its net assets in income-producing equity investments, including, dividend paying common or preferred stocks, interest paying convertible debentures or bonds, or zero coupon convertible securities (on which the Fund accrues income for tax and accounting purposes, but receives no cash).
The Fund may invest in income-producing equity instruments (subject to the 65% policy above), debt securities and warrants or rights to acquire such securities, in such proportions as economic conditions indicate would best accomplish the Fund’s objectives. It is the current operating policy of the Fund to invest in debt securities rated investment grade. This operating policy does not apply to convertible securities, which are selected primarily on the basis of their equity characteristics.
The Fund also invests in U.S. Government obligations, including Treasury bills and notes, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
The Fund may invest up to 15% of its net assets in real estate investment trusts (REITs).
The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include depositary receipts.
The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and options.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use futures contracts to seek exposure to certain asset classes, to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated and to manage duration.
The Fund can use options to seek alpha (return on investments in excess of the Russell 1000® Value Index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
In selecting securities, the portfolio managers focus on a security’s potential for income with safety of principal and long-term growth of capital. The portfolio managers emphasize a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. The portfolio managers look for catalysts for change that may positively impact a company. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company.
The Fund may dispose of a security when, in the opinion of the portfolio managers, the security reaches the portfolio managers’ estimate of value or when the portfolio managers identify a more attractive investment opportunity.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market
1        Invesco V.I. Equity and Income Fund

conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks that apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade and therefore considered to have more speculative characteristics and greater susceptibility to default or decline in market value than investment grade securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
Rights and Warrants Risk. Warrants may be significantly less valuable or worthless on their expiration date and may also be postponed or terminated early, resulting in a partial or total loss. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Warrants and rights are highly volatile and, therefore, more susceptible to sharp declines in value than the underlying security might be. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and
2        Invesco V.I. Equity and Income Fund

the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be adversely affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid than larger companies. If a real estate related company defaults on certain types of debt obligations held by the Fund, the Fund may acquire real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Value Investing Risk. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause a fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of value companies may underperform the securities of growth companies or the overall stock market.
Financial Markets Regulatory Risk. Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.
Active Trading Risk. Active trading of portfolio securities may result in added expenses and a lower return.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark, a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	December 31, 2020	16.61%
Worst Quarter	March 31, 2020	-20.32%
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Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	5 Years	10 Years
Series I	6/1/2010	-7.51%	5.62%	8.40%

Series II	4/30/2003	-7.71	5.35	8.12

Bloomberg U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)		-13.58	0.21	1.16

Lipper VUF Mixed-Asset Target Allocation Growth Funds Index		-16.77	3.64	6.40

Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		-7.54	6.67	10.29

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)

Portfolio Managers	Title	Length of Service on the Fund
Brian Jurkash	Portfolio Manager (co-lead)	2015

Matthew Titus, CFA	Portfolio Manager (co-lead)	2016

Chuck Burge	Portfolio Manager	2010

Sergio Marcheli	Portfolio Manager	2010 (predecessor fund 2003)*

*Predecessor fund refers to the The Universal Institutional Funds, Inc. Equity and Income Portfolio, which was reorganized into the Fund after the close of business on June 1, 2010.
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objectives are both capital appreciation and current income. The Fund’s investment objectives may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities, and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund may invest in securities of issuers of all capitalization sizes; however, under normal market conditions, it is currently expected that the Fund will invest a substantial percentage of its assets in large-capitalization issuers.
The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. A company's “market capitalization” is the value of its outstanding stock.
The Fund invests, under normal circumstances, at least 65% of its net assets in income-producing equity investments. Income-producing equity investments are dividend paying common or preferred stocks, interest paying convertible debentures or bonds, or zero coupon convertible securities (on which the Fund accrues income for tax and accounting purposes, but receives no cash).
The Fund may invest in income-producing equity instruments (subject to the 65% policy above), debt securities and warrants or rights to acquire such securities, in such proportions as economic conditions indicate would best accomplish the Fund’s objectives. It is the current operating policy of the Fund to invest in debt securities rated investment grade. Investment grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. This operating policy does not apply to convertible securities which are selected primarily on the basis of their equity characteristics.
The Fund also invests in U.S. Government obligations, including Treasury bills and notes, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
The Fund may invest up to 15% of its net assets in REITs. REITs pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs.
The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include depositary receipts. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.
The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and options.
A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying of a cash settlement amount on the settlement date. The Fund can use futures contracts to seek exposure to certain asset classes, to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated and to manage the duration of the Fund.
4        Invesco V.I. Equity and Income Fund

An option is a derivative financial instrument that reflects a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options to seek alpha (return on investments in excess of the Russell 1000® Value Index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
In selecting securities, the portfolio managers focus on a security’s potential for income with safety of principal and long-term growth of capital. The portfolio managers emphasize a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. The portfolio managers look for catalysts for change that may positively impact a company. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company.
The Fund may dispose of a security when, in the opinion of the portfolio managers, the security reaches the portfolio managers’ estimate of value or when the portfolio managers identify a more attractive investment opportunity.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share
5        Invesco V.I. Equity and Income Fund

values may fluctuate more in response to events affecting the market for those types of securities.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible securities can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. Since a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events. These convertible securities are subject to an increased risk of loss and are generally subordinate in rank to other debt obligations of the issuer. Convertible securities may be rated below investment grade and therefore considered to have more speculative characteristics and greater susceptibility to default or decline in market value than investment grade securities.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Zero Coupon or Pay-In-Kind Securities Risk. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. In addition, investors might seek to trade Fund shares based on their knowledge or understanding of the value of smaller company securities (this is sometimes referred to as “price arbitrage”), which could interfere with the efficient management of the Fund. Since small and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The relative sizes of companies may change over time as the securities market changes, and the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased due to market fluctuations.
Rights and Warrants Risk. Rights and warrants may be purchased directly or acquired as part of other securities. Warrants are options to purchase equity securities at a specific price during a specific period of time. The price of a warrant does not necessarily move parallel to, and is generally more volatile than, the price of the underlying security. Warrants may be significantly less valuable or worthless on their expiration date and may also be postponed or terminated early, resulting in a partial or total loss. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Warrants and rights are highly volatile and, therefore, more susceptible to sharp declines in value than the underlying
6        Invesco V.I. Equity and Income Fund

security might be. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs and potentially lower the Fund’s performance returns.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. The prices of stocks of issuers in a sector or group of industries may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries. Information about the Fund’s investment in a market sector or group of industries is available in its annual and semi-annual reports to shareholders and in its reports on Form N-PORT filed with the SEC.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be adversely affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies. Real estate companies, including REITs or similar structures, tend to be small- and mid-cap companies and their shares may be more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults on certain types of debt obligations held by the Fund, the Fund may acquire real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be
7        Invesco V.I. Equity and Income Fund

most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise avoid.
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Forward Foreign Currency Contracts Risk. Forward foreign currency contracts are used to lock in the U.S. dollar price of a security denominated in a foreign currency or protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. They are subject to the risk that anticipated currency movements will not be accurately predicted or do not correspond accurately to changes in the value of the fund's holdings, which could result in losses and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the currency increases. A forward foreign currency contract may also result in losses in the event of a default or bankruptcy of the counterparty.
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Futures Contracts Risk. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
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Options Risk. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying investment at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying investment at a disadvantageous price. If the Fund sells a call option on an investment that the Fund owns (a “covered call”) and the investment has increased in value when the option is exercised, the Fund will be required to sell the investment at the call price and will not be able to realize any of the investment’s value above the call price. Options may involve economic leverage, which could result in greater price volatility than other investments.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.  Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Value Investing Risk. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value investing approach could also lead to acquiring fewer securities that might experience rapid price increases during times of market advances. This could cause the investments to underperform strategies that seek capital appreciation by employing only a growth or other non-value approach. Value investing has also gone in and out of favor during past market cycles and is likely to continue to do so. During periods when value investing is out of favor or when markets are unstable, the securities of value companies may underperform the securities of growth companies or the overall stock market.
Financial Markets Regulatory Risk. Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad, changes to the monetary policy by the Federal Reserve or other regulatory actions, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit, may affect investor and consumer confidence, increase volatility in the financial markets, perhaps suddenly and to a significant degree, result in higher interest rates, and even raise concerns about the U.S. government’s credit rating and ability to service its debt. Such changes and events may adversely impact the Fund’s operations, universe of potential investment options, and return potential.
Active Trading Risk. Active trading of portfolio securities may result in high brokerage costs, which may lower the Fund’s actual return. Active trading also may increase the proportion of the Fund’s gains that are short term.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
8        Invesco V.I. Equity and Income Fund

Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser received compensation of 0.38% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
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Brian Jurkash (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2000.
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Matthew Titus, CFA (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2016. From 2004 to 2016, he was employed by American Century Investments, where he served as co-manager of the firm's relative value fund and most recently served as lead manager of such fund.
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Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2002.
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Sergio Marcheli, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Marcheli served as Portfolio Manager of the predecessor fund since 2003.
A lead or co-lead manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead or co-lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has
9        Invesco V.I. Equity and Income Fund

adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However,
10        Invesco V.I. Equity and Income Fund

the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II
11        Invesco V.I. Equity and Income Fund

shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.
12        Invesco V.I. Equity and Income Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/22	$20.69	$0.33	$(1.94)	$(1.61)	$(0.34)	$(2.60)	$(2.94)	$16.14	(7.51)%	$71,423	0.56%	0.56%	1.77%	146%
Year ended 12/31/21	17.93	0.25	3.09	3.34	(0.38)	(0.20)	(0.58)	20.69	18.65	79,349	0.55	0.55	1.24	144
Year ended 12/31/20	17.52	0.30	1.30	1.60	(0.42)	(0.77)	(1.19)	17.93	9.95	43,099	0.56	0.57	1.84	96
Year ended 12/31/19	16.12	0.36	2.82	3.18	(0.47)	(1.31)	(1.78)	17.52	20.37	50,731	0.54	0.55	2.02	150
Year ended 12/31/18	19.04	0.35	(2.00)	(1.65)	(0.43)	(0.84)	(1.27)	16.12	(9.50)	165,924	0.54	0.55	1.91	150

Series II
Year ended 12/31/22	20.55	0.28	(1.92)	(1.64)	(0.28)	(2.60)	(2.88)	16.03	(7.71)	1,026,339	0.81	0.81	1.52	146
Year ended 12/31/21	17.82	0.20	3.07	3.27	(0.34)	(0.20)	(0.54)	20.55	18.35	1,283,805	0.80	0.80	0.99	144
Year ended 12/31/20	17.42	0.26	1.28	1.54	(0.37)	(0.77)	(1.14)	17.82	9.65	1,224,382	0.81	0.82	1.59	96
Year ended 12/31/19	16.04	0.31	2.80	3.11	(0.42)	(1.31)	(1.73)	17.42	20.01	1,235,269	0.79	0.80	1.77	150
Year ended 12/31/18	18.95	0.31	(2.00)	(1.69)	(0.38)	(0.84)	(1.22)	16.04	(9.73)	1,041,911	0.79	0.80	1.66	150

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2021, the portfolio turnover calculation excludes the value of securities purchased of $22,225,472 in connection with the acquisition of Invesco V.I. Managed Volatility Fund into the Fund.

13        Invesco V.I. Equity and Income Fund

Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
◾
You invest $10,000 in the Fund and hold it for the entire 10-year period;
◾
Your investment has a 5% return before expenses each year; and
◾
The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Series I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.43%	9.06%	13.89%	18.93%	24.20%	29.70%	35.45%	41.45%	47.72%	54.26%
End of Year Balance	$10,443.00	$10,905.62	$11,388.74	$11,893.27	$12,420.14	$12,970.35	$13,544.94	$14,144.98	$14,771.60	$15,425.98
Estimated Annual Expenses	$58.26	$60.84	$63.54	$66.35	$69.29	$72.36	$75.57	$78.92	$82.41	$86.06

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.18%	8.53%	13.07%	17.80%	22.72%	27.85%	33.20%	38.76%	44.56%	50.61%
End of Year Balance	$10,418.00	$10,853.47	$11,307.15	$11,779.79	$12,272.18	$12,785.16	$13,319.58	$13,876.34	$14,456.37	$15,060.64
Estimated Annual Expenses	$83.71	$87.21	$90.86	$94.66	$98.61	$102.74	$107.03	$111.50	$116.16	$121.02

1
Your actual expenses may be higher or lower than those shown.
14        Invesco V.I. Equity and Income Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco V.I. Equity and Income Fund SEC 1940 Act file number: 811-07452

invesco.com/us	VK-VIEQI-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco V.I. EQV International Equity Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
◾
is not FDIC insured;
◾
may lose value; and
◾
is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco V.I. EQV International Equity Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.71%	0.71%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	0.20	0.20

Total Annual Fund Operating Expenses	0.91	1.16

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$93	$290	$504	$1,120

Series II shares	$118	$368	$638	$1,409

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in equity securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities (including depositary receipts) of foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stock. The Fund’s common stock investments also include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries outside of the U.S. The Fund may also invest up to 1.25 times the amount of the exposure to emerging markets countries in the MSCI ACWI ex USA® Index. Emerging market countries are those that are generally in the early stages of their industrial cycles.
The Fund invests primarily in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund invests primarily in the securities of large-capitalization issuers and may invest a significant amount of its net assets in the securities of mid-capitalization issuers.
The Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated; although the Fund has not historically used these instruments.
The Fund can use futures contracts to gain exposure to the broad market in connection with managing cash balances or to hedge against downside risk.
The portfolio managers’ strategy primarily focuses on identifying issuers that they believe have a strong “EQV” profile. The portfolio managers’ EQV investment approach focuses on Earnings, demonstrated by sustainable earnings growth; Quality, demonstrated by efficient capital allocation; and Valuation, demonstrated by attractive prices.
The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research. The fundamental research primarily focuses on identifying quality growth companies and is supported by quantitative analysis, portfolio construction and risk management. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.
The Fund’s portfolio managers may consider selling a security for several reasons, including when (1) its price changes such that they believe it has become too expensive, (2) the original investment thesis for the company is no longer valid, or (3) a more compelling investment opportunity is identified.
As part of the Fund’s investment process to implement its investment strategy in pursuit of its investment objective, the Fund’s portfolio managers may also consider both qualitative and quantitative environmental, social and governance (“ESG”) factors they believe to be material to understand an issuer’s fundamentals, assess whether any ESG factors pose a material financial risk or opportunity to the issuer and determine whether such risks are appropriately reflected in the issuer’s valuation. This analysis may involve the use of third-party research as well as proprietary research. Consideration of ESG factors is just one component of the portfolio managers' assessment of issuers eligible for investment and not necessarily determinative to an investment decision. Therefore, the Fund’s portfolio managers may still invest in securities of issuers that may be viewed as having a high ESG risk profile. The ESG factors considered by the Fund’s portfolio managers may change over time, one or more factors may not be relevant with respect to all issuers eligible for investment and ESG considerations may not be applied to each issuer or Fund investment.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
1        Invesco V.I. EQV International Equity Fund

Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
European Investment Risk. The Economic and Monetary Union (the “EMU”) of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have significant adverse effects on the economies of EU member countries. Responses to financial problems by EU countries may not produce the desired results, may limit future growth and economic recovery, or may result in social unrest or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. A number of countries in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU, such as the recent departure of the United Kingdom (known as “Brexit”), would place its currency and banking system in jeopardy. The exit by the United Kingdom or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
Asia Pacific Region Risk (including Japan). The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. Certain economies in the region may be adversely
2        Invesco V.I. EQV International Equity Fund

affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility.
The Fund’s Japanese investments may be adversely affected by protectionist trade policies, slow economic activity worldwide, dependence on exports and international trade, increasing competition from Asia’s other low-cost emerging economies, political and social instability, regional and global conflicts and natural disasters, as well as by commodity markets fluctuations related to Japan’s limited natural resource supply. The Japanese economy also faces several other concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits.
Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund. Further, health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, any difficulties of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Investments in Chinese companies may be made through a special structure known as a variable interest entity (“VIE”) that is designed to provide foreign investors, such as the Fund, with exposure to Chinese companies that operate in certain sectors in which China restricts or prohibits foreign investments. Investments in VIEs may pose additional risks because the investment is made through an intermediary shell company that has entered into service and other contracts with the underlying Chinese operating company in order to provide investors with exposure to the operating company, and therefore does not represent equity ownership in the operating company. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. The contractual arrangements between the shell company and the operating company may not be as effective in providing operational control as direct equity ownership, and a foreign investor’s (such as the Fund’s) rights may be limited, including by actions of the Chinese government which could determine that the underlying contractual arrangements are invalid. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, historically the structure has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their acceptance of the structure.
It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent loss, and in turn, adversely affect the Fund’s returns and net asset value.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Additionally, developing countries, such as those in Greater China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.
Growth Investing Risk. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Mid-Capitalization Companies Risk. Mid-capitalization companies tend to be more vulnerable to changing market conditions and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations that may be assessed as part of the investment process to implement the Fund’s investment strategy in pursuit of its investment objective may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. The Fund’s portfolio will not be solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused issuers. The incorporation of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work
3        Invesco V.I. EQV International Equity Fund

as intended. The Fund may underperform other funds that do not assess an issuer’s ESG factors or that use a different methodology to identify and/or incorporate ESG factors. Information used by the Fund to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic. There is no guarantee that the evaluation of ESG considerations will be additive to the Fund’s performance.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	June 30, 2020	17.78%
Worst Quarter	March 31, 2020	-22.09%

Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	5 Years	10 Years
Series I	5/5/1993	-18.31%	1.51%	4.41%

Series II	9/19/2001	-18.50	1.26	4.15

MSCI ACWI ex USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		-16.00	0.88	3.80

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)

Portfolio Managers	Title	Length of Service on the Fund
Clas Olsson	Portfolio Manager	1997

Brent Bates, CFA	Portfolio Manager	2013

Mark Jason, CFA	Portfolio Manager	2011

Richard Nield, CFA	Portfolio Manager	2013

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
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The Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in equity securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities (including depositary receipts) of foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stock. The Fund’s common stock investments also include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange). A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries outside of the U.S. The Fund may also invest up to 1.25 times the amount of the exposure to emerging markets countries in the MSCI ACWI ex USA® Index. Emerging markets countries are those countries that are generally in the early stages of their industrial cycles.
The Fund invests primarily in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund invests primarily in the securities of large-capitalization issuers and may invest a significant amount of its net assets in the securities of mid-capitalization issuers.
The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of market capitalizations of the largest and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. A company’s “market capitalization” is the value of its outstanding stock.
The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of market capitalizations of the largest and smallest capitalized companies included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.
The Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.
A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated; although the Fund has not historically used these instruments.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts to gain exposure to the broad market in connection with managing cash balances or to hedge against downside risk.
The portfolio managers’ strategy primarily focuses on identifying issuers that they believe have a strong “EQV” profile. The portfolio managers’ EQV investment approach focuses on Earnings, demonstrated by sustainable earnings growth; Quality, demonstrated by efficient capital allocation; and Valuation, demonstrated by attractive prices.
The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research. The fundamental research primarily focuses on identifying quality growth companies and is supported by quantitative analysis, portfolio construction and risk management. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends.
The Fund’s portfolio managers may consider selling a security for several reasons, including when (1) its price changes such that they believe it has become too expensive, (2) the original investment thesis for the company is no longer valid, or (3) a more compelling investment opportunity is identified.
As part of the Fund’s investment process to implement its investment strategy in pursuit of its investment objective, the Fund’s portfolio managers may also consider both qualitative and quantitative environmental, social and governance (“ESG”) factors they believe to be material to understand an issuer’s fundamentals, assess whether any ESG factors pose a material financial risk or opportunity to the issuer and determine whether such risks are appropriately reflected in the issuer’s valuation. This analysis may involve the use of third-party research as well as proprietary research. Consideration of ESG factors is just one component of the portfolio managers' assessment of issuers eligible for investment and not necessarily determinative to an investment decision. Therefore, the Fund’s portfolio managers may still invest in securities of issuers that may be viewed as having a high ESG risk profile. The ESG factors considered by the Fund’s portfolio managers may change over time, one or more factors may not be relevant with respect to all issuers eligible for investment and ESG considerations may not be applied to each issuer or Fund investment.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in
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Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
European Investment Risk. Europe includes both developed and emerging markets. Most countries in Western Europe, and a number of countries in Eastern Europe, are members of the EU and the EMU. The EMU, which is authorized to direct monetary policies, including policies related to money supply and interest rates for the euro, requires compliance by member states with restrictions on inflation rates, deficits, interest rates, debt levels and other tight fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have significant adverse effects on the economies of EU member countries and the EU as a whole. In recent years, the European financial markets have experienced volatility and adverse trends due to concerns about rising government debt levels of several European countries, including Greece, Spain, Ireland, Italy and Portugal. These events have adversely affected the
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exchange rate of the euro and may continue to significantly affect every country in Europe, including EU member countries that do not use the euro and non-EU member countries. Responses to the financial problems by European governments, central banks, and others, including austerity measures and reforms, may not produce the desired results, may limit future growth and economic recovery, or may result in social unrest or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.
The EU faces issues involving its membership, structure, procedures and policies. On January 31, 2020, the United Kingdom withdrew from the EU. The country’s departure, referred to as “Brexit”, sparked depreciation in the value of the British pound, short term declines in the stock markets and heightened risk of continued economic volatility worldwide. Although the long-term effects of Brexit are difficult to gauge and cannot be fully known, they could have wide ranging implications for the United Kingdom’s economy, including: possible inflation or recession, continued depreciation of the pound, or disruption to Britain’s trading arrangements with the rest of Europe. The United Kingdom is one of Europe’s largest economies; its departure from the EU also may negatively impact the EU and Europe as a whole, such as by causing volatility within the union, triggering prolonged economic downturns in certain European countries or sparking additional member states to contemplate departing the EU (thereby perpetuating political instability in the region). An exit by other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Unexpected market closures may also affect investments in emerging markets. Settlement procedures may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in value of the portfolio security, a decrease in the level of liquidity of the portfolio, or, if there is a contract to sell the security, a possible liability to the purchaser.
Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries may impose material limitations on PCAOB inspection, investigation and enforcement capabilities, which can hinder the PCAOB’s ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets. There is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards.
Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging market countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking). Certain governments may require approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change.
Emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. The governments in some emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Other risks of investing in emerging market securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, adverse economic, political or social conditions in those countries may have a significant negative impact on the Fund’s investment performance. This risk is heightened if the Fund focuses its investments in emerging market countries or developed countries prone to periods of instability. The Schedule of Investments included in the Fund's annual and semi-annual reports identifies the countries in which the Fund had invested and the level of investment, as of the date of the reports.
Asia Pacific Region Risk (including Japan). The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. Certain economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility. In addition, the risks of expropriation and/or nationalization of assets, confiscatory taxation, and armed conflict as a result of religious, ethnic, socio-economic and/or political unrest may adversely affect the value of the Fund’s Asia Pacific investments.
The Fund’s Japanese investments may be adversely affected by protectionist trade policies, slow economic activity worldwide, dependence on exports and international trade, increasing competition from Asia’s other low-cost emerging economies, political and social instability, regional and global conflicts and natural disasters, as well as by commodity markets fluctuations related to Japan’s limited natural resource supply. The Japanese economy also faces several other concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits.
Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland
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China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. For example, changes to their political and economic relationships with mainland China could adversely impact the Fund’s investments in Taiwan and Hong Kong. Further, health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, any difficulties of the PCAOB to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Investments in Chinese companies may be made through a special structure known as a variable interest entity (“VIE”) that is designed to provide foreign investors, such as the Fund, with exposure to Chinese companies that operate in certain sectors in which China restricts or prohibits foreign investments. Investments in VIEs may pose additional risks because the investment is made through an intermediary shell company that has entered into service and other contracts with the underlying Chinese operating company in order to provide investors with exposure to the operating company, and therefore does not represent equity ownership in the operating company. As a result, such investment may limit the rights of an investor with respect to the underlying Chinese operating company. VIEs allow foreign shareholders to exert a degree of control and obtain economic benefits arising from the operating company without formal legal ownership. However, the contractual arrangements between the shell company and the operating company may not be as effective in providing operational control as direct equity ownership, and a foreign investor’s rights may be limited by, for example, actions of the Chinese government which could determine that the underlying contractual arrangements on which control of the VIE is based are invalid. The contractual arrangement on which the VIE structure is based would likely be subject to Chinese law and jurisdiction, which could raise questions about how recourse is sought. Investments through VIEs may be affected by conflicts of interest and duties between the legal owners of the VIE and the stockholders of the listed holding company, which could adversely impact the value of investments. Historically, VIEs have not been formally recognized under Chinese law. Recently, the Chinese government provided new guidance to and placed restrictions on China-based companies raising capital offshore, including through VIEs, and investors face uncertainty about future actions by the Chinese government that could significantly affect the operating company’s financial performance and the enforceability of the contractual arrangements underlying the VIE structure.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs or other trade barriers (or the threat thereof), or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The ongoing trade dispute and imposition of tariffs between China and the United States continues to introduce uncertainty into the Chinese economy and may result in reductions in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.
Additionally, developing countries, such as those in Greater China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Chinese taxes that may apply to the Fund’s investments include income tax or withholding tax on dividends, interest or gains earned by the Fund, business tax and stamp duty. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.
Growth Investing Risk. Growth companies are companies whose earnings and stock prices are expected to grow at a faster rate than the overall market. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies can be new or established companies that may be entering a growth cycle in their business and therefore may experience greater stock price fluctuations and risks of loss than larger, more established companies. Their anticipated growth may come from developing new products or services or from expanding into new or growing markets. Growth companies may be applying new technologies, new or improved distribution methods or new business models that could enable them to capture an important or dominant market position. They may have a special area of expertise or the ability to take advantage of changes in demographic or other factors in a more profitable way. Newer growth companies generally tend to invest a large part of their earnings in research, development or capital assets. Although newer growth companies may not pay any dividends for some time, their stocks may be valued because of their potential for price increases. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Securities of mid-capitalization companies tend to be more vulnerable to changing market conditions and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market.
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Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. The prices of stocks of issuers in a sector or group of industries may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries. Information about the Fund’s investment in a market sector or group of industries is available in its annual and semi-annual reports to shareholders and in its reports on Form N-PORT filed with the SEC.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations that may be assessed as part of the investment process to implement the Fund’s investment strategy in pursuit of its investment objective may vary across types of investments and issuers eligible for investment, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. The Fund’s portfolio will not be solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused issuers. The incorporation of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. The Fund may underperform other funds that do not assess an issuer’s ESG factors as part of the investment process or that use a different methodology to identify and/or incorporate ESG factors. As investors can differ in their views regarding ESG factors, the Fund may invest in issuers that do not reflect the views with respect to ESG of any particular investor. Information used by the Fund to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic, which could negatively impact the Fund’s ability to accurately assess a company, which could negatively impact the Fund’s performance. There is no guarantee that the evaluation of ESG considerations will be additive to the Fund’s performance.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise avoid.
◾
Forward Foreign Currency Contracts Risk. Forward foreign currency contracts are used to lock in the U.S. dollar price of a security denominated in a foreign currency or protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. They are subject to the risk that anticipated currency movements will not be accurately predicted or do not correspond accurately to changes in the value of the fund's holdings, which could result in losses and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the currency increases. A forward foreign currency contract may also result in losses in the event of a default or bankruptcy of the counterparty.
◾
Futures Contracts Risk. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
◾
Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.  Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended
9        Invesco V.I. EQV International Equity Fund

benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser received compensation of 0.71% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
◾
Clas Olsson, Portfolio Manager, who has been responsible for the Fund since 1997 and has been associated with Invesco and/or its affiliates since 1994.
◾
Brent Bates, CFA, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 1996.
◾
Mark Jason, CFA, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2001.
◾
Richard Nield, CFA, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2000.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if
10        Invesco V.I. EQV International Equity Fund

such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry
11        Invesco V.I. EQV International Equity Fund

segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners
12        Invesco V.I. EQV International Equity Fund

should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.
13        Invesco V.I. EQV International Equity Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/22	$41.41	$0.36	$(8.39)	$(8.03)	$(0.60)	$(3.84)	$(4.44)	$28.94	(18.31)%	$370,151	0.91%	0.91%	1.06%	45%
Year ended 12/31/21	42.52	0.27	2.22	2.49	(0.57)	(3.03)	(3.60)	41.41	5.89	475,732	0.89	0.89	0.60	34
Year ended 12/31/20	39.05	0.24	5.04	5.28	(0.92)	(0.89)	(1.81)	42.52	14.02	468,726	0.91	0.91	0.65	52
Year ended 12/31/19	32.98	0.58	8.60	9.18	(0.62)	(2.49)	(3.11)	39.05	28.54	466,401	0.89	0.89	1.54	31
Year ended 12/31/18	39.89	0.66	(6.51)	(5.85)	(0.79)	(0.27)	(1.06)	32.98	(14.97)	414,774	0.92	0.93	1.74	35

Series II
Year ended 12/31/22	40.72	0.27	(8.24)	(7.97)	(0.49)	(3.84)	(4.33)	28.42	(18.50)	703,011	1.16	1.16	0.81	45
Year ended 12/31/21	41.88	0.15	2.19	2.34	(0.47)	(3.03)	(3.50)	40.72	5.61	929,768	1.14	1.14	0.35	34
Year ended 12/31/20	38.48	0.15	4.95	5.10	(0.81)	(0.89)	(1.70)	41.88	13.74	973,322	1.16	1.16	0.40	52
Year ended 12/31/19	32.52	0.48	8.47	8.95	(0.50)	(2.49)	(2.99)	38.48	28.20	1,005,632	1.14	1.14	1.29	31
Year ended 12/31/18	39.33	0.56	(6.42)	(5.86)	(0.68)	(0.27)	(0.95)	32.52	(15.18)	862,729	1.17	1.18	1.49	35

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
14        Invesco V.I. EQV International Equity Fund

Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
◾
You invest $10,000 in the Fund and hold it for the entire 10-year period;
◾
Your investment has a 5% return before expenses each year; and
◾
The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Series I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.09%	8.35%	12.78%	17.39%	22.19%	27.19%	32.39%	37.81%	43.44%	49.31%
End of Year Balance	$10,409.00	$10,834.73	$11,277.87	$11,739.13	$12,219.26	$12,719.03	$13,239.24	$13,780.73	$14,344.36	$14,931.04
Estimated Annual Expenses	$92.86	$96.66	$100.61	$104.73	$109.01	$113.47	$118.11	$122.94	$127.97	$133.20

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.84%	7.83%	11.97%	16.27%	20.73%	25.37%	30.18%	35.18%	40.37%	45.76%
End of Year Balance	$10,384.00	$10,782.75	$11,196.80	$11,626.76	$12,073.23	$12,536.84	$13,018.25	$13,518.16	$14,037.25	$14,576.28
Estimated Annual Expenses	$118.23	$122.77	$127.48	$132.38	$137.46	$142.74	$148.22	$153.91	$159.82	$165.96

1
Your actual expenses may be higher or lower than those shown.
15        Invesco V.I. EQV International Equity Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco V.I. EQV International Equity Fund SEC 1940 Act file number: 811-07452

invesco.com/us	VIIGR-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco V.I. Global Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
◾
is not FDIC insured;
◾
may lose value; and
◾
is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco V.I. Global Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.63%	0.63%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	0.18	0.18

Total Annual Fund Operating Expenses	0.81	1.06

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$83	$259	$450	$1,002

Series II shares	$108	$337	$585	$1,294

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests mainly in common stock of U.S. and foreign companies. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. However, the Fund currently emphasizes its investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in mid- and large-cap companies.
The Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries.
In addition to common stocks, the Fund can invest in preferred stocks. The Fund may purchase American Depositary Shares (ADS) as part of American Depositary Receipt (ADR) issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange.
The portfolio manager primarily looks for quality companies, regardless of domicile, that have sustainable growth. This investment approach combines a thematic approach to idea generation with bottom-up, fundamental company analysis. The portfolio manager seeks to identify secular changes in the world and looks for pockets of durable change that he believes will drive global growth for the next decade. These large scale structural themes are referred to collectively as MANTRA®: Mass Affluence, New Technology, Restructuring, and Aging. The portfolio manager does not target a fixed allocation with regard to any particular theme, and may choose to focus on various sub-themes within each theme. Within each sub-theme, the portfolio manager employs fundamental company analysis to select investments for the Fund’s portfolio. The economic characteristics sought include a combination of high return on invested capital, good cash flow characteristics, high barriers to entry, dominant market share, a strong competitive position, talented management, and balance sheet strength that the portfolio manager believes will enable the company to fund its own growth. These criteria may vary. The portfolio manager also considers how industry dynamics, market trends and general economic conditions may affect a company’s earnings outlook.
The portfolio manager has a long-term investment horizon of typically three to five years. The portfolio manager also has a contrarian buy discipline; he buys high quality companies that fit the investment criteria when valuations underestimate long-term earnings potential. For example, a company’s stock price may dislocate from its fundamental outlook due to a short-term earnings glitch or negative, short-term market sentiment, which can give rise to an investment opportunity. The portfolio manager monitors individual issuers for changes in earnings potential or other effects of changing market conditions that may trigger a decision to sell a security, but do not require a decision to do so.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have
1        Invesco V.I. Global Fund

unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
European Investment Risk. The Economic and Monetary Union (the “EMU”) of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have significant adverse effects on the economies of EU member countries. Responses to financial problems by EU countries may not produce the desired results, may limit future growth and economic recovery, or may result in social unrest or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. A number of countries in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU, such as the recent departure of the United Kingdom (known as “Brexit”), would place its currency and banking system in jeopardy. The exit by the United Kingdom or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.
Japan Investment Risk. The Fund may invest a significant portion of its total assets in securities of issuers from Japan. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. The Japanese economy has experienced the effects of the global economic slowdown similar to the United States and Europe, and downturns in the economies of Japan’s key trading partners, such as the United States, China and/or countries in Southeast Asia, could also have a negative impact on the Japanese economy as a whole. The Japanese economy also faces several other concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. These issues may cause a continued slowdown of the Japanese economy.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Issuer Focus Risk. Although the Fund is classified as a diversified fund, it may focus its investments in a relatively small number of issuers. The greater the Fund's exposure to any single investment or issuer, the greater the losses the Fund may experience upon any single economic, market, business, political, regulatory, or other occurrence. As a result, there may be more fluctuation in the price of the Fund's shares.
2        Invesco V.I. Global Fund

Growth Investing Risk. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Global Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Non-Service Shares and Service Shares of the predecessor fund, and are not offered by the Fund. The Non-Service Shares of the predecessor fund were reorganized into Series I shares of the Fund and the Service Shares of the predecessor fund were reorganized into the Series II shares of the Fund after the close of business on May 24, 2019. Series I shares’ and Series II shares’ returns of the Fund will be different from the Non-Service Shares’ and the Service Shares’ returns of the predecessor fund as they have different expenses.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	June 30, 2020	25.65%
Worst Quarter	March 31, 2020	-21.86%

Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	5 Years	10 Years
Series I	11/12/1990	-31.77%	2.85%	7.86%

Series II	7/13/2000	-31.94	2.59	7.59

MSCI ACWl Growth Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		-28.61	6.37	9.20

MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		-18.36	5.23	7.98

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Manager	Title	Length of Service on the Fund
John Delano, CFA	Portfolio Manager	2019 (predecessor fund 2017)

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
3        Invesco V.I. Global Fund

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is to seek capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests mainly in common stock of U.S. and foreign companies. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. However, the Fund currently emphasizes its investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in mid- and large-cap companies.
The Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries.
In addition to common stocks, the Fund can invest in preferred stocks. The Fund may purchase American Depositary Shares (ADS) as part of American Depositary Receipt (ADR) issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange. ADS and ADRs are subject to some of the special considerations and risks that apply to foreign securities traded and held abroad.
The portfolio manager primarily looks for quality companies, regardless of domicile, that have sustainable growth. This investment approach combines a thematic approach to idea generation with bottom-up, fundamental company analysis. The portfolio manager seeks to identify secular changes in the world and looks for pockets of durable change that he believes will drive global growth for the next decade. These large scale structural themes are referred to collectively as MANTRA®: Mass Affluence, New Technology, Restructuring, and Aging. The portfolio manager does not target a fixed allocation with regard to any particular theme, and may choose to focus on various sub-themes within each theme. Within each sub-theme, the portfolio manager employs fundamental company analysis to select investments for the Fund’s portfolio. The economic characteristics sought include a combination of high return on invested capital, good cashflow characteristics, high barriers to entry, dominant market share, a strong competitive position, talented management, and balance sheet strength that the portfolio manager believes will enable the company to fund its own growth. These criteria may vary. The portfolio manager also considers how industry dynamics, market trends and general economic conditions may affect a company’s earnings outlook.
The portfolio manager has a long-term investment horizon of typically three to five years. The portfolio manager also has a contrarian buy discipline; he buys high quality companies that fit the investment criteria when valuations underestimate long-term earnings potential. For example, a company’s stock price may dislocate from its fundamental outlook due to a short-term earnings glitch or negative, short-term market sentiment, which can give rise to an investment opportunity. The portfolio manager monitors individual issuers for changes in earnings potential or other effects of changing market conditions that may trigger a decision to sell a security, but do not require a decision to do so.
The Fund can invest in derivative instruments. The Fund may use derivatives to seek to increase its investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio manager may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio manager does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on
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global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
European Investment Risk. Europe includes both developed and emerging markets. Most countries in Western Europe, and a number of countries in Eastern Europe, are members of the EU and the EMU. The EMU, which is authorized to direct monetary policies, including policies related to money supply and interest rates for the euro, requires compliance by member states with restrictions on inflation rates, deficits, interest rates, debt levels and other tight fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have significant adverse effects on the economies of EU member countries and the EU as a whole. In recent years, the European financial markets have experienced volatility and adverse trends due to concerns about rising government debt levels of several European countries, including Greece, Spain, Ireland, Italy and Portugal. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including EU member countries that do not use the euro and non-EU member countries. Responses to the financial problems by European governments, central banks, and others, including austerity measures and reforms, may not produce the desired results, may limit future growth and economic recovery, or may result in social unrest or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.
The EU faces issues involving its membership, structure, procedures and policies. On January 31, 2020, the United Kingdom withdrew from the EU. The country’s departure, referred to as “Brexit”, sparked depreciation in the value of the British pound, short term declines in the stock markets and heightened risk of continued economic volatility worldwide. Although the long-term effects of Brexit are difficult to gauge and cannot be fully known, they could have wide ranging implications for the United Kingdom’s economy, including: possible inflation or recession, continued depreciation of the pound, or disruption to Britain’s trading arrangements with the rest of Europe. The United Kingdom is one of Europe’s largest economies; its departure from the EU also may negatively impact the EU and Europe as a whole, such as by causing volatility within the union, triggering prolonged economic downturns in certain European countries or sparking additional member states to contemplate departing the EU (thereby perpetuating political instability in the region). An exit by other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.
Japan Investment Risk. Japan may be subject to political, economic, nuclear, labor, natural disaster, and regional and global conflict risks, among
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others. Any of these risks, individually or in the aggregate, can impact an investment made in Japan. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. The Japanese economy has experienced the effects of the global economic slowdown similar to the United States and Europe, and downturns in the economies of Japan’s key trading partners, such as the United States, China and/or countries in Southeast Asia, could also have a negative impact on the Japanese economy as a whole. Japan has a limited supply of natural resources, and is heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the Japanese economy.
The Japanese economy faces additional concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. These issues may cause a continued slowdown of the Japanese economy. The nuclear power plant catastrophe in Japan in March 2011 may have long-term effects on the Japanese economy and its nuclear energy industry.
Moreover, Japan has an aging workforce and has experienced a significant population decline in recent years. Japan’s labor market appears to be undergoing fundamental structural changes as a result, which may adversely affect its economic competitiveness in the world marketplace.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Unexpected market closures may also affect investments in emerging markets. Settlement procedures may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in value of the portfolio security, a decrease in the level of liquidity of the portfolio, or, if there is a contract to sell the security, a possible liability to the purchaser.
Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries may impose material limitations on Public Company Accounting Oversight Board (PCAOB) inspection, investigation and enforcement capabilities, which can hinder the PCAOB’s ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets. There is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards.
Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging market countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking). Certain governments may require approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change.
Emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. The governments in some emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Other risks of investing in emerging market securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, adverse economic, political or social conditions in those countries may have a significant negative impact on the Fund’s investment performance. This risk is heightened if the Fund focuses its investments in emerging market countries or developed countries prone to periods of instability. The Schedule of Investments included in the Fund's annual and semi-annual reports identifies the countries in which the Fund had invested and the level of investment, as of the date of the reports.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. The prices of stocks of issuers in a sector or group of industries may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
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Technology Sector Risk. Technology companies are subject to intense competition and their products are at risk of rapid obsolescence, which make the prices of securities issued by these companies particularly volatile.  Product obsolescence can result from rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Factors that may also significantly affect the market value of securities of issuers in the technology sector include the failure to obtain, or delays in obtaining, financing or regulatory approvals, product incompatibility, changing consumer preferences, increased government scrutiny, high required corporate
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capital expenditure for research and development or infrastructure and development of new products.  Technology companies are also heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect the company's profitability.
Issuer Focus Risk. Although the Fund is classified as a diversified fund, it may focus its investments in a relatively small number of issuers. The greater the Fund's exposure to any single investment or issuer, the greater the losses the Fund may experience upon any single economic, market, business, political, regulatory, or other occurrence. As a result, there may be more fluctuation in the price of the Fund's shares.
Growth Investing Risk. Growth companies are companies whose earnings and stock prices are expected to grow at a faster rate than the overall market. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies can be new or established companies that may be entering a growth cycle in their business and therefore may experience greater stock price fluctuations and risks of loss than larger, more established companies. Their anticipated growth may come from developing new products or services or from expanding into new or growing markets. Growth companies may be applying new technologies, new or improved distribution methods or new business models that could enable them to capture an important or dominant market position. They may have a special area of expertise or the ability to take advantage of changes in demographic or other factors in a more profitable way. Newer growth companies generally tend to invest a large part of their earnings in research, development or capital assets. Although newer growth companies may not pay any dividends for some time, their stocks may be valued because of their potential for price increases. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. In addition, investors might seek to trade Fund shares based on their knowledge or understanding of the value of smaller company securities (this is sometimes referred to as “price arbitrage”), which could interfere with the efficient management of the Fund. Since small and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The relative sizes of companies may change over time as the securities market changes, and the
Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased due to market fluctuations.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value
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in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise avoid.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.  Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser received compensation of 0.61% of the Fund’s average daily net assets, after fee waiver and/or expense reimbursement, if any. The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Manager
The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:
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John Delano, CFA, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Delano managed the predecessor fund since 2017 and was associated with OppenheimerFunds, a global asset management firm, since 2007.
More information on the portfolio manager may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as
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allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco
Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
9        Invesco V.I. Global Fund

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
10        Invesco V.I. Global Fund

Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company
11        Invesco V.I. Global Fund

in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.
12        Invesco V.I. Global Fund

Financial Highlights
The financial highlights information presented for the Fund includes the financial history of the predecessor fund, which was reorganized into the Fund after the close of business on May 24, 2019. The financial highlights show the Fund’s and predecessor fund’s financial history for the past five fiscal years or, if shorter, the applicable period of operations since the inception of the Fund or predecessor fund or class of Fund or predecessor fund shares. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund or predecessor fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended after May 24, 2019 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The information for fiscal years ended prior to May 24, 2019 has been audited by the predecessor fund’s auditor.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income (loss) to average net assets	Portfolio turnover (d)
Series I
Year ended 12/31/22	$57.22	$0.11	$(18.77)	$(18.66)	$—	$(7.46)	$(7.46)	$31.10	(31.77)%	$925,742	0.79%	0.81%	0.27%	15%
Year ended 12/31/21	52.12	(0.13)	8.23	8.10	—	(3.00)	(3.00)	57.22	15.49	1,484,706	0.77	0.78	(0.23)	7
Year ended 12/31/20	42.55	(0.01)	11.51	11.50	(0.31)	(1.62)	(1.93)	52.12	27.64	1,438,773	0.77	0.81	(0.01)	13
Year ended 12/31/19	38.00	0.29	11.03	11.32	(0.40)	(6.37)	(6.77)	42.55	31.79	1,334,573	0.77	0.80	0.70	23
Year ended 12/31/18	47.42	0.37	(5.99)	(5.62)	(0.47)	(3.33)	(3.80)	38.00	(13.18)	1,160,317	0.78	0.78	0.81	16

Series II
Year ended 12/31/22	56.18	0.00	(18.42)	(18.42)	—	(7.46)	(7.46)	30.30	(31.94)	753,082	1.04	1.06	0.02	15
Year ended 12/31/21	51.36	(0.27)	8.09	7.82	—	(3.00)	(3.00)	56.18	15.17	1,257,943	1.02	1.03	(0.48)	7
Year ended 12/31/20	41.95	(0.11)	11.34	11.23	(0.20)	(1.62)	(1.82)	51.36	27.34	1,322,794	1.02	1.06	(0.26)	13
Year ended 12/31/19	37.53	0.18	10.89	11.07	(0.28)	(6.37)	(6.65)	41.95	31.45	1,187,107	1.02	1.04	0.45	23
Year ended 12/31/18	46.88	0.26	(5.92)	(5.66)	(0.36)	(3.33)	(3.69)	37.53	(13.39)	911,848	1.03	1.03	0.56	16

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019 and 2018, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
13        Invesco V.I. Global Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco V.I. Global Fund SEC 1940 Act file number: 811-07452

invesco.com/us	O-VIGLBL-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco V.I. Global Core Equity Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
◾
is not FDIC insured;
◾
may lose value; and
◾
is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco V.I. Global Core Equity Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.67%	0.67%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	0.30	0.30

Acquired Fund Fees and Expenses	0.01	0.01

Total Annual Fund Operating Expenses	0.98	1.23

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$100	$312	$542	$1,201

Series II shares	$125	$390	$676	$1,489

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments, including depositary receipts, that have economic characteristics similar to such securities.
The principal types of equity securities in which the Fund invests are common and preferred stock. The Fund’s common stock investments may also include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries, including the U.S., and at least 40%, unless market conditions are not deemed favorable, in which case at least 30%, of the Fund’s net assets will provide exposure to investments that are economically tied to countries other than the U.S. The Fund may invest up to 20% of its net assets in securities of issuers located in emerging market countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund can invest in derivative instruments, including forward foreign currency contracts and options.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use options to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund may invest in the securities of issuers of all capitalization sizes, and a substantial number of the issuers in which the Fund invests are large-capitalization issuers.
In selecting investments for the Fund, the portfolio manager applies a rigorous bottom-up fundamental investment approach to analyze the quality and value of individual companies. There is no attempt to mirror the composition of the Fund’s benchmark index.
The portfolio manager looks for companies that (i) possess sustainable competitive advantages that provide opportunities for long-term growth; (ii) have management teams that are strong capital allocators and efficient operators; and (iii) are believed to be attractively priced in relation to their intrinsic value.
As part of a comprehensive assessment of a company’s intrinsic value, the portfolio management team uses a variety of valuation methods and will typically review a company’s financial information, competitive position and its future prospects. The team may also meet with the company’s management and take into account general industry and economic trends. The team will then compare the intrinsic value that it has placed on the company against its current market price and will consider investing where the market price is sufficiently lower than the determined intrinsic value.
The portfolio management team will typically sell a security under the following conditions: (a) where the price of the security increases to a level that it considers to be at or near its intrinsic value, (b) where there are more attractive opportunities, or (c) where the original investment thesis for a company is no longer valid.
As part of the Fund’s investment process to implement its investment strategy in pursuit of its investment objective, the Fund’s portfolio manager may also consider both qualitative and quantitative environmental, social and governance (“ESG”) factors they believe to be material to understand an issuer’s fundamentals, assess whether any ESG factors pose a material financial risk or opportunity to the issuer and determine whether such risks are appropriately reflected in the issuer’s valuation. This analysis may involve the use of third-party research as well as proprietary research. Consideration of ESG factors is just one component of the portfolio manager's assessment of issuers eligible for investment and not necessarily determinative to an investment decision. Therefore, the Fund’s portfolio manager may still invest in securities of issuers that may be viewed as having a high ESG risk profile. The ESG factors considered by the Fund’s portfolio manager may change over time, one or more factors may not be relevant with respect to all issuers eligible for investment and ESG considerations may not be applied to each issuer or Fund investment.
1        Invesco V.I. Global Core Equity Fund

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
The Fund's investments in China A-shares are subject to trading restrictions, quota limitations and clearing and settlement risks.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
European Investment Risk. The Economic and Monetary Union (the “EMU”) of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have significant adverse effects on the economies of EU member countries. Responses to financial problems by EU countries may not produce the desired results, may limit future growth and economic recovery, or may result in social unrest or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. A number of countries in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU, such as the recent departure of the United Kingdom (known as “Brexit”), would place its currency and banking system in jeopardy. The exit by the United Kingdom or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings
2        Invesco V.I. Global Core Equity Fund

expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Value Investing Risk. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause a fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of value companies may underperform the securities of growth companies or the overall stock market.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations that may be assessed as part of the investment process to implement the Fund’s investment strategy in pursuit of its investment objective may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. The Fund’s portfolio will not be solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused issuers. The incorporation of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. The Fund may underperform other funds that do not assess an issuer’s ESG factors or that use a different methodology to identify and/or incorporate ESG factors. Information used by the Fund to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic. There is no guarantee that the evaluation of ESG considerations will be additive to the Fund’s performance.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based/style-specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

3        Invesco V.I. Global Core Equity Fund

Series I	Period Ended	Returns
Best Quarter	June 30, 2020	21.30%
Worst Quarter	March 31, 2020	-25.10%

Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	5 Years	10 Years
Series I	1/2/1997	-21.88%	1.69%	5.67%

Series II	6/1/2010	-22.16	1.42	5.41

MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		-18.14	6.14	8.85

Lipper VUF Global Multi-Cap Value Funds Classification Average		-7.47	2.80	5.61

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Investment Sub-Adviser: Invesco Canada Ltd.

Portfolio Manager	Title	Length of Service on the Fund
Michael Hatcher, CFA	Portfolio Manager	2020

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments, including depositary receipts, that have economic characteristics similar to such securities.
The principal types of equity securities in which the Fund invests are common and preferred stock. The Fund’s common stock investments may also include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange). A depositary receipt is generally issued by a bank or other financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries, including the U.S., and at least 40%, unless market conditions are not deemed favorable, in which case at least 30%, of the Fund’s net assets will provide exposure to investments that are economically tied to countries other than the U.S. The Fund may invest up to 20% of its net assets in securities of issuers located in emerging market countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund can invest in derivative instruments, including forward foreign currency contracts and options.
A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
An option is a derivative financial instrument that reflects a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund may invest in the securities of issuers of all capitalization sizes, and a substantial number of the issuers in which the Fund invests are large-capitalization issuers. The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of market capitalizations of the largest and smallest capitalized issuers included in the MSCI World Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. An issuer's “market capitalization” is the value of its outstanding stock.
In selecting investments for the Fund, the portfolio manager applies a rigorous bottom-up fundamental investment approach to analyze the quality and value of individual companies. There is no attempt to mirror the composition of the Fund’s benchmark index.
The portfolio manager looks for companies that (i) possess sustainable competitive advantages that provide opportunities for long-term growth; (ii) have management teams that are strong capital allocators and efficient operators; and (iii) are believed to be attractively priced in relation to their intrinsic value.
As part of a comprehensive assessment of a company’s intrinsic value, the portfolio management team uses a variety of valuation methods and will typically review a company’s financial information, competitive position and its future prospects. The team may also meet with the company’s management and take into account general industry and economic trends. The team will then compare the intrinsic value that it has placed on the company against its current market price and will consider investing where the market price is sufficiently lower than the determined intrinsic value.
The portfolio management team will typically sell a security under the following conditions: (a) where the price of the security increases to a level that it considers to be at or near its intrinsic value, (b) where there are more attractive opportunities, or (c) where the original investment thesis for a company is no longer valid.
As part of the Fund’s investment process to implement its investment strategy in pursuit of its investment objective, the Fund’s portfolio manager may also consider both qualitative and quantitative environmental, social and governance (“ESG”) factors they believe to be material to understand an
4        Invesco V.I. Global Core Equity Fund

issuer’s fundamentals, assess whether any ESG factors pose a material financial risk or opportunity to the issuer and determine whether such risks are appropriately reflected in the issuer’s valuation. This analysis may involve the use of third-party research as well as proprietary research. Consideration of ESG factors is just one component of the portfolio manager's assessment of issuers eligible for investment and not necessarily determinative to an investment decision. Therefore, the Fund’s portfolio manager may still invest in securities of issuers that may be viewed as having a high ESG risk profile. The ESG factors considered by the Fund’s portfolio manager may change over time, one or more factors may not be relevant with respect to all issuers eligible for investment and ESG considerations may not be applied to each issuer or Fund investment.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio manager may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio manager does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
◾
COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than
5        Invesco V.I. Global Core Equity Fund

U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Unexpected market closures may also affect investments in emerging markets. Settlement procedures may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in value of the portfolio security, a decrease in the level of liquidity of the portfolio, or, if there is a contract to sell the security, a possible liability to the purchaser.
Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries may impose material limitations on Public Company Accounting Oversight Board (PCAOB) inspection, investigation and enforcement capabilities, which can hinder the PCAOB’s ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets. There is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards.
Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging market countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking). Certain governments may require approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change.
Emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. The governments in some emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Other risks of investing in emerging market securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
The Fund's investments in China A-shares are subject to trading restrictions, quota limitations and clearing and settlement risks.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, adverse economic, political or social conditions in those countries may have a significant negative impact on the Fund’s investment performance. This risk is heightened if the Fund focuses its investments in emerging market countries or developed countries prone to periods of instability. The Schedule of Investments included in the Fund's annual and semi-annual reports identifies the countries in which the Fund had invested and the level of investment, as of the date of the reports.
European Investment Risk. Europe includes both developed and emerging markets. Most countries in Western Europe, and a number of countries in Eastern Europe, are members of the EU and the EMU. The EMU, which is authorized to direct monetary policies, including policies related to money supply and interest rates for the euro, requires compliance by member states with restrictions on inflation rates, deficits, interest rates, debt levels and other tight fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have significant adverse effects on the economies of EU member countries and the EU as a whole. In recent years, the European financial markets have experienced volatility and adverse trends due to concerns about rising government debt levels of several European countries, including Greece, Spain, Ireland, Italy and Portugal. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including EU member countries that do not use the euro and non-EU member countries. Responses to the financial problems by European governments, central banks, and others, including austerity measures and reforms, may not produce the desired results, may limit future growth and economic recovery, or may result in social unrest or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. The markets in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments.
The EU faces issues involving its membership, structure, procedures and policies. On January 31, 2020, the United Kingdom withdrew from the EU. The country’s departure, referred to as “Brexit”, sparked depreciation in the value of the British pound, short term declines in the stock markets and heightened risk of continued economic volatility worldwide. Although the long-term effects of Brexit are difficult to gauge and cannot be fully known, they could have wide ranging implications for the United Kingdom’s economy, including: possible inflation or recession, continued depreciation of the pound, or disruption to Britain’s trading arrangements with the rest of
6        Invesco V.I. Global Core Equity Fund

Europe. The United Kingdom is one of Europe’s largest economies; its departure from the EU also may negatively impact the EU and Europe as a whole, such as by causing volatility within the union, triggering prolonged economic downturns in certain European countries or sparking additional member states to contemplate departing the EU (thereby perpetuating political instability in the region). An exit by other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. In addition, investors might seek to trade Fund shares based on their knowledge or understanding of the value of smaller company securities (this is sometimes referred to as “price arbitrage”), which could interfere with the efficient management of the Fund. Since small and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The relative sizes of companies may change over time as the securities market changes, and the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased due to market fluctuations.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. The prices of stocks of issuers in a sector or group of industries may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. In this event, the
Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
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Information Technology Sector Risk. Information technology companies are subject to intense competition and their products are at risk of rapid obsolescence, which make the prices of securities issued by these companies particularly volatile.  Product obsolescence can result from rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Factors that may also significantly affect the market value of securities of issuers in the information technology sector include the failure to obtain, or delays in obtaining, financing or regulatory approvals, product incompatibility, changing consumer preferences, increased government scrutiny, high required corporate capital expenditure for research and development or infrastructure and development of new products.  Information technology companies are also heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect the company's profitability.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional
7        Invesco V.I. Global Core Equity Fund

investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise avoid.
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Forward Foreign Currency Contracts Risk. Forward foreign currency contracts are used to lock in the U.S. dollar price of a security denominated in a foreign currency or protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. They are subject to the risk that anticipated currency movements will not be accurately predicted or do not correspond accurately to changes in the value of the fund's holdings, which could result in losses and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the currency increases. A forward foreign currency contract may also result in losses in the event of a default or bankruptcy of the counterparty.
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Options Risk. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying investment at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying investment at a disadvantageous price. If the Fund sells a call option on an investment that the Fund owns (a “covered call”) and the investment has increased in value when the option is exercised, the Fund will be required to sell the investment at the call price and will not be able to realize any of the investment’s value above the call price. Options may involve economic leverage, which could result in greater price volatility than other investments.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.  Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Value Investing Risk. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value investing approach could also lead to acquiring fewer securities that might experience rapid price increases during times of market advances. This could cause the investments to underperform strategies that seek capital appreciation by employing only a growth or other non-value approach. Value investing has also gone in and out of favor during past market cycles and is likely to continue to do so. During periods when value investing is out of favor or when markets are unstable, the securities of value companies may underperform the securities of growth companies or the overall stock market.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations that may be assessed as part of the investment process to implement the Fund’s investment strategy in pursuit of its investment objective may vary across types of investments and issuers eligible for investment, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. The Fund’s portfolio will not be solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused issuers. The incorporation of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. The Fund may underperform other funds that do not assess an issuer’s ESG factors as part of the investment process or that use a different methodology to identify and/or incorporate ESG factors. As investors can differ in their views regarding ESG factors, the Fund may invest in issuers that do not reflect the views with respect to ESG of any particular investor. Information used by the Fund to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic, which could negatively impact the Fund’s ability to apply its methodology, which could negatively impact the Fund’s performance. There is no guarantee that the evaluation of ESG considerations will be additive to the Fund’s performance.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco Canada Ltd. (Invesco Canada) serves as the Fund’s investment sub-adviser. Invesco Canada, an affiliate of the Adviser, is located at 120 Bloor Street East, Suite 700, Toronto, Ontario M4W 1B7, Canada. Invesco Canada is a leading Canadian investment management company. Invesco Canada has been managing assets since 1981. Invesco Canada is a manager of retail mutual funds, pooled funds, exchange-traded funds and separately managed accounts, with a diverse range of retail and institutional clients. Invesco Canada provides portfolio management services to the Fund.
In addition, Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the
8        Invesco V.I. Global Core Equity Fund

Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser received compensation of 0.67% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
Invesco, not the Fund, pays sub-advisory fees, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Manager
Investment management decisions for the Fund are made by the investment management team at Invesco Canada.
The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:
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Michael Hatcher, CFA, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco Canada and/or its affiliates since 2009.
More information on the portfolio manager may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable
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product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
10        Invesco V.I. Global Core Equity Fund

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to
11        Invesco V.I. Global Core Equity Fund

promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.
12        Invesco V.I. Global Core Equity Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/22	$11.13	$0.05	$(2.52)	$(2.47)	$(0.04)	$(0.62)	$(0.66)	$8.00	(21.88)%	$48,080	0.97%	0.97%	0.55%	13%
Year ended 12/31/21	11.49	0.04	1.81	1.85	(0.12)	(2.09)	(2.21)	11.13	15.97	65,044	0.96	0.96	0.31	27
Year ended 12/31/20	10.28	0.11	1.24	1.35	(0.14)	—	(0.14)	11.49	13.23	58,139	1.00	1.00	1.14	127
Year ended 12/31/19	8.99	0.15	2.03	2.18	(0.15)	(0.74)	(0.89)	10.28	25.20	60,078	1.01	1.01	1.54	24
Year ended 12/31/18	10.73	0.13	(1.76)	(1.63)	(0.11)	—	(0.11)	8.99	(15.32)	54,854	1.02	1.02	1.19	26

Series II
Year ended 12/31/22	11.14	0.03	(2.53)	(2.50)	(0.01)	(0.62)	(0.63)	8.01	(22.16)	7,626	1.22	1.22	0.30	13
Year ended 12/31/21	11.50	0.01	1.82	1.83	(0.10)	(2.09)	(2.19)	11.14	15.71	10,725	1.21	1.21	0.06	27
Year ended 12/31/20	10.28	0.09	1.24	1.33	(0.11)	—	(0.11)	11.50	13.03	10,625	1.25	1.25	0.89	127
Year ended 12/31/19	8.99	0.13	2.02	2.15	(0.12)	(0.74)	(0.86)	10.28	24.82	10,561	1.26	1.26	1.29	24
Year ended 12/31/18	10.73	0.10	(1.75)	(1.65)	(0.09)	—	(0.09)	8.99	(15.54)	9,616	1.27	1.27	0.94	26

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
13        Invesco V.I. Global Core Equity Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco V.I. Global Core Equity Fund SEC 1940 Act file number: 811-07452

invesco.com/us	VIGCE-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco V.I. Global Real Estate Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
◾
is not FDIC insured;
◾
may lose value; and
◾
is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco V.I. Global Real Estate Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is total return through growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.75%	0.75%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	0.27	0.27

Total Annual Fund Operating Expenses	1.02	1.27

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$104	$325	$563	$1,248

Series II shares	$129	$403	$697	$1,534

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of real estate and real estate-related issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund’s common stock investments may also include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange). The Fund invests primarily in real estate investment trusts (REITs) and equity securities
(including common and preferred stock, and convertible securities) of domestic and foreign issuers.
The Fund concentrates its investments in the securities of domestic and foreign real estate and real estate-related companies. The Fund considers an issuer to be a real estate or real estate-related issuer if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These issuers include (i) REITs or other real estate operating issuers that (a) own property, (b) make or invest in short-term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, (ii) issuers whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages, and (iii) issuers included in a real estate or real estate-related industry based on any one or more third-party providers, such as the S&P Global Industry Classification Standard (GICS), the North American Industry Classification System (NAICS) or the Bloomberg Industry Classification System (BICS).
The Fund may also invest in debt securities of domestic and foreign issuers (including corporate debt obligations and commercial mortgage-backed securities). The Fund may invest up to 10% of its net assets in non-investment grade debt securities (commonly known as “junk bonds”) of real estate and real estate-related issuers.
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries, including the U.S and at least 40%, unless market conditions are not deemed favorable, in which case at least 30% of the Fund’s net assets will provide exposure to investments that are economically tied to countries other than the U.S. The Fund may invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund may invest in securities of issuers of all capitalization sizes. Real estate companies tend to have smaller asset bases compared with other market sectors, therefore, the Fund may hold a significant amount of securities of small- and mid-capitalization issuers.
The Fund may engage in short sales of securities. The Fund may engage in short sales with respect to securities it owns or securities it does not own. Generally, the Fund will sell a security short to (1) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (2) to protect a profit in a security that it owns. The Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund’s net assets.
The Fund can invest in derivative instruments including forward foreign currency contracts.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated; though the Fund has not historically used these instruments.
When constructing the portfolio, the portfolio managers use a fundamentals-driven investment process, including an evaluation of factors such as property market cycle analysis, property evaluation and management and structure review to identify securities with characteristics including (i) quality underlying properties, (ii) solid management teams with the ability to effectively manage capital structure decisions and execute their stated strategic plan, and (iii) attractive valuations relative to peer investment alternatives.
The portfolio managers focus on equity REITs and real estate operating issuers. Each qualified security in the investment universe is analyzed using fundamental real estate analysis and valuation review to identify securities that appear to have relatively favorable long-term prospects and attractive values. Some of the fundamental real estate factors that are considered
1        Invesco V.I. Global Real Estate Fund

include: forecasted occupancy and rental rates of the various property markets in which a firm may operate, property locations, physical attributes, management depth and skill, insider ownership, overall debt levels, percentage of variable rate financing and fixed charge coverage ratios. The issuers that are believed to have the most attractive fundamental real estate attributes are then evaluated on the basis of relative value. Some of the valuation factors that are considered include: cash flow consistency and growth, dividend yield, dividend coverage and growth, and cash flow and assets to price multiples.
The portfolio managers seek to construct a portfolio with risk characteristics similar to the FTSE EPRA Nareit Developed Index. The Fund uses this index as a guide in structuring the portfolio, but the Fund is not an index fund.
The portfolio managers seek to limit risk through various controls, such as diversifying the portfolio property types and geographic areas as well as by considering the relative liquidity of each security and limiting the size of any one holding.
The portfolio managers will consider selling a security if they conclude (1) its relative valuation has fallen below desired levels, (2) its risk/return profile has changed significantly, (3) its fundamentals have changed, or (4) a more attractive investment opportunity is identified.
As part of the Fund’s investment process to implement its investment strategy in pursuit of its investment objective, the Fund’s portfolio managers may also consider both qualitative and quantitative environmental, social and governance (“ESG”) factors they believe to be material to understand an issuer’s fundamentals, assess whether any ESG factors pose a material financial risk or opportunity to the issuer and determine whether such risks are appropriately reflected in the issuer’s valuation. This analysis may involve the use of third-party research as well as proprietary research. Consideration of ESG factors is just one component of the portfolio managers' assessment of issuers eligible for investment and not necessarily determinative to an investment decision. Therefore, the Fund’s portfolio managers may still invest in securities of issuers that may be viewed as having a high ESG risk profile. The ESG factors considered by the Fund’s portfolio managers may change over time, one or more factors may not be relevant with respect to all issuers eligible for investment and ESG considerations may not be applied to each issuer or Fund investment.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be adversely affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid than larger companies. If a real estate related company defaults on certain types of debt obligations held by the Fund, the Fund may acquire real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets
2        Invesco V.I. Global Real Estate Fund

from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
The Fund's investments in China A-shares are subject to trading restrictions, quota limitations and clearing and settlement risks.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks that apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade and therefore considered to have more speculative characteristics and greater susceptibility to default or decline in market value than investment grade securities.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
High Yield Debt Securities (Junk Bond) Risk. Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund's income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, the Fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately-issued mortgage-related securities are not subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately-issued mortgage-related securities may have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics. The Fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during
3        Invesco V.I. Global Real Estate Fund

which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Short Position Risk. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the Fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent the Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, the Fund’s short positions will cause the Fund to underperform the overall market and its peers that do not engage in shorting. If the Fund holds both long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of the Fund’s returns.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations that may be assessed as part of the investment process to implement the Fund’s investment strategy in pursuit of its investment objective may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. The Fund’s portfolio will not be solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused issuers. The incorporation of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. The Fund may underperform other funds that do not assess an issuer’s ESG factors or that use a different methodology to identify and/or incorporate ESG factors. Information used by the Fund to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic. There is no guarantee that the evaluation of ESG considerations will be additive to the Fund’s performance.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark, a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	March 31, 2019	15.08%
Worst Quarter	March 31, 2020	-27.77%

Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	5 Years	10 Years
Series I	3/31/1998	-24.94%	-0.91%	2.48%

Series II	4/30/2004	-25.14	-1.16	2.22

Custom Invesco Global Real Estate Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)[1]		-25.09	-0.79	2.94

Lipper VUF Real Estate Funds Classification Average		-26.74	3.34	5.82

MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		-18.14	6.14	8.85

1
The Custom Invesco Global Real Estate Index is composed of the FTSE EPRA/NAREIT Developed Index (gross) from fund inception through Feb. 17, 2005; the FTSE EPRA/NAREIT Developed Index (net) from Feb. 18, 2005, through June 30, 2014; the FTSE EPRA Nareit Global Index (Net) from July 1, 2014 through June 30, 2021, and the FTSE EPRA Nareit Developed Index (Net) from July 1, 2021 onward.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)
Investment Sub-Adviser: Invesco Asset Management Limited

Portfolio Managers	Title	Length of Service on the Fund
James Cowen	Portfolio Manager	2008

Grant Jackson, CFA	Portfolio Manager	2018

Chip McKinley	Portfolio Manager	2022

Darin Turner	Portfolio Manager	2010

Ping-Ying Wang, CFA	Portfolio Manager	2006

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
4        Invesco V.I. Global Real Estate Fund

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is total return through growth of capital and current income. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of real estate and real estate-related issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund’s common stock investments may also include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange). The Fund invests primarily in REITs and equity securities (including common and preferred stock, and convertible securities) of domestic and foreign issuers.
REITs are entities that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein.
The Fund concentrates its investments in the securities of domestic and foreign real estate and real estate-related companies. The Fund considers an issuer to be a real estate or real estate-related issuer if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These issuers include (i) REITs or other real estate operating issuers that (a) own property, (b) make or invest in short-term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, (ii) issuers whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages, and (iii) issuers included in a real estate or real estate-related industry based on any one or more third-party providers, such as GICS, NAICS or BICS.
The Fund may also invest in debt securities of domestic and foreign issuers (including corporate debt obligations and commercial mortgage-backed securities). The Fund may invest up to 10% of its net assets in non-investment grade debt securities (commonly known as “junk bonds”) of real estate and real estate-related issuers. Investment grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase.
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries, including the U.S. and at least 40%, unless market conditions are not deemed favorable, in which case at least 30% of the Fund’s net assets will provide exposure to investments that are economically tied to countries other than the U.S. The Fund may invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund may invest in securities of issuers of all capitalization sizes. Real estate companies tend to have smaller asset bases compared with other market sectors, therefore, the Fund may hold a significant amount of securities of small- and mid-capitalization issuers.
The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of market capitalizations of the largest and smallest capitalized companies included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. A company's “market capitalization” is the value of its outstanding stock.
The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of market capitalizations of the largest and smallest capitalized companies included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.
The Fund may engage in short sales of securities. A short sale occurs when the Fund sells a security, but does not deliver a security it owns when the sale settles. Instead, it borrows that security for delivery when the sale settles. The Fund may engage in short sales with respect to securities it owns or securities it does not own. Generally, the Fund will sell a security short to (1) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (2) to protect a profit in a security that it owns. The Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund’s net assets.
The Fund can invest in derivative instruments including forward foreign currency contracts.
A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated; though the Fund has not historically used these instruments.
When constructing the portfolio, the portfolio managers use a fundamentals-driven investment process, including an evaluation of factors such as property market cycle analysis, property evaluation and management and structure review to identify securities with characteristics including (i) quality underlying properties, (ii) solid management teams with the ability to effectively manage capital structure decisions and execute their stated strategic plan, and (iii) attractive valuations relative to peer investment alternatives.
The portfolio managers focus on equity REITs and real estate operating issuers. Each qualified security in the investment universe is analyzed using fundamental real estate analysis and valuation review to identify securities that appear to have relatively favorable long-term prospects and attractive values. Some of the fundamental real estate factors that are considered include: forecasted occupancy and rental rates of the various property markets in which a firm may operate, property locations, physical attributes, management depth and skill, insider ownership, overall debt levels, percentage of variable rate financing and fixed charge coverage ratios. The issuers that are believed to have the most attractive fundamental real estate attributes are then evaluated on the basis of relative value. Some of the valuation factors that are considered include: cash flow consistency and growth, dividend yield, dividend coverage and growth, and cash flow and assets to price multiples.
The portfolio managers seek to construct a portfolio with risk characteristics similar to the FTSE EPRA Nareit Developed Index. The Fund uses this index as a guide in structuring the portfolio, but the Fund is not an index fund.
The portfolio managers seek to limit risk through various controls, such as diversifying the portfolio property types and geographic areas as well as by considering the relative liquidity of each security and limiting the size of any one holding.
The portfolio managers will consider selling a security if they conclude (1) its relative valuation has fallen below desired levels, (2) its risk/return
5        Invesco V.I. Global Real Estate Fund

profile has changed significantly, (3) its fundamentals have changed, or (4) a more attractive investment opportunity is identified.
As part of the Fund’s investment process to implement its investment strategy in pursuit of its investment objective, the Fund’s portfolio managers may also consider both qualitative and quantitative environmental, social and governance (“ESG”) factors they believe to be material to understand an issuer’s fundamentals, assess whether any ESG factors pose a material financial risk or opportunity to the issuer and determine whether such risks are appropriately reflected in the issuer’s valuation. This analysis may involve the use of third-party research as well as proprietary research. Consideration of ESG factors is just one component of the portfolio managers' assessment of issuers eligible for investment and not necessarily determinative to an investment decision. Therefore, the Fund’s portfolio managers may still invest in securities of issuers that may be viewed as having a high ESG risk profile. The ESG factors considered by the Fund’s portfolio managers may change over time, one or more factors may not be relevant with respect to all issuers eligible for investment and ESG considerations may not be applied to each issuer or Fund investment.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
◾
COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be adversely affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies. Real estate companies, including REITs or similar structures, tend to be small- and mid-cap companies and their shares may be more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults on certain types of debt obligations held by the Fund, the Fund may acquire real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share
6        Invesco V.I. Global Real Estate Fund

values may fluctuate more in response to events affecting the market for those types of securities.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Unexpected market closures may also affect investments in emerging markets. Settlement procedures may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in value of the portfolio security, a decrease in the level of liquidity of the portfolio, or, if there is a contract to sell the security, a possible liability to the purchaser.
Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries may impose material limitations on Public
Company Accounting Oversight Board (PCAOB) inspection, investigation and enforcement capabilities, which can hinder the PCAOB’s ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets. There is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards.
Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging market countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking). Certain governments may require approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change.
Emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. The governments in some emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Other risks of investing in emerging market securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
The Fund's investments in China A-shares are subject to trading restrictions, quota limitations and clearing and settlement risks.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible securities can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. Since a convertible security derives a portion of its value
7        Invesco V.I. Global Real Estate Fund

from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events. These convertible securities are subject to an increased risk of loss and are generally subordinate in rank to other debt obligations of the issuer. Convertible securities may be rated below investment grade and therefore considered to have more speculative characteristics and greater susceptibility to default or decline in market value than investment grade securities.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, adverse economic, political or social conditions in those countries may have a significant negative impact on the Fund’s investment performance. This risk is heightened if the Fund focuses its investments in emerging market countries or developed countries prone to periods of instability. The Schedule of Investments included in the Fund's annual and semi-annual reports identifies the countries in which the Fund had invested and the level of investment, as of the date of the reports.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. In addition, investors might seek to trade Fund shares based on their knowledge or understanding of the value of smaller company securities (this is sometimes referred to as “price arbitrage”), which could interfere with the efficient management of the Fund. Since small and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The relative sizes of companies may change over time as the securities market changes, and the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased due to market fluctuations.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
High Yield Debt Securities (Junk Bond) Risk. The Fund’s investments in high yield debt securities (commonly referred to as “junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are more susceptible to default or decline in market value due to adverse economic, regulatory, political or company developments than higher rated or investment grade securities. Prices of high yield debt securities tend to be very volatile. These securities are less liquid than investment grade debt securities and may be difficult to sell at a desirable time or price, particularly in times of negative sentiment toward high yield securities.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund's income. Mortgage- and asset-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments and extend the life of the mortgage- and asset-backed securities, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall and would make the mortgage- and asset-backed securities more sensitive to interest rate changes. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of mortgage-backed securities and will result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, the Fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately-issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. As a result, the mortgage loans underlying privately-issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. The Fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and
8        Invesco V.I. Global Real Estate Fund

a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise avoid.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.  Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Short Position Risk. The Fund will incur a loss on a short position if the price of the asset sold short increases from the short sale price. Because the Fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. Short sales are speculative transactions and involve greater reliance on the Adviser’s ability to accurately anticipate the future value of an asset or markets in general. Any gain on a short position is decreased, and any loss is increased, by the amount of any payment, dividend, interest or other transaction costs that the Fund may be required to pay with respect to the asset sold short. The counterparty to a short position or market factors, such as a sharp increase in prices, may prevent the Fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, the Fund’s short positions will cause the Fund to underperform the overall market and its peers that do not engage in shorting. If the Fund holds both long and short positions, both positions may decline simultaneously, in which case the short positions will not provide any buffer (hedge) from declines in value of the Fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of the Fund’s returns.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations that may be assessed as part of the investment process to implement the Fund’s investment strategy in pursuit of its investment objective may vary across types of investments and issuers eligible for investment, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. The Fund’s portfolio will not be solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused issuers. The incorporation of ESG factors may affect the Fund’s exposure to certain issuers or industries and may not work as intended. The Fund may underperform other funds that do not assess an issuer’s ESG factors as part of the investment process or that use a different methodology to identify and/or incorporate ESG factors. As investors can differ in their views regarding ESG factors, the Fund may invest in issuers that do not reflect the views with respect to ESG of any particular investor. Information used by the Fund to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic, which could negatively impact the Fund’s ability to accurately assess a company, which could negatively impact the Fund’s performance. There is no guarantee that the evaluation of ESG considerations will be additive to the Fund’s performance.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.
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Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco Asset Management Limited (Invesco Asset Management) serves as the Fund’s investment sub-adviser. Invesco Asset Management, an affiliate of the Adviser, is located at Perpetual Park, Perpetual Park Drive, Henley-on-Thames, Oxfordshire, RG9 1HH, United Kingdom. Invesco Asset Management has been managing assets on behalf of consumers, institutional clients and institutional professionals through a broad product range, including investment companies with variable capital, investment trusts, individual savings accounts, pension funds, offshore funds and other specialist mandates since 1969, the year Invesco Asset Management was incorporated. Invesco Asset Management provides portfolio management services to the Fund.
In addition, Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser received compensation of 0.75% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
Invesco, not the Fund, pays sub-advisory fees, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
Investment management decisions for the Fund are made by the investment management teams at Invesco and Invesco Asset Management.
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
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James Cowen, Portfolio Manager, who has been responsible for the Fund since 2008. Mr. Cowen previously managed the Fund from January 2006 to January 2007, and has been a member of Invesco's Real Estate Team since 2001. Mr. Cowen has been associated with Invesco Asset Management and/or its affiliates since 2001.
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Grant Jackson, CFA, Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco and/or its affiliates since 2005.
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Chip McKinley, Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2022. From 2019 to 2022, he was associated with Saepio Capital Management where he was the Founder and served as Portfolio Manager. From 2007 to 2019, he was associated with Cohen and Steers Capital Management where he served as Senior Vice President and Portfolio Manager.
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Darin Turner, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2005.
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Ping-Ying Wang, CFA, Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco and/or its affiliates since 1998.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
10        Invesco V.I. Global Real Estate Fund

Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased
11        Invesco V.I. Global Real Estate Fund

before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax
12        Invesco V.I. Global Real Estate Fund

characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.
13        Invesco V.I. Global Real Estate Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/22	$17.99	$0.25	$(4.76)	$(4.51)	$(0.44)	$—	$(0.44)	$13.04	(24.94)%	$83,608	1.02%	1.02%	1.65%	82%
Year ended 12/31/21	14.69	0.25	3.51	3.76	(0.46)	—	(0.46)	17.99	25.71	116,762	0.97	0.97	1.51	95
Year ended 12/31/20	18.22	0.28	(2.61)	(2.33)	(0.77)	(0.43)	(1.20)	14.69	(12.32)	119,114	1.04	1.04	1.86	154
Year ended 12/31/19	15.52	0.39	3.15	3.54	(0.82)	(0.02)	(0.84)	18.22	23.00	150,255	1.04	1.04	2.22	61
Year ended 12/31/18	17.38	0.40	(1.41)	(1.01)	(0.65)	(0.20)	(0.85)	15.52	(6.10)	124,816	1.01	1.01	2.38	57

Series II
Year ended 12/31/22	17.53	0.21	(4.64)	(4.43)	(0.38)	—	(0.38)	12.72	(25.14)	22,317	1.27	1.27	1.40	82
Year ended 12/31/21	14.33	0.20	3.43	3.63	(0.43)	—	(0.43)	17.53	25.44	42,896	1.22	1.22	1.26	95
Year ended 12/31/20	17.78	0.24	(2.55)	(2.31)	(0.71)	(0.43)	(1.14)	14.33	(12.56)	35,111	1.29	1.29	1.61	154
Year ended 12/31/19	15.03	0.34	3.04	3.38	(0.61)	(0.02)	(0.63)	17.78	22.65	45,233	1.29	1.29	1.97	61
Year ended 12/31/18	16.86	0.34	(1.35)	(1.01)	(0.62)	(0.20)	(0.82)	15.03	(6.33)	26,799	1.26	1.26	2.13	57

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
14        Invesco V.I. Global Real Estate Fund

Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
◾
You invest $10,000 in the Fund and hold it for the entire 10-year period;
◾
Your investment has a 5% return before expenses each year; and
◾
The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Series I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.98%	8.12%	12.42%	16.90%	21.55%	26.39%	31.42%	36.65%	42.09%	47.74%
End of Year Balance	$10,398.00	$10,811.84	$11,242.15	$11,689.59	$12,154.83	$12,638.60	$13,141.61	$13,664.65	$14,208.50	$14,774.00
Estimated Annual Expenses	$104.03	$108.17	$112.48	$116.95	$121.61	$126.45	$131.48	$136.71	$142.15	$147.81

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.73%	7.60%	11.61%	15.78%	20.09%	24.57%	29.22%	34.04%	39.04%	44.23%
End of Year Balance	$10,373.00	$10,759.91	$11,161.26	$11,577.57	$12,009.42	$12,457.37	$12,922.03	$13,404.02	$13,903.99	$14,422.61
Estimated Annual Expenses	$129.37	$134.19	$139.20	$144.39	$149.78	$155.36	$161.16	$167.17	$173.41	$179.87

1
Your actual expenses may be higher or lower than those shown.
15        Invesco V.I. Global Real Estate Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco V.I. Global Real Estate Fund SEC 1940 Act file number: 811-07452

invesco.com/us	VIGRE-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco V.I. Global Strategic Income Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) and the Commodity Futures Trading Commission (CFTC) have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
◾
is not FDIC insured;
◾
may lose value; and
◾
is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco V.I. Global Strategic Income Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher. Fees and expenses of a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary), are included in this table.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.69%	0.69%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	0.20	0.20

Acquired Fund Fees and Expenses	0.04	0.04

Total Annual Fund Operating Expenses	0.93	1.18

Fee Waiver and/or Expense Reimbursement[1]	0.02	0.02

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.91	1.16

1
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2024. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$93	$294	$513	$1,141

Series II shares	$118	$373	$647	$1,430

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests mainly in debt securities, including foreign and U.S. government bonds and notes, mortgage-related securities, corporate debt obligations, including lower-grade, high-yield domestic and foreign corporate debt obligations, “structured” notes, participation interests in loans, investments in pooled investment entities (including those that invest in loans), asset-backed securities and “zero coupon” and “stripped” securities.
Under normal market conditions, the Fund invests a substantial portion of its assets in a number of different countries, including the U.S. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund’s foreign investments may include debt securities of issuers in both developed and emerging markets. The Fund has no limitations regarding the range of maturities of the debt securities it can buy or the market capitalization of the issuers of those securities.
The Fund can invest in investment grade or lower-grade, high-yield debt securities. “Investment grade” debt securities are rated in one of the top four rating categories by nationally recognized statistical rating organizations such as Moody’s Investors Service or S&P Global Ratings (S&P). The Fund may also invest in unrated securities, in which case the investment adviser may internally assign ratings to certain of those securities, after assessing their credit quality, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the investment adviser‘s credit analysis is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Although the Fund normally invests a substantial portion of its assets in lower-grade, high-yield debt securities, it can buy investment-grade debt securities without limit. The Fund may also invest in certain restricted securities and securities exempt from registration under the Securities Act of 1933 (Securities Act) including securities that are only eligible for resale pursuant to Rule 144A under the Securities Act (referred to as Rule 144A Securities).
The Fund can enter into “forward roll” transactions (also referred to as “mortgage dollar rolls”) with respect to mortgage-related securities. A substantial portion of the Fund’s assets may be subject to forward roll transactions at any given time.
The Fund may also use derivatives for investment purposes or hedging, including options, futures, forward contracts, swaps and “structured” notes. The Fund actively manages foreign currency exposure, both to reduce risk and to seek to enhance return. To do so, the Fund may invest in foreign exchange derivatives, including forwards and options that reference foreign currencies, including currencies of developing and emerging market countries.
The portfolio managers analyze the overall investment opportunities and risks across global fixed income markets in which the Fund invests and seek to moderate the special risks of investing in lower-grade, high-yield debt instruments and foreign securities by building a broadly diversified portfolio. The Fund’s diversification strategies are intended to help reduce share price volatility while seeking current income. The portfolio managers currently focus on securities offering a balance of income and total return, securities whose market prices tend to move in different directions (to seek overall portfolio diversification), and relative values across global fixed income markets. These factors may vary in particular cases and may change over time. The Fund may sell securities that the portfolio managers believe are no longer favorable with regard to these factors.
1        Invesco V.I. Global Strategic Income Fund

The Fund may invest up to 25% of its total assets in a Cayman Islands exempted company that is wholly-owned and controlled by the Fund (the Subsidiary). The Subsidiary invests in Regulation S securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the Securities and Exchange Commission pursuant to Regulation S under the Securities Act of 1933. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary. Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in this prospectus, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in this prospectus to investments by the Fund also may be deemed to include the Fund’s indirect investments through the Subsidiary.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
High Yield Debt Securities (Junk Bond) Risk. Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund's income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, the Fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately-issued mortgage-related securities are not subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately-issued mortgage-related securities may have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics. The Fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its
2        Invesco V.I. Global Strategic Income Fund

foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
LIBOR Transition Risk. The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. Regulators and financial industry working groups in several jurisdictions have worked over the past several years to identify alternative reference rates (“ARRs”) to replace LIBOR and to assist with the transition to the new ARRs. For example, the Federal Reserve Bank of New York has identified the Secured Overnight Financing Rate (“SOFR”) as the intended replacement to USD LIBOR and foreign regulators have proposed other interbank offered rates, such as the Sterling Overnight Index Average (“SONIA”) and other replacement rates, which could also be adopted. Consequently, the publication of most LIBOR rates ceased at the end of 2021, but a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates. Additionally, key regulators have instructed banking institutions to cease entering into new contracts that reference these USD LIBOR settings after December 31, 2021, subject to certain limited exceptions.
There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. For example, there can be no assurance that the composition or characteristics of any ARRs or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, although regulators have generally prohibited banking institutions from entering into new contracts that reference those USD LIBOR settings that continue to exist, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
3        Invesco V.I. Global Strategic Income Fund

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in this prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the Fund and its shareholders.
Regulation S Securities Risk. Regulation S securities may be less liquid than publicly traded securities and may not be subject to the disclosure and other investor protection requirements that would be applicable if they were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.
Rule 144A Securities and Other Exempt Securities Risk. The market for Rule 144A and other securities exempt from certain registration requirements typically is less active than the market for publicly-traded securities. Rule 144A and other exempt securities, which are also known as privately issued securities, carry the risk that their liquidity may become impaired and the Fund may be unable to dispose of the securities at a desirable time or price.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted by the listing exchange; (4) a passively managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund may invest are leveraged, which may result in economic leverage, permitting the Fund to gain exposure that is greater than would be the case in an unlevered instrument and potentially resulting in greater volatility.
Investment Companies Risk. Investing in other investment companies could result in the duplication of certain fees, including management and administrative fees, and may expose the Fund to the risks of owning the underlying investments that the other investment company holds.
Senior Loans and Other Loans Risk. Risks associated with an investment in Senior Loans include credit risk, interest rate risk, liquidity risk, valuation risk and prepayment risk. These risks are typically associated with debt securities but may be heightened in part because of the limited public information regarding Senior Loans. Senior Loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell Senior Loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding Senior Loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. The value of Senior Loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Senior loans are also subject to the risk that a court could subordinate a senior loan or take other action detrimental to the holders of senior loans. Loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Loan investments are often issued in connection with highly leveraged transactions which are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy. Highly leveraged loans also may be less liquid than other loans. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns.
Active Trading Risk. Active trading of portfolio securities may result in added expenses and a lower return.
Financial Markets Regulatory Risk. Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.
Money Market Fund Risk. Although money market funds generally seek to preserve the value of an investment at $1.00 per share, the Fund may lose money by investing in money market funds. A money market fund's sponsor has no legal obligation to provide financial support to the money market fund. The credit quality of a money market fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the money market fund's share price. A money market fund's share price can also be negatively affected during periods of high redemption pressures, illiquid markets and/or significant market volatility.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Global Strategic Income Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Non-Service Shares and Service Shares of the predecessor fund, and are not offered by the Fund. The Non-Service Shares of the predecessor fund were reorganized into Series I shares of the Fund and the Service Shares of the predecessor fund were reorganized into the Series II shares of the Fund after the close of business on May 24, 2019. Series I shares’ and Series II shares’ returns of the Fund will be different from the Non-Service Shares’ and the Service Shares’ returns of the predecessor fund as they have different expenses.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
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All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	June 30, 2020	13.98%
Worst Quarter	March 31, 2020	-16.50%

Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	5 Years	10 Years
Series I	5/3/1993	-11.46%	-1.30%	0.63%

Series II	3/19/2001	-11.71	-1.53	0.38

Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)		-16.25	-1.66	-0.44

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund
Hemant Baijal	Portfolio Manager (lead)	2019 (predecessor fund 2018)

Michael Block, CFA	Portfolio Manager	2023

Kristina Campmany	Portfolio Manager	2023

Christopher (Chris) Kelly, CFA	Portfolio Manager	2019 (predecessor fund 2017)

Wim Vandenhoeck	Portfolio Manager	2023

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is to seek total return. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests mainly in debt securities, including foreign and U.S. government bonds and notes, mortgage-related securities, corporate debt obligations, including lower-grade, high-yield domestic and foreign corporate debt obligations, “structured” notes, participation interests in loans, investments in pooled investment entities (including those that invest in loans), asset-backed securities and “zero coupon” and “stripped” securities. A debt security is a security representing money borrowed by the issuer that must be repaid. The terms of a debt security specify the amount of principal, the interest rate or discount, and the time or times at which payments are due.
Under normal market conditions, the Fund will invest a substantial portion of its assets in a number of different countries, including the U.S. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund’s foreign investments may include debt securities of issuers in both developed and emerging markets. The Fund may buy debt securities of issuers whose country of risk is determined to be outside of the United States by a third party service provider, or that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depository Receipts (ADRs) or similar depository arrangements. The Fund’s foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the “full faith and credit” of that government. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. Some of those securities are directly issued by the U.S. Treasury and are backed by the full faith and credit of the U.S. government. Some of the securities that are issued directly by the U.S. Treasury are: Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of one to ten years when issued), Treasury bonds (having maturities of more than ten years when issued) and Treasury Inflation-Protection Securities (TIPS). Some securities issued by U.S. government agencies, such as Government National Mortgage Association pass-through mortgage obligations (Ginnie Maes), are also backed by the full faith and credit of the U.S. government. Others are supported only by the credit of the agency that issued them (for example, obligations issued by the Federal Home Loan Banks, “Fannie Mae” bonds issued by the Federal National Mortgage Association and “Freddie Mac” obligations issued by the Federal Home Loan Mortgage Corporation).
The Fund has no limitations regarding the range of maturities of the debt securities it can buy or the market capitalization of the issuers of those securities.
The Fund can invest in investment grade or lower-grade, high-yield debt securities. “Investment grade” debt securities are rated in one of the top four rating categories by nationally recognized statistical rating organizations such as Moody’s Investors Service or S&P Global Ratings (S&P). The Fund may also invest in unrated securities, in which case the investment adviser may internally assign ratings to certain of those securities, after assessing their credit quality, in investment-grade or below-investment-grade
5        Invesco V.I. Global Strategic Income Fund

categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the investment adviser‘s credit analysis is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Although the Fund normally invests a substantial portion of its assets in lower-grade, high-yield debt securities, it can buy investment-grade debt securities without limit. The Fund may also invest in certain restricted securities and securities exempt from registration under the Securities Act including securities that are only eligible for resale pursuant to Rule 144A under the Securities Act (referred to as Rule 144A Securities).
The Fund can enter into “forward roll” transactions (also referred to as “mortgage dollar rolls”) with respect to mortgage-related securities. A substantial portion of the Fund’s assets may be subject to forward roll transactions at any given time.
The Fund may also use derivatives for investment purposes or hedging, including options, futures, forward contracts, swaps and “structured” notes. A derivative is an instrument whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. The Fund may use derivatives to seek to increase its investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so. The Fund actively manages foreign currency exposure, both to reduce risk and to seek to enhance return. To do so, the Fund may invest in foreign exchange derivatives, including forwards and options that reference foreign currencies, including currencies of developing and emerging market countries. The Fund may also use other types of derivatives that are consistent with its investment strategies or for hedging purposes. Generally, the Fund uses the following derivatives: “Structured” notes are specially-designed derivative debt instruments. The terms of the instrument may be determined or “structured” by the purchaser and the issuer of the note. Payments of principal or interest on these notes may be linked to the value of an index (such as a currency or securities index), one or more securities, a commodity or the financial performance of one or more obligors. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer, such as an issuer’s failure to make timely payments of interest or principal on its debt obligations, bankruptcy or restructuring. In an interest rate swap, the Fund and another party exchange the right to receive interest payments. In a total return swap transaction, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time. The underlying asset might be a security or asset or basket of securities or assets or a non-asset reference such as a securities or other type of index. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference. The Fund may enter into types of volatility swaps to hedge the volatility of a particular security, currency, index or other financial instrument, or to seek to increase its investment return. Volatility is a measure of the magnitude of fluctuations in the value of a security, currency, index or other financial instrument over a specified period of time. In volatility swaps, counterparties agree to buy or sell volatility at a specific level over a fixed period. In a currency swap, the Fund and another party agree to exchange different currencies at contract inception that are equivalent to a notional value, or agree to exchange periodic payments that are based on interest rates available in the respective currencies at contract inception. Foreign currency forward contracts are used to buy or sell foreign currency for future delivery at a fixed price. They are used to lock in the U.S. dollar price of a security denominated in a foreign currency, or to protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. Options on foreign currencies may be used to try to protect against declines in the U.S. dollar value of foreign securities the Fund owns and against increases in the dollar cost of foreign securities the Fund anticipates buying.
The portfolio managers analyze the overall investment opportunities and risks across global fixed income markets and seek to moderate the special risks of investing in lower-grade, high-yield debt instruments and foreign securities by building a broadly diversified portfolio. The Fund’s diversification strategies are intended to help reduce share price volatility while seeking current income. The portfolio managers currently focus on securities offering a balance of income and total return, securities whose market prices tend to move in different directions (to seek overall portfolio diversification), and relative values across global fixed income markets. These factors may vary in particular cases and may change over time. The Fund may sell securities that the portfolio managers believe are no longer favorable with regard to these factors.
The Fund may invest up to 25% of its total assets in a Cayman Islands exempted company that is wholly-owned and controlled by the Fund (the Subsidiary). The Subsidiary invests in Regulation S securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the Securities and Exchange Commission pursuant to Regulation S under the Securities Act of 1933. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary. Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in this prospectus, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in this prospectus to investments by the Fund also may be deemed to include the Fund’s indirect investments through the Subsidiary.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When
6        Invesco V.I. Global Strategic Income Fund

markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Credit Quality Risk. The Fund can invest in securities that are rated or unrated. “Investment-grade” securities are those rated within the four highest rating categories by nationally recognized statistical rating organizations such as Moody’s or S&P (or, in the case of unrated securities, determined by the investment adviser to be comparable to securities rated investment-grade). “Below-investment-grade” securities are those that are rated below those categories, which are also referred to as “junk bonds.”
While securities rated within the fourth highest category by S&P (meaning BBB+, BBB or BBB-) or by Moody’s (meaning Baa1, Baa2 or Baa3) are considered “investment-grade,” they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the investment adviser uses the highest rating assigned.
Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Rating organizations might not change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. In selecting securities for its portfolio and evaluating their income potential and credit risk, the Fund does not rely solely on ratings by rating organizations but evaluates business, economic and other factors affecting issuers as well. Many factors affect an issuer’s ability to make timely payments, and the credit risk of a particular security may change over time. The Adviser also may use its own research and analysis to assess those risks. If a bond is insured, it will usually be rated by the rating organizations based on the financial strength of the insurer. The rating categories are described in an Appendix to the SAI.
Unrated Securities Risk. The investment adviser may internally assign ratings to securities that are not rated by any nationally recognized statistical rating organization, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the investment adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the investment adviser to be comparable to rated investment-grade or below-investment-grade securities. The investment adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
In evaluating the credit quality of a particular security, whether rated or unrated, the investment adviser will normally take into consideration a number of factors such as, if applicable, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility.
A reduction in the rating of a security after the Fund buys it will not require the Fund to dispose of the security. However, the investment adviser will evaluate such downgraded securities to determine whether to keep them in the Fund’s portfolio.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs and potentially lower the Fund’s performance returns.
High Yield Debt Securities (Junk Bond) Risk. The Fund’s investments in high yield debt securities (commonly referred to as “junk bonds”) and other lower-rated securities will subject the Fund to substantial
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risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are more susceptible to default or decline in market value due to adverse economic, regulatory, political or company developments than higher rated or investment grade securities. Prices of high yield debt securities tend to be very volatile. These securities are less liquid than investment grade debt securities and may be difficult to sell at a desirable time or price, particularly in times of negative sentiment toward high yield securities.
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Price Arbitrage. Because the Fund can invest in below-investment-grade bonds that may trade infrequently, investors might seek to trade fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Distressed Debt Securities Risk. The Fund may invest in debt securities issued by companies that are involved in reorganizations, financial restructurings or bankruptcy. Such distressed debt securities are speculative and involve substantial risks in addition to the risks of investing in below-investment-grade debt securities. The Fund will generally not receive interest payments on the distressed securities and may also incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Defaulted Securities Risk. Defaulted securities pose a greater risk that principal will not be repaid than non-defaulted securities. The Fund will generally not receive interest payments on defaulted securities and may incur costs to protect its investment. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale. Investments in defaulted securities and obligations of distressed issuers are considered speculative and the prices of these securities may be more volatile than non-defaulted securities.
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor’s policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund's income. Mortgage- and asset-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments and extend the life of the mortgage- and asset-backed securities, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall and would make the mortgage- and asset-backed securities more sensitive to interest rate changes. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of mortgage-backed securities and will result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, the Fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately-issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. As a result, the mortgage loans underlying privately-issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. The Fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages.
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Mortgage-Related Securities. The Fund can buy interests in pools of residential or commercial mortgages in the form of “pass-through” mortgage securities. They may be issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or by private issuers, such as corporations, banks, savings and loans, mortgage bankers and other non-governmental issuers. Mortgage-related securities may be issued in different series, each having different interest rates and maturities. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the rate of payments of the underlying mortgages and are subject to the risks of unanticipated prepayment and extension. Mortgage-backed securities are also subject to interest rate risk, and the market for mortgage-backed securities may be volatile at times and may be less liquid than the markets for other types of securities. The liquidity of mortgage-backed securities may change over time.
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Mortgage-Related Government Securities. Mortgage-related securities that are U.S. government securities have collateral to secure payment of interest and principal. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency.
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Mortgage-Related Private Issuer Securities. Primarily these investments include multi-class debt or pass-through certificates secured by mortgage loans, which may be issued by private issuers. Private-issuer mortgage-backed securities may include loans on residential or commercial properties. Mortgage-related securities, including collateralized mortgage obligations (CMOs), issued by
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private issuers are not U.S. government securities, making them subject to greater credit risks than U.S. government securities. Private issuer securities are subject to the credit risks of both the issuers and the underlying borrowers, although in some cases they may be supported by insurance or guarantees.
Forward Rolls Risk. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund will bear the risk that the market value of the securities might decline below the price at which the Fund is obligated to repurchase them or that the counterparty might default in its obligations.
Zero-Coupon and Stripped Securities Risk. Some of the debt securities the Fund may invest in are zero-coupon or stripped securities. They may be issued by the U.S. government or private issuers. Zero-coupon securities pay no interest prior to their maturity date or another specified date in the future but are issued at a discount from their face value. Stripped securities are the separate income or principal components of a debt security. One component might receive all the interest and the other all the principal payments. The securities that are entitled to only the principal payments may be sold at a substantial discount from the market value of the initial security.
Zero-coupon and stripped securities are particularly sensitive to changes in interest rates and may be subject to greater price fluctuations as a result of interest rate changes than interest bearing securities. The Fund may be required to pay a dividend of the imputed income on a zero-coupon or principal-only security at a time when it has not actually received the income. The values of interest-only and principal-only securities are also very sensitive to prepayments of underlying obligations. When prepayments tend to fall, the timing of the cash flows to principal-only securities increases, making them more sensitive to interest rates. The market for zero-coupon and stripped securities may be limited, making it difficult for the Fund to value them or dispose of its holdings quickly at an acceptable price.
When-Issued and Delayed-Delivery Transactions. The Fund may purchase securities on a “when-issued” basis and may purchase or sell such securities on a “delayed-delivery” basis. When-issued and delayed-delivery securities are purchased at a price that is fixed at the time of the transaction, with payment and delivery of the security made at a later date. When purchasing securities in this manner, during the period between purchase and settlement, the Fund makes no payment to the issuer (or seller) of the security and no interest accrues to the Fund from the investment.
The securities are subject to changes in value from market fluctuations during the period until settlement and the value of the security on the delivery date may be more or less than the Fund paid. The Fund may lose money if the value of the security declines below the purchase price.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Unexpected market closures may also affect investments in emerging markets. Settlement procedures may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in value of the portfolio security, a decrease in the level of liquidity of the portfolio, or, if there is a contract to sell the security, a possible liability to the purchaser.
Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries may impose material limitations on Public Company Accounting Oversight Board (PCAOB) inspection, investigation and enforcement capabilities, which can hinder the PCAOB’s ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets. There is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards.
Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging market countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking). Certain governments may require approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The ability to bring and enforce
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actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change.
Emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. The governments in some emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Other risks of investing in emerging market securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Geographic Focus Risk. The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, adverse economic, political or social conditions in those countries may have a significant negative impact on the Fund’s investment performance. This risk is heightened if the Fund focuses its investments in emerging market countries or developed countries prone to periods of instability. The Schedule of Investments included in the Fund's annual and semi-annual reports identifies the countries in which the Fund had invested and the level of investment, as of the date of the reports.
LIBOR Transition Risk. The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. In the years following the 2008 financial crisis, the integrity of LIBOR was increasingly questioned because several banks contributing to its calculation were accused of rate manipulation and because of a general contraction in the unsecured interbank lending market. As a result, regulators and financial industry working groups in several jurisdictions have worked over the past several years to identify alternative reference rates (“ARRs”) to replace LIBOR and to assist with the transition to the new ARRs. For example, the Federal Reserve Bank of New York has identified the Secured Overnight Financing Rate (“SOFR”) as the intended replacement to USD LIBOR and foreign regulators have proposed other interbank offered rates, such as the Sterling Overnight Index Average (“SONIA”) and other replacement rates, which could also be adopted. Consequently, the publication of most LIBOR rates ceased at the end of 2021, but a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates. Additionally, key regulators have instructed banking institutions to cease entering into new contracts that reference these USD LIBOR settings after December 31, 2021, subject to certain limited exceptions.
There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. For example, there can be no assurance that the composition or characteristics of any ARRs or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, although regulators have generally prohibited banking institutions from entering into new contracts that reference those USD LIBOR settings that continue to exist, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise avoid.
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Forward Foreign Currency Contracts Risk. Forward foreign currency contracts are used to lock in the U.S. dollar price of a security denominated in a foreign currency or protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. They are subject to the risk that anticipated currency movements will not be accurately predicted or do not correspond accurately to changes in the value of the fund's holdings, which could result in losses and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the currency increases. A forward foreign currency contract may also result in losses in the event of a default or bankruptcy of the counterparty.
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Forward Contracts Risk. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. Investments in forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transaction costs.
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Futures Contracts Risk. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
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Options Risk. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying investment at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying investment at a disadvantageous price. If the Fund sells a call option on an investment that the Fund owns (a “covered call”) and the investment has increased in value when the option is exercised, the Fund will be required to sell the investment at the call price and will not be able to realize any of the investment’s value above the call price. Options may involve economic leverage, which could result in greater price volatility than other investments.
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“Structured” Notes Risk. Structured notes are subject to interest rate risk. They are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security or obligor. If the underlying investment or index does not perform as anticipated, the structured note might pay less interest than the stated coupon payment or repay less principal upon maturity. The price of structured notes may be very volatile and they may have a limited trading market, making it difficult to value them or sell them at an acceptable price. In some cases, the Fund may enter into agreements with an issuer of structured notes to purchase a minimum amount of those notes over time.
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Swap Transactions Risk. Under U.S. financial reform legislation enacted in 2010, certain types of swaps are required to be executed on a regulated market and cleared through a central clearing house counterparty, which may entail further risks and costs for the Fund.  Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or may be centrally cleared. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted for clearing to a central clearing house counterparty, and the Fund faces the central clearing house counterparty by means of an account with a futures commission merchant that is a member of the clearing house.
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Volatility Swaps Risks. Volatility swaps are subject to credit risks (if the counterparty fails to meet its obligations), and the risk that the investment adviser is incorrect in its forecast of volatility for the underlying security, currency, index or other financial instrument that is the subject of the swap. If the investment adviser is incorrect in its forecast, the Fund would likely be required to make a payment to the counterparty under the swap. Volatility swaps can have the potential for unlimited losses.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.  Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. In addition, investors might seek to trade Fund shares based on their knowledge or understanding of the value of smaller company securities (this is sometimes referred to as “price arbitrage”), which could interfere with the efficient management of the Fund. Since small and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The relative sizes of companies may change over time as the securities market changes, and the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased due to market fluctuations.
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Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund. For example, the government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
Regulation S Securities Risk. Regulation S securities of U.S. and non-U.S. issuers are offered through private offerings without registration with the SEC pursuant to Regulation S of the Securities Act of 1933. Offerings of Regulation S securities may be conducted outside of the United States, and Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. Although Regulation S securities may be resold in privately negotiated transactions, the price realized from these sales could be less than that originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.
Rule 144A Securities and Other Exempt Securities Risk. The Fund may invest in Rule 144A securities and other types of exempt securities, which are not registered for sale pursuant to an exemption from registration under the Securities Act of 1933, as amended. These securities are also known as privately issued securities, and typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Although such securities may be determined to be liquid in accordance with the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended, if there are an insufficient number of qualified institutional buyers interested in purchasing such securities at a particular time, the Fund may have difficulty selling such securities at a desirable time or price. As a result, the Fund’s investment in such securities may be subject to increased liquidity risk. In addition, the issuers of Rule 144A securities may require their qualified institutional buyers (such as the Fund) to keep certain offering information confidential, which could adversely affect the ability of the Fund to sell such securities.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) the market price of an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) a passively managed exchange-traded fund may not accurately track the performance of the reference asset; and (5) a passively managed exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund may invest are leveraged. Investing in leveraged exchange-traded funds may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investments, but nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument, which can result in greater volatility.
Investment Companies Risk. When the Fund invests in other investment companies, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, which could result in the duplication of certain fees, including management and administrative fees. The risk of owning an investment company generally reflects the risks of owning the underlying investments the investment company holds.
Senior Loans and Other Loans Risk. There are a number of risks associated with an investment in Senior Loans including credit risk, interest rate risk, liquidity risk, valuation risk and prepayment risk. These risks are typically associated with debt securities but may be heightened in part because of the limited public information regarding Senior Loans. Senior Loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell Senior Loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding Senior Loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. The value of Senior Loans can be affected by, and is sensitive to, changes in government regulation and to economic downturns in the United States and abroad. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns.
In addition to the risks typically associated with debt securities, senior loans are also subject to the risk that a court could subordinate a senior loan, which typically holds a senior position in the capital structure of a borrower, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans. Loans usually have mandatory and optional prepayment provisions. If a borrower prepays a loan, the Fund will have to reinvest the proceeds in other loans or financial assets that may pay lower rates of return.
Loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. In addition, the lenders’ security interest or their enforcement of their security under the loan agreement may be found by a court to be invalid or the collateral may be used to pay other outstanding obligations of the borrower. The Fund’s access to collateral, if any, may be limited by bankruptcy, other insolvency laws, or by the type of loan the Fund has purchased. As a result, a collateralized loan may not be fully collateralized and can decline significantly in value.
Loan investments are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. These obligations are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy. Highly leveraged loans also may be less liquid than other loans. If the Fund voluntarily or involuntarily sold those types of loans, it might not receive the full value it expected.
Due to restrictions on transfers in loan agreements and the nature of the private syndication of loans including, for example, the lack of
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publicly-available information, some loans are not as easily purchased or sold as publicly-traded securities. Some loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when it wants to. Additionally, valuation of Senior Loans may require greater research due to limited public information available and elements of judgment may play a greater role in valuation since there may be a lack of objective data available. The market price of investments in floating rate loans is expected to be less affected by changes in interest rates than fixed-rate investments because floating rate loans pay a floating rate of interest that will fluctuate as market interest rates do and therefore should more closely track market movements in interest rates.
Direct investments in loans and, to a lesser degree, investments in participation interests in or assignments of loans may be limited. A limited availability of loans could reduce the amount of attractive investments for the Fund. If market demand for loans increases, the interest paid by loans that the Fund holds may decrease.
Compared to securities and to certain other types of financial assets, purchases and sales of loans take relatively longer to settle. This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders. If the Fund undertakes such measures, the Fund’s ability to pay redemption proceeds in a timely manner, as well as the Fund’s performance, may be adversely affected.
If the Fund invests in a loan via a participation, the Fund will be exposed to the ongoing counterparty risk of the entity providing exposure to the loan (and, in certain circumstances, such entity’s credit risk) in addition to the exposure the Fund has to the creditworthiness of the borrower. The terms of the participation may not entitle the Fund to all rights of a direct lender under the loan (for example, with respect to consent, voting or enforcement rights). Therefore, the Fund’s rights under a participation interest for a particular loan may be more limited than the rights of the original lender or an investor who acquires an assignment of that loan. Where the Fund invests in a loan via a participation, the Fund generally will have no right of direct recourse against the borrower or ability to otherwise directly enforce the terms of the loan agreement.
In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.
Active Trading Risk. Active trading of portfolio securities may result in high brokerage costs, which may lower the Fund’s actual return. Active trading also may increase the proportion of the Fund’s gains that are short term.
Subordinated Debt Risk. Perpetual subordinated debt is a type of hybrid instrument that has no maturity date for the return of principal and does not need to be redeemed by the issuer. These investments typically have lower credit ratings and lower priority than other obligations of an issuer during bankruptcy, presenting a greater risk for nonpayment. This risk increases as the priority of the obligation becomes lower. Payments on these securities may be subordinated to all existing and future liabilities and obligations of subsidiaries and associated companies of an issuer. Claims of creditors of such subsidiaries and associated companies will have priority over the issuer and the Fund to the assets of those subsidiaries and associated companies. Additionally, some perpetual subordinated debt does not restrict the ability of an issuer’s subsidiaries to incur further unsecured indebtedness.
Financial Markets Regulatory Risk. Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad, changes to the monetary policy by the Federal Reserve or other regulatory actions, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit, may affect investor and consumer confidence, increase volatility in the financial markets, perhaps suddenly and to a significant degree, result in higher interest rates, and even raise concerns about the U.S. government’s credit rating and ability to service its debt. Such changes and events may adversely impact the Fund’s operations, universe of potential investment options, and return potential.
Money Market Fund Risk. Although money market funds generally seek to preserve the value of an investment at $1.00 per share, the Fund may lose money by investing in money market funds. A money market fund's sponsor has no legal obligation to provide financial support to the money market fund. The credit quality of a money market fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the money market fund's share price. A money market fund's share price can also be negatively affected during periods of high redemption pressures, illiquid markets and/or significant market volatility. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform the Fund’s benchmark or other funds that remain fully invested.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or
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unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Regulation under the Commodity Exchange Act
The Adviser is registered as a “commodity pool operator” (CPO) under the Commodity Exchange Act and the rules of the CFTC and is subject to CFTC regulation with respect to the Fund. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Fund as a result of the Adviser’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Adviser as the Fund’s CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. The Adviser is also registered as a “commodity trading advisor” (CTA) but, with respect to the Fund, relies on an exemption from CTA regulation available for a CTA that also serves as the Fund’s CPO.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser received compensation of 0.67% of the Fund’s average daily net assets, after fee waiver and/or expense reimbursement, if any. The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
◾
Hemant Baijal (lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Baijal managed the predecessor fund since 2018 and was associated with OppenheimerFunds, a global asset management firm, since 2011.
◾
Michael Block, CFA, Portfolio Manager, who has been responsible for the Fund since 2023 and has been associated with Invesco and/or its affiliates since 2019. Prior to joining Invesco, Mr. Block was associated with OppenheimerFunds, a global asset management firm, since 2011.
◾
Kristina Campmany, Portfolio Manager, who has been responsible for the Fund since 2023 and has been associated with Invesco and/or its affiliates since 2019. Prior to joining Invesco, Ms. Campmany was associated with OppenheimerFunds, a global asset management firm, since 2018.
◾
Christopher (Chris) Kelly, CFA, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Kelly managed the predecessor fund since 2017 and was associated with OppenheimerFunds, a global asset management firm, since 2015.
◾
Wim Vandenhoeck, Portfolio Manager, who has been responsible for the Fund since 2023 and has been associated with Invesco and/or its affiliates since 2019. Prior to joining Invesco, Mr. Vandenhoeck was associated with OppenheimerFunds, a global asset management firm, since 2015.
A lead or co-lead manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead or co-lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of the prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase
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transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events,
15        Invesco V.I. Global Strategic Income Fund

such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
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Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.
17        Invesco V.I. Global Strategic Income Fund

Consolidated Financial Highlights
The consolidated financial highlights information presented for the Fund includes the financial history of the predecessor fund, which was reorganized into the Fund after the close of business on May 24, 2019. The consolidated financial highlights show the Fund’s and predecessor fund’s financial history for the past five fiscal years or, if shorter, the applicable period of operations since the inception of the Fund or predecessor fund or class of Fund or predecessor fund shares. The consolidated financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund or predecessor fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended after May 24, 2019 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The information for fiscal years ended prior to May 24, 2019 has been audited by the predecessor fund’s auditor.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income to average net assets	Portfolio turnover (d)(e)
Series I
Year ended 12/31/22	$4.46	$0.14	$(0.65)	$(0.51)	$—	$3.95	(11.44)%	$259,461	0.87%	0.89%	3.49%	85%
Year ended 12/31/21	4.83	0.12	(0.27)	(0.15)	(0.22)	4.46	(3.00)	336,327	0.82	0.86	2.59	209
Year ended 12/31/20	4.97	0.15	(0.01)	0.14	(0.28)	4.83	3.19	363,404	0.82	0.87	3.10	324
Year ended 12/31/19	4.66	0.24	0.26	0.50	(0.19)	4.97	10.80	395,324	0.77(f)	0.82(f)	4.86(g)	134
Year ended 12/31/18	5.13	0.25	(0.47)	(0.22)	(0.25)	4.66	(4.40)	346,707	0.81(f)	0.88(f)	5.07(g)	68

Series II
Year ended 12/31/22	4.61	0.13	(0.66)	(0.53)	—	4.08	(11.50)	480,999	1.12	1.14	3.24	85
Year ended 12/31/21	4.99	0.11	(0.28)	(0.17)	(0.21)	4.61	(3.37)	612,996	1.07	1.11	2.34	209
Year ended 12/31/20	5.13	0.14	(0.01)	0.13	(0.27)	4.99	2.79	661,276	1.07	1.12	2.85	324
Year ended 12/31/19	4.80	0.23	0.27	0.50	(0.17)	5.13	10.61	736,339	1.02(f)	1.08(f)	4.60(g)	134
Year ended 12/31/18	5.27	0.24	(0.48)	(0.24)	(0.23)	4.80	(4.54)	1,081,833	1.06(f)	1.13(f)	4.82(g)	68

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.04% and 0.02% for the years ended December 31, 2019 and 2018, respectively.
(d)
The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities of $2,177,497,748 and $2,279,114,634, $2,370,164,194 and
$2,399,236,376 for the years ended December 31, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Includes the Fund’s share of the allocated expenses from Invesco Oppenheimer Master Event-Linked Bond Fund and Invesco Oppenheimer Master Loan Fund.
(g)	Includes the Fund’s share of the allocated net investment income from Invesco Oppenheimer Master Event-Linked Bond Fund and Invesco Oppenheimer Master Loan Fund.
18        Invesco V.I. Global Strategic Income Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco V.I. Global Strategic Income Fund SEC 1940 Act file number: 811-07452

invesco.com/us	O-VIGLSI-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco V.I. Government Money Market Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
You could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. Investments in the Fund are not guaranteed by a bank and investment is not a bank deposit.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco V.I. Government Money Market Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.15%	0.15%

Distribution and/or Service (12b-1) Fees	None	None

Other Expenses	0.13	0.38

Total Annual Fund Operating Expenses	0.28	0.53

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$29	$90	$157	$356

Series II shares	$54	$170	$296	$665

Principal Investment Strategies of the Fund
The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. In addition, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in Government Securities and/or repurchase agreements that are collateralized by Government Securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity of portfolio securities of not more than 120 calendar days (determined without reference to exceptions regarding interest rate adjustments). Each investment must be determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund’s Board of Trustees (the Board), and must be an Eligible Security, as defined by applicable regulations at the time of purchase.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
You could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. While the Board of Trustees may implement procedures to impose a fee upon the sale of your shares or temporarily suspend your ability to sell shares in the future if the Fund’s liquidity falls below required minimums because of market conditions or other factors, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The
1        Invesco V.I. Government Money Market Fund

Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.
Floating and Variable Rate Obligations Risk. Some fixed-income securities have variable or floating interest rates that provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the stated prevailing market rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Financial Markets Regulatory Risk. Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Effective April 29, 2016, the Fund changed its investment strategy from a prime money market strategy to a strategy that classified the Fund as a “government money market fund,” as defined by Rule 2a-7 under the Investment Company Act, and simultaneously changed its name to Invesco V.I. Government Money Market Fund. Performance shown prior to that date reflects the Fund’s former prime money market strategy, which permitted investments in certain types of securities that as a government money market fund, the Fund is no longer permitted to hold. Consequently, the performance information below would have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	December 31, 2022	0.86%
Worst Quarter	December 31, 2021	0.00%

Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	5 Years	10 Years
Series I	5/5/1993	1.45%	1.04%	0.59%

Series II	12/16/2001	1.25	0.88	0.48

U.S. 3 Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)		1.98	1.27	0.77

Invesco V.I. Government Money Market Fund’s seven day yield on December 31, 2022, was 4.04%.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
2        Invesco V.I. Government Money Market Fund

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. In addition, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in Government Securities and/or repurchase agreements that are collateralized by Government Securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities.
The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
The Fund is a Government Money Market Fund as defined by Rule 2a-7. As permitted by Rule 2a-7, the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity of portfolio securities of not more than 120 calendar days (determined without reference to exceptions regarding interest rate adjustments). Each investment must be determined to present minimal credit risks by the Adviser pursuant to guidelines approved by the Board, and must be an Eligible Security, as defined by applicable regulations at the time of purchase.
In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The
Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.
The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. While the Board of Trustees may implement procedures to impose a fee upon the sale of your shares or temporarily suspend your ability to sell shares in the future if the Fund’s liquidity falls below required minimums because of market conditions or other factors, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
3        Invesco V.I. Government Money Market Fund

Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs and potentially lower the Fund’s performance returns.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
◾
Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
◾
COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
The Fund will not enter into a repurchase agreement that will cause more than 5% of its total assets to be subject to repurchase agreements maturing in more than seven calendar days. Subject to the portfolio requirements of Rule 2a-7, there is no limit on the amount of the Fund’s assets that may be subject to repurchase agreements of seven days or less.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.
Floating and Variable Rate Obligations Risk. Some fixed-income securities have variable or floating interest rates that provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the stated prevailing market rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Financial Markets Regulatory Risk. Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad, changes to the monetary policy by the Federal Reserve or other regulatory actions, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit, may affect investor and consumer confidence, increase volatility in the financial markets, perhaps suddenly and to a significant degree, result in higher interest rates, and even raise concerns about the U.S. government’s credit rating and ability to service its debt. Such changes and events may adversely impact the Fund’s operations, universe of potential investment options, and return potential.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
Information concerning the Fund's portfolio holdings as well as its dollar-weighted average portfolio maturity and dollar-weighted average life to maturity as of the last business day or subsequent calendar day of the
4        Invesco V.I. Government Money Market Fund

preceding month will be posted on its website no later than five business days after the end of the month and remain posted on the website for six months thereafter.
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser received compensation of 0.14% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
In the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Excessive Short-Term Trading Activity Disclosure
The Board has not adopted any policies and procedures that would limit frequent purchases and redemptions of the Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
◾
The Fund is offered to investors as a cash management vehicle; therefore, investors should be able to purchase and redeem shares regularly and frequently.
◾
One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of the Fund.
◾
The Fund's portfolio securities are valued on the basis of amortized cost, and the Fund seeks to maintain a constant net asset value. As a result, the Fund is not subject to price arbitrage opportunities.
◾
Because the Fund seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Fund upon redemption than other mutual funds.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices.
5        Invesco V.I. Government Money Market Fund

However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share.
Invesco V.I. Government Money Market Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable the Fund to price its shares at $1.00 per share. The Fund cannot guarantee their net asset value will always remain at $1.00 per share.
Invesco V.I. Government Money Market Fund will generally determine the net asset value of its shares at 4:00 p.m. Eastern Time on each business day. A business day for the Fund is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco V.I. Government Money Market Fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. The Fund also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco V.I. Government Money Market Fund uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.
The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income.
Dividends
The Fund generally declares dividends from net investment income, if any, daily and pays them monthly.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a
6        Invesco V.I. Government Money Market Fund

preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.
7        Invesco V.I. Government Money Market Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets
Series I
Year ended 12/31/22	$1.00	$0.01	$(0.00)	$0.01	$(0.01)	$1.00	1.45%	$968,240	0.28%	0.28%	1.50%
Year ended 12/31/21	1.00	0.00	—	0.00	(0.00)	1.00	0.01	688,779	0.07	0.34	0.01
Year ended 12/31/20	1.00	0.00	0.00	0.00	(0.00)	1.00	0.29	711,648	0.29	0.35	0.26
Year ended 12/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	1.90	598,670	0.36	0.36	1.90
Year ended 12/31/18	1.00	0.02	(0.00)	0.02	(0.02)	1.00	1.55	900,901	0.36	0.36	1.55

Series II
Year ended 12/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.25	107,954	0.48	0.53	1.30
Year ended 12/31/21	1.00	0.00	—	0.00	(0.00)	1.00	0.01	78,539	0.07	0.59	0.01
Year ended 12/31/20	1.00	0.00	0.00	0.00	(0.00)	1.00	0.21	90,846	0.36	0.60	0.19
Year ended 12/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	1.64	71,978	0.61	0.61	1.65
Year ended 12/31/18	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.30	96,339	0.61	0.61	1.30

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

8        Invesco V.I. Government Money Market Fund

Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
◾
You invest $10,000 in the Fund and hold it for the entire 10-year period;
◾
Your investment has a 5% return before expenses each year; and
◾
The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Series I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.72%	9.66%	14.84%	20.26%	25.94%	31.88%	38.10%	44.62%	51.45%	58.60%
End of Year Balance	$10,472.00	$10,966.28	$11,483.89	$12,025.93	$12,593.55	$13,187.97	$13,810.44	$14,462.29	$15,144.91	$15,859.75
Estimated Annual Expenses	$28.66	$30.01	$31.43	$32.91	$34.47	$36.09	$37.80	$39.58	$41.45	$43.41

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.47%	9.14%	14.02%	19.11%	24.44%	30.00%	35.81%	41.88%	48.23%	54.85%
End of Year Balance	$10,447.00	$10,913.98	$11,401.84	$11,911.50	$12,443.94	$13,000.19	$13,581.29	$14,188.38	$14,822.60	$15,485.17
Estimated Annual Expenses	$54.18	$56.61	$59.14	$61.78	$64.54	$67.43	$70.44	$73.59	$76.88	$80.32

1
Your actual expenses may be higher or lower than those shown.
9        Invesco V.I. Government Money Market Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Fund’s most recent portfolio holdings, as filed on Form N-MFP, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-MFP, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco V.I. Government Money Market Fund SEC 1940 Act file number: 811-07452

invesco.com/us	VIGMKT-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco V.I. Government Securities Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
◾
is not FDIC insured;
◾
may lose value; and
◾
is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco V.I. Government Securities Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.48%	0.48%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	0.20	0.20

Total Annual Fund Operating Expenses	0.68	0.93

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$69	$218	$379	$847

Series II shares	$95	$296	$515	$1,143

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 168% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities issued, guaranteed or otherwise backed by the U.S. Government, its agencies, instrumentalities or sponsored corporations (each, a “Federal Agency”), and in derivatives and other instruments that have economic characteristics similar to such securities. These securities include: (1) direct obligations of the U.S. Treasury, including bills, notes and bonds, and (2) obligations issued or guaranteed by Federal Agencies and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the Federal Agency. The Fund primarily invests in fixed income securities of the following types: callable bonds that can be redeemed by the issuer prior to their stated maturity; bullet-maturity debt bonds with a stated maturity date; mortgage-backed securities (MBS) consisting of interests in underlying mortgages with maturities of up to thirty years; and U.S. Treasury and Federal Agency holdings, including U.S. Treasury Inflation Protected Securities (TIPS). TIPS are publicly issued, dollar denominated U.S. government securities issued by the U.S. Treasury that have principal and interest payments linked to official inflation (as measured by the Consumer Price Index or CPI) and their payments are supported by the full faith and credit of the United States.
The Fund may purchase mortgage-backed and asset-backed securities such as collateralized mortgage obligations (CMOs), collateralized loan obligations (CLOs) and collateralized debt obligations (CDOs). The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities. Some of the securities that the Fund invests in may be subject to resale restrictions and are exempt from registration under the Securities Act of 1933, as amended (Securities Act), such as those contained in Rule 144A promulgated under the Securities Act.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund may buy or sell a security with payment and delivery taking place in the future. The Fund may also engage in “to be announced” (TBA) transactions, which are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis. The Fund may engage in short sales of TBA mortgages, including short sales on TBA mortgages the Fund does not own.
The Fund can invest in derivative instruments, including swap contracts, options and futures contracts.
The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can further use volatility swaps and credit default swaps to manage interest rate exposure; and total return swaps to manage interest rate and credit exposures.
The Fund can use options, including swaptions (options on swaps), to manage interest rate risk. The Fund can further use options on bond or rate futures to manage interest rate exposure.
The Fund can use futures contracts, including interest rate futures contracts, to increase or reduce exposure to changes in interest rates. The Fund can also use futures contracts, including Treasury futures, to gain exposure to the U.S. Treasury and Federal Agency MBS markets while deploying Fund assets in other securities.
The portfolio managers utilize the Bloomberg Intermediate U.S. Government Index as a reference in structuring the portfolio. The portfolio managers decide on appropriate risk factors such as duration, the shape of the U.S. Treasury yield curve, Federal Agency exposure, Federal Agency MBS exposure, and TIPS exposure relative to this index. The portfolio managers then employ proprietary technology to calculate appropriate position sizes for each of these risk factors. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialist decision makers in positioning the Fund to generate alpha (return on investments in excess of the Bloomberg Intermediate U.S. Government Index).
The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining efficient ways (in terms of cost-efficiency and selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.
1        Invesco V.I. Government Securities Fund

Specialists employ a bottom-up approach to recommending larger or smaller exposure to specific risk factors. In general, specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. The portfolio managers consider the recommendations of these market-specific specialists in adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology.
Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield, curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.
The Fund invests in securities of all maturities, but will maintain a weighted average effective maturity for the portfolio of between three and ten years.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund's income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, the Fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately-issued mortgage-related securities are not subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately-issued mortgage-related securities may have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics. The Fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages.
Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if the Fund invests in CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of the CLO that absorb losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.
TBA Transactions Risk. TBA transactions involve the risk of loss if the securities received are less favorable than what was anticipated by the Fund when entering into the TBA transaction, or if the counterparty fails to deliver the securities. When the Fund enters into a short sale of a TBA mortgage it does not own, the Fund may have to purchase deliverable mortgages to settle the short sale at a higher price than anticipated, thereby causing a loss. As there is no limit on how much the price of mortgage securities can increase, the Fund’s exposure is unlimited. The Fund may not always be
2        Invesco V.I. Government Securities Fund

able to purchase mortgage securities to close out the short position at a particular time or at an acceptable price. In addition, taking short positions results in a form of leverage, which could increase the volatility of the Fund’s share price.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Inflation-Indexed Securities Risk. The values of inflation-indexed securities generally fluctuate in response to changes in real interest rates. Because of the inflation-adjustment feature, these securities typically have lower yields than traditional fixed-rate securities with similar maturities. Normally inflation-indexed securities will decline in price when real interest rates rise which could cause losses for the Fund. As a result, the Fund's income from its investments in these securities is likely to fluctuate considerably more than the income distributions of its investments in more traditional fixed-income securities.
When-Issued, Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions subject the Fund to market risk because the value or yield of a security at delivery may be more or less than the purchase price or yield generally available when delivery occurs, and counterparty risk because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on the Fund because the Fund commits to purchase securities that it does not have to pay for until a later date, which increases the Fund’s overall investment exposure and, as a result, its volatility.
Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.
LIBOR Transition Risk. The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. Regulators and financial industry working groups in several jurisdictions have worked over the past several years to identify alternative reference rates (“ARRs”) to replace LIBOR and to assist with the transition to the new ARRs. For example, the Federal Reserve Bank of New York has identified the
Secured Overnight Financing Rate (“SOFR”) as the intended replacement to USD LIBOR and foreign regulators have proposed other interbank offered rates, such as the Sterling Overnight Index Average (“SONIA”) and other replacement rates, which could also be adopted. Consequently, the publication of most LIBOR rates ceased at the end of 2021, but a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates. Additionally, key regulators have instructed banking institutions to cease entering into new contracts that reference these USD LIBOR settings after December 31, 2021, subject to certain limited exceptions.
There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. For example, there can be no assurance that the composition or characteristics of any ARRs or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, although regulators have generally prohibited banking institutions from entering into new contracts that reference those USD LIBOR settings that continue to exist, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.
Commercial Paper Risk. The value of an investment in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates.
Rule 144A Securities and Other Exempt Securities Risk. The market for Rule 144A and other securities exempt from certain registration requirements typically is less active than the market for publicly-traded securities. Rule 144A and other exempt securities, which are also known as privately issued securities, carry the risk that their liquidity may become impaired and the Fund may be unable to dispose of the securities at a desirable time or price.
Active Trading Risk. Active trading of portfolio securities may result in added expenses and a lower return.
Financial Markets Regulatory Risk. Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark, a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund and a broad-based securities market benchmark (in that order). The bar chart and
3        Invesco V.I. Government Securities Fund

performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	March 31, 2020	3.70%
Worst Quarter	March 31, 2022	-4.88%

Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	5 Years	10 Years
Series I	5/5/1993	-10.29%	-0.12%	0.43%

Series II	9/19/2001	-10.58	-0.39	0.17

Bloomberg Intermediate U.S. Government Index		-7.73	0.46	0.69

Lipper VUF Intermediate U.S. Government Funds Classification Average		-10.75	-0.09	0.45

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		-13.01	0.02	1.06

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)

Portfolio Managers	Title	Length of Service on the Fund
Clint Dudley, CFA	Portfolio Manager	2009

Noelle Corum, CFA	Portfolio Manager	2019

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is total return, comprised of current income and capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities issued, guaranteed or otherwise backed by the U.S. Government, its agencies, instrumentalities or sponsored corporations (each, a “Federal Agency”), and in derivatives and other instruments that have economic characteristics similar to such securities. These securities include: (1) direct obligations of the U.S. Treasury, including bills, notes and bonds, and (2) obligations issued or guaranteed by Federal Agencies and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the Federal Agency. The Fund primarily invests in fixed income securities of the following types: callable bonds that can be redeemed by the issuer prior to their stated maturity; bullet-maturity debt bonds with a stated maturity date; MBS consisting of interests in underlying mortgages with maturities of up to thirty years; and U.S. Treasury and Federal Agency holdings, including TIPS. TIPS are publicly issued, dollar denominated U.S. government securities issued by the U.S. Treasury that have principal and interest payments linked to official inflation (as measured by the Consumer Price Index or CPI) and their payments are supported by the full faith and credit of the United States.
The Fund may purchase mortgage-backed and asset-backed securities such as CMOs, CLOs and CDOs. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities. Zero coupon securities are debt securities that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. Payment-in-kind securities are debt securities that pay interest through the issuance of additional securities. Some of the securities that the Fund invests in may be subject to resale restrictions and are exempt from registration under the Securities Act of 1933, as amended (Securities Act), such as those contained in Rule 144A promulgated under the Securities Act.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund may buy or sell a security with payment and delivery taking place in the future. The payment obligation and the interest rate are fixed at the time the Fund enters into the commitment. No income accrues on such securities until the date the Fund actually takes delivery of the securities. The Fund may also engage in TBA transactions, which are transactions in which a fund buys or sells MBS on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount at the time the TBA is entered into. The Fund may also engage in short sales of TBA mortgages, including short sales of TBA mortgages the Fund does not own. Generally, the Fund will sell a TBA mortgage short to (1) take advantage of an expected decline in mortgage
4        Invesco V.I. Government Securities Fund

valuations or (2) to hedge against the potential underperformance of the mortgage sector.
The Fund can invest in derivative instruments, including swap contracts, options and futures contracts.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other assets. The notional amount of a swap is based on the nominal or face amount of a reference asset that is used to calculate payments made on that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the value of the underlying asset to calculate payments between them through the life of the swap. The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can further use volatility swaps and credit default swaps to manage interest rate exposure; and total return swaps to manage interest rate and credit exposures.
An option is a derivative financial instrument that reflects a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options, including swaptions (options on swaps), to manage interest rate risk. The Fund can further use options on bond or rate futures to manage interest rate exposure.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including interest rate futures contracts, to increase or reduce exposure to changes in interest rates. The Fund can also use futures contracts, including Treasury futures, to gain exposure to the U.S. Treasury and Federal Agency MBS markets while deploying Fund assets in other securities.
The portfolio managers utilize the Bloomberg Intermediate U.S. Government Index as a reference in structuring the portfolio. The portfolio managers decide on appropriate risk factors such as duration, the shape of the U.S. Treasury yield curve, Federal Agency exposure, Federal Agency MBS exposure, and TIPS exposure relative to this index. The portfolio managers then employ proprietary technology to calculate appropriate position sizes for each of these risk factors. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialist decision makers in positioning the Fund to generate alpha (return on investments in excess of the Bloomberg Intermediate U.S. Government Index).
The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining efficient ways (in terms of cost-efficiency and selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.
Specialists employ a bottom-up approach to recommending larger or smaller exposure to specific risk factors. In general, specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. The portfolio managers consider the recommendations of these market-specific specialists in adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology.
Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield, curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.
The Fund invests in securities of all maturities, but will maintain a weighted average effective maturity for the portfolio of between three and ten years.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments,
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particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs and potentially lower the Fund’s performance returns.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund's income. Mortgage- and asset-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments and extend the life of the mortgage- and asset-backed securities, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall and would make the mortgage- and asset-backed securities more sensitive to interest rate changes. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of mortgage-backed securities and will result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, the Fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately-issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. As a result, the mortgage loans underlying privately-issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. The Fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages.
Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if the Fund invests in CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of the CLO that absorb losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction. TBA transactions also involve the risk that the counterparty will fail to deliver the securities, exposing the Fund to further losses. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, the Fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. If the Fund sells short TBA mortgages that it does not own and the mortgages increase in value, the Fund may be required to pay a higher price than anticipated to purchase the deliverable mortgages to settle the short sale and thereby incur a loss. A short position in TBA mortgages poses more risk than holding the same TBA mortgages long. It is possible that the market value of the mortgage
6        Invesco V.I. Government Securities Fund

securities the Fund holds in long positions will decline at the same time that the market value of the mortgage securities the Fund has sold short increases, thereby magnifying any losses. The more the Fund pays to purchase the mortgage securities sold short, the more it will lose on the transaction, which adversely affects its share price. The loss on a long position is limited to what the Fund originally paid for the TBA mortgage, together with any transaction costs. In short transactions, there is no limit on how much the price of a security can increase, thus the Fund’s exposure is theoretically unlimited. The Fund normally closes a short sale of TBA mortgages that it does not own by purchasing mortgage securities on the open market and delivering them to the broker. The Fund may not always be able to complete or “close out” the short position by purchasing mortgage securities at a particular time or at an acceptable price. The Fund incurs a loss if the Fund is required to buy the deliverable mortgage securities at a time when they have appreciated in value from the date of the short sale. The Fund will incur increased transaction costs associated with selling TBA mortgages short. In addition, taking short positions results in a form of leverage. As a result, changes in the value of a Fund’s investments will have a larger effect on its share price than if it did not engage in these transactions.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise avoid.
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Futures Contracts Risk. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.  Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Inflation-Indexed Securities Risk. Inflation-indexed securities typically provide principal and interest payments that are adjusted over time to reflect a rise (inflation) or a drop (deflation) in the general price level for goods and services. Because of the inflation-adjustment feature, these securities typically have lower yields than traditional fixed-rate securities with similar maturities. The values of inflation-indexed securities generally fluctuate in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities, which could cause losses for the Fund. Conversely, if inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed securities. The Fund's income from its investments in inflation-indexed securities is likely to fluctuate considerably more than the income distributions of its investments in more traditional fixed-income securities.
When-Issued Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the counterparty to complete the transaction
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may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. These transactions have a leveraging effect on the Fund because the Fund commits to purchase securities that it does not have to pay for until a later date. These investments therefore increase the Fund’s overall investment exposure and, as a result, its volatility. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made.
Zero Coupon or Pay-In-Kind Securities Risk. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.
LIBOR Transition Risk. The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. In the years following the 2008 financial crisis, the integrity of LIBOR was increasingly questioned because several banks contributing to its calculation were accused of rate manipulation and because of a general contraction in the unsecured interbank lending market. As a result, regulators and financial industry working groups in several jurisdictions have worked over the past several years to identify alternative reference rates (“ARRs”) to replace LIBOR and to assist with the transition to the new ARRs. For example, the Federal Reserve Bank of New York has identified the Secured Overnight Financing Rate (“SOFR”) as the intended replacement to USD LIBOR and foreign regulators have proposed other interbank offered rates, such as the Sterling Overnight Index Average (“SONIA”) and other replacement rates, which could also be adopted. Consequently, the publication of most LIBOR rates ceased at the end of 2021, but a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates. Additionally, key regulators have instructed banking institutions to cease entering into new contracts that reference these USD LIBOR settings after December 31, 2021, subject to certain limited exceptions.
There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. For example, there can be no assurance that the composition or characteristics of any ARRs or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, although regulators have generally prohibited banking institutions from entering into new contracts that reference those USD LIBOR settings that continue to exist, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.
Commercial Paper Risk. The value of the Fund’s investment in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity in order to finance current operations, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investments in commercial paper are subject to the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding obligations. In addition, under certain circumstances commercial paper may become illiquid or may suffer from reduced liquidity. Issuers generally do not register their commercial paper with the SEC.
Rule 144A Securities and Other Exempt Securities Risk. The Fund may invest in Rule 144A securities and other types of exempt securities, which are not registered for sale pursuant to an exemption from registration under the Securities Act of 1933, as amended. These securities are also known as privately issued securities, and typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Although such securities may be determined to be liquid in accordance with the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended, if there are an insufficient number of qualified institutional buyers interested in purchasing such securities at a particular time, the Fund may have difficulty selling such securities at a desirable time or price. As a result, the Fund’s investment in such securities may be subject to increased liquidity risk. In addition, the issuers of Rule 144A securities may require their qualified institutional buyers (such as the Fund) to keep certain offering information confidential, which could adversely affect the ability of the Fund to sell such securities.
Active Trading Risk. Active trading of portfolio securities may result in high brokerage costs, which may lower the Fund’s actual return. Active trading also may increase the proportion of the Fund’s gains that are short term.
Financial Markets Regulatory Risk. Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad, changes to the monetary policy by the Federal Reserve or other regulatory actions, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal government shutdown, and threats not to increase or suspend the federal government’s debt limit, may affect investor and consumer confidence, increase volatility in the financial markets, perhaps suddenly and to a significant degree, result in higher interest rates, and even raise concerns about the U.S. government’s credit rating and ability to service its debt. Such changes and events may adversely impact the Fund’s operations, universe of potential investment options, and return potential.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
8        Invesco V.I. Government Securities Fund

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser received compensation of 0.48% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
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Clint Dudley, CFA, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1998.
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Noelle Corum, CFA, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2010.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has
9        Invesco V.I. Government Securities Fund

adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However,
10        Invesco V.I. Government Securities Fund

the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of
11        Invesco V.I. Government Securities Fund

0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.
12        Invesco V.I. Government Securities Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/22	$11.48	$0.15	$(1.33)	$(1.18)	$(0.22)	$10.08	(10.29)%	$177,203	0.68%	0.68%	1.38%	168%
Year ended 12/31/21	12.04	0.11	(0.38)	(0.27)	(0.29)	11.48	(2.27)	235,924	0.68	0.68	0.92	170
Year ended 12/31/20	11.61	0.20	0.53	0.73	(0.30)	12.04	6.27	257,369	0.67	0.67	1.64	346
Year ended 12/31/19	11.22	0.25	0.43	0.68	(0.29)	11.61	6.07	251,440	0.68	0.68	2.18	35
Year ended 12/31/18	11.41	0.25	(0.19)	0.06	(0.25)	11.22	0.56	279,476	0.69	0.69	2.25	25

Series II
Year ended 12/31/22	11.37	0.12	(1.32)	(1.20)	(0.19)	9.98	(10.58)	159,919	0.93	0.93	1.13	168
Year ended 12/31/21	11.92	0.08	(0.37)	(0.29)	(0.26)	11.37	(2.43)	196,932	0.93	0.93	0.67	170
Year ended 12/31/20	11.50	0.17	0.52	0.69	(0.27)	11.92	5.97	185,071	0.92	0.92	1.39	346
Year ended 12/31/19	11.12	0.22	0.42	0.64	(0.26)	11.50	5.75	174,828	0.93	0.93	1.93	35
Year ended 12/31/18	11.31	0.22	(0.19)	0.03	(0.22)	11.12	0.29	191,725	0.94	0.94	2.00	25

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
13        Invesco V.I. Government Securities Fund

Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
◾
You invest $10,000 in the Fund and hold it for the entire 10-year period;
◾
Your investment has a 5% return before expenses each year; and
◾
The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Series I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.32%	8.83%	13.53%	18.43%	23.55%	28.89%	34.45%	40.26%	46.32%	52.64%
End of Year Balance	$10,432.00	$10,882.66	$11,352.79	$11,843.23	$12,354.86	$12,888.59	$13,445.38	$14,026.22	$14,632.15	$15,264.26
Estimated Annual Expenses	$69.47	$72.47	$75.60	$78.87	$82.27	$85.83	$89.54	$93.40	$97.44	$101.65

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.07%	8.31%	12.71%	17.30%	22.08%	27.04%	32.21%	37.60%	43.20%	49.02%
End of Year Balance	$10,407.00	$10,830.56	$11,271.37	$11,730.11	$12,207.53	$12,704.38	$13,221.44	$13,759.56	$14,319.57	$14,902.38
Estimated Annual Expenses	$94.89	$98.75	$102.77	$106.96	$111.31	$115.84	$120.56	$125.46	$130.57	$135.88

1
Your actual expenses may be higher or lower than those shown.
14        Invesco V.I. Government Securities Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco V.I. Government Securities Fund SEC 1940 Act file number: 811-07452

invesco.com/us	VIGOV-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco V.I. Growth and Income Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
◾
is not FDIC insured;
◾
may lose value; and
◾
is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco V.I. Growth and Income Fund

Fund Summary
Investment Objective(s)
The Fund's investment objective is to seek long-term growth of capital and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.57%	0.57%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	0.18	0.18

Total Annual Fund Operating Expenses	0.75	1.00

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$77	$240	$417	$930

Series II shares	$102	$318	$552	$1,225

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36%% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc. (Invesco or the Adviser) seeks to achieve the Fund’s investment objective by investing primarily in income-producing equity securities, which include common stocks and convertible securities.
The Fund may invest in securities of issuers of all capitalization sizes; however, under normal market conditions, it is currently expected that the Fund will invest a substantial percentage of its assets in large-capitalization issuers.
The Fund may invest up to 15% of its net assets in real estate investment trusts (REITs).
The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include depositary receipts.
The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and options.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use futures contracts to seek exposure to certain asset classes and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund can use options to seek alpha (return on investments in excess of the Russell 1000® Value Index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. The portfolio managers look for catalysts for change that may positively impact a company. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor such as an improvement in industry conditions or a regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company.
The Fund may dispose of a security when, in the opinion of the portfolio managers, the security reaches the portfolio managers’ estimate of value or when the portfolio managers identify a more attractive investment opportunity.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the
1        Invesco V.I. Growth and Income Fund

price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks that apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade and therefore considered to have more speculative characteristics and greater susceptibility to default or decline in market value than investment grade securities.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be adversely affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid than larger companies. If a real estate related company defaults on certain types of debt obligations held by the Fund, the Fund may acquire real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Value Investing Risk. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause a fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of value companies may underperform the securities of growth companies or the overall stock market.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative,
2        Invesco V.I. Growth and Income Fund

regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark, a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	December 31, 2020	21.73%
Worst Quarter	March 31, 2020	-31.33%

Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	5 Years	10 Years
Series I	12/23/1996	-5.75%	6.04%	10.15%

Series II	9/18/2000	-6.00	5.77	9.87

Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		-7.54	6.67	10.29

Lipper VUF Large-Cap Value Funds Index		-6.90	6.87	10.16

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		-18.11	9.42	12.56

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)

Portfolio Managers	Title	Length of Service on the Fund
Brian Jurkash	Portfolio Manager (co-lead)	2015

Matthew Titus, CFA	Portfolio Manager (co-lead)	2016

Sergio Marcheli	Portfolio Manager	2010 (predecessor fund 2003)*

*Predecessor fund refers to the Van Kampen Life Investment Trust Growth and Income Portfolio, which was reorganized into the Fund after the close of business on June 1, 2010.
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is to seek long-term growth of capital and income. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in income-producing equity securities, which include common stocks and convertible securities.
The Fund may invest in securities of issuers of all capitalization sizes; however, under normal market conditions, it is currently expected that the Fund will invest a substantial percentage of its assets in large-capitalization issuers.
The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. A company's “market capitalization” is the value of its outstanding stock.
The Fund may invest up to 15% of its net assets in REITs. REITs pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs.
The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include depositary receipts. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.
The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and options.
A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to
3        Invesco V.I. Growth and Income Fund

hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts to seek exposure to certain asset classes and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
An option is a derivative financial instrument that reflects a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options to seek alpha (return on investments in excess of the Russell 1000® Value Index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. The portfolio managers look for catalysts for change that may positively impact a company. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor such as an improvement in industry conditions or a regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company.
The Fund may dispose of a security when, in the opinion of the portfolio managers, the security reaches the portfolio managers’ estimate of value or when the portfolio managers identify a more attractive investment opportunity.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally.
The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of
4        Invesco V.I. Growth and Income Fund

investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible securities can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. Since a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events. These convertible securities are subject to an increased risk of loss and are generally subordinate in rank to other debt obligations of the issuer. Convertible securities may be rated below investment grade and therefore considered to have more speculative characteristics and greater susceptibility to default or decline in market value than investment grade securities.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. In addition, investors might seek to trade Fund shares based on their knowledge or understanding of the value of smaller company securities (this is sometimes referred to as “price arbitrage”), which could interfere with the efficient management of the Fund. Since small and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The relative sizes of companies may change over time as the securities market changes, and the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased due to market fluctuations.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. The prices of stocks of issuers in a sector or group of industries may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries. Information about the Fund’s investment in a market sector or group of industries is available in its annual and semi-annual reports to shareholders and in its reports on Form N-PORT filed with the SEC.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be adversely affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies. Real estate companies, including REITs or similar structures, tend to be small- and mid-cap companies and their shares may be more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults on certain types of debt obligations held by the Fund, the Fund may
5        Invesco V.I. Growth and Income Fund

acquire real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise avoid.
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Forward Foreign Currency Contracts Risk. Forward foreign currency contracts are used to lock in the U.S. dollar price of a security denominated in a foreign currency or protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. They are subject to the risk that anticipated currency movements will not be accurately predicted or do not correspond accurately to changes in the value of the fund's holdings, which could result in losses and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the currency increases. A forward foreign currency contract may also result in losses in the event of a default or bankruptcy of the counterparty.
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Futures Contracts Risk. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
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Options Risk. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying investment at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying investment at a disadvantageous price. If the Fund sells a call option on an investment that the Fund owns (a “covered call”) and the investment has increased in value when the option is exercised, the Fund will be required to sell the investment at the call price and will not be able to realize any of the investment’s value above the call price. Options may involve economic leverage, which could result in greater price volatility than other investments.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.  Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Value Investing Risk. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value investing approach could also lead to acquiring fewer securities that might experience rapid price increases during times of market advances. This could cause the investments to underperform strategies that seek capital appreciation by employing only a growth or other non-value approach. Value investing has also gone in and out of favor during past market cycles and is likely to continue to do so. During periods when value investing is out of favor or when markets are unstable, the securities of value companies may underperform the securities of growth companies or the overall stock market.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular
6        Invesco V.I. Growth and Income Fund

investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser received compensation of 0.57% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
◾
Brian Jurkash (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2000.
◾
Matthew Titus, CFA (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2016. From 2004 to 2016, he was employed by American Century Investments, where he served as co-manager of the firm's relative value fund and most recently served as lead manager of such fund.
◾
Sergio Marcheli, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Marcheli served as Portfolio Manager of the predecessor fund since 2003.
A lead or co-lead manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead or co-lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also
7        Invesco V.I. Growth and Income Fund

accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a
8        Invesco V.I. Growth and Income Fund

merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners
9        Invesco V.I. Growth and Income Fund

should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.
10        Invesco V.I. Growth and Income Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/22	$23.70	$0.31	$(1.72)	$(1.41)	$(0.38)	$(2.14)	$(2.52)	$19.77	(5.80)%	$168,516	0.75%	0.75%	1.42%	36%
Year ended 12/31/21	18.72	0.26	5.07	5.33	(0.35)	—	(0.35)	23.70	28.51	186,508	0.74	0.74	1.17	29
Year ended 12/31/20	19.09	0.31	(0.01)	0.30	(0.39)	(0.28)	(0.67)	18.72	2.09	157,478	0.75	0.75	1.90	46
Year ended 12/31/19	17.51	0.37	3.84	4.21	(0.38)	(2.25)	(2.63)	19.09	25.19	187,097	0.73	0.74	1.91	62
Year ended 12/31/18	22.70	0.36	(2.95)	(2.59)	(0.47)	(2.13)	(2.60)	17.51	(13.38)	166,306	0.75	0.75	1.63	32

Series II
Year ended 12/31/22	23.66	0.26	(1.72)	(1.46)	(0.29)	(2.14)	(2.43)	19.77	(6.00)	1,027,754	1.00	1.00	1.17	36
Year ended 12/31/21	18.70	0.20	5.07	5.27	(0.31)	—	(0.31)	23.66	28.19	1,475,584	0.99	0.99	0.92	29
Year ended 12/31/20	19.06	0.27	(0.01)	0.26	(0.34)	(0.28)	(0.62)	18.70	1.85	1,415,923	1.00	1.00	1.65	46
Year ended 12/31/19	17.48	0.32	3.83	4.15	(0.32)	(2.25)	(2.57)	19.06	24.85	1,513,105	0.98	0.99	1.66	62
Year ended 12/31/18	22.66	0.30	(2.95)	(2.65)	(0.40)	(2.13)	(2.53)	17.48	(13.59)	1,085,260	1.00	1.00	1.38	32

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
11        Invesco V.I. Growth and Income Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco V.I. Growth and Income Fund SEC 1940 Act file number: 811-07452

invesco.com/us	VK-VIGRI-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco V.I. Health Care Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
◾
is not FDIC insured;
◾
may lose value; and
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is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco V.I. Health Care Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.75%	0.75%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	0.21	0.21

Total Annual Fund Operating Expenses	0.96	1.21

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$98	$306	$531	$1,178

Series II shares	$123	$384	$665	$1,466

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged primarily in health care-related industries, and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund uses various criteria to determine whether an issuer is engaged in health care-related industries, including whether (1) it derives 50% or more of its gross income or its net sales from activities in the health care industry; (2) it devotes 50% or more of its assets to producing revenues from the health care industry; or (3) based on other available information the Fund’s portfolio manager determines that its primary business is within the health care industry. Such other available information may include industry classifications from any one or more third-party providers, such as the S&P Global Industry Classification Standard (GICS), the North American Industry Classification System (NAICS), or the Bloomberg Industry Classification System (BICS). Issuers engaged in health care-related industries include those that design, provide, distribute, manufacture, or sell products or services used for or in connection with health care or medicine (such as pharmaceutical issuers, biotechnology research firms, companies that make or sell medical products, and companies that own or operate health care facilities and systems).
The Fund invests primarily in equity securities, including common and preferred stock, and depositary receipts.
The Fund may invest in the securities of issuers of all capitalization sizes and may invest a significant amount of its net assets in the securities of small- and mid-capitalization issuers.
The Fund may invest in securities of foreign issuers including up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund can invest in derivative instruments, including forward foreign currency contracts. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
In selecting securities for the Fund, the portfolio manager first screens the global investment universe. Securities of issuers with a minimum market capitalization threshold are considered for further evaluation if they are identified as having attractive growth prospects relative to their current valuations. The portfolio manager uses a research-oriented bottom-up investment approach, focusing on issuer fundamentals in an effort to uncover future growth prospects that are not yet appreciated by the market.
In analyzing specific industries, the portfolio manager ordinarily looks for above-average growth and demand; below-average reimbursement risk; and high barriers to entry. In analyzing specific issuers, the portfolio manager ordinarily looks for leading issuers with defensible franchises; issuers with a solid 18- to 24-month outlook; value-added and/or niche-oriented products and/or services; potential to expand margins and improve profitability; superior earnings-per-share growth; a strong balance sheet and moderate financial leverage; a capable management team; and potential for downside business risks.
Security selection is then further refined by valuation analysis. In general, the portfolio manager targets securities trading at attractive valuations based upon one or more of the following parameters: price-to-earnings (P/E); P/E ratio versus expected earnings per share growth rate; enterprise value to earnings before interest, taxes, depreciation and amortization (EBITDA); discounted cash flow analysis; sum of parts analysis and asset/scarcity value. Additionally, the position is sized in an effort to manage risk-adjusted returns. The portfolio manager’s focused investment approach may result in the Fund focusing its investments in a limited number of issuers relative to other funds with similar investment strategies.
The portfolio manager will consider selling the security of an issuer if, among other things, (1) the issuer’s fundamentals deteriorate; (2) if more compelling opportunities exist; or (3) the security’s price reaches its valuation target.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
1        Invesco V.I. Health Care Fund

Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Health Care Sector Risk. The Fund will concentrate its investments in the securities of domestic and foreign issuers in the health care sector. The health care sector is subject to significant government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products, services and facilities, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments can adversely affect companies in the health care sector.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Issuer Focus Risk. Although the Fund is classified as a diversified fund, it may focus its investments in a relatively small number of issuers. The greater the Fund's exposure to any single investment or issuer, the greater the losses the Fund may experience upon any single economic, market, business, political, regulatory, or other occurrence. As a result, there may be more fluctuation in the price of the Fund's shares.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an
2        Invesco V.I. Health Care Fund

underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of two style-specific benchmarks and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	December 31, 2019	19.82%
Worst Quarter	March 31, 2020	-16.57%

Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	5 Years	10 Years
Series I	5/21/1997	-13.32%	8.30%	10.24%

Series II	4/30/2004	-13.54	8.03	9.96

S&P Composite 1500® Health Care Index (reflects no deduction for fees, expenses or taxes)		-3.31	12.27	15.09

MSCI World Health Care Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		-5.41	10.20	12.02

MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		-18.14	6.14	8.85

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)

Portfolio Manager	Title	Length of Service on the Fund
Justin Livengood, CFA	Portfolio Manager	2020

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.
3        Invesco V.I. Health Care Fund

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged primarily in health care-related industries, and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund uses various criteria to determine whether an issuer is engaged in health care-related industries, including whether (1) it derives 50% or more of its gross income or its net sales from activities in the health care industry; (2) it devotes 50% or more of its assets to producing revenues from the health care industry; or (3) based on other available information, the Fund’s portfolio manager determines that its primary business is within the health care industry. Such other available information may include industry classifications from any one or more third-party providers, such as GICS, NAICS or BICS. Issuers engaged in health care-related industries include those that design, provide, distribute, manufacture, or sell products or services used for or in connection with health care or medicine (such as pharmaceutical issuers, biotechnology research firms, companies that make or sell medical products, and companies that own or operate health care facilities and systems).
The Fund invests primarily in equity securities, including common and preferred stock, and depositary receipts. A depositary receipt is generally issued by a bank or other financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.
The Fund may invest in the securities of issuers of all capitalization sizes, and may invest a significant amount of its net assets in the securities of small- and mid-capitalization issuers.
The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of market capitalizations of the largest and smallest capitalized companies included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. A company's “market capitalization” is the value of its outstanding stock.
The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of market capitalizations of the largest and smallest capitalized companies included in the Russell Midcap® Index during the most recent 11-month period (based on the month-end data) plus the most recent data during the current month.
The Fund may invest in securities of foreign issuers including up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund can invest in derivative instruments, including forward foreign currency contracts. A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
In selecting securities for the Fund, the portfolio manager first screens the global investment universe. Securities of issuers with a minimum market capitalization threshold are considered for further evaluation if they are identified as having attractive growth prospects relative to their current valuations. The portfolio manager uses a research-oriented bottom-up investment approach, focusing on issuer fundamentals in an effort to uncover future growth prospects that are not yet appreciated by the market.
In analyzing specific industries, the portfolio manager ordinarily looks for above-average growth and demand; below-average reimbursement risk; and high barriers to entry. In analyzing specific issuers, the portfolio manager ordinarily looks for leading issuers with defensible franchises; issuers with a solid 18- to 24 month outlook; value-added and/or niche-oriented products and/or services; potential to expand margins and improve profitability; superior earnings-per-share growth; a strong balance sheet and moderate financial leverage; a capable management team; and potential for downside business risks.
Security selection is then further refined by valuation analysis. In general, the portfolio manager targets securities trading at attractive valuations based upon one or more of the following parameters: P/E; P/E ratio versus expected earnings per share growth rate; enterprise value to EBITDA; discounted cash flow analysis; sum of parts analysis and asset/scarcity value. Additionally, the position is sized in an effort to manage risk-adjusted returns. The portfolio manager's focused investment approach may result in the Fund focusing its investments in a limited number of issuers relative to other funds with similar investment strategies.
The portfolio manager will consider selling the security of an issuer if, among other things, (1) the issuer’s fundamentals deteriorate; (2) if more compelling opportunities exist; or (3) the security’s price reaches its valuation target.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio manager may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio manager does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to
4        Invesco V.I. Health Care Fund

Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Health Care Sector Risk. The Fund will concentrate its investments in the securities of domestic and foreign issuers in the health care sector. The health care sector is subject to significant government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products, services and facilities, pricing pressure, an increased emphasis on outpatient services, a limited number of products and product obsolescence due to industry innovation, changes in technologies and other market developments. A major source of revenue for the health care sector is payments from Medicare and Medicaid programs. As a result, the sector is sensitive to legislative changes and reductions in governmental spending for such programs, as well as state or local health care reform measures. Companies in the health care sector depend heavily on patent protection. The process of obtaining patent approval can be long and costly, and the expiration of patents may adversely affect the profitability of companies in this sector. Health care companies also are subject to extensive litigation based on product liability and similar claims. Health care companies are subject to competitive forces that may make raising prices difficult and, at times, may result in price discounting. In addition, companies in the health care sector may be thinly capitalized and therefore may be susceptible to product obsolescence.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. In addition, investors might seek to trade Fund shares based on their knowledge or understanding of the value of smaller company securities (this is sometimes referred to as “price arbitrage”), which could interfere with the efficient management of the Fund. Since small and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The relative sizes of companies may change over time as the securities market changes, and the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased due to market fluctuations.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less
5        Invesco V.I. Health Care Fund

stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Unexpected market closures may also affect investments in emerging markets. Settlement procedures may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in value of the portfolio security, a decrease in the level of liquidity of the portfolio, or, if there is a contract to sell the security, a possible liability to the purchaser.
Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries may impose material limitations on Public Company Accounting Oversight Board (PCAOB) inspection, investigation and enforcement capabilities, which can hinder the PCAOB’s ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets. There is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards.
Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging market countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking). Certain governments may require approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change.
Emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. The governments in some emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Other risks of investing in emerging market securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Issuer Focus Risk. Although the Fund is classified as a diversified fund, it may focus its investments in a relatively small number of issuers. The greater the Fund's exposure to any single investment or issuer, the greater the losses the Fund may experience upon any single economic, market, business, political, regulatory, or other occurrence. As a result, there may be more fluctuation in the price of the Fund's shares.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative
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instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise avoid.
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Forward Foreign Currency Contracts Risk. Forward foreign currency contracts are used to lock in the U.S. dollar price of a security denominated in a foreign currency or protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. They are subject to the risk that anticipated currency movements will not be accurately predicted or do not correspond accurately to changes in the value of the fund's holdings, which could result in losses and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the currency increases. A forward foreign currency contract may also result in losses in the event of a default or bankruptcy of the counterparty.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.  Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser received compensation of 0.75% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Manager
The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:
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Justin Livengood, CFA, Portfolio Manager, who has been responsible for
7        Invesco V.I. Health Care Fund

the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2019. From 2006 to 2019, Mr. Livengood was associated with OppenheimerFunds, a global asset management firm.
More information on the portfolio manager may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
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The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted
9        Invesco V.I. Health Care Fund

prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
10        Invesco V.I. Health Care Fund

In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.
11        Invesco V.I. Health Care Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/22	$33.86	$0.01	$(4.68)	$(4.67)	$—	$(4.04)	$(4.04)	$25.15	(13.32)%	$130,673	0.96%	0.96%	0.04%	47%
Year ended 12/31/21	33.69	(0.08)	4.17	4.09	(0.07)	(3.85)	(3.92)	33.86	12.30	158,669	0.97	0.97	(0.25)	55
Year ended 12/31/20	30.23	0.04	4.26	4.30	(0.10)	(0.74)	(0.84)	33.69	14.46	155,598	0.98	0.98	0.13	46
Year ended 12/31/19	23.41	0.08	7.40	7.48	(0.01)	(0.65)	(0.66)	30.23	32.50	149,954	0.97	0.97	0.32	8
Year ended 12/31/18	26.44	0.03(d)	0.59	0.62	—	(3.65)	(3.65)	23.41	0.90	129,377	1.00	1.00	0.10(d)	35

Series II
Year ended 12/31/22	31.62	(0.05)	(4.39)	(4.44)	—	(4.04)	(4.04)	23.14	(13.54)	65,285	1.21	1.21	(0.21)	47
Year ended 12/31/21	31.70	(0.16)	3.93	3.77	(0.00)(e)	(3.85)	(3.85)	31.62	12.05	81,524	1.22	1.22	(0.50)	55
Year ended 12/31/20	28.49	(0.03)	4.01	3.98	(0.03)	(0.74)	(0.77)	31.70	14.20	75,986	1.23	1.23	(0.12)	46
Year ended 12/31/19	22.14	0.02	6.98	7.00	—	(0.65)	(0.65)	28.49	32.18	70,763	1.22	1.22	0.07	8
Year ended 12/31/18	25.25	(0.04)(d)	0.58	0.54	—	(3.65)	(3.65)	22.14	0.62	60,306	1.25	1.25	(0.15)(d)	35

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended December 31, 2018. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.00 and (0.03)%, $(0.07) and (0.28)%, for Series I and Series II shares, respectively.

(e)	Amount represents less than $(0.005) per share.
12        Invesco V.I. Health Care Fund

Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
◾
You invest $10,000 in the Fund and hold it for the entire 10-year period;
◾
Your investment has a 5% return before expenses each year; and
◾
The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Series I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.04%	8.24%	12.62%	17.17%	21.90%	26.82%	31.95%	37.28%	42.82%	48.59%
End of Year Balance	$10,404.00	$10,824.32	$11,261.62	$11,716.59	$12,189.94	$12,682.42	$13,194.79	$13,727.86	$14,282.46	$14,859.47
Estimated Annual Expenses	$97.94	$101.90	$106.01	$110.30	$114.75	$119.39	$124.21	$129.23	$134.45	$139.88

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.79%	7.72%	11.81%	16.04%	20.44%	25.01%	29.74%	34.66%	39.77%	45.06%
End of Year Balance	$10,379.00	$10,772.36	$11,180.64	$11,604.38	$12,044.19	$12,500.66	$12,974.44	$13,466.17	$13,976.54	$14,506.25
Estimated Annual Expenses	$123.29	$127.97	$132.82	$137.85	$143.07	$148.50	$154.12	$159.97	$166.03	$172.32

1
Your actual expenses may be higher or lower than those shown.
13        Invesco V.I. Health Care Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco V.I. Health Care Fund SEC 1940 Act file number: 811-07452

invesco.com/us	I-VIGHC-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco V.I. High Yield Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
◾
is not FDIC insured;
◾
may lose value; and
◾
is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco V.I. High Yield Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.62%	0.62%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	0.24	0.24

Acquired Fund Fees and Expenses	0.02	0.02

Total Annual Fund Operating Expenses	0.88	1.13

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$90	$281	$488	$1,084

Series II shares	$115	$359	$622	$1,375

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that are determined to be below investment grade quality and in derivatives and other instruments that have economic characteristics similar to such securities. These types of securities are commonly referred to as junk bonds. Investment grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by Invesco Advisers, Inc. (Invesco or the Adviser) to be of comparable quality, each at the time of purchase. If two or more NRSROs have assigned different ratings to a security, the Adviser uses the lowest rating assigned.
The Fund will principally invest in junk bonds rated B or above by an NRSRO or, if unrated, deemed to be of comparable quality by the Adviser.
The Fund may invest in preferred stocks and convertible securities, which are securities that generally pay interest and may be converted into common stock.
The Fund may invest up to 25% of its net assets in foreign securities. With regard to foreign security holdings, up to 15% of the Fund’s net assets may be in securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles. The Fund may also invest in securities not considered foreign securities that carry foreign credit exposure.
The Fund may purchase mortgage-backed and asset-backed securities such as collateralized mortgage obligations (CMOs), collateralized loan obligations (CLOs) and collateralized debt obligations (CDOs). The Fund may invest up to 15% of its net assets in illiquid or thinly traded investments. The Fund also may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended. The Fund may also purchase municipal securities. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities. The Fund may also invest, subject to an overall 15% limit on loans, in loan participations or assignments.
The Fund may also invest in real estate investment trusts (REITs) and in the securities of other investment companies, including ETFs.
The Fund can invest in derivative instruments, including swap contracts, options, futures contracts and forward foreign currency contracts.
The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps, to gain or reduce exposure to an asset class or a particular issue. The Fund can further use swap contracts, including credit default index swaps, to hedge credit risk or take a position on a basket of credit entities and to gain or reduce exposure to an asset class or a particular issue; and use total return swaps to gain exposure to a reference asset.
The Fund can use options, including credit default swap options, to gain the right to enter into a credit default swap at a specified future date. The Fund can further use swaptions (options on swaps) to manage interest rate risk; currency options to manage currency exposure; and options on bond or rate futures to manage interest rate exposure.
The Fund can use futures contracts, including interest rate futures, to increase or reduce its exposure to interest rate changes. The Fund can also use currency futures contracts and/or forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
In selecting securities for the Fund’s portfolio, the Adviser focuses on securities that it believes have favorable prospects for high current income and the possibility of growth of capital. The Adviser conducts a bottom-up fundamental analysis of an issuer before its securities are purchased by the Fund. The fundamental analysis involves an evaluation by a team of credit analysts of an issuer’s financial statements in order to assess its financial condition. The credit analysts also assess the ability of an issuer to reduce its leverage (i.e., the amount of borrowed debt).
The bottom-up fundamental analysis is supplemented by an ongoing review of the securities’ relative value compared with other junk bonds, and a top-down analysis of sector and macro-economic trends, such as changes in interest rates.
1        Invesco V.I. High Yield Fund

The portfolio managers attempt to control the Fund’s risk by limiting the portfolio’s assets that are invested in any one security, and by diversifying the portfolio’s holdings over a number of different industries. Although the Fund is actively managed, it is reviewed regularly against its style-specific benchmark index (the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index) and its peer group index (the Lipper VUF High Yield Bond Funds Classification Average) to assess the portfolio’s relative risk and its positioning.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield, curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.
The credit research process utilized by the Fund to implement its investment strategy in pursuit of its investment objective considers factors that may include, but are not limited to, an issuer’s operations, capital structure and environmental, social and governance (“ESG”) considerations. Credit quality analysis for certain issuers therefore may consider whether any ESG factors pose a material financial risk or opportunity to an issuer. The Adviser may determine that ESG considerations are not material to certain issuers or types of investments held by the Fund. In addition, not all issuers or investments in the Fund may undergo a credit quality analysis that considers ESG factors, and not all investments held by the Fund will rate strongly on ESG criteria.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
High Yield Debt Securities (Junk Bond) Risk. Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to
2        Invesco V.I. High Yield Fund

participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Foreign Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
Restricted Securities Risk. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities and such securities may be difficult to value and may have significant volatility.
Rule 144A Securities and Other Exempt Securities Risk. The market for Rule 144A and other securities exempt from certain registration requirements typically is less active than the market for publicly-traded securities. Rule 144A and other exempt securities, which are also known as privately issued securities, carry the risk that their liquidity may become impaired and the Fund may be unable to dispose of the securities at a desirable time or price.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks that apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade and therefore considered to have more speculative characteristics and greater susceptibility to default or decline in market value than investment grade securities.
Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if the Fund invests in CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of the CLO that absorb losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund's income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund.
Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, the Fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately-issued mortgage-related securities are not subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately-issued mortgage-related securities may have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics. The Fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset
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value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted by the listing exchange; (4) a passively managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund may invest are leveraged, which may result in economic leverage, permitting the Fund to gain exposure that is greater than would be the case in an unlevered instrument and potentially resulting in greater volatility.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be adversely affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid than larger companies. If a real estate related company defaults on certain types of debt obligations held by the Fund, the Fund may acquire real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.
Senior Loans and Other Loans Risk. Risks associated with an investment in Senior Loans include credit risk, interest rate risk, liquidity risk, valuation risk and prepayment risk. These risks are typically associated with debt securities but may be heightened in part because of the limited public information regarding Senior Loans. Senior Loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell Senior Loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding Senior Loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. The value of Senior Loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Senior loans are also subject to the risk that a court could subordinate a senior loan or take other action detrimental to the holders of senior loans. Loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Loan investments are often issued in connection with highly leveraged transactions which are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy. Highly leveraged loans also may be less liquid than other loans. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations that may be assessed as part of a credit research process to implement the Fund's investment strategy in pursuit of its investment objective may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. The incorporation of ESG factors as part of a credit analysis may affect the Fund’s exposure to certain issuers or industries and may not work as intended. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers. There is no guarantee that the incorporation of ESG considerations will be additive to the Fund’s performance.
LIBOR Transition Risk. The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. Regulators and financial industry working groups in several jurisdictions have worked over the past several years to identify alternative reference rates (“ARRs”) to replace LIBOR and to assist with the transition to the new ARRs. For example, the Federal Reserve Bank of New York has identified the Secured Overnight Financing Rate (“SOFR”) as the intended replacement to USD LIBOR and foreign regulators have proposed other interbank offered rates, such as the Sterling Overnight Index Average (“SONIA”) and other replacement rates, which could also be adopted. Consequently, the publication of most LIBOR rates ceased at the end of 2021, but a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates. Additionally, key regulators have instructed banking institutions to cease entering into new contracts that reference these USD LIBOR settings after December 31, 2021, subject to certain limited exceptions.
There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. For example, there can be no assurance that the composition or characteristics of any ARRs or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, although regulators have generally prohibited banking institutions from entering into new contracts that reference those USD LIBOR settings that continue to exist, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark, a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
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Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	June 30, 2020	10.86%
Worst Quarter	March 31, 2020	-16.64%

Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	5 Years	10 Years
Series I	5/1/1998	-9.55%	1.36%	2.92%

Series II	3/26/2002	-9.55	1.10	2.67

Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)		-11.18	2.30	4.03

Lipper VUF High Yield Bond Funds Classification Average		-9.47	1.91	3.39

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		-13.01	0.02	1.06

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund
Niklas Nordenfelt, CFA	Portfolio Manager	2020

Rahim Shad	Portfolio Manager	2021

Philip Susser	Portfolio Manager	2021

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is total return, comprised of current income and capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that are determined to be below investment grade quality and in derivatives and other instruments that have economic characteristics similar to such securities. These types of securities are commonly referred to as junk bonds. Investment grade securities are: (i) securities rated BBB- or higher by S&P or Baa3 or higher by Moody’s or an equivalent rating by another NRSRO, (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. If two or more NRSROs have assigned different ratings to a security, the Adviser uses the lowest rating assigned.
The Fund will principally invest in junk bonds rated B or above by an NRSRO or, if unrated, deemed to be of comparable quality by the Adviser.
The Fund may invest in preferred stocks and convertible securities, which are securities that generally pay interest and may be converted into common stock.
The Fund may invest up to 25% of its net assets in foreign securities. With regard to foreign security holdings, up to 15% of the Fund’s net assets may be in securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles. The Fund may also invest in securities not considered foreign securities that carry foreign credit exposure.
The Fund may purchase mortgage-backed and asset-backed securities such as CMOs, CLOs and CDOs. The Fund may invest up to 15% of its net assets in illiquid or thinly traded investments. The Fund also may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended. The Fund may also purchase municipal securities. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities. Zero coupon securities are debt securities that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. Payment-in-kind securities are debt securities that pay interest through the issuance of additional securities. The Fund may also invest, subject to an overall 15% limit on loans, in loan participations or assignments.
The Fund may also invest in real estate investment trusts (REITs) and in the securities of other investment companies, including ETFs.
The Fund can invest in derivative instruments, including swap contracts, options, futures contracts and forward foreign currency contracts.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other assets. The notional amount of a swap is based on the nominal or face amount of a reference asset that is used to calculate payments made on that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the value of the
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underlying asset to calculate payments between them through the life of the swap. The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps, to gain or reduce exposure to an asset class or a particular issue. The Fund can further use swap contracts, including credit default index swaps, to hedge credit risk or take a position on a basket of credit entities and to gain or reduce exposure to an asset class or a particular issue; and total return swaps to gain exposure to a reference asset.
An option is a derivative financial instrument that reflects a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options, including credit default swap options, to gain the right to enter into a credit default swap at a specified future date. The Fund can further use swaptions (options on swaps) to manage interest rate risk; currency options to manage currency exposure; and options on bond or rate futures to manage interest rate exposure.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including interest rate futures, to increase or reduce its exposure to interest rate changes. The Fund can also use currency futures contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
In selecting securities for the Fund’s portfolio, the Adviser focuses on securities that it believes have favorable prospects for high current income and the possibility of growth of capital. The Adviser conducts a bottom-up fundamental analysis of an issuer before its securities are purchased by the Fund. The fundamental analysis involves an evaluation by a team of credit analysts of an issuer’s financial statements in order to assess its financial condition. The credit analysts also assess the ability of an issuer to reduce its leverage (i.e., the amount of borrowed debt).
The bottom-up fundamental analysis is supplemented by an ongoing review of the securities’ relative value compared with other junk bonds, and a top-down analysis of sector and macro-economic trends, such as changes in interest rates.
The portfolio managers attempt to control the Fund’s risk by limiting the portfolio’s assets that are invested in any one security, and by diversifying the portfolio’s holdings over a number of different industries. Although the Fund is actively managed, it is reviewed regularly against its style-specific benchmark index (the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index) and its peer group index (the Lipper VUF High Yield Bond Funds Classification Average) to assess the portfolio’s relative risk and its positioning.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield, curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.
The credit research process utilized by the Fund to implement its investment strategy in pursuit of its investment objective considers factors that may include, but are not limited to, an issuer’s operations, capital structure and environmental, social and governance (“ESG”) considerations. Credit quality analysis for certain issuers therefore may consider whether any ESG factors pose a material financial risk or opportunity to an issuer. The Adviser may determine that ESG considerations are not material to certain issuers or types of investments held by the Fund. In addition, not all issuers or investments in the Fund may undergo a credit quality analysis that considers ESG factors, and not all investments held by the Fund will rate strongly on ESG criteria.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall
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uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
High Yield Debt Securities (Junk Bond) Risk. The Fund’s investments in high yield debt securities (commonly referred to as “junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are more susceptible to default or decline in market value due to adverse economic, regulatory, political or company developments than higher rated or investment grade securities. Prices of high yield debt securities tend to be very volatile. These securities are less liquid than investment grade debt securities and may be difficult to sell at a desirable time or price, particularly in times of negative sentiment toward high yield securities.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs and potentially lower the Fund’s performance returns.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Unexpected market closures may also affect investments in emerging markets. Settlement procedures may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in value of the portfolio security, a decrease in the level of liquidity of the portfolio, or, if there is a contract to sell the security, a possible liability to the purchaser.
Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct
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adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries may impose material limitations on Public Company Accounting Oversight Board (PCAOB) inspection, investigation and enforcement capabilities, which can hinder the PCAOB’s ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets. There is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards.
Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging market countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking). Certain governments may require approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change.
Emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. The governments in some emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Other risks of investing in emerging market securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Foreign Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
Restricted Securities Risk. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. In addition, the Fund may get only limited information about the issuer of a restricted security and therefore may be less able to predict a loss.
Rule 144A Securities and Other Exempt Securities Risk. The Fund may invest in Rule 144A securities and other types of exempt securities, which are not registered for sale pursuant to an exemption from registration under the Securities Act of 1933, as amended. These securities are also known as privately issued securities, and typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Although such securities may be determined to be liquid in accordance with the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended, if there are an insufficient number of qualified institutional buyers interested in purchasing such securities at a particular time, the Fund may have difficulty selling such securities at a desirable time or price. As a result, the Fund’s investment in such securities may be subject to increased liquidity risk. In addition, the issuers of Rule 144A securities may require their qualified institutional buyers (such as the Fund) to keep certain offering information confidential, which could adversely affect the ability of the Fund to sell such securities.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred stock has a set dividend rate and ranks ahead of common stocks and behind debt securities in claims for dividends and for assets of the issuer in a liquidation or bankruptcy. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Convertible securities can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. Some convertible debt securities may be considered “equity equivalents” because of the feature that makes them convertible into common stock. Since a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events. These convertible securities are subject to an increased risk of loss and are generally subordinate in rank to other debt obligations of the issuer. Convertible securities may be rated below investment grade and therefore considered to have more speculative characteristics and greater susceptibility to default or decline in market value than investment grade securities.
Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if the Fund invests in CLOs that hold loans of uncreditworthy borrowers or if the Fund holds subordinate tranches of the CLO that absorb losses from the defaults before senior tranches. In addition, CLOs are subject to interest rate risk and credit risk.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund's income. Mortgage- and
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asset-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments and extend the life of the mortgage- and asset-backed securities, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall and would make the mortgage- and asset-backed securities more sensitive to interest rate changes. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of mortgage-backed securities and will result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, the Fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately-issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. As a result, the mortgage loans underlying privately-issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. The Fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages.
Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise avoid.
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Forward Foreign Currency Contracts Risk. Forward foreign currency contracts are used to lock in the U.S. dollar price of a security denominated in a foreign currency or protect against possible losses from changes in the relative value of the U.S. dollar against a foreign currency. They are subject to the risk that anticipated currency movements will not be accurately predicted or do not correspond accurately to changes in the value of the fund's holdings, which could result in losses and additional transaction costs. The use of forward contracts could reduce performance if there are unanticipated changes in currency prices. A contract to sell a foreign currency would limit any potential gain that might be realized if the value of the currency increases. A forward foreign currency contract may also result in losses in the event of a default or bankruptcy of the counterparty.
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Futures Contracts Risk. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
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Options Risk. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying investment at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying investment at a disadvantageous price. If the Fund sells a call option on an investment that the Fund owns (a “covered call”) and the investment has increased in value when the option is exercised, the Fund will be required to sell the investment at the call price and will not be able to realize any of the investment’s value above the call price. Options may involve economic leverage, which could result in greater price volatility than other investments.
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Swap Transactions Risk. Under U.S. financial reform legislation enacted in 2010, certain types of swaps are required to be executed on a regulated market and cleared through a central clearing house counterparty, which may entail further risks and costs for the Fund.  Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or may be centrally cleared. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted for clearing to a central clearing house counterparty, and the Fund faces the central clearing house counterparty by means of an account with a futures commission merchant that is a member of the clearing house.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.  Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) the market price of an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) a passively managed exchange-traded fund may not accurately track the performance of the reference asset; and (5) a passively managed exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund may invest are leveraged. Investing in leveraged exchange-traded funds may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investments, but nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument, which can result in greater volatility.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be adversely affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies. Real estate companies, including REITs or similar structures, tend to be small- and mid-cap companies and their shares may be more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults on certain types of debt obligations held by the Fund, the Fund may acquire real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
Zero Coupon or Pay-In-Kind Securities Risk. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.
Senior Loans and Other Loans Risk. There are a number of risks associated with an investment in Senior Loans including credit risk, interest rate risk, liquidity risk, valuation risk and prepayment risk. These risks are typically associated with debt securities but may be heightened in part because of the limited public information regarding Senior Loans. Senior Loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell Senior Loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding Senior Loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. The value of Senior Loans can be affected by, and is sensitive to, changes in government regulation and to economic downturns in the United States and abroad. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns.
In addition to the risks typically associated with debt securities, senior loans are also subject to the risk that a court could subordinate a senior
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loan, which typically holds a senior position in the capital structure of a borrower, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans. Loans usually have mandatory and optional prepayment provisions. If a borrower prepays a loan, the Fund will have to reinvest the proceeds in other loans or financial assets that may pay lower rates of return.
Loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. In addition, the lenders’ security interest or their enforcement of their security under the loan agreement may be found by a court to be invalid or the collateral may be used to pay other outstanding obligations of the borrower. The Fund’s access to collateral, if any, may be limited by bankruptcy, other insolvency laws, or by the type of loan the Fund has purchased. As a result, a collateralized loan may not be fully collateralized and can decline significantly in value.
Loan investments are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. These obligations are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy. Highly leveraged loans also may be less liquid than other loans. If the Fund voluntarily or involuntarily sold those types of loans, it might not receive the full value it expected.
Due to restrictions on transfers in loan agreements and the nature of the private syndication of loans including, for example, the lack of publicly-available information, some loans are not as easily purchased or sold as publicly-traded securities. Some loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when it wants to. Additionally, valuation of Senior Loans may require greater research due to limited public information available and elements of judgment may play a greater role in valuation since there may be a lack of objective data available. The market price of investments in floating rate loans is expected to be less affected by changes in interest rates than fixed-rate investments because floating rate loans pay a floating rate of interest that will fluctuate as market interest rates do and therefore should more closely track market movements in interest rates.
Direct investments in loans and, to a lesser degree, investments in participation interests in or assignments of loans may be limited. A limited availability of loans could reduce the amount of attractive investments for the Fund. If market demand for loans increases, the interest paid by loans that the Fund holds may decrease.
Compared to securities and to certain other types of financial assets, purchases and sales of loans take relatively longer to settle. This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders. If the Fund undertakes such measures, the Fund’s ability to pay redemption proceeds in a timely manner, as well as the Fund’s performance, may be adversely affected.
If the Fund invests in a loan via a participation, the Fund will be exposed to the ongoing counterparty risk of the entity providing exposure to the loan (and, in certain circumstances, such entity’s credit risk) in addition to the exposure the Fund has to the creditworthiness of the borrower. The terms of the participation may not entitle the Fund to all rights of a direct lender under the loan (for example, with respect to consent, voting or enforcement rights). Therefore, the Fund’s rights under a participation interest for a particular loan may be more limited than the rights of the original lender or an investor who acquires an assignment of that loan. Where the Fund invests in a loan via a participation, the Fund generally will have no right of direct recourse against the borrower or ability to otherwise directly enforce the terms of the loan agreement.
In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.
Environmental Social and Governance (ESG) Considerations Risk. The ESG considerations that may be assessed as part of a credit research process to implement the Fund's investment strategy in pursuit of its investment objective may vary, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. The incorporation of ESG factors as part of a credit analysis may affect the Fund’s exposure to certain issuers or industries and may not work as intended. The Fund may underperform other funds that do not incorporate ESG factors or that use a different methodology to identify and/or incorporate ESG factors. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic, which could negatively impact the ability to accurately assess credit quality, which could negatively impact the Fund’s performance. There is no guarantee that the incorporation of ESG considerations will be additive to the Fund’s performance.
LIBOR Transition Risk. The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. In the years following the 2008 financial crisis, the integrity of LIBOR was increasingly questioned because several banks contributing to its calculation were accused of rate manipulation and because of a general contraction in the unsecured interbank lending market. As a result, regulators and financial industry working groups in several jurisdictions have worked over the past several years to identify alternative reference rates (“ARRs”) to replace LIBOR and to assist with the transition to the new ARRs. For example, the Federal Reserve Bank of New York has identified the Secured Overnight Financing Rate (“SOFR”) as the intended replacement to USD LIBOR and foreign regulators have proposed other interbank offered rates, such as the Sterling Overnight Index Average (“SONIA”) and other replacement rates, which could also be adopted. Consequently, the publication of most LIBOR rates ceased at the end of 2021, but a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates. Additionally, key regulators have instructed banking institutions to cease entering into new contracts that reference these USD LIBOR settings after December 31, 2021, subject to certain limited exceptions.
There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. For example, there can be no assurance that the composition or characteristics of any ARRs or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, although regulators have generally prohibited banking institutions from entering into new contracts that reference those USD LIBOR settings that continue to exist, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the
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process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
In addition, Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser received compensation of 0.62% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
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Niklas Nordenfelt, CFA, Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2020. From 2003 to 2020, he was associated with Wells Fargo Asset Management where he served as a Managing Director, Senior Portfolio Manager and Co-Head of US High Yield.
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Rahim Shad, Portfolio Manager, who has been responsible for the Fund since 2021 and has been associated with Invesco and/or its affiliates since 2009.
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Philip Susser, Portfolio Manager, who has been responsible for the Fund since 2021 and has been associated with Invesco and/or its affiliates since 2021. From 2001 to 2020, he was associated with Wells Fargo Asset Management where he served as a Senior Portfolio Manager and co-head of US High Yield.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also
12        Invesco V.I. High Yield Fund

accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a
13        Invesco V.I. High Yield Fund

merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners
14        Invesco V.I. High Yield Fund

should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25%
per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.
15        Invesco V.I. High Yield Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/22	$5.23	$0.23	$(0.73)	$(0.50)	$(0.23)	$4.50	(9.55)%	$46,466	0.86%	0.86%	4.92%	89%
Year ended 12/31/21	5.26	0.20	0.03	0.23	(0.26)	5.23	4.38	40,989	0.94	0.94	3.83	103
Year ended 12/31/20	5.41	0.28	(0.12)	0.16	(0.31)	5.26	3.32	44,543	0.93	0.94	5.39	89
Year ended 12/31/19	5.06	0.29	0.39	0.68	(0.33)	5.41	13.51	50,190	0.88	0.89	5.45	54
Year ended 12/31/18	5.51	0.26	(0.43)	(0.17)	(0.28)	5.06	(3.35)	55,703	1.17	1.17	4.84	66

Series II
Year ended 12/31/22	5.16	0.22	(0.72)	(0.50)	(0.21)	4.45	(9.55)	99,637	1.11	1.11	4.67	89
Year ended 12/31/21	5.20	0.19	0.02	0.21	(0.25)	5.16	4.00	113,869	1.19	1.19	3.58	103
Year ended 12/31/20	5.36	0.26	(0.12)	0.14	(0.30)	5.20	2.90	103,568	1.18	1.19	5.14	89
Year ended 12/31/19	5.02	0.28	0.37	0.65	(0.31)	5.36	13.16	104,929	1.13	1.14	5.20	54
Year ended 12/31/18	5.46	0.25	(0.42)	(0.17)	(0.27)	5.02	(3.43)	86,236	1.42	1.42	4.59	66

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
16        Invesco V.I. High Yield Fund

Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
◾
You invest $10,000 in the Fund and hold it for the entire 10-year period;
◾
Your investment has a 5% return before expenses each year; and
◾
The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Series I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.12%	8.41%	12.88%	17.53%	22.37%	27.41%	32.66%	38.13%	43.82%	49.74%
End of Year Balance	$10,412.00	$10,840.97	$11,287.62	$11,752.67	$12,236.88	$12,741.04	$13,265.97	$13,812.53	$14,381.61	$14,974.13
Estimated Annual Expenses	$89.81	$93.51	$97.37	$101.38	$105.55	$109.90	$114.43	$119.15	$124.05	$129.17

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.87%	7.89%	12.07%	16.40%	20.91%	25.59%	30.45%	35.49%	40.74%	46.18%
End of Year Balance	$10,387.00	$10,788.98	$11,206.51	$11,640.20	$12,090.68	$12,558.59	$13,044.60	$13,549.43	$14,073.79	$14,618.45
Estimated Annual Expenses	$115.19	$119.64	$124.27	$129.08	$134.08	$139.27	$144.66	$150.26	$156.07	$162.11

1
Your actual expenses may be higher or lower than those shown.
17        Invesco V.I. High Yield Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco V.I. High Yield Fund SEC 1940 Act file number: 811-07452

invesco.com/us	VIHYI-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco V.I. Main Street Fund®
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
◾
is not FDIC insured;
◾
may lose value; and
◾
is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco V.I. Main Street Fund®

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.69%	0.69%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	0.17	0.17

Total Annual Fund Operating Expenses	0.86	1.11

Fee Waiver and/or Expense Reimbursement[1]	0.06	0.06

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.80	1.05

1
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I shares and Series II shares to 0.80% and 1.05%, respectively, of the Fund's average daily net assets (the “expense limits”). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$82	$268	$471	$1,055

Series II shares	$107	$347	$606	$1,346

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund mainly invests in common stocks of U.S. companies of different capitalization ranges. The Fund currently focuses on “larger capitalization” issuers, which are considered to be companies with market capitalizations, at the time of purchase, within the range of market capitalizations of the largest and smallest capitalized companies included in the Russell 1000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. A company’s market capitalization is the value of its outstanding stock. The portfolio managers use fundamental research to select securities for the Fund’s portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses a fundamental approach in analyzing issuers on factors such as a company’s financial performance, company strength and prospects, industry position, and business model and management strength. Industry outlook, market trends and general economic conditions may also be considered.
The Fund aims to maintain a broadly diversified portfolio across major economic sectors. The portfolio managers use the following sell criteria: the stock price is approaching its target, deterioration in the company’s competitive position, poor execution by the company’s management, or identification of more attractive alternative investment ideas.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of
1        Invesco V.I. Main Street Fund®

investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Growth Investing Risk. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Value Investing Risk. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause a fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of value companies may underperform the securities of growth companies or the overall stock market.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Main Street Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Non-Service Shares and Service Shares of the predecessor fund, and are not offered by the Fund. The Non-Service Shares of the predecessor fund were reorganized into Series I shares of the Fund and the Service Shares of the predecessor fund were reorganized into the Series II shares of the Fund after the close of business on May 24, 2019. Series I shares’ and Series II shares’ returns of the Fund will be different from the Non-Service Shares’ and the Service Shares’ returns of the predecessor fund as they have different expenses.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	June 30, 2020	18.60%
Worst Quarter	March 31, 2020	-20.38%
2        Invesco V.I. Main Street Fund®

Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	5 Years	10 Years
Series I	7/5/1995	-20.13%	7.15%	10.76%

Series II	7/13/2000	-20.31	6.89	10.49

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		-18.11	9.42	12.56

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund
Manind Govil, CFA	Portfolio Manager (lead)	2019 (predecessor fund 2009)

Benjamin Ram	Portfolio Manager	2019 (predecessor fund 2009)

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is to seek capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund mainly invests in common stocks of U.S. companies of different capitalization ranges. The Fund currently focuses on “larger capitalization” issuers, which are considered to be companies with market capitalizations, at the time of purchase, within the range of market capitalizations of the largest and smallest capitalized companies included in the Russell 1000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. A company’s market capitalization is the value of its outstanding stock. The portfolio managers use fundamental research to select securities for the Fund’s portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses a fundamental approach in analyzing issuers on factors such as a company’s financial performance, company strength and prospects, industry position, and business model and management strength. Industry outlook, market trends and general economic conditions may also be considered.
The Fund aims to maintain a broadly diversified portfolio across major economic sectors. The portfolio managers use the following sell criteria: the stock price is approaching its target, deterioration in the company’s competitive position, poor execution by the company’s management, or identification of more attractive alternative investment ideas.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
◾
Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
◾
COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its
3        Invesco V.I. Main Street Fund®

spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Growth Investing Risk. Growth companies are companies whose earnings and stock prices are expected to grow at a faster rate than the overall market. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies can be new or established companies that may be entering a growth cycle in their business and therefore may experience greater stock price fluctuations and risks of loss than larger, more established companies. Their anticipated growth may come from developing new products or services or from expanding into new or growing markets. Growth companies may be applying new technologies, new or improved distribution methods or new business models that could enable them to capture an important or dominant market position. They may have a special area of expertise or the ability to take advantage of changes in demographic or other factors in a more profitable way. Newer growth companies generally tend to invest a large part of their earnings in research, development or capital assets. Although newer growth companies may not pay any dividends for some time, their stocks may be valued because of their potential for price increases. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Value Investing Risk. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value investing approach could also lead to acquiring fewer securities that might experience rapid price increases during times of market advances. This could cause the investments to underperform strategies that seek capital appreciation by employing only a growth or other non-value approach. Value investing has also gone in and out of favor during past market cycles and is likely to continue to do so. During periods when value investing is out of favor or when markets are unstable, the securities of value companies may underperform the securities of growth companies or the overall stock market.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. In addition, investors might seek to trade Fund shares based on their knowledge or understanding of the value of smaller company securities (this is sometimes referred to as “price arbitrage”), which could interfere with the efficient management of the Fund. Since small and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The relative sizes of companies may change over time as the securities market changes, and the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased due to market fluctuations.
Sector Focus Risk. The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. The prices of stocks of issuers in a sector or group of industries may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. In this event, the Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that the Fund will lose significant value if conditions adversely affect that sector or group of industries. Information about the Fund’s investment in a market sector or group of industries is available in its annual and semi-annual reports to shareholders and in its reports on Form N-PORT filed with the SEC.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
4        Invesco V.I. Main Street Fund®

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser received compensation of 0.63% of the Fund’s average daily net assets, after fee waiver and/or expense reimbursement, if any. The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
◾
Manind Govil, CFA (lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Govil managed the predecessor fund since 2009 and was associated with OppenheimerFunds, a global asset management firm, since 2009.
◾
Benjamin Ram, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Ram managed the predecessor fund since 2009 and was associated with OppenheimerFunds, a global asset management firm, since 2009.
A lead or co-lead manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead or co-lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of the prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
5        Invesco V.I. Main Street Fund®

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when
6        Invesco V.I. Main Street Fund®

the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
7        Invesco V.I. Main Street Fund®

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.
8        Invesco V.I. Main Street Fund®

Financial Highlights
The financial highlights information presented for the Fund includes the financial history of the predecessor fund, which was reorganized into the Fund after the close of business on May 24, 2019. The financial highlights show the Fund’s and predecessor fund’s financial history for the past five fiscal years or, if shorter, the applicable period of operations since the inception of the Fund or predecessor fund or class of Fund or predecessor fund shares. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund or predecessor fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended after May 24, 2019 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The information for fiscal years ended prior to May 24, 2019 has been audited by the predecessor fund’s auditor.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income to average net assets	Portfolio turnover (d)
Series I
Year ended 12/31/22	$35.83	$0.20	$(7.70)	$(7.50)	$(0.46)	$(11.75)	$(12.21)	$16.12	(20.13)%	$312,361	0.80%	0.86%	0.74%	58%
Year ended 12/31/21	29.91	0.25	7.93	8.18	(0.25)	(2.01)	(2.26)	35.83	27.57	428,274	0.79	0.79	0.73	55
Year ended 12/31/20	29.44	0.22	3.63	3.85	(0.45)	(2.93)	(3.38)	29.91	13.94	505,877	0.80	0.84	0.78	46
Year ended 12/31/19	26.82	0.32	7.73	8.05	(0.34)	(5.09)	(5.43)	29.44	32.03	570,821	0.80	0.82	1.11	43
Year ended 12/31/18	32.25	0.32	(2.55)	(2.23)	(0.38)	(2.82)	(3.20)	26.82	(7.89)	485,230	0.80	0.80	1.03	65

Series II
Year ended 12/31/22	35.28	0.13	(7.58)	(7.45)	(0.34)	(11.75)	(12.09)	15.74	(20.31)	384,741	1.05	1.11	0.49	58
Year ended 12/31/21	29.49	0.16	7.82	7.98	(0.18)	(2.01)	(2.19)	35.28	27.28	592,530	1.04	1.04	0.48	55
Year ended 12/31/20	29.05	0.15	3.57	3.72	(0.35)	(2.93)	(3.28)	29.49	13.65	596,736	1.05	1.09	0.53	46
Year ended 12/31/19	26.51	0.25	7.64	7.89	(0.26)	(5.09)	(5.35)	29.05	31.74	731,463	1.05	1.07	0.86	43
Year ended 12/31/18	31.91	0.24	(2.53)	(2.29)	(0.29)	(2.82)	(3.11)	26.51	(8.10)	631,398	1.05	1.05	0.78	65

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019 and 2018, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
9        Invesco V.I. Main Street Fund®

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco V.I. Main Street Fund® SEC 1940 Act file number: 811-07452

invesco.com/us	O-VIMST-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco V.I. Main Street Mid Cap Fund®
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
◾
is not FDIC insured;
◾
may lose value; and
◾
is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco V.I. Main Street Mid Cap Fund®

Fund Summary
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.73%	0.73%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	0.20	0.20

Total Annual Fund Operating Expenses	0.93	1.18

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$95	$296	$515	$1,143

Series II shares	$120	$375	$649	$1,432

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-capitalization companies and in derivatives and other instruments that have economic characteristics similar to such securities. The principal type of equity security in which the Fund invests is common stock.
The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of market capitalizations of the largest and smallest capitalized issuers included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. A company’s market capitalization is the value of its outstanding stock. The Fund is not required to sell a security if the company’s capitalization moves outside of the Fund’s capitalization definition.
The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries (i.e., those that are generally in the early stages of their industrial cycles). Although the Fund can invest in securities issued by companies or governments in any country, it does not currently intend to invest substantially in foreign securities.
The Fund primarily invests in common stock but may also invest in other types of securities, such as real estate investment trusts (“REITs”) or other securities that are consistent with its investment objective.
The portfolio managers use fundamental research to select securities for the Fund’s portfolio. While the process may change over time or vary in particular cases, in general the selection process currently uses a fundamental approach in analyzing issuers on factors such as a company’s financial performance, competitive strength and prospects, industry position, and business model and management strength. Industry outlook, market trends and general economic conditions may also be considered.
The Fund aims to maintain broad diversification across all major economic sectors. In constructing the portfolio, the Fund seeks to limit exposure to so-called “top-down” or “macro” risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, the portfolio managers seek to add value by selecting individual securities with superior company-specific fundamental attributes or relative valuations that they expect to outperform their industry and sector peers. This is commonly referred to as a “bottom-up” approach to portfolio construction.
The portfolio managers consider stock rankings, benchmark weightings and capitalization outlooks in determining security weightings for individual issuers.
The portfolio managers might sell a security if, among other criteria, the price is approaching their price target, if the company’s competitive position has deteriorated or the company’s management has performed poorly, or if they have identified more attractive investment prospects.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock
1        Invesco V.I. Main Street Mid Cap Fund®

markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be adversely affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid than larger companies. If a real estate related company defaults on certain types of debt obligations held by the Fund, the Fund may acquire real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark, a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	June 30, 2020	22.40%
Worst Quarter	March 31, 2020	-27.42%

Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	5 Years	10 Years
Series I	9/10/2001	-14.26%	5.10%	7.99%

Series II	9/10/2001	-14.45	4.82	7.72

Russell Midcap® Index		-17.32	7.10	10.96

Lipper VUF Mid-Cap Core Funds Index		-14.63	6.26	9.96

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		-18.11	9.42	12.56

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)

Portfolio Managers	Title	Length of Service on the Fund
Belinda Cavazos, CFA	Portfolio Manager (co-lead)	2020

Adam Weiner	Portfolio Manager (co-lead)	2019

Matthew P. Ziehl, CFA	Portfolio Manager (co-lead)	2019

Joy Budzinski	Portfolio Manager	2019

Magnus Krantz	Portfolio Manager	2019

Raman Vardharaj, CFA	Portfolio Manager	2019

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current
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taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-capitalization companies and in derivatives and other instruments that have economic characteristics similar to such securities. The principal type of equity security in which the Fund invests is common stock.
The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of market capitalizations of the largest and smallest capitalized issuers included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. A company’s market capitalization is the value of its outstanding stock. The Fund is not required to sell a security if the company’s capitalization moves outside of the Fund’s capitalization definition. The Russell Midcap® Index measures the performance of the 800 smallest issuers with the lowest market capitalization in the Russell 1000® Index. The Russell 1000® Index is a widely recognized, unmanaged index of equity securities of the 1,000 largest issuers in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. issuers based on total market capitalization. The issuers in the Russell Midcap® Index are considered representative of medium-sized issuers. The capitalization range of the Russell Midcap Index is subject to change at any time due to market activity or changes in the composition of the index. The range of the index generally widens over time and it is reconstituted annually to preserve its market cap characteristics.
The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries (i.e., those that are generally in the early stages of their industrial cycles). Although the Fund can invest in securities issued by companies or governments in any country, it does not currently intend to invest substantially in foreign securities.
The Fund primarily invests in common stock but may also invest in other types of securities, such as real estate investment trusts (“REITs”) or other securities that are consistent with its investment objective.
The portfolio managers use fundamental research to select securities for the Fund’s portfolio. While the process may change over time or vary in particular cases, in general the selection process currently uses a fundamental approach in analyzing issuers on factors such as a company’s financial performance, competitive strength and prospects, industry position, and business model and management strength. Industry outlook, market trends and general economic conditions may also be considered.
The Fund aims to maintain broad diversification across all major economic sectors. In constructing the portfolio, the Fund seeks to limit exposure to so-called “top-down” or “macro” risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, the portfolio managers seek to add value by selecting individual securities with superior company-specific fundamental attributes or relative valuations that they expect to outperform their industry and sector peers. This is commonly referred to as a “bottom-up” approach to portfolio construction.
The portfolio managers consider stock rankings, benchmark weightings and capitalization outlooks in determining security weightings for individual issuers.
The portfolio managers might sell a security if, among other criteria, the price is approaching their price target, if the company’s competitive position has deteriorated or the company’s management has performed poorly, or if they have identified more attractive investment prospects.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and
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corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. In addition, investors might seek to trade Fund shares based on their knowledge or understanding of the value of smaller company securities (this is sometimes referred to as “price arbitrage”), which could interfere with the efficient management of the Fund. Since small and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The relative sizes of companies may change over time as the securities market changes, and the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased due to market fluctuations.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be adversely affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies. Real estate companies, including REITs or similar structures, tend to be small- and mid-cap companies and their shares may be more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults on certain types of debt obligations held by the Fund, the Fund may acquire real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser received compensation of 0.73% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
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A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
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Belinda Cavazos, CFA (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2020 and has been associated with Invesco and/or its affiliates since 2020. Prior to joining Invesco, Ms. Cavazos was employed by Boston Trust Walden from 2013 to 2020, where she served as a Managing Director and Portfolio Manager.
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Adam Weiner (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Weiner was associated with OppenheimerFunds, a global asset management firm.
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Matthew P. Ziehl, CFA (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Ziehl was associated with OppenheimerFunds, a global asset management firm.
◾
Joy Budzinski, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Ms. Budzinski was associated with OppenheimerFunds, a global asset management firm.
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Magnus Krantz, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Krantz was associated with OppenheimerFunds, a global asset management firm.
◾
Raman Vardharaj, CFA, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. From 2009 to 2019, Mr. Vardharaj was associated with OppenheimerFunds, a global asset management firm.
A lead or co-lead manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead or co-lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
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Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
6        Invesco V.I. Main Street Mid Cap Fund®

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product
7        Invesco V.I. Main Street Mid Cap Fund®

or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.
8        Invesco V.I. Main Street Mid Cap Fund®

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/22	$12.97	$0.06	$(1.97)	$(1.91)	$(0.04)	$(2.44)	$(2.48)	$8.58	(14.26)%	$116,146	0.93%	0.93%	0.51%	60%
Year ended 12/31/21	10.57	0.00	2.46	2.46	(0.06)	—	(0.06)	12.97	23.24	155,200	0.93	0.93	0.01	58
Year ended 12/31/20	12.18	0.05	0.80	0.85	(0.08)	(2.38)	(2.46)	10.57	9.25	150,990	0.94	0.94	0.49	75
Year ended 12/31/19	10.97	0.09	2.57	2.66	(0.06)	(1.39)	(1.45)	12.18	25.28	157,959	0.93	0.94	0.70	114
Year ended 12/31/18	14.41	0.06	(1.39)	(1.33)	(0.07)	(2.04)	(2.11)	10.97	(11.35)	148,078	0.91	0.94	0.46	27

Series II
Year ended 12/31/22	12.55	0.03	(1.90)	(1.87)	(0.01)	(2.44)	(2.45)	8.23	(14.45)	77,988	1.18	1.18	0.26	60
Year ended 12/31/21	10.24	(0.03)	2.37	2.34	(0.03)	—	(0.03)	12.55	22.86	99,770	1.18	1.18	(0.24)	58
Year ended 12/31/20	11.88	0.02	0.78	0.80	(0.06)	(2.38)	(2.44)	10.24	8.94	90,788	1.19	1.19	0.24	75
Year ended 12/31/19	10.72	0.05	2.53	2.58	(0.03)	(1.39)	(1.42)	11.88	25.04	89,057	1.18	1.19	0.45	114
Year ended 12/31/18	14.11	0.03	(1.36)	(1.33)	(0.02)	(2.04)	(2.06)	10.72	(11.60)	71,829	1.16	1.19	0.21	27

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
9        Invesco V.I. Main Street Mid Cap Fund®

Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
◾
You invest $10,000 in the Fund and hold it for the entire 10-year period;
◾
Your investment has a 5% return before expenses each year; and
◾
The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Series I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.07%	8.31%	12.71%	17.30%	22.08%	27.04%	32.21%	37.60%	43.20%	49.02%
End of Year Balance	$10,407.00	$10,830.56	$11,271.37	$11,730.11	$12,207.53	$12,704.38	$13,221.44	$13,759.56	$14,319.57	$14,902.38
Estimated Annual Expenses	$94.89	$98.75	$102.77	$106.96	$111.31	$115.84	$120.56	$125.46	$130.57	$135.88

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.82%	7.79%	11.90%	16.18%	20.62%	25.22%	30.01%	34.97%	40.13%	45.48%
End of Year Balance	$10,382.00	$10,778.59	$11,190.33	$11,617.81	$12,061.61	$12,522.36	$13,000.71	$13,497.34	$14,012.94	$14,548.23
Estimated Annual Expenses	$120.25	$124.85	$129.62	$134.57	$139.71	$145.05	$150.59	$156.34	$162.31	$168.51

1
Your actual expenses may be higher or lower than those shown.
10        Invesco V.I. Main Street Mid Cap Fund®

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, when filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco V.I. Main Street Mid Cap Fund® SEC 1940 Act file number: 811-07452

invesco.com/us	VIMCCE-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco V.I. Main Street Small Cap Fund®
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
◾
is not FDIC insured;
◾
may lose value; and
◾
is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco V.I. Main Street Small Cap Fund®

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.69%	0.69%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	0.18	0.18

Total Annual Fund Operating Expenses	0.87	1.12

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$89	$278	$482	$1,073

Series II shares	$114	$356	$617	$1,363

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in securities of “small-cap” companies, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund considers small-cap companies to be those having a market capitalization, at the time of purchase, within the range of market capitalizations of the largest and smallest capitalized companies included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. A company’s market capitalization is the value of its outstanding stock. The Fund is not required to sell a security if the company’s capitalization moves outside of the Fund’s capitalization definition.
Although the Fund mainly invests in U.S. companies, it can invest in securities issued by companies or governments in any country; however, it does not currently intend to invest substantially in foreign securities. The Fund primarily invests in common stock but may also invest in other types of securities such as real estate investment trusts (“REITS”) or other securities that are consistent with its investment objective.
The portfolio managers use fundamental research to select securities for the Fund’s portfolio. While the process may change over time or vary in particular cases, in general the selection process currently uses a fundamental approach in analyzing issuers on factors such as a company’s financial performance, competitive strength and prospects, industry position, and business model and management strength. Industry outlook, market trends and general economic conditions may also be considered.
The Fund aims to maintain a broad diversification across all major economic sectors. In constructing the portfolio, the Fund seeks to limit exposure to so-called “top-down” or “macro” risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, the portfolio managers seek to add value by selecting individual securities with superior company-specific fundamental attributes or relative valuations that they expect to outperform their industry and sector peers. This is commonly referred to as a “bottom-up” approach to portfolio construction.
The portfolio managers consider stock rankings, benchmark weightings and capitalization outlooks in determining security weightings for individual issuers. The portfolio managers might sell a security if the price is approaching their price target, if the company’s competitive position has deteriorated or the company’s management has performed poorly, or if they have identified more attractive investment prospects.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up
1        Invesco V.I. Main Street Small Cap Fund®

and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be adversely affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid than larger companies. If a real estate related company defaults on certain types of debt obligations held by the Fund, the Fund may acquire real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Main Street Small Cap Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Non-Service Shares and Service Shares of the predecessor fund, and are not offered by the Fund. The Non-Service Shares of the predecessor fund were reorganized into Series I shares of the Fund and the Service Shares of the predecessor fund were reorganized into the Series II shares of the Fund after the close of business on May 24, 2019. Series I shares’ and Series II shares’ returns of the Fund will be different from the Non-Service Shares’ and the Service Shares’ returns of the predecessor fund as they have different expenses.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	June 30, 2020	28.15%
Worst Quarter	March 31, 2020	-30.83%

Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	5 Years	10 Years
Series I	5/1/1998	-15.83%	7.01%	10.88%

Series II	7/16/2001	-16.04	6.74	10.60

Russell 2000® Index (reflects no deduction for fees, expenses or taxes)		-20.44	4.13	9.01

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)

Portfolio Managers	Title	Length of Service on the Fund
Matthew P. Ziehl, CFA	Portfolio Manager (co-lead)	2019 (predecessor fund 2009)

Adam Weiner	Portfolio Manager (co-lead)	2019 (predecessor fund 2013)

Joy Budzinski	Portfolio Manager	2019 (predecessor fund 2013)

Magnus Krantz	Portfolio Manager	2019 (predecessor fund 2013)

Raman Vardharaj, CFA	Portfolio Manager	2019 (predecessor fund 2009)

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
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Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is to seek capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Under normal market conditions, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in securities of “small-cap” companies, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund considers small-cap companies to be those having a market capitalization, at the time of purchase, within the range of market capitalizations of the largest and smallest capitalized companies included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. A company’s market capitalization is the value of its outstanding stock. The capitalization range of that index is subject to change at any time due to market activity or changes in the composition of the index. The range of the Russell 2000® Index generally widens over time and it is reconstituted annually to preserve its market cap characteristics. The Fund is not required to sell a security if the company’s capitalization moves outside of the Fund’s capitalization definition.
Although the Fund mainly invests in U.S. companies, it can invest in securities issued by companies or governments in any country; however, it does not currently intend to invest substantially in foreign securities. The Fund primarily invests in common stock but may also invest in other types of securities such as real estate investment trusts (“REITs”) or other securities that are consistent with its investment objective.
The portfolio managers use fundamental research to select securities for the Fund’s portfolio. While the process may change over time or vary in particular cases, in general the selection process currently uses a fundamental approach in analyzing issuers on factors such as a company’s financial performance, competitive strength and prospects, industry position, and business model and management strength. Industry outlook, market trends and general economic conditions may also be considered.
The Fund aims to maintain a broad diversification across all major economic sectors. In constructing the portfolio, the Fund seeks to limit exposure to so-called “top-down” or “macro” risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, the portfolio managers seek to add value by selecting individual securities with superior company-specific fundamental attributes or relative valuations that they expect to outperform their industry and sector peers. This is commonly referred to as a “bottom-up” approach to portfolio construction.
The portfolio managers consider stock rankings, benchmark weightings and capitalization outlooks in determining security weightings for individual issuers. The portfolio managers might sell a security if the price is approaching their price target, if the company’s competitive position has deteriorated or the company’s management has performed poorly, or if they have identified more attractive investment prospects.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
◾
Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility,
3        Invesco V.I. Main Street Small Cap Fund®

liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. In addition, investors might seek to trade Fund shares based on their knowledge or understanding of the value of smaller company securities (this is sometimes referred to as “price arbitrage”), which could interfere with the efficient management of the Fund. Since small and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The relative sizes of companies may change over time as the securities market changes, and the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased due to market fluctuations.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be adversely affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies. Real estate companies, including REITs or similar structures, tend to be small- and mid-cap companies and their shares may be more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults on certain types of debt obligations held by the Fund, the Fund may acquire real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including
4        Invesco V.I. Main Street Small Cap Fund®

the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser received compensation of 0.69% of the Fund’s average daily net assets, after fee waiver and/or expense reimbursement, if any. The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
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Matthew P. Ziehl, CFA (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Ziehl managed the predecessor fund since 2009 and was associated with OppenheimerFunds, a global asset management firm, since 2009.
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Adam Weiner (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Weiner managed the predecessor fund since 2013 and was associated with OppenheimerFunds, a global asset management firm, since 2009.
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Joy Budzinski, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Ms. Budzinski managed the predecessor fund since 2013 and was associated with OppenheimerFunds, a global asset management firm, since 2009.
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Magnus Krantz, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Krantz managed the predecessor fund since 2013 and was associated with OppenheimerFunds, a global asset management firm, since 2009.
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Raman Vardharaj, CFA, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Vardharaj managed the predecessor fund since 2009 and was associated with OppenheimerFunds, a global asset management firm, since 2009.
A lead or co-lead manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead or co-lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of the prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has
5        Invesco V.I. Main Street Small Cap Fund®

adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However,
6        Invesco V.I. Main Street Small Cap Fund®

the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II
7        Invesco V.I. Main Street Small Cap Fund®

shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.
8        Invesco V.I. Main Street Small Cap Fund®

Financial Highlights
The financial highlights information presented for the Fund includes the financial history of the predecessor fund, which was reorganized into the Fund after the close of business on May 24, 2019. The financial highlights show the Fund’s and predecessor fund’s financial history for the past five fiscal years or, if shorter, the applicable period of operations since the inception of the Fund or predecessor fund or class of Fund or predecessor fund shares. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund or predecessor fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended after May 24, 2019 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The information for fiscal years ended prior to May 24, 2019 has been audited by the predecessor fund’s auditor.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income (loss) to average net assets	Portfolio turnover (d)
Series I
Year ended 12/31/22	$31.47	$0.11	$(5.12)	$(5.01)	$(0.15)	$(3.23)	$(3.38)	$23.08	(15.83)%	$142,703	0.84%	0.87%	0.41%	32%
Year ended 12/31/21	27.42	0.01	6.19	6.20	(0.12)	(2.03)	(2.15)	31.47	22.55	158,060	0.80	0.84	0.03	32
Year ended 12/31/20	23.32	0.09	4.47	4.56	(0.14)	(0.32)	(0.46)	27.42	19.93	119,377	0.80	0.91	0.41	35
Year ended 12/31/19	20.36	0.11	5.06	5.17	(0.05)	(2.16)	(2.21)	23.32	26.47	109,695	0.80	0.86	0.49	36
Year ended 12/31/18	25.79	0.07	(2.07)	(2.00)	(0.08)	(3.35)	(3.43)	20.36	(10.32)	123,962	0.80	0.83	0.28	45

Series II
Year ended 12/31/22	30.83	0.04	(5.01)	(4.97)	(0.07)	(3.23)	(3.30)	22.56	(16.04)	562,756	1.09	1.12	0.16	32
Year ended 12/31/21	26.91	(0.07)	6.08	6.01	(0.06)	(2.03)	(2.09)	30.83	22.26	709,699	1.05	1.09	(0.22)	32
Year ended 12/31/20	22.89	0.03	4.39	4.42	(0.08)	(0.32)	(0.40)	26.91	19.63	650,386	1.05	1.16	0.16	35
Year ended 12/31/19	20.03	0.05	4.97	5.02	0.00	(2.16)	(2.16)	22.89	26.13	605,327	1.05	1.11	0.25	36
Year ended 12/31/18	25.42	0.01	(2.03)	(2.02)	(0.02)	(3.35)	(3.37)	20.03	(10.54)	735,969	1.05	1.08	0.03	45

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019 and 2018, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
9        Invesco V.I. Main Street Small Cap Fund®

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco V.I. Main Street Small Cap Fund® SEC 1940 Act file number: 811-07452

invesco.com/us	O-VIMSS-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco® V.I. Nasdaq 100 Buffer Fund - September
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
◾
is not FDIC insured;
◾
may lose value; and
◾
is not guaranteed by a bank.

The Fund has characteristics unlike traditional investment products and is not suitable for all investors. Carefully read this prospectus before determining whether the Fund may be a suitable investment.
◾
The Fund seeks, over a specified annual outcome period (an “Outcome Period”), to provide investors with returns that match those of the Nasdaq-100 Index® (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. There is no guarantee that the Fund will successfully achieve its investment objective.
◾
As of the date of this prospectus, the Defined Outcomes sought by the Fund are based upon the performance of the Underlying Index over the Outcome Period of October 1, 2022 through September 30, 2023. Following this Outcome Period, each subsequent Outcome Period will be a one-year period from October 1 to September 30. The Fund is not intended to terminate after the end of any Outcome Period. After the end of each Outcome Period, another will begin.
◾
Buffer: For each Outcome Period, the Fund seeks to provide a buffer against the first 10% of Underlying Index losses over that Outcome Period (expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period), prior to taking account any fees and expenses of the Fund (the “Buffer”), which before Fund fees and expenses is 10% for Series I shares and 10% for Series II shares and after fees and expenses is 9.3% for Series I shares and 9.05% for Series II shares. The Fund, and therefore investors, will bear all Underlying Index losses over an Outcome Period exceeding 10%. There is no guarantee the Fund will successfully buffer against Underlying Index losses. The Buffer is designed to have its full effect only for investors who hold Fund shares for an entire Outcome Period.
◾
Cap: For each Outcome Period, Fund performance is subject to an upside return cap that represents the maximum percentage return (expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period), prior to taking into account any fees and expenses of the Fund (the “Cap”). The Fund's current Cap is set at 26.70%, which before Fund fees and expenses is 26.70% for Series I shares and 26.70% for Series II shares and after fees and expenses is 25.81% for Series I shares and 25.50% for Series II shares. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period, based on market conditions and other factors. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration. If the Underlying Index experiences returns over an Outcome Period in excess of the Cap, the Fund, and therefore investors, will not experience those excess gains.
◾
There is no guarantee that the Defined Outcomes for any Outcome Period will be realized. A shareholder may lose their entire investment.
◾
The Fund's Defined Outcomes may only be realized by holding shares on the first day of the Outcome Period and continuing to hold shares through to the last day of the Outcome Period. Accordingly, purchasing shares after the beginning of the Outcome Period may provide little or no ability to realize investment returns if the Fund's net asset value has increased in value to a level near or above the Cap. In addition, if shares are purchased after the beginning of or redeemed before the end of the Outcome Period, there may be no effect of the Buffer and the result may be a loss of investment. If shares are purchased after the commencement of the Outcome Period or redeemed before the end of the Outcome Period, investment returns may vary significantly.
◾
Even if shares are held for the entire Outcome Period, the Fund may not successfully achieve the Defined Outcomes, and there is no guarantee that the Buffer will limit Fund losses as intended or that participation up to the Cap will be achieved. The Buffer is not guaranteed and may not be achieved.
◾
Outcomes are Before Fees and Expenses: The Buffer and the Cap are calculated and expressed before giving effect to Fund fees and expenses. Thus, the maximum Fund performance over an Outcome Period is expected to be lower than the Cap by the amount of such fees and expenses, and Fund performance over an Outcome Period will be exposed to losses beyond the Buffer in the amount of such fees and expenses. The Fund's prospectus includes further detail on Fund fees and expenses.
◾
A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. Each Outcome Period will have a new Cap which may be higher or lower than the current Cap. The Buffer for each Outcome Period will be 10%.
◾
The Fund's website, invesco.com/00901C202, provides important Fund information on a daily basis, including information about the Cap and Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco® V.I. Nasdaq 100 Buffer Fund - September

Fund Summary
Investment Objective(s)
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq-100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.42%	0.42%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	2.47	2.47

Acquired Fund Fees and Expenses	0.01	0.01

Total Annual Fund Operating Expenses	2.90	3.15

Fee Waiver and/or Expense Reimbursement[1]	2.19	2.19

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.71	0.96

1
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed below) of Series I shares and Series II shares to 0.70% and 0.95%, respectively, of the Fund's average daily net assets (the “expense limits”). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$73	$690	$1,334	$3,066

Series II shares	$98	$766	$1,458	$3,305

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the Invesco QQQ® Trust, which is an exchange-traded unit investment trust that seeks to track the Nasdaq-100 Index (the “Underlying Fund”). References throughout this Prospectus to options that reference the “Underlying Index” mean either the Underlying Index or the Underlying Fund unless otherwise indicated. The Underlying Index includes securities of 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market LLC based on market capitalization. The options used by the Fund will include conventional, exchange-traded (listed) put and call options on the Underlying Index and Flexible Exchange Options (“Flex Options”), which are customizable options contracts. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Both the conventional, listed put and call options and the Flex Options on the Underlying Index purchased and sold by the Fund are cleared by the Options Clearing Corporation (“OCC”), a market clearinghouse, through a clearing member selected by the Fund. Flex Options allow the Fund to specify key contract terms, including exercise prices and expiration dates, that are not available for contracts traded in the conventional, listed options market. Flex Options purchased and sold by the Fund are set to expire on the last day of the Outcome Period, at which time the Fund will invest in a new set of Flex Options for the next Outcome Period.
The Underlying Index is a price return index, which captures only the capital appreciation or depreciation component of the issuers included in the Underlying Index and not any associated dividend payments paid by those issuers. The Fund, and therefore investors in the Fund, will not receive the benefit of such dividends.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of one year (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. A new Cap level will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage
1        Invesco® V.I. Nasdaq 100 Buffer Fund - September

of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders. As a result, you should expect that, if the Nasdaq-100 Index experiences losses of more than 10% over the relevant Outcome Period, you will bear all such losses on a one-to-one basis.
The Fund has characteristics unlike many other traditional investment products and is not appropriate for all investors. In particular, investment in the Fund may not be appropriate for investors who do not intend to maintain their investment through the entire Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Defined Outcomes.
As of the date of this prospectus, the Defined Outcomes sought by the Fund are based upon the performance of the Underlying Index over the Outcome Period of October 1, 2022 through September 30, 2023. The Fund’s current Cap is set at 26.70%. Following this Outcome Period, each subsequent Outcome Period will be a twelve-month period from October 1 to September 30. The Fund is not intended to terminate after the end of any Outcome Period. After the end of each Outcome Period, another will begin. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. Although the Buffer for each Outcome Period will be 10% (prior to taking into account any Fund fees and expenses), the Cap level may rise or fall from one Outcome Period to the next. The Outcome Period start date and end date, the Underlying Index Start Value and the Cap for subsequent Outcome Periods will be disclosed in a supplement to the Fund’s summary prospectus and prospectus on the Fund’s website.
◾
Buffer: For each Outcome Period, the Fund seeks to provide a buffer against the first 10% of Underlying Index losses over that Outcome Period (expressed as a percentage of the relevant Underlying Index Start Value), prior to taking into account any fees and expenses of the Fund, which after Fund fees and expenses is 9.3% for Series I shares and 9.05% for Series II shares. The Fund, and therefore investors, will bear all Underlying Index losses over an Outcome Period exceeding 10%. There is no guarantee the Fund will successfully buffer against Underlying Index losses. The Buffer is designed to have its full effect only for investors who hold Fund shares for an entire Outcome Period.
◾
Cap: For each Outcome Period, Fund performance is subject to an upside return cap that represents the maximum percentage return (expressed as a percentage of the relevant Underlying Index Start Value), prior to taking into account any fees and expenses of the Fund. The Fund's current Cap is set at 26.70%, which after Fund expenses is 25.81% for Series I shares and 25.50% for Series II shares. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period, based on market conditions and other factors. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration. If the Underlying Index experiences returns over an Outcome Period in excess of the Cap, the Fund, and therefore investors, will not experience those excess gains.
The Fund’s Defined Outcomes may only be realized by holding shares on the first day of the Outcome Period and continuing to hold shares through the last day of the Outcome Period. The Fund’s Defined Outcomes in respect of each Outcome Period are measured from the Fund’s net asset value calculated at the end of the trading day immediately preceding the first day of that
Outcome Period. Investors who purchase shares after the Outcome Period has begun or sell shares prior to the Outcome Period’s conclusion may experience investment returns very different from those that the Fund seeks to provide. Investment returns may vary (in some cases substantially) from the returns sought by the Fund’s Defined Outcome strategy if shares are purchased after the beginning of the Outcome Period or redeemed before the conclusion of the Outcome Period. Purchasing shares after the beginning of the Outcome Period may provide little or no ability to realize investment returns if the Fund’s net asset value has increased in value to a level near or above the Cap. In this circumstance, a purchaser of shares of the Fund at that price would still be vulnerable to risk of loss but will have little or no opportunity for gain. Purchasing shares after the beginning of the Outcome Period may also provide no benefit from the Buffer. Even if shares are held for the entire Outcome Period, the Fund may not successfully achieve the Defined Outcomes, and there is no guarantee that the Buffer will limit Fund losses as intended or that participation up to the Cap will be achieved. The Buffer is not guaranteed and may not be achieved. You therefore should not purchase shares after the first day of the Outcome Period, or redeem shares prior to the last day of the Outcome Period, without understanding fully the consequences of doing so. Please consult with your financial advisor. The Fund's website, invesco.com/00901C202, provides important Fund information on a daily basis, including information about the Cap and Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.
The Fund may be “non-diversified,” as defined in the Investment Company Act of 1940 (1940 Act), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. As a “non-diversified” fund, the Fund can invest such that a greater percentage of its assets are tied to a small group of issuers or any one issuer than a diversified fund can. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. As of April 1, 2023, the Underlying Index is non-diversified, and therefore as of that same date, the Fund is managed as non-diversified in accordance with the Underlying Index.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. The value of the Underlying Index may be volatile, may go up or down due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates or expectations about inflation, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. Such circumstances may impact the ability of the Adviser to effectively implement the Fund’s investment strategy. The value of options contracts on the Underlying Index, which will constitute the substantial portion of the Fund’s portfolio, may at times be more volatile than the Underlying Index itself. Consequently, the value of the Fund’s shares will be impacted by the price volatility of both the Underlying Index and options contracts on the Underlying Index.
2        Invesco® V.I. Nasdaq 100 Buffer Fund - September

Buffered Loss Risk. The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that mitigates or alleviates downside risk and, typically, caps returns on the upside. The Buffer here is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). In addition, if shares are purchased after the beginning of or redeemed before the end of the Outcome Period, there may be no effect of the Buffer and the result may be a loss of investment. If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment. The Fund’s Buffer as part of its Defined Outcome strategy may not be successful in limiting losses.
Capped Return Risk. If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. In this circumstance, you should not buy shares of the Fund. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
Cap Level Change Risk. At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
Outcome Period Risk. The Fund’s Defined Outcome strategy seeks to replicate the performance of the Underlying Index (prior to taking into account fees and expenses of the Fund) over the Outcome Period, subject to the Cap and Buffer, solely if shares are purchased on the first day of the Outcome Period and held until the last day of the Outcome Period. This means investors should hold or purchase shares prior to the beginning of the Outcome Period to achieve the intended results. If shares are purchased after the commencement of the Outcome Period or redeemed before the end of the Outcome Period, investment returns may vary significantly.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
OCC/Clearing Member Default Risk. The Fund's options contracts will cause it to incur counterparty risk to the OCC and its clearing member. The OCC acts as guarantor and central counterparty with respect to the Fund’s option contracts. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC or the Fund’s clearing member becomes bankrupt, insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses and/or be unable to achieve its Defined Outcome strategy.
Options Risk. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Options transactions represent the possibility of large amounts of exposure (or leverage), which may result in the Fund’s net asset value being more sensitive to changes in the value of the option. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market value of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.
Flex Options Risk. Flex Options are cleared and guaranteed for settlement by the OCC, but are not listed like other exchange-traded options. Therefore, Flex Options may be less liquid than certain other securities, such as conventional, listed options, and the Fund may not be able to close out certain Flex Options positions at desirable times and prices, which could prevent the Fund from achieving its Defined Outcome strategy.
In the event that trading in Flex Options is limited or absent, the value of the Fund’s Flex Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the Flex Options.
Non-Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns that correspond to the returns of the Underlying Index in all cases. The operation of the Cap and the Buffer are designed to provide holders of shares of the Fund over an Outcome Period with an investment return that differs from the return of the Underlying Index if the performance of the Underlying Index exceeds the Cap or is negative. Additionally, a shareholder who redeems shares before the conclusion of an Outcome Period is unlikely to realize returns that correspond to the performance of the Underlying Index since the start of the Outcome Period. If you desire to achieve an investment return that equals the return on the Underlying Index in all cases, you should not buy shares of the Fund.
Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By
3        Invesco® V.I. Nasdaq 100 Buffer Fund - September

concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in the Underlying Index, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Technology Sector Risk. Technology companies are subject to intense competition, rapid obsolescence of their products, issues with obtaining financing or regulatory approvals, product incompatibility, changing consumer preferences, increased government scrutiny, high required corporate capital expenditure for research and development or infrastructure and development of new products, each of which make the prices of securities issued by these companies more volatile. Technology companies are also heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect the company's profitability.
Non-Diversification Risk. Under the Investment Company Act of 1940 (1940 Act), a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest such that a greater portion of its assets are tied to the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
Non-Correlation Risk. The Fund’s returns may not match the returns of the Underlying Index (that is, it may experience tracking error) for a number of reasons. In addition to the impact of the Cap and the Buffer on the Fund’s returns as compared to the returns of the Underlying Index, the Fund incurs operating expenses not applicable to the Underlying Index. To the extent that the Fund has recently commenced operations and/or otherwise has a relatively small amount of assets, such operating expenses could have a proportionally greater impact on the Fund. Additionally, subscription and redemption activity in the Fund may cause the Fund to experience tracking error. Investors purchasing or redeeming shares of the Fund will transact at the net asset value per share of the relevant Series of shares next computed after the Fund receives that investor’s order. However, the Fund generally will not purchase or sell the relevant options contracts referencing the Underlying Index in response to investor subscriptions and redemptions on a particular business day until after the investor orders are received, and the price of those options contracts may have changed (potentially substantially) in the intervening period since the net asset value of the Fund’s shares was last determined. The potential for such tracking error is greater when subscription and redemption activity in the Fund is relatively higher and/or during periods that the value of the Underlying Index or options contracts thereon are experiencing relatively higher volatility. The Fund’s net asset value will be principally composed of options contracts on the Underlying Index, the value of which is derived not only from the performance of the Underlying Index but also from the time remaining until expiration, the price volatility of the Underlying Index and general interest rate conditions. Consequently, the Fund’s net asset value will not directly correlate on a day-to-day basis with the returns experienced by the Underlying Index.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Redemption Risk. In some instances, an insurance company through which the Fund is available may restrict its contract owners from purchasing the Fund’s shares after an Outcome Period has already commenced. Nevertheless, existing Fund shareholders are legally permitted to redeem shares they already hold throughout the Outcome Period on any trading day, as described in the applicable variable insurance contract prospectus. Such redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity and its ability to achieve the Defined Outcome strategy.
Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations, the ability of the Fund to value the Flex Options it holds becomes more difficult and the judgment of the Fund’s Adviser (employing the valuation policy adopted by the Board of Trustees of the Trust and related procedures) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable, objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
4        Invesco® V.I. Nasdaq 100 Buffer Fund - September

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	December 31, 2022	1.09%
Worst Quarter	June 30, 2022	-15.54%

Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	Since Inception
Series I	9/30/2021	-21.04%	-13.25%

Series II	9/30/2021	-21.15	-13.41

Nasdaq-100 Index® (Price Only)[1]		-32.97	-21.01

1
The Nasdaq-100 Index® (Price Only) is a price return index, which tracks the price of its component securities and excludes dividends.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Investment Sub-Adviser: Invesco Asset Management Limited

Portfolio Managers	Title	Length of Service on the Fund
John Burrello, CFA	Portfolio Manager	2023

Ali Zouiten	Portfolio Manager	2021

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in this prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq-100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. Although the Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.
The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the Invesco QQQ Trust, which is an exchange-traded unit investment trust that seeks to track the Nasdaq-100 Index (the “Underlying Fund”). References throughout this Prospectus to options that reference the “Underlying Index” mean either the Underlying Index or the Underlying Fund unless otherwise indicated. The Underlying Index includes securities of 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market LLC based on market capitalization. The options used by the Fund will include conventional, exchange-traded (listed) put and call options on the Underlying Index and Flexible Exchange Options (“Flex Options”), which are customizable options contracts. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Both the conventional, listed put and call options and the Flex Options on the Underlying Index purchased and sold by the Fund are cleared by the Options Clearing Corporation (“OCC”), a market clearinghouse, through a clearing member selected by the Fund. Flex Options allow the Fund to specify key contract terms, including exercise prices and expiration dates, that are not available for contracts traded in the conventional, listed options market. Flex Options purchased and sold by the Fund are set to expire on the last day of the Outcome Period, at which time the Fund will invest in a new set of Flex Options for the next Outcome Period.
The Underlying Index is a price return index, which captures only the capital appreciation or depreciation component of the issuers included in the Underlying Index and not any associated dividend payments paid by those issuers. The Fund, and therefore investors in the Fund, will not receive the benefit of such dividends.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of one year (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. A new Cap level will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders. As a result, you should expect that, if the Nasdaq-100 Index experiences losses of more than 10% over the relevant Outcome Period, you will bear all such losses on a one-to-one basis.
5        Invesco® V.I. Nasdaq 100 Buffer Fund - September

The Fund has characteristics unlike many other traditional investment products and is not appropriate for all investors. In particular, investment in the Fund may not be appropriate for investors who do not intend to maintain their investment through the entire Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Defined Outcomes.
As of the date of this prospectus, the Defined Outcomes sought by the Fund are based upon the performance of the Underlying Index over the Outcome Period of October 1, 2022 through September 30, 2023. The Fund’s current Cap is set at 26.70%. Following this Outcome Period, each subsequent Outcome Period will be a twelve-month period from October 1 to September 30. The Fund is not intended to terminate after the end of any Outcome Period. After the end of each Outcome Period, another will begin. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. Although the Buffer for each Outcome Period will be 10% (prior to taking into account any Fund fees and expenses), the Cap level may rise or fall from one Outcome Period to the next. The Outcome Period start date and end date, the Underlying Index Start Value and the Cap for subsequent Outcome Periods will be disclosed in a supplement to the Fund’s summary prospectus and prospectus on the Fund’s website. There is no guarantee that the Defined Outcome strategy for an Outcome Period will be realized.
The Cap for each Outcome Period is set at the end of the trading day immediately preceding the first day of that Outcome Period, is expressed as a percentage of the Underlying Index Start Value, and represents the maximum return that can be achieved by investing in the Fund over the Outcome Period (prior to taking into account any fees and expenses of the Fund). The Cap level is based on market conditions and other factors. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration. If the performance of the Underlying Index over the Outcome Period equals or exceeds the Cap, the Fund seeks to provide an investment return equal to the Cap (less Fund fees and expenses). If the Underlying Index performance is positive but less than the Cap, the Fund seeks to provide an investment return equal to the Underlying Index performance (less Fund fees and expenses).
The Buffer for each Outcome Period will be 10% and represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund seeks to protect investors from if the Underlying Index experiences losses over the Outcome Period (prior to taking into account any fees and expenses of the Fund). If the Underlying Index performance over an Outcome Period is negative and such losses over the Outcome Period are at or less than the Buffer, the Fund seeks to provide a return of 0%, less Fund fees and expenses. If the Underlying Index performance over an Outcome Period is negative and such losses exceed the Buffer, the Fund seeks to provide a loss that is less than the loss on the Underlying Index by the amount of the Buffer (less Fund fees and expenses). Stated differently, in this circumstance the Fund seeks to provide a return equal to the negative performance of the Underlying Index (less Fund fees and expenses) plus the Buffer. The Fund’s Cap and Buffer amounts will, in effect, be reduced by the fees and expenses of the Fund.
The Fund’s Defined Outcomes may only be realized by holding shares on the first day of the Outcome Period and continuing to hold shares through the last day of the Outcome Period. This means investors should hold or purchase shares prior to the beginning of the Outcome Period to achieve the intended results. The Fund’s Defined Outcomes in respect of each Outcome Period are measured from the Fund’s net asset value calculated at the end of the trading day immediately preceding the first day of that Outcome Period. Investors who purchase shares after the Outcome Period has begun or sell shares prior to the Outcome Period’s conclusion may experience investment returns very different from those that the Fund seeks to provide. Investment returns may vary (in some cases substantially) from the returns sought by the Fund’s Defined Outcome strategy if shares are purchased after the beginning of the Outcome Period or redeemed before the conclusion of the Outcome Period. Even if shares are held for the entire Outcome Period, the Fund may not successfully achieve the Defined Outcomes, and there is no guarantee that the Buffer will limit Fund losses as intended or that participation up to the Cap will be achieved. The Buffer is not guaranteed and may not be achieved. Purchasing shares after the beginning of the Outcome Period may provide little or no ability to realize investment returns if the Fund’s net asset value has increased in value to a level near or above the Cap. In this circumstance, a purchaser of shares of the Fund at that price would still be vulnerable to risk of loss but will have little or no opportunity for gain.
Purchasing shares after the beginning of the Outcome Period may also provide no benefit from the Buffer. If the Outcome Period has begun and the Fund’s net asset value has increased since the start of the Outcome Period, a purchaser of shares of the Fund at that price will not benefit from the Buffer unless the Fund’s net asset value decreases to its value at the start of the Outcome Period. On the other hand, if the Outcome Period has begun and the Fund’s net asset value has decreased such that its performance since the start of the Outcome Period is below the Buffer, a purchaser of shares of the Fund at that price will not benefit from the Buffer unless the Fund’s net asset value increases. Therefore, purchasing shares after the Outcome Period has begun may result in the potential for full loss of the investment amount notwithstanding the Buffer or may result in the Buffer providing less protection against loss than if the shares were purchased on the first day of the Outcome Period.
Additionally, if the Outcome Period has begun and the Fund’s net asset value has decreased since the start of the Outcome Period, a purchaser of shares of the Fund at that price may realize an investment return that is less than any subsequent positive return of the Underlying Index. You therefore should not purchase shares after the first day of the Outcome Period, or redeem shares prior to the last day of the Outcome Period, without understanding fully the consequences of doing so. Please consult with your financial advisor. The Fund's website, invesco.com/00901C202, provides important Fund information on a daily basis, including information about the Cap and Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.
The Fund’s net asset value will be principally composed of options contracts on the Underlying Index, the value of which is derived from the performance of the Underlying Index. However, because the time remaining until expiration, the price volatility of the Underlying Index and general interest rate conditions are also components of the options’ values, the Fund’s net asset value will not directly correlate on a day-to-day basis with the returns experienced by the Underlying Index. Consequently, the Fund’s net asset value is not expected to increase or decrease at the same rate or magnitude as the Underlying Index. Only upon expiration of the options contracts at the end of the Outcome Period, when the value of the Underlying Index will be the only component of the options’ values, can the Defined Outcome be expected to be achieved. Consequently, you should be aware that, if you redeem your shares in the Fund before the end of the Outcome Period, you should not expect the return on your investment to equal the Defined Outcome or to correspond to the performance of the Underlying Index. This will be the case even if you purchased shares of the Fund at the beginning of the Outcome Period.
The Fund may be “non-diversified,” as defined in the Investment Company Act of 1940 (1940 Act), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. As a “non-diversified” fund, the Fund can invest such that a greater percentage of its assets are tied to a small group of issuers or any one issuer than a diversified fund can. Shareholder approval will not be
6        Invesco® V.I. Nasdaq 100 Buffer Fund - September

sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. As of April 1, 2023, the Underlying Index is non-diversified, and therefore as of that same date, the Fund is managed as non-diversified in accordance with the Underlying Index.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. The value of the Underlying Index may be volatile, may go up or down due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates or expectations about inflation, regional or global instability, or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. The value of the Underlying Index may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Underlying Index, as well as the financial markets and global economy generally. Such circumstances may impact the ability of the Adviser to effectively implement the Fund’s investment strategy. The value of options contracts on the Underlying Index, which will constitute the substantial portion of the Fund’s portfolio, may at times be more volatile than the Underlying Index itself. Consequently, the value of the Fund’s shares will be impacted by the price volatility of both the Underlying Index and options contracts on the Underlying Index.
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Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Buffered Loss Risk. The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that mitigates or alleviates downside risk and, typically, caps returns on the upside. The Buffer here is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). In addition, if shares are purchased after the beginning of or redeemed before the end of the Outcome Period, there may be no effect of the Buffer and the result may be a loss of investment. If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment. The Fund’s Buffer as part of its Defined Outcome strategy may not be successful in limiting losses.
Capped Return Risk. If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. In this circumstance, you should not buy shares of the Fund. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
Cap Level Change Risk. At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
Outcome Period Risk. The Fund’s Defined Outcome strategy seeks to replicate the performance of the Underlying Index (prior to taking into account fees and expenses of the Fund) over the Outcome Period, subject to the Cap and Buffer, solely if shares are purchased on the first day of the Outcome Period and held until the last day of the Outcome Period. This means investors should hold or purchase shares prior to the beginning of the Outcome Period to achieve the intended results. If shares are purchased after the commencement of the Outcome Period or redeemed before the end of the Outcome Period, investment returns may vary significantly. Shares purchased after the Outcome Period begins may provide little or no ability to realize investment returns if the Fund’s net asset value has increased in value to a level near or above the Cap but will still be subject to the risk of loss. If shares are purchased
7        Invesco® V.I. Nasdaq 100 Buffer Fund - September

after the Outcome Period begins and the Fund’s net asset value has decreased to the Buffer level, there is no effective Buffer against further losses when purchasing at that time. If shares are purchased after the Outcome Period begins and the Fund’s net asset value has increased, the Buffer will not protect against subsequent losses unless the Fund’s net asset value decreases to its value at the start of the Outcome Period. Additionally, if the Outcome Period has begun and the Fund’s net asset value has decreased since the start of the Outcome Period, a purchaser of shares of the Fund at that price may realize an investment return that is less than any subsequent positive return of the Underlying Index.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise avoid.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Derivatives strategies may not always be successful. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
OCC/Clearing Member Default Risk. The Fund's options contracts will cause it to incur counterparty risk to the OCC and its clearing member. The OCC acts as guarantor and central counterparty with respect to the Fund’s option contracts. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC or the Fund’s clearing member becomes bankrupt, insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses and/or be unable to achieve its Defined Outcome strategy.
Since the Fund is not a member of the OCC and only members of the OCC (“clearing members”) can participate directly in the clearing house, the Fund will hold its options contracts through accounts at its clearing members. The Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at its clearing members. Assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy or insolvency, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.
Options Risk. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Options transactions represent the possibility of large amounts of exposure (or leverage), which may result in the Fund’s net asset value being more sensitive to changes in the value of the option. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market value of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.
Flex Options Risk. Flex Options are cleared and guaranteed for settlement by the OCC, but are not listed like other exchange-traded options. Therefore, Flex Options may be less liquid than certain other securities, such as conventional, listed options, and the Fund may not be able to close out certain Flex Options positions at desirable times and prices, which could prevent the Fund from achieving its Defined Outcome strategy. Flex Options typically can be exercised only on the expiration date, and until that date the value of a Flex Option will be affected by, among other factors, changes in the value of the Underlying Index, changes in interest rates, the price volatility of the Underlying Index and the remaining time until the expiration date. The value of a Flex Option does not increase or decrease at the same rate as the Underlying Index, but typically moves in line with value of the Underlying Index as it approaches its expiration date. Certain Flex Options could expire without value.
In the event that trading in Flex Options is limited or absent, the value of the Fund’s Flex Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the Flex Options. The trading in Flex Options may be less deep and liquid than the market for certain other securities. Flex Options may be less liquid than conventional, listed options. In a less liquid market for Flex Options, terminating the Flex Options may require the payment of a larger premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for Flex
8        Invesco® V.I. Nasdaq 100 Buffer Fund - September

Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the Flex Options held by the Fund and the value of your investment.
Non-Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns that correspond to the returns of the Underlying Index in all cases. The operation of the Cap and the Buffer are designed to provide holders of shares of the Fund over an Outcome Period with an investment return that differs from the return of the Underlying Index if the performance of the Underlying Index exceeds the Cap or is negative. Additionally, a shareholder who redeems shares before the conclusion of an Outcome Period is unlikely to realize returns that correspond to the performance of the Underlying Index since the start of the Outcome Period. If you desire to achieve an investment return that equals the return on the Underlying Index in all cases, you should not buy shares of the Fund.
Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or group of industries. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. Such industry-based risks, any of which may adversely affect the companies in the Underlying Index, may include, but are not limited to legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or group of industries. In addition, at times, such industry or group of industries may be out of favor and underperform other industries, groups of industries or the market as a whole.
Technology Sector Risk. Technology companies are subject to intense competition and their products are at risk of rapid obsolescence, which make the prices of securities issued by these companies particularly volatile. Product obsolescence can result from rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Factors that may also significantly affect the market value of securities of issuers in the technology sector include the failure to obtain, or delays in obtaining, financing or regulatory approvals, product incompatibility, changing consumer preferences, increased government scrutiny, high required corporate capital expenditure for research and development or infrastructure and development of new products. Technology companies are also heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect the company's profitability.
Non-Diversification Risk. Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, in seeking to track its Underlying Index, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest such that a greater portion of its assets are tied to the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.
Non-Correlation Risk. The Fund’s returns may not match the returns of the Underlying Index (that is, it may experience tracking error) for a number of reasons. In addition to the impact of the Cap and the Buffer on the Fund’s returns as compared to the returns of the Underlying Index, the Fund incurs operating expenses not applicable to the Underlying Index. To the extent that the Fund has recently commenced operations and/or otherwise has a relatively small amount of assets, such operating expenses could have a proportionally greater impact on the Fund. Additionally, subscription and redemption activity in the Fund may cause the Fund to experience tracking error. Investors purchasing or redeeming shares of the Fund will transact at the net asset value per share of the relevant Series of shares next computed after the Fund receives that investor’s order. However, the Fund generally will not purchase or sell the relevant options contracts referencing the Underlying Index in response to investor subscriptions and redemptions on a particular business day until after the investor orders are received, and the price of those options contracts may have changed (potentially substantially) in the intervening period since the net asset value of the Fund’s shares was last determined. The potential for such tracking error is greater when subscription and redemption activity in the Fund is relatively higher and/or during periods that the value of the Underlying Index or options contracts thereon are experiencing relatively higher volatility. The Fund’s net asset value will be principally composed of options contracts on the Underlying Index, the value of which is derived not only from the performance of the Underlying Index but also from the time remaining until expiration, the price volatility of the Underlying Index and general interest rate conditions. Consequently, the Fund’s net asset value will not directly correlate on a day-to-day basis with the returns experienced by the Underlying Index.
The performance of the Fund and the Underlying Index also may vary due to asset valuation differences and because the Fund may fair value certain of the investments it holds. To the extent the Fund calculates its NAV based on fair value prices, the Fund’s ability to track the Underlying Index may be adversely affected.
The Adviser may not fully invest the Fund’s assets at times, either as a result of cash flows into the Fund, to retain a reserve of cash to meet redemptions and expenses, or because of low assets.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Redemption Risk. In some instances, an insurance company through which the Fund is available may restrict its contract owners from purchasing the Fund’s shares after an Outcome Period has already commenced. Nevertheless, existing Fund shareholders are legally permitted to redeem shares they already hold throughout the Outcome Period on any trading day, as described in the applicable variable insurance contract prospectus. Such redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity and its ability to achieve the Defined Outcome strategy.
Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations, the ability of the Fund to value the Flex Options it holds becomes more difficult and the judgment of the Fund’s Adviser (employing the valuation policy adopted by the Board of Trustees of the Trust and related procedures) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable, objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.
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Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco Asset Management Limited (Invesco Asset Management) serves as the Fund’s investment sub-adviser. Invesco Asset Management, an affiliate of the Adviser, is located at Perpetual Park, Perpetual Park Drive, Henley-on-Thames, Oxfordshire, RG9 1HH, United Kingdom. Invesco Asset Management has been managing assets on behalf of consumers, institutional clients and institutional professionals through a broad product range, including investment companies with variable capital, investment trusts, individual savings accounts, pension funds, offshore funds and other specialist mandates since 1969, the year Invesco Asset Management was incorporated. Invesco Asset Management provides portfolio management services to the Fund.
In addition, Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser did not receive any compensation from the Fund, after fee waiver and/or expense reimbursement, if any.
Invesco, not the Fund, pays sub-advisory fees, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
Investment management decisions for the Fund are made by the investment management teams at Invesco and Invesco Asset Management.
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
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John Burrello, CFA, Portfolio Manager, who has been responsible for the Fund since 2023 and has been associated with Invesco and/or its affiliates since 2012.
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Ali Zouiten, Portfolio Manager, who has been responsible for the Fund since 2021 and has been associated with Invesco Asset Management and/or its affiliates since 2019. From 2017 to 2019, he was associated with HSBC Asset Management where he served as Head of Investments for Product Development. From 2011 to 2019, he was associated with Baloise Group in Switzerland, where he served as Specialist for Hedging and Financial Structures.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
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Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when
11        Invesco® V.I. Nasdaq 100 Buffer Fund - September

the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
12        Invesco® V.I. Nasdaq 100 Buffer Fund - September

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Disclaimers
The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Underlying Index to track general stock market performance. The Corporations' only relationship to the Adviser and the Fund (together, the “Licensee”) is in the licensing of the Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, NDX®, “QQQ®”, and certain trade names of the Corporations and the use of the Underlying Index which is determined, composed and calculated by Nasdaq without regard to the Licensee. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUND, OR ANY
13        Invesco® V.I. Nasdaq 100 Buffer Fund - September

OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
The Adviser, Sub-Adviser and their affiliates (collectively, the Adviser Parties) do not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser Parties shall have no liability for any errors, omissions, restatements, re-calculations or interruptions therein. The Adviser Parties make no warranty, express or implied, as to results to be obtained by the Fund, owners of shares of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser Parties make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser Parties have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.
14        Invesco® V.I. Nasdaq 100 Buffer Fund - September

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/22	$10.60	$(0.06)	$(2.17)	$(2.23)	$8.37	(21.04)%	$1,336	0.70%	2.89%	(0.64)%	0%
Period ended 12/31/21(d)	10.00	(0.02)	0.62	0.60	10.60	6.00	1,589	0.70(e)	7.73(e)	(0.70)(e)	0

Series II
Year ended 12/31/22	10.59	(0.08)	(2.16)	(2.24)	8.35	(21.15)	3,400	0.95	3.14	(0.89)	0
Period ended 12/31/21(d)	10.00	(0.03)	0.62	0.59	10.59	5.90	2,072	0.95(e)	7.98(e)	(0.95)(e)	0

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of September 30, 2021.
(e)	Annualized.
15        Invesco® V.I. Nasdaq 100 Buffer Fund - September

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco® V.I. Nasdaq 100 Buffer Fund - September SEC 1940 Act file number: 811-07452

invesco.com/us	VINDQS-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco® V.I. Nasdaq 100 Buffer Fund - December
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
◾
is not FDIC insured;
◾
may lose value; and
◾
is not guaranteed by a bank.

The Fund has characteristics unlike traditional investment products and is not suitable for all investors. Carefully read this prospectus before determining whether the Fund may be a suitable investment.
◾
The Fund seeks, over a specified annual outcome period (an “Outcome Period”), to provide investors with returns that match those of the Nasdaq-100 Index® (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. There is no guarantee that the Fund will successfully achieve its investment objective.
◾
As of the date of this prospectus, the Defined Outcomes sought by the Fund are based upon the performance of the Underlying Index over the Outcome Period of January 1, 2023 through December 31, 2023. Following this Outcome Period, each subsequent Outcome Period will be a one-year period from January 1 to December 31. The Fund is not intended to terminate after the end of any Outcome Period. After the end of each Outcome Period, another will begin.
◾
Buffer: For each Outcome Period, the Fund seeks to provide a buffer against the first 10% of Underlying Index losses over that Outcome Period (expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period), prior to taking account any fees and expenses of the Fund (the “Buffer”), which before Fund fees and expenses is 10% for Series I shares and 10% for Series II shares and after fees and expenses is 9.3% for Series I shares and 9.05% for Series II shares. The Fund, and therefore investors, will bear all Underlying Index losses over an Outcome Period exceeding 10%. There is no guarantee the Fund will successfully buffer against Underlying Index losses. The Buffer is designed to have its full effect only for investors who hold Fund shares for an entire Outcome Period.
◾
Cap: For each Outcome Period, Fund performance is subject to an upside return cap that represents the maximum percentage return (expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period), prior to taking into account any fees and expenses of the Fund (the “Cap”). The Fund's current Cap is set at 24.60%, which before Fund fees and expenses is 24.60% for Series I shares and 24.60% for Series II shares and after fees and expenses is 23.73% for Series I shares and 23.42% for Series II shares. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period, based on market conditions and other factors. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration. If the Underlying Index experiences returns over an Outcome Period in excess of the Cap, the Fund, and therefore investors, will not experience those excess gains.
◾
There is no guarantee that the Defined Outcomes for any Outcome Period will be realized. A shareholder may lose their entire investment.
◾
The Fund's Defined Outcomes may only be realized by holding shares on the first day of the Outcome Period and continuing to hold shares through to the last day of the Outcome Period. Accordingly, purchasing shares after the beginning of the Outcome Period may provide little or no ability to realize investment returns if the Fund's net asset value has increased in value to a level near or above the Cap. In addition, if shares are purchased after the beginning of or redeemed before the end of the Outcome Period, there may be no effect of the Buffer and the result may be a loss of investment. If shares are purchased after the commencement of the Outcome Period or redeemed before the end of the Outcome Period, investment returns may vary significantly.
◾
Even if shares are held for the entire Outcome Period, the Fund may not successfully achieve the Defined Outcomes, and there is no guarantee that the Buffer will limit Fund losses as intended or that participation up to the Cap will be achieved. The Buffer is not guaranteed and may not be achieved.
◾
Outcomes are Before Fees and Expenses: The Buffer and the Cap are calculated and expressed before giving effect to Fund fees and expenses. Thus, the maximum Fund performance over an Outcome Period is expected to be lower than the Cap by the amount of such fees and expenses, and Fund performance over an Outcome Period will be exposed to losses beyond the Buffer in the amount of such fees and expenses. The Fund's prospectus includes further detail on Fund fees and expenses.
◾
A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. Each Outcome Period will have a new Cap which may be higher or lower than the current Cap. The Buffer for each Outcome Period will be 10%.
◾
The Fund's website, invesco.com/00901C400, provides important Fund information on a daily basis, including information about the Cap and Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco® V.I. Nasdaq 100 Buffer Fund - December

Fund Summary
Investment Objective(s)
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq-100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.42%	0.42%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	2.50	2.50

Acquired Fund Fees and Expenses	0.01	0.01

Total Annual Fund Operating Expenses	2.93	3.18

Fee Waiver and/or Expense Reimbursement[1]	2.22	2.22

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.71	0.96

1
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed below) of Series I shares and Series II shares to 0.70% and 0.95%, respectively, of the Fund's average daily net assets (the “expense limits”). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$73	$696	$1,346	$3,093

Series II shares	$98	$772	$1,470	$3,331

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the Invesco QQQ® Trust, which is an exchange-traded unit investment trust that seeks to track the Nasdaq-100 Index (the “Underlying Fund”). References throughout this Prospectus to options that reference the “Underlying Index” mean either the Underlying Index or the Underlying Fund unless otherwise indicated. The Underlying Index includes securities of 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market LLC based on market capitalization. The options used by the Fund will include conventional, exchange-traded (listed) put and call options on the Underlying Index and Flexible Exchange Options (“Flex Options”), which are customizable options contracts. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Both the conventional, listed put and call options and the Flex Options on the Underlying Index purchased and sold by the Fund are cleared by the Options Clearing Corporation (“OCC”), a market clearinghouse, through a clearing member selected by the Fund. Flex Options allow the Fund to specify key contract terms, including exercise prices and expiration dates, that are not available for contracts traded in the conventional, listed options market. Flex Options purchased and sold by the Fund are set to expire on the last day of the Outcome Period, at which time the Fund will invest in a new set of Flex Options for the next Outcome Period.
The Underlying Index is a price return index, which captures only the capital appreciation or depreciation component of the issuers included in the Underlying Index and not any associated dividend payments paid by those issuers. The Fund, and therefore investors in the Fund, will not receive the benefit of such dividends.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of one year (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. A new Cap level will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage
1        Invesco® V.I. Nasdaq 100 Buffer Fund - December

of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders. As a result, you should expect that, if the Nasdaq-100 Index experiences losses of more than 10% over the relevant Outcome Period, you will bear all such losses on a one-to-one basis.
The Fund has characteristics unlike many other traditional investment products and is not appropriate for all investors. In particular, investment in the Fund may not be appropriate for investors who do not intend to maintain their investment through the entire Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Defined Outcomes.
As of the date of this prospectus, the Defined Outcomes sought by the Fund are based upon the performance of the Underlying Index over the Outcome Period of January 1, 2023 through December 31, 2023. The Fund’s current Cap is set at 24.60%. Following this Outcome Period, each subsequent Outcome Period will be a twelve-month period from January 1 to December 31. The Fund is not intended to terminate after the end of any Outcome Period. After the end of each Outcome Period, another will begin. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. Although the Buffer for each Outcome Period will be 10% (prior to taking into account any Fund fees and expenses), the Cap level may rise or fall from one Outcome Period to the next. The Outcome Period start date and end date, the Underlying Index Start Value and the Cap for subsequent Outcome Periods will be disclosed in a supplement to the Fund’s summary prospectus and prospectus on the Fund’s website.
◾
Buffer: For each Outcome Period, the Fund seeks to provide a buffer against the first 10% of Underlying Index losses over that Outcome Period (expressed as a percentage of the relevant Underlying Index Start Value), prior to taking into account any fees and expenses of the Fund, which after Fund fees and expenses is 9.3% for Series I shares and 9.05% for Series II shares. The Fund, and therefore investors, will bear all Underlying Index losses over an Outcome Period exceeding 10%. There is no guarantee the Fund will successfully buffer against Underlying Index losses. The Buffer is designed to have its full effect only for investors who hold Fund shares for an entire Outcome Period.
◾
Cap: For each Outcome Period, Fund performance is subject to an upside return cap that represents the maximum percentage return (expressed as a percentage of the relevant Underlying Index Start Value), prior to taking into account any fees and expenses of the Fund. The Fund's current Cap is set at 24.60%, which after Fund expenses is 23.73% for Series I shares and 23.42% for Series II shares. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period, based on market conditions and other factors. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration. If the Underlying Index experiences returns over an Outcome Period in excess of the Cap, the Fund, and therefore investors, will not experience those excess gains.
The Fund’s Defined Outcomes may only be realized by holding shares on the first day of the Outcome Period and continuing to hold shares through the last day of the Outcome Period. The Fund’s Defined Outcomes in respect of each Outcome Period are measured from the Fund’s net asset value calculated at the end of the trading day immediately preceding the first day of that
Outcome Period. Investors who purchase shares after the Outcome Period has begun or sell shares prior to the Outcome Period’s conclusion may experience investment returns very different from those that the Fund seeks to provide. Investment returns may vary (in some cases substantially) from the returns sought by the Fund’s Defined Outcome strategy if shares are purchased after the beginning of the Outcome Period or redeemed before the conclusion of the Outcome Period. Purchasing shares after the beginning of the Outcome Period may provide little or no ability to realize investment returns if the Fund’s net asset value has increased in value to a level near or above the Cap. In this circumstance, a purchaser of shares of the Fund at that price would still be vulnerable to risk of loss but will have little or no opportunity for gain. Purchasing shares after the beginning of the Outcome Period may also provide no benefit from the Buffer. Even if shares are held for the entire Outcome Period, the Fund may not successfully achieve the Defined Outcomes, and there is no guarantee that the Buffer will limit Fund losses as intended or that participation up to the Cap will be achieved. The Buffer is not guaranteed and may not be achieved. You therefore should not purchase shares after the first day of the Outcome Period, or redeem shares prior to the last day of the Outcome Period, without understanding fully the consequences of doing so. Please consult with your financial advisor. The Fund's website, invesco.com/00901C400, provides important Fund information on a daily basis, including information about the Cap and Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.
The Fund may be “non-diversified,” as defined in the Investment Company Act of 1940 (1940 Act), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. As a “non-diversified” fund, the Fund can invest such that a greater percentage of its assets are tied to a small group of issuers or any one issuer than a diversified fund can. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. As of April 1, 2023, the Underlying Index is non-diversified, and therefore as of that same date, the Fund is managed as non-diversified in accordance with the Underlying Index.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. The value of the Underlying Index may be volatile, may go up or down due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates or expectations about inflation, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. Such circumstances may impact the ability of the Adviser to effectively implement the Fund’s investment strategy. The value of options contracts on the Underlying Index, which will constitute the substantial portion of the Fund’s portfolio, may at times be more volatile than the Underlying Index itself. Consequently, the value of the Fund’s shares will be impacted by the price volatility of both the Underlying Index and options contracts on the Underlying Index.
2        Invesco® V.I. Nasdaq 100 Buffer Fund - December

Buffered Loss Risk. The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that mitigates or alleviates downside risk and, typically, caps returns on the upside. The Buffer here is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). In addition, if shares are purchased after the beginning of or redeemed before the end of the Outcome Period, there may be no effect of the Buffer and the result may be a loss of investment. If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment. The Fund’s Buffer as part of its Defined Outcome strategy may not be successful in limiting losses.
Capped Return Risk. If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. In this circumstance, you should not buy shares of the Fund. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
Cap Level Change Risk. At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
Outcome Period Risk. The Fund’s Defined Outcome strategy seeks to replicate the performance of the Underlying Index (prior to taking into account fees and expenses of the Fund) over the Outcome Period, subject to the Cap and Buffer, solely if shares are purchased on the first day of the Outcome Period and held until the last day of the Outcome Period. This means investors should hold or purchase shares prior to the beginning of the Outcome Period to achieve the intended results. If shares are purchased after the commencement of the Outcome Period or redeemed before the end of the Outcome Period, investment returns may vary significantly.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
OCC/Clearing Member Default Risk. The Fund's options contracts will cause it to incur counterparty risk to the OCC and its clearing member. The OCC acts as guarantor and central counterparty with respect to the Fund’s option contracts. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC or the Fund’s clearing member becomes bankrupt, insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses and/or be unable to achieve its Defined Outcome strategy.
Options Risk. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Options transactions represent the possibility of large amounts of exposure (or leverage), which may result in the Fund’s net asset value being more sensitive to changes in the value of the option. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market value of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.
Flex Options Risk. Flex Options are cleared and guaranteed for settlement by the OCC, but are not listed like other exchange-traded options. Therefore, Flex Options may be less liquid than certain other securities, such as conventional, listed options, and the Fund may not be able to close out certain Flex Options positions at desirable times and prices, which could prevent the Fund from achieving its Defined Outcome strategy.
In the event that trading in Flex Options is limited or absent, the value of the Fund’s Flex Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the Flex Options.
Non-Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns that correspond to the returns of the Underlying Index in all cases. The operation of the Cap and the Buffer are designed to provide holders of shares of the Fund over an Outcome Period with an investment return that differs from the return of the Underlying Index if the performance of the Underlying Index exceeds the Cap or is negative. Additionally, a shareholder who redeems shares before the conclusion of an Outcome Period is unlikely to realize returns that correspond to the performance of the Underlying Index since the start of the Outcome Period. If you desire to achieve an investment return that equals the return on the Underlying Index in all cases, you should not buy shares of the Fund.
Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By
3        Invesco® V.I. Nasdaq 100 Buffer Fund - December

concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in the Underlying Index, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Technology Sector Risk. Technology companies are subject to intense competition, rapid obsolescence of their products, issues with obtaining financing or regulatory approvals, product incompatibility, changing consumer preferences, increased government scrutiny, high required corporate capital expenditure for research and development or infrastructure and development of new products, each of which make the prices of securities issued by these companies more volatile. Technology companies are also heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect the company's profitability.
Non-Diversification Risk. Under the Investment Company Act of 1940 (1940 Act), a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest such that a greater portion of its assets are tied to the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
Non-Correlation Risk. The Fund’s returns may not match the returns of the Underlying Index (that is, it may experience tracking error) for a number of reasons. In addition to the impact of the Cap and the Buffer on the Fund’s returns as compared to the returns of the Underlying Index, the Fund incurs operating expenses not applicable to the Underlying Index. To the extent that the Fund has recently commenced operations and/or otherwise has a relatively small amount of assets, such operating expenses could have a proportionally greater impact on the Fund. Additionally, subscription and redemption activity in the Fund may cause the Fund to experience tracking error. Investors purchasing or redeeming shares of the Fund will transact at the net asset value per share of the relevant Series of shares next computed after the Fund receives that investor’s order. However, the Fund generally will not purchase or sell the relevant options contracts referencing the Underlying Index in response to investor subscriptions and redemptions on a particular business day until after the investor orders are received, and the price of those options contracts may have changed (potentially substantially) in the intervening period since the net asset value of the Fund’s shares was last determined. The potential for such tracking error is greater when subscription and redemption activity in the Fund is relatively higher and/or during periods that the value of the Underlying Index or options contracts thereon are experiencing relatively higher volatility. The Fund’s net asset value will be principally composed of options contracts on the Underlying Index, the value of which is derived not only from the performance of the Underlying Index but also from the time remaining until expiration, the price volatility of the Underlying Index and general interest rate conditions. Consequently, the Fund’s net asset value will not directly correlate on a day-to-day basis with the returns experienced by the Underlying Index.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Redemption Risk. In some instances, an insurance company through which the Fund is available may restrict its contract owners from purchasing the Fund’s shares after an Outcome Period has already commenced. Nevertheless, existing Fund shareholders are legally permitted to redeem shares they already hold throughout the Outcome Period on any trading day, as described in the applicable variable insurance contract prospectus. Such redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity and its ability to achieve the Defined Outcome strategy.
Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations, the ability of the Fund to value the Flex Options it holds becomes more difficult and the judgment of the Fund’s Adviser (employing the valuation policy adopted by the Board of Trustees of the Trust and related procedures) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable, objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
4        Invesco® V.I. Nasdaq 100 Buffer Fund - December

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	December 31, 2022	0.00%
Worst Quarter	June 30, 2022	-17.02%

Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	Since Inception
Series I	12/31/2021	-24.30%	-24.30%

Series II	12/31/2021	-24.50	-24.50

Nasdaq-100 Index® (Price Only)[1]		-32.97	-32.97

1
The Nasdaq-100 Index® (Price Only) is a price return index, which tracks the price of its component securities and excludes dividends.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Investment Sub-Adviser: Invesco Asset Management Limited

Portfolio Managers	Title	Length of Service on the Fund
John Burrello, CFA	Portfolio Manager	2023

Ali Zouiten	Portfolio Manager	2021

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in this prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq-100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. Although the Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.
The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the Invesco QQQ Trust, which is an exchange-traded unit investment trust that seeks to track the Nasdaq-100 Index (the “Underlying Fund”). References throughout this Prospectus to options that reference the “Underlying Index” mean either the Underlying Index or the Underlying Fund unless otherwise indicated. The Underlying Index includes securities of 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market LLC based on market capitalization. The options used by the Fund will include conventional, exchange-traded (listed) put and call options on the Underlying Index and Flexible Exchange Options (“Flex Options”), which are customizable options contracts. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Both the conventional, listed put and call options and the Flex Options on the Underlying Index purchased and sold by the Fund are cleared by the Options Clearing Corporation (“OCC”), a market clearinghouse, through a clearing member selected by the Fund. Flex Options allow the Fund to specify key contract terms, including exercise prices and expiration dates, that are not available for contracts traded in the conventional, listed options market. Flex Options purchased and sold by the Fund are set to expire on the last day of the Outcome Period, at which time the Fund will invest in a new set of Flex Options for the next Outcome Period.
The Underlying Index is a price return index, which captures only the capital appreciation or depreciation component of the issuers included in the Underlying Index and not any associated dividend payments paid by those issuers. The Fund, and therefore investors in the Fund, will not receive the benefit of such dividends.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of one year (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. A new Cap level will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders. As a result, you should expect that, if the Nasdaq-100 Index experiences losses of more than 10% over the relevant Outcome Period, you will bear all such losses on a one-to-one basis.
5        Invesco® V.I. Nasdaq 100 Buffer Fund - December

The Fund has characteristics unlike many other traditional investment products and is not appropriate for all investors. In particular, investment in the Fund may not be appropriate for investors who do not intend to maintain their investment through the entire Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Defined Outcomes.
As of the date of this prospectus, the Defined Outcomes sought by the Fund are based upon the performance of the Underlying Index over the Outcome Period of January 1, 2023 through December 31, 2023. The Fund’s current Cap is set at 24.60%. Following this Outcome Period, each subsequent Outcome Period will be a twelve-month period from January 1 to December 31. The Fund is not intended to terminate after the end of any Outcome Period. After the end of each Outcome Period, another will begin. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. Although the Buffer for each Outcome Period will be 10% (prior to taking into account any Fund fees and expenses), the Cap level may rise or fall from one Outcome Period to the next. The Outcome Period start date and end date, the Underlying Index Start Value and the Cap for subsequent Outcome Periods will be disclosed in a supplement to the Fund’s summary prospectus and prospectus on the Fund’s website. There is no guarantee that the Defined Outcome strategy for an Outcome Period will be realized.
The Cap for each Outcome Period is set at the end of the trading day immediately preceding the first day of that Outcome Period, is expressed as a percentage of the Underlying Index Start Value, and represents the maximum return that can be achieved by investing in the Fund over the Outcome Period (prior to taking into account any fees and expenses of the Fund). The Cap level is based on market conditions and other factors. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration. If the performance of the Underlying Index over the Outcome Period equals or exceeds the Cap, the Fund seeks to provide an investment return equal to the Cap (less Fund fees and expenses). If the Underlying Index performance is positive but less than the Cap, the Fund seeks to provide an investment return equal to the Underlying Index performance (less Fund fees and expenses).
The Buffer for each Outcome Period will be 10% and represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund seeks to protect investors from if the Underlying Index experiences losses over the Outcome Period (prior to taking into account any fees and expenses of the Fund). If the Underlying Index performance over an Outcome Period is negative and such losses over the Outcome Period are at or less than the Buffer, the Fund seeks to provide a return of 0%, less Fund fees and expenses. If the Underlying Index performance over an Outcome Period is negative and such losses exceed the Buffer, the Fund seeks to provide a loss that is less than the loss on the Underlying Index by the amount of the Buffer (less Fund fees and expenses). Stated differently, in this circumstance the Fund seeks to provide a return equal to the negative performance of the Underlying Index (less Fund fees and expenses) plus the Buffer. The Fund’s Cap and Buffer amounts will, in effect, be reduced by the fees and expenses of the Fund.
The Fund’s Defined Outcomes may only be realized by holding shares on the first day of the Outcome Period and continuing to hold shares through the last day of the Outcome Period. This means investors should hold or purchase shares prior to the beginning of the Outcome Period to achieve the intended results. The Fund’s Defined Outcomes in respect of each Outcome Period are measured from the Fund’s net asset value calculated at the end of the trading day immediately preceding the first day of that Outcome Period. Investors who purchase shares after the Outcome Period has begun or sell shares prior to the Outcome Period’s conclusion may experience investment returns very different from those that the Fund seeks to provide. Investment returns may vary (in some cases substantially) from the returns sought by the Fund’s Defined Outcome strategy if shares are purchased after the beginning of the Outcome Period or redeemed before the conclusion of the Outcome Period. Even if shares are held for the entire Outcome Period, the Fund may not successfully achieve the Defined Outcomes, and there is no guarantee that the Buffer will limit Fund losses as intended or that participation up to the Cap will be achieved. The Buffer is not guaranteed and may not be achieved. Purchasing shares after the beginning of the Outcome Period may provide little or no ability to realize investment returns if the Fund’s net asset value has increased in value to a level near or above the Cap. In this circumstance, a purchaser of shares of the Fund at that price would still be vulnerable to risk of loss but will have little or no opportunity for gain.
Purchasing shares after the beginning of the Outcome Period may also provide no benefit from the Buffer. If the Outcome Period has begun and the Fund’s net asset value has increased since the start of the Outcome Period, a purchaser of shares of the Fund at that price will not benefit from the Buffer unless the Fund’s net asset value decreases to its value at the start of the Outcome Period. On the other hand, if the Outcome Period has begun and the Fund’s net asset value has decreased such that its performance since the start of the Outcome Period is below the Buffer, a purchaser of shares of the Fund at that price will not benefit from the Buffer unless the Fund’s net asset value increases. Therefore, purchasing shares after the Outcome Period has begun may result in the potential for full loss of the investment amount notwithstanding the Buffer or may result in the Buffer providing less protection against loss than if the shares were purchased on the first day of the Outcome Period.
Additionally, if the Outcome Period has begun and the Fund’s net asset value has decreased since the start of the Outcome Period, a purchaser of shares of the Fund at that price may realize an investment return that is less than any subsequent positive return of the Underlying Index. You therefore should not purchase shares after the first day of the Outcome Period, or redeem shares prior to the last day of the Outcome Period, without understanding fully the consequences of doing so. Please consult with your financial advisor. The Fund's website, invesco.com/00901C400, provides important Fund information on a daily basis, including information about the Cap and Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.
The Fund’s net asset value will be principally composed of options contracts on the Underlying Index, the value of which is derived from the performance of the Underlying Index. However, because the time remaining until expiration, the price volatility of the Underlying Index and general interest rate conditions are also components of the options’ values, the Fund’s net asset value will not directly correlate on a day-to-day basis with the returns experienced by the Underlying Index. Consequently, the Fund’s net asset value is not expected to increase or decrease at the same rate or magnitude as the Underlying Index. Only upon expiration of the options contracts at the end of the Outcome Period, when the value of the Underlying Index will be the only component of the options’ values, can the Defined Outcome be expected to be achieved. Consequently, you should be aware that, if you redeem your shares in the Fund before the end of the Outcome Period, you should not expect the return on your investment to equal the Defined Outcome or to correspond to the performance of the Underlying Index. This will be the case even if you purchased shares of the Fund at the beginning of the Outcome Period.
The Fund may be “non-diversified,” as defined in the Investment Company Act of 1940 (1940 Act), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. As a “non-diversified” fund, the Fund can invest such that a greater percentage of its assets are tied to a small group of issuers or any one issuer than a diversified fund can. Shareholder approval will not be
6        Invesco® V.I. Nasdaq 100 Buffer Fund - December

sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. As of April 1, 2023, the Underlying Index is non-diversified, and therefore as of that same date, the Fund is managed as non-diversified in accordance with the Underlying Index.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. The value of the Underlying Index may be volatile, may go up or down due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates or expectations about inflation, regional or global instability, or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. The value of the Underlying Index may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Underlying Index, as well as the financial markets and global economy generally. Such circumstances may impact the ability of the Adviser to effectively implement the Fund’s investment strategy. The value of options contracts on the Underlying Index, which will constitute the substantial portion of the Fund’s portfolio, may at times be more volatile than the Underlying Index itself. Consequently, the value of the Fund’s shares will be impacted by the price volatility of both the Underlying Index and options contracts on the Underlying Index.
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Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Buffered Loss Risk. The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that mitigates or alleviates downside risk and, typically, caps returns on the upside. The Buffer here is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). In addition, if shares are purchased after the beginning of or redeemed before the end of the Outcome Period, there may be no effect of the Buffer and the result may be a loss of investment. If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment. The Fund’s Buffer as part of its Defined Outcome strategy may not be successful in limiting losses.
Capped Return Risk. If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. In this circumstance, you should not buy shares of the Fund. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
Cap Level Change Risk. At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
Outcome Period Risk. The Fund’s Defined Outcome strategy seeks to replicate the performance of the Underlying Index (prior to taking into account fees and expenses of the Fund) over the Outcome Period, subject to the Cap and Buffer, solely if shares are purchased on the first day of the Outcome Period and held until the last day of the Outcome Period. This means investors should hold or purchase shares prior to the beginning of the Outcome Period to achieve the intended results. If shares are purchased after the commencement of the Outcome Period or redeemed before the end of the Outcome Period, investment returns may vary significantly. Shares purchased after the Outcome Period begins may provide little or no ability to realize investment returns if the Fund’s net asset value has increased in value to a level near or above the Cap but will still be subject to the risk of loss. If shares are purchased
7        Invesco® V.I. Nasdaq 100 Buffer Fund - December

after the Outcome Period begins and the Fund’s net asset value has decreased to the Buffer level, there is no effective Buffer against further losses when purchasing at that time. If shares are purchased after the Outcome Period begins and the Fund’s net asset value has increased, the Buffer will not protect against subsequent losses unless the Fund’s net asset value decreases to its value at the start of the Outcome Period. Additionally, if the Outcome Period has begun and the Fund’s net asset value has decreased since the start of the Outcome Period, a purchaser of shares of the Fund at that price may realize an investment return that is less than any subsequent positive return of the Underlying Index.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise avoid.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Derivatives strategies may not always be successful. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
OCC/Clearing Member Default Risk. The Fund's options contracts will cause it to incur counterparty risk to the OCC and its clearing member. The OCC acts as guarantor and central counterparty with respect to the Fund’s option contracts. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC or the Fund’s clearing member becomes bankrupt, insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses and/or be unable to achieve its Defined Outcome strategy.
Since the Fund is not a member of the OCC and only members of the OCC (“clearing members”) can participate directly in the clearing house, the Fund will hold its options contracts through accounts at its clearing members. The Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at its clearing members. Assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy or insolvency, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.
Options Risk. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Options transactions represent the possibility of large amounts of exposure (or leverage), which may result in the Fund’s net asset value being more sensitive to changes in the value of the option. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market value of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.
Flex Options Risk. Flex Options are cleared and guaranteed for settlement by the OCC, but are not listed like other exchange-traded options. Therefore, Flex Options may be less liquid than certain other securities, such as conventional, listed options, and the Fund may not be able to close out certain Flex Options positions at desirable times and prices, which could prevent the Fund from achieving its Defined Outcome strategy. Flex Options typically can be exercised only on the expiration date, and until that date the value of a Flex Option will be affected by, among other factors, changes in the value of the Underlying Index, changes in interest rates, the price volatility of the Underlying Index and the remaining time until the expiration date. The value of a Flex Option does not increase or decrease at the same rate as the Underlying Index, but typically moves in line with value of the Underlying Index as it approaches its expiration date. Certain Flex Options could expire without value.
In the event that trading in Flex Options is limited or absent, the value of the Fund’s Flex Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the Flex Options. The trading in Flex Options may be less deep and liquid than the market for certain other securities. Flex Options may be less liquid than conventional, listed options. In a less liquid market for Flex Options, terminating the Flex Options may require the payment of a larger premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for Flex
8        Invesco® V.I. Nasdaq 100 Buffer Fund - December

Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the Flex Options held by the Fund and the value of your investment.
Non-Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns that correspond to the returns of the Underlying Index in all cases. The operation of the Cap and the Buffer are designed to provide holders of shares of the Fund over an Outcome Period with an investment return that differs from the return of the Underlying Index if the performance of the Underlying Index exceeds the Cap or is negative. Additionally, a shareholder who redeems shares before the conclusion of an Outcome Period is unlikely to realize returns that correspond to the performance of the Underlying Index since the start of the Outcome Period. If you desire to achieve an investment return that equals the return on the Underlying Index in all cases, you should not buy shares of the Fund.
Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or group of industries. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. Such industry-based risks, any of which may adversely affect the companies in the Underlying Index, may include, but are not limited to legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or group of industries. In addition, at times, such industry or group of industries may be out of favor and underperform other industries, groups of industries or the market as a whole.
Technology Sector Risk. Technology companies are subject to intense competition and their products are at risk of rapid obsolescence, which make the prices of securities issued by these companies particularly volatile. Product obsolescence can result from rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Factors that may also significantly affect the market value of securities of issuers in the technology sector include the failure to obtain, or delays in obtaining, financing or regulatory approvals, product incompatibility, changing consumer preferences, increased government scrutiny, high required corporate capital expenditure for research and development or infrastructure and development of new products. Technology companies are also heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect the company's profitability.
Non-Diversification Risk. Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, in seeking to track its Underlying Index, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest such that a greater portion of its assets are tied to the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.
Non-Correlation Risk. The Fund’s returns may not match the returns of the Underlying Index (that is, it may experience tracking error) for a number of reasons. In addition to the impact of the Cap and the Buffer on the Fund’s returns as compared to the returns of the Underlying Index, the Fund incurs operating expenses not applicable to the Underlying Index. To the extent that the Fund has recently commenced operations and/or otherwise has a relatively small amount of assets, such operating expenses could have a proportionally greater impact on the Fund. Additionally, subscription and redemption activity in the Fund may cause the Fund to experience tracking error. Investors purchasing or redeeming shares of the Fund will transact at the net asset value per share of the relevant Series of shares next computed after the Fund receives that investor’s order. However, the Fund generally will not purchase or sell the relevant options contracts referencing the Underlying Index in response to investor subscriptions and redemptions on a particular business day until after the investor orders are received, and the price of those options contracts may have changed (potentially substantially) in the intervening period since the net asset value of the Fund’s shares was last determined. The potential for such tracking error is greater when subscription and redemption activity in the Fund is relatively higher and/or during periods that the value of the Underlying Index or options contracts thereon are experiencing relatively higher volatility. The Fund’s net asset value will be principally composed of options contracts on the Underlying Index, the value of which is derived not only from the performance of the Underlying Index but also from the time remaining until expiration, the price volatility of the Underlying Index and general interest rate conditions. Consequently, the Fund’s net asset value will not directly correlate on a day-to-day basis with the returns experienced by the Underlying Index.
The performance of the Fund and the Underlying Index also may vary due to asset valuation differences and because the Fund may fair value certain of the investments it holds. To the extent the Fund calculates its NAV based on fair value prices, the Fund’s ability to track the Underlying Index may be adversely affected.
The Adviser may not fully invest the Fund’s assets at times, either as a result of cash flows into the Fund, to retain a reserve of cash to meet redemptions and expenses, or because of low assets.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Redemption Risk. In some instances, an insurance company through which the Fund is available may restrict its contract owners from purchasing the Fund’s shares after an Outcome Period has already commenced. Nevertheless, existing Fund shareholders are legally permitted to redeem shares they already hold throughout the Outcome Period on any trading day, as described in the applicable variable insurance contract prospectus. Such redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity and its ability to achieve the Defined Outcome strategy.
Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations, the ability of the Fund to value the Flex Options it holds becomes more difficult and the judgment of the Fund’s Adviser (employing the valuation policy adopted by the Board of Trustees of the Trust and related procedures) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable, objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.
9        Invesco® V.I. Nasdaq 100 Buffer Fund - December

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco Asset Management Limited (Invesco Asset Management) serves as the Fund’s investment sub-adviser. Invesco Asset Management, an affiliate of the Adviser, is located at Perpetual Park, Perpetual Park Drive, Henley-on-Thames, Oxfordshire, RG9 1HH, United Kingdom. Invesco Asset Management has been managing assets on behalf of consumers, institutional clients and institutional professionals through a broad product range, including investment companies with variable capital, investment trusts, individual savings accounts, pension funds, offshore funds and other specialist mandates since 1969, the year Invesco Asset Management was incorporated. Invesco Asset Management provides portfolio management services to the Fund.
In addition, Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser did not receive any compensation from the Fund, after fee waiver and/or expense reimbursement, if any.
Invesco, not the Fund, pays sub-advisory fees, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
Investment management decisions for the Fund are made by the investment management teams at Invesco and Invesco Asset Management.
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
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John Burrello, CFA, Portfolio Manager, who has been responsible for the Fund since 2023 and has been associated with Invesco and/or its affiliates since 2012.
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Ali Zouiten, Portfolio Manager, who has been responsible for the Fund since 2021 and has been associated with Invesco Asset Management and/or its affiliates since 2019. From 2017 to 2019, he was associated with HSBC Asset Management where he served as Head of Investments for Product Development. From 2011 to 2019, he was associated with Baloise Group in Switzerland, where he served as Specialist for Hedging and Financial Structures.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
10        Invesco® V.I. Nasdaq 100 Buffer Fund - December

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when
11        Invesco® V.I. Nasdaq 100 Buffer Fund - December

the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
12        Invesco® V.I. Nasdaq 100 Buffer Fund - December

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Disclaimers
The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Underlying Index to track general stock market performance. The Corporations' only relationship to the Adviser and the Fund (together, the “Licensee”) is in the licensing of the Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, NDX®, “QQQ®”, and certain trade names of the Corporations and the use of the Underlying Index which is determined, composed and calculated by Nasdaq without regard to the Licensee. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUND, OR ANY
13        Invesco® V.I. Nasdaq 100 Buffer Fund - December

OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
The Adviser, Sub-Adviser and their affiliates (collectively, the Adviser Parties) do not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser Parties shall have no liability for any errors, omissions, restatements, re-calculations or interruptions therein. The Adviser Parties make no warranty, express or implied, as to results to be obtained by the Fund, owners of shares of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser Parties make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser Parties have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.
14        Invesco® V.I. Nasdaq 100 Buffer Fund - December

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/22	$10.00	$(0.05)	$(2.38)	$(2.43)	$7.57	(24.30)%	$864	0.70%	2.92%	(0.64)%	0%
Period ended 12/31/21(d)	10.00	(0.00)	—	(0.00)	10.00	-	1,500	0.70(e)	428.89(e)	(0.70)(e)	0

Series II
Year ended 12/31/22	10.00	(0.07)	(2.37)	(2.44)	7.56	(24.40)	3,458	0.95	3.17	(0.89)	0
Period ended 12/31/21(d)	10.00	(0.00)	—	(0.00)	10.00	-	1,500	0.95(e)	429.14(e)	(0.95)(e)	0

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of December 31, 2021.
(e)	Annualized.
15        Invesco® V.I. Nasdaq 100 Buffer Fund - December

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco® V.I. Nasdaq 100 Buffer Fund - December SEC 1940 Act file number: 811-07452

invesco.com/us	VINDQD-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco® V.I. Nasdaq 100 Buffer Fund - March
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
◾
is not FDIC insured;
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may lose value; and
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is not guaranteed by a bank.

The Fund has characteristics unlike traditional investment products and is not suitable for all investors. Carefully read this prospectus before determining whether the Fund may be a suitable investment.
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The Fund seeks, over a specified annual outcome period (an “Outcome Period”), to provide investors with returns that match those of the Nasdaq-100 Index® (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. There is no guarantee that the Fund will successfully achieve its investment objective.
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As of the date of this prospectus, the Defined Outcomes sought by the Fund are based upon the performance of the Underlying Index over the Outcome Period of April 1, 2023 through March 31, 2024. Following this Outcome Period, each subsequent Outcome Period will be a one-year period from April 1 to March 31. The Fund is not intended to terminate after the end of any Outcome Period. After the end of each Outcome Period, another will begin.
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Buffer: For each Outcome Period, the Fund seeks to provide a buffer against the first 10% of Underlying Index losses over that Outcome Period (expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period), prior to taking account any fees and expenses of the Fund (the “Buffer”), which before Fund fees and expenses is 10% for Series I shares and 10% for Series II shares and after fees and expenses is 9.3% for Series I shares and 9.05% for Series II shares. The Fund, and therefore investors, will bear all Underlying Index losses over an Outcome Period exceeding 10%. There is no guarantee the Fund will successfully buffer against Underlying Index losses. The Buffer is designed to have its full effect only for investors who hold Fund shares for an entire Outcome Period.
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Cap: For each Outcome Period, Fund performance is subject to an upside return cap that represents the maximum percentage return (expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period), prior to taking into account any fees and expenses of the Fund (the “Cap”). The Fund's current Cap is set at 19.20%, which before Fund fees and expenses is 19.20% for Series I shares and 19.20% for Series II shares and after fees and expenses is 18.37% for Series I shares and 18.07% for Series II shares. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period, based on market conditions and other factors. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration. If the Underlying Index experiences returns over an Outcome Period in excess of the Cap, the Fund, and therefore investors, will not experience those excess gains.
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There is no guarantee that the Defined Outcomes for any Outcome Period will be realized. A shareholder may lose their entire investment.
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The Fund's Defined Outcomes may only be realized by holding shares on the first day of the Outcome Period and continuing to hold shares through to the last day of the Outcome Period. Accordingly, purchasing shares after the beginning of the Outcome Period may provide little or no ability to realize investment returns if the Fund's net asset value has increased in value to a level near or above the Cap. In addition, if shares are purchased after the beginning of or redeemed before the end of the Outcome Period, there may be no effect of the Buffer and the result may be a loss of investment. If shares are purchased after the commencement of the Outcome Period or redeemed before the end of the Outcome Period, investment returns may vary significantly.
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Even if shares are held for the entire Outcome Period, the Fund may not successfully achieve the Defined Outcomes, and there is no guarantee that the Buffer will limit Fund losses as intended or that participation up to the Cap will be achieved. The Buffer is not guaranteed and may not be achieved.
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Outcomes are Before Fees and Expenses: The Buffer and the Cap are calculated and expressed before giving effect to Fund fees and expenses. Thus, the maximum Fund performance over an Outcome Period is expected to be lower than the Cap by the amount of such fees and expenses, and Fund performance over an Outcome Period will be exposed to losses beyond the Buffer in the amount of such fees and expenses. The Fund's prospectus includes further detail on Fund fees and expenses.
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A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. Each Outcome Period will have a new Cap which may be higher or lower than the current Cap. The Buffer for each Outcome Period will be 10%.
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The Fund's website, invesco.com/00901C608, provides important Fund information on a daily basis, including information about the Cap and Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco® V.I. Nasdaq 100 Buffer Fund - March

Fund Summary
Investment Objective(s)
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq-100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.42%	0.42%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	3.90	3.90

Total Annual Fund Operating Expenses	4.32	4.57

Fee Waiver and/or Expense Reimbursement[1]	3.62	3.62

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.70	0.95

1
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I shares and Series II shares to 0.70% and 0.95%, respectively, of the Fund's average daily net assets (the “expense limits”). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$72	$979	$1,898	$4,253

Series II shares	$97	$1,052	$2,015	$4,460

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period April 1, 2022 (commencement of operations) to December 31, 2022, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the Invesco QQQ® Trust, which is an exchange-traded unit investment trust that seeks to track the Nasdaq-100 Index (the “Underlying Fund”). References throughout this Prospectus to options that reference the “Underlying Index” mean either the Underlying Index or the Underlying Fund unless otherwise indicated. The Underlying Index includes securities of 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market LLC based on market capitalization. The options used by the Fund will include conventional, exchange-traded (listed) put and call options on the Underlying Index and Flexible Exchange Options (“Flex Options”), which are customizable options contracts. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Both the conventional, listed put and call options and the Flex Options on the Underlying Index purchased and sold by the Fund are cleared by the Options Clearing Corporation (“OCC”), a market clearinghouse, through a clearing member selected by the Fund. Flex Options allow the Fund to specify key contract terms, including exercise prices and expiration dates, that are not available for contracts traded in the conventional, listed options market. Flex Options purchased and sold by the Fund are set to expire on the last day of the Outcome Period, at which time the Fund will invest in a new set of Flex Options for the next Outcome Period.
The Underlying Index is a price return index, which captures only the capital appreciation or depreciation component of the issuers included in the Underlying Index and not any associated dividend payments paid by those issuers. The Fund, and therefore investors in the Fund, will not receive the benefit of such dividends.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of one year (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. A new Cap level will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage
1        Invesco® V.I. Nasdaq 100 Buffer Fund - March

of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders. As a result, you should expect that, if the Nasdaq-100 Index experiences losses of more than 10% over the relevant Outcome Period, you will bear all such losses on a one-to-one basis.
The Fund has characteristics unlike many other traditional investment products and is not appropriate for all investors. In particular, investment in the Fund may not be appropriate for investors who do not intend to maintain their investment through the entire Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Defined Outcomes.
As of the date of this prospectus, the Defined Outcomes sought by the Fund are based upon the performance of the Underlying Index over the Outcome Period of April 1, 2023 through March 31, 2024. The Fund’s current Cap is set at 19.20%. Following this Outcome Period, each subsequent Outcome Period will be a twelve-month period from April 1 to March 31. The Fund is not intended to terminate after the end of any Outcome Period. After the end of each Outcome Period, another will begin. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. Although the Buffer for each Outcome Period will be 10% (prior to taking into account any Fund fees and expenses), the Cap level may rise or fall from one Outcome Period to the next. The Outcome Period start date and end date, the Underlying Index Start Value and the Cap for subsequent Outcome Periods will be disclosed in a supplement to the Fund’s summary prospectus and prospectus on the Fund’s website.
◾
Buffer: For each Outcome Period, the Fund seeks to provide a buffer against the first 10% of Underlying Index losses over that Outcome Period (expressed as a percentage of the relevant Underlying Index Start Value), prior to taking into account any fees and expenses of the Fund, which after Fund fees and expenses is 9.3% for Series I shares and 9.05% for Series II shares. The Fund, and therefore investors, will bear all Underlying Index losses over an Outcome Period exceeding 10%. There is no guarantee the Fund will successfully buffer against Underlying Index losses. The Buffer is designed to have its full effect only for investors who hold Fund shares for an entire Outcome Period.
◾
Cap: For each Outcome Period, Fund performance is subject to an upside return cap that represents the maximum percentage return (expressed as a percentage of the relevant Underlying Index Start Value), prior to taking into account any fees and expenses of the Fund. The Fund's current Cap is set at 19.20%, which after Fund expenses is 18.37% for Series I shares and 18.07% for Series II shares. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period, based on market conditions and other factors. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration. If the Underlying Index experiences returns over an Outcome Period in excess of the Cap, the Fund, and therefore investors, will not experience those excess gains.
The Fund’s Defined Outcomes may only be realized by holding shares on the first day of the Outcome Period and continuing to hold shares through the last day of the Outcome Period. The Fund’s Defined Outcomes in respect of each Outcome Period are measured from the Fund’s net asset value calculated at the end of the trading day immediately preceding the first day of that
Outcome Period. Investors who purchase shares after the Outcome Period has begun or sell shares prior to the Outcome Period’s conclusion may experience investment returns very different from those that the Fund seeks to provide. Investment returns may vary (in some cases substantially) from the returns sought by the Fund’s Defined Outcome strategy if shares are purchased after the beginning of the Outcome Period or redeemed before the conclusion of the Outcome Period. Purchasing shares after the beginning of the Outcome Period may provide little or no ability to realize investment returns if the Fund’s net asset value has increased in value to a level near or above the Cap. In this circumstance, a purchaser of shares of the Fund at that price would still be vulnerable to risk of loss but will have little or no opportunity for gain. Purchasing shares after the beginning of the Outcome Period may also provide no benefit from the Buffer. Even if shares are held for the entire Outcome Period, the Fund may not successfully achieve the Defined Outcomes, and there is no guarantee that the Buffer will limit Fund losses as intended or that participation up to the Cap will be achieved. The Buffer is not guaranteed and may not be achieved. You therefore should not purchase shares after the first day of the Outcome Period, or redeem shares prior to the last day of the Outcome Period, without understanding fully the consequences of doing so. Please consult with your financial advisor. The Fund's website, invesco.com/00901C608, provides important Fund information on a daily basis, including information about the Cap and Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.
The Fund may be “non-diversified,” as defined in the Investment Company Act of 1940 (1940 Act), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. As a “non-diversified” fund, the Fund can invest such that a greater percentage of its assets are tied to a small group of issuers or any one issuer than a diversified fund can. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. As of April 1, 2023, the Underlying Index is non-diversified, and therefore as of that same date, the Fund is managed as non-diversified in accordance with the Underlying Index.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. The value of the Underlying Index may be volatile, may go up or down due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates or expectations about inflation, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. Such circumstances may impact the ability of the Adviser to effectively implement the Fund’s investment strategy. The value of options contracts on the Underlying Index, which will constitute the substantial portion of the Fund’s portfolio, may at times be more volatile than the Underlying Index itself. Consequently, the value of the Fund’s shares will be impacted by the price volatility of both the Underlying Index and options contracts on the Underlying Index.
2        Invesco® V.I. Nasdaq 100 Buffer Fund - March

Buffered Loss Risk. The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that mitigates or alleviates downside risk and, typically, caps returns on the upside. The Buffer here is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). In addition, if shares are purchased after the beginning of or redeemed before the end of the Outcome Period, there may be no effect of the Buffer and the result may be a loss of investment. If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment. The Fund’s Buffer as part of its Defined Outcome strategy may not be successful in limiting losses.
Capped Return Risk. If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. In this circumstance, you should not buy shares of the Fund. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
Cap Level Change Risk. At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
Outcome Period Risk. The Fund’s Defined Outcome strategy seeks to replicate the performance of the Underlying Index (prior to taking into account fees and expenses of the Fund) over the Outcome Period, subject to the Cap and Buffer, solely if shares are purchased on the first day of the Outcome Period and held until the last day of the Outcome Period. This means investors should hold or purchase shares prior to the beginning of the Outcome Period to achieve the intended results. If shares are purchased after the commencement of the Outcome Period or redeemed before the end of the Outcome Period, investment returns may vary significantly.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
OCC/Clearing Member Default Risk. The Fund's options contracts will cause it to incur counterparty risk to the OCC and its clearing member. The OCC acts as guarantor and central counterparty with respect to the Fund’s option contracts. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC or the Fund’s clearing member becomes bankrupt, insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses and/or be unable to achieve its Defined Outcome strategy.
Options Risk. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Options transactions represent the possibility of large amounts of exposure (or leverage), which may result in the Fund’s net asset value being more sensitive to changes in the value of the option. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market value of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.
Flex Options Risk. Flex Options are cleared and guaranteed for settlement by the OCC, but are not listed like other exchange-traded options. Therefore, Flex Options may be less liquid than certain other securities, such as conventional, listed options, and the Fund may not be able to close out certain Flex Options positions at desirable times and prices, which could prevent the Fund from achieving its Defined Outcome strategy.
In the event that trading in Flex Options is limited or absent, the value of the Fund’s Flex Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the Flex Options.
Non-Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns that correspond to the returns of the Underlying Index in all cases. The operation of the Cap and the Buffer are designed to provide holders of shares of the Fund over an Outcome Period with an investment return that differs from the return of the Underlying Index if the performance of the Underlying Index exceeds the Cap or is negative. Additionally, a shareholder who redeems shares before the conclusion of an Outcome Period is unlikely to realize returns that correspond to the performance of the Underlying Index since the start of the Outcome Period. If you desire to achieve an investment return that equals the return on the Underlying Index in all cases, you should not buy shares of the Fund.
Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By
3        Invesco® V.I. Nasdaq 100 Buffer Fund - March

concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in the Underlying Index, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Technology Sector Risk. Technology companies are subject to intense competition, rapid obsolescence of their products, issues with obtaining financing or regulatory approvals, product incompatibility, changing consumer preferences, increased government scrutiny, high required corporate capital expenditure for research and development or infrastructure and development of new products, each of which make the prices of securities issued by these companies more volatile. Technology companies are also heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect the company's profitability.
Non-Diversification Risk. Under the Investment Company Act of 1940 (1940 Act), a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest such that a greater portion of its assets are tied to the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
Non-Correlation Risk. The Fund’s returns may not match the returns of the Underlying Index (that is, it may experience tracking error) for a number of reasons. In addition to the impact of the Cap and the Buffer on the Fund’s returns as compared to the returns of the Underlying Index, the Fund incurs operating expenses not applicable to the Underlying Index. To the extent that the Fund has recently commenced operations and/or otherwise has a relatively small amount of assets, such operating expenses could have a proportionally greater impact on the Fund. Additionally, subscription and redemption activity in the Fund may cause the Fund to experience tracking error. Investors purchasing or redeeming shares of the Fund will transact at the net asset value per share of the relevant Series of shares next computed after the Fund receives that investor’s order. However, the Fund generally will not purchase or sell the relevant options contracts referencing the Underlying Index in response to investor subscriptions and redemptions on a particular business day until after the investor orders are received, and the price of those options contracts may have changed (potentially substantially) in the intervening period since the net asset value of the Fund’s shares was last determined. The potential for such tracking error is greater when subscription and redemption activity in the Fund is relatively higher and/or during periods that the value of the Underlying Index or options contracts thereon are experiencing relatively higher volatility. The Fund’s net asset value will be principally composed of options contracts on the Underlying Index, the value of which is derived not only from the performance of the Underlying Index but also from the time remaining until expiration, the price volatility of the Underlying Index and general interest rate conditions. Consequently, the Fund’s net asset value will not directly correlate on a day-to-day basis with the returns experienced by the Underlying Index.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Redemption Risk. In some instances, an insurance company through which the Fund is available may restrict its contract owners from purchasing the Fund’s shares after an Outcome Period has already commenced. Nevertheless, existing Fund shareholders are legally permitted to redeem shares they already hold throughout the Outcome Period on any trading day, as described in the applicable variable insurance contract prospectus. Such redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity and its ability to achieve the Defined Outcome strategy.
Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations, the ability of the Fund to value the Flex Options it holds becomes more difficult and the judgment of the Fund’s Adviser (employing the valuation policy adopted by the Board of Trustees of the Trust and related procedures) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable, objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance and by showing changes in the Fund's performance from year to year. Past performance (before and after taxes) is not necessarily an indication of its future performance.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Investment Sub-Adviser: Invesco Asset Management Limited

Portfolio Managers	Title	Length of Service on the Fund
John Burrello, CFA	Portfolio Manager	2023

Ali Zouiten	Portfolio Manager	2021

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in this prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
4        Invesco® V.I. Nasdaq 100 Buffer Fund - March

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq-100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. Although the Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.
The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the Invesco QQQ Trust, which is an exchange-traded unit investment trust that seeks to track the Nasdaq-100 Index (the “Underlying Fund”). References throughout this Prospectus to options that reference the “Underlying Index” mean either the Underlying Index or the Underlying Fund unless otherwise indicated. The Underlying Index includes securities of 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market LLC based on market capitalization. The options used by the Fund will include conventional, exchange-traded (listed) put and call options on the Underlying Index and Flexible Exchange Options (“Flex Options”), which are customizable options contracts. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Both the conventional, listed put and call options and the Flex Options on the Underlying Index purchased and sold by the Fund are cleared by the Options Clearing Corporation (“OCC”), a market clearinghouse, through a clearing member selected by the Fund. Flex Options allow the Fund to specify key contract terms, including exercise prices and expiration dates, that are not available for contracts traded in the conventional, listed options market. Flex Options purchased and sold by the Fund are set to expire on the last day of the Outcome Period, at which time the Fund will invest in a new set of Flex Options for the next Outcome Period.
The Underlying Index is a price return index, which captures only the capital appreciation or depreciation component of the issuers included in the Underlying Index and not any associated dividend payments paid by those issuers. The Fund, and therefore investors in the Fund, will not receive the benefit of such dividends.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of one year (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. A new Cap level will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders. As a result, you should expect that, if the Nasdaq-100 Index experiences losses of more than 10% over the relevant Outcome Period, you will bear all such losses on a one-to-one basis.
The Fund has characteristics unlike many other traditional investment products and is not appropriate for all investors. In particular, investment in the Fund may not be appropriate for investors who do not intend to maintain their investment through the entire Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Defined Outcomes.
As of the date of this prospectus, the Defined Outcomes sought by the Fund are based upon the performance of the Underlying Index over the Outcome Period of April 1, 2023 through March 31, 2024. The Fund’s current Cap is set at 19.20%. Following this Outcome Period, each subsequent Outcome Period will be a twelve-month period from April 1 to March 31. The Fund is not intended to terminate after the end of any Outcome Period. After the end of each Outcome Period, another will begin. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. Although the Buffer for each Outcome Period will be 10% (prior to taking into account any Fund fees and expenses), the Cap level may rise or fall from one Outcome Period to the next. The Outcome Period start date and end date, the Underlying Index Start Value and the Cap for subsequent Outcome Periods will be disclosed in a supplement to the Fund’s summary prospectus and prospectus on the Fund’s website. There is no guarantee that the Defined Outcome strategy for an Outcome Period will be realized.
The Cap for each Outcome Period is set at the end of the trading day immediately preceding the first day of that Outcome Period, is expressed as a percentage of the Underlying Index Start Value, and represents the maximum return that can be achieved by investing in the Fund over the Outcome Period (prior to taking into account any fees and expenses of the Fund). The Cap level is based on market conditions and other factors. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration. If the performance of the Underlying Index over the Outcome Period equals or exceeds the Cap, the Fund seeks to provide an investment return equal to the Cap (less Fund fees and expenses). If the Underlying Index performance is positive but less than the Cap, the Fund seeks to provide an investment return equal to the Underlying Index performance (less Fund fees and expenses).
The Buffer for each Outcome Period will be 10% and represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund seeks to protect investors from if the Underlying Index experiences losses over the Outcome Period (prior to taking into account any fees and expenses of the Fund). If the Underlying Index performance over an Outcome Period is negative and such losses over the Outcome Period are at or less than the Buffer, the Fund seeks to provide a return of 0%, less Fund fees and expenses. If the Underlying Index performance over an Outcome Period is negative and such losses exceed the Buffer, the Fund seeks to provide a loss that is less than the loss on the Underlying Index by
5        Invesco® V.I. Nasdaq 100 Buffer Fund - March

the amount of the Buffer (less Fund fees and expenses). Stated differently, in this circumstance the Fund seeks to provide a return equal to the negative performance of the Underlying Index (less Fund fees and expenses) plus the Buffer. The Fund’s Cap and Buffer amounts will, in effect, be reduced by the fees and expenses of the Fund.
The Fund’s Defined Outcomes may only be realized by holding shares on the first day of the Outcome Period and continuing to hold shares through the last day of the Outcome Period. This means investors should hold or purchase shares prior to the beginning of the Outcome Period to achieve the intended results. The Fund’s Defined Outcomes in respect of each Outcome Period are measured from the Fund’s net asset value calculated at the end of the trading day immediately preceding the first day of that Outcome Period. Investors who purchase shares after the Outcome Period has begun or sell shares prior to the Outcome Period’s conclusion may experience investment returns very different from those that the Fund seeks to provide. Investment returns may vary (in some cases substantially) from the returns sought by the Fund’s Defined Outcome strategy if shares are purchased after the beginning of the Outcome Period or redeemed before the conclusion of the Outcome Period. Even if shares are held for the entire Outcome Period, the Fund may not successfully achieve the Defined Outcomes, and there is no guarantee that the Buffer will limit Fund losses as intended or that participation up to the Cap will be achieved. The Buffer is not guaranteed and may not be achieved. Purchasing shares after the beginning of the Outcome Period may provide little or no ability to realize investment returns if the Fund’s net asset value has increased in value to a level near or above the Cap. In this circumstance, a purchaser of shares of the Fund at that price would still be vulnerable to risk of loss but will have little or no opportunity for gain.
Purchasing shares after the beginning of the Outcome Period may also provide no benefit from the Buffer. If the Outcome Period has begun and the Fund’s net asset value has increased since the start of the Outcome Period, a purchaser of shares of the Fund at that price will not benefit from the Buffer unless the Fund’s net asset value decreases to its value at the start of the Outcome Period. On the other hand, if the Outcome Period has begun and the Fund’s net asset value has decreased such that its performance since the start of the Outcome Period is below the Buffer, a purchaser of shares of the Fund at that price will not benefit from the Buffer unless the Fund’s net asset value increases. Therefore, purchasing shares after the Outcome Period has begun may result in the potential for full loss of the investment amount notwithstanding the Buffer or may result in the Buffer providing less protection against loss than if the shares were purchased on the first day of the Outcome Period.
Additionally, if the Outcome Period has begun and the Fund’s net asset value has decreased since the start of the Outcome Period, a purchaser of shares of the Fund at that price may realize an investment return that is less than any subsequent positive return of the Underlying Index. You therefore should not purchase shares after the first day of the Outcome Period, or redeem shares prior to the last day of the Outcome Period, without understanding fully the consequences of doing so. Please consult with your financial advisor. The Fund's website, invesco.com/00901C608, provides important Fund information on a daily basis, including information about the Cap and Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.
The Fund’s net asset value will be principally composed of options contracts on the Underlying Index, the value of which is derived from the performance of the Underlying Index. However, because the time remaining until expiration, the price volatility of the Underlying Index and general interest rate conditions are also components of the options’ values, the Fund’s net asset value will not directly correlate on a day-to-day basis with the returns experienced by the Underlying Index. Consequently, the Fund’s net asset value is not expected to increase or decrease at the same rate or magnitude as the Underlying Index. Only upon expiration of the options contracts at the end of the Outcome Period, when the value of the Underlying Index will be the only component of the options’ values, can the Defined Outcome be expected to be achieved. Consequently, you should be aware that, if you redeem your shares in the Fund before the end of the Outcome Period, you should not expect the return on your investment to equal the Defined Outcome or to correspond to the performance of the Underlying Index. This will be the case even if you purchased shares of the Fund at the beginning of the Outcome Period.
The Fund may be “non-diversified,” as defined in the Investment Company Act of 1940 (1940 Act), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. As a “non-diversified” fund, the Fund can invest such that a greater percentage of its assets are tied to a small group of issuers or any one issuer than a diversified fund can. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. As of April 1, 2023, the Underlying Index is non-diversified, and therefore as of that same date, the Fund is managed as non-diversified in accordance with the Underlying Index.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. The value of the Underlying Index may be volatile, may go up or down due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates or expectations about inflation, regional or global instability, or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. The value of the Underlying Index may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Underlying Index, as well as the financial markets and global economy generally. Such circumstances may impact the ability of the Adviser to effectively implement the Fund’s investment strategy. The value of options contracts on the Underlying Index, which will constitute the substantial portion of the Fund’s portfolio, may at times be more volatile than the Underlying Index itself. Consequently, the value of the Fund’s shares will be impacted by the price volatility of both the Underlying Index and options contracts on the Underlying Index.
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Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other
6        Invesco® V.I. Nasdaq 100 Buffer Fund - March

corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Buffered Loss Risk. The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that mitigates or alleviates downside risk and, typically, caps returns on the upside. The Buffer here is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). In addition, if shares are purchased after the beginning of or redeemed before the end of the Outcome Period, there may be no effect of the Buffer and the result may be a loss of investment. If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment. The Fund’s Buffer as part of its Defined Outcome strategy may not be successful in limiting losses.
Capped Return Risk. If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. In this circumstance, you should not buy shares of the Fund. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
Cap Level Change Risk. At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
Outcome Period Risk. The Fund’s Defined Outcome strategy seeks to replicate the performance of the Underlying Index (prior to taking into account fees and expenses of the Fund) over the Outcome Period, subject to the Cap and Buffer, solely if shares are purchased on the first day of the Outcome Period and held until the last day of the Outcome Period. This means investors should hold or purchase shares prior to the beginning of the Outcome Period to achieve the intended results. If shares are purchased after the commencement of the Outcome Period or redeemed before the end of the Outcome Period, investment returns may vary significantly. Shares purchased after the Outcome Period begins may provide little or no ability to realize investment returns if the Fund’s net asset value has increased in value to a level near or above the Cap but will still be subject to the risk of loss. If shares are purchased after the Outcome Period begins and the Fund’s net asset value has decreased to the Buffer level, there is no effective Buffer against further losses when purchasing at that time. If shares are purchased after the Outcome Period begins and the Fund’s net asset value has increased, the Buffer will not protect against subsequent losses unless the Fund’s net asset value decreases to its value at the start of the Outcome Period. Additionally, if the Outcome Period has begun and the Fund’s net asset value has decreased since the start of the Outcome Period, a purchaser of shares of the Fund at that price may realize an investment return that is less than any subsequent positive return of the Underlying Index.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid
7        Invesco® V.I. Nasdaq 100 Buffer Fund - March

than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise avoid.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Derivatives strategies may not always be successful. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
OCC/Clearing Member Default Risk. The Fund's options contracts will cause it to incur counterparty risk to the OCC and its clearing member. The OCC acts as guarantor and central counterparty with respect to the Fund’s option contracts. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC or the Fund’s clearing member becomes bankrupt, insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses and/or be unable to achieve its Defined Outcome strategy.
Since the Fund is not a member of the OCC and only members of the OCC (“clearing members”) can participate directly in the clearing house, the Fund will hold its options contracts through accounts at its clearing members. The Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at its clearing members. Assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy or insolvency, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.
Options Risk. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Options transactions represent the possibility of large amounts of exposure (or leverage), which may result in the Fund’s net asset value being more sensitive to changes in the value of the option. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market value of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.
Flex Options Risk. Flex Options are cleared and guaranteed for settlement by the OCC, but are not listed like other exchange-traded options. Therefore, Flex Options may be less liquid than certain other securities, such as conventional, listed options, and the Fund may not be able to close out certain Flex Options positions at desirable times and prices, which could prevent the Fund from achieving its Defined Outcome strategy. Flex Options typically can be exercised only on the expiration date, and until that date the value of a Flex Option will be affected by, among other factors, changes in the value of the Underlying Index, changes in interest rates, the price volatility of the Underlying Index and the remaining time until the expiration date. The value of a Flex Option does not increase or decrease at the same rate as the Underlying Index, but typically moves in line with value of the Underlying Index as it approaches its expiration date. Certain Flex Options could expire without value.
In the event that trading in Flex Options is limited or absent, the value of the Fund’s Flex Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the Flex Options. The trading in Flex Options may be less deep and liquid than the market for certain other securities. Flex Options may be less liquid than conventional, listed options. In a less liquid market for Flex Options, terminating the Flex Options may require the payment of a larger premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for Flex Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the Flex Options held by the Fund and the value of your investment.
Non-Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns that correspond to the returns of the Underlying Index in all cases. The operation of the Cap and the Buffer are designed to provide holders of shares of the Fund over an Outcome Period with an investment return that differs from the return of the Underlying Index if the performance of the Underlying Index exceeds the Cap or is negative. Additionally, a shareholder who redeems shares before the conclusion of an Outcome Period is unlikely to realize returns that correspond to the performance of the Underlying Index since the start of the Outcome Period. If you desire to achieve an investment return that equals the return on the Underlying Index in all cases, you should not buy shares of the Fund.
Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or group of industries. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. Such industry-based risks, any of which may adversely affect the companies in the Underlying Index, may include, but are not limited to legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or group of industries. In addition, at times, such industry or group of industries may be out of favor and underperform other industries, groups of industries or the market as a whole.
Technology Sector Risk. Technology companies are subject to intense competition and their products are at risk of rapid obsolescence, which make the prices of securities issued by these companies particularly volatile. Product obsolescence can result from rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Factors that may also significantly affect the market value of securities of issuers in the technology sector include the failure to obtain, or delays in obtaining, financing or regulatory approvals, product incompatibility, changing consumer preferences, increased government scrutiny, high required corporate capital expenditure for research and development or infrastructure and development of new products. Technology companies are also heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect the company's profitability.
Non-Diversification Risk. Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which
8        Invesco® V.I. Nasdaq 100 Buffer Fund - March

individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, in seeking to track its Underlying Index, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest such that a greater portion of its assets are tied to the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.
Non-Correlation Risk. The Fund’s returns may not match the returns of the Underlying Index (that is, it may experience tracking error) for a number of reasons. In addition to the impact of the Cap and the Buffer on the Fund’s returns as compared to the returns of the Underlying Index, the Fund incurs operating expenses not applicable to the Underlying Index. To the extent that the Fund has recently commenced operations and/or otherwise has a relatively small amount of assets, such operating expenses could have a proportionally greater impact on the Fund. Additionally, subscription and redemption activity in the Fund may cause the Fund to experience tracking error. Investors purchasing or redeeming shares of the Fund will transact at the net asset value per share of the relevant Series of shares next computed after the Fund receives that investor’s order. However, the Fund generally will not purchase or sell the relevant options contracts referencing the Underlying Index in response to investor subscriptions and redemptions on a particular business day until after the investor orders are received, and the price of those options contracts may have changed (potentially substantially) in the intervening period since the net asset value of the Fund’s shares was last determined. The potential for such tracking error is greater when subscription and redemption activity in the Fund is relatively higher and/or during periods that the value of the Underlying Index or options contracts thereon are experiencing relatively higher volatility. The Fund’s net asset value will be principally composed of options contracts on the Underlying Index, the value of which is derived not only from the performance of the Underlying Index but also from the time remaining until expiration, the price volatility of the Underlying Index and general interest rate conditions. Consequently, the Fund’s net asset value will not directly correlate on a day-to-day basis with the returns experienced by the Underlying Index.
The performance of the Fund and the Underlying Index also may vary due to asset valuation differences and because the Fund may fair value certain of the investments it holds. To the extent the Fund calculates its NAV based on fair value prices, the Fund’s ability to track the Underlying Index may be adversely affected.
The Adviser may not fully invest the Fund’s assets at times, either as a result of cash flows into the Fund, to retain a reserve of cash to meet redemptions and expenses, or because of low assets.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Redemption Risk. In some instances, an insurance company through which the Fund is available may restrict its contract owners from purchasing the Fund’s shares after an Outcome Period has already commenced. Nevertheless, existing Fund shareholders are legally permitted to redeem shares they already hold throughout the Outcome Period on any trading day, as described in the applicable variable insurance contract prospectus. Such redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity and its ability to achieve the Defined Outcome strategy.
Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations, the ability of the Fund to value the Flex Options it holds becomes more difficult and the judgment of the Fund’s Adviser (employing the valuation policy adopted by the Board of Trustees of the Trust and related procedures) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable, objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco Asset Management Limited (Invesco Asset Management) serves as the Fund’s investment sub-adviser. Invesco Asset Management, an affiliate of the Adviser, is located at Perpetual Park, Perpetual Park Drive, Henley-on-Thames, Oxfordshire, RG9 1HH, United Kingdom. Invesco Asset Management has been managing assets on behalf of consumers, institutional clients and institutional professionals through a broad product range, including investment companies with variable capital, investment trusts, individual savings accounts, pension funds, offshore funds and other specialist mandates since 1969, the year Invesco Asset Management was incorporated. Invesco Asset Management provides portfolio management services to the Fund.
In addition, Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has
9        Invesco® V.I. Nasdaq 100 Buffer Fund - March

neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser did not receive any compensation from the Fund, after fee waiver and/or expense reimbursement, if any.
Invesco, not the Fund, pays sub-advisory fees, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
Investment management decisions for the Fund are made by the investment management teams at Invesco and Invesco Asset Management.
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
◾
John Burrello, CFA, Portfolio Manager, who has been responsible for the Fund since 2023 and has been associated with Invesco and/or its affiliates since 2012.
◾
Ali Zouiten, Portfolio Manager, who has been responsible for the Fund since 2021 and has been associated with Invesco Asset Management and/or its affiliates since 2019. From 2017 to 2019, he was associated with HSBC Asset Management where he served as Head of Investments for Product Development. From 2011 to 2019, he was associated with Baloise Group in Switzerland, where he served as Specialist for Hedging and Financial Structures.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible
10        Invesco® V.I. Nasdaq 100 Buffer Fund - March

for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of
11        Invesco® V.I. Nasdaq 100 Buffer Fund - March

the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and
12        Invesco® V.I. Nasdaq 100 Buffer Fund - March

advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Disclaimers
The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Underlying Index to track general stock market performance. The Corporations' only relationship to the Adviser and the Fund (together, the “Licensee”) is in the licensing of the Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, NDX®, “QQQ®”, and certain trade names of the Corporations and the use of the Underlying Index which is determined, composed and calculated by Nasdaq without regard to the Licensee. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
The Adviser, Sub-Adviser and their affiliates (collectively, the Adviser Parties) do not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser Parties shall have no liability for any errors, omissions, restatements, re-calculations or interruptions therein. The Adviser Parties make no warranty, express or implied, as to results to be obtained by the Fund, owners of shares of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser Parties make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser Parties have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.
13        Invesco® V.I. Nasdaq 100 Buffer Fund - March

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Period ended 12/31/22(d)	$10.00	$(0.04)	$(1.79)	$(1.83)	$8.17	(18.30)%	$1,239	0.70%(e)	4.32%(e)	(0.63)%(e)	0%

Series II
Period ended 12/31/22(d)	10.00	(0.06)	(1.78)	(1.84)	8.16	(18.40)	2,374	0.95(e)	4.57(e)	(0.88)(e)	0

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of March 31, 2022.
(e)	Annualized.
14        Invesco® V.I. Nasdaq 100 Buffer Fund - March

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco® V.I. Nasdaq 100 Buffer Fund - March SEC 1940 Act file number: 811-07452

invesco.com/us	VINDQM-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco® V.I. Nasdaq 100 Buffer Fund - June
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
◾
is not FDIC insured;
◾
may lose value; and
◾
is not guaranteed by a bank.

The Fund has characteristics unlike traditional investment products and is not suitable for all investors. Carefully read this prospectus before determining whether the Fund may be a suitable investment.
◾
The Fund seeks, over a specified annual outcome period (an “Outcome Period”), to provide investors with returns that match those of the Nasdaq-100 Index® (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. There is no guarantee that the Fund will successfully achieve its investment objective.
◾
As of the date of this prospectus, the Defined Outcomes sought by the Fund are based upon the performance of the Underlying Index over the Outcome Period of July 1, 2022 through June 30, 2023. Following this Outcome Period, each subsequent Outcome Period will be a one-year period from July 1 to June 30. The Fund is not intended to terminate after the end of any Outcome Period. After the end of each Outcome Period, another will begin.
◾
Buffer: For each Outcome Period, the Fund seeks to provide a buffer against the first 10% of Underlying Index losses over that Outcome Period (expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period), prior to taking account any fees and expenses of the Fund (the “Buffer”), which before Fund fees and expenses is 10% for Series I shares and 10% for Series II shares and after fees and expenses is 9.3% for Series I shares and 9.05% for Series II shares. The Fund, and therefore investors, will bear all Underlying Index losses over an Outcome Period exceeding 10%. There is no guarantee the Fund will successfully buffer against Underlying Index losses. The Buffer is designed to have its full effect only for investors who hold Fund shares for an entire Outcome Period.
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Cap: For each Outcome Period, Fund performance is subject to an upside return cap that represents the maximum percentage return (expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period), prior to taking into account any fees and expenses of the Fund (the “Cap”). The Fund's current Cap is set at 26.5%, which before Fund fees and expenses is 26.5% for Series I shares and 26.5% for Series II shares and after fees and expenses is 25.61% for Series I shares and 25.3% for Series II shares. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period, based on market conditions and other factors. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration. If the Underlying Index experiences returns over an Outcome Period in excess of the Cap, the Fund, and therefore investors, will not experience those excess gains.
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There is no guarantee that the Defined Outcomes for any Outcome Period will be realized. A shareholder may lose their entire investment.
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The Fund's Defined Outcomes may only be realized by holding shares on the first day of the Outcome Period and continuing to hold shares through to the last day of the Outcome Period. Accordingly, purchasing shares after the beginning of the Outcome Period may provide little or no ability to realize investment returns if the Fund's net asset value has increased in value to a level near or above the Cap. In addition, if shares are purchased after the beginning of or redeemed before the end of the Outcome Period, there may be no effect of the Buffer and the result may be a loss of investment. If shares are purchased after the commencement of the Outcome Period or redeemed before the end of the Outcome Period, investment returns may vary significantly.
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Even if shares are held for the entire Outcome Period, the Fund may not successfully achieve the Defined Outcomes, and there is no guarantee that the Buffer will limit Fund losses as intended or that participation up to the Cap will be achieved. The Buffer is not guaranteed and may not be achieved.
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Outcomes are Before Fees and Expenses: The Buffer and the Cap are calculated and expressed before giving effect to Fund fees and expenses. Thus, the maximum Fund performance over an Outcome Period is expected to be lower than the Cap by the amount of such fees and expenses, and Fund performance over an Outcome Period will be exposed to losses beyond the Buffer in the amount of such fees and expenses. The Fund's prospectus includes further detail on Fund fees and expenses.
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A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. Each Outcome Period will have a new Cap which may be higher or lower than the current Cap. The Buffer for each Outcome Period will be 10%.
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The Fund's website, invesco.com/00901C806, provides important Fund information on a daily basis, including information about the Cap and Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco® V.I. Nasdaq 100 Buffer Fund - June

Fund Summary
Investment Objective(s)
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq-100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.42%	0.42%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	2.89	2.89

Total Annual Fund Operating Expenses	3.31	3.56

Fee Waiver and/or Expense Reimbursement[1]	2.61	2.61

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.70	0.95

1
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I shares and Series II shares to 0.70% and 0.95%, respectively, of the Fund's average daily net assets (the “expense limits”). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$72	$774	$1,500	$3,425

Series II shares	$97	$848	$1,622	$3,655

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period July 1, 2022 (commencement of operations) to December 31, 2022, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the Invesco QQQ® Trust, which is an exchange-traded unit investment trust that seeks to track the Nasdaq-100 Index (the “Underlying Fund”). References throughout this Prospectus to options that reference the “Underlying Index” mean either the Underlying Index or the Underlying Fund unless otherwise indicated. The Underlying Index includes securities of 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market LLC based on market capitalization. The options used by the Fund will include conventional, exchange-traded (listed) put and call options on the Underlying Index and Flexible Exchange Options (“Flex Options”), which are customizable options contracts. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Both the conventional, listed put and call options and the Flex Options on the Underlying Index purchased and sold by the Fund are cleared by the Options Clearing Corporation (“OCC”), a market clearinghouse, through a clearing member selected by the Fund. Flex Options allow the Fund to specify key contract terms, including exercise prices and expiration dates, that are not available for contracts traded in the conventional, listed options market. Flex Options purchased and sold by the Fund are set to expire on the last day of the Outcome Period, at which time the Fund will invest in a new set of Flex Options for the next Outcome Period.
The Underlying Index is a price return index, which captures only the capital appreciation or depreciation component of the issuers included in the Underlying Index and not any associated dividend payments paid by those issuers. The Fund, and therefore investors in the Fund, will not receive the benefit of such dividends.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of one year (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. A new Cap level will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage
1        Invesco® V.I. Nasdaq 100 Buffer Fund - June

of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders. As a result, you should expect that, if the Nasdaq-100 Index experiences losses of more than 10% over the relevant Outcome Period, you will bear all such losses on a one-to-one basis.
The Fund has characteristics unlike many other traditional investment products and is not appropriate for all investors. In particular, investment in the Fund may not be appropriate for investors who do not intend to maintain their investment through the entire Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Defined Outcomes.
As of the date of this prospectus, the Defined Outcomes sought by the Fund are based upon the performance of the Underlying Index over the Outcome Period of July 1, 2022 through June 30, 2023. The Fund’s current Cap is set at 26.5%. Following this Outcome Period, each subsequent Outcome Period will be a twelve-month period from July 1 to June 30. The Fund is not intended to terminate after the end of any Outcome Period. After the end of each Outcome Period, another will begin. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. Although the Buffer for each Outcome Period will be 10% (prior to taking into account any Fund fees and expenses), the Cap level may rise or fall from one Outcome Period to the next. The Outcome Period start date and end date, the Underlying Index Start Value and the Cap for subsequent Outcome Periods will be disclosed in a supplement to the Fund’s summary prospectus and prospectus on the Fund’s website.
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Buffer: For each Outcome Period, the Fund seeks to provide a buffer against the first 10% of Underlying Index losses over that Outcome Period (expressed as a percentage of the relevant Underlying Index Start Value), prior to taking into account any fees and expenses of the Fund, which after Fund fees and expenses is 9.3% for Series I shares and 9.05% for Series II shares. The Fund, and therefore investors, will bear all Underlying Index losses over an Outcome Period exceeding 10%. There is no guarantee the Fund will successfully buffer against Underlying Index losses. The Buffer is designed to have its full effect only for investors who hold Fund shares for an entire Outcome Period.
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Cap: For each Outcome Period, Fund performance is subject to an upside return cap that represents the maximum percentage return (expressed as a percentage of the relevant Underlying Index Start Value), prior to taking into account any fees and expenses of the Fund. The Fund's current Cap is set at 26.5%, which after Fund expenses is 25.61% for Series I shares and 25.3% for Series II shares. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period, based on market conditions and other factors. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration. If the Underlying Index experiences returns over an Outcome Period in excess of the Cap, the Fund, and therefore investors, will not experience those excess gains.
The Fund’s Defined Outcomes may only be realized by holding shares on the first day of the Outcome Period and continuing to hold shares through the last day of the Outcome Period. The Fund’s Defined Outcomes in respect of each Outcome Period are measured from the Fund’s net asset value calculated at the end of the trading day immediately preceding the first day of that
Outcome Period. Investors who purchase shares after the Outcome Period has begun or sell shares prior to the Outcome Period’s conclusion may experience investment returns very different from those that the Fund seeks to provide. Investment returns may vary (in some cases substantially) from the returns sought by the Fund’s Defined Outcome strategy if shares are purchased after the beginning of the Outcome Period or redeemed before the conclusion of the Outcome Period. Purchasing shares after the beginning of the Outcome Period may provide little or no ability to realize investment returns if the Fund’s net asset value has increased in value to a level near or above the Cap. In this circumstance, a purchaser of shares of the Fund at that price would still be vulnerable to risk of loss but will have little or no opportunity for gain. Purchasing shares after the beginning of the Outcome Period may also provide no benefit from the Buffer. Even if shares are held for the entire Outcome Period, the Fund may not successfully achieve the Defined Outcomes, and there is no guarantee that the Buffer will limit Fund losses as intended or that participation up to the Cap will be achieved. The Buffer is not guaranteed and may not be achieved. You therefore should not purchase shares after the first day of the Outcome Period, or redeem shares prior to the last day of the Outcome Period, without understanding fully the consequences of doing so. Please consult with your financial advisor. The Fund's website, invesco.com/00901C806, provides important Fund information on a daily basis, including information about the Cap and Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.
The Fund may be “non-diversified,” as defined in the Investment Company Act of 1940 (1940 Act), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. As a “non-diversified” fund, the Fund can invest such that a greater percentage of its assets are tied to a small group of issuers or any one issuer than a diversified fund can. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. As of April 1, 2023, the Underlying Index is non-diversified, and therefore as of that same date, the Fund is managed as non-diversified in accordance with the Underlying Index.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. The value of the Underlying Index may be volatile, may go up or down due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates or expectations about inflation, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. Such circumstances may impact the ability of the Adviser to effectively implement the Fund’s investment strategy. The value of options contracts on the Underlying Index, which will constitute the substantial portion of the Fund’s portfolio, may at times be more volatile than the Underlying Index itself. Consequently, the value of the Fund’s shares will be impacted by the price volatility of both the Underlying Index and options contracts on the Underlying Index.
2        Invesco® V.I. Nasdaq 100 Buffer Fund - June

Buffered Loss Risk. The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that mitigates or alleviates downside risk and, typically, caps returns on the upside. The Buffer here is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). In addition, if shares are purchased after the beginning of or redeemed before the end of the Outcome Period, there may be no effect of the Buffer and the result may be a loss of investment. If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment. The Fund’s Buffer as part of its Defined Outcome strategy may not be successful in limiting losses.
Capped Return Risk. If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. In this circumstance, you should not buy shares of the Fund. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
Cap Level Change Risk. At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
Outcome Period Risk. The Fund’s Defined Outcome strategy seeks to replicate the performance of the Underlying Index (prior to taking into account fees and expenses of the Fund) over the Outcome Period, subject to the Cap and Buffer, solely if shares are purchased on the first day of the Outcome Period and held until the last day of the Outcome Period. This means investors should hold or purchase shares prior to the beginning of the Outcome Period to achieve the intended results. If shares are purchased after the commencement of the Outcome Period or redeemed before the end of the Outcome Period, investment returns may vary significantly.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
OCC/Clearing Member Default Risk. The Fund's options contracts will cause it to incur counterparty risk to the OCC and its clearing member. The OCC acts as guarantor and central counterparty with respect to the Fund’s option contracts. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC or the Fund’s clearing member becomes bankrupt, insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses and/or be unable to achieve its Defined Outcome strategy.
Options Risk. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Options transactions represent the possibility of large amounts of exposure (or leverage), which may result in the Fund’s net asset value being more sensitive to changes in the value of the option. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market value of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.
Flex Options Risk. Flex Options are cleared and guaranteed for settlement by the OCC, but are not listed like other exchange-traded options. Therefore, Flex Options may be less liquid than certain other securities, such as conventional, listed options, and the Fund may not be able to close out certain Flex Options positions at desirable times and prices, which could prevent the Fund from achieving its Defined Outcome strategy.
In the event that trading in Flex Options is limited or absent, the value of the Fund’s Flex Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the Flex Options.
Non-Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns that correspond to the returns of the Underlying Index in all cases. The operation of the Cap and the Buffer are designed to provide holders of shares of the Fund over an Outcome Period with an investment return that differs from the return of the Underlying Index if the performance of the Underlying Index exceeds the Cap or is negative. Additionally, a shareholder who redeems shares before the conclusion of an Outcome Period is unlikely to realize returns that correspond to the performance of the Underlying Index since the start of the Outcome Period. If you desire to achieve an investment return that equals the return on the Underlying Index in all cases, you should not buy shares of the Fund.
Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By
3        Invesco® V.I. Nasdaq 100 Buffer Fund - June

concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in the Underlying Index, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Technology Sector Risk. Technology companies are subject to intense competition, rapid obsolescence of their products, issues with obtaining financing or regulatory approvals, product incompatibility, changing consumer preferences, increased government scrutiny, high required corporate capital expenditure for research and development or infrastructure and development of new products, each of which make the prices of securities issued by these companies more volatile. Technology companies are also heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect the company's profitability.
Non-Diversification Risk. Under the Investment Company Act of 1940 (1940 Act), a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest such that a greater portion of its assets are tied to the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
Non-Correlation Risk. The Fund’s returns may not match the returns of the Underlying Index (that is, it may experience tracking error) for a number of reasons. In addition to the impact of the Cap and the Buffer on the Fund’s returns as compared to the returns of the Underlying Index, the Fund incurs operating expenses not applicable to the Underlying Index. To the extent that the Fund has recently commenced operations and/or otherwise has a relatively small amount of assets, such operating expenses could have a proportionally greater impact on the Fund. Additionally, subscription and redemption activity in the Fund may cause the Fund to experience tracking error. Investors purchasing or redeeming shares of the Fund will transact at the net asset value per share of the relevant Series of shares next computed after the Fund receives that investor’s order. However, the Fund generally will not purchase or sell the relevant options contracts referencing the Underlying Index in response to investor subscriptions and redemptions on a particular business day until after the investor orders are received, and the price of those options contracts may have changed (potentially substantially) in the intervening period since the net asset value of the Fund’s shares was last determined. The potential for such tracking error is greater when subscription and redemption activity in the Fund is relatively higher and/or during periods that the value of the Underlying Index or options contracts thereon are experiencing relatively higher volatility. The Fund’s net asset value will be principally composed of options contracts on the Underlying Index, the value of which is derived not only from the performance of the Underlying Index but also from the time remaining until expiration, the price volatility of the Underlying Index and general interest rate conditions. Consequently, the Fund’s net asset value will not directly correlate on a day-to-day basis with the returns experienced by the Underlying Index.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Redemption Risk. In some instances, an insurance company through which the Fund is available may restrict its contract owners from purchasing the Fund’s shares after an Outcome Period has already commenced. Nevertheless, existing Fund shareholders are legally permitted to redeem shares they already hold throughout the Outcome Period on any trading day, as described in the applicable variable insurance contract prospectus. Such redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity and its ability to achieve the Defined Outcome strategy.
Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations, the ability of the Fund to value the Flex Options it holds becomes more difficult and the judgment of the Fund’s Adviser (employing the valuation policy adopted by the Board of Trustees of the Trust and related procedures) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable, objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance and by showing changes in the Fund's performance from year to year. Past performance (before and after taxes) is not necessarily an indication of its future performance.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Investment Sub-Adviser: Invesco Asset Management Limited

Portfolio Managers	Title	Length of Service on the Fund
John Burrello, CFA	Portfolio Manager	2023

Ali Zouiten	Portfolio Manager	2021

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in this prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
4        Invesco® V.I. Nasdaq 100 Buffer Fund - June

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq-100 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. Although the Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.
The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the Invesco QQQ Trust, which is an exchange-traded unit investment trust that seeks to track the Nasdaq-100 Index (the “Underlying Fund”). References throughout this Prospectus to options that reference the “Underlying Index” mean either the Underlying Index or the Underlying Fund unless otherwise indicated. The Underlying Index includes securities of 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market LLC based on market capitalization. The options used by the Fund will include conventional, exchange-traded (listed) put and call options on the Underlying Index and Flexible Exchange Options (“Flex Options”), which are customizable options contracts. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Both the conventional, listed put and call options and the Flex Options on the Underlying Index purchased and sold by the Fund are cleared by the Options Clearing Corporation (“OCC”), a market clearinghouse, through a clearing member selected by the Fund. Flex Options allow the Fund to specify key contract terms, including exercise prices and expiration dates, that are not available for contracts traded in the conventional, listed options market. Flex Options purchased and sold by the Fund are set to expire on the last day of the Outcome Period, at which time the Fund will invest in a new set of Flex Options for the next Outcome Period.
The Underlying Index is a price return index, which captures only the capital appreciation or depreciation component of the issuers included in the Underlying Index and not any associated dividend payments paid by those issuers. The Fund, and therefore investors in the Fund, will not receive the benefit of such dividends.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of one year (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. A new Cap level will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders. As a result, you should expect that, if the Nasdaq-100 Index experiences losses of more than 10% over the relevant Outcome Period, you will bear all such losses on a one-to-one basis.
The Fund has characteristics unlike many other traditional investment products and is not appropriate for all investors. In particular, investment in the Fund may not be appropriate for investors who do not intend to maintain their investment through the entire Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Defined Outcomes.
As of the date of this prospectus, the Defined Outcomes sought by the Fund are based upon the performance of the Underlying Index over the Outcome Period of July 1, 2022 through June 30, 2023. The Fund’s current Cap is set at 26.5%. Following this Outcome Period, each subsequent Outcome Period will be a twelve-month period from July 1 to June 30. The Fund is not intended to terminate after the end of any Outcome Period. After the end of each Outcome Period, another will begin. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. Although the Buffer for each Outcome Period will be 10% (prior to taking into account any Fund fees and expenses), the Cap level may rise or fall from one Outcome Period to the next. The Outcome Period start date and end date, the Underlying Index Start Value and the Cap for subsequent Outcome Periods will be disclosed in a supplement to the Fund’s summary prospectus and prospectus on the Fund’s website. There is no guarantee that the Defined Outcome strategy for an Outcome Period will be realized.
The Cap for each Outcome Period is set at the end of the trading day immediately preceding the first day of that Outcome Period, is expressed as a percentage of the Underlying Index Start Value, and represents the maximum return that can be achieved by investing in the Fund over the Outcome Period (prior to taking into account any fees and expenses of the Fund). The Cap level is based on market conditions and other factors. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration. If the performance of the Underlying Index over the Outcome Period equals or exceeds the Cap, the Fund seeks to provide an investment return equal to the Cap (less Fund fees and expenses). If the Underlying Index performance is positive but less than the Cap, the Fund seeks to provide an investment return equal to the Underlying Index performance (less Fund fees and expenses).
The Buffer for each Outcome Period will be 10% and represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund seeks to protect investors from if the Underlying Index experiences losses over the Outcome Period (prior to taking into account any fees and expenses of the Fund). If the Underlying Index performance over an Outcome Period is negative and such losses over the Outcome Period are at or less than the Buffer, the Fund seeks to provide a return of 0%, less Fund fees and expenses. If the Underlying Index performance over an Outcome Period is negative and such losses exceed the Buffer, the Fund seeks to provide a loss that is less than the loss on the Underlying Index by
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the amount of the Buffer (less Fund fees and expenses). Stated differently, in this circumstance the Fund seeks to provide a return equal to the negative performance of the Underlying Index (less Fund fees and expenses) plus the Buffer. The Fund’s Cap and Buffer amounts will, in effect, be reduced by the fees and expenses of the Fund.
The Fund’s Defined Outcomes may only be realized by holding shares on the first day of the Outcome Period and continuing to hold shares through the last day of the Outcome Period. This means investors should hold or purchase shares prior to the beginning of the Outcome Period to achieve the intended results. The Fund’s Defined Outcomes in respect of each Outcome Period are measured from the Fund’s net asset value calculated at the end of the trading day immediately preceding the first day of that Outcome Period. Investors who purchase shares after the Outcome Period has begun or sell shares prior to the Outcome Period’s conclusion may experience investment returns very different from those that the Fund seeks to provide. Investment returns may vary (in some cases substantially) from the returns sought by the Fund’s Defined Outcome strategy if shares are purchased after the beginning of the Outcome Period or redeemed before the conclusion of the Outcome Period. Even if shares are held for the entire Outcome Period, the Fund may not successfully achieve the Defined Outcomes, and there is no guarantee that the Buffer will limit Fund losses as intended or that participation up to the Cap will be achieved. The Buffer is not guaranteed and may not be achieved. Purchasing shares after the beginning of the Outcome Period may provide little or no ability to realize investment returns if the Fund’s net asset value has increased in value to a level near or above the Cap. In this circumstance, a purchaser of shares of the Fund at that price would still be vulnerable to risk of loss but will have little or no opportunity for gain.
Purchasing shares after the beginning of the Outcome Period may also provide no benefit from the Buffer. If the Outcome Period has begun and the Fund’s net asset value has increased since the start of the Outcome Period, a purchaser of shares of the Fund at that price will not benefit from the Buffer unless the Fund’s net asset value decreases to its value at the start of the Outcome Period. On the other hand, if the Outcome Period has begun and the Fund’s net asset value has decreased such that its performance since the start of the Outcome Period is below the Buffer, a purchaser of shares of the Fund at that price will not benefit from the Buffer unless the Fund’s net asset value increases. Therefore, purchasing shares after the Outcome Period has begun may result in the potential for full loss of the investment amount notwithstanding the Buffer or may result in the Buffer providing less protection against loss than if the shares were purchased on the first day of the Outcome Period.
Additionally, if the Outcome Period has begun and the Fund’s net asset value has decreased since the start of the Outcome Period, a purchaser of shares of the Fund at that price may realize an investment return that is less than any subsequent positive return of the Underlying Index. You therefore should not purchase shares after the first day of the Outcome Period, or redeem shares prior to the last day of the Outcome Period, without understanding fully the consequences of doing so. Please consult with your financial advisor. The Fund's website, invesco.com/00901C806, provides important Fund information on a daily basis, including information about the Cap and Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.
The Fund’s net asset value will be principally composed of options contracts on the Underlying Index, the value of which is derived from the performance of the Underlying Index. However, because the time remaining until expiration, the price volatility of the Underlying Index and general interest rate conditions are also components of the options’ values, the Fund’s net asset value will not directly correlate on a day-to-day basis with the returns experienced by the Underlying Index. Consequently, the Fund’s net asset value is not expected to increase or decrease at the same rate or magnitude as the Underlying Index. Only upon expiration of the options contracts at the end of the Outcome Period, when the value of the Underlying Index will be the only component of the options’ values, can the Defined Outcome be expected to be achieved. Consequently, you should be aware that, if you redeem your shares in the Fund before the end of the Outcome Period, you should not expect the return on your investment to equal the Defined Outcome or to correspond to the performance of the Underlying Index. This will be the case even if you purchased shares of the Fund at the beginning of the Outcome Period.
The Fund may be “non-diversified,” as defined in the Investment Company Act of 1940 (1940 Act), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. As a “non-diversified” fund, the Fund can invest such that a greater percentage of its assets are tied to a small group of issuers or any one issuer than a diversified fund can. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. As of April 1, 2023, the Underlying Index is non-diversified, and therefore as of that same date, the Fund is managed as non-diversified in accordance with the Underlying Index.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. The value of the Underlying Index may be volatile, may go up or down due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates or expectations about inflation, regional or global instability, or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. The value of the Underlying Index may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Underlying Index, as well as the financial markets and global economy generally. Such circumstances may impact the ability of the Adviser to effectively implement the Fund’s investment strategy. The value of options contracts on the Underlying Index, which will constitute the substantial portion of the Fund’s portfolio, may at times be more volatile than the Underlying Index itself. Consequently, the value of the Fund’s shares will be impacted by the price volatility of both the Underlying Index and options contracts on the Underlying Index.
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Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other
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corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Buffered Loss Risk. The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that mitigates or alleviates downside risk and, typically, caps returns on the upside. The Buffer here is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). In addition, if shares are purchased after the beginning of or redeemed before the end of the Outcome Period, there may be no effect of the Buffer and the result may be a loss of investment. If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment. The Fund’s Buffer as part of its Defined Outcome strategy may not be successful in limiting losses.
Capped Return Risk. If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. In this circumstance, you should not buy shares of the Fund. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
Cap Level Change Risk. At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
Outcome Period Risk. The Fund’s Defined Outcome strategy seeks to replicate the performance of the Underlying Index (prior to taking into account fees and expenses of the Fund) over the Outcome Period, subject to the Cap and Buffer, solely if shares are purchased on the first day of the Outcome Period and held until the last day of the Outcome Period. This means investors should hold or purchase shares prior to the beginning of the Outcome Period to achieve the intended results. If shares are purchased after the commencement of the Outcome Period or redeemed before the end of the Outcome Period, investment returns may vary significantly. Shares purchased after the Outcome Period begins may provide little or no ability to realize investment returns if the Fund’s net asset value has increased in value to a level near or above the Cap but will still be subject to the risk of loss. If shares are purchased after the Outcome Period begins and the Fund’s net asset value has decreased to the Buffer level, there is no effective Buffer against further losses when purchasing at that time. If shares are purchased after the Outcome Period begins and the Fund’s net asset value has increased, the Buffer will not protect against subsequent losses unless the Fund’s net asset value decreases to its value at the start of the Outcome Period. Additionally, if the Outcome Period has begun and the Fund’s net asset value has decreased since the start of the Outcome Period, a purchaser of shares of the Fund at that price may realize an investment return that is less than any subsequent positive return of the Underlying Index.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid
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than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise avoid.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Derivatives strategies may not always be successful. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
OCC/Clearing Member Default Risk. The Fund's options contracts will cause it to incur counterparty risk to the OCC and its clearing member. The OCC acts as guarantor and central counterparty with respect to the Fund’s option contracts. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC or the Fund’s clearing member becomes bankrupt, insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses and/or be unable to achieve its Defined Outcome strategy.
Since the Fund is not a member of the OCC and only members of the OCC (“clearing members”) can participate directly in the clearing house, the Fund will hold its options contracts through accounts at its clearing members. The Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at its clearing members. Assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy or insolvency, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.
Options Risk. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Options transactions represent the possibility of large amounts of exposure (or leverage), which may result in the Fund’s net asset value being more sensitive to changes in the value of the option. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market value of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.
Flex Options Risk. Flex Options are cleared and guaranteed for settlement by the OCC, but are not listed like other exchange-traded options. Therefore, Flex Options may be less liquid than certain other securities, such as conventional, listed options, and the Fund may not be able to close out certain Flex Options positions at desirable times and prices, which could prevent the Fund from achieving its Defined Outcome strategy. Flex Options typically can be exercised only on the expiration date, and until that date the value of a Flex Option will be affected by, among other factors, changes in the value of the Underlying Index, changes in interest rates, the price volatility of the Underlying Index and the remaining time until the expiration date. The value of a Flex Option does not increase or decrease at the same rate as the Underlying Index, but typically moves in line with value of the Underlying Index as it approaches its expiration date. Certain Flex Options could expire without value.
In the event that trading in Flex Options is limited or absent, the value of the Fund’s Flex Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the Flex Options. The trading in Flex Options may be less deep and liquid than the market for certain other securities. Flex Options may be less liquid than conventional, listed options. In a less liquid market for Flex Options, terminating the Flex Options may require the payment of a larger premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for Flex Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the Flex Options held by the Fund and the value of your investment.
Non-Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns that correspond to the returns of the Underlying Index in all cases. The operation of the Cap and the Buffer are designed to provide holders of shares of the Fund over an Outcome Period with an investment return that differs from the return of the Underlying Index if the performance of the Underlying Index exceeds the Cap or is negative. Additionally, a shareholder who redeems shares before the conclusion of an Outcome Period is unlikely to realize returns that correspond to the performance of the Underlying Index since the start of the Outcome Period. If you desire to achieve an investment return that equals the return on the Underlying Index in all cases, you should not buy shares of the Fund.
Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or group of industries. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. Such industry-based risks, any of which may adversely affect the companies in the Underlying Index, may include, but are not limited to legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or group of industries. In addition, at times, such industry or group of industries may be out of favor and underperform other industries, groups of industries or the market as a whole.
Technology Sector Risk. Technology companies are subject to intense competition and their products are at risk of rapid obsolescence, which make the prices of securities issued by these companies particularly volatile. Product obsolescence can result from rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Factors that may also significantly affect the market value of securities of issuers in the technology sector include the failure to obtain, or delays in obtaining, financing or regulatory approvals, product incompatibility, changing consumer preferences, increased government scrutiny, high required corporate capital expenditure for research and development or infrastructure and development of new products. Technology companies are also heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect the company's profitability.
Non-Diversification Risk. Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which
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individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, in seeking to track its Underlying Index, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest such that a greater portion of its assets are tied to the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.
Non-Correlation Risk. The Fund’s returns may not match the returns of the Underlying Index (that is, it may experience tracking error) for a number of reasons. In addition to the impact of the Cap and the Buffer on the Fund’s returns as compared to the returns of the Underlying Index, the Fund incurs operating expenses not applicable to the Underlying Index. To the extent that the Fund has recently commenced operations and/or otherwise has a relatively small amount of assets, such operating expenses could have a proportionally greater impact on the Fund. Additionally, subscription and redemption activity in the Fund may cause the Fund to experience tracking error. Investors purchasing or redeeming shares of the Fund will transact at the net asset value per share of the relevant Series of shares next computed after the Fund receives that investor’s order. However, the Fund generally will not purchase or sell the relevant options contracts referencing the Underlying Index in response to investor subscriptions and redemptions on a particular business day until after the investor orders are received, and the price of those options contracts may have changed (potentially substantially) in the intervening period since the net asset value of the Fund’s shares was last determined. The potential for such tracking error is greater when subscription and redemption activity in the Fund is relatively higher and/or during periods that the value of the Underlying Index or options contracts thereon are experiencing relatively higher volatility. The Fund’s net asset value will be principally composed of options contracts on the Underlying Index, the value of which is derived not only from the performance of the Underlying Index but also from the time remaining until expiration, the price volatility of the Underlying Index and general interest rate conditions. Consequently, the Fund’s net asset value will not directly correlate on a day-to-day basis with the returns experienced by the Underlying Index.
The performance of the Fund and the Underlying Index also may vary due to asset valuation differences and because the Fund may fair value certain of the investments it holds. To the extent the Fund calculates its NAV based on fair value prices, the Fund’s ability to track the Underlying Index may be adversely affected.
The Adviser may not fully invest the Fund’s assets at times, either as a result of cash flows into the Fund, to retain a reserve of cash to meet redemptions and expenses, or because of low assets.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Redemption Risk. In some instances, an insurance company through which the Fund is available may restrict its contract owners from purchasing the Fund’s shares after an Outcome Period has already commenced. Nevertheless, existing Fund shareholders are legally permitted to redeem shares they already hold throughout the Outcome Period on any trading day, as described in the applicable variable insurance contract prospectus. Such redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity and its ability to achieve the Defined Outcome strategy.
Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations, the ability of the Fund to value the Flex Options it holds becomes more difficult and the judgment of the Fund’s Adviser (employing the valuation policy adopted by the Board of Trustees of the Trust and related procedures) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable, objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco Asset Management Limited (Invesco Asset Management) serves as the Fund’s investment sub-adviser. Invesco Asset Management, an affiliate of the Adviser, is located at Perpetual Park, Perpetual Park Drive, Henley-on-Thames, Oxfordshire, RG9 1HH, United Kingdom. Invesco Asset Management has been managing assets on behalf of consumers, institutional clients and institutional professionals through a broad product range, including investment companies with variable capital, investment trusts, individual savings accounts, pension funds, offshore funds and other specialist mandates since 1969, the year Invesco Asset Management was incorporated. Invesco Asset Management provides portfolio management services to the Fund.
In addition, Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has
9        Invesco® V.I. Nasdaq 100 Buffer Fund - June

neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser did not receive any compensation from the Fund, after fee waiver and/or expense reimbursement, if any.
Invesco, not the Fund, pays sub-advisory fees, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
Investment management decisions for the Fund are made by the investment management teams at Invesco and Invesco Asset Management.
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
◾
John Burrello, CFA, Portfolio Manager, who has been responsible for the Fund since 2023 and has been associated with Invesco and/or its affiliates since 2012.
◾
Ali Zouiten, Portfolio Manager, who has been responsible for the Fund since 2021 and has been associated with Invesco Asset Management and/or its affiliates since 2019. From 2017 to 2019, he was associated with HSBC Asset Management where he served as Head of Investments for Product Development. From 2011 to 2019, he was associated with Baloise Group in Switzerland, where he served as Specialist for Hedging and Financial Structures.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible
10        Invesco® V.I. Nasdaq 100 Buffer Fund - June

for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of
11        Invesco® V.I. Nasdaq 100 Buffer Fund - June

the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and
12        Invesco® V.I. Nasdaq 100 Buffer Fund - June

advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Disclaimers
The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Underlying Index to track general stock market performance. The Corporations' only relationship to the Adviser and the Fund (together, the “Licensee”) is in the licensing of the Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, NDX®, “QQQ®”, and certain trade names of the Corporations and the use of the Underlying Index which is determined, composed and calculated by Nasdaq without regard to the Licensee. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
The Adviser, Sub-Adviser and their affiliates (collectively, the Adviser Parties) do not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser Parties shall have no liability for any errors, omissions, restatements, re-calculations or interruptions therein. The Adviser Parties make no warranty, express or implied, as to results to be obtained by the Fund, owners of shares of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser Parties make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser Parties have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.
13        Invesco® V.I. Nasdaq 100 Buffer Fund - June

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Period ended 12/31/22(d)	$10.00	$(0.03)	$(0.19)	$(0.22)	$9.78	(2.20)%	$1,467	0.70%(e)	3.31%(e)	(0.60)%(e)	0%

Series II
Period ended 12/31/22(d)	10.00	(0.04)	(0.19)	(0.23)	9.77	(2.30)	4,520	0.95(e)	3.56(e)	(0.85)(e)	0

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of June 30, 2022.
(e)	Annualized.
14        Invesco® V.I. Nasdaq 100 Buffer Fund - June

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco® V.I. Nasdaq 100 Buffer Fund - June SEC 1940 Act file number: 811-07452

invesco.com/us	VINDQJ-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco® V.I. S&P 500 Buffer Fund - September
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
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is not FDIC insured;
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may lose value; and
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is not guaranteed by a bank.

The Fund has characteristics unlike traditional investment products and is not suitable for all investors. Carefully read this prospectus before determining whether the Fund may be a suitable investment.
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The Fund seeks, over a specified annual outcome period (an “Outcome Period”), to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. There is no guarantee that the Fund will successfully achieve its investment objective.
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As of the date of this prospectus, the Defined Outcomes sought by the Fund are based upon the performance of the Underlying Index over the Outcome Period of October 1, 2022 through September 30, 2023. Following this Outcome Period, each subsequent Outcome Period will be a one-year period from October 1 to September 30. The Fund is not intended to terminate after the end of any Outcome Period. After the end of each Outcome Period, another will begin.
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Buffer: For each Outcome Period, the Fund seeks to provide a buffer against the first 10% of Underlying Index losses over that Outcome Period (expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period), prior to taking account any fees and expenses of the Fund (the “Buffer”), which before Fund fees and expenses is 10% for Series I shares and 10% for Series II shares and after fees and expenses is 9.3% for Series I shares and 9.05% for Series II shares. The Fund, and therefore investors, will bear all Underlying Index losses over an Outcome Period exceeding 10%. There is no guarantee the Fund will successfully buffer against Underlying Index losses. The Buffer is designed to have its full effect only for investors who hold Fund shares for an entire Outcome Period.
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Cap: For each Outcome Period, Fund performance is subject to an upside return cap that represents the maximum percentage return (expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period), prior to taking into account any fees and expenses of the Fund (the “Cap”). The Fund's current Cap is set at 23.50%, which before Fund fees and expenses is 23.50% for Series I shares and 23.50% for Series II shares and after fees and expenses is 22.64% for Series I shares and 22.33% for Series II shares. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period, based on market conditions and other factors. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration. If the Underlying Index experiences returns over an Outcome Period in excess of the Cap, the Fund, and therefore investors, will not experience those excess gains.
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There is no guarantee that the Defined Outcomes for any Outcome Period will be realized. A shareholder may lose their entire investment.
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The Fund's Defined Outcomes may only be realized by holding shares on the first day of the Outcome Period and continuing to hold shares through to the last day of the Outcome Period. Accordingly, purchasing shares after the beginning of the Outcome Period may provide little or no ability to realize investment returns if the Fund's net asset value has increased in value to a level near or above the Cap. In addition, if shares are purchased after the beginning of or redeemed before the end of the Outcome Period, there may be no effect of the Buffer and the result may be a loss of investment. If shares are purchased after the commencement of the Outcome Period or redeemed before the end of the Outcome Period, investment returns may vary significantly.
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Even if shares are held for the entire Outcome Period, the Fund may not successfully achieve the Defined Outcomes, and there is no guarantee that the Buffer will limit Fund losses as intended or that participation up to the Cap will be achieved. The Buffer is not guaranteed and may not be achieved.
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Outcomes are Before Fees and Expenses: The Buffer and the Cap are calculated and expressed before giving effect to Fund fees and expenses. Thus, the maximum Fund performance over an Outcome Period is expected to be lower than the Cap by the amount of such fees and expenses, and Fund performance over an Outcome Period will be exposed to losses beyond the Buffer in the amount of such fees and expenses. The Fund's prospectus includes further detail on Fund fees and expenses.
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A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. Each Outcome Period will have a new Cap which may be higher or lower than the current Cap. The Buffer for each Outcome Period will be 10%.
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The Fund's website, invesco.com/00901C871, provides important Fund information on a daily basis, including information about the Cap and Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco® V.I. S&P 500 Buffer Fund - September

Fund Summary
Investment Objective(s)
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.42%	0.42%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	1.18	1.18

Acquired Fund Fees and Expenses	0.01	0.01

Total Annual Fund Operating Expenses	1.61	1.86

Fee Waiver and/or Expense Reimbursement[1]	0.90	0.90

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.71	0.96

1
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed below) of Series I shares and Series II shares to 0.70% and 0.95%, respectively, of the Fund's average daily net assets (the “expense limits”). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$73	$420	$791	$1,835

Series II shares	$98	$497	$922	$2,106

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the S&P 500 Index (the “Underlying Fund”). References throughout this Prospectus to options that reference the “Underlying Index” mean either the Underlying Index or the Underlying Fund unless otherwise indicated. The Underlying Index is a well-known stock market index that measures the performance of equity securities of larger U.S. companies. The options used by the Fund will include conventional, exchange-traded (listed) put and call options on the Underlying Index and Flexible Exchange Options (“Flex Options”), which are customizable options contracts. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Both the conventional, listed put and call options and the Flex Options on the Underlying Index purchased and sold by the Fund are cleared by the Options Clearing Corporation (“OCC”), a market clearinghouse, through a clearing member selected by the Fund. Flex Options allow the Fund to specify key contract terms, including exercise prices and expiration dates, that are not available for contracts traded in the conventional, listed options market. Flex Options purchased and sold by the Fund are set to expire on the last day of the Outcome Period, at which time the Fund will invest in a new set of Flex Options for the next Outcome Period.
The Underlying Index is a price return index, which captures only the capital appreciation or depreciation component of the issuers included in the Underlying Index and not any associated dividend payments paid by those issuers. The Fund, and therefore investors in the Fund, will not receive the benefit of such dividends.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of one year (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. A new Cap level will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant
1        Invesco® V.I. S&P 500 Buffer Fund - September

Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders. As a result, you should expect that, if the S&P 500 Index experiences losses of more than 10% over the relevant Outcome Period, you will bear all such losses on a one-to-one basis.
The Fund has characteristics unlike many other traditional investment products and is not appropriate for all investors. In particular, investment in the Fund may not be appropriate for investors who do not intend to maintain their investment through the entire Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Defined Outcomes.
As of the date of this prospectus, the Defined Outcomes sought by the Fund are based upon the performance of the Underlying Index over the Outcome Period of October 1, 2022 through September 30, 2023. The Fund’s current Cap is set at 23.50%. Following this Outcome Period, each subsequent Outcome Period will be a twelve-month period from October 1 to September 30. The Fund is not intended to terminate after the end of any Outcome Period. After the end of each Outcome Period, another will begin. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. Although the Buffer for each Outcome Period will be 10% (prior to taking into account any Fund fees and expenses), the Cap level may rise or fall from one Outcome Period to the next. The Outcome Period start date and end date, the Underlying Index Start Value and the Cap for subsequent Outcome Periods will be disclosed in a supplement to the Fund’s summary prospectus and prospectus on the Fund’s website.
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Buffer: For each Outcome Period, the Fund seeks to provide a buffer against the first 10% of Underlying Index losses over that Outcome Period (expressed as a percentage of the relevant Underlying Index Start Value), prior to taking into account any fees and expenses of the Fund, which after Fund fees and expenses is 9.3% for Series I shares and 9.05% for Series II shares. The Fund, and therefore investors, will bear all Underlying Index losses over an Outcome Period exceeding 10%. There is no guarantee the Fund will successfully buffer against Underlying Index losses. The Buffer is designed to have its full effect only for investors who hold Fund shares for an entire Outcome Period.
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Cap: For each Outcome Period, Fund performance is subject to an upside return cap that represents the maximum percentage return (expressed as a percentage of the relevant Underlying Index Start Value), prior to taking into account any fees and expenses of the Fund. The Fund's current Cap is set at 23.50%, which after Fund expenses is 22.64% for Series I shares and 22.33% for Series II shares. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period, based on market conditions and other factors. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration. If the Underlying Index experiences returns over an Outcome Period in excess of the Cap, the Fund, and therefore investors, will not experience those excess gains.
The Fund’s Defined Outcomes may only be realized by holding shares on the first day of the Outcome Period and continuing to hold shares through the last day of the Outcome Period. The Fund’s Defined Outcomes in respect of each Outcome Period are measured from the Fund’s net asset value calculated at the end of the trading day immediately preceding the first day of that Outcome Period. Investors who purchase shares after the
Outcome Period has begun or sell shares prior to the Outcome Period’s conclusion may experience investment returns very different from those that the Fund seeks to provide. Investment returns may vary (in some cases substantially) from the returns sought by the Fund’s Defined Outcome strategy if shares are purchased after the beginning of the Outcome Period or redeemed before the conclusion of the Outcome Period. Purchasing shares after the beginning of the Outcome Period may provide little or no ability to realize investment returns if the Fund’s net asset value has increased in value to a level near or above the Cap. In this circumstance, a purchaser of shares of the Fund at that price would still be vulnerable to risk of loss but will have little or no opportunity for gain. Purchasing shares after the beginning of the Outcome Period may also provide no benefit from the Buffer. Even if shares are held for the entire Outcome Period, the Fund may not successfully achieve the Defined Outcomes, and there is no guarantee that the Buffer will limit Fund losses as intended or that participation up to the Cap will be achieved. The Buffer is not guaranteed and may not be achieved. You therefore should not purchase shares after the first day of the Outcome Period, or redeem shares prior to the last day of the Outcome Period, without understanding fully the consequences of doing so. Please consult with your financial advisor. The Fund's website, invesco.com/00901C871, provides important Fund information on a daily basis, including information about the Cap and Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.
The Fund may be “non-diversified,” as defined in the Investment Company Act of 1940 (1940 Act), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. As a “non-diversified” fund, the Fund can invest such that a greater percentage of its assets are tied to a small group of issuers or any one issuer than a diversified fund can. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. As of April 1, 2023, the Underlying Index is diversified, and therefore as of that same date, the Fund is managed as diversified in accordance with the Underlying Index.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. The value of the Underlying Index may be volatile, may go up or down due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates or expectations about inflation, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. Such circumstances may impact the ability of the Adviser to effectively implement the Fund’s investment strategy. The value of options contracts on the Underlying Index, which will constitute the substantial portion of the Fund’s portfolio, may at times be more volatile than the Underlying Index itself. Consequently, the value of the Fund’s shares will be impacted by the price volatility of both the Underlying Index and options contracts on the Underlying Index.
Buffered Loss Risk. The term “buffer” is a generic term that is widely used in the investment management and financial services industries to
2        Invesco® V.I. S&P 500 Buffer Fund - September

describe an investment product or strategy that mitigates or alleviates downside risk and, typically, caps returns on the upside. The Buffer here is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). In addition, if shares are purchased after the beginning of or redeemed before the end of the Outcome Period, there may be no effect of the Buffer and the result may be a loss of investment. If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment. The Fund’s Buffer as part of its Defined Outcome strategy may not be successful in limiting losses.
Capped Return Risk. If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. In this circumstance, you should not buy shares of the Fund. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
Cap Level Change Risk. At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
Outcome Period Risk. The Fund’s Defined Outcome strategy seeks to replicate the performance of the Underlying Index (prior to taking into account fees and expenses of the Fund) over the Outcome Period, subject to the Cap and Buffer, solely if shares are purchased on the first day of the Outcome Period and held until the last day of the Outcome Period. This means investors should hold or purchase shares prior to the beginning of the Outcome Period to achieve the intended results. If shares are purchased after the commencement of the Outcome Period or redeemed before the end of the Outcome Period, investment returns may vary significantly.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
OCC/Clearing Member Default Risk. The Fund's options contracts will cause it to incur counterparty risk to the OCC and its clearing member. The OCC acts as guarantor and central counterparty with respect to the Fund’s option contracts. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC or the Fund’s clearing member becomes bankrupt, insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses and/or be unable to achieve its Defined Outcome strategy.
Options Risk. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Options transactions represent the possibility of large amounts of exposure (or leverage), which may result in the Fund’s net asset value being more sensitive to changes in the value of the option. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market value of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.
Flex Options Risk. Flex Options are cleared and guaranteed for settlement by the OCC, but are not listed like other exchange-traded options. Therefore, Flex Options may be less liquid than certain other securities, such as conventional, listed options, and the Fund may not be able to close out certain Flex Options positions at desirable times and prices, which could prevent the Fund from achieving its Defined Outcome strategy.
In the event that trading in Flex Options is limited or absent, the value of the Fund’s Flex Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the Flex Options.
Non-Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns that correspond to the returns of the Underlying Index in all cases. The operation of the Cap and the Buffer are designed to provide holders of shares of the Fund over an Outcome Period with an investment return that differs from the return of the Underlying Index if the performance of the Underlying Index exceeds the Cap or is negative. Additionally, a shareholder who redeems shares before the conclusion of an Outcome Period is unlikely to realize returns that correspond to the performance of the Underlying Index since the start of the Outcome Period. If you desire to achieve an investment return that equals the return on the Underlying Index in all cases, you should not buy shares of the Fund.
Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries
3        Invesco® V.I. S&P 500 Buffer Fund - September

or industry groups. Such industry-based risks, any of which may adversely affect the companies in the Underlying Index, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Technology Sector Risk. Technology companies are subject to intense competition, rapid obsolescence of their products, issues with obtaining financing or regulatory approvals, product incompatibility, changing consumer preferences, increased government scrutiny, high required corporate capital expenditure for research and development or infrastructure and development of new products, each of which make the prices of securities issued by these companies more volatile. Technology companies are also heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect the company's profitability.
Non-Diversification Risk. Under the Investment Company Act of 1940 (1940 Act), a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest such that a greater portion of its assets are tied to the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
Non-Correlation Risk. The Fund’s returns may not match the returns of the Underlying Index (that is, it may experience tracking error) for a number of reasons. In addition to the impact of the Cap and the Buffer on the Fund’s returns as compared to the returns of the Underlying Index, the Fund incurs operating expenses not applicable to the Underlying Index. To the extent that the Fund has recently commenced operations and/or otherwise has a relatively small amount of assets, such operating expenses could have a proportionally greater impact on the Fund. Additionally, subscription and redemption activity in the Fund may cause the Fund to experience tracking error. Investors purchasing or redeeming shares of the Fund will transact at the net asset value per share of the relevant Series of shares next computed after the Fund receives that investor’s order. However, the Fund generally will not purchase or sell the relevant options contracts referencing the Underlying Index in response to investor subscriptions and redemptions on a particular business day until after the investor orders are received, and the price of those options contracts may have changed (potentially substantially) in the intervening period since the net asset value of the Fund’s shares was last determined. The potential for such tracking error is greater when subscription and redemption activity in the Fund is relatively higher and/or during periods that the value of the Underlying Index or options contracts thereon are experiencing relatively higher volatility. The Fund’s net asset value will be principally composed of options contracts on the Underlying Index, the value of which is derived not only from the performance of the Underlying Index but also from the time remaining until expiration, the price volatility of the Underlying Index and general interest rate conditions. Consequently, the Fund’s net asset value will not directly correlate on a day-to-day basis with the returns experienced by the Underlying Index.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Redemption Risk. In some instances, an insurance company through which the Fund is available may restrict its contract owners from purchasing the Fund’s shares after an Outcome Period has already commenced. Nevertheless, existing Fund shareholders are legally permitted to redeem shares they already hold throughout the Outcome Period on any trading day, as described in the applicable variable insurance contract prospectus. Such redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity and its ability to achieve the Defined Outcome strategy.
Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations, the ability of the Fund to value the Flex Options it holds becomes more difficult and the judgment of the Fund’s Adviser (employing the valuation policy adopted by the Board of Trustees of the Trust and related procedures) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable, objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

4        Invesco® V.I. S&P 500 Buffer Fund - September

Series I	Period Ended	Returns
Best Quarter	December 31, 2022	5.43%
Worst Quarter	June 30, 2022	-10.43%

Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	Since Inception
Series I	9/30/2021	-9.53%	-3.41%

Series II	9/30/2021	-9.74	-3.66

S&P 500 Index (Price Only)[1]		-19.44	-8.79

1
The S&P 500 Index (Price Only) is a price return index, which tracks the price of its component securities and excludes dividends.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Investment Sub-Adviser: Invesco Asset Management Limited

Portfolio Managers	Title	Length of Service on the Fund
John Burrello, CFA	Portfolio Manager	2023

Ali Zouiten	Portfolio Manager	2021

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in this prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. Although the Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the S&P 500 Index (the “Underlying Fund”). References throughout this Prospectus to options that reference the “Underlying Index” mean either the Underlying Index or the Underlying Fund unless otherwise indicated. The Underlying Index is a well-known stock market index that measures the performance of equity securities of larger U.S. companies. The options used by the Fund will include conventional, exchange-traded (listed) put and call options on the Underlying Index and Flexible Exchange Options (“Flex Options”), which are customizable options contracts. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Both the conventional, listed put and call options and the Flex Options on the Underlying Index purchased and sold by the Fund are cleared by the Options Clearing Corporation (“OCC”), a market clearinghouse, through a clearing member selected by the Fund. Flex Options allow the Fund to specify key contract terms, including exercise prices and expiration dates, that are not available for contracts traded in the conventional, listed options market. Flex Options purchased and sold by the Fund are set to expire on the last day of the Outcome Period, at which time the Fund will invest in a new set of Flex Options for the next Outcome Period.
The Underlying Index is a price return index, which captures only the capital appreciation or depreciation component of the issuers included in the Underlying Index and not any associated dividend payments paid by those issuers. The Fund, and therefore investors in the Fund, will not receive the benefit of such dividends
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of one year (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. A new Cap level will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders. As a result, you should expect that, if the S&P 500 Index experiences losses of more than 10% over the relevant Outcome Period, you will bear all such losses on a one-to-one basis.
The Fund has characteristics unlike many other traditional investment products and is not appropriate for all investors. In particular, investment in the Fund may not be appropriate for investors who do not intend to maintain their investment through the entire Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Defined Outcomes.
As of the date of this prospectus, the Defined Outcomes sought by the Fund are based upon the performance of the Underlying Index over the Outcome Period of October 1, 2022 through September 30, 2023. The Fund’s current Cap is set at 23.50%. Following this Outcome Period, each subsequent Outcome Period will be a twelve-month period from October 1 to September 30. The Fund is not intended to terminate after the end of any
5        Invesco® V.I. S&P 500 Buffer Fund - September

Outcome Period. After the end of each Outcome Period, another will begin. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. Although the Buffer for each Outcome Period will be 10% (prior to taking into account any Fund fees and expenses), the Cap level may rise or fall from one Outcome Period to the next. The Outcome Period start date and end date, the Underlying Index Start Value and the Cap for subsequent Outcome Periods will be disclosed in a supplement to the Fund’s summary prospectus and prospectus on the Fund’s website. There is no guarantee that the Defined Outcome strategy for an Outcome Period will be realized.
The Cap for each Outcome Period is set at the end of the trading day immediately preceding the first day of that Outcome Period, is expressed as a percentage of the Underlying Index Start Value, and represents the maximum return that can be achieved by investing in the Fund over the Outcome Period (prior to taking into account any fees and expenses of the Fund). The Cap level is based on market conditions and other factors. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration. If the performance of the Underlying Index over the Outcome Period equals or exceeds the Cap, the Fund seeks to provide an investment return equal to the Cap (less Fund fees and expenses). If the Underlying Index performance is positive but less than the Cap, the Fund seeks to provide an investment return equal to the Underlying Index performance (less Fund fees and expenses).
The Buffer for each Outcome Period will be 10% and represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund seeks to protect investors from if the Underlying Index experiences losses over the Outcome Period (prior to taking into account any fees and expenses of the Fund). If the Underlying Index performance over an Outcome Period is negative and such losses over the Outcome Period are at or less than the Buffer, the Fund seeks to provide a return of 0%, less Fund fees and expenses. If the Underlying Index performance over an Outcome Period is negative and such losses exceed the Buffer, the Fund seeks to provide a loss that is less than the loss on the Underlying Index by the amount of the Buffer (less Fund fees and expenses). Stated differently, in this circumstance the Fund seeks to provide a return equal to the negative performance of the Underlying Index (less Fund fees and expenses) plus the Buffer. The Fund’s Cap and Buffer amounts will, in effect, be reduced by the fees and expenses of the Fund.
The Fund’s Defined Outcomes may only be realized by holding shares on the first day of the Outcome Period and continuing to hold shares through the last day of the Outcome Period. This means investors should hold or purchase shares prior to the beginning of the Outcome Period to achieve the intended results. The Fund’s Defined Outcomes in respect of each Outcome Period are measured from the Fund’s net asset value calculated at the end of the trading day immediately preceding the first day of that Outcome Period. Investors who purchase shares after the Outcome Period has begun or sell shares prior to the Outcome Period’s conclusion may experience investment returns very different from those that the Fund seeks to provide. Investment returns may vary (in some cases substantially) from the returns sought by the Fund’s Defined Outcome strategy if shares are purchased after the beginning of the Outcome Period or redeemed before the conclusion of the Outcome Period. Even if shares are held for the entire Outcome Period, the Fund may not successfully achieve the Defined Outcomes, and there is no guarantee that the Buffer will limit Fund losses as intended or that participation up to the Cap will be achieved. The Buffer is not guaranteed and may not be achieved. Purchasing shares after the beginning of the Outcome Period may provide little or no ability to realize investment returns if the Fund’s net asset value has increased in value to a level near or above the
Cap. In this circumstance, a purchaser of shares of the Fund at that price would still be vulnerable to risk of loss but will have little or no opportunity for gain.
Purchasing shares after the beginning of the Outcome Period may also provide no benefit from the Buffer. If the Outcome Period has begun and the Fund’s net asset value has increased since the start of the Outcome Period, a purchaser of shares of the Fund at that price will not benefit from the Buffer unless the Fund’s net asset value decreases to its value at the start of the Outcome Period. On the other hand, if the Outcome Period has begun and the Fund’s net asset value has decreased such that its performance since the start of the Outcome Period is below the Buffer, a purchaser of shares of the Fund at that price will not benefit from the Buffer unless the Fund’s net asset value increases. Therefore, purchasing shares after the Outcome Period has begun may result in the potential for full loss of the investment amount notwithstanding the Buffer or may result in the Buffer providing less protection against loss than if the shares were purchased on the first day of the Outcome Period.
Additionally, if the Outcome Period has begun and the Fund’s net asset value has decreased since the start of the Outcome Period, a purchaser of shares of the Fund at that price may realize an investment return that is less than any subsequent positive return of the Underlying Index. You therefore should not purchase shares after the first day of the Outcome Period, or redeem shares prior to the last day of the Outcome Period, without understanding fully the consequences of doing so. Please consult with your financial advisor. The Fund's website, invesco.com/00901C871, provides important Fund information on a daily basis, including information about the Cap and Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.
The Fund’s net asset value will be principally composed of options contracts on the Underlying Index, the value of which is derived from the performance of the Underlying Index. However, because the time remaining until expiration, the price volatility of the Underlying Index and general interest rate conditions are also components of the options’ values, the Fund’s net asset value will not directly correlate on a day-to-day basis with the returns experienced by the Underlying Index. Consequently, the Fund’s net asset value is not expected to increase or decrease at the same rate or magnitude as the Underlying Index. Only upon expiration of the options contracts at the end of the Outcome Period, when the value of the Underlying Index will be the only component of the options’ values, can the Defined Outcome be expected to be achieved. Consequently, you should be aware that, if you redeem your shares in the Fund before the end of the Outcome Period, you should not expect the return on your investment to equal the Defined Outcome or to correspond to the performance of the Underlying Index. This will be the case even if you purchased shares of the Fund at the beginning of the Outcome Period.
The Fund may be “non-diversified,” as defined in the Investment Company Act of 1940 (1940 Act), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. As a “non-diversified” fund, the Fund can invest such that a greater percentage of its assets are tied to a small group of issuers or any one issuer than a diversified fund can. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. As of April 1, 2023, the Underlying Index is diversified, and therefore as of that same date, the Fund is managed as diversified in accordance with the Underlying Index.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
6        Invesco® V.I. S&P 500 Buffer Fund - September

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. The value of the Underlying Index may be volatile, may go up or down due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates or expectations about inflation, regional or global instability, or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. The value of the Underlying Index may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Underlying Index, as well as the financial markets and global economy generally. Such circumstances may impact the ability of the Adviser to effectively implement the Fund’s investment strategy. The value of options contracts on the Underlying Index, which will constitute the substantial portion of the Fund’s portfolio, may at times be more volatile than the Underlying Index itself. Consequently, the value of the Fund’s shares will be impacted by the price volatility of both the Underlying Index and options contracts on the Underlying Index.
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Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Buffered Loss Risk. The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that mitigates or alleviates downside risk and, typically, caps returns on the upside. The Buffer here is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). In addition, if shares are purchased after the beginning of or redeemed before the end of the Outcome Period, there may be no effect of the Buffer and the result may be a loss of investment. If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment. The Fund’s Buffer as part of its Defined Outcome strategy may not be successful in limiting losses.
Capped Return Risk. If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. In this circumstance, you should not buy shares of the Fund. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
Cap Level Change Risk. At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
Outcome Period Risk. The Fund’s Defined Outcome strategy seeks to replicate the performance of the Underlying Index (prior to taking into account fees and expenses of the Fund) over the Outcome Period, subject to the Cap and Buffer, solely if shares are purchased on the first day of the Outcome Period and held until the last day of the Outcome Period. This means investors should hold or purchase shares prior to the beginning of the Outcome Period to achieve the intended results. If shares are purchased after the commencement of the Outcome Period or redeemed before the end of the Outcome Period, investment returns may vary significantly. Shares purchased after the Outcome Period begins may provide little or no ability to realize investment returns if the Fund’s net asset value has increased in value to a level near or above the Cap but will still be subject to the risk of loss. If shares are purchased after the Outcome Period begins and the Fund’s net asset value has decreased to the Buffer level, there is no effective Buffer against further losses when purchasing at that time. If shares are purchased after the Outcome Period begins and the Fund’s net asset value has increased, the Buffer will not protect against subsequent losses unless the Fund’s net asset value decreases to its value at the start of the Outcome Period. Additionally, if the Outcome Period has begun and the Fund’s net asset value has decreased since the start of the Outcome Period, a purchaser of shares of the Fund at that price may realize an investment return that is less than any subsequent positive return of the Underlying Index.
7        Invesco® V.I. S&P 500 Buffer Fund - September

Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise avoid.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Derivatives strategies may not always be successful. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
OCC/Clearing Member Default Risk. The Fund's options contracts will cause it to incur counterparty risk to the OCC and its clearing member. The OCC acts as guarantor and central counterparty with respect to the Fund’s option contracts. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC or the Fund’s clearing member becomes bankrupt, insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses and/or be unable to achieve its Defined Outcome strategy.
Since the Fund is not a member of the OCC and only members of the OCC (“clearing members”) can participate directly in the clearing house, the Fund will hold its options contracts through accounts at its clearing members. The Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at its clearing members. Assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy or insolvency, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.
Options Risk. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Options transactions represent the possibility of large amounts of exposure (or leverage), which may result in the Fund’s net asset value being more sensitive to changes in the value of the option. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market value of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.
Flex Options Risk. Flex Options are cleared and guaranteed for settlement by the OCC, but are not listed like other exchange-traded options. Therefore, Flex Options may be less liquid than certain other securities, such as conventional, listed options, and the Fund may not be able to close out certain Flex Options positions at desirable times and prices, which could prevent the Fund from achieving its Defined Outcome strategy. Flex Options typically can be exercised only on the expiration date, and until that date the value of a Flex Option will be affected by, among other factors, changes in the value of the Underlying Index, changes in interest rates, the price volatility of the Underlying Index and the remaining time until the expiration date. The value of a Flex Option does not increase or decrease at the same rate as the Underlying Index, but typically moves in line with value of the Underlying Index as it approaches its expiration date. Certain Flex Options could expire without value.
In the event that trading in Flex Options is limited or absent, the value of the Fund’s Flex Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the Flex Options. The trading in Flex Options may be less deep and liquid than the market for certain other securities. Flex Options may be less liquid than conventional, listed options. In a less liquid market for Flex Options, terminating the Flex Options may require the payment of a larger premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for Flex Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the Flex Options held by the Fund and the value of your investment.
Non-Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns that correspond to the returns of the Underlying Index in all cases. The operation of the Cap and the Buffer are designed to provide holders of shares of the Fund over an Outcome Period with an investment return that differs from the return of the Underlying Index if the performance of the Underlying Index exceeds the Cap or is negative. Additionally, a shareholder who redeems shares before
8        Invesco® V.I. S&P 500 Buffer Fund - September

the conclusion of an Outcome Period is unlikely to realize returns that correspond to the performance of the Underlying Index since the start of the Outcome Period. If you desire to achieve an investment return that equals the return on the Underlying Index in all cases, you should not buy shares of the Fund.
Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or group of industries. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. Such industry-based risks, any of which may adversely affect the companies in the Underlying Index, may include, but are not limited to legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or group of industries. In addition, at times, such industry or group of industries may be out of favor and underperform other industries, groups of industries or the market as a whole.
Technology Sector Risk. Technology companies are subject to intense competition and their products are at risk of rapid obsolescence, which make the prices of securities issued by these companies particularly volatile. Product obsolescence can result from rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Factors that may also significantly affect the market value of securities of issuers in the technology sector include the failure to obtain, or delays in obtaining, financing or regulatory approvals, product incompatibility, changing consumer preferences, increased government scrutiny, high required corporate capital expenditure for research and development or infrastructure and development of new products. Technology companies are also heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect the company's profitability.
Non-Diversification Risk. Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, in seeking to track its Underlying Index, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest such that a greater portion of its assets are tied to the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.
Non-Correlation Risk. The Fund’s returns may not match the returns of the Underlying Index (that is, it may experience tracking error) for a number of reasons. In addition to the impact of the Cap and the Buffer on the Fund’s returns as compared to the returns of the Underlying Index, the Fund incurs operating expenses not applicable to the Underlying Index. To the extent that the Fund has recently commenced operations and/or otherwise has a relatively small amount of assets, such operating expenses could have a proportionally greater impact on the Fund. Additionally, subscription and redemption activity in the Fund may cause the Fund to experience tracking error. Investors purchasing or redeeming shares of the Fund will transact at the net asset value per share of the relevant Series of shares next computed after the Fund receives that investor’s order. However, the Fund generally will not purchase or sell the relevant options contracts referencing the Underlying Index in response to investor subscriptions and redemptions on a particular business day until after the investor orders are received, and the price of those options contracts may have changed (potentially substantially) in the intervening period since the net asset value of the Fund’s shares was last determined. The potential for such tracking error is greater when subscription and redemption activity in the Fund is relatively higher and/or during periods that the value of the Underlying Index or options contracts thereon are experiencing relatively higher volatility. The Fund’s net asset value will be principally composed of options contracts on the Underlying Index, the value of which is derived not only from the performance of the Underlying Index but also from the time remaining until expiration, the price volatility of the Underlying Index and general interest rate conditions. Consequently, the Fund’s net asset value will not directly correlate on a day-to-day basis with the returns experienced by the Underlying Index.
The performance of the Fund and the Underlying Index also may vary due to asset valuation differences and because the Fund may fair value certain of the investments it holds. To the extent the Fund calculates its NAV based on fair value prices, the Fund’s ability to track the Underlying Index may be adversely affected.
The Adviser may not fully invest the Fund’s assets at times, either as a result of cash flows into the Fund, to retain a reserve of cash to meet redemptions and expenses, or because of low assets.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Redemption Risk. In some instances, an insurance company through which the Fund is available may restrict its contract owners from purchasing the Fund’s shares after an Outcome Period has already commenced. Nevertheless, existing Fund shareholders are legally permitted to redeem shares they already hold throughout the Outcome Period on any trading day, as described in the applicable variable insurance contract prospectus. Such redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity and its ability to achieve the Defined Outcome strategy.
Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations, the ability of the Fund to value the Flex Options it holds becomes more difficult and the judgment of the Fund’s Adviser (employing the valuation policy adopted by the Board of Trustees of the Trust and related procedures) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable, objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite
9        Invesco® V.I. S&P 500 Buffer Fund - September

2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco Asset Management Limited (Invesco Asset Management) serves as the Fund’s investment sub-adviser. Invesco Asset Management, an affiliate of the Adviser, is located at Perpetual Park, Perpetual Park Drive, Henley-on-Thames, Oxfordshire, RG9 1HH, United Kingdom. Invesco Asset Management has been managing assets on behalf of consumers, institutional clients and institutional professionals through a broad product range, including investment companies with variable capital, investment trusts, individual savings accounts, pension funds, offshore funds and other specialist mandates since 1969, the year Invesco Asset Management was incorporated. Invesco Asset Management provides portfolio management services to the Fund.
In addition, Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser did not receive any compensation from the Fund, after fee waiver and/or expense reimbursement, if any.
Invesco, not the Fund, pays sub-advisory fees, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
Investment management decisions for the Fund are made by the investment management teams at Invesco and Invesco Asset Management.
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
◾
John Burrello, CFA, Portfolio Manager, who has been responsible for the Fund since 2023 and has been associated with Invesco and/or its affiliates since 2012.
◾
Ali Zouiten, Portfolio Manager, who has been responsible for the Fund since 2021 and has been associated with Invesco Asset Management and/or its affiliates since 2019. From 2017 to 2019, he was associated with HSBC Asset Management where he served as Head of Investments for Product Development. From 2011 to 2019, he was associated with Baloise Group in Switzerland, where he served as Specialist for Hedging and Financial Structures.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or
10        Invesco® V.I. S&P 500 Buffer Fund - September

vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved
11        Invesco® V.I. S&P 500 Buffer Fund - September

policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
12        Invesco® V.I. S&P 500 Buffer Fund - September

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Disclaimers
The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by Invesco. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). These trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Invesco. It is not possible to invest directly in an index. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500® Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Invesco with respect to the S&P 500® Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Invesco or the Fund. S&P Dow Jones Indices has no obligation to take the needs of Invesco or the owners of the Fund into consideration in determining, composing or calculating the S&P 500® Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the S&P 500® Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences
13        Invesco® V.I. S&P 500 Buffer Fund - September

of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY INVESCO, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND INVESCO, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
The Adviser, Sub-Adviser and their affiliates (collectively, the Adviser Parties) do not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser Parties shall have no liability for any errors, omissions, restatements, re-calculations or interruptions therein. The Adviser Parties make no warranty, express or implied, as to results to be obtained by the Fund, owners of shares of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser Parties make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser Parties have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.
14        Invesco® V.I. S&P 500 Buffer Fund - September

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/22	$10.29	$(0.06)	$(0.92)	$(0.98)	$(0.04)	$9.27	(9.53)%	$1,311	0.70%	1.60%	(0.63)%	0%
Period ended 12/31/21(d)	10.00	(0.02)	0.60	0.58	(0.29)	10.29	5.84	1,048	0.70(e)	7.68(e)	(0.70)(e)	0

Series II
Year ended 12/31/22	10.29	(0.08)	(0.93)	(1.01)	(0.04)	9.24	(9.82)	13,418	0.95	1.85	(0.88)	0
Period ended 12/31/21(d)	10.00	(0.02)	0.60	0.58	(0.29)	10.29	5.84	5,332	0.95(e)	7.93(e)	(0.95)(e)	0

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of September 30, 2021.
(e)	Annualized.
15        Invesco® V.I. S&P 500 Buffer Fund - September

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco® V.I. S&P 500 Buffer Fund - September SEC 1940 Act file number: 811-07452

invesco.com/us	VISP500S-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco® V.I. S&P 500 Buffer Fund - December
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
◾
is not FDIC insured;
◾
may lose value; and
◾
is not guaranteed by a bank.

The Fund has characteristics unlike traditional investment products and is not suitable for all investors. Carefully read this prospectus before determining whether the Fund may be a suitable investment.
◾
The Fund seeks, over a specified annual outcome period (an “Outcome Period”), to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. There is no guarantee that the Fund will successfully achieve its investment objective.
◾
As of the date of this prospectus, the Defined Outcomes sought by the Fund are based upon the performance of the Underlying Index over the Outcome Period of January 1, 2023 through December 31, 2023. Following this Outcome Period, each subsequent Outcome Period will be a one-year period from January 1 to December 31. The Fund is not intended to terminate after the end of any Outcome Period. After the end of each Outcome Period, another will begin.
◾
Buffer: For each Outcome Period, the Fund seeks to provide a buffer against the first 10% of Underlying Index losses over that Outcome Period (expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period), prior to taking account any fees and expenses of the Fund (the “Buffer”), which before Fund fees and expenses is 10% for Series I shares and 10% for Series II shares and after fees and expenses is 9.3% for Series I shares and 9.05% for Series II shares. The Fund, and therefore investors, will bear all Underlying Index losses over an Outcome Period exceeding 10%. There is no guarantee the Fund will successfully buffer against Underlying Index losses. The Buffer is designed to have its full effect only for investors who hold Fund shares for an entire Outcome Period.
◾
Cap: For each Outcome Period, Fund performance is subject to an upside return cap that represents the maximum percentage return (expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period), prior to taking into account any fees and expenses of the Fund (the “Cap”). The Fund's current Cap is set at 20%, which before Fund fees and expenses is 20% for Series I shares and 20% for Series II shares and after fees and expenses is 19.16% for Series I shares and 18.86% for Series II shares. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period, based on market conditions and other factors. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration. If the Underlying Index experiences returns over an Outcome Period in excess of the Cap, the Fund, and therefore investors, will not experience those excess gains.
◾
There is no guarantee that the Defined Outcomes for any Outcome Period will be realized. A shareholder may lose their entire investment.
◾
The Fund's Defined Outcomes may only be realized by holding shares on the first day of the Outcome Period and continuing to hold shares through to the last day of the Outcome Period. Accordingly, purchasing shares after the beginning of the Outcome Period may provide little or no ability to realize investment returns if the Fund's net asset value has increased in value to a level near or above the Cap. In addition, if shares are purchased after the beginning of or redeemed before the end of the Outcome Period, there may be no effect of the Buffer and the result may be a loss of investment. If shares are purchased after the commencement of the Outcome Period or redeemed before the end of the Outcome Period, investment returns may vary significantly.
◾
Even if shares are held for the entire Outcome Period, the Fund may not successfully achieve the Defined Outcomes, and there is no guarantee that the Buffer will limit Fund losses as intended or that participation up to the Cap will be achieved. The Buffer is not guaranteed and may not be achieved.
◾
Outcomes are Before Fees and Expenses: The Buffer and the Cap are calculated and expressed before giving effect to Fund fees and expenses. Thus, the maximum Fund performance over an Outcome Period is expected to be lower than the Cap by the amount of such fees and expenses, and Fund performance over an Outcome Period will be exposed to losses beyond the Buffer in the amount of such fees and expenses. The Fund's prospectus includes further detail on Fund fees and expenses.
◾
A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. Each Outcome Period will have a new Cap which may be higher or lower than the current Cap. The Buffer for each Outcome Period will be 10%.
◾
The Fund's website, invesco.com/00901C855, provides important Fund information on a daily basis, including information about the Cap and Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco® V.I. S&P 500 Buffer Fund - December

Fund Summary
Investment Objective(s)
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.42%	0.42%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	1.48	1.48

Acquired Fund Fees and Expenses	0.01	0.01

Total Annual Fund Operating Expenses	1.91	2.16

Fee Waiver and/or Expense Reimbursement[1]	1.20	1.20

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.71	0.96

1
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed below) of Series I shares and Series II shares to 0.70% and 0.95%, respectively, of the Fund's average daily net assets (the “expense limits”). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$73	$483	$920	$2,135

Series II shares	$98	$560	$1,049	$2,398

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the S&P 500 Index (the “Underlying Fund”). References throughout this Prospectus to options that reference the “Underlying Index” mean either the Underlying Index or the Underlying Fund unless otherwise indicated. The Underlying Index is a well-known stock market index that measures the performance of equity securities of larger U.S. companies. The options used by the Fund will include conventional, exchange-traded (listed) put and call options on the Underlying Index and Flexible Exchange Options (“Flex Options”), which are customizable options contracts. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Both the conventional, listed put and call options and the Flex Options on the Underlying Index purchased and sold by the Fund are cleared by the Options Clearing Corporation (“OCC”), a market clearinghouse, through a clearing member selected by the Fund. Flex Options allow the Fund to specify key contract terms, including exercise prices and expiration dates, that are not available for contracts traded in the conventional, listed options market. Flex Options purchased and sold by the Fund are set to expire on the last day of the Outcome Period, at which time the Fund will invest in a new set of Flex Options for the next Outcome Period.
The Underlying Index is a price return index, which captures only the capital appreciation or depreciation component of the issuers included in the Underlying Index and not any associated dividend payments paid by those issuers. The Fund, and therefore investors in the Fund, will not receive the benefit of such dividends.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of one year (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. A new Cap level will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant
1        Invesco® V.I. S&P 500 Buffer Fund - December

Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders. As a result, you should expect that, if the S&P 500 Index experiences losses of more than 10% over the relevant Outcome Period, you will bear all such losses on a one-to-one basis.
The Fund has characteristics unlike many other traditional investment products and is not appropriate for all investors. In particular, investment in the Fund may not be appropriate for investors who do not intend to maintain their investment through the entire Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Defined Outcomes.
As of the date of this prospectus, the Defined Outcomes sought by the Fund are based upon the performance of the Underlying Index over the Outcome Period of January 1, 2023 through December 31, 2023. The Fund’s current Cap is set at 20%. Following this Outcome Period, each subsequent Outcome Period will be a twelve-month period from January 1 to December 31. The Fund is not intended to terminate after the end of any Outcome Period. After the end of each Outcome Period, another will begin. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. Although the Buffer for each Outcome Period will be 10% (prior to taking into account any Fund fees and expenses), the Cap level may rise or fall from one Outcome Period to the next. The Outcome Period start date and end date, the Underlying Index Start Value and the Cap for subsequent Outcome Periods will be disclosed in a supplement to the Fund’s summary prospectus and prospectus on the Fund’s website.
◾
Buffer: For each Outcome Period, the Fund seeks to provide a buffer against the first 10% of Underlying Index losses over that Outcome Period (expressed as a percentage of the relevant Underlying Index Start Value), prior to taking into account any fees and expenses of the Fund, which after Fund fees and expenses is 9.3% for Series I shares and 9.05% for Series II shares. The Fund, and therefore investors, will bear all Underlying Index losses over an Outcome Period exceeding 10%. There is no guarantee the Fund will successfully buffer against Underlying Index losses. The Buffer is designed to have its full effect only for investors who hold Fund shares for an entire Outcome Period.
◾
Cap: For each Outcome Period, Fund performance is subject to an upside return cap that represents the maximum percentage return (expressed as a percentage of the relevant Underlying Index Start Value), prior to taking into account any fees and expenses of the Fund. The Fund's current Cap is set at 20%, which after Fund expenses is 19.16% for Series I shares and 18.86% for Series II shares. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period, based on market conditions and other factors. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration. If the Underlying Index experiences returns over an Outcome Period in excess of the Cap, the Fund, and therefore investors, will not experience those excess gains.
The Fund’s Defined Outcomes may only be realized by holding shares on the first day of the Outcome Period and continuing to hold shares through the last day of the Outcome Period. The Fund’s Defined Outcomes in respect of each Outcome Period are measured from the Fund’s net asset value calculated at the end of the trading day immediately preceding the first day of that Outcome Period. Investors who purchase shares after the
Outcome Period has begun or sell shares prior to the Outcome Period’s conclusion may experience investment returns very different from those that the Fund seeks to provide. Investment returns may vary (in some cases substantially) from the returns sought by the Fund’s Defined Outcome strategy if shares are purchased after the beginning of the Outcome Period or redeemed before the conclusion of the Outcome Period. Purchasing shares after the beginning of the Outcome Period may provide little or no ability to realize investment returns if the Fund’s net asset value has increased in value to a level near or above the Cap. In this circumstance, a purchaser of shares of the Fund at that price would still be vulnerable to risk of loss but will have little or no opportunity for gain. Purchasing shares after the beginning of the Outcome Period may also provide no benefit from the Buffer. Even if shares are held for the entire Outcome Period, the Fund may not successfully achieve the Defined Outcomes, and there is no guarantee that the Buffer will limit Fund losses as intended or that participation up to the Cap will be achieved. The Buffer is not guaranteed and may not be achieved. You therefore should not purchase shares after the first day of the Outcome Period, or redeem shares prior to the last day of the Outcome Period, without understanding fully the consequences of doing so. Please consult with your financial advisor. The Fund's website, invesco.com/00901C855, provides important Fund information on a daily basis, including information about the Cap and Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.
The Fund may be “non-diversified,” as defined in the Investment Company Act of 1940 (1940 Act), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. As a “non-diversified” fund, the Fund can invest such that a greater percentage of its assets are tied to a small group of issuers or any one issuer than a diversified fund can. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. As of April 1, 2023, the Underlying Index is diversified, and therefore as of that same date, the Fund is managed as diversified in accordance with the Underlying Index.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. The value of the Underlying Index may be volatile, may go up or down due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates or expectations about inflation, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. Such circumstances may impact the ability of the Adviser to effectively implement the Fund’s investment strategy. The value of options contracts on the Underlying Index, which will constitute the substantial portion of the Fund’s portfolio, may at times be more volatile than the Underlying Index itself. Consequently, the value of the Fund’s shares will be impacted by the price volatility of both the Underlying Index and options contracts on the Underlying Index.
Buffered Loss Risk. The term “buffer” is a generic term that is widely used in the investment management and financial services industries to
2        Invesco® V.I. S&P 500 Buffer Fund - December

describe an investment product or strategy that mitigates or alleviates downside risk and, typically, caps returns on the upside. The Buffer here is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). In addition, if shares are purchased after the beginning of or redeemed before the end of the Outcome Period, there may be no effect of the Buffer and the result may be a loss of investment. If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment. The Fund’s Buffer as part of its Defined Outcome strategy may not be successful in limiting losses.
Capped Return Risk. If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. In this circumstance, you should not buy shares of the Fund. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
Cap Level Change Risk. At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
Outcome Period Risk. The Fund’s Defined Outcome strategy seeks to replicate the performance of the Underlying Index (prior to taking into account fees and expenses of the Fund) over the Outcome Period, subject to the Cap and Buffer, solely if shares are purchased on the first day of the Outcome Period and held until the last day of the Outcome Period. This means investors should hold or purchase shares prior to the beginning of the Outcome Period to achieve the intended results. If shares are purchased after the commencement of the Outcome Period or redeemed before the end of the Outcome Period, investment returns may vary significantly.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
OCC/Clearing Member Default Risk. The Fund's options contracts will cause it to incur counterparty risk to the OCC and its clearing member. The OCC acts as guarantor and central counterparty with respect to the Fund’s option contracts. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC or the Fund’s clearing member becomes bankrupt, insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses and/or be unable to achieve its Defined Outcome strategy.
Options Risk. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Options transactions represent the possibility of large amounts of exposure (or leverage), which may result in the Fund’s net asset value being more sensitive to changes in the value of the option. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market value of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.
Flex Options Risk. Flex Options are cleared and guaranteed for settlement by the OCC, but are not listed like other exchange-traded options. Therefore, Flex Options may be less liquid than certain other securities, such as conventional, listed options, and the Fund may not be able to close out certain Flex Options positions at desirable times and prices, which could prevent the Fund from achieving its Defined Outcome strategy.
In the event that trading in Flex Options is limited or absent, the value of the Fund’s Flex Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the Flex Options.
Non-Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns that correspond to the returns of the Underlying Index in all cases. The operation of the Cap and the Buffer are designed to provide holders of shares of the Fund over an Outcome Period with an investment return that differs from the return of the Underlying Index if the performance of the Underlying Index exceeds the Cap or is negative. Additionally, a shareholder who redeems shares before the conclusion of an Outcome Period is unlikely to realize returns that correspond to the performance of the Underlying Index since the start of the Outcome Period. If you desire to achieve an investment return that equals the return on the Underlying Index in all cases, you should not buy shares of the Fund.
Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries
3        Invesco® V.I. S&P 500 Buffer Fund - December

or industry groups. Such industry-based risks, any of which may adversely affect the companies in the Underlying Index, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Technology Sector Risk. Technology companies are subject to intense competition, rapid obsolescence of their products, issues with obtaining financing or regulatory approvals, product incompatibility, changing consumer preferences, increased government scrutiny, high required corporate capital expenditure for research and development or infrastructure and development of new products, each of which make the prices of securities issued by these companies more volatile. Technology companies are also heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect the company's profitability.
Non-Diversification Risk. Under the Investment Company Act of 1940 (1940 Act), a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest such that a greater portion of its assets are tied to the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
Non-Correlation Risk. The Fund’s returns may not match the returns of the Underlying Index (that is, it may experience tracking error) for a number of reasons. In addition to the impact of the Cap and the Buffer on the Fund’s returns as compared to the returns of the Underlying Index, the Fund incurs operating expenses not applicable to the Underlying Index. To the extent that the Fund has recently commenced operations and/or otherwise has a relatively small amount of assets, such operating expenses could have a proportionally greater impact on the Fund. Additionally, subscription and redemption activity in the Fund may cause the Fund to experience tracking error. Investors purchasing or redeeming shares of the Fund will transact at the net asset value per share of the relevant Series of shares next computed after the Fund receives that investor’s order. However, the Fund generally will not purchase or sell the relevant options contracts referencing the Underlying Index in response to investor subscriptions and redemptions on a particular business day until after the investor orders are received, and the price of those options contracts may have changed (potentially substantially) in the intervening period since the net asset value of the Fund’s shares was last determined. The potential for such tracking error is greater when subscription and redemption activity in the Fund is relatively higher and/or during periods that the value of the Underlying Index or options contracts thereon are experiencing relatively higher volatility. The Fund’s net asset value will be principally composed of options contracts on the Underlying Index, the value of which is derived not only from the performance of the Underlying Index but also from the time remaining until expiration, the price volatility of the Underlying Index and general interest rate conditions. Consequently, the Fund’s net asset value will not directly correlate on a day-to-day basis with the returns experienced by the Underlying Index.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Redemption Risk. In some instances, an insurance company through which the Fund is available may restrict its contract owners from purchasing the Fund’s shares after an Outcome Period has already commenced. Nevertheless, existing Fund shareholders are legally permitted to redeem shares they already hold throughout the Outcome Period on any trading day, as described in the applicable variable insurance contract prospectus. Such redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity and its ability to achieve the Defined Outcome strategy.
Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations, the ability of the Fund to value the Flex Options it holds becomes more difficult and the judgment of the Fund’s Adviser (employing the valuation policy adopted by the Board of Trustees of the Trust and related procedures) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable, objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

4        Invesco® V.I. S&P 500 Buffer Fund - December

Series I	Period Ended	Returns
Best Quarter	December 31, 2022	6.69%
Worst Quarter	June 30, 2022	-10.91%

Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	Since Inception
Series I	12/31/2021	-10.70%	-10.70%

Series II	12/31/2021	-10.90	-10.90

S&P 500 Index (Price Only)[1]		-19.44	-19.44

1
The S&P 500 Index (Price Only) is a price return index, which tracks the price of its component securities and excludes dividends.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Investment Sub-Adviser: Invesco Asset Management Limited

Portfolio Managers	Title	Length of Service on the Fund
John Burrello, CFA	Portfolio Manager	2023

Ali Zouiten	Portfolio Manager	2021

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in this prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. Although the Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the S&P 500 Index (the “Underlying Fund”). References throughout this Prospectus to options that reference the “Underlying Index” mean either the Underlying Index or the Underlying Fund unless otherwise indicated. The Underlying Index is a well-known stock market index that measures the performance of equity securities of larger U.S. companies. The options used by the Fund will include conventional, exchange-traded (listed) put and call options on the Underlying Index and Flexible Exchange Options (“Flex Options”), which are customizable options contracts. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Both the conventional, listed put and call options and the Flex Options on the Underlying Index purchased and sold by the Fund are cleared by the Options Clearing Corporation (“OCC”), a market clearinghouse, through a clearing member selected by the Fund. Flex Options allow the Fund to specify key contract terms, including exercise prices and expiration dates, that are not available for contracts traded in the conventional, listed options market. Flex Options purchased and sold by the Fund are set to expire on the last day of the Outcome Period, at which time the Fund will invest in a new set of Flex Options for the next Outcome Period.
The Underlying Index is a price return index, which captures only the capital appreciation or depreciation component of the issuers included in the Underlying Index and not any associated dividend payments paid by those issuers. The Fund, and therefore investors in the Fund, will not receive the benefit of such dividends
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of one year (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. A new Cap level will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders. As a result, you should expect that, if the S&P 500 Index experiences losses of more than 10% over the relevant Outcome Period, you will bear all such losses on a one-to-one basis.
The Fund has characteristics unlike many other traditional investment products and is not appropriate for all investors. In particular, investment in the Fund may not be appropriate for investors who do not intend to maintain their investment through the entire Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Defined Outcomes.
As of the date of this prospectus, the Defined Outcomes sought by the Fund are based upon the performance of the Underlying Index over the Outcome Period of January 1, 2023 through December 31, 2023. The Fund’s current Cap is set at 20%. Following this Outcome Period, each subsequent Outcome Period will be a twelve-month period from January 1 to December 31. The Fund is not intended to terminate after the end of any
5        Invesco® V.I. S&P 500 Buffer Fund - December

Outcome Period. After the end of each Outcome Period, another will begin. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. Although the Buffer for each Outcome Period will be 10% (prior to taking into account any Fund fees and expenses), the Cap level may rise or fall from one Outcome Period to the next. The Outcome Period start date and end date, the Underlying Index Start Value and the Cap for subsequent Outcome Periods will be disclosed in a supplement to the Fund’s summary prospectus and prospectus on the Fund’s website. There is no guarantee that the Defined Outcome strategy for an Outcome Period will be realized.
The Cap for each Outcome Period is set at the end of the trading day immediately preceding the first day of that Outcome Period, is expressed as a percentage of the Underlying Index Start Value, and represents the maximum return that can be achieved by investing in the Fund over the Outcome Period (prior to taking into account any fees and expenses of the Fund). The Cap level is based on market conditions and other factors. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration. If the performance of the Underlying Index over the Outcome Period equals or exceeds the Cap, the Fund seeks to provide an investment return equal to the Cap (less Fund fees and expenses). If the Underlying Index performance is positive but less than the Cap, the Fund seeks to provide an investment return equal to the Underlying Index performance (less Fund fees and expenses).
The Buffer for each Outcome Period will be 10% and represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund seeks to protect investors from if the Underlying Index experiences losses over the Outcome Period (prior to taking into account any fees and expenses of the Fund). If the Underlying Index performance over an Outcome Period is negative and such losses over the Outcome Period are at or less than the Buffer, the Fund seeks to provide a return of 0%, less Fund fees and expenses. If the Underlying Index performance over an Outcome Period is negative and such losses exceed the Buffer, the Fund seeks to provide a loss that is less than the loss on the Underlying Index by the amount of the Buffer (less Fund fees and expenses). Stated differently, in this circumstance the Fund seeks to provide a return equal to the negative performance of the Underlying Index (less Fund fees and expenses) plus the Buffer. The Fund’s Cap and Buffer amounts will, in effect, be reduced by the fees and expenses of the Fund.
The Fund’s Defined Outcomes may only be realized by holding shares on the first day of the Outcome Period and continuing to hold shares through the last day of the Outcome Period. This means investors should hold or purchase shares prior to the beginning of the Outcome Period to achieve the intended results. The Fund’s Defined Outcomes in respect of each Outcome Period are measured from the Fund’s net asset value calculated at the end of the trading day immediately preceding the first day of that Outcome Period. Investors who purchase shares after the Outcome Period has begun or sell shares prior to the Outcome Period’s conclusion may experience investment returns very different from those that the Fund seeks to provide. Investment returns may vary (in some cases substantially) from the returns sought by the Fund’s Defined Outcome strategy if shares are purchased after the beginning of the Outcome Period or redeemed before the conclusion of the Outcome Period. Even if shares are held for the entire Outcome Period, the Fund may not successfully achieve the Defined Outcomes, and there is no guarantee that the Buffer will limit Fund losses as intended or that participation up to the Cap will be achieved. The Buffer is not guaranteed and may not be achieved. Purchasing shares after the beginning of the Outcome Period may provide little or no ability to realize investment returns if the Fund’s net asset value has increased in value to a level near or above the
Cap. In this circumstance, a purchaser of shares of the Fund at that price would still be vulnerable to risk of loss but will have little or no opportunity for gain.
Purchasing shares after the beginning of the Outcome Period may also provide no benefit from the Buffer. If the Outcome Period has begun and the Fund’s net asset value has increased since the start of the Outcome Period, a purchaser of shares of the Fund at that price will not benefit from the Buffer unless the Fund’s net asset value decreases to its value at the start of the Outcome Period. On the other hand, if the Outcome Period has begun and the Fund’s net asset value has decreased such that its performance since the start of the Outcome Period is below the Buffer, a purchaser of shares of the Fund at that price will not benefit from the Buffer unless the Fund’s net asset value increases. Therefore, purchasing shares after the Outcome Period has begun may result in the potential for full loss of the investment amount notwithstanding the Buffer or may result in the Buffer providing less protection against loss than if the shares were purchased on the first day of the Outcome Period.
Additionally, if the Outcome Period has begun and the Fund’s net asset value has decreased since the start of the Outcome Period, a purchaser of shares of the Fund at that price may realize an investment return that is less than any subsequent positive return of the Underlying Index. You therefore should not purchase shares after the first day of the Outcome Period, or redeem shares prior to the last day of the Outcome Period, without understanding fully the consequences of doing so. Please consult with your financial advisor. The Fund's website, invesco.com/00901C855, provides important Fund information on a daily basis, including information about the Cap and Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.
The Fund’s net asset value will be principally composed of options contracts on the Underlying Index, the value of which is derived from the performance of the Underlying Index. However, because the time remaining until expiration, the price volatility of the Underlying Index and general interest rate conditions are also components of the options’ values, the Fund’s net asset value will not directly correlate on a day-to-day basis with the returns experienced by the Underlying Index. Consequently, the Fund’s net asset value is not expected to increase or decrease at the same rate or magnitude as the Underlying Index. Only upon expiration of the options contracts at the end of the Outcome Period, when the value of the Underlying Index will be the only component of the options’ values, can the Defined Outcome be expected to be achieved. Consequently, you should be aware that, if you redeem your shares in the Fund before the end of the Outcome Period, you should not expect the return on your investment to equal the Defined Outcome or to correspond to the performance of the Underlying Index. This will be the case even if you purchased shares of the Fund at the beginning of the Outcome Period.
The Fund may be “non-diversified,” as defined in the Investment Company Act of 1940 (1940 Act), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. As a “non-diversified” fund, the Fund can invest such that a greater percentage of its assets are tied to a small group of issuers or any one issuer than a diversified fund can. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. As of April 1, 2023, the Underlying Index is diversified, and therefore as of that same date, the Fund is managed as diversified in accordance with the Underlying Index.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
6        Invesco® V.I. S&P 500 Buffer Fund - December

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. The value of the Underlying Index may be volatile, may go up or down due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates or expectations about inflation, regional or global instability, or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. The value of the Underlying Index may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Underlying Index, as well as the financial markets and global economy generally. Such circumstances may impact the ability of the Adviser to effectively implement the Fund’s investment strategy. The value of options contracts on the Underlying Index, which will constitute the substantial portion of the Fund’s portfolio, may at times be more volatile than the Underlying Index itself. Consequently, the value of the Fund’s shares will be impacted by the price volatility of both the Underlying Index and options contracts on the Underlying Index.
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Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Buffered Loss Risk. The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that mitigates or alleviates downside risk and, typically, caps returns on the upside. The Buffer here is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). In addition, if shares are purchased after the beginning of or redeemed before the end of the Outcome Period, there may be no effect of the Buffer and the result may be a loss of investment. If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment. The Fund’s Buffer as part of its Defined Outcome strategy may not be successful in limiting losses.
Capped Return Risk. If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. In this circumstance, you should not buy shares of the Fund. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
Cap Level Change Risk. At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
Outcome Period Risk. The Fund’s Defined Outcome strategy seeks to replicate the performance of the Underlying Index (prior to taking into account fees and expenses of the Fund) over the Outcome Period, subject to the Cap and Buffer, solely if shares are purchased on the first day of the Outcome Period and held until the last day of the Outcome Period. This means investors should hold or purchase shares prior to the beginning of the Outcome Period to achieve the intended results. If shares are purchased after the commencement of the Outcome Period or redeemed before the end of the Outcome Period, investment returns may vary significantly. Shares purchased after the Outcome Period begins may provide little or no ability to realize investment returns if the Fund’s net asset value has increased in value to a level near or above the Cap but will still be subject to the risk of loss. If shares are purchased after the Outcome Period begins and the Fund’s net asset value has decreased to the Buffer level, there is no effective Buffer against further losses when purchasing at that time. If shares are purchased after the Outcome Period begins and the Fund’s net asset value has increased, the Buffer will not protect against subsequent losses unless the Fund’s net asset value decreases to its value at the start of the Outcome Period. Additionally, if the Outcome Period has begun and the Fund’s net asset value has decreased since the start of the Outcome Period, a purchaser of shares of the Fund at that price may realize an investment return that is less than any subsequent positive return of the Underlying Index.
7        Invesco® V.I. S&P 500 Buffer Fund - December

Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise avoid.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Derivatives strategies may not always be successful. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
OCC/Clearing Member Default Risk. The Fund's options contracts will cause it to incur counterparty risk to the OCC and its clearing member. The OCC acts as guarantor and central counterparty with respect to the Fund’s option contracts. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC or the Fund’s clearing member becomes bankrupt, insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses and/or be unable to achieve its Defined Outcome strategy.
Since the Fund is not a member of the OCC and only members of the OCC (“clearing members”) can participate directly in the clearing house, the Fund will hold its options contracts through accounts at its clearing members. The Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at its clearing members. Assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy or insolvency, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.
Options Risk. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Options transactions represent the possibility of large amounts of exposure (or leverage), which may result in the Fund’s net asset value being more sensitive to changes in the value of the option. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market value of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.
Flex Options Risk. Flex Options are cleared and guaranteed for settlement by the OCC, but are not listed like other exchange-traded options. Therefore, Flex Options may be less liquid than certain other securities, such as conventional, listed options, and the Fund may not be able to close out certain Flex Options positions at desirable times and prices, which could prevent the Fund from achieving its Defined Outcome strategy. Flex Options typically can be exercised only on the expiration date, and until that date the value of a Flex Option will be affected by, among other factors, changes in the value of the Underlying Index, changes in interest rates, the price volatility of the Underlying Index and the remaining time until the expiration date. The value of a Flex Option does not increase or decrease at the same rate as the Underlying Index, but typically moves in line with value of the Underlying Index as it approaches its expiration date. Certain Flex Options could expire without value.
In the event that trading in Flex Options is limited or absent, the value of the Fund’s Flex Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the Flex Options. The trading in Flex Options may be less deep and liquid than the market for certain other securities. Flex Options may be less liquid than conventional, listed options. In a less liquid market for Flex Options, terminating the Flex Options may require the payment of a larger premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for Flex Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the Flex Options held by the Fund and the value of your investment.
Non-Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns that correspond to the returns of the Underlying Index in all cases. The operation of the Cap and the Buffer are designed to provide holders of shares of the Fund over an Outcome Period with an investment return that differs from the return of the Underlying Index if the performance of the Underlying Index exceeds the Cap or is negative. Additionally, a shareholder who redeems shares before
8        Invesco® V.I. S&P 500 Buffer Fund - December

the conclusion of an Outcome Period is unlikely to realize returns that correspond to the performance of the Underlying Index since the start of the Outcome Period. If you desire to achieve an investment return that equals the return on the Underlying Index in all cases, you should not buy shares of the Fund.
Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or group of industries. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. Such industry-based risks, any of which may adversely affect the companies in the Underlying Index, may include, but are not limited to legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or group of industries. In addition, at times, such industry or group of industries may be out of favor and underperform other industries, groups of industries or the market as a whole.
Technology Sector Risk. Technology companies are subject to intense competition and their products are at risk of rapid obsolescence, which make the prices of securities issued by these companies particularly volatile. Product obsolescence can result from rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Factors that may also significantly affect the market value of securities of issuers in the technology sector include the failure to obtain, or delays in obtaining, financing or regulatory approvals, product incompatibility, changing consumer preferences, increased government scrutiny, high required corporate capital expenditure for research and development or infrastructure and development of new products. Technology companies are also heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect the company's profitability.
Non-Diversification Risk. Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, in seeking to track its Underlying Index, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest such that a greater portion of its assets are tied to the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.
Non-Correlation Risk. The Fund’s returns may not match the returns of the Underlying Index (that is, it may experience tracking error) for a number of reasons. In addition to the impact of the Cap and the Buffer on the Fund’s returns as compared to the returns of the Underlying Index, the Fund incurs operating expenses not applicable to the Underlying Index. To the extent that the Fund has recently commenced operations and/or otherwise has a relatively small amount of assets, such operating expenses could have a proportionally greater impact on the Fund. Additionally, subscription and redemption activity in the Fund may cause the Fund to experience tracking error. Investors purchasing or redeeming shares of the Fund will transact at the net asset value per share of the relevant Series of shares next computed after the Fund receives that investor’s order. However, the Fund generally will not purchase or sell the relevant options contracts referencing the Underlying Index in response to investor subscriptions and redemptions on a particular business day until after the investor orders are received, and the price of those options contracts may have changed (potentially substantially) in the intervening period since the net asset value of the Fund’s shares was last determined. The potential for such tracking error is greater when subscription and redemption activity in the Fund is relatively higher and/or during periods that the value of the Underlying Index or options contracts thereon are experiencing relatively higher volatility. The Fund’s net asset value will be principally composed of options contracts on the Underlying Index, the value of which is derived not only from the performance of the Underlying Index but also from the time remaining until expiration, the price volatility of the Underlying Index and general interest rate conditions. Consequently, the Fund’s net asset value will not directly correlate on a day-to-day basis with the returns experienced by the Underlying Index.
The performance of the Fund and the Underlying Index also may vary due to asset valuation differences and because the Fund may fair value certain of the investments it holds. To the extent the Fund calculates its NAV based on fair value prices, the Fund’s ability to track the Underlying Index may be adversely affected.
The Adviser may not fully invest the Fund’s assets at times, either as a result of cash flows into the Fund, to retain a reserve of cash to meet redemptions and expenses, or because of low assets.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Redemption Risk. In some instances, an insurance company through which the Fund is available may restrict its contract owners from purchasing the Fund’s shares after an Outcome Period has already commenced. Nevertheless, existing Fund shareholders are legally permitted to redeem shares they already hold throughout the Outcome Period on any trading day, as described in the applicable variable insurance contract prospectus. Such redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity and its ability to achieve the Defined Outcome strategy.
Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations, the ability of the Fund to value the Flex Options it holds becomes more difficult and the judgment of the Fund’s Adviser (employing the valuation policy adopted by the Board of Trustees of the Trust and related procedures) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable, objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite
9        Invesco® V.I. S&P 500 Buffer Fund - December

2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco Asset Management Limited (Invesco Asset Management) serves as the Fund’s investment sub-adviser. Invesco Asset Management, an affiliate of the Adviser, is located at Perpetual Park, Perpetual Park Drive, Henley-on-Thames, Oxfordshire, RG9 1HH, United Kingdom. Invesco Asset Management has been managing assets on behalf of consumers, institutional clients and institutional professionals through a broad product range, including investment companies with variable capital, investment trusts, individual savings accounts, pension funds, offshore funds and other specialist mandates since 1969, the year Invesco Asset Management was incorporated. Invesco Asset Management provides portfolio management services to the Fund.
In addition, Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser did not receive any compensation from the Fund, after fee waiver and/or expense reimbursement, if any.
Invesco, not the Fund, pays sub-advisory fees, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
Investment management decisions for the Fund are made by the investment management teams at Invesco and Invesco Asset Management.
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
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John Burrello, CFA, Portfolio Manager, who has been responsible for the Fund since 2023 and has been associated with Invesco and/or its affiliates since 2012.
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Ali Zouiten, Portfolio Manager, who has been responsible for the Fund since 2021 and has been associated with Invesco Asset Management and/or its affiliates since 2019. From 2017 to 2019, he was associated with HSBC Asset Management where he served as Head of Investments for Product Development. From 2011 to 2019, he was associated with Baloise Group in Switzerland, where he served as Specialist for Hedging and Financial Structures.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or
10        Invesco® V.I. S&P 500 Buffer Fund - December

vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved
11        Invesco® V.I. S&P 500 Buffer Fund - December

policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
12        Invesco® V.I. S&P 500 Buffer Fund - December

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Disclaimers
The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by Invesco. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). These trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Invesco. It is not possible to invest directly in an index. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500® Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Invesco with respect to the S&P 500® Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Invesco or the Fund. S&P Dow Jones Indices has no obligation to take the needs of Invesco or the owners of the Fund into consideration in determining, composing or calculating the S&P 500® Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the S&P 500® Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences
13        Invesco® V.I. S&P 500 Buffer Fund - December

of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY INVESCO, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND INVESCO, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
The Adviser, Sub-Adviser and their affiliates (collectively, the Adviser Parties) do not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser Parties shall have no liability for any errors, omissions, restatements, re-calculations or interruptions therein. The Adviser Parties make no warranty, express or implied, as to results to be obtained by the Fund, owners of shares of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser Parties make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser Parties have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.
14        Invesco® V.I. S&P 500 Buffer Fund - December

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/22	$10.00	$(0.06)	$(0.98)	$(1.04)	$8.96	(10.40)%	$477	0.70%	1.90%	(0.64)%	0%
Period ended 12/31/21(d)	10.00	(0.00)	—	(0.00)	10.00	-	1,000	0.70(e)	643.01(e)	(0.70)(e)	0

Series II
Year ended 12/31/22	10.00	(0.08)	(0.99)	(1.07)	8.93	(10.70)	8,748	0.95	2.15	(0.89)	0
Period ended 12/31/21(d)	10.00	(0.00)	—	(0.00)	10.00	-	1,000	0.95(e)	643.26(e)	(0.95)(e)	0

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of December 31, 2021.
(e)	Annualized.
15        Invesco® V.I. S&P 500 Buffer Fund - December

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco® V.I. S&P 500 Buffer Fund - December SEC 1940 Act file number: 811-07452

invesco.com/us	VISP500D-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco® V.I. S&P 500 Buffer Fund - March
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
◾
is not FDIC insured;
◾
may lose value; and
◾
is not guaranteed by a bank.

The Fund has characteristics unlike traditional investment products and is not suitable for all investors. Carefully read this prospectus before determining whether the Fund may be a suitable investment.
◾
The Fund seeks, over a specified annual outcome period (an “Outcome Period”), to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. There is no guarantee that the Fund will successfully achieve its investment objective.
◾
As of the date of this prospectus, the Defined Outcomes sought by the Fund are based upon the performance of the Underlying Index over the Outcome Period of April 1, 2023 through March 31, 2024. Following this Outcome Period, each subsequent Outcome Period will be a one-year period from April 1 to March 31. The Fund is not intended to terminate after the end of any Outcome Period. After the end of each Outcome Period, another will begin.
◾
Buffer: For each Outcome Period, the Fund seeks to provide a buffer against the first 10% of Underlying Index losses over that Outcome Period (expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period), prior to taking account any fees and expenses of the Fund (the “Buffer”), which before Fund fees and expenses is 10% for Series I shares and 10% for Series II shares and after fees and expenses is 9.3% for Series I shares and 9.05% for Series II shares. The Fund, and therefore investors, will bear all Underlying Index losses over an Outcome Period exceeding 10%. There is no guarantee the Fund will successfully buffer against Underlying Index losses. The Buffer is designed to have its full effect only for investors who hold Fund shares for an entire Outcome Period.
◾
Cap: For each Outcome Period, Fund performance is subject to an upside return cap that represents the maximum percentage return (expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period), prior to taking into account any fees and expenses of the Fund (the “Cap”). The Fund's current Cap is set at 15.80%, which before Fund fees and expenses is 15.80% for Series I shares and 15.80% for Series II shares and after fees and expenses is 14.99% for Series I shares and 14.70% for Series II shares. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period, based on market conditions and other factors. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration. If the Underlying Index experiences returns over an Outcome Period in excess of the Cap, the Fund, and therefore investors, will not experience those excess gains.
◾
There is no guarantee that the Defined Outcomes for any Outcome Period will be realized. A shareholder may lose their entire investment.
◾
The Fund's Defined Outcomes may only be realized by holding shares on the first day of the Outcome Period and continuing to hold shares through to the last day of the Outcome Period. Accordingly, purchasing shares after the beginning of the Outcome Period may provide little or no ability to realize investment returns if the Fund's net asset value has increased in value to a level near or above the Cap. In addition, if shares are purchased after the beginning of or redeemed before the end of the Outcome Period, there may be no effect of the Buffer and the result may be a loss of investment. If shares are purchased after the commencement of the Outcome Period or redeemed before the end of the Outcome Period, investment returns may vary significantly.
◾
Even if shares are held for the entire Outcome Period, the Fund may not successfully achieve the Defined Outcomes, and there is no guarantee that the Buffer will limit Fund losses as intended or that participation up to the Cap will be achieved. The Buffer is not guaranteed and may not be achieved.
◾
Outcomes are Before Fees and Expenses: The Buffer and the Cap are calculated and expressed before giving effect to Fund fees and expenses. Thus, the maximum Fund performance over an Outcome Period is expected to be lower than the Cap by the amount of such fees and expenses, and Fund performance over an Outcome Period will be exposed to losses beyond the Buffer in the amount of such fees and expenses. The Fund's prospectus includes further detail on Fund fees and expenses.
◾
A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. Each Outcome Period will have a new Cap which may be higher or lower than the current Cap. The Buffer for each Outcome Period will be 10%.
◾
The Fund's website, invesco.com/00901C830, provides important Fund information on a daily basis, including information about the Cap and Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco® V.I. S&P 500 Buffer Fund - March

Fund Summary
Investment Objective(s)
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.42%	0.42%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	1.54	1.54

Total Annual Fund Operating Expenses	1.96	2.21

Fee Waiver and/or Expense Reimbursement[1]	1.26	1.26

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.70	0.95

1
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I shares and Series II shares to 0.70% and 0.95%, respectively, of the Fund's average daily net assets (the “expense limits”). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$72	$493	$940	$2,183

Series II shares	$97	$570	$1,069	$2,445

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period April 1, 2022 (commencement of operations) to December 31, 2022, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the S&P 500 Index (the “Underlying Fund”). References throughout this Prospectus to options that reference the “Underlying Index” mean either the Underlying Index or the Underlying Fund unless otherwise indicated. The Underlying Index is a well-known stock market index that measures the performance of equity securities of larger U.S. companies. The options used by the Fund will include conventional, exchange-traded (listed) put and call options on the Underlying Index and Flexible Exchange Options (“Flex Options”), which are customizable options contracts. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Both the conventional, listed put and call options and the Flex Options on the Underlying Index purchased and sold by the Fund are cleared by the Options Clearing Corporation (“OCC”), a market clearinghouse, through a clearing member selected by the Fund. Flex Options allow the Fund to specify key contract terms, including exercise prices and expiration dates, that are not available for contracts traded in the conventional, listed options market. Flex Options purchased and sold by the Fund are set to expire on the last day of the Outcome Period, at which time the Fund will invest in a new set of Flex Options for the next Outcome Period.
The Underlying Index is a price return index, which captures only the capital appreciation or depreciation component of the issuers included in the Underlying Index and not any associated dividend payments paid by those issuers. The Fund, and therefore investors in the Fund, will not receive the benefit of such dividends.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of one year (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. A new Cap level will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant
1        Invesco® V.I. S&P 500 Buffer Fund - March

Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders. As a result, you should expect that, if the S&P 500 Index experiences losses of more than 10% over the relevant Outcome Period, you will bear all such losses on a one-to-one basis.
The Fund has characteristics unlike many other traditional investment products and is not appropriate for all investors. In particular, investment in the Fund may not be appropriate for investors who do not intend to maintain their investment through the entire Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Defined Outcomes.
As of the date of this prospectus, the Defined Outcomes sought by the Fund are based upon the performance of the Underlying Index over the Outcome Period of April 1, 2023 through March 31, 2024. The Fund’s current Cap is set at 15.80%. Following this Outcome Period, each subsequent Outcome Period will be a twelve-month period from April 1 to March 31. The Fund is not intended to terminate after the end of any Outcome Period. After the end of each Outcome Period, another will begin. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. Although the Buffer for each Outcome Period will be 10% (prior to taking into account any Fund fees and expenses), the Cap level may rise or fall from one Outcome Period to the next. The Outcome Period start date and end date, the Underlying Index Start Value and the Cap for subsequent Outcome Periods will be disclosed in a supplement to the Fund’s summary prospectus and prospectus on the Fund’s website.
◾
Buffer: For each Outcome Period, the Fund seeks to provide a buffer against the first 10% of Underlying Index losses over that Outcome Period (expressed as a percentage of the relevant Underlying Index Start Value), prior to taking into account any fees and expenses of the Fund, which after Fund fees and expenses is 9.3% for Series I shares and 9.05% for Series II shares. The Fund, and therefore investors, will bear all Underlying Index losses over an Outcome Period exceeding 10%. There is no guarantee the Fund will successfully buffer against Underlying Index losses. The Buffer is designed to have its full effect only for investors who hold Fund shares for an entire Outcome Period.
◾
Cap: For each Outcome Period, Fund performance is subject to an upside return cap that represents the maximum percentage return (expressed as a percentage of the relevant Underlying Index Start Value), prior to taking into account any fees and expenses of the Fund. The Fund's current Cap is set at 15.80%, which after Fund expenses is 14.99% for Series I shares and 14.70% for Series II shares. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period, based on market conditions and other factors. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration. If the Underlying Index experiences returns over an Outcome Period in excess of the Cap, the Fund, and therefore investors, will not experience those excess gains.
The Fund’s Defined Outcomes may only be realized by holding shares on the first day of the Outcome Period and continuing to hold shares through the last day of the Outcome Period. The Fund’s Defined Outcomes in respect of each Outcome Period are measured from the Fund’s net asset value calculated at the end of the trading day immediately preceding the first day of that Outcome Period. Investors who purchase shares after the
Outcome Period has begun or sell shares prior to the Outcome Period’s conclusion may experience investment returns very different from those that the Fund seeks to provide. Investment returns may vary (in some cases substantially) from the returns sought by the Fund’s Defined Outcome strategy if shares are purchased after the beginning of the Outcome Period or redeemed before the conclusion of the Outcome Period. Purchasing shares after the beginning of the Outcome Period may provide little or no ability to realize investment returns if the Fund’s net asset value has increased in value to a level near or above the Cap. In this circumstance, a purchaser of shares of the Fund at that price would still be vulnerable to risk of loss but will have little or no opportunity for gain. Purchasing shares after the beginning of the Outcome Period may also provide no benefit from the Buffer. Even if shares are held for the entire Outcome Period, the Fund may not successfully achieve the Defined Outcomes, and there is no guarantee that the Buffer will limit Fund losses as intended or that participation up to the Cap will be achieved. The Buffer is not guaranteed and may not be achieved. You therefore should not purchase shares after the first day of the Outcome Period, or redeem shares prior to the last day of the Outcome Period, without understanding fully the consequences of doing so. Please consult with your financial advisor. The Fund's website, invesco.com/00901C830, provides important Fund information on a daily basis, including information about the Cap and Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.
The Fund may be “non-diversified,” as defined in the Investment Company Act of 1940 (1940 Act), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. As a “non-diversified” fund, the Fund can invest such that a greater percentage of its assets are tied to a small group of issuers or any one issuer than a diversified fund can. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. As of April 1, 2023, the Underlying Index is diversified, and therefore as of that same date, the Fund is managed as diversified in accordance with the Underlying Index.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. The value of the Underlying Index may be volatile, may go up or down due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates or expectations about inflation, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. Such circumstances may impact the ability of the Adviser to effectively implement the Fund’s investment strategy. The value of options contracts on the Underlying Index, which will constitute the substantial portion of the Fund’s portfolio, may at times be more volatile than the Underlying Index itself. Consequently, the value of the Fund’s shares will be impacted by the price volatility of both the Underlying Index and options contracts on the Underlying Index.
Buffered Loss Risk. The term “buffer” is a generic term that is widely used in the investment management and financial services industries to
2        Invesco® V.I. S&P 500 Buffer Fund - March

describe an investment product or strategy that mitigates or alleviates downside risk and, typically, caps returns on the upside. The Buffer here is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). In addition, if shares are purchased after the beginning of or redeemed before the end of the Outcome Period, there may be no effect of the Buffer and the result may be a loss of investment. If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment. The Fund’s Buffer as part of its Defined Outcome strategy may not be successful in limiting losses.
Capped Return Risk. If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. In this circumstance, you should not buy shares of the Fund. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
Cap Level Change Risk. At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
Outcome Period Risk. The Fund’s Defined Outcome strategy seeks to replicate the performance of the Underlying Index (prior to taking into account fees and expenses of the Fund) over the Outcome Period, subject to the Cap and Buffer, solely if shares are purchased on the first day of the Outcome Period and held until the last day of the Outcome Period. This means investors should hold or purchase shares prior to the beginning of the Outcome Period to achieve the intended results. If shares are purchased after the commencement of the Outcome Period or redeemed before the end of the Outcome Period, investment returns may vary significantly.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
OCC/Clearing Member Default Risk. The Fund's options contracts will cause it to incur counterparty risk to the OCC and its clearing member. The OCC acts as guarantor and central counterparty with respect to the Fund’s option contracts. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC or the Fund’s clearing member becomes bankrupt, insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses and/or be unable to achieve its Defined Outcome strategy.
Options Risk. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Options transactions represent the possibility of large amounts of exposure (or leverage), which may result in the Fund’s net asset value being more sensitive to changes in the value of the option. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market value of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.
Flex Options Risk. Flex Options are cleared and guaranteed for settlement by the OCC, but are not listed like other exchange-traded options. Therefore, Flex Options may be less liquid than certain other securities, such as conventional, listed options, and the Fund may not be able to close out certain Flex Options positions at desirable times and prices, which could prevent the Fund from achieving its Defined Outcome strategy.
In the event that trading in Flex Options is limited or absent, the value of the Fund’s Flex Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the Flex Options.
Non-Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns that correspond to the returns of the Underlying Index in all cases. The operation of the Cap and the Buffer are designed to provide holders of shares of the Fund over an Outcome Period with an investment return that differs from the return of the Underlying Index if the performance of the Underlying Index exceeds the Cap or is negative. Additionally, a shareholder who redeems shares before the conclusion of an Outcome Period is unlikely to realize returns that correspond to the performance of the Underlying Index since the start of the Outcome Period. If you desire to achieve an investment return that equals the return on the Underlying Index in all cases, you should not buy shares of the Fund.
Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries
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or industry groups. Such industry-based risks, any of which may adversely affect the companies in the Underlying Index, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Technology Sector Risk. Technology companies are subject to intense competition, rapid obsolescence of their products, issues with obtaining financing or regulatory approvals, product incompatibility, changing consumer preferences, increased government scrutiny, high required corporate capital expenditure for research and development or infrastructure and development of new products, each of which make the prices of securities issued by these companies more volatile. Technology companies are also heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect the company's profitability.
Non-Diversification Risk. Under the Investment Company Act of 1940 (1940 Act), a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest such that a greater portion of its assets are tied to the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
Non-Correlation Risk. The Fund’s returns may not match the returns of the Underlying Index (that is, it may experience tracking error) for a number of reasons. In addition to the impact of the Cap and the Buffer on the Fund’s returns as compared to the returns of the Underlying Index, the Fund incurs operating expenses not applicable to the Underlying Index. To the extent that the Fund has recently commenced operations and/or otherwise has a relatively small amount of assets, such operating expenses could have a proportionally greater impact on the Fund. Additionally, subscription and redemption activity in the Fund may cause the Fund to experience tracking error. Investors purchasing or redeeming shares of the Fund will transact at the net asset value per share of the relevant Series of shares next computed after the Fund receives that investor’s order. However, the Fund generally will not purchase or sell the relevant options contracts referencing the Underlying Index in response to investor subscriptions and redemptions on a particular business day until after the investor orders are received, and the price of those options contracts may have changed (potentially substantially) in the intervening period since the net asset value of the Fund’s shares was last determined. The potential for such tracking error is greater when subscription and redemption activity in the Fund is relatively higher and/or during periods that the value of the Underlying Index or options contracts thereon are experiencing relatively higher volatility. The Fund’s net asset value will be principally composed of options contracts on the Underlying Index, the value of which is derived not only from the performance of the Underlying Index but also from the time remaining until expiration, the price volatility of the Underlying Index and general interest rate conditions. Consequently, the Fund’s net asset value will not directly correlate on a day-to-day basis with the returns experienced by the Underlying Index.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Redemption Risk. In some instances, an insurance company through which the Fund is available may restrict its contract owners from purchasing the Fund’s shares after an Outcome Period has already commenced. Nevertheless, existing Fund shareholders are legally permitted to redeem shares they already hold throughout the Outcome Period on any trading day, as described in the applicable variable insurance contract prospectus. Such redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity and its ability to achieve the Defined Outcome strategy.
Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations, the ability of the Fund to value the Flex Options it holds becomes more difficult and the judgment of the Fund’s Adviser (employing the valuation policy adopted by the Board of Trustees of the Trust and related procedures) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable, objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance and by showing changes in the Fund's performance from year to year. Past performance (before and after taxes) is not necessarily an indication of its future performance.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Investment Sub-Adviser: Invesco Asset Management Limited

Portfolio Managers	Title	Length of Service on the Fund
John Burrello, CFA	Portfolio Manager	2023

Ali Zouiten	Portfolio Manager	2021

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in this prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
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Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. Although the Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the S&P 500 Index (the “Underlying Fund”). References throughout this Prospectus to options that reference the “Underlying Index” mean either the Underlying Index or the Underlying Fund unless otherwise indicated. The Underlying Index is a well-known stock market index that measures the performance of equity securities of larger U.S. companies. The options used by the Fund will include conventional, exchange-traded (listed) put and call options on the Underlying Index and Flexible Exchange Options (“Flex Options”), which are customizable options contracts. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Both the conventional, listed put and call options and the Flex Options on the Underlying Index purchased and sold by the Fund are cleared by the Options Clearing Corporation (“OCC”), a market clearinghouse, through a clearing member selected by the Fund. Flex Options allow the Fund to specify key contract terms, including exercise prices and expiration dates, that are not available for contracts traded in the conventional, listed options market. Flex Options purchased and sold by the Fund are set to expire on the last day of the Outcome Period, at which time the Fund will invest in a new set of Flex Options for the next Outcome Period.
The Underlying Index is a price return index, which captures only the capital appreciation or depreciation component of the issuers included in the Underlying Index and not any associated dividend payments paid by those issuers. The Fund, and therefore investors in the Fund, will not receive the benefit of such dividends
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of one year (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. A new Cap level will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders. As a result, you should expect that, if the S&P 500 Index experiences losses of more than 10% over the relevant Outcome Period, you will bear all such losses on a one-to-one basis.
The Fund has characteristics unlike many other traditional investment products and is not appropriate for all investors. In particular, investment in the Fund may not be appropriate for investors who do not intend to maintain their investment through the entire Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Defined Outcomes.
As of the date of this prospectus, the Defined Outcomes sought by the Fund are based upon the performance of the Underlying Index over the Outcome Period of April 1, 2023 through March 31, 2024. The Fund’s current Cap is set at 15.80%. Following this Outcome Period, each subsequent Outcome Period will be a twelve-month period from April 1 to March 31. The Fund is not intended to terminate after the end of any Outcome Period. After the end of each Outcome Period, another will begin. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. Although the Buffer for each Outcome Period will be 10% (prior to taking into account any Fund fees and expenses), the Cap level may rise or fall from one Outcome Period to the next. The Outcome Period start date and end date, the Underlying Index Start Value and the Cap for subsequent Outcome Periods will be disclosed in a supplement to the Fund’s summary prospectus and prospectus on the Fund’s website. There is no guarantee that the Defined Outcome strategy for an Outcome Period will be realized.
The Cap for each Outcome Period is set at the end of the trading day immediately preceding the first day of that Outcome Period, is expressed as a percentage of the Underlying Index Start Value, and represents the maximum return that can be achieved by investing in the Fund over the Outcome Period (prior to taking into account any fees and expenses of the Fund). The Cap level is based on market conditions and other factors. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration. If the performance of the Underlying Index over the Outcome Period equals or exceeds the Cap, the Fund seeks to provide an investment return equal to the Cap (less Fund fees and expenses). If the Underlying Index performance is positive but less than the Cap, the Fund seeks to provide an investment return equal to the Underlying Index performance (less Fund fees and expenses).
The Buffer for each Outcome Period will be 10% and represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund seeks to protect investors from if the Underlying Index experiences losses over the Outcome Period (prior to taking into account any fees and expenses of the Fund). If the Underlying Index performance over an Outcome Period is negative and such losses over the Outcome Period are at or less than the Buffer, the Fund seeks to provide a return of 0%, less Fund fees and expenses. If the Underlying Index performance over an Outcome Period is negative and such losses exceed the Buffer, the Fund seeks to provide a loss that is less than the loss on the Underlying Index by the amount of the Buffer (less Fund fees and expenses). Stated differently, in
5        Invesco® V.I. S&P 500 Buffer Fund - March

this circumstance the Fund seeks to provide a return equal to the negative performance of the Underlying Index (less Fund fees and expenses) plus the Buffer. The Fund’s Cap and Buffer amounts will, in effect, be reduced by the fees and expenses of the Fund.
The Fund’s Defined Outcomes may only be realized by holding shares on the first day of the Outcome Period and continuing to hold shares through the last day of the Outcome Period. This means investors should hold or purchase shares prior to the beginning of the Outcome Period to achieve the intended results. The Fund’s Defined Outcomes in respect of each Outcome Period are measured from the Fund’s net asset value calculated at the end of the trading day immediately preceding the first day of that Outcome Period. Investors who purchase shares after the Outcome Period has begun or sell shares prior to the Outcome Period’s conclusion may experience investment returns very different from those that the Fund seeks to provide. Investment returns may vary (in some cases substantially) from the returns sought by the Fund’s Defined Outcome strategy if shares are purchased after the beginning of the Outcome Period or redeemed before the conclusion of the Outcome Period. Even if shares are held for the entire Outcome Period, the Fund may not successfully achieve the Defined Outcomes, and there is no guarantee that the Buffer will limit Fund losses as intended or that participation up to the Cap will be achieved. The Buffer is not guaranteed and may not be achieved. Purchasing shares after the beginning of the Outcome Period may provide little or no ability to realize investment returns if the Fund’s net asset value has increased in value to a level near or above the Cap. In this circumstance, a purchaser of shares of the Fund at that price would still be vulnerable to risk of loss but will have little or no opportunity for gain.
Purchasing shares after the beginning of the Outcome Period may also provide no benefit from the Buffer. If the Outcome Period has begun and the Fund’s net asset value has increased since the start of the Outcome Period, a purchaser of shares of the Fund at that price will not benefit from the Buffer unless the Fund’s net asset value decreases to its value at the start of the Outcome Period. On the other hand, if the Outcome Period has begun and the Fund’s net asset value has decreased such that its performance since the start of the Outcome Period is below the Buffer, a purchaser of shares of the Fund at that price will not benefit from the Buffer unless the Fund’s net asset value increases. Therefore, purchasing shares after the Outcome Period has begun may result in the potential for full loss of the investment amount notwithstanding the Buffer or may result in the Buffer providing less protection against loss than if the shares were purchased on the first day of the Outcome Period.
Additionally, if the Outcome Period has begun and the Fund’s net asset value has decreased since the start of the Outcome Period, a purchaser of shares of the Fund at that price may realize an investment return that is less than any subsequent positive return of the Underlying Index. You therefore should not purchase shares after the first day of the Outcome Period, or redeem shares prior to the last day of the Outcome Period, without understanding fully the consequences of doing so. Please consult with your financial advisor. The Fund's website, invesco.com/00901C830, provides important Fund information on a daily basis, including information about the Cap and Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.
The Fund’s net asset value will be principally composed of options contracts on the Underlying Index, the value of which is derived from the performance of the Underlying Index. However, because the time remaining until expiration, the price volatility of the Underlying Index and general interest rate conditions are also components of the options’ values, the Fund’s net asset value will not directly correlate on a day-to-day basis with the returns experienced by the Underlying Index. Consequently, the Fund’s
net asset value is not expected to increase or decrease at the same rate or magnitude as the Underlying Index. Only upon expiration of the options contracts at the end of the Outcome Period, when the value of the Underlying Index will be the only component of the options’ values, can the Defined Outcome be expected to be achieved. Consequently, you should be aware that, if you redeem your shares in the Fund before the end of the Outcome Period, you should not expect the return on your investment to equal the Defined Outcome or to correspond to the performance of the Underlying Index. This will be the case even if you purchased shares of the Fund at the beginning of the Outcome Period.
The Fund may be “non-diversified,” as defined in the Investment Company Act of 1940 (1940 Act), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. As a “non-diversified” fund, the Fund can invest such that a greater percentage of its assets are tied to a small group of issuers or any one issuer than a diversified fund can. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. As of April 1, 2023, the Underlying Index is diversified, and therefore as of that same date, the Fund is managed as diversified in accordance with the Underlying Index.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. The value of the Underlying Index may be volatile, may go up or down due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates or expectations about inflation, regional or global instability, or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. The value of the Underlying Index may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Underlying Index, as well as the financial markets and global economy generally. Such circumstances may impact the ability of the Adviser to effectively implement the Fund’s investment strategy. The value of options contracts on the Underlying Index, which will constitute the substantial portion of the Fund’s portfolio, may at times be more volatile than the Underlying Index itself. Consequently, the value of the Fund’s shares will be impacted by the price volatility of both the Underlying Index and options contracts on the Underlying Index.
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Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial
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markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Buffered Loss Risk. The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that mitigates or alleviates downside risk and, typically, caps returns on the upside. The Buffer here is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). In addition, if shares are purchased after the beginning of or redeemed before the end of the Outcome Period, there may be no effect of the Buffer and the result may be a loss of investment. If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment. The Fund’s Buffer as part of its Defined Outcome strategy may not be successful in limiting losses.
Capped Return Risk. If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. In this circumstance, you should not buy shares of the Fund. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
Cap Level Change Risk. At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
Outcome Period Risk. The Fund’s Defined Outcome strategy seeks to replicate the performance of the Underlying Index (prior to taking into account fees and expenses of the Fund) over the Outcome Period, subject to the Cap and Buffer, solely if shares are purchased on the first day of the Outcome Period and held until the last day of the Outcome Period. This means investors should hold or purchase shares prior to the beginning of the Outcome Period to achieve the intended results. If shares are purchased after the commencement of the Outcome Period or redeemed before the end of the Outcome Period, investment returns may vary significantly. Shares purchased after the Outcome Period begins may provide little or no ability to realize investment returns if the Fund’s net asset value has increased in value to a level near or above the Cap but will still be subject to the risk of loss. If shares are purchased after the Outcome Period begins and the Fund’s net asset value has decreased to the Buffer level, there is no effective Buffer against further losses when purchasing at that time. If shares are purchased after the Outcome Period begins and the Fund’s net asset value has increased, the Buffer will not protect against subsequent losses unless the Fund’s net asset value decreases to its value at the start of the Outcome Period. Additionally, if the Outcome Period has begun and the Fund’s net asset value has decreased since the start of the Outcome Period, a purchaser of shares of the Fund at that price may realize an investment return that is less than any subsequent positive return of the Underlying Index.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk
7        Invesco® V.I. S&P 500 Buffer Fund - March

may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise avoid.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Derivatives strategies may not always be successful. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
OCC/Clearing Member Default Risk. The Fund's options contracts will cause it to incur counterparty risk to the OCC and its clearing member. The OCC acts as guarantor and central counterparty with respect to the Fund’s option contracts. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC or the Fund’s clearing member becomes bankrupt, insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses and/or be unable to achieve its Defined Outcome strategy.
Since the Fund is not a member of the OCC and only members of the OCC (“clearing members”) can participate directly in the clearing house, the Fund will hold its options contracts through accounts at its clearing members. The Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at its clearing members. Assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy or insolvency, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.
Options Risk. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Options transactions represent the possibility of large amounts of exposure (or leverage), which may result in the Fund’s net asset value being more sensitive to changes in the value of the option. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market value of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.
Flex Options Risk. Flex Options are cleared and guaranteed for settlement by the OCC, but are not listed like other exchange-traded options. Therefore, Flex Options may be less liquid than certain other securities, such as conventional, listed options, and the Fund may not be able to close out certain Flex Options positions at desirable times and prices, which could prevent the Fund from achieving its Defined Outcome strategy. Flex Options typically can be exercised only on the expiration date, and until that date the value of a Flex Option will be affected by, among other factors, changes in the value of the Underlying Index, changes in interest rates, the price volatility of the Underlying Index and the remaining time until the expiration date. The value of a Flex Option does not increase or decrease at the same rate as the Underlying Index, but typically moves in line with value of the Underlying Index as it approaches its expiration date. Certain Flex Options could expire without value.
In the event that trading in Flex Options is limited or absent, the value of the Fund’s Flex Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the Flex Options. The trading in Flex Options may be less deep and liquid than the market for certain other securities. Flex Options may be less liquid than conventional, listed options. In a less liquid market for Flex Options, terminating the Flex Options may require the payment of a larger premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for Flex Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the Flex Options held by the Fund and the value of your investment.
Non-Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns that correspond to the returns of the Underlying Index in all cases. The operation of the Cap and the Buffer are designed to provide holders of shares of the Fund over an Outcome Period with an investment return that differs from the return of the Underlying Index if the performance of the Underlying Index exceeds the Cap or is negative. Additionally, a shareholder who redeems shares before the conclusion of an Outcome Period is unlikely to realize returns that correspond to the performance of the Underlying Index since the start of the Outcome Period. If you desire to achieve an investment return that equals the return on the Underlying Index in all cases, you should not buy shares of the Fund.
Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or group of industries. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. Such industry-based risks, any of which may adversely affect the companies in the Underlying Index, may include, but are not limited to legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or group of industries. In addition, at times, such industry or group of industries may be out of favor and underperform other industries, groups of industries or the market as a whole.
Technology Sector Risk. Technology companies are subject to intense competition and their products are at risk of rapid obsolescence, which make the prices of securities issued by these companies particularly volatile. Product obsolescence can result from rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Factors that may also significantly affect the market value of securities of issuers in the technology sector include the failure to obtain, or delays in obtaining, financing or regulatory approvals, product incompatibility, changing consumer preferences, increased government scrutiny, high required corporate capital expenditure for research and development or infrastructure and development of new products. Technology companies are also heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect the company's profitability.
Non-Diversification Risk. Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as
8        Invesco® V.I. S&P 500 Buffer Fund - March

“diversified” for purposes of the 1940 Act. However, in seeking to track its Underlying Index, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest such that a greater portion of its assets are tied to the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.
Non-Correlation Risk. The Fund’s returns may not match the returns of the Underlying Index (that is, it may experience tracking error) for a number of reasons. In addition to the impact of the Cap and the Buffer on the Fund’s returns as compared to the returns of the Underlying Index, the Fund incurs operating expenses not applicable to the Underlying Index. To the extent that the Fund has recently commenced operations and/or otherwise has a relatively small amount of assets, such operating expenses could have a proportionally greater impact on the Fund. Additionally, subscription and redemption activity in the Fund may cause the Fund to experience tracking error. Investors purchasing or redeeming shares of the Fund will transact at the net asset value per share of the relevant Series of shares next computed after the Fund receives that investor’s order. However, the Fund generally will not purchase or sell the relevant options contracts referencing the Underlying Index in response to investor subscriptions and redemptions on a particular business day until after the investor orders are received, and the price of those options contracts may have changed (potentially substantially) in the intervening period since the net asset value of the Fund’s shares was last determined. The potential for such tracking error is greater when subscription and redemption activity in the Fund is relatively higher and/or during periods that the value of the Underlying Index or options contracts thereon are experiencing relatively higher volatility. The Fund’s net asset value will be principally composed of options contracts on the Underlying Index, the value of which is derived not only from the performance of the Underlying Index but also from the time remaining until expiration, the price volatility of the Underlying Index and general interest rate conditions. Consequently, the Fund’s net asset value will not directly correlate on a day-to-day basis with the returns experienced by the Underlying Index.
The performance of the Fund and the Underlying Index also may vary due to asset valuation differences and because the Fund may fair value certain of the investments it holds. To the extent the Fund calculates its NAV based on fair value prices, the Fund’s ability to track the Underlying Index may be adversely affected.
The Adviser may not fully invest the Fund’s assets at times, either as a result of cash flows into the Fund, to retain a reserve of cash to meet redemptions and expenses, or because of low assets.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Redemption Risk. In some instances, an insurance company through which the Fund is available may restrict its contract owners from purchasing the Fund’s shares after an Outcome Period has already commenced. Nevertheless, existing Fund shareholders are legally permitted to redeem shares they already hold throughout the Outcome Period on any trading day, as described in the applicable variable insurance contract prospectus. Such redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity and its ability to achieve the Defined Outcome strategy.
Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations, the ability of the Fund to value the Flex Options it holds becomes more difficult and the judgment of the Fund’s Adviser (employing the valuation policy adopted by the Board of Trustees of the Trust and related procedures) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable, objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco Asset Management Limited (Invesco Asset Management) serves as the Fund’s investment sub-adviser. Invesco Asset Management, an affiliate of the Adviser, is located at Perpetual Park, Perpetual Park Drive, Henley-on-Thames, Oxfordshire, RG9 1HH, United Kingdom. Invesco Asset Management has been managing assets on behalf of consumers, institutional clients and institutional professionals through a broad product range, including investment companies with variable capital, investment trusts, individual savings accounts, pension funds, offshore funds and other specialist mandates since 1969, the year Invesco Asset Management was incorporated. Invesco Asset Management provides portfolio management services to the Fund.
In addition, Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
9        Invesco® V.I. S&P 500 Buffer Fund - March

Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser did not receive any compensation from the Fund, after fee waiver and/or expense reimbursement, if any.
Invesco, not the Fund, pays sub-advisory fees, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
Investment management decisions for the Fund are made by the investment management teams at Invesco and Invesco Asset Management.
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
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John Burrello, CFA, Portfolio Manager, who has been responsible for the Fund since 2023 and has been associated with Invesco and/or its affiliates since 2012.
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Ali Zouiten, Portfolio Manager, who has been responsible for the Fund since 2021 and has been associated with Invesco Asset Management and/or its affiliates since 2019. From 2017 to 2019, he was associated with HSBC Asset Management where he served as Head of Investments for Product Development. From 2011 to 2019, he was associated with Baloise Group in Switzerland, where he served as Specialist for Hedging and Financial Structures.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable
10        Invesco® V.I. S&P 500 Buffer Fund - March

product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing
11        Invesco® V.I. S&P 500 Buffer Fund - March

service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided
12        Invesco® V.I. S&P 500 Buffer Fund - March

by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Disclaimers
The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by Invesco. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). These trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Invesco. It is not possible to invest directly in an index. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones
Indices does not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500® Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Invesco with respect to the S&P 500® Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Invesco or the Fund. S&P Dow Jones Indices has no obligation to take the needs of Invesco or the owners of the Fund into consideration in determining, composing or calculating the S&P 500® Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the S&P 500® Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY INVESCO, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND INVESCO, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
The Adviser, Sub-Adviser and their affiliates (collectively, the Adviser Parties) do not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser Parties shall have no liability for any errors, omissions, restatements, re-calculations or interruptions therein. The Adviser Parties make no warranty, express or implied, as to results to be obtained by the Fund, owners of shares of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser Parties make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser Parties have any liability for any special, punitive, direct, indirect
13        Invesco® V.I. S&P 500 Buffer Fund - March

or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.
14        Invesco® V.I. S&P 500 Buffer Fund - March

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Period ended 12/31/22(d)	$10.00	$(0.04)	$(0.76)	$(0.80)	$9.20	(8.00)%	$920	0.70%(e)	1.96%(e)	(0.64)%(e)	0%

Series II
Period ended 12/31/22(d)	10.00	(0.06)	(0.76)	(0.82)	9.18	(8.20)	10,142	0.95(e)	2.21(e)	(0.89)(e)	0

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of March 31, 2022.
(e)	Annualized.
15        Invesco® V.I. S&P 500 Buffer Fund - March

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco® V.I. S&P 500 Buffer Fund - March SEC 1940 Act file number: 811-07452

invesco.com/us	VISP500M-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco® V.I. S&P 500 Buffer Fund - June
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
◾
is not FDIC insured;
◾
may lose value; and
◾
is not guaranteed by a bank.

The Fund has characteristics unlike traditional investment products and is not suitable for all investors. Carefully read this prospectus before determining whether the Fund may be a suitable investment.
◾
The Fund seeks, over a specified annual outcome period (an “Outcome Period”), to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. There is no guarantee that the Fund will successfully achieve its investment objective.
◾
As of the date of this prospectus, the Defined Outcomes sought by the Fund are based upon the performance of the Underlying Index over the Outcome Period of July 1, 2022 through June 30, 2023. Following this Outcome Period, each subsequent Outcome Period will be a one-year period from July 1 to June 30. The Fund is not intended to terminate after the end of any Outcome Period. After the end of each Outcome Period, another will begin.
◾
Buffer: For each Outcome Period, the Fund seeks to provide a buffer against the first 10% of Underlying Index losses over that Outcome Period (expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period), prior to taking account any fees and expenses of the Fund (the “Buffer”), which before Fund fees and expenses is 10% for Series I shares and 10% for Series II shares and after fees and expenses is 9.3% for Series I shares and 9.05% for Series II shares. The Fund, and therefore investors, will bear all Underlying Index losses over an Outcome Period exceeding 10%. There is no guarantee the Fund will successfully buffer against Underlying Index losses. The Buffer is designed to have its full effect only for investors who hold Fund shares for an entire Outcome Period.
◾
Cap: For each Outcome Period, Fund performance is subject to an upside return cap that represents the maximum percentage return (expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period), prior to taking into account any fees and expenses of the Fund (the “Cap”). The Fund's current Cap is set at 22.27%, which before Fund fees and expenses is 22.27% for Series I shares and 22.27% for Series II shares and after fees and expenses is 21.41% for Series I shares and 21.11% for Series II shares. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period, based on market conditions and other factors. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration. If the Underlying Index experiences returns over an Outcome Period in excess of the Cap, the Fund, and therefore investors, will not experience those excess gains.
◾
There is no guarantee that the Defined Outcomes for any Outcome Period will be realized. A shareholder may lose their entire investment.
◾
The Fund's Defined Outcomes may only be realized by holding shares on the first day of the Outcome Period and continuing to hold shares through to the last day of the Outcome Period. Accordingly, purchasing shares after the beginning of the Outcome Period may provide little or no ability to realize investment returns if the Fund's net asset value has increased in value to a level near or above the Cap. In addition, if shares are purchased after the beginning of or redeemed before the end of the Outcome Period, there may be no effect of the Buffer and the result may be a loss of investment. If shares are purchased after the commencement of the Outcome Period or redeemed before the end of the Outcome Period, investment returns may vary significantly.
◾
Even if shares are held for the entire Outcome Period, the Fund may not successfully achieve the Defined Outcomes, and there is no guarantee that the Buffer will limit Fund losses as intended or that participation up to the Cap will be achieved. The Buffer is not guaranteed and may not be achieved.
◾
Outcomes are Before Fees and Expenses: The Buffer and the Cap are calculated and expressed before giving effect to Fund fees and expenses. Thus, the maximum Fund performance over an Outcome Period is expected to be lower than the Cap by the amount of such fees and expenses, and Fund performance over an Outcome Period will be exposed to losses beyond the Buffer in the amount of such fees and expenses. The Fund's prospectus includes further detail on Fund fees and expenses.
◾
A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. Each Outcome Period will have a new Cap which may be higher or lower than the current Cap. The Buffer for each Outcome Period will be 10%.
◾
The Fund's website, invesco.com/00901C814, provides important Fund information on a daily basis, including information about the Cap and Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco® V.I. S&P 500 Buffer Fund - June

Fund Summary
Investment Objective(s)
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.42%	0.42%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	2.10	2.10

Total Annual Fund Operating Expenses	2.52	2.77

Fee Waiver and/or Expense Reimbursement[1]	1.82	1.82

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.70	0.95

1
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I shares and Series II shares to 0.70% and 0.95%, respectively, of the Fund's average daily net assets (the “expense limits”). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$72	$610	$1,176	$2,718

Series II shares	$97	$686	$1,302	$2,966

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period July 1, 2022 (commencement of operations) to December 31, 2022, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the S&P 500 Index (the “Underlying Fund”). References throughout this Prospectus to options that reference the “Underlying Index” mean either the Underlying Index or the Underlying Fund unless otherwise indicated. The Underlying Index is a well-known stock market index that measures the performance of equity securities of larger U.S. companies. The options used by the Fund will include conventional, exchange-traded (listed) put and call options on the Underlying Index and Flexible Exchange Options (“Flex Options”), which are customizable options contracts. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Both the conventional, listed put and call options and the Flex Options on the Underlying Index purchased and sold by the Fund are cleared by the Options Clearing Corporation (“OCC”), a market clearinghouse, through a clearing member selected by the Fund. Flex Options allow the Fund to specify key contract terms, including exercise prices and expiration dates, that are not available for contracts traded in the conventional, listed options market. Flex Options purchased and sold by the Fund are set to expire on the last day of the Outcome Period, at which time the Fund will invest in a new set of Flex Options for the next Outcome Period.
The Underlying Index is a price return index, which captures only the capital appreciation or depreciation component of the issuers included in the Underlying Index and not any associated dividend payments paid by those issuers. The Fund, and therefore investors in the Fund, will not receive the benefit of such dividends.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of one year (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. A new Cap level will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant
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Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders. As a result, you should expect that, if the S&P 500 Index experiences losses of more than 10% over the relevant Outcome Period, you will bear all such losses on a one-to-one basis.
The Fund has characteristics unlike many other traditional investment products and is not appropriate for all investors. In particular, investment in the Fund may not be appropriate for investors who do not intend to maintain their investment through the entire Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Defined Outcomes.
As of the date of this prospectus, the Defined Outcomes sought by the Fund are based upon the performance of the Underlying Index over the Outcome Period of July 1, 2022 through June 30, 2023. The Fund’s current Cap is set at 22.27%. Following this Outcome Period, each subsequent Outcome Period will be a twelve-month period from July 1 to June 30. The Fund is not intended to terminate after the end of any Outcome Period. After the end of each Outcome Period, another will begin. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. Although the Buffer for each Outcome Period will be 10% (prior to taking into account any Fund fees and expenses), the Cap level may rise or fall from one Outcome Period to the next. The Outcome Period start date and end date, the Underlying Index Start Value and the Cap for subsequent Outcome Periods will be disclosed in a supplement to the Fund’s summary prospectus and prospectus on the Fund’s website.
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Buffer: For each Outcome Period, the Fund seeks to provide a buffer against the first 10% of Underlying Index losses over that Outcome Period (expressed as a percentage of the relevant Underlying Index Start Value), prior to taking into account any fees and expenses of the Fund, which after Fund fees and expenses is 9.3% for Series I shares and 9.05% for Series II shares. The Fund, and therefore investors, will bear all Underlying Index losses over an Outcome Period exceeding 10%. There is no guarantee the Fund will successfully buffer against Underlying Index losses. The Buffer is designed to have its full effect only for investors who hold Fund shares for an entire Outcome Period.
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Cap: For each Outcome Period, Fund performance is subject to an upside return cap that represents the maximum percentage return (expressed as a percentage of the relevant Underlying Index Start Value), prior to taking into account any fees and expenses of the Fund. The Fund's current Cap is set at 22.27%, which after Fund expenses is 21.41% for Series I shares and 21.11% for Series II shares. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period, based on market conditions and other factors. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration. If the Underlying Index experiences returns over an Outcome Period in excess of the Cap, the Fund, and therefore investors, will not experience those excess gains.
The Fund’s Defined Outcomes may only be realized by holding shares on the first day of the Outcome Period and continuing to hold shares through the last day of the Outcome Period. The Fund’s Defined Outcomes in respect of each Outcome Period are measured from the Fund’s net asset value calculated at the end of the trading day immediately preceding the first day of that Outcome Period. Investors who purchase shares after the
Outcome Period has begun or sell shares prior to the Outcome Period’s conclusion may experience investment returns very different from those that the Fund seeks to provide. Investment returns may vary (in some cases substantially) from the returns sought by the Fund’s Defined Outcome strategy if shares are purchased after the beginning of the Outcome Period or redeemed before the conclusion of the Outcome Period. Purchasing shares after the beginning of the Outcome Period may provide little or no ability to realize investment returns if the Fund’s net asset value has increased in value to a level near or above the Cap. In this circumstance, a purchaser of shares of the Fund at that price would still be vulnerable to risk of loss but will have little or no opportunity for gain. Purchasing shares after the beginning of the Outcome Period may also provide no benefit from the Buffer. Even if shares are held for the entire Outcome Period, the Fund may not successfully achieve the Defined Outcomes, and there is no guarantee that the Buffer will limit Fund losses as intended or that participation up to the Cap will be achieved. The Buffer is not guaranteed and may not be achieved. You therefore should not purchase shares after the first day of the Outcome Period, or redeem shares prior to the last day of the Outcome Period, without understanding fully the consequences of doing so. Please consult with your financial advisor. The Fund's website, invesco.com/00901C814, provides important Fund information on a daily basis, including information about the Cap and Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.
The Fund may be “non-diversified,” as defined in the Investment Company Act of 1940 (1940 Act), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. As a “non-diversified” fund, the Fund can invest such that a greater percentage of its assets are tied to a small group of issuers or any one issuer than a diversified fund can. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. As of April 1, 2023, the Underlying Index is diversified, and therefore as of that same date, the Fund is managed as diversified in accordance with the Underlying Index.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. The value of the Underlying Index may be volatile, may go up or down due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates or expectations about inflation, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. Such circumstances may impact the ability of the Adviser to effectively implement the Fund’s investment strategy. The value of options contracts on the Underlying Index, which will constitute the substantial portion of the Fund’s portfolio, may at times be more volatile than the Underlying Index itself. Consequently, the value of the Fund’s shares will be impacted by the price volatility of both the Underlying Index and options contracts on the Underlying Index.
Buffered Loss Risk. The term “buffer” is a generic term that is widely used in the investment management and financial services industries to
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describe an investment product or strategy that mitigates or alleviates downside risk and, typically, caps returns on the upside. The Buffer here is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). In addition, if shares are purchased after the beginning of or redeemed before the end of the Outcome Period, there may be no effect of the Buffer and the result may be a loss of investment. If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment. The Fund’s Buffer as part of its Defined Outcome strategy may not be successful in limiting losses.
Capped Return Risk. If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. In this circumstance, you should not buy shares of the Fund. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
Cap Level Change Risk. At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
Outcome Period Risk. The Fund’s Defined Outcome strategy seeks to replicate the performance of the Underlying Index (prior to taking into account fees and expenses of the Fund) over the Outcome Period, subject to the Cap and Buffer, solely if shares are purchased on the first day of the Outcome Period and held until the last day of the Outcome Period. This means investors should hold or purchase shares prior to the beginning of the Outcome Period to achieve the intended results. If shares are purchased after the commencement of the Outcome Period or redeemed before the end of the Outcome Period, investment returns may vary significantly.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
OCC/Clearing Member Default Risk. The Fund's options contracts will cause it to incur counterparty risk to the OCC and its clearing member. The OCC acts as guarantor and central counterparty with respect to the Fund’s option contracts. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC or the Fund’s clearing member becomes bankrupt, insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses and/or be unable to achieve its Defined Outcome strategy.
Options Risk. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Options transactions represent the possibility of large amounts of exposure (or leverage), which may result in the Fund’s net asset value being more sensitive to changes in the value of the option. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market value of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.
Flex Options Risk. Flex Options are cleared and guaranteed for settlement by the OCC, but are not listed like other exchange-traded options. Therefore, Flex Options may be less liquid than certain other securities, such as conventional, listed options, and the Fund may not be able to close out certain Flex Options positions at desirable times and prices, which could prevent the Fund from achieving its Defined Outcome strategy.
In the event that trading in Flex Options is limited or absent, the value of the Fund’s Flex Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the Flex Options.
Non-Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns that correspond to the returns of the Underlying Index in all cases. The operation of the Cap and the Buffer are designed to provide holders of shares of the Fund over an Outcome Period with an investment return that differs from the return of the Underlying Index if the performance of the Underlying Index exceeds the Cap or is negative. Additionally, a shareholder who redeems shares before the conclusion of an Outcome Period is unlikely to realize returns that correspond to the performance of the Underlying Index since the start of the Outcome Period. If you desire to achieve an investment return that equals the return on the Underlying Index in all cases, you should not buy shares of the Fund.
Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries
3        Invesco® V.I. S&P 500 Buffer Fund - June

or industry groups. Such industry-based risks, any of which may adversely affect the companies in the Underlying Index, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Technology Sector Risk. Technology companies are subject to intense competition, rapid obsolescence of their products, issues with obtaining financing or regulatory approvals, product incompatibility, changing consumer preferences, increased government scrutiny, high required corporate capital expenditure for research and development or infrastructure and development of new products, each of which make the prices of securities issued by these companies more volatile. Technology companies are also heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect the company's profitability.
Non-Diversification Risk. Under the Investment Company Act of 1940 (1940 Act), a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest such that a greater portion of its assets are tied to the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
Non-Correlation Risk. The Fund’s returns may not match the returns of the Underlying Index (that is, it may experience tracking error) for a number of reasons. In addition to the impact of the Cap and the Buffer on the Fund’s returns as compared to the returns of the Underlying Index, the Fund incurs operating expenses not applicable to the Underlying Index. To the extent that the Fund has recently commenced operations and/or otherwise has a relatively small amount of assets, such operating expenses could have a proportionally greater impact on the Fund. Additionally, subscription and redemption activity in the Fund may cause the Fund to experience tracking error. Investors purchasing or redeeming shares of the Fund will transact at the net asset value per share of the relevant Series of shares next computed after the Fund receives that investor’s order. However, the Fund generally will not purchase or sell the relevant options contracts referencing the Underlying Index in response to investor subscriptions and redemptions on a particular business day until after the investor orders are received, and the price of those options contracts may have changed (potentially substantially) in the intervening period since the net asset value of the Fund’s shares was last determined. The potential for such tracking error is greater when subscription and redemption activity in the Fund is relatively higher and/or during periods that the value of the Underlying Index or options contracts thereon are experiencing relatively higher volatility. The Fund’s net asset value will be principally composed of options contracts on the Underlying Index, the value of which is derived not only from the performance of the Underlying Index but also from the time remaining until expiration, the price volatility of the Underlying Index and general interest rate conditions. Consequently, the Fund’s net asset value will not directly correlate on a day-to-day basis with the returns experienced by the Underlying Index.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Redemption Risk. In some instances, an insurance company through which the Fund is available may restrict its contract owners from purchasing the Fund’s shares after an Outcome Period has already commenced. Nevertheless, existing Fund shareholders are legally permitted to redeem shares they already hold throughout the Outcome Period on any trading day, as described in the applicable variable insurance contract prospectus. Such redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity and its ability to achieve the Defined Outcome strategy.
Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations, the ability of the Fund to value the Flex Options it holds becomes more difficult and the judgment of the Fund’s Adviser (employing the valuation policy adopted by the Board of Trustees of the Trust and related procedures) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable, objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance and by showing changes in the Fund's performance from year to year. Past performance (before and after taxes) is not necessarily an indication of its future performance.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Investment Sub-Adviser: Invesco Asset Management Limited

Portfolio Managers	Title	Length of Service on the Fund
John Burrello, CFA	Portfolio Manager	2023

Ali Zouiten	Portfolio Manager	2021

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in this prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
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Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. Although the Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the S&P 500 Index (the “Underlying Fund”). References throughout this Prospectus to options that reference the “Underlying Index” mean either the Underlying Index or the Underlying Fund unless otherwise indicated. The Underlying Index is a well-known stock market index that measures the performance of equity securities of larger U.S. companies. The options used by the Fund will include conventional, exchange-traded (listed) put and call options on the Underlying Index and Flexible Exchange Options (“Flex Options”), which are customizable options contracts. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Both the conventional, listed put and call options and the Flex Options on the Underlying Index purchased and sold by the Fund are cleared by the Options Clearing Corporation (“OCC”), a market clearinghouse, through a clearing member selected by the Fund. Flex Options allow the Fund to specify key contract terms, including exercise prices and expiration dates, that are not available for contracts traded in the conventional, listed options market. Flex Options purchased and sold by the Fund are set to expire on the last day of the Outcome Period, at which time the Fund will invest in a new set of Flex Options for the next Outcome Period.
The Underlying Index is a price return index, which captures only the capital appreciation or depreciation component of the issuers included in the Underlying Index and not any associated dividend payments paid by those issuers. The Fund, and therefore investors in the Fund, will not receive the benefit of such dividends
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of one year (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. A new Cap level will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders. As a result, you should expect that, if the S&P 500 Index experiences losses of more than 10% over the relevant Outcome Period, you will bear all such losses on a one-to-one basis.
The Fund has characteristics unlike many other traditional investment products and is not appropriate for all investors. In particular, investment in the Fund may not be appropriate for investors who do not intend to maintain their investment through the entire Outcome Period. There is no guarantee that the Fund will be able to achieve the stated Defined Outcomes.
As of the date of this prospectus, the Defined Outcomes sought by the Fund are based upon the performance of the Underlying Index over the Outcome Period of July 1, 2022 through June 30, 2023. The Fund’s current Cap is set at 22.27%. Following this Outcome Period, each subsequent Outcome Period will be a twelve-month period from July 1 to June 30. The Fund is not intended to terminate after the end of any Outcome Period. After the end of each Outcome Period, another will begin. A new Cap level for each successive Outcome Period will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period. Although the Buffer for each Outcome Period will be 10% (prior to taking into account any Fund fees and expenses), the Cap level may rise or fall from one Outcome Period to the next. The Outcome Period start date and end date, the Underlying Index Start Value and the Cap for subsequent Outcome Periods will be disclosed in a supplement to the Fund’s summary prospectus and prospectus on the Fund’s website. There is no guarantee that the Defined Outcome strategy for an Outcome Period will be realized.
The Cap for each Outcome Period is set at the end of the trading day immediately preceding the first day of that Outcome Period, is expressed as a percentage of the Underlying Index Start Value, and represents the maximum return that can be achieved by investing in the Fund over the Outcome Period (prior to taking into account any fees and expenses of the Fund). The Cap level is based on market conditions and other factors. The market conditions and other factors that influence the Cap can include market volatility, risk free rates, and time to expiration. If the performance of the Underlying Index over the Outcome Period equals or exceeds the Cap, the Fund seeks to provide an investment return equal to the Cap (less Fund fees and expenses). If the Underlying Index performance is positive but less than the Cap, the Fund seeks to provide an investment return equal to the Underlying Index performance (less Fund fees and expenses).
The Buffer for each Outcome Period will be 10% and represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund seeks to protect investors from if the Underlying Index experiences losses over the Outcome Period (prior to taking into account any fees and expenses of the Fund). If the Underlying Index performance over an Outcome Period is negative and such losses over the Outcome Period are at or less than the Buffer, the Fund seeks to provide a return of 0%, less Fund fees and expenses. If the Underlying Index performance over an Outcome Period is negative and such losses exceed the Buffer, the Fund seeks to provide a loss that is less than the loss on the Underlying Index by the amount of the Buffer (less Fund fees and expenses). Stated differently, in
5        Invesco® V.I. S&P 500 Buffer Fund - June

this circumstance the Fund seeks to provide a return equal to the negative performance of the Underlying Index (less Fund fees and expenses) plus the Buffer. The Fund’s Cap and Buffer amounts will, in effect, be reduced by the fees and expenses of the Fund.
The Fund’s Defined Outcomes may only be realized by holding shares on the first day of the Outcome Period and continuing to hold shares through the last day of the Outcome Period. This means investors should hold or purchase shares prior to the beginning of the Outcome Period to achieve the intended results. The Fund’s Defined Outcomes in respect of each Outcome Period are measured from the Fund’s net asset value calculated at the end of the trading day immediately preceding the first day of that Outcome Period. Investors who purchase shares after the Outcome Period has begun or sell shares prior to the Outcome Period’s conclusion may experience investment returns very different from those that the Fund seeks to provide. Investment returns may vary (in some cases substantially) from the returns sought by the Fund’s Defined Outcome strategy if shares are purchased after the beginning of the Outcome Period or redeemed before the conclusion of the Outcome Period. Even if shares are held for the entire Outcome Period, the Fund may not successfully achieve the Defined Outcomes, and there is no guarantee that the Buffer will limit Fund losses as intended or that participation up to the Cap will be achieved. The Buffer is not guaranteed and may not be achieved. Purchasing shares after the beginning of the Outcome Period may provide little or no ability to realize investment returns if the Fund’s net asset value has increased in value to a level near or above the Cap. In this circumstance, a purchaser of shares of the Fund at that price would still be vulnerable to risk of loss but will have little or no opportunity for gain.
Purchasing shares after the beginning of the Outcome Period may also provide no benefit from the Buffer. If the Outcome Period has begun and the Fund’s net asset value has increased since the start of the Outcome Period, a purchaser of shares of the Fund at that price will not benefit from the Buffer unless the Fund’s net asset value decreases to its value at the start of the Outcome Period. On the other hand, if the Outcome Period has begun and the Fund’s net asset value has decreased such that its performance since the start of the Outcome Period is below the Buffer, a purchaser of shares of the Fund at that price will not benefit from the Buffer unless the Fund’s net asset value increases. Therefore, purchasing shares after the Outcome Period has begun may result in the potential for full loss of the investment amount notwithstanding the Buffer or may result in the Buffer providing less protection against loss than if the shares were purchased on the first day of the Outcome Period.
Additionally, if the Outcome Period has begun and the Fund’s net asset value has decreased since the start of the Outcome Period, a purchaser of shares of the Fund at that price may realize an investment return that is less than any subsequent positive return of the Underlying Index. You therefore should not purchase shares after the first day of the Outcome Period, or redeem shares prior to the last day of the Outcome Period, without understanding fully the consequences of doing so. Please consult with your financial advisor. The Fund's website, invesco.com/00901C814, provides important Fund information on a daily basis, including information about the Cap and Buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund. Investors considering purchasing shares should visit the website for the latest information.
The Fund’s net asset value will be principally composed of options contracts on the Underlying Index, the value of which is derived from the performance of the Underlying Index. However, because the time remaining until expiration, the price volatility of the Underlying Index and general interest rate conditions are also components of the options’ values, the Fund’s net asset value will not directly correlate on a day-to-day basis with the returns experienced by the Underlying Index. Consequently, the Fund’s
net asset value is not expected to increase or decrease at the same rate or magnitude as the Underlying Index. Only upon expiration of the options contracts at the end of the Outcome Period, when the value of the Underlying Index will be the only component of the options’ values, can the Defined Outcome be expected to be achieved. Consequently, you should be aware that, if you redeem your shares in the Fund before the end of the Outcome Period, you should not expect the return on your investment to equal the Defined Outcome or to correspond to the performance of the Underlying Index. This will be the case even if you purchased shares of the Fund at the beginning of the Outcome Period.
The Fund may be “non-diversified,” as defined in the Investment Company Act of 1940 (1940 Act), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. As a “non-diversified” fund, the Fund can invest such that a greater percentage of its assets are tied to a small group of issuers or any one issuer than a diversified fund can. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. As of April 1, 2023, the Underlying Index is diversified, and therefore as of that same date, the Fund is managed as diversified in accordance with the Underlying Index.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. The value of the Underlying Index may be volatile, may go up or down due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates or expectations about inflation, regional or global instability, or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. The value of the Underlying Index may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Underlying Index, as well as the financial markets and global economy generally. Such circumstances may impact the ability of the Adviser to effectively implement the Fund’s investment strategy. The value of options contracts on the Underlying Index, which will constitute the substantial portion of the Fund’s portfolio, may at times be more volatile than the Underlying Index itself. Consequently, the value of the Fund’s shares will be impacted by the price volatility of both the Underlying Index and options contracts on the Underlying Index.
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Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial
6        Invesco® V.I. S&P 500 Buffer Fund - June

markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Buffered Loss Risk. The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment product or strategy that mitigates or alleviates downside risk and, typically, caps returns on the upside. The Buffer here is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). In addition, if shares are purchased after the beginning of or redeemed before the end of the Outcome Period, there may be no effect of the Buffer and the result may be a loss of investment. If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment. The Fund’s Buffer as part of its Defined Outcome strategy may not be successful in limiting losses.
Capped Return Risk. If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. In this circumstance, you should not buy shares of the Fund. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
Cap Level Change Risk. At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
Outcome Period Risk. The Fund’s Defined Outcome strategy seeks to replicate the performance of the Underlying Index (prior to taking into account fees and expenses of the Fund) over the Outcome Period, subject to the Cap and Buffer, solely if shares are purchased on the first day of the Outcome Period and held until the last day of the Outcome Period. This means investors should hold or purchase shares prior to the beginning of the Outcome Period to achieve the intended results. If shares are purchased after the commencement of the Outcome Period or redeemed before the end of the Outcome Period, investment returns may vary significantly. Shares purchased after the Outcome Period begins may provide little or no ability to realize investment returns if the Fund’s net asset value has increased in value to a level near or above the Cap but will still be subject to the risk of loss. If shares are purchased after the Outcome Period begins and the Fund’s net asset value has decreased to the Buffer level, there is no effective Buffer against further losses when purchasing at that time. If shares are purchased after the Outcome Period begins and the Fund’s net asset value has increased, the Buffer will not protect against subsequent losses unless the Fund’s net asset value decreases to its value at the start of the Outcome Period. Additionally, if the Outcome Period has begun and the Fund’s net asset value has decreased since the start of the Outcome Period, a purchaser of shares of the Fund at that price may realize an investment return that is less than any subsequent positive return of the Underlying Index.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk
7        Invesco® V.I. S&P 500 Buffer Fund - June

may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise avoid.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy. Derivatives strategies may not always be successful. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
OCC/Clearing Member Default Risk. The Fund's options contracts will cause it to incur counterparty risk to the OCC and its clearing member. The OCC acts as guarantor and central counterparty with respect to the Fund’s option contracts. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC or the Fund’s clearing member becomes bankrupt, insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses and/or be unable to achieve its Defined Outcome strategy.
Since the Fund is not a member of the OCC and only members of the OCC (“clearing members”) can participate directly in the clearing house, the Fund will hold its options contracts through accounts at its clearing members. The Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at its clearing members. Assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy or insolvency, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.
Options Risk. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or to receive payment of a cash settlement amount, in the case of cash-settled options, such as index options). Options transactions represent the possibility of large amounts of exposure (or leverage), which may result in the Fund’s net asset value being more sensitive to changes in the value of the option. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market value of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.
Flex Options Risk. Flex Options are cleared and guaranteed for settlement by the OCC, but are not listed like other exchange-traded options. Therefore, Flex Options may be less liquid than certain other securities, such as conventional, listed options, and the Fund may not be able to close out certain Flex Options positions at desirable times and prices, which could prevent the Fund from achieving its Defined Outcome strategy. Flex Options typically can be exercised only on the expiration date, and until that date the value of a Flex Option will be affected by, among other factors, changes in the value of the Underlying Index, changes in interest rates, the price volatility of the Underlying Index and the remaining time until the expiration date. The value of a Flex Option does not increase or decrease at the same rate as the Underlying Index, but typically moves in line with value of the Underlying Index as it approaches its expiration date. Certain Flex Options could expire without value.
In the event that trading in Flex Options is limited or absent, the value of the Fund’s Flex Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the Flex Options. The trading in Flex Options may be less deep and liquid than the market for certain other securities. Flex Options may be less liquid than conventional, listed options. In a less liquid market for Flex Options, terminating the Flex Options may require the payment of a larger premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for Flex Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the Flex Options held by the Fund and the value of your investment.
Non-Indexing Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns that correspond to the returns of the Underlying Index in all cases. The operation of the Cap and the Buffer are designed to provide holders of shares of the Fund over an Outcome Period with an investment return that differs from the return of the Underlying Index if the performance of the Underlying Index exceeds the Cap or is negative. Additionally, a shareholder who redeems shares before the conclusion of an Outcome Period is unlikely to realize returns that correspond to the performance of the Underlying Index since the start of the Outcome Period. If you desire to achieve an investment return that equals the return on the Underlying Index in all cases, you should not buy shares of the Fund.
Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or group of industries. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. Such industry-based risks, any of which may adversely affect the companies in the Underlying Index, may include, but are not limited to legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or group of industries. In addition, at times, such industry or group of industries may be out of favor and underperform other industries, groups of industries or the market as a whole.
Technology Sector Risk. Technology companies are subject to intense competition and their products are at risk of rapid obsolescence, which make the prices of securities issued by these companies particularly volatile. Product obsolescence can result from rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Factors that may also significantly affect the market value of securities of issuers in the technology sector include the failure to obtain, or delays in obtaining, financing or regulatory approvals, product incompatibility, changing consumer preferences, increased government scrutiny, high required corporate capital expenditure for research and development or infrastructure and development of new products. Technology companies are also heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect the company's profitability.
Non-Diversification Risk. Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as
8        Invesco® V.I. S&P 500 Buffer Fund - June

“diversified” for purposes of the 1940 Act. However, in seeking to track its Underlying Index, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest such that a greater portion of its assets are tied to the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.
Non-Correlation Risk. The Fund’s returns may not match the returns of the Underlying Index (that is, it may experience tracking error) for a number of reasons. In addition to the impact of the Cap and the Buffer on the Fund’s returns as compared to the returns of the Underlying Index, the Fund incurs operating expenses not applicable to the Underlying Index. To the extent that the Fund has recently commenced operations and/or otherwise has a relatively small amount of assets, such operating expenses could have a proportionally greater impact on the Fund. Additionally, subscription and redemption activity in the Fund may cause the Fund to experience tracking error. Investors purchasing or redeeming shares of the Fund will transact at the net asset value per share of the relevant Series of shares next computed after the Fund receives that investor’s order. However, the Fund generally will not purchase or sell the relevant options contracts referencing the Underlying Index in response to investor subscriptions and redemptions on a particular business day until after the investor orders are received, and the price of those options contracts may have changed (potentially substantially) in the intervening period since the net asset value of the Fund’s shares was last determined. The potential for such tracking error is greater when subscription and redemption activity in the Fund is relatively higher and/or during periods that the value of the Underlying Index or options contracts thereon are experiencing relatively higher volatility. The Fund’s net asset value will be principally composed of options contracts on the Underlying Index, the value of which is derived not only from the performance of the Underlying Index but also from the time remaining until expiration, the price volatility of the Underlying Index and general interest rate conditions. Consequently, the Fund’s net asset value will not directly correlate on a day-to-day basis with the returns experienced by the Underlying Index.
The performance of the Fund and the Underlying Index also may vary due to asset valuation differences and because the Fund may fair value certain of the investments it holds. To the extent the Fund calculates its NAV based on fair value prices, the Fund’s ability to track the Underlying Index may be adversely affected.
The Adviser may not fully invest the Fund’s assets at times, either as a result of cash flows into the Fund, to retain a reserve of cash to meet redemptions and expenses, or because of low assets.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Redemption Risk. In some instances, an insurance company through which the Fund is available may restrict its contract owners from purchasing the Fund’s shares after an Outcome Period has already commenced. Nevertheless, existing Fund shareholders are legally permitted to redeem shares they already hold throughout the Outcome Period on any trading day, as described in the applicable variable insurance contract prospectus. Such redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity and its ability to achieve the Defined Outcome strategy.
Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations, the ability of the Fund to value the Flex Options it holds becomes more difficult and the judgment of the Fund’s Adviser (employing the valuation policy adopted by the Board of Trustees of the Trust and related procedures) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable, objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco Asset Management Limited (Invesco Asset Management) serves as the Fund’s investment sub-adviser. Invesco Asset Management, an affiliate of the Adviser, is located at Perpetual Park, Perpetual Park Drive, Henley-on-Thames, Oxfordshire, RG9 1HH, United Kingdom. Invesco Asset Management has been managing assets on behalf of consumers, institutional clients and institutional professionals through a broad product range, including investment companies with variable capital, investment trusts, individual savings accounts, pension funds, offshore funds and other specialist mandates since 1969, the year Invesco Asset Management was incorporated. Invesco Asset Management provides portfolio management services to the Fund.
In addition, Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
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Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser did not receive any compensation from the Fund, after fee waiver and/or expense reimbursement, if any.
Invesco, not the Fund, pays sub-advisory fees, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
Investment management decisions for the Fund are made by the investment management teams at Invesco and Invesco Asset Management.
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
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John Burrello, CFA, Portfolio Manager, who has been responsible for the Fund since 2023 and has been associated with Invesco and/or its affiliates since 2012.
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Ali Zouiten, Portfolio Manager, who has been responsible for the Fund since 2021 and has been associated with Invesco Asset Management and/or its affiliates since 2019. From 2017 to 2019, he was associated with HSBC Asset Management where he served as Head of Investments for Product Development. From 2011 to 2019, he was associated with Baloise Group in Switzerland, where he served as Specialist for Hedging and Financial Structures.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable
10        Invesco® V.I. S&P 500 Buffer Fund - June

product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing
11        Invesco® V.I. S&P 500 Buffer Fund - June

service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided
12        Invesco® V.I. S&P 500 Buffer Fund - June

by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Disclaimers
The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by Invesco. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). These trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Invesco. It is not possible to invest directly in an index. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones
Indices does not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500® Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Invesco with respect to the S&P 500® Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Invesco or the Fund. S&P Dow Jones Indices has no obligation to take the needs of Invesco or the owners of the Fund into consideration in determining, composing or calculating the S&P 500® Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the S&P 500® Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY INVESCO, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND INVESCO, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
The Adviser, Sub-Adviser and their affiliates (collectively, the Adviser Parties) do not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser Parties shall have no liability for any errors, omissions, restatements, re-calculations or interruptions therein. The Adviser Parties make no warranty, express or implied, as to results to be obtained by the Fund, owners of shares of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser Parties make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser Parties have any liability for any special, punitive, direct, indirect
13        Invesco® V.I. S&P 500 Buffer Fund - June

or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.
14        Invesco® V.I. S&P 500 Buffer Fund - June

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Period ended 12/31/22(d)	$10.00	$(0.03)	$0.29	$0.26	$(0.08)	$10.18	2.56%	$1,018	0.70%(e)	2.52%(e)	(0.59)%(e)	0%

Series II
Period ended 12/31/22(d)	10.00	(0.04)	0.28	0.24	(0.08)	10.16	2.36	9,321	0.95(e)	2.77(e)	(0.84)(e)	0

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of June 30, 2022.
(e)	Annualized.
15        Invesco® V.I. S&P 500 Buffer Fund - June

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco® V.I. S&P 500 Buffer Fund - June SEC 1940 Act file number: 811-07452

invesco.com/us	VISP500J-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco V.I. Small Cap Equity Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
◾
is not FDIC insured;
◾
may lose value; and
◾
is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco V.I. Small Cap Equity Fund

Fund Summary
Investment Objective(s)
The Fund's investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.75%	0.75%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	0.20	0.20

Total Annual Fund Operating Expenses	0.95	1.20

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$97	$303	$525	$1,166

Series II shares	$122	$381	$660	$1,455

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization issuers. The principal type of equity securities in which the Fund invests is common stock.
The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the market capitalization of the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. An issuer’s “market capitalization” is the value of its outstanding stock.
The Fund may invest up to 15% of its net assets in real estate investment trusts (REITs).
The Fund may also invest up to 25% of its net assets in foreign securities.
In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that is informed by the composition of the Russell 2000® Index, which the portfolio managers believe represents the small cap core asset class. The Fund uses this index as a guide in structuring the portfolio, but the Fund is not an index fund. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.
◾
Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with management. The goal is to find high quality, fundamentally sound issuers operating in an attractive industry.
◾
Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.
◾
Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a security shows signs of deterioration, it will not be considered as a candidate for the portfolio.
The portfolio managers consider selling a security if the investment thesis for owning the security is no longer valid, the stock reaches its price target or timeliness factors indicate that the risk/return characteristics of the stock as viewed in the market are no longer attractive.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or
1        Invesco V.I. Small Cap Equity Fund

industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be adversely affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid than larger companies. If a real estate related company defaults on certain types of debt obligations held by the Fund, the Fund may acquire real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark, a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	June 30, 2020	29.67%
Worst Quarter	March 31, 2020	-29.10%

Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	5 Years	10 Years
Series I	8/29/2003	-20.51%	5.54%	8.33%

Series II	8/29/2003	-20.73	5.27	8.05

Russell 2000® Index (reflects no deduction for fees, expenses or taxes)		-20.44	4.13	9.01

Lipper VUF Small-Cap Core Funds Index		-17.12	4.38	8.93

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		-18.11	9.42	12.56

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (Invesco or the Adviser)

Portfolio Managers	Title	Length of Service on the Fund
Juan Hartsfield, CFA	Portfolio Manager (lead)	2006

Davis Paddock, CFA	Portfolio Manager	2016

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more
2        Invesco V.I. Small Cap Equity Fund

information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization issuers. The principal type of equity securities in which the Fund invests is common stock.
The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the market capitalization of the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. An issuer’s “market capitalization” is the value of its outstanding stock.
The Fund may invest up to 15% of its net assets in REITs. REITs pool investors’ funds for investment primarily in commercial real estate properties or real estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs.
The Fund may also invest up to 25% of its net assets in foreign securities.
In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that is informed by the composition of the Russell 2000® Index, which the portfolio managers believe represents the small cap core asset class. The Fund uses this index as a guide in structuring the portfolio but the Fund is not an index fund. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.
◾
Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with management. The goal is to find high quality, fundamentally sound issuers operating in an attractive industry.
◾
Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.
◾
Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a security shows signs of deterioration, it will not be considered as a candidate for the portfolio.
The portfolio managers consider selling a security if the investment thesis for owning the security is no longer valid, the stock reaches its price target or timeliness factors indicate that the risk/return characteristics of the stock as viewed in the market are no longer attractive.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
◾
Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
3        Invesco V.I. Small Cap Equity Fund

◾
COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. In addition, investors might seek to trade Fund shares based on their knowledge or understanding of the value of smaller company securities (this is sometimes referred to as “price arbitrage”), which could interfere with the efficient management of the Fund. Since small and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The relative sizes of companies may change over time as the securities market changes, and the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased due to market fluctuations.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be adversely affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies. Real estate companies, including REITs or similar structures, tend to be small- and mid-cap companies and their shares may be more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults on certain types of debt obligations held by the Fund, the Fund may acquire real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
4        Invesco V.I. Small Cap Equity Fund

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser received compensation of 0.74% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
◾
Juan Hartsfield, CFA (lead manager), Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco and/or its affiliates since 2004.
◾
Davis Paddock, CFA, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2001.
A lead or co-lead manager generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead or co-lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco
5        Invesco V.I. Small Cap Equity Fund

Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided
6        Invesco V.I. Small Cap Equity Fund

by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
7        Invesco V.I. Small Cap Equity Fund

Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.
8        Invesco V.I. Small Cap Equity Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/22	$23.49	$0.03	$(4.85)	$(4.82)	$—	$(3.61)	$(3.61)	$15.06	(20.51)%	$100,267	0.95%	0.95%	0.14%	33%
Year ended 12/31/21	20.62	0.01	4.19	4.20	(0.04)	(1.29)	(1.33)	23.49	20.41	142,095	0.95	0.95	0.04	21
Year ended 12/31/20	17.73	0.04	4.48	4.52	(0.06)	(1.57)	(1.63)	20.62	27.25	129,881	0.96	0.96	0.21	45
Year ended 12/31/19	15.93	0.06	4.03	4.09	—	(2.29)	(2.29)	17.73	26.60	118,208	0.96	0.96	0.34	44
Year ended 12/31/18	20.02	0.02	(2.74)	(2.72)	—	(1.37)	(1.37)	15.93	(15.08)	106,064	0.96	0.96	0.10	22

Series II
Year ended 12/31/22	21.75	(0.02)	(4.49)	(4.51)	—	(3.61)	(3.61)	13.63	(20.73)	93,808	1.20	1.20	(0.11)	33
Year ended 12/31/21	19.19	(0.04)	3.89	3.85	(0.00)	(1.29)	(1.29)	21.75	20.09	127,285	1.20	1.20	(0.21)	21
Year ended 12/31/20	16.60	(0.01)	4.17	4.16	(0.00)	(1.57)	(1.57)	19.19	26.87	114,407	1.21	1.21	(0.04)	45
Year ended 12/31/19	15.07	0.02	3.80	3.82	—	(2.29)	(2.29)	16.60	26.32	98,043	1.21	1.21	0.09	44
Year ended 12/31/18	19.05	(0.03)	(2.58)	(2.61)	—	(1.37)	(1.37)	15.07	(15.27)	119,664	1.21	1.21	(0.15)	22

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
9        Invesco V.I. Small Cap Equity Fund

Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
◾
You invest $10,000 in the Fund and hold it for the entire 10-year period;
◾
Your investment has a 5% return before expenses each year; and
◾
The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Series I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.05%	8.26%	12.65%	17.21%	21.96%	26.90%	32.04%	37.38%	42.95%	48.74%
End of Year Balance	$10,405.00	$10,826.40	$11,264.87	$11,721.10	$12,195.80	$12,689.73	$13,203.67	$13,738.42	$14,294.82	$14,873.76
Estimated Annual Expenses	$96.92	$100.85	$104.93	$109.18	$113.61	$118.21	$122.99	$127.97	$133.16	$138.55

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.80%	7.74%	11.84%	16.09%	20.50%	25.08%	29.83%	34.77%	39.89%	45.20%
End of Year Balance	$10,380.00	$10,774.44	$11,183.87	$11,608.86	$12,049.99	$12,507.89	$12,983.19	$13,476.55	$13,988.66	$14,520.23
Estimated Annual Expenses	$122.28	$126.93	$131.75	$136.76	$141.95	$147.35	$152.95	$158.76	$164.79	$171.05

1
Your actual expenses may be higher or lower than those shown.
10        Invesco V.I. Small Cap Equity Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco V.I. Small Cap Equity Fund SEC 1940 Act file number: 811-07452

invesco.com/us	VISCE-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco V.I. Technology Fund
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Fund:
◾
is not FDIC insured;
◾
may lose value; and
◾
is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco V.I. Technology Fund

Fund Summary
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.75%	0.75%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	0.23	0.23

Total Annual Fund Operating Expenses	0.98	1.23

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$100	$312	$542	$1,201

Series II shares	$125	$390	$676	$1,489

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in technology-related industries, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities. The principal type of equity security in which the Fund invests is common stock.
The Fund will concentrate its investments in the securities of issuers engaged primarily in technology-related industries. The Fund considers an issuer to be doing business in technology-related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in technology-related industries; (2) at least 50% of its total assets are devoted to producing revenues in technology-related industries; or (3) based on other available information, Invesco Advisers, Inc. (Invesco or the Adviser) determines that its primary business is within technology-related industries. Such other available information may include industry classifications from any one or more third-party providers, such as the S&P Global Industry Classification Standard (GICS), the North American Industry Classification System (NAICS) or the Bloomberg Industry Classification System (BICS).
Issuers in technology-related industries include, but are not limited to, those involved in the design, manufacture, distribution, licensing, or provision of various applied technologies, hardware, software, semiconductors, telecommunications equipment and telecommunications/media distribution services, medical technology, biotechnology, as well as service-related companies in the information technology industry.
The Fund invests primarily in securities that are considered by the Fund’s portfolio manager to have potential for earnings or revenue growth. While the portfolio manager may invest in securities of issuers of any market capitalization, the portfolio manager tends to favor the securities of mid- and large-capitalization issuers.
The Fund may invest up to 50% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles. The Fund may invest in depositary receipts or local shares to gain exposure to foreign companies.
The Fund can invest in derivative instruments including options and futures contracts.
The Fund can use options, including call options, for hedging and investment purposes.
The Fund can use futures contracts, including index futures, to gain exposure to the broad market by equitizing cash and as a hedge against downside risk.
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
In selecting investments for the Fund, the portfolio manager looks for companies using a “bottom-up” stock selection process. The “bottom-up” approach focuses on fundamental analysis of individual issuers before considering the impact of overall economic, market or industry trends. This approach includes analysis of a company’s financial statements and management structure and consideration of the company’s operations, product development, and its industry position. The portfolio manager currently focuses on companies that are characterized by industry leadership, market share growth, high caliber management teams, sustainable competitive advantages, and strong growth themes or new innovative products or services. The portfolio manager monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so. The factors considered by the portfolio manager may vary in particular cases and may change over time.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
1        Invesco V.I. Technology Fund

Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Investing in Stocks Risk. The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Technology Sector Risk. Technology companies are subject to intense competition, rapid obsolescence of their products, issues with obtaining financing or regulatory approvals, product incompatibility, changing consumer preferences, increased government scrutiny, high required corporate capital expenditure for research and development or infrastructure and development of new products, each of which make the prices of securities issued by these companies more volatile. Technology companies are also heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect the company's profitability.
Growth Investing Risk. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
Foreign Securities Risk. The Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging
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market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.
Active Trading Risk. Active trading of portfolio securities may result in added expenses and a lower return.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based/style-specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	June 30, 2020	32.44%
Worst Quarter	June 30, 2022	-23.58%

Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	5 Years	10 Years
Series I	5/20/1997	-39.95%	6.31%	10.46%

Series II	4/30/2004	-40.11	6.04	10.17

NASDAQ Composite Total Return Index (reflects no deduction for fees, expenses or taxes)		-32.54	9.67	14.43

Lipper VUF Science & Technology Funds Classification Average		-36.12	8.32	13.02

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Manager	Title	Length of Service on the Fund
Ash Shah, CFA	Portfolio Manager	2022

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to
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recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in technology-related industries, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities. The principal type of equity security in which the Fund invests is common stock.
The Fund will concentrate its investments in the securities of issuers engaged primarily in technology-related industries. The Fund considers an issuer to be doing business in technology-related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in technology-related industries; (2) at least 50% of its total assets are devoted to producing revenues in technology-related industries; or (3) based on other available information, the Adviser determines that its primary business is within technology-related industries. Such other available information may include industry classifications from any one or more third-party providers, such as GICS, NAICS or BICS.
Issuers in technology-related industries include, but are not limited to, those involved in the design, manufacture, distribution, licensing, or provision of various applied technologies, hardware, software, semiconductors, telecommunications equipment and telecommunications/media distribution services, medical technology, biotechnology, as well as service-related companies in the information technology industry.
The Fund invests primarily in securities that are considered by the Fund’s portfolio manager to have potential for earnings or revenue growth. While the portfolio manager may invest in securities of issuers of any market capitalization, the portfolio manager tends to favor the securities of mid- and large-capitalization issuers.
The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of market capitalizations of the largest and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. A company's “market capitalization” is the value of its outstanding stock.
The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of market capitalizations of the largest and smallest capitalized companies included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.
The Fund may invest up to 50% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles. The Fund may invest in depositary receipts or local shares to gain exposure to foreign companies. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.
The Fund can invest in derivative instruments including options and futures contracts.
An option is a derivative financial instrument that reflects a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options, including call options, for hedging and investment purposes.
A futures contract is a standardized agreement between two parties to buy or sell a specified quantity of an underlying asset at a specified price at a specified future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying asset. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying asset on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to gain exposure to the broad market by equitizing cash and as a hedge against downside risk.
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
In selecting investments for the Fund, the portfolio manager looks for companies using a “bottom-up” stock selection process. The “bottom-up” approach focuses on fundamental analysis of individual issuers before considering the impact of overall economic, market or industry trends. This approach includes analysis of a company’s financial statements and management structure and consideration of the company’s operations, product development, and its industry position. The portfolio manager currently focuses on companies that are characterized by industry leadership, market share growth, high caliber management teams, sustainable competitive advantages, and strong growth themes or new innovative products or services. The portfolio manager monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so. The factors considered by the portfolio manager may vary in particular cases and may change over time.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio manager may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio manager does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market
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conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
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Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Technology Sector Risk. Technology companies are subject to intense competition and their products are at risk of rapid obsolescence, which make the prices of securities issued by these companies particularly volatile. Product obsolescence can result from rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Factors that may also significantly affect the market value of securities of issuers in the technology sector include the failure to obtain, or delays in obtaining, financing or regulatory approvals, product incompatibility, changing consumer preferences, increased government scrutiny, high required corporate capital expenditure for research and development or infrastructure and development of new products. Technology companies are also heavily dependent on patent and other intellectual property rights, and the loss or impairment of these rights may adversely affect the company's profitability.
Growth Investing Risk. Growth companies are companies whose earnings and stock prices are expected to grow at a faster rate than the overall market. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies can be new or established companies that may be entering a growth cycle in their business and therefore may experience greater stock price fluctuations and risks of loss than larger, more established companies. Their anticipated growth may come from developing new products or services or from expanding into new or growing markets. Growth companies may be applying new technologies, new or improved distribution methods or new business models that could enable them to capture an important or dominant market position. They may have a special area of expertise or the ability to take advantage of changes in demographic or other factors in a more profitable way. Newer growth companies generally tend to invest a large part of their earnings in research, development or capital assets. Although newer growth companies may not pay any dividends for some time, their stocks may be valued because of their potential for price increases. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings
5        Invesco V.I. Technology Fund

expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. In addition, investors might seek to trade Fund shares based on their knowledge or understanding of the value of smaller company securities (this is sometimes referred to as “price arbitrage”), which could interfere with the efficient management of the Fund. Since small and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. The relative sizes of companies may change over time as the securities market changes, and the Fund is not required to sell the securities of companies whose market capitalizations have grown or decreased due to market fluctuations.
Foreign Securities Risk. The value of the Fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for the Adviser to evaluate those companies. The laws of certain countries may put limits on the Fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, currency forward contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may have greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions and also may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Unexpected market closures may also affect investments in emerging markets. Settlement procedures may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in value of the portfolio security, a decrease in the level of liquidity of the portfolio, or, if there is a contract to sell the security, a possible liability to the purchaser.
Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Further, companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in emerging markets may be limited which can impede the Fund’s ability to evaluate such companies. In addition, certain emerging market countries may impose material limitations on Public Company Accounting Oversight Board (PCAOB) inspection, investigation and enforcement capabilities, which can hinder the PCAOB’s ability to engage in independent oversight or inspection of accounting firms located in or operating in certain emerging markets. There is no guarantee that the quality of financial reporting or the audits conducted by audit firms of emerging market issuers meet PCAOB standards.
Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. Emerging market countries also may have less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking). Certain governments may require approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The ability to bring and enforce actions in emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue. In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change.
Emerging market countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. The governments in some emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
Other risks of investing in emerging market securities may include additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. The Fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Limited Number of Holdings Risk. The Fund holds a more limited number of securities than other funds with a similar investment strategy. As a result, each investment has a greater effect on the Fund’s overall
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performance and any change in the value of these securities could significantly affect the value of your investment in the Fund.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between the Fund and a counterparty. When the Fund is owed money on an OTC derivative, the Fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless the Fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, the Fund’s ability to recover the collateral that the Fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, the Fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which the Fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. In addition, some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Leverage may therefore make the Fund’s returns more volatile and increase the risk of loss. In certain market conditions, losses on derivative instruments can grow larger while the value of the Fund’s other assets fall, resulting in the Fund’s derivative positions becoming a larger percentage of the Fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and the Fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. To the extent that the Fund is unable to exit a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of the Fund’s otherwise liquid assets must be used as margin. Another consequence of illiquidity is that the Fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that the Adviser would otherwise avoid.
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Futures Contracts Risk. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
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Options Risk. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying investment at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying investment at a disadvantageous price. If the Fund sells a call option on an investment that the Fund owns (a “covered call”) and the investment has increased in value when the option is exercised, the Fund will be required to sell the investment at the call price and will not be able to realize any of the investment’s value above the call price. Options may involve economic leverage, which could result in greater price volatility than other investments.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund’s taxable income or gains, and may limit or prevent the Fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.  Derivatives strategies may not always be successful. For example, to the extent that the Fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case the Fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company.
Non-Diversification Risk. The Fund is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. Because a large percentage of the Fund’s assets may be invested in a limited number of issuers, a change in the value of one or a few issuers’ securities will affect the value of the Fund more than would occur in a diversified fund.
Active Trading Risk. Active trading of portfolio securities may result in high brokerage costs, which may lower the Fund’s actual return. Active trading also may increase the proportion of the Fund’s gains that are short term.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.
7        Invesco V.I. Technology Fund

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Fund.
The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is permitted to invest in these instruments as further described in the Fund’s SAI. However, the Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser received compensation of 0.75% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.
Portfolio Manager
The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:
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Ash Shah, CFA, Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2019. From 2006 to 2019, Mr. Shah was associated with OppenheimerFunds, a global asset management firm.
More information on the portfolio manager may be found at www.invesco.com/us. The website is not part of this prospectus.
The Fund's SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.
Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of the Fund’s policies and procedures described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.
8        Invesco V.I. Technology Fund

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:
(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with the valuation policy approved by the Board and related procedures.
Each of these tools is described in more detail below.
In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.
If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.
Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith consistent with the valuation policy approved by the Board and related procedures. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
The price a Fund could receive upon the sale of any investment may differ from the Adviser's valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit), to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
See “Pricing of Shares—Determination of Net Asset Value (NAV)” for more information.
Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.
Pricing of Shares
Determination of Net Asset Value (NAV)
The price of the Fund’s shares is the Fund’s NAV per share. The Fund values portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Fund values securities and assets for which market quotations are unavailable at their “fair value,” which is described below.
Even when market quotations are available, they may be stale or not representative of market value in the Adviser’s judgment (“unreliable”) because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its NAV. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a fund that uses fair value methodologies may value securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has designated the Adviser to perform the daily determination of fair value prices in accordance with Board approved policies and related procedures, subject to the Board’s oversight. Fair value pricing methods and pricing services can change from time to time.
The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided
9        Invesco V.I. Technology Fund

by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using the valuation policy approved by the Board and related procedures.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of Fund shares is determined only on business days of the Fund, the value of foreign securities included in the Fund’s portfolio may change on days when the separate account to which you have allocated variable product values will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser will fair value the security using the valuation policy approved by the Board and related procedures.
Short-term Securities. The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Swap Agreements. Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its NAV using the NAV of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus.
The Fund generally determines the net asset value of its shares on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, the Fund generally still will determine the net asset value of its shares as of 4:00 p.m. Eastern Time on that business day. Portfolio securities traded on the NYSE would be valued at their closing prices unless the Adviser determines that a “fair value” adjustment is appropriate due to subsequent events occurring after an early close consistent with the valuation policy approved by the Board and related procedures.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
10        Invesco V.I. Technology Fund

Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.
11        Invesco V.I. Technology Fund

Financial Highlights
The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return (b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/22	$38.08	$(0.10)	$(14.84)	$(14.94)	$(10.55)	$12.59	(39.95)%	$104,076	0.98%	0.98%	(0.42)%	104%
Year ended 12/31/21	36.55	(0.27)	5.62	5.35	(3.82)	38.08	14.41	185,270	0.98	0.98	(0.68)	90
Year ended 12/31/20	27.23	(0.17)	12.49	12.32	(3.00)	36.55	46.11	187,801	0.98	0.98	(0.53)	56
Year ended 12/31/19	21.92	(0.09)	7.71	7.62	(2.31)	27.23	35.88	127,308	0.99	0.99	(0.36)	46
Year ended 12/31/18	22.97	(0.12)	0.22	0.10	(1.15)	21.92	(0.45)	109,596	1.03	1.03	(0.47)	48

Series II
Year ended 12/31/22	35.20	(0.15)	(13.69)	(13.84)	(10.55)	10.81	(40.11)	7,339	1.23	1.23	(0.67)	104
Year ended 12/31/21	34.13	(0.34)	5.23	4.89	(3.82)	35.20	14.08	13,061	1.23	1.23	(0.93)	90
Year ended 12/31/20	25.63	(0.23)	11.73	11.50	(3.00)	34.13	45.79	13,215	1.23	1.23	(0.78)	56
Year ended 12/31/19	20.79	(0.15)	7.30	7.15	(2.31)	25.63	35.56	10,184	1.24	1.24	(0.61)	46
Year ended 12/31/18	21.89	(0.17)	0.22	0.05	(1.15)	20.79	(0.71)	9,587	1.28	1.28	(0.72)	48

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
12        Invesco V.I. Technology Fund

Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
◾
You invest $10,000 in the Fund and hold it for the entire 10-year period;
◾
Your investment has a 5% return before expenses each year; and
◾
The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
There is no assurance that the annual expense ratio will be the expense ratio for the Fund’s classes for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Series I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.02%	8.20%	12.55%	17.08%	21.78%	26.68%	31.77%	37.07%	42.58%	48.31%
End of Year Balance	$10,402.00	$10,820.16	$11,255.13	$11,707.59	$12,178.23	$12,667.80	$13,177.04	$13,706.76	$14,257.77	$14,830.93
Estimated Annual Expenses	$99.97	$103.99	$108.17	$112.52	$117.04	$121.75	$126.64	$131.73	$137.03	$142.53

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.77%	7.68%	11.74%	15.95%	20.33%	24.86%	29.57%	34.45%	39.52%	44.78%
End of Year Balance	$10,377.00	$10,768.21	$11,174.17	$11,595.44	$12,032.59	$12,486.22	$12,956.95	$13,445.42	$13,952.32	$14,478.32
Estimated Annual Expenses	$125.32	$130.04	$134.95	$140.03	$145.31	$150.79	$156.48	$162.37	$168.50	$174.85

1
Your actual expenses may be higher or lower than those shown.
13        Invesco V.I. Technology Fund

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-PORT, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco V.I. Technology Fund SEC 1940 Act file number: 811-07452

invesco.com/us	I-VITEC-PRO-1

Prospectus
April 28, 2023
Series I shares and Series II shares

Invesco V.I. U.S. Government Money Portfolio
Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
You could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. Investments in the Fund are not guaranteed by a bank and investment is not a bank deposit.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies, and funds of funds. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.
        Invesco V.I. U.S. Government Money Portfolio

Fund Summary
Investment Objective(s)
The Fund’s investment objective is to seek income consistent with stability of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
	Series I shares	Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Series I shares	Series II shares
Management Fees	0.40%	0.40%

Distribution and/or Service (12b-1) Fees	None	0.25

Other Expenses	0.14	0.14

Total Annual Fund Operating Expenses	0.54	0.79

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series I shares	$55	$173	$302	$677

Series II shares	$81	$252	$439	$978

Principal Investment Strategies of the Fund
The Fund is a money market fund that intends to qualify as a “government money market fund,” in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the Investment Company Act). As a government money market fund, the Fund must invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are “collateralized fully” (i.e., backed by cash or government securities). The securities in which the Fund invests may have fixed, floating or variable interest rates. The Fund may also invest in affiliated and unaffiliated government money market funds. Additionally, as a government money market fund, the Fund is not required to impose a liquidity fee and/or temporary redemption gate.
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings, if any, for investment purposes) in government securities and repurchase agreements that are collateralized by government securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. The
80% investment policy is a non-fundamental investment policy and will not be changed without 60 days’ advance notice to shareholders.
The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity of portfolio securities of not more than 120 calendar days (determined without reference to exceptions regarding interest rate adjustments). Each investment must be determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund’s Board of Trustees (the Board), and must be an Eligible Security as defined by applicable regulations at the time of purchase.
Principal Risks of Investing in the Fund
All investments carry risks to some degree. The Fund’s investments are subject to changes in their value from a number of factors. However, the Fund’s investments must meet the special rules under federal law for money market funds. Those requirements relate to high credit quality, a short average maturity and diversification of the Fund’s investments among issuers. Those provisions are designed to help minimize credit risks, to reduce the effects of changes in prevailing interest rates and to reduce the effect on the Fund’s portfolio of a default by any one issuer. Since income on short-term securities tends to be lower than income on longer-term debt securities, the Fund’s yield will likely be lower than the yield on longer-term fixed-income funds.
You could lose money by investing in the Fund. An investment in the Fund is not insured or guaran- teed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will pro- vide financial support to the Fund at any time. The principal risks of investing in the Fund are:
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. While the Board of Trustees may implement procedures to impose a fee upon the sale of your shares or temporarily suspend your ability to sell shares in the future if the Fund’s liquidity falls below required minimums because of market conditions or other factors, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities.
1        Invesco V.I. U.S. Government Money Portfolio

Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.
Floating and Variable Rate Obligations Risk. Some fixed-income securities have variable or floating interest rates that provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the stated prevailing market rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Financial Markets Regulatory Risk. Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Government Money Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Non-Service Shares of the predecessor fund, which are not offered by the Fund. The Non-Service Shares of the predecessor fund were reorganized into Series I shares of the Fund after the close of business on May 24, 2019. Series I shares’ and Series II shares’ returns of the Fund will be different from the Non-Service Shares’ returns of the predecessor fund as they have different expenses.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Effective April 29, 2016, the predecessor fund changed its investment strategy from a prime money market strategy to a strategy that classified the predecessor fund as a “government money market fund,” as defined by Rule 2a-7 under the Investment Company Act. Performance shown prior to that date reflects the predecessor fund’s former prime money market strategy, which permitted investments in certain types of securities that as a government money market fund, the predecessor fund (and therefore the Fund) is no longer permitted to hold. Consequently, the performance information below would have been different if the current investment limitations had been in effect during the period prior to the predecessor fund’s conversion to a government money market fund.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
2        Invesco V.I. U.S. Government Money Portfolio

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	December 31, 2022	0.77%
Worst Quarter	March 31, 2022	0.00%

Average Annual Total Returns (for the periods ended December 31, 2022)
	Inception Date	1 Year	5 Years	10 Years
Series I	4/3/1985	1.26%	0.91%	0.50%

Series II1	5/24/2019	1.10	0.77	0.30

1
Series II shares’ performance shown prior to the inception date is that of Series I shares restated to reflect the 12b-1 fees applicable to the Series II shares. Series I shares’ performance reflects any applicable fee waiver and/or expense reimbursements.
Invesco V.I. U.S. Government Money Portfolio’s seven day yield on December 31, 2022, was 3.70%.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product. Consult your variable insurance contract prospectus for additional tax information.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings
Objective(s) and Strategies
The Fund’s investment objective is to seek income consistent with stability of principal. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
The Fund is a money market fund that intends to qualify as a “government money market fund,” in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the Investment Company
Act). As a government money market fund, the Fund must invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are “collateralized fully” (i.e., backed by cash or government securities). The securities in which the Fund invests may have fixed, floating or variable interest rates. The Fund may also invest in affiliated and unaffiliated government money market funds. Additionally, as a government money market fund, the Fund is not required to impose a liquidity fee and/or temporary redemption gate.
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings, if any, for investment purposes) in government securities and repurchase agreements that are collateralized by government securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. The 80% investment policy is a non-fundamental investment policy and will not be changed without 60 days’ advance notice to shareholders. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity of portfolio securities of not more than 120 calendar days (determined without reference to exceptions regarding interest rate adjustments). Each investment must be determined to present minimal credit risks by Invesco pursuant to guidelines approved by the Fund’s Board and must be an Eligible Security as defined by applicable regulations at the time of purchase.
The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described in the Fund’s Statement of Additional Information (SAI), in anticipation of or in response to adverse market, economic, political or other conditions. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Fund are:
Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. While the Board of Trustees may implement procedures to impose a fee upon the sale of your shares or temporarily suspend your ability to sell shares in the future if the Fund’s liquidity falls below required minimums because of market conditions or other factors, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in
3        Invesco V.I. U.S. Government Money Portfolio

the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or the Fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, the Fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs and potentially lower the Fund’s performance returns.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of the Fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or other events may have a significant impact on the value of the Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement the Fund’s investment strategy. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
◾
Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty
Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
◾
COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
The Fund will not enter into a repurchase agreement that will cause more than 5% of its total assets to be subject to repurchase agreements maturing in more than seven calendar days. Subject to the portfolio requirements of Rule 2a-7, there is no limit on the amount of the Fund’s assets that may be subject to repurchase agreements of seven days or less.
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.
Floating and Variable Rate Obligations Risk. Some fixed-income securities have variable or floating interest rates that provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the stated prevailing market rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Financial Markets Regulatory Risk. Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad, changes to the monetary policy by the Federal Reserve or other regulatory actions, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan or other legislation aimed at addressing financial or economic conditions, the threat of a federal
4        Invesco V.I. U.S. Government Money Portfolio

government shutdown, and threats not to increase or suspend the federal government’s debt limit, may affect investor and consumer confidence, increase volatility in the financial markets, perhaps suddenly and to a significant degree, result in higher interest rates, and even raise concerns about the U.S. government’s credit rating and ability to service its debt. Such changes and events may adversely impact the Fund’s operations, universe of potential investment options, and return potential.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Portfolio Holdings
Information concerning the Fund's portfolio holdings as well as its dollar-weighted average portfolio maturity and dollar-weighted average life to maturity as of the last business day or subsequent calendar day of the preceding month will be posted on its website no later than five business days after the end of the month and remain posted on the website for six months thereafter.
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management
The Adviser(s)
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1331 Spring Street, N.W., Suite 2500, Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Fund (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Fund without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees paid by the Fund to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Fund.
Adviser Compensation
During the fiscal year ended December 31, 2022, the Adviser received compensation of 0.35% of the Fund's average daily net assets, after fee waiver and/or expense reimbursement, if any. The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent annual or semi-annual report to shareholders.

Other Information
Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value (NAV) after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.
Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts and funds of funds. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict. Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s NAV could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
In the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Redemptions by Large Shareholders
At times, the Fund may experience adverse effects when certain large shareholders redeem large amounts of shares of the Fund. Large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. In addition, these transactions may also accelerate the realization of taxable income to shareholders (if applicable) if such sales of investments resulted in gains and may also increase transaction costs and/or increase in the Fund’s expense ratio. When experiencing a redemption by a large shareholder, the Fund may delay payment of the redemption request up to seven days to provide the investment manager with time to determine if the Fund can redeem the
5        Invesco V.I. U.S. Government Money Portfolio

request-in-kind or to consider other alternatives to lessen the harm to remaining shareholders. Under certain circumstances, however, the Fund may be unable to delay a redemption request, which could result in the automatic processing of a large redemption that is detrimental to the Fund and its remaining shareholders.
Excessive Short-Term Trading Activity Disclosure
The Fund’s Board has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Fund’s Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Fund’s Board does not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
◾
The Fund is offered to investors as a cash management vehicle; therefore, investors should be able to purchase and redeem shares regularly and frequently.
◾
One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of the Fund.
◾
The Fund's portfolio securities are valued on the basis of amortized cost, and the Fund seeks to maintain a constant net asset value. As a result, the Fund is not subject to price arbitrage opportunities.
◾
Because the Fund seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Fund upon redemption than other mutual funds.
Pricing of Shares
Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable the Fund to price its shares at $1.00 per share. The Fund cannot guarantee their net asset value will always remain at $1.00 per share. The Fund will generally determine the net asset value of its shares at 4:00 p.m. Eastern Time on each business day. A business day for the Fund is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. The Fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. The Fund also may close early on a business day if SIFMA recommends that government securities dealers close early. If the Fund uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.
The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.
Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income.
Dividends
The Fund generally declares dividends from net investment income, if any, daily and pays them monthly.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.
Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described below.
Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1 Plan” for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.
Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates, may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies or their affiliates to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates may also make payments to insurance company affiliates for
6        Invesco V.I. U.S. Government Money Portfolio

support, training and ongoing education for sales personnel about the Fund, financial planning needs of Fund shareholders or contract owners that allocate contract value directly or indirectly to the Fund, marketing and advertising of the Fund, and access to periodic conferences held by insurance company affiliates relating directly or indirectly to the Fund. Invesco Affiliates compensate insurance companies or their affiliates differently depending typically on the level and/or type of services provided by the insurance companies or their affiliates. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts or funds of funds.
Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.
In addition to the payments listed above, Invesco may also make payments to insurance companies for certain administrative services provided to the Fund. These services may include, but are not limited to, maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; distributing redemption proceeds and transmitting net purchase payments; reconciling purchase and redemption activity and dividend and distribution payments between a master account and the Fund; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents, such as prospectuses, proxy materials and periodic reports, to variable product owners; assisting with proxy solicitations on behalf of the Fund, including soliciting and compiling voting instructions from variable contract owners; and responding to inquiries from variable contract owners about the Fund. The Fund has agreed to reimburse Invesco for its payments made to Insurance Companies to provide these services, up to an annual limit of 0.15% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.15% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
You can find further details in the SAI about these payments and the services provided by insurance companies or their affiliates. In certain cases these payments could be significant to the insurance company or its affiliates. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it or its affiliates receive from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.
7        Invesco V.I. U.S. Government Money Portfolio

Financial Highlights
The financial highlights information presented for the Fund includes the financial history of the predecessor fund, which was reorganized into the Fund after the close of business on May 24, 2019. The financial highlights show the Fund’s and predecessor fund’s financial history for the past five fiscal years or, if shorter, the applicable period of operations since the inception of the Fund or predecessor fund or class of Fund or predecessor fund shares. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. Certain information reflects financial results for a single Fund share.
The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund or predecessor fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended after May 24, 2019 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The information for fiscal years ended prior to May 24, 2019 has been audited by the predecessor fund’s auditor.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income to average net assets
Series I
Year ended 12/31/22	$1.00	$0.01	$(0.00)	$0.01	$(0.01)	$1.00	1.26%	$1,818,155	0.49%	0.54%	1.42%
Year ended 12/31/21	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.01	460,685	0.10	0.52	0.00
Year ended 12/31/20	1.00	0.00	0.00	0.00	(0.00)	1.00	0.22	364,605	0.24	0.48	0.09
Year ended 12/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	1.71	369,759	0.50	0.54	1.82
Year ended 12/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.35	3,055,726	0.50	0.56	1.54

Series II
Year ended 12/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.10	10	0.65	0.79	1.25
Year ended 12/31/21	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.01	10	0.10	0.77	0.00
Year ended 12/31/20	1.00	0.00	0.00	0.00	(0.00)	1.00	0.17	10	0.29	0.73	0.04
Period ended 12/31/19(d)	1.00	0.01	0.00	0.01	(0.01)	1.00	0.78	10	0.72(e)	0.72(e)	1.61(e)

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019 and 2018, respectively.
(d)	Commencement date after the close of business on May 24, 2019.
(e)	Annualized.
8        Invesco V.I. U.S. Government Money Portfolio

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Fund’s most recent portfolio holdings, as filed on Form N-MFP, will also be made available to insurance companies issuing variable products that invest in the Fund.
If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-MFP, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our website: www.invesco.com/us
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Invesco V.I. U.S. Government Money Portfolio SEC 1940 Act file number: 811-07452

invesco.com/us	O-VIGMKT-PRO-1

STATEMENT OF ADDITIONAL INFORMATION
Dated April 28, 2023
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
This Statement of Additional Information (the SAI) relates to each portfolio (each a Fund, collectively the Funds) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the Trust)  listed below. Each Fund offers Series I and Series II shares as follows:

Fund	Series I	Series II	Prospectus Date
Invesco Oppenheimer V.I. International Growth Fund	Series I	Series II	April 28, 2023
Invesco V.I. American Franchise Fund	Series I	Series II	April 28, 2023
Invesco V.I. American Value Fund	Series I	Series II	April 28, 2023
Invesco V.I. Balanced-Risk Allocation Fund	Series I	Series II	April 28, 2023
Invesco V.I. Capital Appreciation Fund	Series I	Series II	April 28, 2023
Invesco V.I. Comstock Fund	Series I	Series II	April 28, 2023
Invesco V.I. Conservative Balanced Fund	Series I	Series II	April 28, 2023
Invesco V.I. Core Equity Fund	Series I	Series II	April 28, 2023
Invesco V.I. Core Plus Bond Fund	Series I	Series II	April 28, 2023
Invesco V.I. Discovery Mid Cap Growth Fund	Series I	Series II	April 28, 2023
Invesco V.I. Diversified Dividend Fund	Series I	Series II	April 28, 2023
Invesco V.I. Equally-Weighted S&P 500 Fund	Series I	Series II	April 28, 2023
Invesco V.I. Equity and Income Fund	Series I	Series II	April 28, 2023
Invesco V.I. EQV International Equity Fund	Series I	Series II	April 28, 2023
Invesco V.I. Global Core Equity Fund	Series I	Series II	April 28, 2023
Invesco V.I. Global Fund	Series I	Series II	April 28, 2023
Invesco V.I. Global Real Estate Fund	Series I	Series II	April 28, 2023
Invesco V.I. Global Strategic Income Fund	Series I	Series II	April 28, 2023
Invesco V.I. Government Money Market Fund	Series I	Series II	April 28, 2023
Invesco V.I. Government Securities Fund	Series I	Series II	April 28, 2023
Invesco V.I. Growth and Income Fund	Series I	Series II	April 28, 2023
Invesco V.I. Health Care Fund	Series I	Series II	April 28, 2023
Invesco V.I. High Yield Fund	Series I	Series II	April 28, 2023
Invesco V.I. Main Street Fund®	Series I	Series II	April 28, 2023
Invesco V.I. Main Street Mid Cap Fund®	Series I	Series II	April 28, 2023
Invesco V.I. Main Street Small Cap Fund®	Series I	Series II	April 28, 2023
Invesco® V.I. NASDAQ 100 Buffer Fund - March	Series I	Series II	April 28, 2023
Invesco® V.I. NASDAQ 100 Buffer Fund - June	Series I	Series II	April 28, 2023
Invesco® V.I. NASDAQ 100 Buffer Fund – September	Series I	Series II	April 28, 2023
Invesco® V.I. NASDAQ 100 Buffer Fund - December	Series I	Series II	April 28, 2023
Invesco® V.I. S&P 500 Buffer Fund - March	Series I	Series II	April 28, 2023
Invesco® V.I. S&P 500 Buffer Fund - June	Series I	Series II	April 28, 2023
Invesco® V.I. S&P 500 Buffer Fund - September	Series I	Series II	April 28, 2023
Invesco® V.I. S&P 500 Buffer Fund - December	Series I	Series II	April 28, 2023
Invesco V.I. Small Cap Equity Fund	Series I	Series II	April 28, 2023
Invesco V.I. Technology Fund	Series I	Series II	April 28, 2023
Invesco V.I. U.S. Government Money Portfolio	Series I	Series II	April 28, 2023
This SAI is not a Prospectus, and it should be read in conjunction with the Prospectuses for the Funds listed above. Invesco Oppenheimer V.I. International Growth Fund, Invesco V.I. Capital Appreciation Fund, Invesco V.I. Conservative Balanced Fund, Invesco V.I. Discovery Mid Cap Growth Fund, Invesco V.I. Global Fund, Invesco V.I. Global Strategic Income Fund, Invesco V.I. Main Street Fund®, Invesco V.I. Main Street Small Cap Fund® and Invesco V.I. U.S. Government Money Portfolio were organized on May 24, 2019 for the purpose of acquiring the assets and liabilities of its corresponding predecessor fund (as defined below). Portions of each Fund’s and predecessor funds’ financial statements are incorporated
AVIF-SOAI-1

into this SAI by reference to each Fund’s most recent shareholder report for its fiscal year ended December 31, 2022.
.
You may obtain, without charge, a copy of any Prospectus and/or shareholder report for any Fund listed above from an authorized dealer or by writing to:
Invesco Distributors, Inc.
P.O. Box 219078
Kansas City, MO 64121-9078
or by calling (800) 959-4246
or on the Internet: http://www.invesco.com/us
Any reference to the term “Fund” or “Funds” throughout this SAI refers to each Fund named above unless otherwise indicated.
AVIF-SOAI-1

STATEMENT OF ADDITIONAL INFORMATION

i

ii

GENERAL INFORMATION ABOUT THE TRUST
Fund History
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the Trust) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end series management investment company. The Trust was originally organized as a Maryland corporation on January 22, 1993 and re-organized as a Delaware statutory trust on May 1, 2000. Under the Trust's Agreement and Declaration of Trust, as amended (the Trust Agreement), the Board of Trustees of the Trust (the Board) is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.
Prior to April 30, 2010, the Trust was known as AIM Variable Insurance Funds.
The following table shows each Fund’s current name and Fund history.
Fund	Fund History
Invesco Oppenheimer V.I. International Growth Fund*	On May 24, 2019, the Fund assumed the assets and liabilities of its predecessor fund Oppenheimer International Growth Fund/VA.

Invesco V.I. American Franchise Fund	On June 1, 2010, the Fund assumed the assets and liabilities of its predecessor fund Van Kampen LIT Capital Growth Portfolio.

Invesco V.I. American Value Fund	On June 1, 2010, the Fund assumed the assets and liabilities of its predecessor fund Van Kampen UIF U.S. Mid Cap Value Portfolio.

Invesco V.I. Balanced-Risk Allocation Fund	No prior history.

Invesco V.I. Capital Appreciation Fund*
Prior to April 30, 2021, the Fund was known as Invesco Oppenheimer V.I. Capital Appreciation
Fund. On May 24, 2019, the Fund assumed the assets and liabilities of its predecessor fund
Oppenheimer Capital Appreciation Fund/VA.

Invesco V.I. Comstock Fund	On June 1, 2010, the Fund assumed the assets and liabilities of its predecessor fund Van Kampen LIT Comstock Portfolio.

Invesco V.I. Conservative Balanced Fund*
Prior to April 30, 2021, the Fund was known as Invesco Oppenheimer V.I. Conservative
Balanced Fund. On May 24, 2019, the Fund assumed the assets and liabilities of its predecessor fund Oppenheimer Conservative Balanced Fund/VA.

Invesco V.I. Core Equity Fund	Prior to April 30, 2010, the Fund was known as AIM V.I. Core Equity Fund.

Invesco V.I. Core Plus Bond Fund
Prior to April 30, 2015, the Fund was known as Invesco V.I. Diversified Income Fund. Prior to
April 30, 2010, the Fund was known as AIM V.I. Diversified Income Fund. On April 29, 2022, the
Fund assumed the assets and liabilities of Invesco V.I. Core Bond Fund.

Invesco V.I. Discovery Mid Cap Growth Fund*
Prior to April 30, 2021, the Fund was known as Invesco Oppenheimer V.I. Discovery Mid Cap
Growth Fund. On May 24, 2019, the Fund assumed the assets and liabilities of its predecessor fund Oppenheimer Discovery Mid Cap Growth Fund/VA.

Invesco V.I. Diversified Dividend Fund	On June 1, 2010, the Fund assumed the assets and liabilities of its predecessor fund Morgan Stanley Variable Investment Series Dividend Growth Portfolio.

Invesco V.I. Equally-Weighted S&P 500 Fund
On June 1, 2010, the Fund assumed the assets and liabilities of its predecessor fund Morgan
Stanley Select Dimensions Investment Series Equally-Weighted S&P 500 Portfolio. On April 29,
2022, the Fund assumed the assets and liabilities of Invesco V.I. S&P 500 Index Fund.

Fund	Fund History
Invesco V.I. Equity and Income Fund	On June 1, 2010, the Fund assumed the assets and liabilities of its predecessor fund Van Kampen UIF Equity and Income Portfolio.

Invesco V.I. EQV International Equity Fund	Prior to April 29, 2022, the Fund was known as Invesco V.I. International Growth Fund. Prior to April 30, 2010, the Fund was known as AIM V.I. International Growth Fund.

Invesco V.I. Global Core Equity Fund	On June 1, 2010, the Fund assumed the assets and liabilities of its predecessor fund Van Kampen UIF Global Value Equity Portfolio.

Invesco V.I. Global Fund*	Prior to April 30, 2021, the Fund was known as Invesco Oppenheimer V.I. Global Fund. On May 24, 2019, the Fund assumed the assets and liabilities of its predecessor fund Oppenheimer Global Fund/VA.

Invesco V.I. Global Real Estate Fund	Prior to April 30, 2010, the Fund was known as AIM V.I. Global Real Estate Fund.

Invesco V.I. Global Strategic Income Fund*
Prior to April 30, 2021, the Fund was known as Invesco Oppenheimer V.I. Global Strategic
Income Fund. On May 24, 2019, the Fund assumed the assets and liabilities of its predecessor fund Oppenheimer Global Strategic Income Fund/VA.

Invesco V.I. Government Money Market Fund	Prior to April 29, 2016, the Fund was known as Invesco V.I. Money Market Fund. Prior to April 30, 2010, the Fund was known as AIM V.I. Money Market Fund.

Invesco V.I. Government Securities Fund	Prior to April 30, 2010, the Fund was known as AIM V.I. Government Securities Fund.

Invesco V.I. Growth and Income Fund	On June 1, 2010, the Fund assumed the assets and liabilities of its predecessor fund Van Kampen LIT Growth and Income Portfolio.

Invesco V.I. Health Care Fund	Prior to April 30, 2018, the Fund was known as Invesco V.I. Global Health Care Fund. Prior to April 30, 2010, the Fund was known as AIM V.I. Global Health Care Fund.

Invesco V.I. High Yield Fund	Prior to April 30, 2010, the Fund was known as AIM V.I. High Yield Fund.

Invesco V.I. Main Street Fund®*
Prior to April 30, 2021, the Fund was known as Invesco Oppenheimer V.I. Main Street Fund®.
On May 24, 2019, the Fund assumed the assets and liabilities of its predecessor fund
Oppenheimer Main Street Fund®/VA.

Invesco V.I. Main Street Mid Cap Fund®	Prior to April 30, 2021, the Fund was known as Invesco V.I. Mid Cap Core Equity Fund. Prior to April 30, 2010, the Fund was known as AIM V.I. Mid Cap Core Equity Fund.

Invesco V.I. Main Street Small Cap Fund®*
Prior to April 30, 2021, the Fund was known as Invesco Oppenheimer V.I. Main Street Small
Cap Fund®. On May 24, 2019, the Fund assumed the assets and liabilities of its predecessor fund Oppenheimer Main Street Small Cap Fund®/VA.

Invesco® V.I. NASDAQ 100 Buffer Fund - March	No prior history.

Invesco® V.I. NASDAQ 100 Buffer Fund - June	No prior history.

Invesco® V.I. NASDAQ 100 Buffer Fund - September	No prior history.

Invesco® V.I. NASDAQ 100 Buffer Fund - December	No prior history.

Fund	Fund History

Invesco® V.I. S&P 500 Buffer Fund - March	No prior history.

Invesco® V.I. S&P 500 Buffer Fund - June	No prior history.

Invesco® V.I. S&P 500 Buffer Fund - September	No prior history.

Invesco® V.I. S&P 500 Buffer Fund - December	No prior history.

Invesco V.I. Small Cap Equity Fund	Prior to April 30, 2010, the Fund was known as AIM V.I. Small Cap Equity Fund.

Invesco V.I. Technology Fund	Prior to April 30, 2010, the Fund was known as AIM V.I. Technology Fund.

Invesco V.I. U.S. Government Money Portfolio*
Prior to April 30, 2021, the Fund was known as Invesco Oppenheimer V.I. Government Money
Fund. On May 24, 2019, the Fund assumed the assets and liabilities of its predecessor fund
Oppenheimer Government Money Fund/VA.

*All historical financial information and other information contained in this SAI relating to the Fund (or any classes thereof) for periods ending on or prior to May 24, 2019 is that of its predecessor fund (or the corresponding classes thereof).
Shares of Beneficial Interest
Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust, in accordance with any applicable provisions of the Trust Agreement and applicable law, subject in certain circumstances to a contingent deferred sales charge, if applicable.
The Trust allocates cash and property it receives from the issue or sale of shares, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits and proceeds thereof, to the appropriate Fund, as applicable, subject only to the rights of creditors of that Fund. These assets constitute the assets belonging to each Fund, are segregated on the Trust’s books, and are charged with the liabilities and expenses of such Fund and its respective classes. The Trust allocates any general liabilities and expenses of the Trust not readily identifiable as belonging to a particular Fund primarily on the basis of relative net assets or other relevant factors, subject to oversight by the Board.
Each share of each Fund represents an equal pro rata interest in that Fund with each other share and is entitled to dividends and other distributions with respect to the Fund, which may be from income, capital gains, capital or distributions in kind, as declared by the Board.
Each class of shares of a Fund represents a proportionate undivided interest in the net assets belonging to that Fund.  Differing sales charges and expenses will result in differing net asset values and dividends and distributions.  Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of, or reasonable provision for, the outstanding liabilities of the Fund allocable to such class.
The Trust Agreement provides that each shareholder, by virtue of having become a shareholder of the Trust, is bound by terms of the Trust Agreement and the Trust’s Bylaws. Ownership of shares does not make shareholders third party beneficiaries of any contract entered into by the Trust.
The Trust is not required to hold annual or regular meetings of shareholders. Meetings of shareholders of a Fund or class will be held for any purpose determined by the Board, including from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the 1940 Act, state law or the provisions of the Trust Agreement. It is not expected that shareholder meetings will be held annually.

The Trust Agreement provides that the Board may authorize (i) a merger, consolidation or sale of assets (including, but not limited to, mergers, consolidations or sales of assets between two Funds, or between a Fund and a series of any other registered investment company), and (ii) the combination of two or more classes of shares of a Fund into a single class, each without shareholder approval but subject to applicable requirements under the 1940 Act and state law.
The Trust understands that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with the instructions received from owners of variable annuity contracts and variable life insurance policies (Contract Owners), annuitants and beneficiaries.  Fund shares held by a separate account as to which no instructions have been received will be voted for or against any proposition, or in abstention, in the same proportion as the shares of that separate account as to which instructions have been received.  Fund shares held by a separate account that are not attributable to Contract Owners will also be voted for or against any proposition in the same proportion as the shares for which voting instructions are received by that separate account.  If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.
Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses, as applicable.
Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of the Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with Invesco Advisers, Inc. (the Adviser or Invesco).
When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Shares do not have cumulative voting rights in connection with the election of Trustees or on any other matter.
Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of private for-profit corporations organized under Delaware law. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state, which does not recognize such limited liability, were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder personal liability for the debts, liabilities, obligations and expenses of the Trust and requires that every undertaking of the Trust or the Board relating to the Trust or any Fund include a recitation limiting such obligation to the Trust and its assets or to one or more of the Funds and the assets belonging thereto. The Trust Agreement provides for indemnification out of the property of a Fund (or class, as applicable) for all losses and expenses of any shareholder of such Fund held personally liable solely on account of being or having been a shareholder.
The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust or applicable Fund (Disabling Conduct). The Trust’s Bylaws generally provide for indemnification by the Trust of the trustees, officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgments or amounts paid in settlement in any actions by or in the right of the Trust. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers with Fund assets. The Trust’s Bylaws provide for the advancement of payments of expenses to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, for which such person would be entitled to indemnification; provided that any advancement of expenses would be reimbursed unless it is ultimately determined that such person is entitled to indemnification for such expenses.
The Trust Agreement provides that any Trustee who serves as chair of the Board, a member or chair of a committee of the Board, lead independent Trustee, or an expert on any topic or in any area (including an audit committee financial expert), or in any other special appointment will not be subject to any greater standard of care or liability because of such position.
The Trust Agreement provides a detailed process for the bringing of derivative actions by shareholders. A shareholder may only bring a derivative action on behalf of the Trust if certain conditions are met. Among other things, such conditions: (i) require shareholder(s) to make a pre-suit demand on the Trustees (unless such effort is not likely to succeed because a majority of the Board or the committee established to consider the merits of such action are not independent Trustees under Delaware law); (ii) require 10% of the beneficial owners to join in the pre-suit demand, or if a pre-suit demand is not required, require 10% of beneficial owners to join in the demand for the Board to commence such action; and (iii) afford the Trustees a reasonable amount of time to consider the request and investigate the basis of the claims (including designating a committee to consider the demand and hiring counsel or other advisers). These conditions generally are intended to provide the Trustees with the ability to pursue a claim if they believe doing so would be in the best interests of the Trust and its shareholders and to preclude the pursuit of claims that the Trustees determine to be without merit or otherwise not in the Trust’s best interest to pursue. Insofar as the federal securities laws supersede state law, these provisions do not apply to shareholder derivative claims that arise under the federal securities laws.
The Trust Agreement also generally requires that actions by shareholders in connection with or against the Trust or a Fund be brought only in certain Delaware courts, provided that actions arising under the U.S. federal securities laws are required to be brought in the United States District Court for the Southern District of New York and that the right to jury trial be waived to the fullest extent permitted by law. These provisions may result in increased shareholder costs in pursuing a shareholder derivative claim and/or may limit a shareholder's ability to bring a claim in a different forum.
Share Certificates
Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates and share certificates are not issued. Any certificate previously issued with respect to any shares is deemed to be cancelled without any requirement for surrender to the Trust.
DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS
Classification
The Trust is an open-end management investment company. Each of the Funds (except Invesco V.I. American Franchise Fund, Invesco V.I. Capital Appreciation Fund and Invesco V.I. Technology Fund) are classified as “diversified” for purposes of the 1940 Act. Each of Invesco® V.I. NASDAQ 100 Buffer Fund-September, Invesco® V.I. NASDAQ 100 Buffer Fund-December, Invesco® V.I. NASDAQ 100 Buffer Fund-March, Invesco® V.I. NASDAQ 100 Buffer Fund-June, Invesco® V.I. S&P 500 Buffer Fund-September, Invesco® V.I. S&P 500 Buffer Fund-December, Invesco® V.I. S&P 500 Buffer Fund-March and Invesco® V.I. S&P 500 Buffer Fund-June (collectively, the Buffer Funds) intend to be diversified in approximately the same proportion as its target index is diversified. However, the Buffer Funds may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its target index. Invesco V.I. American Franchise Fund, Invesco V.I. Capital Appreciation Fund and Invesco V.I. Technology Fund are classified as "non-diversified" for purposes of the 1940 Act, which means the Fund can invest a greater percentage of its assets in a small number of issuers or any one issuer than a diversified fund can.

Investment Strategies and Risks
Set forth below are detailed descriptions of the various types of securities and investment techniques that Invesco and/or the Sub-Advisers (as defined herein) may use in managing the Funds, as well as the risks associated with those types of securities and investment techniques. The descriptions of the types of securities and investment techniques below supplement the discussion of principal investment strategies and risks contained in each Fund's Prospectus. Where a particular type of security or investment technique is not discussed in a Fund’s Prospectus, that security or investment technique is not a principal investment strategy.
A Fund may invest in all of the following types of investments (unless otherwise indicated). A Fund might not invest in all of these types of securities or use all of these techniques at any one time. Invesco and/or the Sub-Advisers may invest in other types of securities and may use other investment techniques in managing the Funds, as well as securities and techniques not described. A Fund’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by a Fund’s investment objective, policies and restrictions described in that Fund’s Prospectus and/or this SAI, as well as the federal securities laws.
Unless a Fund’s prospectus or this SAI states that a percentage limitation or fundamental or non-fundamental restriction applies on an ongoing basis, it applies only at the time a Fund makes an investment. That means a Fund is not required to sell securities to meet the percentage limits or investment restrictions if the value of the investment increases in proportion to the size of a Fund. Percentage limits on borrowing apply on an ongoing basis.
Invesco V.I. Balanced-Risk Allocation Fund will seek to gain exposure to commodities primarily through investments in the Invesco Cayman Commodity Fund IV Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary).  Invesco V.I. Global Strategic Income Fund will seek to gain exposure to Regulation S securities through investments in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary).
The Funds' investment objectives, policies, strategies and practices described below are non-fundamental and may be changed without approval of the holders of the Funds’ voting securities, unless otherwise indicated.
Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio are categorized as a “Money Market Funds.” As such, Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio are managed in accordance with Rule 2a-7 and will only invest in debt investments that meet the portfolio requirements of Rule 2a-7 discussed in this SAI, including those related to maturity, quality, diversification, and liquidity.
Equity Investments
Common Stock. Each Fund (except Invesco V.I. Government Money Market Fund and Invesco V.I. Government Securities Fund) may invest in common stock.  Common stock is issued by a company principally to raise cash for business purposes and represents an equity or ownership interest in the issuing company. Common stockholders are typically entitled to vote on important matters of the issuing company, including the selection of directors, and may receive dividends on their holdings. A Fund participates in the success or failure of any company in which it holds common stock. In the event a company is liquidated or declares bankruptcy, the claims of bondholders, other debt holders, owners of preferred stock and general creditors take precedence over the claims of those who own common stock.
The prices of common stocks change in response to many factors including the historical and prospective earnings of the issuing company, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Small- and Mid-Capitalization Companies. Small-capitalization (small-cap) companies may be either established or newer companies, including “unseasoned” companies that have typically been in operation for less than three years. Mid-capitalization (mid-cap) companies are generally companies that have completed their initial start-up cycle, and in many cases have established markets and developed seasoned market teams.  While smaller companies might offer greater opportunities for gain than larger companies, they also involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Small- and mid-cap companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small- and mid-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Small- and mid-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. Securities of small, unseasoned companies may be particularly volatile, especially in the short-term, and may have very limited liquidity in a declining market. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
When the Fund invests in smaller company securities that might trade infrequently, investors might seek to trade Fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as “price arbitrage”). If such price arbitrage were successful, it might interfere with the efficient management of the Fund’s portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.
Investing in Special Situations. At times, investment benefit may be sought from what a portfolio manager considers to be “special situations,” such as mergers, reorganizations, restructurings or other unusual events, that are expected to affect a particular issuer. There is a risk that the expected change or event might not occur, which could cause the price of the security to fall, perhaps sharply. In that case, the investment might not produce the expected gains or might cause a loss. This is an aggressive investment technique that may be considered speculative.
Over-the-Counter Securities. Securities of small- and mid-capitalization issuers may be traded on securities exchanges or in the over-the-counter market. The over-the-counter markets, both in the U.S. and abroad, may have less liquidity than securities exchanges. That lack of liquidity can affect the price the Fund is able to obtain when it wants to sell a security, because if there are fewer buyers and less demand for a particular security, the Fund might not be able to sell it at an acceptable price or might have to reduce the price in writing in order to dispose of the security. There are a number of over-the-counter markets in the U.S., as well as those abroad, as long as a dealer is willing to make a market in a particular security.
Preferred Stock. Each Fund (except Invesco V.I. Government Money Market Fund and Invesco V.I. Government Securities Fund) may invest in preferred stock.  Preferred stock, unlike common stock, often offers a specified dividend rate payable from a company’s earnings. Preferred stock also generally has a preference over common stock on the distribution of a company’s assets in the event the company is liquidated or declares bankruptcy; however, the rights of preferred stockholders on the distribution of a company’s assets in the event of a liquidation or bankruptcy are generally subordinate to the rights of the company’s debt holders and general creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
Some fixed rate preferred stock may have mandatory sinking fund provisions which provide for the stock to be retired or redeemed on a predetermined schedule, as well as call/redemption provisions prior to maturity, which can limit the benefit of any decline in interest rates that might positively affect the price of preferred stocks. Preferred stock dividends may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals.
Equity-Linked Securities. Equity-linked securities are instruments whose value is based upon the value of one or more underlying equity securities, a reference rate or an index. Equity-linked securities come in many forms and may include features, among others, such as the following: (i) may be issued by the issuer of the underlying equity security or by a company other than the one to which the instrument is linked (usually an investment bank), (ii) may convert into equity securities, such as common stock, within a stated period from the issue date or may be redeemed for cash or some combination of cash and the linked security at a value based upon the value of the underlying equity security within a stated period from the issue date, (iii) may have various conversion features prior to maturity at the option of the holder or the issuer or both, (iv) may limit the appreciation value with caps or collars of the value of the underlying equity security and (v) may have fixed, variable or no interest payments during the life of the security which reflect the actual or a structured return relative to the underlying dividends of the linked equity security. Investments in equity-linked securities may subject a Fund to additional risks not ordinarily associated with investments in other equity securities. Because equity-linked securities are sometimes issued by a third party other than the issuer of the linked security, a Fund is subject to risks if the underlying equity security, reference rate or index underperforms or if the issuer defaults on the payment of the dividend or the common stock at maturity. In addition, the trading market for particular equity-linked securities may be less liquid, making it difficult for a Fund to dispose of a particular security when necessary and reduced liquidity in the secondary market for any such securities may make it more difficult to obtain market quotations for valuing the Fund’s portfolio.
Convertible Securities. Each Fund (except Invesco V.I. Government Money Market Fund and Invesco V.I. Government Securities Fund) may invest in convertible securities. Convertible securities are generally bonds, debentures, notes, preferred stocks or other securities or investments that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security is designed to provide current income and also the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objectives. Convertible securities have general characteristics similar to both debt and equity securities.
A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations and are designed to provide for a stable stream of income with generally higher yields than common stocks. However, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Moreover, convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common stock in order of preference or priority on an issuer’s balance sheet. To the extent that a Fund invests in convertible securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature.
Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities.

The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” The investment value of the convertible security typically will fluctuate based on the credit quality of the issuer and will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock, and will therefore be subject to risks relating to the activities of the issuer and general market and economic conditions. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument.
If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. Generally, if the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.
While a Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund’s financial reporting, credit rating and investment limitation purposes.
Contingent Convertible Securities (CoCos). CoCos (also referred to as contingent capital securities) are a form of hybrid fixed income security typically issued by non-U.S. banks that may either convert into common stock of the issuer or undergo a principal write-down by a predetermined percentage upon the occurrence of a “trigger” event, such as if (a) the issuer’s capital ratio falls below a specified level or (b) certain regulatory events, such as a change in regulatory capital requirements, affect the issuer’s continued viability. Unlike traditional convertible securities, the conversion is not voluntary and the equity conversion or principal write-down features are tailored to the issuing banking institution and its regulatory requirements. In certain circumstances, CoCos may be automatically written down to zero, thereby cancelling the securities, and investors (including a Fund) could lose the entire value of their investment even as the issuer remains in business. If such an event occurs, an investor may not have any rights to repayment of the principal amount of the securities that has not become due. Additionally, an investor may not be able to collect interest payments or dividends on such securities.
CoCos are subject to credit, interest rate and market risks associated with fixed income and equity securities generally, along with risks typically applicable to convertible securities. CoCos are also subject to loss absorption risk because coupon payments can potentially be cancelled or deferred at the issuer’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses. Additionally, certain call provisions permit an issuer to repurchase CoCos if the regulatory environment or tax treatment of the security (e.g., tax deductibility of interest payments) changes. This may result in a potential loss to the Fund if the price at which the issuer calls or repurchases the CoCos is lower than the initial purchase price by the Fund.
CoCos are subordinate in rank to traditional convertible securities and other debt obligations of an issuer in the issuer’s capital structure, and therefore, CoCos entail more risk than an issuer’s other debt obligations.
CoCos are generally speculative and their market value may fluctuate based on a number of unpredictable factors, including, but not limited to, the creditworthiness of the issuer and/or fluctuations in the issuer’s capital ratios, supply and demand for CoCos, general market conditions and available liquidity, and economic, financial and political events affecting the particular issuer or markets in general.
Enhanced Convertible Securities. “Enhanced” convertible securities are equity-linked hybrid securities that automatically convert to equity securities on a specified date. Enhanced convertibles have been designed with a variety of payoff structures, and are known by a variety of different names. Three features common to enhanced convertible securities are (i) conversion to equity securities at the maturity of the convertible (as opposed to conversion at the option of the security holder in the case of ordinary convertibles); (ii) capped or limited appreciation potential relative to the underlying common stock; and (iii) dividend yields that are typically higher than that on the underlying common stock. Thus, enhanced convertible securities offer holders the opportunity to obtain higher current income than would be available from a traditional equity security issued by the same company in return for reduced participation in the appreciation potential of the underlying common stock. Other forms of enhanced convertible securities may involve arrangements with no interest or dividend payments made until maturity of the security or an enhanced principal amount received at maturity based on the yield and value of the underlying equity security during the security’s term or at maturity.
Synthetic Convertible Securities. A synthetic convertible security is a derivative position composed of two or more distinct securities whose investment characteristics, taken together, resemble those of traditional convertible securities, i.e., fixed income and the right to acquire the underlying equity security. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a security or index.
Synthetic convertibles are typically offered by financial institutions in private placement transactions and are typically sold back to the offering institution. Upon conversion, the holder generally receives from the offering institution an amount in cash equal to the difference between the conversion price and the then-current value of the underlying security. Synthetic convertible securities differ from true convertible securities in several respects. The value of a synthetic convertible is the sum of the values of its fixed-income component and its convertibility component. Thus, the values of a synthetic convertible and a true convertible security will respond differently to market fluctuations. Purchasing a synthetic convertible security may provide greater flexibility than purchasing a traditional convertible security, including the ability to combine components representing distinct issuers, or to combine a fixed income security with a call option on a stock index, when the Adviser determines that such a combination would better further a Fund’s investment goals. In addition, the component parts of a synthetic convertible security may be purchased simultaneously or separately.
The holder of a synthetic convertible faces the risk that the price of the stock or the level of the market index underlying the convertibility component will decline. In addition, in purchasing a synthetic convertible security, a Fund may have counterparty risk with respect to the financial institution or investment bank that offers the instrument.
Alternative Entity Securities. Each Fund (except Invesco V.I. Government Money Market Fund and Invesco V.I. Government Securities Fund) may invest in alternative entity securities, which are the securities of entities that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities that are similar to common or preferred stock of corporations.
Special Purpose Acquisition Companies. Special purpose acquisition companies (“SPACs”) are investment entities, acquired through stocks, warrants and other securities, that pool funds to seek potential acquisition or merger opportunities. A SPAC is a publicly traded company that raises funds through an initial public offering (“IPO”) for the purpose of acquiring or merging with another company to be identified subsequent to the SPAC’s IPO. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional common shares or partial shares of the SPAC. In some cases, the rights and warrants may be separated from the common stock at the election of the holder, after which they may become freely tradeable. If a Fund purchases shares of a SPAC in an IPO it will generally bear a sales commission, which may be significant.
Unless and until a business combination transaction is completed, a SPAC generally invests its assets (which are constituted solely by the proceeds of the IPO), less a portion retained to cover expenses, in U.S. government securities, money market funds and similar investments whose returns or yields may be significantly lower than those of a Fund’s other investments. If an acquisition or merger that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC’s shareholders, less certain permitted expenses, and any rights or warrants issued by the SPAC will expire worthless. Under any circumstances in which a Fund receives a refund of all or a portion of its original investment in a SPAC, the returns on that investment may be negligible, and a Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher returns. Further, a Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled.
Because SPACs are in essence “blank check” companies without operating histories or ongoing business operations (other than identifying and pursuing acquisition or merger opportunities), the potential for the long term capital appreciation of their securities is dependent on the ability of the SPAC’s sponsor to identify and complete a profitable business combination. There is no guarantee that the SPACs in which a Fund invests will complete a business combination or that any transaction completed by the SPACs in which a Fund invests will be profitable. Even if a SPAC in which a Fund has invested identifies a desirable acquisition or merger target and reaches agreement with that company as to the terms of the business combination, there can be no guarantee that the transaction will ultimately be consummated because, among other conditions that must be satisfied, a requisite number of shareholders of the SPAC or of the target company do not vote in favor of the transaction. The values of investments in SPACs may be highly volatile and may depreciate significantly over time. Some SPACs may pursue acquisitions or mergers only within certain industries or regions, which may ultimately lead to an increase in the volatility of their prices following completion of a business combination. In addition, some of these securities may be considered illiquid and/or subject to restrictions on resale, leaving a Fund unable to sell its interest in a SPAC or able to sell its interest only at a price below what that Fund believes is the SPAC interest’s intrinsic value. Additionally, an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising their warrants to purchase shares of the SPAC.
Due to the risk of the loss of sponsors’ and other initial investors’ capital if an acquisition or merger is not consummated, sponsors of SPACs may be incentivized to consummate business combinations at less attractive valuations at the expense of SPAC shareholders. In addition, as the number of SPACs grows, there is greater competition among SPACs and traditional purchasers of companies, which further increases the likelihood that SPAC sponsors may be incentivized to consummate acquisitions or mergers at less attractive valuations, as well as the risk that SPACs cannot successfully complete business combinations.
Equity-Linked Notes (ELNs). ELNs are hybrid derivative-type instruments, in a single note form, that are specially designed to combine the characteristics of one or more reference securities (such as a single stock, exchange-traded fund, exchange-traded note, or an index or basket of securities (underlying securities)) and a related equity derivative, such as a put or call option. Generally, when purchasing an ELN, a Fund pays the counterparty the current value of the underlying securities plus a commission. Upon the maturity of the note, the Fund generally receives the par value of the note plus a return based on the appreciation of the underlying securities. A Fund may or may not hold an ELN until its maturity. If the underlying securities have depreciated in value or if their price fluctuates outside of a preset range, depending on the type of ELN, the Fund may receive only the principal amount of the note, or may lose the entire principal invested in the ELN. ELNs are available with an assortment of features, including periodic coupon payments; limitations on participation in the appreciation of the underlying securities; and different protection levels on the Fund’s principal investment. A Fund will only invest in ELNs for which the underlying security is a permissible investment for the Fund in accordance with its investment policies and restrictions. ELNs are generally in two types: (1) those that provide for protection of a Fund’s principal in exchange for limited participation in the appreciation of the underlying securities, and (2) those that do not provide for such protection and subject a Fund to the risk of loss of its principal investment.
Investments in ELNs possess the risks associated with the underlying securities, such as management risk, market risk and, as applicable, foreign securities and currency risks. In addition, as a note, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. An investment in an ELN also bears the risk that the ELN issuer will default or become bankrupt. In such an event, the Fund may have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. ELNs may be structured to be subordinated or unsubordinated to other classes of debt holders' right of payment. A downgrade or impairment to the credit rating of the issuer may also negatively impact the price of the ELN. The Fund may also experience liquidity issues when investing in ELNs, as ELN transactions generally take place in the over-the-counter institutional investment market as well as in privately negotiated transactions with ELN issuers. The secondary market for ELNs may be limited, and the lack of liquidity may make ELNs difficult to sell at a desirable time and price and value. The price of an ELN may not correlate with the price of the underlying securities or a fixed-income investment. As the holder of an ELN, the Fund generally has no rights to the underlying securities, including no voting rights or rights to receive dividends. The Adviser’s ability to accurately forecast movements in the underlying securities will determine the success of the Fund’s ELNs investments. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of its ELN investments, and it may realize losses, which could be significant and could include the Fund’s entire principal investment.
Foreign Investments
Foreign Securities. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other securities representing underlying securities of foreign issuers (foreign securities). ADRs are receipts, issued by U.S. banks, for the shares of foreign corporations, held by the bank issuing the receipt. ADRs are typically issued in registered form, denominated in U.S. dollars and designed for use in the U.S. securities markets. GDRs are bank certificates issued in more than one country for shares in a foreign company. The shares are held by a foreign branch of an international bank. GDRs trade as domestic shares but are offered for sale globally through the various bank branches. GDRs are typically used by private markets to raise capital and are denominated in either U.S. dollars or foreign currencies. EDRs are similar to ADRs and GDRs, except they are typically issued by European banks or trust companies, denominated in foreign currencies and designed for use outside the U.S. securities markets. ADRs, EDRs and GDRs entitle the holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs, EDRs or GDRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs, EDRs or GDRs that are “sponsored” are those where the foreign corporation whose shares are represented by the ADR, EDR or GDR is actively involved in the issuance of the ADR, EDR or GDR and generally provides material information about the corporation to the U.S. market. An “unsponsored” ADR, EDR or GDR program is one where the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR, EDR or GDR may not reflect important facts known only to the foreign company.
Foreign debt securities include corporate debt securities of foreign issuers, certain foreign bank obligations (see “Bank Instruments”) and U.S. dollar or foreign currency denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities (see “Foreign Government Obligations”), international agencies and supranational entities.
The Funds consider various factors when determining whether a company is in a particular country or in a particular region/continent, including whether (1) it is organized under the laws of a country or in a country in a particular region/continent; (2) it has a principal office in a country or in a country in a particular region/continent; (3) it derives 50% or more of its total revenues from businesses in a country or in a country in a particular region/continent; (4) its securities are traded principally on a security exchange, or in an over-the-counter (OTC) market, in a particular country or in a country in a particular region/continent; and/or (5) its “country of risk" as determined by a third party service provider such as Bloomberg. The issuer's “country of risk” is determined based on a number of criteria, including its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.
Investments by a Fund in foreign securities, including ADRs, EDRs and GDRs, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below in addition to those accompanying an investment in issuers in the United States.
Invesco V.I. Global Strategic Income Fund has no limitation on the amount of foreign securities in which it may invest but will not concentrate 25% or more of its total assets in the securities of any one foreign government. Invesco V.I. Government Money Fund and Invesco V.I. U.S. Government Money Portfolio will limit its investments in foreign securities to U.S. dollar denominated foreign debt securities in accordance with Rule 2a-7.
Currency Risk. The value in U.S. dollars of a Fund’s non-dollar-denominated foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and increases when the value of the U.S. dollar falls against such currency.
Political and Economic Risk. The economies of many countries may not be as developed as that of the United States’ economy and may be subject to significantly different forces. Political, economic or social instability and development, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of portfolio investments. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies. These factors may affect the value of investments in those companies. In addition, certain companies may operate in, or have dealings with, countries that the U.S. government has identified as state sponsors of terrorism. As a result, such companies may be subject to specific constraints or regulations under U.S. law and, additionally, may be subject to negative investor perception, either of which could adversely affect such companies' performance.
Regulatory Risk. Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls and disclosure requirements imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to Fund shareholders.
There is generally less government supervision and regulation of securities exchanges, brokers, dealers, and listed companies in foreign countries than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Foreign markets may also have different clearance and settlement procedures. If a Fund experiences settlement problems, it may result in temporary periods when a portion of that Fund’s assets are uninvested and could cause it to miss attractive investment opportunities or create a potential liability to that Fund arising out of its inability to fulfill a contract to sell such securities.
Market Risk. Investing in foreign markets generally involves certain risks not typically associated with investing in the United States. The securities markets in many foreign countries will have substantially lower trading volume than the U.S. markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Obtaining and/or enforcing judgments in foreign countries may be more difficult, and there is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers, each of which may make it more difficult to enforce contractual obligations. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may also be associated with the maintenance of assets in foreign jurisdictions. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.
Risks of Developing/Emerging Market Countries. Certain Funds may invest in securities of companies located in developing and emerging markets countries subject to limits included in the applicable Fund's prospectuses.
Unless a Fund’s prospectus includes a different definition, the Fund considers developing and emerging market countries to be those countries that are (i) generally recognized to be an emerging market country by the international financial community, including the World Bank, (ii) determined by the Adviser to be an emerging market country or (iii) its “country of risk” is an emerging market country as determined by a third party service provider such as Bloomberg. As of the date of this SAI, the Adviser considers “emerging market countries” to generally include every country in the world except those countries included in the MSCI World Index. The Adviser has broad discretion to identify countries that it considers to be emerging market countries and may consider various factors in determining whether to classify a country as an emerging market country, including a country’s relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and any other specific factors the Adviser believes to be relevant. Because emerging market equity and emerging market debt are distinct asset classes, a country may be deemed an emerging market country with respect to its equity only, its debt only, both its equity and debt, or neither.
Investments in developing and emerging market countries present risks in addition to, or greater than, those presented by investments in foreign issuers generally, and may include the following risks:
i. Restriction, to varying degrees, on foreign investment in stocks;
ii. Repatriation of investment income, capital, and the proceeds of sales in foreign countries may require foreign governmental registration and/or approval;
iii. Greater risk of fluctuation in the value of foreign investments due to changes in currency exchange rates, currency control regulations or currency devaluation. In addition, there may be higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes;
iv. Inflation and rapid fluctuations in inflation rates may have negative effects on the economies and securities markets of certain developing and emerging market countries;
v. Many of the developing and emerging market countries’ securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility;
vi. There is a risk in developing and emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies;
vii. Investments in such securities markets may be subject to unexpected market closures;
viii. The taxation systems at the federal, regional and local levels in developing or emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change. Developing or emerging market countries may also have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources;
ix. Less developed legal systems allowing for enforcement of private property rights and/or redress for injuries to private property, such as bankruptcy. The ability to bring and enforce actions in developing or emerging market countries, or to obtain information needed to pursue or enforce such actions, may be limited and shareholder claims may be difficult or impossible to pursue; and
x. Less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries and, as a result, the nature and quality of such information may vary. Information about such companies may be less available and reliable and, therefore, the ability to conduct adequate due diligence in developing or emerging markets may be limited which can impede the Fund's ability to evaluate such companies. In addition, certain developing or emerging market countries may impose material limitations on Public Company Accounting Oversight Board (“PCAOB”) inspection, investigation and enforcement capabilities which can hinder the PCAOB’s ability to engage in independent oversight or inspection of accounting firms located in or operating in certain developing or emerging markets. There is no guarantee that the quality of financial reporting or the audits conducted by audit firms of developing or emerging market issuers meet PCAOB standards.

Frontier Markets. The risks associated with investments in frontier market countries include all the risks associated with investments in developing and emerging markets. These risks are magnified for frontier market countries because frontier markets countries generally have smaller economies, even less developed capital markets, and are traditionally less accessible than traditional emerging and developing markets. As a result, investments in companies in frontier markets countries are generally subject to a higher risk of loss than investments in companies in traditional emerging and developing market countries due to less developed securities markets, different settlement procedures, greater price volatility, less developed governments and economies, more government restrictions, and the limited ability of foreign entities to participate in certain privatization programs. Investments in companies operating in frontier market countries are highly speculative in nature.
Investing in Greater China Risk. Investments in companies located or operating in Greater China involve risks not associated with investments in Western nations, such as nationalization, expropriation, or confiscation of property; difficulty in obtaining and/or enforcing judgments; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. For example, changes to their political and economic relationships with the mainland China could adversely impact the Fund’s investments in Taiwan and Hong Kong.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions, quota limitations, and clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The current political climate has intensified concerns about a potential trade war between China and the United States, as each country has recently imposed tariffs on the other country’s products. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.
Additionally, developing countries, such as those in Greater China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Chinese taxes that may apply to the Fund’s investments include income tax or withholding tax on dividends, interest or gains earned by the Fund, business tax and stamp duty. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund. Additionally, any difficulties of the PCAOB to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Risks of Investing in Chinese Variable Interest Entities. Many Chinese companies have created a special structure, which is based in China, known as a variable interest entity (“VIE”) as a means to circumvent limits on direct foreign ownership of equity in Chinese operating companies in certain sectors, such as internet, media, education and telecommunications, imposed by the Chinese government. Typically in such an arrangement, a China-based operating company establishes an offshore “holding” company in another jurisdiction that likely does not have the same disclosure, reporting, and governance requirements as the United States. The holding company issues shares, i.e., is “listed”, on a foreign exchange such as the New York Stock Exchange or the Hong Kong Stock Exchange. The listed holding company enters into service and other contracts with the China-based operating company, typically through the China-based VIE. The VIE must be owned by Chinese nationals (and/or other Chinese companies), which often are the VIE’s founders, in order to obtain the licenses and/or assets required to operate in the restricted or prohibited sector in China. The operations and financial position of the VIE are included in consolidated financial statements of the listed holding company. Foreign investors, including mutual funds and ETFs (such as the Fund), hold stock in the listed holding company rather than directly in the China-based operating company.
The VIE structure allows foreign shareholders to exert a degree of control and obtain economic benefits arising from the operating company but without formal legal ownership because the listed holding company’s control over the operating company is predicated entirely on contracts with the VIE. The listed holding company is distinct from the underlying operating company, and an investment in the listed holding company represents exposure to a company that maintains service contracts with the operating company, not equity ownership.
Investments in companies that use VIEs may pose additional risks because the investment is made through the listed holding company’s service and other contractual arrangements with the underlying Chinese operating company. As a result, such investment may limit the rights of an investor with respect to the underlying Chinese operating company. The contractual arrangements between the VIE and the operating company may not be as effective in providing operational control as direct equity ownership. The Chinese government could determine at any time and without notice that the underlying contractual arrangements on which control of the VIE is based violate Chinese law. While VIEs are a longstanding industry practice, well known to Chinese officials and regulators, VIEs historically have not been formally recognized under Chinese law. The owners of the VIE could decide to breach the contractual arrangements with the listed holding company and it is uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent loss, and in turn, adversely affect the Fund’s returns and net asset value.
The Chinese government previously placed restrictions on China-based companies raising capital offshore in certain sectors, including through VIEs, and investors face uncertainty about future actions by the Chinese government that could significantly affect the operating company’s financial performance and the enforceability of the contractual arrangements underlying the VIE structure. It is uncertain whether Chinese officials or regulators will withdraw their acceptance of the VIE structure, or whether any new laws, rules or regulations relating to VIE structures will be adopted and what impact such laws may have on foreign investors. There is a risk that China might prohibit the existence of VIEs or sever their ability to transmit economic and governance rights to foreign individuals and entities; if so, the market value of any associated portfolio holdings would likely suffer substantial, detrimental, and possibly permanent loss.
Chinese companies, including those listed on U.S. exchanges, are generally not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about VIEs may be less reliable or complete. Foreign companies with securities listed on U.S. exchanges, including those that utilize VIEs, may be delisted if they do not meet the requirements of the listing exchange, the Public Company Accounting Oversight Board (“PCAOB”) and the U.S. government, which could significantly decrease the liquidity and value of such securities. Actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the liquidity and value of such securities.

Risks of Investments in China A-shares through the Stock Connect Program. The Shanghai-Hong Kong Stock Connect program and the Shenzhen-Hong Kong Stock Connect program (both programs collectively referred to as the Connect Program) are securities trading and clearing programs through which the Funds can trade eligible listed China A-shares. The Connect Program is subject to quota limitations and an investor cannot purchase and sell the same security on the same trading day, which may restrict a Fund’s ability to invest in China A-shares through the Connect Program and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the Connect Program is not trading, with the result that prices of China A-shares may fluctuate at times when the Fund is unable to add to or exit its position. Only certain China A-shares are eligible to be accessed through the Connect Program. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Connect Program. Because the Connect Program is still relatively in its early stages, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is currently unknown. The Connect Program is subject to regulations promulgated by regulatory authorities for the Shanghai Stock Exchange, the Stock Exchange of Hong Kong Limited, and the Shenzhen Stock Exchange, and further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Connect Program, if the authorities believe it necessary to assure orderly markets or for other reasons. There is no guarantee that all three exchanges will continue to support the Connect Program in the future and no assurance that further regulations will not adversely affect the availability of securities under Stock Connect or other operational arrangements.
Investments in China A-shares may not be covered by the securities investor protection programs of the exchanges and, without the protection of such programs, will be subject to the risk of default by the broker. In the event that the depository of the Shanghai Stock Exchange and the Shenzhen Stock Exchange defaulted, a Fund may not be able to recover fully its losses from the depository or may be delayed in receiving proceeds as part of any recovery process. In addition, because all trades on the Connect Program in respect of eligible China A-shares must be settled in Renminbi (RMB), the Chinese currency, the Funds investing through the Connect Program must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed. The existence of a liquid trading market for China A-shares may depend on whether there is supply of, and demand for, such China A-shares. Market volatility and settlement difficulties in the China A-shares markets may also result in significant fluctuations in the prices of the securities traded on such markets.
China A-shares purchased through the Connect Program are held in nominee name and not the Fund’s name as the beneficial owner. It is possible, therefore, that a Fund’s ability to exercise its rights as a shareholder and to pursue claims against the issuer of China A-shares may be limited because the nominee structure has not been tested in Chinese courts, as Chinese courts generally have limited experience in applying the concept of beneficial ownership and the law in that area continues to evolve. In addition, a Fund may not be able to participate in corporate actions affecting China A-shares held through the Connect Program due to time constraints or for other operational reasons.
Trades on the Connect Program are subject to certain requirements prior to trading. If these requirements are not completed prior to the market opening, a Fund cannot sell the shares on that trading day. In addition, these requirements may limit the number of brokers that a Fund may use to execute trades. If an investor holds 5% or more of the total shares issued by a China A-share issuer, whether or not such shares were acquired through the Stock Connect Program, the investor must return any profits obtained from the purchase and sale of those shares if both transactions occur within a six-month period. If a Fund holds 5% or more of the total shares of a China A-share issuer through its Connect Program investments, its profits may be subject to these limitations. All accounts managed by the Adviser and/or its affiliates will be aggregated for purposes of this 5% limitation, which makes it more likely that a Fund's profits may be subject to these limitations.
Risks of Investments in the China Interbank Bond Market through the Bond Connect Program. Certain Funds may invest in China onshore bonds traded on the China Interbank Bond Market (“CIBM”) through the China – Hong Kong Bond Connect Program (“Bond Connect”). In China, the Hong Kong Monetary Authority Central Moneymarkets Unit holds Bond Connect securities on behalf of ultimate investors (such as the Funds) in accounts maintained with a China-based custodian (either the China Central

Depository & Clearing Co. or the Shanghai Clearing House). This recordkeeping system subjects a Fund to various risks, including the risks of settlement delays and counterparty default of the China custodian and Hong Kong custody agent. In addition, the Fund may have a limited ability to enforce rights as a bondholder because enforcing the ownership rights of a beneficial holder of Bond Connect securities is untested and courts in China have limited experience in applying the concept of beneficial ownership.
Bond Connect uses the trading infrastructure of both Hong Kong and China and is not available on trading holidays in Hong Kong. As a result, prices of securities purchased through Bond Connect may fluctuate at times when the Fund is unable to add to or exit its position. Securities offered through Bond Connect may lose their eligibility for trading through Bond Connect at any time. If Bond Connect securities lose their eligibility for trading through Bond Connect, they may be sold but can no longer be purchased through Bond Connect.
Because Bond Connect trades are settled in RMB, the Funds investing through Bond Connect must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed.
Market volatility and potential lack of liquidity due to low trading volume of certain bonds on the CIBM may result in prices of such bonds fluctuating significantly, exposing a Fund to liquidity and volatility risks. The bid-ask spreads of the prices of such securities may be large, and a Fund may therefore incur significant costs and may suffer losses when selling such investments. Bonds traded on the CIBM may be difficult or impossible to sell, which may impact a Fund’s ability to acquire or dispose of such securities at their expected prices.
Bond Connect is relatively new and its effects on the Chinese interbank bond market are uncertain. Trading through Bond Connect is performed through newly developed trading platforms and operational systems, and in the event of systems malfunctions or extreme market conditions, trading via Bond Connect could be disrupted. There can be no assurance as to Bond Connect’s continued existence or whether future developments regarding Bond Connect (including further interpretation and guidance provided by regulators in Hong Kong and China) may restrict or adversely affect the Fund’s investments or returns. Finally, uncertainties in China tax rules governing taxation of income and gains from investments via Bond Connect could result in unexpected tax liabilities for a Fund.
Foreign Government Obligations. Each Fund (other than Invesco V.I. EQV International Equity Fund and Invesco V.I. Main Street Mid Cap Fund®) may invest in debt securities of foreign governments. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above under “Foreign Securities”. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country’s willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as “Brady Bonds.” The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may impair the debtor’s ability or willingness to service its debts.
Foreign Exchange Transactions. Each Fund (except Invesco V.I. Government Money Market Fund)  may invest in foreign currency-denominated securities and have the authority to purchase and sell put and call options on foreign currencies (foreign currency options), foreign currency futures contracts and related options, and currency-related swaps, and may engage in foreign currency transactions either on a spot (i.e., for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts (see “Forward Foreign Currency Contracts”). The use of these instruments may result in a loss to a Fund if the counterparty to the transaction (particularly with respect to

OTC derivatives, as discussed further below) does not perform as promised, including because of such counterparty’s bankruptcy or insolvency.
The Funds will incur costs in converting assets from one currency to another. Foreign exchange dealers may charge a fee for conversion. In addition, dealers may realize a profit based on the difference between the prices at which they buy and sell various currencies in the spot and forward markets.
A Fund will generally engage in these foreign exchange transactions in order to complete a purchase or sale of foreign currency denominated securities. The Funds may also use foreign currency options, forward foreign currency contracts, foreign currency futures contracts and currency-related swap contracts to increase or reduce exposure to a foreign currency, to shift exposure from one foreign currency to another in a cross currency hedge  or to enhance returns. These transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currencies; however, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Certain Funds may also engage in foreign exchange transactions, such as forward contracts, for non-hedging purposes to enhance returns.
A Fund may purchase and sell foreign currency futures contracts and purchase and write foreign currency options to increase or decrease its exposure to different foreign currencies. A Fund may also purchase and write foreign currency options in connection with foreign currency futures contracts or forward foreign currency contracts. Foreign currency futures contracts are traded on exchanges and have standard contract sizes and delivery dates. Most foreign currency futures contracts call for payment or delivery in U.S. dollars. The uses and risks of foreign currency futures contracts are similar to those of futures contracts relating to securities or indices (see “Futures Contracts”). Foreign currency futures contracts’ values can be expected to correlate with exchange rates but may not reflect other factors that affect the value of the Fund’s investments.
Whether or not any hedging strategy will be successful is highly uncertain, and use of hedging strategies may leave a Fund in a less advantageous position than if a hedge had not been established. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward foreign currency contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if Invesco’s or the Sub-Advisers’ predictions regarding the movement of foreign currency or securities markets prove inaccurate.
Certain Funds may hold a portion of their assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Foreign exchange transactions may involve some of the risks of investments in foreign securities. For a discussion of tax considerations relating to foreign currency transactions, see “Dividends, Distributions and Tax Matters — Tax Matters — Tax Treatment of Portfolio Transactions — Foreign currency transactions.”
Under definitions adopted by the Commodity Futures Trading Commission (CFTC) and the U.S. Securities and Exchange Commission (SEC), non-deliverable foreign exchange forwards and OTC foreign exchange options are considered “swaps.” These instruments are therefore included in the definition of “commodity interests” for purposes of determining whether fund service providers qualify for certain exemptions and exclusions from regulation by the CFTC. Although non-deliverable forward foreign currency contracts have historically been traded in the OTC market, as swaps they may in the future be regulated to be centrally cleared and traded on public execution facilities. For more information, see “Forward Foreign Currency Contracts” and “Swaps.”
Passive Foreign Investment Companies. Under U.S. tax laws, passive foreign investment companies (PFICs) are those foreign corporations which generate primarily “passive” income. Passive income is defined as any income that is considered foreign personal holding company income under the Internal Revenue Code of 1986, as amended (Code). For federal tax purposes, a foreign corporation is deemed to be a PFIC if 75% or more of its gross income during a taxable year is passive income or if 50% or more of its assets during a taxable year are assets that produce, or are held to produce, passive income.

Foreign mutual funds are generally deemed to be PFICs, since nearly all of the income of a mutual fund is passive income. Foreign mutual funds investments may be used to gain exposure to the securities of companies in countries that limit or prohibit direct foreign investment; however, investments in foreign mutual funds by a Fund are subject to limits under the Investment Company Act.
Other types of foreign corporations may also be considered PFICs if their percentage of passive income or passive assets exceeds the limits described above. A determination as to whether a foreign corporation is considered a PFIC is based on an interpretation of complex provisions of the tax law. Accordingly, there can be no assurance that a conclusion regarding a corporation's status as a PFIC will not be challenged by the Internal Revenue Service (IRS) and conclusions as to a corporation's PFIC status may vary depending on who is doing the analysis. Unless a Fund makes an election with respect to its investment in a PFIC, which election may not always be possible, income from the disposition of a PFIC investment and from certain PFIC distributions may be subject to adverse tax treatment. The application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund to tax on certain income from PFIC shares. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Although every effort is made to ensure compliance with federal tax reporting requirements for these investments, foreign corporations that are PFICs for federal tax purposes may not always be recognized as such or may not provide a Fund with all information required to report, or make an election with respect to, such investment.
A foreign issuer will not be treated as a PFIC with respect to a shareholder if such issuer is a controlled foreign corporation for U.S. federal income tax purposes (CFC) and the shareholder holds (directly, indirectly, or constructively) 10% or more of the voting interests in or total value of such issuer. In such a case, the shareholder generally would be required to include in gross income each year, as ordinary income, its share of certain amounts of a CFC’s income, whether or not the CFC distributes such shareholder’s share of such amounts to it. Under proposed regulations, such income will be considered “qualifying income” for purposes of a shareholder’s qualification as a regulated investment company only to the extent such income is timely distributed to that shareholder.
Additional risks of investing in other investment companies are described under “Other Investment Companies.”
Floating Rate Corporate Loans and Corporate Debt Securities of Non-U.S. Borrowers. Floating rate loans that are made to and floating rate debt securities that are issued by non-U.S. borrowers in which the Funds invest will be U.S. dollar-denominated or otherwise provide for payment in U.S. dollars, and any such borrower meets the credit quality standards established by Invesco and the Sub-Advisers for U.S. borrowers. The Funds similarly may invest in floating rate loans and floating rate debt securities made to and issued by U.S. borrowers with significant non-U.S. dollar-denominated revenues; provided that the loans are U.S. dollar-denominated or otherwise provide for payment to the Funds in U.S. dollars. In all cases where the floating rate loans or floating rate debt securities are not denominated in U.S. dollars, provisions will be made for payments to the lenders, including the Funds, in U.S. dollars pursuant to foreign currency swaps or the currency risk of the transaction will be hedged using forward foreign currency contracts.
Foreign Bank Obligations. Foreign bank obligations include certificates of deposit, banker’s acceptances and fixed time deposits and other obligations (a) denominated in U.S. dollars and issued by a foreign branch of a domestic bank (Eurodollar Obligations), (b) denominated in U.S. dollars and issued by a domestic branch of a foreign bank (Yankee Dollar Obligations), or (c) issued by foreign branches of foreign banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.
Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio may invest in foreign bank obligations, including Eurodollar obligations and Yankee Dollar Obligations as follows: (a) Eurodollar Obligations (as defined above), if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch for any reason fails to pay on the Eurodollar obligation; and (b) Yankee Dollar Obligations (as defined above), if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks.  Such investments are limited to the investment restrictions of the Fund as a government money market fund.
Eurozone Investment Risks. The European Union (EU) is an economic and political union of most western European countries and a growing number of eastern European countries, collectively known as “member states.” One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (ECB).
The global economic crisis that began in 2008 has caused severe financial difficulties for many EU member states, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Recovery from the crisis has been challenged by high unemployment and budget deficits as well as by weaknesses in sovereign debt issued by Greece, Spain, Portugal, the Republic of Ireland, Italy and other EU member states. The sovereign debt of several of these countries was downgraded in 2012 and many remain subject to further downgrades, which may have a negative effect on European and non-European banks that have significant exposure to sovereign debt. Since 2010, several countries, including Greece, Italy, Spain, the Republic of Ireland and Portugal, agreed to multi-year bailout loans from the ECB, the International Monetary Fund (IMF), and other institutions. To address budget deficits and public debt concerns, a number of European countries have imposed strict austerity measures and comprehensive financial and labor market reforms.
Some EU member states may continue to be dependent on assistance from the ECB, the IMF, or other governments and institutions. Such assistance could depend on a country’s implementation of reforms or attainment of a certain level of performance. Failure by one or more EU member states to reach those objectives or an insufficient level of assistance could result in a deeper or prolonged economic downturn, which could have a significant adverse effect on the value of investments in European countries. By adopting the euro, a member state relinquishes control of its own monetary policies. As a result, EU member states are significantly affected by fiscal and monetary controls implemented by the EMU and may be limited to some degree from implementing their own economic policies. The euro may not fully reflect the strengths and weaknesses of the various economies that comprise the EMU and Europe generally.
Additionally, it is possible that EMU member states could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the EMU. The effects of such outcomes on the rest of the Eurozone and global markets as a whole are unpredictable, but are likely to be negative, including adversely impacted market values of Eurozone and various other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably. Furthermore, the United Kingdom’s (“UK”) departure from the EU, known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the UK. Uncertainty relating to the withdrawal procedures and timeline may have adverse effects on asset valuations and the renegotiation of current trade agreements, as well as an increase in financial regulation of UK banks. While the full impact of Brexit is unknown, market disruption in the EU and globally may have a negative effect on the value of the Fund’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.

Risks Related to Russian Invasion of Ukraine. In late February 2022, Russian military forces invaded Ukraine, significantly amplifying already existing geopolitical tensions among Russia, Ukraine, Europe, the North Atlantic Treaty Organization (NATO), and the West. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities such as oil and natural gas.
Following Russia’s actions, various countries, including the U.S., Canada, the United Kingdom, Germany, and France, among others, as well as the European Union, issued broad-ranging economic sanctions against Russia. The sanctions freeze certain Russian assets and prohibit trading by individuals and entities in certain Russian securities, engaging in certain private transactions, and doing business with certain Russian corporate entities, large financial institutions, officials and oligarchs. The sanctions include a commitment by certain countries and the European Union to remove selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications, commonly called “SWIFT,” the electronic network that connects banks globally, and imposed restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. A number of large corporations have since withdrawn from Russia or suspended or curtailed their Russia-based operations.
The imposition of these current sanctions (and the potential for further sanctions in response to Russia’s continued military activity) and other actions undertaken by countries and businesses may adversely impact various sectors of the Russian economy, including, but not limited to, the financials, energy, metals and mining, engineering, and defense and defense-related materials sectors. Such actions also may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble, and could impair the ability of a Fund to buy, sell, receive, or deliver those securities. Moreover, the measures could adversely affect global financial and energy markets and thereby negatively affect the value of a Fund’s investments beyond any direct exposure to Russian issuers or those of adjoining geographic regions.
In response to sanctions, the Russian Central Bank raised its interest rates and banned sales of local securities by foreigners. Russia also prevented the export of certain goods and payments to foreign shareholders of Russian securities. Russia may take additional countermeasures or retaliatory actions, which may further impair the value and liquidity of Russian securities and Fund investments. Such actions could, for example, include restricting gas exports to other countries, the seizure of U.S. and European residents’ assets, or undertaking or provoking other military conflict elsewhere in Europe, any of which could exacerbate negative consequences on global financial markets and the economy. The actions discussed above could have a negative effect on the performance of Funds that have exposure to Russia. While diplomatic efforts have been ongoing, the conflict between Russia and Ukraine is unpredictable and has the potential to result in broader military actions. The duration of the ongoing conflict and corresponding sanctions and related events cannot be predicted and may result in a negative impact on Fund performance and the value of Fund investments, particularly as it relates to Russian exposure.
Exchange-Traded Funds
Exchange-Traded Funds (ETFs). Each Fund (except Invesco V.I. Government Money Market Fund) may purchase shares of ETFs.  Most ETFs are registered under the 1940 Act as investment companies, although others may not be registered as investment companies and are registered as commodity pools. Therefore, a Fund’s purchase of shares of an ETF may be subject to the restrictions on investments in other investment companies discussed under “Other Investment Companies.” ETFs have management fees, which increase their cost. The Fund may invest in ETFs advised by unaffiliated advisers as well as ETFs advised by Invesco Capital. Invesco, the Sub-Advisers and Invesco Capital are affiliates of each other as they are all indirect wholly-owned subsidiaries of Invesco Ltd.
Generally, ETFs hold portfolios of securities, commodities and/or currencies that are designed to replicate, as closely as possible before expenses, the performance of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. Furthermore, there can be no assurance that the portfolio of securities, commodities and/or currencies purchased by an ETF will replicate a particular index. Some ETFs are actively managed and instead of replicating a particular index they seek to outperform it, or outperform a basket of securities or price of a commodity or currency.
Only Authorized Participants (APs) may engage in creation or redemption transactions directly with ETFs. ETF shares are sold to and redeemed by APs at net asset value only in large blocks called creation units and redemption units, respectively. Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for ETF shares. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to an ETF and no other AP is able to step forward to create or redeem units of an ETF, an ETF’s shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts and/or delisting. ETF shares may be purchased and sold by all other investors in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.
Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Exchange-Traded Notes
Exchange-Traded Notes (ETNs). ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When a Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. A decision to sell ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN.
ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (IRS) will accept, or a court will uphold, how ETNs are characterized or treated for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.
An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.
The market value of ETNs may differ from their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN trades at a premium or discount to its market benchmark or strategy.
Debt Investments
U.S. Government Obligations. U.S. government obligations are obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations.
U.S. government obligations may be, (i) supported by the full faith and credit of the U.S. Treasury, (ii) supported by the right of the issuer to borrow from the U.S. Treasury, (iii) supported by the discretionary authority of the U.S. government to purchase the agency’s obligations, or (iv) supported only by the credit of the instrumentality. There is a risk that the U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In that case, if the issuer were to default, a Fund holding securities of such issuer might not be able to recover its investment from the U.S. government. For example, while the U.S. government has provided financial support to Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. There also is no guarantee that the government would support Federal Home Loan Banks. Accordingly, securities of FNMA, FHLMC and Federal Home Loan Banks, and other agencies, may involve a risk of non-payment of principal and interest. Any downgrade of the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities. Additionally, from time to time uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt limit, commonly called the “debt ceiling,” could increase the risk that the U.S. government may default on payments on certain U.S. government securities, cause the credit rating of the U.S. government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.
Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (CPI) accruals as part of a semiannual coupon.
Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semiannual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. Certain Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (CPI-U), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
Temporary Investments. Each Fund may invest a portion of its assets in affiliated money market funds or in other types of money market instruments in which those funds would invest or other short-term U.S. government securities for cash management purposes. Each Fund (except Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio) may invest up to 100% of its assets in investments that may be inconsistent with the Fund's principal investment strategies for temporary defensive purposes in anticipation of or in response to adverse market, economic, political or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions. Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio may, from time to time, take temporary defensive positions by holding cash, shortening the Fund's dollar-weighted average portfolio maturity or investing in other securities that are Eligible Securities for purchase by money market funds as described herein, in anticipation of or in response to adverse market, economic, political or other market conditions. As a result, a Fund may not achieve its investment objective.
Rule 2a-7 Requirements.
As permitted by Rule 2a-7 under the 1940 Act, Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Rule 2a-7 imposes requirements as to the diversification of the Funds, quality of portfolio securities, maturity of the Funds and of individual securities  and liquidity of the Funds. The discussion of investments in this SAI is qualified by Rule 2a-7 limitations  with respect to Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio.
As a “Government Money Market Fund” under Rule 2a-7, Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio (1) are permitted to use the amortized cost method of valuation to seek to maintain a stable $1.00 share price, (2) must invest at least 99.5% of their total assets in cash, government securities and/or repurchase agreements that are “collateralized fully” (i.e., backed by cash or government securities) and (3) are not subject to a liquidity fee and/or a redemption gate on fund redemptions which might apply to other types of funds in the future should certain triggering events specified in Rule 2a-7 occur. (In conformance with Rule 2a-7, the Board has reserved its ability to change this policy with respect to liquidity fees and/or redemption gates, but such change would only become effective after shareholders were provided with specific advance notice of a change in the Fund’s policy and have the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.)
Diversification. In summary, Rule 2a-7 requires that a money market fund may not invest in the securities of any issuer if, as a result, more than 5% of the Fund’s total assets would be invested in that issuer; provided that, each Fund may invest up to 25% of its total assets in securities of a single issuer for up to three business days after acquisition. Certain securities are not subject to this diversification requirement. These include: government securities; certain repurchase agreements; and shares of certain money market funds. Rule 2a-7 imposes a separate diversification test upon the acquisition of a guarantee or demand feature. (A demand feature is, in summary, a right to sell a security at a price equal to its approximate amortized cost plus accrued interest). Government security generally means any security issued or guaranteed as to principal or interest by the U.S. government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing.
For purposes of these diversification requirements with respect to issuers of Municipal Securities (defined under the caption Municipal Securities), each state (including the District of Columbia and Puerto Rico), territory and possession of the United States (U.S.), each political subdivision, agency, instrumentality, and authority thereof, and each multi-state agency of which a state is a member is a separate “issuer.” When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond or private activity bond, if such bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer.
Quality. The Funds may invest only in U.S. dollar denominated securities that are "Eligible Securities" as defined in Rule 2a-7.  Rule 2a-7 defines an Eligible Security, in summary, as a security with a remaining maturity of 397 calendar days or less that the Funds’ investment adviser (subject to oversight and pursuant to guidelines established by the Board) determines present minimal credit risk to the Fund. The eligibility of a security with a guarantee may be determined based on whether the guarantee is an Eligible Security.
The Funds will limit investments to those which are Eligible Securities as defined by applicable regulations at the time of purchase.
Maturity. Under Rule 2a-7, the Fund may invest only in securities having remaining maturities of 397 calendar days or less.   The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The maturity of a security is determined in compliance with Rule 2a-7, which for purposes of the dollar-weighted average portfolio maturity permits, among other things, certain securities bearing adjustable interest rates to be deemed to have a maturity shorter than their stated maturity.
Liquidity. Under Rule 2a-7, a Fund must hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions in light of the Funds’ obligations under section 22(e) of the 1940 Act (which forbids the suspension of the right of redemption, or postponement of the date of payment or satisfaction upon redemption for more than seven days after the tender of such security for redemption, subject to specified exemptions) and any commitments the Funds have made to shareholders. In addition, the Fund shall not acquire an illiquid security if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in illiquid securities. The Funds shall also not acquire any security other than a Daily Liquid Asset (cash, direct obligations of the U.S. government, and other securities that will mature or are subject to a demand feature that is exercisable and payable within one business day and amounts receivable and unconditionally due within one business day on pending sales of portfolio securities) if, immediately after the acquisition the Fund would have invested less than 10% of its total assets in Daily Liquid Assets.  The Fund shall not acquire any security other than a Weekly Liquid Asset (cash, direct obligations of the U.S. government, government securities issued by a person controlled or supervised by and acting as an instrumentality of the U.S. government pursuant to authority granted by the Congress that are issued at a discount to the principal amount to be repaid at maturity and have a remaining maturity of 60 days or less, securities that will mature or are subject to a demand feature that is exercisable and payable within 5 business days and amounts receivable and unconditionally due within 5 business days on pending sales of portfolio securities) if, immediately after the acquisition, the Fund would have invested less than 30% of its total assets in Weekly Liquid Assets.
Changing Interest Rates. In a low or negative interest rate environment, debt securities may trade at, or be issued with, negative yields, which means the purchaser of the security may receive at maturity less than the total amount invested. In addition, in a negative interest rate environment, if a bank charges negative interest, instead of receiving interest on deposits, a depositor must pay the bank fees to keep money with the bank. To the extent a Fund holds a negatively-yielding debt security or has a bank deposit with a negative interest rate, the Fund would generate a negative return on that investment. Cash positions may also subject a Fund to increased counterparty risk to the Fund's bank. Debt market conditions are highly unpredictable and some parts of the market are subject to dislocations. In the past, the U.S. government and certain foreign central banks have taken steps to stabilize markets by, among other things, reducing interest rates. To the extent such actions are pursued, they present heightened risks to debt securities, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes. In recent years, the U.S. government began implementing increases to the federal funds interest rate and there may be further rate increases. As interest rates rise, there is risk that rates across the financial system also may rise. To the extent rates increase substantially and/or rapidly, the Funds may be subject to significant losses.
In a low or negative interest rate environment, some investors may seek to reallocate assets to other income-producing assets. This may cause the price of such higher yielding instruments to rise, could further reduce the value of instruments with a negative yield, and may limit a Fund's ability to locate fixed income instruments containing the desired risk/return profile. Changing interest rates, including, rates that fall below zero, could have unpredictable effects on the markets and may expose fixed income markets to heightened volatility, increased redemptions, and potential illiquidity.
With respect to a money market fund, which seeks to maintain a stable $1.00 price per share, a low or negative interest rate environment could impact the money market fund’s ability to maintain a stable $1.00 share price. During a low or negative interest rate environment, such money market fund may reduce the number of shares outstanding on a pro rata basis through reverse stock splits, negative dividends or other mechanisms to seek to maintain a stable $1.00 price per share, to the extent permissible by applicable law and its organizational documents. Alternatively, the money market fund may discontinue using the amortized cost method of valuation to maintain a stable $1.00 price per share and establish a fluctuating NAV per share rounded to four decimal places by using available market quotations or equivalents.
Cash Positions Risk. As government money market funds, a portion of Invesco V.I. Government Money Market Fund's assets and Invesco V.I. U.S. Government Money Portfolio's assets will likely be held in cash, which may negatively affect their performance. Maintaining cash positions may also subject those funds to additional risks, such as increased counterparty risk exposure to the custodian bank holding the assets held in cash.
Mortgage-Backed and Asset-Backed Securities. Mortgage-backed and asset-backed securities, include commercial mortgage-backed securities (CMBS) and residential mortgage-backed securities (RMBS).
Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or issued by non-government entities, such as commercial banks and other private lenders. Mortgage-related securities represent ownership in pools of mortgage loans assembled for sale to investors by various government agencies such as the Government National Mortgage Association (GNMA) and government-related organizations such as the FNMA and the FHLMC, as well as by non-government issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. These securities differ from conventional bonds in that the principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, a Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor.
In addition, there are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as Ginnie Maes) which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly-owned by the U.S. government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as Fannie Maes) and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity (GSE) wholly-owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as Freddie Macs) and are guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a GSE wholly-owned by public stockholders.
Another type of mortgage-related security issued by GSEs, such as FNMA and FHLMC, is credit risk transfer securities. GSE credit risk transfer securities are unguaranteed and unsecured fixed or floating rate general obligations issued by GSEs, which are typically issued at par and have stated final maturities. In addition, GSE credit risk transfer securities are structured so that: (i) interest is paid directly by the issuing GSE; and (ii) principal is paid by the issuing GSE in accordance with the principal payments and default performance of a pool of residential mortgage loans acquired by the GSE. The issuing GSE selects the pool of mortgage loans based on that GSE’s eligibility criteria, and the performance of the credit risk transfer securities will be directly affected by the selection of such underlying mortgage loans.
GSE credit risk transfer securities are not directly linked to or backed by the underlying mortgage loans. Thus, although the payment of principal and interest on such securities is tied to the performance of the pool of underlying mortgage loans, in no circumstances will the actual cash flow from the underlying mortgage loans be paid or otherwise made available to the holders of the securities and the holders of the securities will have no interest in the underlying mortgage loans. As a result, in the event that a GSE fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities will have no direct recourse to the underlying mortgage loans. Such holders will receive recovery on par with other unsecured note holders (agency debentures) in such a scenario.
GSE credit risk transfer securities are issued in multiple tranches, which are allocated certain principal repayments and credit losses corresponding to the seniority of the particular tranche. Each tranche will have credit exposure to the underlying mortgage loans and the yield to maturity will be directly related to the amount and timing of certain defined credit events on the underlying mortgage loans, any prepayments by borrowers and any removals of a mortgage loan from the pool. Because credit risk exposure is allocated in accordance with the seniority of the particular tranche, principal losses will be first allocated to the most junior or subordinate tranches, thus making the most subordinate tranches subject to increased sensitivity to dramatic housing downturns. In addition, many credit risk transfer securities have collateral performance triggers (such as those based on credit enhancement, delinquencies or defaults) that could shut off principal payments to subordinate tranches.
The risks associated with an investment in GSE credit risk transfer securities will be different than the risks associated with an investment in mortgage-backed securities issued by GSEs, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans in credit risk transfer securities is transferred to investors, such as the Fund. As a result, investors in GSE credit risk transfer securities could lose some or all of their investment in these securities if the underlying mortgage loans default.

The Funds may also invest in credit risk transfer securities issued by private entities, such as banks or other financial institutions. Credit risk transfer securities issued by private entities are structured similarly to those issued by GSEs, and are generally subject to the same types of risks, including credit, prepayment, extension, interest rate and market risks.
On September 7, 2008, FNMA and FHLMC were placed under the conservatorship of the Federal Housing Finance Agency (FHFA) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving FNMA and FHLMC’s assets and property and putting FNMA and FHLMC in a sound and solvent position. Under the conservatorship, the management of FNMA and FHLMC was replaced.
Since 2009, both FNMA and FHLMC have received significant capital support through U.S. Treasury preferred stock purchases and Federal Reserve purchases of the entities’ mortgage-backed securities.
In February 2011, the Obama Administration produced a report to Congress outlining proposals to wind down FNMA and FHLMC and reduce the government’s role in the mortgage market. In December 2011, Congress enacted the Temporary Payroll Tax Cut Continuation Act of 2011 which, among other provisions, requires that FNMA and FHLMC increase their single-family guaranty fees by at least 10 basis points and remit this increase to Treasury with respect to all loans acquired by FNMA or FHLMC on or after April 1, 2012 and before January 1, 2022. Discussions among policymakers continue, however, as to whether FNMA and FHLMC should be nationalized, privatized, restructured, or eliminated altogether. FNMA reported in the third quarter of 2016 that it expected "continued significant uncertainty" regarding its future and the housing finance system, including how long FNMA will continue to exist in its current form, the extent of its role in the market, how long it will be in conservatorship, what form it will have and what ownership interest, if any, current common and preferred stockholders will hold after the conservatorship is terminated, and whether FNMA will continue to exist following conservatorship. FHLMC faces similar uncertainty about its future role. If FNMA and FHLMC are taken out of conservatorship, it is unclear how the capital structure of FNMA and FHLMC would be constructed and what effects, if any, there may be on FNMA’s and FHLMC’s creditworthiness and guarantees of certain mortgage-backed securities. It is also unclear whether the U.S. Treasury would continue to enforce its rights or perform its obligations related to senior preferred stock. Should FNMA’s and FHLMC’s conservatorship end, there could be an adverse impact on the value of their securities, which could cause Fund losses. FNMA and FHLMC also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Importantly, the future of the entities is in question as the U.S. government considers multiple options regarding the future of FNMA and FHLMC.
Under the direction of the FHFA, FNMA and FHLMC have entered into a joint initiative to develop a common securitization platform for the issuance of a uniform mortgage-backed security (the “Single Security Initiative”) that aligns the characteristics of FNMA and FHLMC certificates. The Single Security Initiative seeks to support the overall liquidity of the TBA market. FNMA and FHLMC began issuing uniform mortgage-backed security in June 2019, and while the initial effects of the issuance of uniform mortgage-backed securities on the market for mortgage-related securities have been relatively minimal, the long-term effects are still uncertain.
Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales contracts or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements and from sales of personal property.  Regular payments received on asset-backed securities include both interest and principal.  Asset-backed securities typically have no U.S. government backing.  Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.
If a Fund purchases a mortgage-backed or other asset-backed security at a premium, the premium may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security’s return. In addition, while the trading market for short-term mortgages and asset-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities may become restricted.
CMBS and RMBS generally offer a higher rate of interest than government and government-related mortgage-backed securities because there are no direct or indirect government or government agency guarantees of payment. The risk of loss due to default on CMBS and RMBS is historically higher because neither the U.S. government nor an agency or instrumentality have guaranteed them. CMBS and RMBS whose underlying assets are neither U.S. government securities nor U.S. government insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, may also be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of property owners to make payments of principal and interest on the underlying mortgages. Non-government mortgage-backed securities are generally subject to greater price volatility than those issued, guaranteed or sponsored by government entities because of the greater risk of default in adverse market conditions. Where a guarantee is provided by a private guarantor, the Fund is subject to the credit risk of such guarantor, especially when the guarantor doubles as the originator.
Collateralized Mortgage Obligations (CMOs). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. A CMO is a type of mortgage-backed security that creates separate classes with varying maturities and interest rates, called tranches. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.
CMOs are structured into multiple classes, each bearing a different fixed or floating interest rate and stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.
In a typical CMO transaction, a corporation (issuer) issues multiple series (i.e., Series A, B, C and Z) of CMO bonds (Bonds). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (Collateral). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the following order: Series A, B, C and Z. The Series A, B, and C Bonds all bear current interest. Interest on a Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond is currently being paid off. Only after the Series A, B, and C Bonds are paid in full does the Series Z Bond begin to receive payment. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.
CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. government securities by the Funds, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying the Funds' diversification tests.

FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Payments of principal and interest on the FHLMC CMOs are made semiannually. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the FHLMC CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the FHLMC CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the FHLMC CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date. If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet the FHLMC CMO’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.
Classes of CMOs may also include interest only securities (IOs) and principal only securities (POs). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.
CMOs are generally subject to the same risks as mortgage-backed securities. In addition, CMOs may be subject to credit risk because the issuer or credit enhancer has defaulted on its obligations and a Fund may not receive all or part of its principal. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. Although GNMA guarantees timely payment of GNMA certificates even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.
Real Estate Mortgage Investment Conduits (REMICs). REMICs are pools of mortgage loans in which the interest and principal payments from mortgages are structured into separately traded securities. REMICs meet certain qualifications under the Internal Revenue Code that allow them to be exempt from taxation at the entity level, although the income from a REMIC is taxable to investors. REMICs may invest only in “qualified mortgages” and “permitted investments.” Qualified mortgages include single family or multifamily mortgages, commercial mortgages, second mortgages, second mortgages, mortgage participations, and federal agency pass-through securities. Permitted investments include cash flow investments, qualified reserve assets, and foreclosure property. If a REMIC loses its exempt tax status, it is permanently lost.
REMICs issue pass-through certificates, multiclass bonds or other securities to investors. The different classes of interests in a REMIC may have different maturities and different risks. REMIC interests are structured in classes of “regular interests” and a single “residual interest” class. REMICs may have any number of classes of regular interests with different servicing priorities and varying maturity dates. The different classes are assigned a coupon (fixed, floating, or zero interest rate) and include other terms regarding payments to the investors.
REMICs are subject to the market risks of mortgage related securities. In addition, the allowable activities for REMICs are generally limited to holding a fixed pool of mortgages and distributing payments currently to investors and transactions that are considered to be prohibited activities are subject to a penalty tax of 100%. REMICs have no minimum equity requirements and REMICs may sell all of their assets without retaining any to meet collateralization requirements.

Collateralized Debt Obligations (CDOs). Each Fund (except Invesco V.I. Government Money Market Fund) may invest in CDOs.  A CDO is a security backed by a pool of bonds, loans and other debt obligations. CDOs are not limited to investing in one type of debt and accordingly, a CDO may own corporate bonds, commercial loans, asset-backed securities, residential mortgage-backed securities, commercial mortgage-backed securities, and emerging market debt. The CDO’s securities are typically divided into several classes, or bond tranches, that have differing levels of investment grade or credit tolerances. Most CDO issues are structured in a way that enables the senior bond classes and mezzanine classes to receive investment-grade credit ratings. Credit risk is shifted to the most junior class of securities. If any defaults occur in the assets backing a CDO, the senior bond classes are first in line to receive principal and interest payments, followed by the mezzanine classes and finally by the lowest rated (or non-rated) class, which is known as the equity tranche. Similar in structure to a collateralized mortgage obligation (described above) CDOs are unique in that they represent different types of debt and credit risk.
Collateralized Loan Obligations (CLOs). CLOs are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which a Fund invests. Some CLOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CLOs are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by a Fund as illiquid investments; however, an active dealer market may exist for CLOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default a Fund may invest in CLOs that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.
Credit Linked Notes (CLNs). A CLN is a security structured and issued by an issuer, which may be a bank, broker or special purpose vehicle. If a CLN is issued by a special purpose vehicle, the special purpose vehicle will typically be collateralized by AAA-rated securities, but some CLNs are not collateralized. The performance and payment of principal and interest is tied to that of a reference obligation which may be a particular security, basket of securities, credit default swap, basket of credit default swaps, or index. The reference obligation may be denominated in foreign currencies. Risks of CLNs include those risks associated with the underlying reference obligation including, but not limited to, market risk, interest rate risk, credit risk, default risk and foreign currency risk. In the case of a CLN created with credit default swaps, the structure will be “funded” such that the par amount of the security will represent the maximum loss that could be incurred on the investment and no leverage is introduced. An investor in a CLN also bears counterparty risk or the risk that the issuer of the CLN will default or become bankrupt and not make timely payments of principal and interest on the structured security. Should the issuer default or declare bankruptcy, the CLN holder may not receive any compensation. In return for these risks, the CLN holder receives a higher yield. As with most derivative instruments, valuation of a CLN may be difficult due to the complexity of the security.
Event-Linked Bonds. Investments may be made in “event-linked” bonds or interests in trusts and other pooled entities that invest primarily or exclusively in event-linked bonds, including entities sponsored and/or advised by Invesco or its affiliates.
Event-linked bonds, including “catastrophe” bonds and other insurance-linked securities, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. In some cases, the trigger event will not be deemed to have occurred unless the event is of a certain magnitude (based on, for example, scientific readings) or causes a certain measurable amount of loss to the issuer, a particular industry group or a reference index. If the trigger event occurs prior to maturity, a Fund may lose all or a portion of its principal and additional interest. A Fund may also invest in similar bonds where the Fund may lose all or a portion of its principal and additional interest if the mortality rate in a geographic area exceeds a stated threshold prior to maturity whether or not a particular catastrophic event has occurred. Event-linked bonds include the universe of insurance-linked securities, including privately-placed event-linked securities including sidecards, collateralized reinsurance and industry loss warranties. Some of these investments are illiquid but they are event-linked in that they default as a result of an event or series of events.
Event-linked bonds may be issued by government agencies, insurance companies, reinsurers, and financial institutions, among other issuers, or special purpose vehicles associated with the foregoing. Often event-links bonds provide for extensions of maturity in order to process and audit loss claims in those cases when a trigger event has occurred or is likely to have occurred. An extension of maturity may increase a bond’s volatility.
Event-linked bonds may expose a Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. Lack of a liquid market may result in higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated by one or more nationally recognized statistical rating organizations and a Fund will only invest in event-linked bonds that meet the credit quality requirements for the Fund.
The issuers of the event-linked bonds in which a Fund will invest are generally treated as PFICs for U.S. income tax purposes. For more information about PFICs, see “Passive Foreign Investment Companies.”
Bank Instruments. Bank instruments are unsecured interest bearing bank deposits. Bank instruments include, but are not limited to, certificates of deposit, time deposits, and banker’s acceptances from U.S. or foreign banks, as well as Eurodollar certificates of deposit (Eurodollar CDs) and Eurodollar time deposits of foreign branches of domestic banks. Some certificates of deposit are negotiable interest-bearing instruments with a specific maturity issued by banks and savings and loan institutions in exchange for the deposit of funds, and can typically be traded in the secondary market prior to maturity. Other certificates of deposit, like time deposits, are non-negotiable receipts issued by a bank in exchange for the deposit of funds which earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. A banker’s acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank.
An investment in Eurodollar CDs or Eurodollar time deposits may involve some of the same risks that are described for Foreign Securities.
Commercial Instruments. Commercial instruments include commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars or foreign currencies.
Commercial instruments are a type of instrument issued by large banks and corporations to raise money to meet their short-term debt obligations, and are only backed by the issuing bank or corporation’s promise to pay the face amount on the maturity date specified on the note. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet certain credit quality criteria. The interest rate on a master note may fluctuate based on changes in specified interest rates or may be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes are generally illiquid and therefore typically subject to the Funds' percentage limitations for investments in illiquid investments. Commercial instruments may not be registered with the SEC.
The Funds can invest in commercial paper if it is rated within the top three rating categories of S&P and Moody’s or other rating organizations. If the paper is not rated, it may be purchased if Invesco determines that it is comparable to rated commercial paper in the top three rating categories of national rating organizations.
Synthetic Municipal Instruments. Synthetic municipal instruments are instruments, the value of and return on which are derived from underlying securities.  Synthetic municipal instruments in which the Funds may invest include tender option bonds, and fixed or variable rate trust certificates. These types of instruments involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes (Underlying Bonds), and the sale of certificates evidencing interests in the trust or custodial account to investors such as the Funds. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders fixed rates or short-term floating or variable interest rates which are reset periodically. A “tender option bond” provides a certificate holder with the conditional right to sell its certificate to the sponsor or some designated third party at specified intervals and receive the par value of the certificate plus accrued interest (a demand feature). A "fixed rate trust certificate" evidences an interest in a trust entitling a certificate holder to fixed future interest and/or principal payments on the Underlying Bonds. A “variable rate trust certificate” evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically provides the certificate holder with the conditional demand feature (the right to tender its certificate at par value plus accrued interest under certain conditions).
All synthetic municipal instruments must meet the minimum quality standards for the Funds' investments and must present minimal credit risks. In selecting synthetic municipal instruments for the Funds, Invesco considers the creditworthiness of the issuer of the Underlying Bond, the sponsor and the party providing certificate holders with a conditional right to sell their certificates at stated times and prices (a demand feature).
Typically, a certificate holder cannot exercise the demand feature until the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.
The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the IRS has not issued a ruling addressing this issue. In the event the IRS issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to the Funds on certain synthetic municipal instruments would be deemed to be taxable. The Funds rely on opinions of special tax counsel on this ownership question and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.
Municipal Securities. Municipal Securities are typically debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of bond counsel or other counsel to the issuers of such securities, is, at the time of issuance, exempt from federal income tax. The issuers of municipal securities obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities.
Certain types of municipal securities are issued to obtain funding for privately operated facilities. The credit and quality of private activity debt securities are dependent on the private facility or user, who is responsible for the interest payment and principal repayment.
The two major classifications of Municipal Securities are bonds and notes. Municipal bonds are municipal debt obligations in which the issuer is obligated to repay the original (or “principal”) payment amount on a certain maturity date along with interest. A municipal bond’s maturity date (the date when the issuer of the bond repays the principal) may be years in the future. Short-term bonds mature in one to three years, while long-term bonds usually do not mature for more than a decade. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal notes also include tax, revenue notes and revenue and bond anticipation notes (discussed more fully below) of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes.

Municipal debt securities may also be classified as general obligation or revenue obligations (or "special delegation securities"). General obligation securities are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.
Revenue debt obligations, such as revenue bonds and revenue notes, are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source but not from the general taxing power. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on municipal securities may give rise to a federal alternative minimum tax (AMT) liability for noncorporate taxpayers and may have other collateral federal income tax consequences. There is a risk that some or all of the interest received by the Fund from tax-exempt municipal securities might become taxable as a result of tax law changes or determinations of the IRS.
Another type of revenue obligations is pre-refunded bonds, which are typically issued to refinance debt. In other words, pre-refunded bonds result from the advance refunding of bonds that are not currently redeemable. The proceeds from the issue of the lower yield and/or longer maturing pre-refunding bond will usually be used to purchase U.S. government obligations, such as U.S. Treasury securities, which are held in an escrow account and used to pay interest and principal payments until the scheduled call date of the original bond issue occurs. Like other fixed income securities, pre-refunded bonds are subject to interest rate, market, credit, and reinvestment risks. However, because pre-refunded bonds are generally collateralized with U.S. government obligations, such pre-refunded bonds have essentially the same risks of default as a AAA-rated security. The Fund will treat such pre-refunded securities as investment-grade securities, notwithstanding the fact that the issuer of such securities may have a lower rating (such as a below-investment-grade rating) from one or more rating agencies.
Within these principal classifications of municipal securities, there are a variety of types of municipal securities, including but not limited to, fixed and variable rate securities, variable rate demand notes, municipal leases, custodial receipts, participation certificates, inverse floating rate securities, and derivative municipal securities.
After purchase by a Fund, an issue of Municipal Securities may cease to be rated by Moody's Investors Service, Inc. (Moody's) or S&P Global Ratings Services (S&P), or another nationally recognized statistical rating organization (NRSRO), or the rating of such a security may be reduced below the minimum credit quality rating required for purchase by the Fund. Neither event would require a Fund to dispose of the security. To the extent that the ratings applied by Moody’s, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, a Fund will attempt to use comparable credit quality ratings as standards for its investments in Municipal Securities.
The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Because many Municipal Securities are issued to finance similar projects, especially those related to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market. The market values of the Municipal Securities held by a Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase. The ratings of S&P and Moody’s represent their opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and rating may have different yields while municipal securities of the same maturity and coupon with different ratings may have the same yield.
Certain of the municipal securities in which the Funds may invest represent relatively recent innovations in the municipal securities markets and the markets for such securities may be less developed than the market for conventional fixed rate municipal securities.
Under normal market conditions, longer-term municipal securities generally provide a higher yield than shorter-term municipal securities. The Funds have no limitation as to the maturity of municipal securities in which they may invest. The Adviser may adjust the average maturity of a Fund’s portfolio from time to time depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates.
The net asset value of a Fund will change with changes in the value of its portfolio securities. With fixed income municipal securities, the net asset value of a Fund can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities generally can be expected to decline. The prices of longer term municipal securities generally are more volatile with respect to changes in interest rates than the prices of shorter term municipal securities. Volatility may be greater during periods of general economic uncertainty.
Municipal Securities, like other debt obligations, are subject to the credit risk of nonpayment. The ability of issuers of municipal securities to make timely payments of interest and principal may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such nonpayment would result in a reduction of income to a Fund, and could result in a reduction in the value of the municipal securities experiencing nonpayment and a potential decrease in the net asset value of the Fund. In addition, a Fund may incur expenses to work out or restructure a distressed or defaulted security.
The Funds may invest in Municipal Securities with credit enhancements such as letters of credit and municipal bond insurance. The Funds may invest in Municipal Securities that are insured by financial insurance companies. Since a limited number of entities provide such insurance, a Fund may invest more than 25% of its assets in securities insured by the same insurance company. If a Fund invests in Municipal Securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect share price. Letters of credit are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying Municipal Bond should default. These credit enhancements do not guarantee payments or repayments on the Municipal Securities and a downgrade in the credit enhancer could affect the value of the Municipal Security.
If the IRS determines that an issuer of a Municipal Security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on Municipal Securities or otherwise adversely affect the current federal or state tax status of Municipal Securities. For example, 2017 legislation commonly known as the Tax Cuts and Jobs Act repeals the exclusion from gross income for interest on pre-refunded municipal securities effective for such bonds issued after December 31, 2017.
Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax. Taxable investments include, for example, hedging instruments, repurchase agreements, and many of the types of securities the Fund would buy for temporary defensive purposes.
At times, in connection with the restructuring of a municipal bond issuer either outside of bankruptcy court in a negotiated workout or in the context of bankruptcy proceedings, the Fund may determine or be required to accept equity or taxable debt securities, or the underlying collateral (which may include real estate or loans) from the issuer in exchange for all or a portion of the Fund’s holdings in the municipal security. Although the

Adviser will attempt to sell those assets as soon as reasonably practicable in most cases, depending upon, among other things, the Adviser’s valuation of the potential value of such assets in relation to the price that could be obtained by the Fund at any given time upon sale thereof, the Fund may determine to hold such securities or assets in its portfolio for limited period of time in order to liquidate the assets in a manner that maximizes their value to the Fund.
Municipal Securities also include the following securities:
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Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.
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Revenue Anticipation Debt Securities, including bonds, notes, and certificates, are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the securities. In general, they also constitute general obligations of the issuer.
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Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues.
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Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.
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Tax-Exempt Mandatory Paydown Securities (TEMPS) are fixed rate term bonds carrying a short-term maturity, usually three to four years beyond the expected redemption. TEMPS are structured as bullet repayments, with required optional redemptions as entrance fees are collected.
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Zero Coupon and Pay-in-Kind Securities do not immediately produce cash income. These securities are issued at an original issue discount, with the full value, including accrued interest, paid at maturity. Interest income may be reportable annually, even though no annual payments are made. Market prices of zero coupon bonds tend to be more volatile than bonds that pay interest regularly. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.
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Capital Appreciation Bonds are municipal securities in which the investment return on the initial principal payment is reinvested at a compounded rate until the bond matures. The principal and interest are due on maturity. Thus, like zero coupon securities, investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks.
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Payments in lieu of taxes (also known as PILOTs) are voluntary payments by, for instance the U.S. government or nonprofits, to local governments that help offset losses in or otherwise serve as a substitute for property taxes.
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Converted Auction Rate Securities (CARS) are a structure that combines the debt service deferral feature of Capital Appreciation Bonds (CABS) with Auction Rate Securities. The CARS pay no debt service until a specific date, then they incrementally convert to conventional Auction Rate Securities. At each conversion date the issuer has the ability to call and pay down any amount of the CARS.
    Some bonds may be “callable,” allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time. Typically, that is 5 to 10 years from the issuance date. When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond. If that occurs, the Fund might have to reinvest the proceeds of the called bond in investments that pay a lower rate of return, which could reduce the Fund’s yield.
Inverse Floating Rate Obligations. Inverse floating rate obligations are variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined fixed rate, the interest rate paid to holders of such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases. The inverse floating rate obligations in which a Fund may invest include residual interest bonds, tender option bonds (TOBs) or municipal bond trust certificates. Such instruments are typically created by a special purpose trust (the TOB Trust) that holds long-term fixed rate bonds, which are sold by a Fund to the TOB Trust (the “underlying security”), and that in turns sells two classes of beneficial interests: short-term floating rate interests, which are sold to or held by third party investors (Floaters), and inverse floating residual interests, which are purchased by the Funds (Residuals). The Floaters have first priority on the cash flow from the underlying security held by the TOB Trust, have a tender option feature that allows holders to tender the Floaters back to the TOB Trust for their par value at specified intervals and bear interest at prevailing short-term interest rates. A Fund (as holder of the Residuals) is paid the residual cash flow from the bonds held by the TOB Trust. As such, the Residuals provide the Fund with leveraged exposure to the underlying security. Like most other fixed-income securities, the value of Residuals will decrease as interest rates increase. They are more volatile, however, than most other fixed-income securities because the value of a Residual typically changes at a multiple of the change in the value of the underlying security. Thus, any increase in interest rates causes a correspondingly greater drop in the value of a Residual while a drop in interest rates causes a correspondingly greater increase in the value of a Residual. Inverse floating rate obligations tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate obligations have varying degrees of liquidity.
The primary risks associated with Residuals are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in the Residuals. In certain instances, the Floaters created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering such Floaters for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust may be collapsed, with the underlying security (or a portion thereof) sold by the TOB Trust to pay such holders, and the Fund may be required to repay the principal amount of the tendered Floaters not fully redeemed by the liquidation proceeds (which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation). The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause a Fund to lose more money than the amount it has invested in the Residual, and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain Residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the collapse of a TOB Trust resulting from a mandatory tender event. The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the Floaters issued by the TOB Trust.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing certain services to TOB Trusts, which constitute covered funds under the Volcker Rule. A new TOB structure is being utilized by a Fund wherein the Fund, as holder of the Residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may alternatively be performed by a non-bank third-party service provider. A Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered Floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered Floaters. The TOB Trust, not a Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, a Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the Risk Retention Rules), which apply to TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust, which is deemed to be the Fund, to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. As applicable, the Funds have adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Funds' ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to a Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
Municipal Lease Obligations. Investments in municipal lease obligations may be made by purchasing such obligations directly or through participation interests. Municipal lease obligations are issued by state and local governments or authorities to finance the acquisition of land, equipment and facilities, such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Municipal lease obligations, a type of Municipal Security, may take the form of a lease, an installment purchase contract or a conditional sales contract. Interest payments on qualifying municipal lease obligations are generally exempt from federal income taxes.
Municipal lease obligations are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligation. In such an event, there is no assurance that the property's private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligation or that the payments will continue to be tax-free. Additionally, it may be difficult to dispose of the underlying capital asset in the event of non-appropriation or other default. Direct investments by the Fund in municipal lease obligations may be deemed illiquid and therefore subject to the Funds' percentage limitations for illiquid investments and the risks of holding illiquid investments.
Municipal Forward Contracts. A municipal forward contract is an agreement by a Fund to purchase a Municipal Security on a when-issued basis with a longer-than-standard settlement period, in some cases with the settlement date taking place up to five years from the date of purchase. Municipal forward contracts typically carry a substantial yield premium to compensate the buyer for the risks associated with a long when-issued period, including shifts in market interest rates that could materially impact the principal value of the bond, deterioration in the credit quality of the issuer, loss of alternative investment options during the when-issued period and failure of the issuer to complete various steps required to issue the bonds.
Investment Grade Debt Obligations. Debt obligations include, among others, bonds, notes, debentures or variable rate demand notes.  They may be U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers or debt obligations of foreign issuers denominated in foreign currencies. There may be U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers or debt obligations of foreign issuers denominated in foreign currencies.
The Adviser considers investment grade securities to include: (i) securities rated BBB- or higher by S&P or Baa3 or higher by Moody’s or an equivalent rating by another NRSRO, (ii) short-term securities with comparable NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. The descriptions of debt securities ratings are found in Appendix A.
In choosing corporate debt securities on behalf of a Fund, portfolio managers may consider:
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general economic and financial conditions;
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the specific issuer’s (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer’s country; and,
iii.
other considerations deemed appropriate.
Debt securities are subject to a variety of risks, such as interest rate risk, income risk, prepayment risk, inflation risk, credit risk, currency risk and default risk.
Non-Investment Grade Debt Obligations (Junk Bonds). Bonds rated below or determined to be below investment grade (as defined above in “Investment Grade Debt Obligations”) are commonly referred to as “junk bonds.” Analysis of the creditworthiness of junk bond issuers is more complex than that of investment-grade issuers and the success of a Fund’s adviser in managing these decisions is more dependent upon its own credit analysis than is the case with investment-grade bonds. Descriptions of debt securities ratings are found in Appendix A.
The capacity of junk bonds to pay interest and repay principal is considered speculative. While junk bonds may provide an opportunity for greater income and gains, they are subject to greater risks than higher-rated debt securities. The prices of and yields on junk bonds may fluctuate to a greater extent than those of higher-rated debt securities. Junk bonds are generally more sensitive to individual issuer developments, economic conditions and regulatory changes than higher-rated bonds. Issuers of junk bonds are often smaller, less-seasoned companies or companies that are highly leveraged with more traditional methods of financing unavailable to them. Junk bonds are generally at a higher risk of default because such issues are often unsecured or otherwise subordinated to claims of the issuer’s other creditors. If a junk bond issuer defaults, a Fund may incur additional expenses to seek recovery. The secondary markets in which junk bonds are traded may be thin and less liquid than the market for higher-rated debt securities and a Fund may have difficulty selling certain junk bonds at the desired time and price. Less liquidity in secondary trading markets could adversely affect the price at which a Fund could sell a particular junk bond, and could cause large fluctuations in the net asset value of that Fund’s shares. The lack of a liquid secondary market may also make it more difficult for a Fund to obtain accurate market quotations in valuing junk bond assets and elements of judgment may play a greater role in the valuation.
Floating Rate Corporate Loans and Corporate Debt Securities. Floating rate loans consist generally of obligations of companies and other entities (collectively, borrowers) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Floating rate loans are often obligations of borrowers who have incurred a significant percentage of debt compared to equity issued and thus are highly leveraged.
Floating rate loans may include both term loans, which are generally fully funded at the time of a Fund’s investment, and revolving loans, which may require a Fund to make additional investments in the loans as required under the terms of the loan agreement. A revolving credit loan agreement may require a Fund to increase its investment in a loan at a time when a Fund might not otherwise have done so, even if the borrower’s condition makes it unlikely that the loan will be repaid.
A floating rate loan is generally offered as part of a lending syndicate to banks and other financial institutions and is administered in accordance with the terms of the loan agreement by an agent bank who is responsible for collection of principal and interest and fee payments from the borrower and apportioning those payments to all lenders who are parties to the agreement. Typically, the agent is given broad discretion to enforce the loan agreement and is compensated by the borrower for its services.
Floating rate loans may be acquired by direct investment as a lender at the inception of the loan or by assignment of a portion of a floating rate loan previously made to a different lender or by purchase of a participation interest. If a Fund makes a direct investment in a loan as one of the lenders, it generally acquires the loan at par. This means a Fund receives a return at the full interest rate for the loan. If a Fund acquires its interest in loans in the secondary market or acquires a participation interest, the loans may be purchased or sold above, at, or below par, which can result in a yield that is below, equal to, or above the stated interest rate of the loan. At times, a Fund may be able to invest in floating rate loans only through assignments or participations.
A participation interest represents a fractional interest in a floating rate loan held by the lender selling a Fund the participation interest. In the case of participations, a Fund will not have any direct contractual relationship with the borrower, a Fund’s rights to consent to modifications of the loan are limited and it is dependent upon the participating lender to enforce each Fund’s rights upon a default.
A Fund may be subject to the credit of both the agent and the lender from whom the Fund acquires a participation interest. These credit risks may include delay in receiving payments of principal and interest paid by the borrower to the agent or, in the case of a participation, offsets by the lender's regulator against payments received from the borrower. In the event of the borrower's bankruptcy, the borrower's obligation to repay the floating rate loan may be subject to defenses that the borrower can assert as a result of improper conduct by the agent.
Historically, floating rate loans have not been registered with the SEC or any state securities commission or listed on any securities exchange. As a result, the amount of public information available about a specific floating rate loan has been historically less extensive than if the floating rate loan were registered or exchange traded.
Although loan investments are generally subject to certain restrictive covenants in favor of the investor, certain of the loans in which a Fund may invest may be issued or offered as “covenant lite” loans, which have few or no financial maintenance covenants. “Financial maintenance covenants” are those that require a borrower to maintain certain financial metrics during the life of the loan, such as maintaining certain levels of cash flow or limiting leverage. These covenants are included to permit the lender to monitor the borrower’s performance and declare an event of default if breached, allowing the lender to renegotiate the terms of the loan, or to take other actions intended to help mitigate losses. Accordingly, a Fund may experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant lite loans than its holdings of loans or securities with financial maintenance covenants, which may result in losses to the Fund, especially during a downturn in the credit cycle. Although covenant lite loans contain few or no financial maintenance covenants, information necessary to monitor a borrower’s financial performance may be available without covenants to lenders and the public alike, and can be used to detect such early warning signs as deterioration of a borrower’s financial condition or results. When such information is available, the Adviser will seek to take appropriate action without the help of covenants in the loans.
Floating rate debt securities are typically in the form of notes or bonds issued in public or private placements in the securities markets. Floating rate debt securities will typically have substantially similar terms to floating rate loans, but will not be in the form of participations or assignments.
The floating rate loans and debt securities in which a Fund invests will, in most instances, be secured and senior to other indebtedness of the borrower. Each floating rate loan and debt security will generally be secured by collateral such as accounts receivable, inventory, equipment, real estate, intangible assets such as trademarks, copyrights and patents, and securities of subsidiaries or affiliates. The value of the collateral generally will be determined by reference to financial statements of the borrower, by an independent appraisal, by obtaining the market value of such collateral, in the case of cash or securities if readily ascertainable, or by other customary valuation techniques considered appropriate by Invesco and/or the Sub-Advisers. The value of collateral may decline after a Fund’s investment, and collateral may be difficult to sell in the event of default. Consequently, the Fund may not receive all the payments to which it is entitled. A Fund’s assets may be invested in unsecured floating rate loans and debt securities or subordinated floating rate loans and debt securities, which may or may not be secured. If the borrower defaults on an unsecured loan or security, there is no specific collateral on which the lender can foreclose. If the borrower defaults on a subordinated loan or security, the collateral may not be sufficient to cover both the senior and subordinated loans and securities.
Most borrowers pay their debts from cash flow generated by their businesses. If a borrower’s cash flow is insufficient to pay its debts, it may attempt to restructure its debts rather than sell collateral. Borrowers may try to restructure their debts by filing for protection under the federal bankruptcy laws or negotiating a work-out. If a borrower becomes involved in a bankruptcy proceeding, access to collateral may be limited by bankruptcy and other laws. If a court decides that access to collateral is limited or voidable, a Fund may not recover the full amount of principal and interest that is due.
A borrower must comply with certain restrictive covenants contained in the loan agreement or indenture (in the case of floating rate debt securities). In addition to requiring the scheduled payment of principal and interest, these covenants may include restrictions on the payment of dividends and other distributions to the borrower’s shareholders, provisions requiring compliance with specific financial ratios, and limits on total indebtedness. The agreement may also require the prepayment of the floating rate loans or debt securities from excess cash flow. A breach of a covenant that is not waived by the agent (or lenders directly) is normally an event of default, which provides the agent and lenders the right to call for repayment of the outstanding floating rate loan or debt security.
Purchasers of floating rate loans may receive and/or pay certain fees. These fees are in addition to interest payments and may include commitment fees, facility fees, and prepayment penalty fees. When a Fund buys a floating rate loan, it may receive a facility fee, and when it sells a floating rate loan, it may pay an assignment fee.
It is expected that the majority of floating rate loans and debt securities will have stated maturities of three to ten years. However, because floating rate loans and debt securities are frequently prepaid, it is expected that the average maturity will be three to five years. The degree to which borrowers prepay floating rate loans and debt securities, whether as a contractual requirement or at the borrower’s election, may be affected by general business conditions, the borrower’s financial condition and competitive conditions among lenders. Prepayments cannot be predicted with accuracy. Prepayments may result in a Fund’s investing in floating rate loans and debt securities with lower yields.
Loans, Loan Participations and Assignments. Loans and loan participations are interests in amounts owed by a corporate, governmental or other borrowers to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. In addition, the Fund's rights to consent to modifications of the loan are limited and it is dependent upon the participating lender to enforce the Fund's rights upon a default. As a result, the Fund will be subject to the credit risk of the borrower, the lender, and the agent who is responsible for collection of principal and interest and fee payments from the borrower and apportioning those payments to all lenders who are parties to the loan agreement. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Credit risks relating to the agent may include delay in receiving payments of principal and interest paid by the borrower to the agent. In the event of the borrower's bankruptcy, the borrower's obligation to repay the loan may be subject to defenses that the borrower can assert as a result of improper conduct by the agent.
When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, a Fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral.
Investments in loans, loan participations and assignments present the possibility that a Fund could be held liable as a co-lender under emerging legal theories of lender liability. The Fund anticipates that loans, loan participations and assignments could be sold only to a limited number of institutional investors. If there is no active secondary market for a loan, it may be more difficult to sell the interests in such a loan at a price that is acceptable or to even obtain pricing information. In addition, some loans, loan participations and assignments may not be rated by major rating agencies. Loans held by a Fund might not be considered securities for purposes of the Securities Act of 1933, as amended (the 1933 Act), or the Exchange Act and therefore a risk exists that purchasers, such as the Fund, may not be entitled to rely on the anti-fraud provisions of those Acts.
Invesco V.I. Core Plus Bond Fund may invest, subject to an overall 15% limit on loans, in loan participations or assignments.
The secondary market for certain floating rate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods (in some cases, longer than seven days).
Public Bank Loans. Public bank loans are privately negotiated loans for which information about the issuer has been made publicly available. Public loans are made by banks or other financial institutions, and may be rated investment grade (as defined above in “Investment Grade Debt Obligations”) or below investment grade. However, public bank loans are not registered under the 1933 Act and are not publicly traded. They usually are second lien loans normally lower in priority of payment to senior loans, but have seniority in a company’s capital structure to other claims, such as subordinated corporate bonds or publicly-issued equity so that in the event of bankruptcy or liquidation, the company is required to pay down these second lien loans prior to such other lower-ranked claims on their assets. Bank loans normally pay floating rates that reset frequently, and as a result, protect investors from increases in interest rates.
Bank loans generally are negotiated between a borrower and several financial institutional lenders represented by one or more lenders acting as agent of all the lenders. The agent is responsible for negotiating the loan agreement that establishes the terms and conditions of the loan and the rights of the borrower and the lenders, monitoring any collateral, and collecting principal and interest on the loan. By investing in a loan, a Fund becomes a member of a syndicate of lenders. Certain bank loans are illiquid, meaning the Fund may not be able to sell them quickly at a fair price. Illiquid investments are also difficult to value. To the extent a bank loan has been deemed illiquid, it will be subject to a Fund’s restrictions on illiquid investments. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
Bank loans are subject to the risk of default. Default in the payment of interest or principal on a loan will result in a reduction of income to a Fund, a reduction in the value of the loan, and a potential decrease in the Fund’s net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Bank loans are subject to the risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments. As discussed above, however, because bank loans reside higher in the capital structure than high yield bonds, default losses have been historically lower in the bank loan market. Bank loans that are rated below investment grade share the same risks of other below investment grade securities.

Investments in Pooled Investment Entities that Invest in Loans. Certain Funds can buy interests in trusts and other pooled entities (including other investment companies) that invest primarily or exclusively in loan obligations, including entities sponsored or advised by the Adviser or an affiliate. The loans underlying these investments may include loans to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated investment-grade or below, or may be unrated. These investments are subject to risks applicable to loan investments, including the risk of default by the borrower, interest rate and prepayment risk. The Fund will be subject to the pooled entity’s credit risks as well as the credit risks of the underlying loans. There is a risk that a borrower of the underlying loan may have difficulty making payments. If a borrower fails to pay scheduled interest or principal payments, the Fund’s income may be reduced and the value of the investment in the pooled entity might also decline.
Highly Leveraged Transactions and Insolvent Borrowers. Loans made in connection with highly leveraged transactions may include operating loans, leveraged buyout loans, leveraged capitalization loans and other types of acquisition financing. Those loans are subject to greater credit risks than other loans. Highly leveraged loans and loans in default also may be less liquid than other loans. If the Fund voluntarily or involuntarily sold those types of loans, it might not receive the full value it expected.
The Fund can also invest in loans of borrowers that are experiencing, or are likely to experience, financial difficulty. In addition, the Fund can invest in loans of borrowers that have filed for bankruptcy protection or that have had involuntary bankruptcy petitions filed against them by creditors. Various laws enacted for the protection of debtors may apply to loans. A bankruptcy proceeding against a borrower could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower’s loans. If a lawsuit is brought by creditors of a borrower under a loan, a court or a trustee in bankruptcy could take certain actions that would be adverse to the Fund. For example:
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Other creditors might convince the court to set aside a loan or the collateralization of the loan as a “fraudulent conveyance” or “preferential transfer.” In that event, the court could recover from the Fund the interest and principal payments that the borrower made before becoming insolvent. There can be no assurance that the Fund would be able to prevent that recapture.
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A bankruptcy court may restructure the payment obligations under the loan so as to reduce the amount to which the Fund would be entitled.
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The court might discharge the amount of the loan that exceeds the value of the collateral or assets to which the lenders have recourse.
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The court could subordinate the Fund’s rights to the rights of other creditors of the borrower under applicable law.
Delayed Draw Loans. There may be obligations under a loan agreement to make disbursements of loans after the initial disbursement in certain circumstances, for example if the loan was partially “unfunded” at the time the Fund invested or if there otherwise is an ongoing commitment from the lenders to disburse further loans. The Fund will not purchase a loan that would require the Fund to make additional loans unless it reasonably believes, at the time it enters into such loan agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitments, in each case as they come due.
Delayed Settlement. Compared to securities and to certain other types of financial assets, purchases and sales of loans, including via participation, take relatively longer to settle. This is partly due to the nature of loans, which require a written assignment agreement and various ancillary documents for each transfer, and frequently require discretionary consents from both the borrower and the administrative agent. In addition, dealers frequently insist on matching their purchases and sales, which can lead to delays in the Fund’s settlement of a purchase or sale in circumstances where the dealer’s corresponding transaction with another party is delayed. Dealers will also sometimes sell loans short, and hold their trades open for an indefinite period while waiting for a price movement or looking for inventory to purchase.

This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund’s ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences.
The Loan Syndications and Trading Association (the “LSTA”) has promulgated a “delay compensation” provision in its standard loan documentation that mitigates the direct risk of permanently losing interest payments as a result of delayed settlement by causing interest to begin to accrue for the buyer’s account after the seventh business day following the trade date (for distressed trades, the twentieth business day). However, this does not mitigate the other risks of delayed settlement. In addition, the mechanism itself can result in opportunistic behavior: A seller, having locked in its trade, might delay closing for seven business days in order to maximize its interest collections, even if it could have closed earlier, while a buyer may no longer feel any pressure to close at all, since interest is accruing for its benefit, and may choose to use its cash elsewhere. The LSTA has further attempted to put an outer limit on long, unjustified settlement delays by promulgating “buy-in/sell-out” provisions that allow a party to enter into a “cover” trade if the other party refuses to close. However, these provisions are complicated, time-consuming, and little-used, and are in any event not triggered until the fifteenth business day after the trade date (for distressed trades, the fiftieth business day).
To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders.
Structured Notes and Indexed Securities. Structured notes are derivative debt instruments, the interest rate or principal of which is linked to currencies, interest rates, commodities, indices or other financial indicators (reference instruments). Indexed securities may include structured notes and other securities wherein the interest rate or principal is determined by a reference instrument.
Most structured notes and indexed securities are fixed income securities that have maturities of three years or less. The interest rate or the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as a floating interest rate compared with a fixed interest rate. The reference instrument need not be related to the terms of the indexed security. Structured notes and indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates), and may have return characteristics similar to direct investments in the underlying reference instrument or to one or more options on the underlying reference instrument.
Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. In addition to the credit risk of the structured note or indexed security’s issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Further, in the case of certain structured notes or indexed securities in which the interest rate, or exchange rate in the case of currency, is linked to a reference instrument, the rate may be increased or decreased or the terms may provide that, under certain circumstances, the principal amount payable on maturity may be reduced to zero resulting in a loss to the Fund.
Investment in Wholly-Owned Subsidiary. Invesco V.I. Balanced-Risk Allocation Fund may invest in its wholly-owned and controlled Subsidiary, which is expected to invest primarily in commodity swaps and futures and option contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivative positions. Invesco V.I. Global Strategic Income Fund’s subsidiary invests in Regulation S securities. As a result, Invesco V.I. Balanced-Risk Allocation Fund and Invesco V.I. Global Strategic Income Fund may be considered to be investing indirectly in these investments through the Subsidiary.
The Subsidiary will not be registered under the 1940 Act but will be subject to certain of the investor protections of that Act. Invesco V.I. Balanced-Risk Allocation Fund and Invesco V.I. Global Strategic Income Fund, as sole shareholders of the Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, since Invesco V.I. Balanced-Risk Allocation Fund and Invesco V.I. Global Strategic Income Fund wholly-owns and controls the Subsidiary, and the Funds and Subsidiary are managed by the Adviser, it is unlikely that the Subsidiary will take action contrary to the interests of Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Global Strategic Income Fund or their shareholders. Invesco V.I. Balanced-Risk Allocation Fund's and Invesco V.I. Global Strategic Income Fund’s Trustees have oversight responsibility for the investment activities of Invesco V.I. Balanced-Risk Allocation Fund and Invesco V.I. Global Strategic Income Fund, including its investments in the Subsidiary, and the Funds’ role as sole shareholders of the Subsidiary. Also, in managing the Subsidiary's portfolio, the Adviser will be subject to the same investment restrictions and operational guidelines that apply to the management of Invesco V.I. Balanced-Risk Allocation Fund and Invesco V.I. Global Strategic Income Fund.
Changes in the laws of the United States and/or the Cayman Islands, under which Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Global Strategic Income Fund and the Subsidiary, respectively, are organized, could result in the inability of Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Global Strategic Income Fund or the Subsidiary to operate as described in this SAI and could negatively affect Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Global Strategic Income Fund and their shareholders. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Invesco V.I. Balanced-Risk Allocation Fund and Invesco V.I. Global Strategic Income Fund shareholders would likely suffer decreased investment returns.
Distressed Debt Securities. A Fund may invest in securities, including loans purchased in the secondary market, that are the subject of bankruptcy proceedings or otherwise in default or in risk of being in default as to the repayment of principal and/or interest at the time of acquisition by a Fund or that are rated in the lower rating categories by one or more nationally recognized statistical rating organizations (for example, Ca or lower by Moody’s and CC or lower by S&P or Fitch) or, if unrated, are in the judgment of the Adviser or Sub-Adviser of equivalent quality (“Distressed Securities”). Investment in Distressed Securities is speculative and involves significant risks.
A Fund will generally make such investments only when the Adviser or Sub-Adviser believes it is reasonably likely that the issuer of the Distressed Securities will make an exchange offer or will be the subject of a plan of reorganization pursuant to which a Fund will receive new securities in return for the Distressed Securities. However, there can be no assurance that such an exchange offer will be made or that such a plan of reorganization will be adopted. Additionally, a significant period of time may pass between the time at which a Fund makes its investment in Distressed Securities and the time that any such exchange offer or plan of reorganization is completed, if at all. During this period, it is unlikely that a Fund would receive any interest payments on the Distressed Securities, a Fund will be subject to significant uncertainty as to whether or not the exchange offer or plan of reorganization will be completed and a Fund may be required to bear certain extraordinary expenses to protect and recover its investment. Therefore, a Fund’s ability to achieve current income for its shareholders may be diminished. Each Fund also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the distressed securities or a payment of some amount in satisfaction of the obligation). Even if an exchange offer is made or plan of reorganization is adopted with respect to Distressed Securities held by a Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made or no value. Moreover, any securities received by a Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. Similarly, if a Fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Distressed Securities, a Fund may be restricted from disposing of such securities. To the extent that a Fund becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor. Each Fund, however, will not make investments for the purpose of exercising day-to-day management of any issuer’s affairs.
U.S. Corporate Debt Obligations. Corporate debt obligations are debt obligations issued or guaranteed by corporations that are denominated in U.S. dollars. Such investments may include, among others, commercial paper, bonds, notes, debentures, variable rate demand notes, master notes, funding agreements and other short-term corporate instruments. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Variable rate demand notes are securities with a variable interest which is readjusted on pre-established dates. Variable rate demand notes are subject to payment of principal and accrued interest (usually within seven days) on a Fund’s demand. Master notes are negotiated notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the credit quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Funding agreements are agreements between an insurance company and a Fund covering underlying demand notes. Although there is no secondary market in funding agreements, if the underlying notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes and funding agreements are generally illiquid and therefore subject to the Funds' percentage limitation for illiquid investments.
Invesco Oppenheimer V.I. International Growth Fund can invest up to 20% of its total assets in debt securities when the portfolio managers believe that it is appropriate to do so in order to seek the Fund’s objective. The Fund can invest up to 15% of its total assets in debt securities that are below investment grade, commonly referred to as “junk bonds.”
Other Investments
Additional Information Concerning the S&P 500 Equal Weight Index and the S&P 500 Index. The S&P 500® Equal Weight Index and the S&P 500® Index are products of S&P Dow Jones Indices LLC or its affiliates (SPDJI) and has been licensed for use by Invesco. Standard& Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). These trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Invesco. It is not possible to invest directly in an index. The Invesco V.I. Equally-Weighted S&P 500 Fund and the Invesco® V.I. S&P 500 Buffer Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, S&P Dow Jones Indices). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Invesco V.I. Equally-Weighted S&P 500 Fund, the Invesco® V.I. S&P 500 Buffer Fund or any member of the public regarding the advisability of investing in securities generally or in the Invesco V.I. Equally-Weighted S&P 500 Fund or Invesco® V.I. S&P 500 Buffer Fund particularly or the ability of the S&P 500® Equal Weight Index or the S&P 500® Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Invesco with respect to the S&P 500® Equal Weight Index and the S&P 500® Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Equal Weight Index and the S&P 500® Index are determined, composed and calculated by S&P Dow Jones Indices without regard to Invesco or the Invesco V.I. Equally-Weighted S&P 500 Fund or Invesco® V.I. S&P 500 Buffer Fund. S&P Dow Jones Indices has no obligation to take the needs of Invesco or the owners of the Invesco V.I. Equally-Weighted S&P 500 Fund or Invesco® V.I. S&P 500 Buffer Fund into consideration in determining, composing or calculating the S&P 500® Equal Weight Index or the S&P 500® Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Invesco V.I. Equally-Weighted S&P 500 Fund or Invesco® V.I. S&P 500 Buffer Fund or the timing of the issuance or sale of the Invesco V.I. Equally-Weighted S&P 500 Fund or Invesco® V.I. S&P 500 Buffer Fund or in the determination or calculation of the equation by which Invesco V.I. Equally-Weighted S&P 500 Fund or Invesco® V.I. S&P 500 Buffer Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Invesco V.I. Equally-Weighted S&P 500 Fund or Invesco® V.I. S&P 500 Buffer Fund. There is no assurance that investment products based on the S&P 500® Equal Weight Index or S&P 500® Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® EQUAL WEIGHT INDEX, S&P 500® INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY INVESCO, OWNERS OF THE INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND AND EACH INVESCO® V.I. S&P 500 BUFFER FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® EQUAL WEIGHT INDEX, S&P 500® INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND INVESCO, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
The Adviser, Sub-Adviser and their affiliates (collectively, the Adviser Parties) do not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser Parties shall have no liability for any errors, omissions, restatements, re-calculations or interruptions therein. The Adviser Parties make no warranty, express or implied, as to results to be obtained by the Invesco V.I. Equally-Weighted S&P 500 Fund or each Invesco® V.I. S&P 500 Buffer Fund, owners of shares of the Invesco V.I. Equally-Weighted S&P 500 Fund or each Invesco® V.I. S&P 500 Buffer Fund, or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser Parties make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser Parties have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.
Additional Information Concerning the NASDAQ-100 Index. Each Invesco® V.I. NASDAQ 100 Buffer Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to each Invesco® V.I. NASDAQ 100 Buffer Fund. The Corporations make no representation or warranty, express or implied, to the owners of each Invesco® V.I. NASDAQ 100 Buffer Fund or any member of the public regarding the advisability of investing in securities generally or in each Invesco® V.I. NASDAQ 100 Buffer Fund particularly, or the ability of the Underlying Index to track general stock market performance. The Corporations' only relationship to the

Adviser and each Invesco® V.I. NASDAQ 100 Buffer Fund (together, the “Licensee”) is in the licensing of the Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, NDX®, QQQ®, and certain trade names of the Corporations and the use of the Underlying Index which is determined, composed and calculated by Nasdaq without regard to the Licensee. Nasdaq has no obligation to take the needs of the Licensee or the owners of each Invesco® V.I. NASDAQ 100 Buffer Fund into consideration in determining, composing or calculating the Underlying Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of each Invesco® V.I. NASDAQ 100 Buffer Fund to be issued or in the determination or calculation of the equation by which each Invesco® V.I. NASDAQ 100 Buffer Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of each Invesco® V.I. NASDAQ 100 Buffer Fund.
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF EACH INVESCO V.I. NASDAQ 100 BUFFER FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABIITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
The Adviser, Sub-Adviser and their affiliates (collectively, the Adviser Parties) do not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser Parties shall have no liability for any errors, omissions, restatements, re-calculations or interruptions therein. The Adviser Parties make no warranty, express or implied, as to results to be obtained by each Invesco® V.I. NASDAQ 100 Buffer Fund, owners of shares of each Invesco® V.I. NASDAQ 100 Buffer Fund, or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser Parties make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser Parties have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.
Real Estate Investment Trusts (REITs). Each Fund may invest in equity interests and/or debt obligations issued by REITs.
REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interest therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States or both. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.
Investments in REITs may be subject to many of the same risks as direct investments in real estate. These risks include difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, heavy cash flow dependency and increases in interest rates. To the extent that a Fund invests in REITs, the Fund could conceivably acquire real estate directly as a result of a default on the REIT interests or obligations it owns.
In addition to the risks of direct real estate investment described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. REITs are also subject to the following risks: they are dependent upon management skill and on cash flows; are not diversified; are subject to defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act; and are subject to interest rate risk. A Fund that invests in REITs will bear a proportionate share of the expenses of the REITs.
Furthermore, for tax reasons, a REIT may impose limits on how much of its securities any one investor may own. These ownership limitations (also called “excess share provisions”) may be based on ownership of securities by multiple funds and accounts managed by the same investment adviser and typically result in adverse consequences (such as automatic divesture of voting and dividend rights for shares that exceed the excess share provision) to investors who exceed the limit. A REIT’s excess share provision may result in a Fund being unable to purchase (or otherwise obtain economic exposure to) the desired amounts of certain REITs. In some circumstances, a Fund may seek and obtain a waiver from a REIT to exceed the REIT’s ownership limitations without being subject to the adverse consequences of exceeding such limit were a waiver not obtained, provided that the Fund complies with the provisions of the waiver.
Initial Public Offerings. Certain Funds may invest in securities of companies in IPOs. IPOs of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to a Fund, or only in very limited quantities. Thus, when a Fund’s size is smaller, any gains from IPOs will have an exaggerated impact on the Fund’s reported performance than when the Fund is larger. A Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. There can be no assurance that a Fund will have favorable IPO investment opportunities.
Other Investment Companies. Unless otherwise indicated in this SAI or in a Fund’s prospectus, a Fund may purchase shares of other investment companies, including exchange-traded funds (“ETFs”), non-exchange traded U.S. registered open-end investment companies (mutual funds), closed-end investment companies, or non-U.S. investment companies traded on foreign exchanges. When a Fund purchases shares of another investment company, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company and will be subject to the risks associated with the portfolio investments of the underlying investment company.
A Fund’s investment in the securities of other investment companies is subject to the applicable provisions of the 1940 Act and the rules thereunder. Specifically, Section 12(d)(1) of the 1940 Act contains various limitations on the ability of a registered investment company (an “acquiring fund”) to acquire shares of another registered investment company (an “acquired fund”). Under these limits, an acquiring fund generally cannot (i) purchase more than 3% of the total outstanding voting stock of an acquired fund; (ii) invest more than 5% of its total assets in securities issued by an acquired company; and (iii) invest more than 10% of its total assets in securities issued by other investment companies. Likewise, an acquired fund, as well as its principal underwriter or any broker or dealer registered under the Exchange Act, cannot knowingly sell more than 3% of the total outstanding voting stock of the acquired fund to an acquiring fund, or more than 10% of the total outstanding voting stock of the acquired fund to acquiring funds generally.
Rule 12d1-4 under the 1940 Act, which became effective January 19, 2022, created a regulatory framework for funds’ investments in other funds. Rule 12d1-4 allows a fund to acquire the securities of another investment company in excess of the limitations imposed by Section 12 without obtaining an exemptive order from the SEC, subject to certain limitations and conditions. Among those conditions is the requirement that, prior to a fund relying on Rule 12d1-4 to acquire securities of another fund in excess of the limits of Section 12(d)(1), the acquiring fund must enter into a Fund of Funds Agreement with the acquired fund. (This requirement does not apply when the acquiring fund’s investment adviser acts as the acquired fund’s investment adviser and does not act as sub-adviser to either fund.)
Rule 12d1-4 also is designed to limit the use of complex fund structures. Under Rule 12d1-4, an acquired fund is prohibited from purchasing or otherwise acquiring the securities of another investment company or private fund if, immediately after the purchase, the securities of investment companies and private funds owned by the acquired fund have an aggregate value in excess of 10% of the value of the acquired fund’s total assets, subject to certain limited exceptions. Accordingly, to the extent a Fund’s shares are sold to other investment companies in reliance on Rule 12d1-4, the Fund will be limited in the amount it could invest in other investment companies and private funds.
In addition to Rule 12d1-4, the 1940 Act and related rules provide other exemptions from these restrictions. For example, these limitations do not apply to investments by a Fund in investment companies that are money market funds, including money market funds that have the Adviser or an affiliate of the Adviser as an investment adviser.
Limited Partnerships. A limited partnership interest entitles the Fund to participate in the investment return of the partnership’s assets as defined by the agreement among the partners. As a limited partner, the Fund generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner’s liability generally is limited to the amount of its commitment to the partnership.
Master Limited Partnerships (MLPs). MLPs generally are limited partnerships (or limited liability companies), the common units of which are listed and traded on a national securities exchange or over-the-counter. MLPs generally have two classes of partners, the general partner and the limited partners. The general partner normally controls the MLP through an equity interest plus units that are subordinated to the common (publicly traded) units for an initial period and then only converting to common if certain financial tests are met. The general partner also generally receives a larger portion of the net income as incentive. As cash flow grows, the general partner receives a greater interest in the incremental income compared to the interest of limited partners.
MLP common units represent an equity ownership interest in a partnership, providing limited voting rights and entitling the holder to a share of the company’s success through distributions and/or capital appreciation. Unlike shareholders of a corporation, common unit holders do not elect directors annually and generally have the right to vote only on certain significant events, such as mergers, a sale of substantially all of the assets, removal of the general partner or material amendments to the partnership agreement. MLPs are required by their partnership agreements to distribute a large percentage of their current operating earnings. Common unit holders generally have first right to a minimum quarterly distribution (MQD) prior to distributions to the convertible subordinated unit holders or the general partner (including incentive distributions). Common unit holders typically have arrearage rights if the MQD is not met. In the event of liquidation, MLP common unit holders have first right to the partnership’s remaining assets after bondholders, other debt holders, and preferred unit holders have been paid in full.
The general partner or managing member interest in an MLP is typically retained by the original sponsors of an MLP, such as its founders, corporate partners and entities that sell assets to the MLP. The holder of the general partner or managing member interest can be liable in certain circumstances for amounts greater than the amount of the holder’s investment in the general partner or managing member. General partner or managing member interests often confer direct board participation rights in, and in many cases control over the operations of, the MLP. General partner or managing member interests can be privately held or owned by publicly traded entities. General partner or managing member interests receive cash distributions, typically in an amount of up to 2% of available cash, which is contractually defined in the partnership or limited liability company agreement. In addition, holders of general partner or managing member interests typically receive incentive distribution rights (IDRs), which provide them with an increasing share of the entity’s aggregate cash distributions upon the payment of per common unit distributions that exceed specified threshold levels above the MQD. Incentive distributions to a general partner are designed to encourage the general partner, who controls and operates the partnership, to maximize the partnership’s cash flow and increase distributions to the limited partners. Due to the IDRs, general partners of MLPs have higher distribution growth prospects than their underlying MLPs, but quarterly incentive distribution payments would also decline at a greater rate than the decline rate in quarterly distributions to common and subordinated unit holders in the event of a reduction in the MLP’s quarterly distribution. The ability of the limited partners or members to remove the general partner or managing member without cause is typically very limited. In addition, some MLPs permit the holder of IDRs to reset, under specified circumstances, the incentive distribution levels and receive compensation in exchange for the distribution rights given up in the reset.
Some companies in which a Fund may invest have been organized as limited liability companies (MLP LLCs). Such MLP LLCs generally are treated in the same manner as MLPs for federal income tax purposes (i.e., generally taxed as partnerships). MLP LLC common units trade on a national securities exchange or OTC. In contrast to MLPs, MLP LLCs have no general partner and there are generally no incentives that entitle management or other unitholders to increased percentages of cash distributions as distributions reach higher target levels. In addition, MLP LLC common unitholders typically have voting rights with respect to the MLP LLC, whereas MLP common units have limited voting rights.
Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
There are also certain tax risks undertaken by the Fund when it invests in MLPs. MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level, subject to the application of certain partnership audit rules. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund. Also, to the extent a distribution received by a Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase the Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.
Greenfield Projects. Greenfield projects are energy-related projects built by private joint ventures formed by energy infrastructure companies. Greenfield projects may include the creation of a new pipeline, processing plant or storage facility or other energy infrastructure asset that is integrated with the company’s existing assets. The primary risk involved with the greenfield projects is execution risk or construction risk. Changing project requirements, elevated costs for labor and materials, and unexpected construction hurdles all can increase construction costs. Financing risk exists should changes in construction costs or financial markets occur. Regulatory risk exists should changes in regulation occur during construction or the necessary permits are not secured prior to beginning construction.
Private Investments in Public Equity. Private investments in public equity (PIPES) are equity securities in a private placement that are issued by issuers who have outstanding, publicly-traded equity securities of the same class. Shares in PIPES generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPES are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPES to be illiquid during this time. PIPES may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.
Private Equity and Debt Investments. Privately issued securities, which include private investments in public equity (PIPEs), and private debt investments, involve an extraordinarily high degree of business and financial risk and can result in substantial or complete losses. Some portfolio companies in which the Fund may invest may be operating at a loss or with substantial variations in operating results from period to period and may need substantial additional capital to support expansion or to achieve or maintain competitive positions. Such companies may face intense competition, including competition from companies with much greater financial resources, much more extensive development, production, marketing and service capabilities and a much larger number of qualified managerial and technical personnel. The Fund can offer no assurance that the marketing efforts of any particular portfolio company will be successful or that its business will succeed. Additionally, privately held companies are not subject to SEC reporting requirements or the reporting requirements of publicly traded companies in applicable jurisdictions, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Adviser may not have timely or accurate information about the business, financial conditions and results of operations of the privately held companies in which the Fund invests. The more limited financial information and lack of publicly available prices require a Fund to determine a fair value for such investments in accordance with the valuation policy approved by the Board and related procedures. Difficulty in valuing such investments may make it difficult to accurately determine a Fund's exposure to privately issued securities. The Fund’s NAV could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher than the values that the Fund ultimately realizes upon the disposal of such investments. In addition, input from the Adviser’s investment professionals as part of the Fund’s valuation process could result in a conflict of interest as the Adviser’s management fee is based, in part, on the value of the Fund’s assets.
Investments in private companies may be considered to be illiquid and may be difficult to sell at a desirable time or at the prices at which the Fund has valued the investments. Additional risks include that the Fund could be subject to contingent liabilities in the event a private issuer is acquired by another company during the period it is held by the Fund; and that the company may be using excessive leverage. Privately issued debt securities can often be below investment grade quality and frequently are unrated.
Defaulted Securities. Defaulted securities are debt securities on which the issuer is not currently making interest payments. In order to enforce its rights in defaulted securities, a Fund may be required to participate in legal proceedings or take possession of and manage assets securing the issuer’s obligations on the defaulted securities. This could increase operating expenses and adversely affect net asset value. Risks of defaulted securities may be considerably higher as they are generally unsecured and subordinated to other creditors of the issuer. Investments in defaulted securities generally will also be considered illiquid investments subject to the limitations described herein, except as otherwise may be determined under the Trust’s applicable policies and procedures.
Variable or Floating Rate Instruments. Variable or floating rate instruments are securities that provide for a periodic adjustment in the interest rate paid on the obligation. The interest rates for securities with variable interest rates are readjusted on set dates (such as the last day of the month or calendar quarter) and the interest rates for securities with floating rates are reset whenever a specified interest rate change occurs. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as market interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates have a demand feature allowing the Fund to demand payment of principal and accrued interest prior to its maturity. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable rating standards of the Funds. A Fund’s Adviser, or Sub-Adviser, as applicable, may determine that an unrated floating rate or variable rate demand obligation meets the Fund’s rating standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those rating standards.
For Rule 2a-7 purposes (for Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio), a variable rate security, the principal amount of which is scheduled to be paid in more than 397 calendar days, that is subject to a demand feature, shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.  A floating rate security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have a maturity of one day.
The secondary market for certain floating rate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods (in some cases, longer than seven days).  Certain floating rate loans held by a Fund might not be considered securities for purposes of the Exchange Act and therefore a risk exists that purchasers, such as the Funds, may not be entitled to rely on the antifraud provisions of those Acts.
Premium Securities. Premium securities are securities bearing coupon rates higher than the then prevailing market rates.
Premium securities are typically purchased at a “premium,” in other words, at a price greater than the principal amount payable on maturity. The Fund will not amortize the premium paid for such securities in calculating its net investment income. As a result, in such cases the purchase of premium securities provides the Fund a higher level of investment income distributable to shareholders on a current basis than if the Fund purchased securities bearing current market rates of interest. However, the yield on these securities would remain at the current market rate. If securities purchased by the Fund at a premium are called or sold prior to maturity, the Fund will realize a loss to the extent the call or sale price is less than the purchase price. Additionally, the Fund will realize a loss of principal if it holds such securities to maturity.
Stripped Income Securities. Stripped Income Securities are obligations representing an interest in all or a portion of the income or principal components of an underlying or related security, a pool of securities, or other assets. Stripped income securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped, where one class will receive all of the interest (the interest-only class or the IO class), while the other class will receive all of the principal (the principal-only class or the PO class).
The market values of stripped income securities tend to be more volatile in response to changes in interest rates than are conventional income securities. In the case of mortgage-backed stripped income securities, the yields to maturity of IOs and POs may be very sensitive to principal repayments (including prepayments) on the underlying mortgages resulting in a Fund being unable to recoup its initial investment or resulting in a less than anticipated yield. The market for stripped income securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price.
Privatizations. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs to sell part or all of their interests in government owned or controlled companies or enterprises (privatizations). A Fund’s investments in such privatizations may include: (i) privately negotiated investments in a government owned or controlled company or enterprise; (ii) investments in the initial offering of equity securities of a government owned or controlled company or enterprise; and (iii) investments in the securities of a government owned or controlled company or enterprise following its initial equity offering.
In certain foreign countries, the ability of foreign entities such as the Fund to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies and enterprises currently owned or controlled by them, that privatization programs will be successful, or that foreign governments will not re-nationalize companies or enterprises that have been privatized. If large blocks of these enterprises are held by a small group of stockholders the sale of all or some portion of these blocks could have an adverse effect on the price.
Participation Notes. Participation notes, also known as participation certificates, are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a country. Participation notes are generally traded OTC. The performance results of participation notes will not replicate exactly the performance of the foreign company or foreign securities market that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities market that they seek to replicate.

In addition, participation notes are subject to counterparty risk, currency risk and reinvestment risk. Counterparty risk is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participation note against the issuer of the underlying assets. Additionally, there is a currency risk since the dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and (a) the currencies in which the notes are denominated, such as euro denominated participation notes, and (b) the currency of the country in which the foreign company sits. Also, there is a reinvestment risk because the amounts from the note may be reinvested in a less valuable investment when the note matures.
Investment Techniques
Forward Commitments, When-Issued and Delayed Delivery Securities. Certain Funds may purchase and sell securities on a forward commitment, when-issued and delayed delivery basis whereby the Fund buys or sells a security with payment and delivery taking place in the future. Securities purchased or sold on a forward commitment, when-issued or delayed delivery basis involve delivery and payment that take place in the future after the trade date or the date of the commitment to purchase or sell the securities at a pre-determined price and/or yield. Settlement of such transactions normally occurs a month or more after the purchase or sale commitment is made. Typically, no interest accrues to the purchaser until the security is delivered. Forward commitments include “to be announced” (TBA) transactions, which are contracts for the purchase and sale of mortgage-backed securities issued or guaranteed by certain U.S. agencies or government sponsored enterprises for delivery at a future settlement date agreed upon by the two parties to the transaction, which is typically a month or more after the trade date of the transaction. On the trade date of a TBA transaction, the counterparties agree upon certain criteria for the securities that are to be delivered, including the issuer, maturity, coupon, face value and price, but the precise securities to be delivered are not specified. Instead, the actual securities to be delivered, which must satisfy the specified criteria, are communicated by the seller to the buyer shortly before the agreed upon settlement date. Although a Fund generally intends to acquire or dispose of securities on a forward commitment, when-issued or delayed delivery basis, a Fund may instead sell these securities or its commitment before the settlement date if deemed advisable. This will frequently be the case for TBA transactions and other forward-settling mortgage-backed securities transactions. No specific limitation exists as to the percentage of the Fund’s assets which may be used to acquire securities on a when-issued and delayed delivery basis.
When purchasing a security on a forward commitment, when-issued or delayed delivery basis, a Fund assumes the risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Securities purchased on a forward commitment, when-issued or delayed delivery basis are subject to changes in value based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Accordingly, securities acquired on such a basis may expose a Fund to risks because they may experience such fluctuations prior to actual delivery. Purchasing securities on a forward commitment, when-issued or delayed delivery basis may involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.
Many forward commitments, when-issued and delayed delivery transactions, including TBAs, are also subject to the risk that a counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, including making payments or fulfilling delivery obligations to a Fund. A Fund may obtain no or only limited recovery in a bankruptcy or other reorganizational proceedings, and any recovery may be significantly delayed. With respect to TBA transactions and other forward-settling mortgage-backed securities transactions, the counterparty risk may be mitigated by the exchange of variation margin between the counterparties on a regular basis as the market value of the deliverable security fluctuates.
Investment in these types of securities may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor its commitment. In the case of a purchase transaction, the delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. TBA transactions and other forward-settling mortgage-backed securities transactions may be effected pursuant to a collateral agreement with the counterparty under which the parties exchange collateral consisting of cash or liquid securities in an amount as specified by the agreement that is based on the change in the market value of the TBA transactions governed by the agreement. A Fund or the counterparty will make payments throughout the term of the transaction as collateral values fluctuate to maintain full collateralization for the term of the transaction. Collateral will be marked-to-market every business day. If the counterparty defaults on the transaction or declares bankruptcy or insolvency, a Fund might incur expenses in enforcing its rights, or the Fund might experience delay and costs in recovering collateral or may suffer a loss if the value of the collateral declines.
Short Sales. Each Fund (except Invesco V.I. Government Money Market Fund) may engage in short sales that the Fund owns or has the right to obtain (“short sales against the box”).  Invesco V.I. Global Real Estate Fund may also engage in short sales of securities that the Fund does not own.  In addition, Invesco V.I. Government Securities Fund may engage in short sales of TBA mortgages that the Fund does not own.  Invesco V.I. Global Real Estate Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund's net assets. This limitation does not apply to short sales "against the box."  Invesco V.I. Global Real Estate Fund is permitted and intends from time to time to effect short sales that are not “against the box.” In a short sale that is not “against the box,” Invesco V.I. Global Real Estate Fund does not own the security borrowed. To secure its obligation to deliver to such broker-dealer the securities sold short, Invesco V.I. Global Real Estate Fund must segregate an amount of cash or liquid securities equal to the difference between the current market value of the securities sold short and any cash or liquid securities deposited as collateral with the broker in connection with the short sale (including the proceeds of the short sale). The amounts deposited with the broker or segregated with the custodian do not have the effect of limiting the amount of money that the Fund may lose on a short sale. In a short sale that is not “against the box,” Invesco V.I. Global Real Estate Fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short.  Invesco V.I. Global Real Estate Fund will realize a gain if the price of a security declines between the date of the short sale and the date on which the Fund replaces the borrowed security. On the other hand, the Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that the Fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales that are not “against the box” differ from those that could arise from a cash investment in a security in that losses from short sales that are not “against the box” may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of the Fund’s investment in the security. For example, if the Fund purchases a $10 security, potential loss is limited to $10; however, if the Fund sells a $10 security short, it may have to purchase the security for return to the broker-dealer when the market value of that security is $50, thereby incurring a loss of $40.
A short sale involves the sale of a security which a Fund does not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security from a broker. A Fund normally closes a short sale by purchasing an equivalent number of shares of the borrowed security on the open market and delivering them to the broker. A short sale is typically effected when the Fund’s Adviser believes that the price of a particular security will decline. Open short positions using options, futures, swaps or forward foreign currency contracts are not deemed to constitute selling securities short.
To secure its obligation to deliver the securities sold short to the broker and repay the securities borrowed, a Fund will be required to deposit cash or liquid securities with the broker as collateral. In addition, a Fund may have to pay a fee or rate of interest to borrow the securities, and while the loan of the security sold short is outstanding, the Fund is required to pay to the broker the amount of any dividends paid on shares sold short. The collateral pledged by the Fund to the broker in connection with short sales will be marked to market daily. The collateral pledged does not have the effect of limiting the amount of money that a Fund may lose on a short sale.
Short positions create a risk that the Fund will be required to cover them by buying the security at a time when the security has appreciated in value, thus resulting in a loss to the Fund. A short position in a security poses more risk than holding the same security long. Because a short position loses value as the security’s price increases, the loss on a short sale is theoretically unlimited. The loss on a long position is limited to what the Fund originally paid for the security together with any transaction costs. A Fund may not always be able to borrow a security a Fund seeks to sell short at a particular time or at an acceptable price. It is possible that the market value of the securities the Fund holds in long positions will decline at the same time that the market value of the securities the Fund has sold short increases, thereby increasing the Fund’s potential volatility and losses. Because a Fund may be required to pay dividends, interest, premiums and other expenses in connection with a short sale, any benefit for the Fund resulting from the short sale will be decreased, and the amount of any ultimate gain or loss will be decreased or increased, respectively, by the amount of such expenses.
Short sales against the box are short sales of securities that a Fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a Fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including fees or interest expenses, in connection with opening, maintaining, and closing short sales against the box.
Short sales against the box result in a “constructive sale” and require a Fund to recognize any taxable gain unless an exception to the constructive sale applies. See “Dividends, Distributions and Tax Matters — Tax Matters — Tax Treatment of Portfolio Transactions — Options, futures, forward contracts, swap agreements and hedging transactions.”
Margin Transactions. The Fund will not purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures, swaps or options transactions and the use of a reverse repurchase agreement to finance the purchase of a security will not be considered the purchase of a security on margin.
Interfund Loans. The SEC has issued an exemptive order permitting the Invesco Funds to borrow money from and lend money to each other for temporary or emergency purposes. The Invesco Funds’ interfund lending program is subject to a number of conditions, including the requirements that: (1) an interfund loan generally will occur only if the interest rate on the loan is more favorable to the borrowing fund than the interest rate typically available from a bank for a comparable transaction and the rate is more favorable to the lending fund than the rate available on overnight repurchase transactions; (2) an Invesco Fund may not lend more than 15% of its net assets through the program (measured at the time of the last loan); and (3) an Invesco Fund may not lend more than 5% of its net assets to another Invesco Fund through the program (measured at the time of the loan). A Fund may participate in the program only if and to the extent that such participation is consistent with the Fund’s investment objective and investment policies. Interfund loans have a maximum duration of seven days. Loans may be called with one day’s notice and may be repaid on any day.
Borrowing. The Funds may borrow money to the extent permitted under the 1940 Act Laws, Interpretations and Exemptions (defined below) and Fund Policies. Such borrowings may be utilized (i) for temporary or emergency purposes; (ii) in anticipation of or in response to adverse market conditions; or, (iii) for cash management purposes. All borrowings are limited to an amount not exceeding 33 1/3% of a Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation even if it is not advantageous to sell securities at that time.

If there are unusually heavy redemptions, a Fund may have to sell a portion of its investment portfolio at a time when it may not be advantageous to do so. Selling Fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. Invesco and the Sub-Advisers believe that, in the event of abnormally heavy redemption requests, a Fund’s borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.
The ability to borrow money to purchase additional securities gives the Fund greater flexibility to purchase securities for investment or tax reasons and not to be dependent on cash flows.  To the extent borrowing costs exceed the return on the additional investments; the return realized by the Fund’s shareholders will be adversely affected.  The Fund’s borrowing to purchase additional securities creates an opportunity for a greater total return to the Fund, but, at the same time, increases exposure to losses.  The Fund’s willingness to borrow money for investment purposes, and the amount it borrows depends upon many factors, including investment outlook, market conditions and interest rates.  Successful use of borrowed money to purchase additional investments depends on Invesco’s or the Sub-Adviser’s ability to predict correctly interest rates and market movements; such a strategy may not be successful during any period in which it is employed.
The Funds may borrow from a bank, broker-dealer, or another Invesco Fund. Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their account with their custodian bank. To compensate the custodian bank for such overdrafts, the Funds may either (i) leave funds as a compensating balance in their account so the custodian bank can be compensated by earning interest on such funds; or (ii) compensate the custodian bank by paying it an agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of a Fund’s total assets or when any borrowings from an Invesco Fund are outstanding.
Lending Portfolio Securities. Certain Funds may lend its portfolio securities (principally to brokers, dealers or other financial institutions) to generate additional income. Such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets. A Fund will loan its securities only to parties that Invesco has determined are in good standing and when, in Invesco’s judgment, the potential income earned would justify the risks.
Although voting rights may pass with the lending of portfolio securities, a Fund will be entitled to call loaned securities, or otherwise obtain rights to vote or consent, when deemed necessary by Invesco with respect to a material event affecting securities on loan. The Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.
If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.
Any cash received as collateral for loaned securities will be invested, in accordance with a Fund’s investment guidelines, in short-term money market instruments, affiliated unregistered investment companies that are compliant with Rule 2a-7 or Affiliated Money Market Funds. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether a Fund is complying with its investment policies, strategies and restrictions, the Fund will consider the loaned securities as assets of the Fund, but will not consider any collateral received as a Fund asset. The Fund will bear any loss on the investment of cash collateral.
For a discussion of tax considerations relating to lending portfolio securities, see “Dividends, Distributions and Tax Matters — Tax Matters — Tax Treatment of Portfolio Transactions — Securities Lending.”

Repurchase Agreements. Certain Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest. Repurchase agreements are agreements under which a Fund purchases a security from a broker-dealer or bank that agrees to repurchase that security at a mutually agreed upon time and price (which is higher than the purchase price), thereby resulting in a yield to the Fund during a Fund’s holding period. A Fund may enter into a “continuing contract” or “open” repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying securities from the Fund on demand and the effective interest rate is negotiated on a daily basis. Repurchase agreements may be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase.
In any repurchase agreement, the securities that are subject to the transaction may be obligations issued by the U.S. government or its agencies or instrumentalities. To the extent a money market Fund engages in repurchase agreements with the Federal Reserve Bank of New York," for purposes of the Funds' investment policies. Additionally, the Funds consider federal agency mortgage backed securities to be government securities.  Repurchase agreements involving obligations of other collateral may be subject to special risks and may not have the benefit of certain protections in the event of counterparty’s insolvency. The Funds may also engage in repurchase agreements collateralized by non-government securities that are rated investment grade or below investment grade by the requisite NRSROs or unrated securities of comparable quality, loan participations, and equities.
If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience a loss on the sale of the security subject to the repurchase agreement to the extent that the sale proceeds including accrued interest are less than the resale price provided in the repurchase agreement, including interest. In addition, although the Bankruptcy Code and other insolvency laws may provide certain protections for some types of repurchase agreements, if the seller of a repurchase agreement should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the value of the underlying security declines or the Fund may be deemed to be an unsecured creditor and be required to return the securities to the seller.
The Funds may enter into repurchase agreements that involve securities that may be subject to a court- ordered or other “stay” in the event of the seller’s bankruptcy or insolvency. A “stay” will prevent a Fund from selling the securities it holds under a repurchase agreement until permitted by a court or other authority. In these situations Invesco V.I. Government Money Market Fund may be subject to greater risk that the value of the securities may decline before they are sold, and that the Fund may experience a loss.
The securities underlying a repurchase agreement will be marked-to-market every business day, and if the value of the securities falls below a specified percentage of the repurchase price (typically 102%), the counterparty will be required to deliver additional collateral to a Fund in the form of cash or additional securities. Custody of the securities will be maintained by a Fund’s custodian or sub-custodian for the duration of the agreement.
The Funds may invest their cash balances in joint accounts with other Invesco Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days and collateralized by cash or government securities, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements may be considered loans by a Fund under the 1940 Act.
No Fund will enter into a repurchase agreement that causes more than 15% of its net assets (for Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio, 5% of its total assets at the time of purchase) to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of a Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.
Regulation S Securities. Regulation S securities of U.S. and non-U.S. issuers are offered through private offerings without registration with the SEC pursuant to Regulation S of the 1933 Act. Offerings of Regulation S securities may be conducted outside of the United States, and Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. Although Regulation S securities may be resold in privately negotiated transactions, the price realized from these sales could be less than that originally paid by a Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in substantial losses.
Restricted and Illiquid Investments. Each Fund (except Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio) may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments.  Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio may not acquire any illiquid security if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in illiquid investments.
 For purposes of the above 15% limitation, illiquid investment means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the 1940 Act and applicable rules and regulations thereunder. Illiquid investments may include a wide variety of investments, such as, for example: (1) repurchase agreements maturing in more than seven days (unless the agreements have demand/redemption features); (2) OTC options contracts and certain other derivatives (including certain swap agreements); (3) fixed time deposits that are not subject to prepayment or that provide for withdrawal penalties upon prepayment (other than overnight deposits); (4) loan interests and other direct debt instruments; (5) municipal lease obligations; (6) commercial paper issued pursuant to Section 4(2) of the 1933 Act; and (7) securities that are unregistered, that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act, or that are exempt from registration under the 1933 Act or otherwise restricted under the federal securities laws, including private placement securities sold pursuant to Regulation S. For purposes of Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio’s 5% limitation, an illiquid security means a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the Fund, as determined pursuant to the 1940 Act and applicable rules and regulations thereunder.
Limitations on the resale of restricted investments may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations. A Fund’s difficulty valuing and selling restricted securities or illiquid investments may result in a loss or be costly to the Fund.
If a substantial market develops for a restricted security or illiquid investment held by a Fund, it may be treated as a liquid investment, in accordance with procedures and guidelines adopted by the Board on behalf of the Funds.
Rule 144A Securities. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. Pursuant to Rule 22e-4 under the 1940 Act, a Fund will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund’s restriction on illiquid investments. The determination of whether a Rule 144A security is liquid or illiquid will take into account relevant market trading, and investment-specific considerations consistent with applicable SEC guidance. Additional factors that may be considered include the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could increase the amount of a Fund’s illiquid investments if qualified institutional buyers are unwilling to purchase such securities.
Reverse Repurchase Agreements. Each Fund (except Invesco V.I. Government Money Market Fund and Invesco U.S. Government Money Portfolio) may engage in reverse repurchase agreements. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date or upon demand. During the reverse repurchase agreement period, the Fund continues to receive interest and principal payments on the securities sold, but pays interest to the other party on the proceeds received. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.
Reverse repurchase agreements are a form of leverage and involve the risk that the market value of securities to be repurchased by the Fund may decline below the price at which the Fund is obligated to repurchase the securities, resulting in a requirement for the Fund to deliver margin to the other party in the amount of the related shortfall, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Leverage may make the Fund’s returns more volatile and increase the risk of loss. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
Mortgage Dollar Rolls. Certain Funds may engage in mortgage dollar rolls (a dollar roll). A dollar roll is a type of transaction that involves the sale by a Fund of a mortgage-backed security to a financial institution such as a bank or broker dealer, with an agreement that the Fund will repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest or principal payments on the securities sold but is compensated for the difference between the current sales price and the forward price for the future purchase. A Fund typically enters into a dollar roll transaction to enhance the Fund’s return either on an income or total return basis or to manage pre-payment risk.
Dollar roll transactions involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
Unless the benefits of the sale exceed the income, capital appreciation or gains on the securities sold as part of the dollar roll, the investment performance of a Fund will be less than what the performance would have been without the use of dollar rolls. The benefits of dollar rolls may depend upon the Adviser or Sub-Adviser’s ability to predict mortgage repayments and interest rates. There is no assurance that dollar rolls can be successfully employed.
Standby Commitments. Certain Funds may acquire securities that are subject to standby commitments from banks or other municipal securities dealers. Under a standby commitment a bank or dealer would agree to purchase, at the Fund’s option, specified securities at a specified price. Standby commitments generally increase the cost of the acquisition of the underlying security, thereby reducing the yield. Standby commitments depend upon the issuer’s ability to fulfill its obligation upon demand. Although no definitive creditworthiness criteria are used for this purpose, Invesco reviews the creditworthiness of the banks and other municipal securities dealers from which the Funds obtain standby commitments in order to evaluate those risks.

Derivatives
A derivative is a financial instrument whose value is dependent upon the value of other assets, rates or indices, referred to as “underlying reference assets.” These underlying reference assets may include, among others commodities, stocks, bonds, interest rates, currency exchange rates or related indices. Derivatives include, among others, swaps, options, futures and forward foreign currency contracts. Some derivatives, such as futures and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as many types of swap agreements, are privately negotiated and entered into in the OTC market. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the Dodd-Frank Act) and implementing rules require certain types of swaps to be traded on public execution facilities and centrally cleared.
Derivatives may be used for “hedging,” which means that they may be used when the portfolio managers seek to protect the Fund’s investments from a decline in value, which could result from changes in interest rates, market prices, currency fluctuations and other market factors. Derivatives may also be used when the portfolio managers seek to increase liquidity, implement a tax or cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the characteristics of the Fund’s portfolio investments, for example, duration, and/or to enhance return. However derivatives are used, their successful use is not assured and will depend upon, among other factors, the portfolio managers’ ability to predict and understand relevant market movements.
Certain derivatives involve leverage, that is, the amount invested may be smaller than the full economic exposure of the derivative instrument and the Fund could lose more than it invested. The leverage involved in these derivative transactions may result in the Fund’s net asset value being more sensitive to changes in the value of its investments.
Commodity Exchange Act (CEA) Regulation and Exclusions:
For each Fund, other than Invesco V.I. Balanced-Risk Allocation Fund and Invesco V.I. Global Strategic Income Fund:
With respect to the Funds, Invesco has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the CEA and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, Invesco is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Funds.
The terms of the CPO exclusion require the Funds, among other things, to adhere to certain limits on their investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards, as further described below. Because Invesco and the Funds intend to comply with the terms of the CPO exclusion, the Funds may, in the future, need to adjust their investment strategies, consistent with their investment objectives, to limit their investments in these types of instruments. The Funds are not intended as vehicles for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved Invesco’s reliance on these exclusions, or the Funds, their investment strategies, their prospectuses or this SAI.
Generally, the exclusion from CPO regulation on which Invesco relies requires the Funds to meet one of the following tests for their commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Fund’s positions in commodity interests may not exceed 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of each Fund’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, each Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. If, in the future, a Fund can no longer satisfy these requirements, Invesco would withdraw its notice claiming an exclusion from the definition of a CPO, and Invesco would be subject to registration and regulation as a CPO with respect to the Fund, in accordance with the CFTC rules that allow for substituted compliance with CFTC disclosure and shareholder reporting requirements based on Invesco’s compliance with comparable SEC requirements. However, as a result of CFTC regulation with respect to the Fund, a Fund may incur additional compliance and other expenses.
For Invesco V.I. Balanced-Risk Allocation Fund and Invesco V.I. Global Strategic Income Fund:
 Regulation under the CEA: The Adviser is registered as a CPO under the CEA and the rules of the CFTC and is subject to CFTC regulation with respect to the Funds.  The CFTC has recently adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Funds as a result of Invesco’s registration as a commodity pool operator.  Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on Invesco’s compliance with comparable SEC requirements.  This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to Invesco as the Funds CPO, Invesco’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill Invesco’s CFTC compliance obligations.  However, as a result of CFTC regulation with respect to the Funds, the Funds may incur additional compliance and other expenses. The Adviser is also registered as a CTA but, with respect to the Funds, relies on an exemption from CTA regulation available for a CTA that also serves as a Fund’s CPO.  The CFTC has neither reviewed nor approved the Funds, its investment strategies, its prospectus, or this SAI.
General risks associated with derivatives:
The use by the Funds of derivatives may involve certain risks, as described below.
Counterparty Risk: The risk that a counterparty under a derivatives agreement will not live up to its obligations, including because of the counterparty’s bankruptcy or insolvency. Certain agreements may not contemplate delivery of collateral to support fully a counterparty’s contractual obligation; therefore, the Fund might need to rely solely on contractual remedies to satisfy the counterparty’s full obligation. As with any contractual remedy, there is no guarantee that the Fund will be successful in pursuing such remedies, particularly in the event of the counterparty’s bankruptcy or insolvency. Many derivative trading agreements, such as an ISDA Master Agreement governing OTC swaps, provide for netting of derivatives transactions governed by the agreement in the event of a default by either counterparty, pursuant to which the Fund’s and the counterparty’s obligations under the relevant transactions can be netted and set-off against each other, in which case a Fund’s obligation or right will be the net amount owed to or by the counterparty. Netting agreements are intended to function as a counterparty credit risk mitigant, but in the case of a bankruptcy or insolvency of the relevant counterparty, are subject to the risk that the insolvency regime applicable to the counterparty might not recognize the enforceability of the contractual netting provisions. The Fund will not enter into a derivative transaction with any counterparty that Invesco and/or the Sub-Advisers believe does not have the financial resources to honor its obligations under the transaction. Invesco monitors the financial stability of counterparties. Where the obligations of the counterparty are guaranteed, Invesco monitors the financial stability of the guarantor and the counterparty. If a counterparty’s creditworthiness declines, the value of the derivative would also likely decline, potentially resulting in losses to the Fund.
Leverage Risk: Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivatives may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its initial investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument.
Liquidity Risk: The risk that a particular derivative is difficult to sell or liquidate. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses to the Fund.

Pricing Risk: The risk that the value of a particular derivative does not move in tandem or as otherwise expected relative to the corresponding underlying instruments.
Special Regulatory Risks of Derivatives: The regulation of derivatives is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.
It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which the Fund engages in derivative transactions, may limit or prevent the Fund from using or limit the Fund’s use of these instruments effectively as a part of its investment strategy, and could adversely affect the Fund’s ability to achieve its investment objective. Invesco will continue to monitor developments in the area, particularly to the extent regulatory changes affect the Fund’s ability to enter into desired swap agreements. New requirements, even if not directly applicable to the Fund, may increase the cost of the Fund’s investments and cost of doing business.
Tax Risks: For a discussion of the tax considerations relating to derivative transactions, see “Dividends, Distributions and Tax Matters — Tax Matters — Tax Treatment of Portfolio Transactions.”
Position Limits. The CFTC and various futures exchanges have established limits, referred to as position limits, on the maximum net long or net short positions that any person may hold or control in certain options and futures contracts. More specifically, the CFTC has long established and enforced speculative position limits for futures and options contracts on various agricultural commodities (e.g., corn, oats, wheat, soybeans and cotton). In addition, various futures exchanges currently impose position limits on many other commodities.
The CFTC has proposed rules (which are not yet finalized or effective) that would expand its position limits to include futures and options on so-called “exempt commodities” (which include most energy and metals contracts) and apply position limits to economically equivalent swaps. If the CFTC successfully implements these new rules, the size or duration of positions available to certain Funds may be severely limited and certain Funds’ performance could be negatively impacted.
In order to avoid exceeding position limits, the Adviser may have to modify its trading decisions for certain Funds, and a Fund’s positions may have to be liquidated. Additionally, an exchange may order the liquidation of positions found to be in violation of applicable limits and it may impose other sanctions or restrictions. Such actions could limit the implementation of certain Funds’ investment strategy and adversely affect a Fund’s performance.
The CFTC’s existing regulations require the aggregation of all positions owned or controlled by the same person or entity, even if in different accounts, for the purpose of determining whether applicable position limits have been exceeded, unless an exemption from such aggregation is available. Due to this requirement, even if a Fund does not intend to exceed applicable position limits, it is possible that the positions of other clients managed by the Adviser and their related parties may be aggregated with those of a Fund for this purpose. As a result, the Adviser may have to limit a Fund’s investment strategy and liquidate Fund positions even where a Fund has not exceeded any position limits on its own.
General risks of hedging strategies using derivatives:
The use by the Funds of hedging strategies involves special considerations and risks, as described below.
Successful use of hedging transactions depends upon Invesco’s and the Sub-Advisers’ ability to predict correctly the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While Invesco and the Sub-Advisers are experienced in the use of derivatives for hedging, there can be no assurance that any particular hedging strategy will succeed.

In a hedging transaction, there might be imperfect correlation, or even no correlation, between the price movements of an instrument used for hedging and the price movements of the investments being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.
Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. Investors should bear in mind that a Fund is not obligated to actively engage in hedging. For example, a Fund may not have attempted to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss.
Types of derivatives:
Swaps. Each Fund (except Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio) may enter into swap agreements.  Generally, swap agreements are contracts between a Fund and another party (the counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a futures commission merchant (FCM) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in returns) and/or cash flows earned or realized on a particular asset such as an equity or debt security, commodity, currency, interest rate or index, calculated with respect to a “notional amount.” The notional amount is the set amount selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular foreign currency, or a “basket” of securities representing a particular index. Swap agreements can also be based on credit and other events. In some cases, such as cross currency swaps, the swap agreement may require delivery (exchange) of the entire notional value of one designated currency for another designated currency.
A Fund will typically only enter into swap agreements with counterparties who use standard International Swap and Dealers Association, Inc. (“ISDA”) contract documentation. ISDA establishes industry standards for the documentation of swap agreements. Virtually all principal swap participants use ISDA documentation because it has an established set of definitions, contract terms and counterparty obligations, including provisions for master netting agreements. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, ISDA master agreements include credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
Comprehensive swaps regulation. The Dodd-Frank Act and analogous international laws enacted after the financial crisis imposed comprehensive regulatory requirements on swaps and swap market participants. The U.S. regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and electronic execution of standardized swaps on swap execution facilities; (3) imposing margin requirements on uncleared swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or narrow-based indices of securities and single name credit default swaps.
Uncleared swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In the event that one party to the swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting party or the non-defaulting party, under certain circumstances, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but generally represent the amount that the “in-the-money” party would have to pay to replace the swap as of the date of its termination.
During the term of an uncleared swap, a Fund will be required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if all outstanding swaps between the parties were terminated on the date in question, including any early termination payments (variation margin). Periodically, changes in the amount pledged are made to recognize changes in value of the swap contract resulting from, among other things market value changes in the underlying investment referenced in the swap. Likewise, the counterparty will be required to pledge cash or other assets to cover its obligations to a Fund. However, the amount pledged will not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to a Fund, the amount pledged by the counterparty and available to the Fund may not be sufficient to cover all the amounts due to the Fund and the Fund may sustain a loss.
Regulations requiring initial margin to be posted by certain market participants for uncleared swaps have been adopted and are being phased in over time. When these rules take effect with respect to the Funds, if a Fund is deemed to have material swaps exposure (generally, an average gross notional amount of uncleared swaps and foreign currency forward contracts at certain measurement dates exceeding $8 billion), it will under these regulations be required to post initial margin in addition to variation margin.
Uncleared swaps are not traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, a Fund is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency. The Fund risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, the Fund will have contractual remedies pursuant to the swap agreement, but bankruptcy and insolvency laws could affect the Fund’s rights as a creditor. If the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses.
Cleared Swaps. Certain standardized swaps are subject to mandatory central clearing and trading on execution facilities. The Dodd-Frank Act and analogous international laws will ultimately require the clearing and trading on execution facilities of many swaps. To date, the CFTC has designated only certain of the most common credit default index swaps and certain interest rate swaps as subject to mandatory clearing and certain public execution facilities have made these swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements.
In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party’s FCM, which must be a member of the clearinghouse that serves as the central counterparty.
When a Fund enters into a cleared swap, it must deliver to the clearinghouse (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the clearinghouse, and are typically calculated as an amount based on the volatility in market value of the cleared swap over a fixed period, but an FCM may require additional initial margin above the amount required by the clearinghouse. During the term of the swap agreement, “variation margin” may also be required to be paid by the Fund or may be received by the Fund. If the value of the Fund’s cleared swap declines, the Fund will be required to make additional variation margin payments to the FCM to settle the change in value. Conversely, if the market value of the Fund’s position increases, the FCM will post additional variation margin to the Fund’s account. At the conclusion of the term of the swap agreement, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain are paid to the Fund.
Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy or insolvency of the FCM through which the Fund holds an open position, or the clearinghouse in a swap contract. The assets of a Fund may not be fully protected in the event of the bankruptcy or insolvency of the FCM or clearinghouse because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets to satisfy its own financial obligations or the payment obligations of another customer to the clearinghouse. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.
With cleared swaps, a Fund may not be able to obtain terms as favorable as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with a Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund’s investment in certain types of swaps. Clearinghouses and FCMs can require termination of existing cleared swap transactions upon the occurrence of certain events, and can also require increases in margin above the margin that is required at the initiation of the swap agreement.
Finally, a Fund is subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or clearinghouse is willing or able to clear the transaction. In such an event, the Fund may be required to break the trade and make an early termination payment to the executing broker.
Commonly used swap agreements include:
Credit Default Swaps (CDS): A CDS is an agreement between two parties where the first party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay or bankruptcy of the issuer on a referenced debt obligation. CDS transactions are typically individually negotiated and structured. A Fund may enter into CDS to create long or short exposure to domestic or foreign corporate debt securities or sovereign debt securities.
A Fund may buy a CDS (buy credit protection). In this transaction the Fund makes a stream of payments based on a fixed interest rate (the premium) over the life of the swap in exchange for a counterparty (the seller) taking on the risk of default of a referenced debt obligation (the Reference Obligation). If a credit event occurs for the Reference Obligation, the Fund would cease making premium payments and it would deliver defaulted bonds to the seller. In return, the seller would pay the notional value of the Reference Obligation to the Fund. Alternatively, the two counterparties may agree to cash settlement in which the seller delivers to the Fund (buyer) the difference between the market value and the notional value of the Reference Obligation. If no event of default occurs, the Fund pays the fixed premium to the seller for the life of the contract, and no other exchange occurs.
Alternatively, a Fund may sell a CDS (sell credit protection). In this transaction the Fund will receive premium payments from the buyer in exchange for taking the risk of default of the Reference Obligation. If a credit event occurs for the Reference Obligation, the buyer would cease to make premium payments to the Fund and deliver the Reference Obligation to the Fund. In return, the Fund would pay the notional value of the Reference Obligation to the buyer. Alternatively, the two counterparties may agree to cash settlement in which the Fund would pay the buyer the difference between the market value and the notional value of the

Reference Obligation. If no event of default occurs, the Fund receives the premium payments over the life of the contract, and no other exchange occurs.
Credit Default Index Swaps (CDX): A CDX is a swap on an index of CDS. A CDX allows an investor to manage credit risk or to take a position on a basket of credit entities (such as CDS or CMBS) in a more efficient manner than transacting in single name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for payment of the notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. New series of CDX are issued on a regular basis. A Commercial Mortgage-Backed Index (CMBX) is a type of CDX made up of 25 tranches of commercial mortgage-backed securities (See “Debt Instruments — Mortgage-Backed and Asset-Backed Securities”) rather than CDS. Unlike other CDX contracts where credit events are intended to capture an event of default, CMBX involves a pay-as-you-go (PAUG) settlement process designed to capture non-default events that affect the cash flow of the reference obligation. PAUG involves ongoing, two-way payments over the life of a contract between the buyer and the seller of protection and is designed to closely mirror the cash flow of a portfolio of cash commercial mortgage-backed securities. A CDX index tranche provides access to customized risk, exposing each investor to losses at different levels of subordination. The lowest part of the capital structure is called the “equity tranche” as it has exposure to the first losses experienced in the basket. The mezzanine and senior tranches are higher in the capital structure but can also be exposed to loss in value. Investments are subject to liquidity risks as well as other risks associated with investments in credit default swaps.
Foreign Exchange Swaps: A foreign exchange swap involves an agreement between two parties to exchange two different currencies on a specific date at a fixed rate, and an agreement for the reverse exchange of those two currencies at a later date and at a fixed rate. Foreign exchange swaps were exempted from the definition of “swaps” by the U.S. Treasury and are therefore not subject to many rules under the CEA that apply to swaps, including the mandatory clearing requirement. They are also not considered “commodity interests” for purposes of CEA Regulations and Exclusions, discussed above. However, foreign exchange swaps nevertheless remain subject to the CFTC’s trade reporting requirements, enhanced anti-evasion authority, and strengthened business conduct standards.
Currency Swaps: A currency swap is an agreement between two parties to exchange periodic cash flows on a notional amount of two or more currencies based on the relative value differential between them. Currency swaps typically involve the delivery of the entire notional values of the two designated currencies. In such a situation, the full notional value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Fund may also enter into currency swaps on a net basis, which means the two different currency payment streams under the swap agreement are converted and netted out to a single cash payment in just one of the currencies.
Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions could result in losses to a Fund if it is unable to deliver or receive a specified currency or funds in settlement of obligations, including swap transaction obligations. These actions could also have an adverse effect on a Fund’s swap transactions or cause a Fund’s hedging positions to be rendered useless, resulting in full currency exposure as well as incurring unnecessary transaction costs.
Interest Rate Swaps: An agreement between two parties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified principal or notional amount. In other words, Party A agrees to pay Party B a fixed interest rate multiplied by a notional amount and in return Party B agrees to pay Party A a variable interest rate multiplied by the same notional amount.
Caps, floors and collars. Other types of swaps include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor,” and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.
Commodity Swaps: A commodity swap agreement is a contract in which one party agrees to make periodic payments to another party based on the change in market value of a commodity-based underlying instrument (such as a specific commodity or commodity index) in return for periodic payments based on a fixed or variable interest rate or the total return from another commodity-based underlying instrument. In a total return commodity swap, a Fund receives the price appreciation of a commodity index, a portion of a commodity index or a single commodity in exchange for paying an agreed-upon fee.
Total Return Swaps: An agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains.
Volatility and Variance Swaps: A volatility swap involves an exchange between a Fund and a counterparty of periodic payments based on the measured volatility of an underlying security, currency, commodity, interest rate, index or other reference asset over a specified time frame. Depending on the structure of the swap, either the Fund’s or the counterparty’s payment obligation will typically be based on the realized volatility of the reference asset as measured by changes in its price or level over a specified time period while the other party’s payment obligation will be based on a specified rate representing expected volatility for the reference asset at the time the swap is executed, or the measured volatility of a different reference asset over a specified time period. The Fund will typically make or lose money on a volatility swap depending on the magnitude of the reference asset’s volatility, or size of the movements in its price, over a specified time period, rather than general increases or decreases in the price of the reference asset. Volatility swaps are often used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of other investments held by the Fund. Variance swaps are similar to volatility swaps except payments are based on the difference between the implied and measured volatility mathematically squared.
Inflation Swaps: Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap (with some lag on the referenced inflation index), and the other party pays a compounded fixed rate. Inflation swap agreements may be used to protect the net asset value of a Fund against an unexpected change in the rate of inflation measured by an inflation index. The value of inflation swap agreements is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation.
Swaptions: An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.
Swaptions are considered to be swaps for purposes of CFTC regulation. Although they are currently traded OTC, the CFTC may in the future designate certain options on swaps as subject to mandatory clearing and exchange trading.
Options. Each Fund (except for Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio) may invest in options.
An option is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the security, currency or other instrument underlying the option (or delivery of a cash settlement price, in the case of certain options, such as an index option and other cash-settled options). An option on a CDS or a futures contract (described below) gives the purchaser the right, but not the obligation, to enter into a CDS or assume a position in a futures contract. Option transactions present the possibility of large amounts of exposure (or leverage), which may result in a Fund’s net asset value being more sensitive to changes in the value of the option.
The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.
A Fund (except for the Buffer Funds) will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options would exceed 20% of the Fund’s total assets.  A Fund (except for the Buffer Funds) will not purchase options if, immediately after such purchase, the aggregate premiums paid for outstanding options would exceed 5% of the Fund’s total assets.
A Fund may effectively terminate its right or obligation under an option by entering into an offsetting closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.
Options may be either listed on an exchange or traded in OTC markets. Listed options are tri-party contracts (i.e., performance of the obligations of the purchaser and seller are guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates and differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time; therefore the Fund may be required to treat some or all OTC options as illiquid investments. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to exercise or expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.
Types of Options:
Put Options on Securities. A put option gives the purchaser the right to sell, to the writer, the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (for American style options) or on a specified date (for European style options), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be, at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency for the exercise price.
Call Options on Securities. A call option gives the purchaser the right to buy, from the writer, the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (for American style options) or on a specified date (for European style options), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be, at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell to and deliver the underlying security, contract or foreign currency to the purchaser of the call option for the exercise price.
Index Options. Index options (or options on securities indices) give the option buyer the right to receive, upon exercise, a cash settlement amount instead of the securities included in the relevant index, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index on the relevant option expiration date and the exercise price of the call or put times a specified multiple (the multiplier), which determines the total dollar value for each point of such difference.

The risks of investment in index options may be greater than options on securities, especially if a Fund writes index call options. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing an index call option by holding a diversified portfolio of securities similar to those included in the underlying index. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities in the index and, as a result, bears the risk that the value of the securities held will not be perfectly correlated with the value of the index.
CDS Options. A CDS option transaction gives the buyer the right, but not the obligation, to enter into a CDS at a specified future date and under specified terms in exchange for paying a market based purchase price or premium. The writer of the option bears the risk of any unfavorable move in the value of the CDS relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised.
Non-Standard Options. In addition to the options described above, certain options used by the Fund may have non-standard payout structures or other complex features. These options, which are sometimes referred to as “exotic” options, include, but are not limited to: (i) digital options (otherwise known as binary options or all-or-nothing options), which are cash-settled options that provide for a pre-determined all-or-nothing payment if, at the option expiration date, the price of the reference asset exceeds or is less than (as applicable) a particular threshold price; and (ii) barrier or window barrier options, which come into existence (knock-in) or cease to exist (knock-out) if the price of the reference asset reaches a particular threshold price before the option’s expiration date. These options are typically traded over-the-counter (OTC) and entail all of the investment risks associated with OTC options discussed herein. In addition, because of their non-standard terms, these options may have price movements that vary markedly from those of simple put or call options. Exotic options may be more difficult to value than more standard types of options, and may be subject to greater liquidity risk. While some exotic options have fairly active markets, others are mostly thinly traded instruments. Furthermore, to the extent that the Fund uses options that provide for all-or-nothing payouts (e.g., digital options) for hedging purposes, there may be a heightened risk that the payout will not fully offset the downside risk being hedged. Certain exotic options are considered swaps, and therefore are included in the definition of “commodity interests.”
Flex Options. Flex Options are cleared and guaranteed for settlement by the OCC, but are not listed like other exchange-traded options. Therefore, Flex Options may be less liquid than certain other securities, such as conventional, listed options, and the Fund may not be able to close out certain Flex Options positions at desirable times and prices, which could prevent the Fund from achieving its strategy. FLEX Options provide investors with the ability to customize assets and indices referenced by the options, exercise prices, exercise styles (i.e., American-style) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Each option contract entitles the holder thereof to purchase (for the call options) or sell (for the put options) shares of the reference asset at the strike price.
Flex Options typically can be exercised only on the expiration date, and until that date the value of a Flex Option will be affected by, among other factors, changes in the value of an underlying security or index, changes in interest rates, the price volatility of an underlying security or index and the remaining time until the expiration date. The FLEX Options in which the Funds invest are options on either the S&P 500 Index or Nasdaq-100 Index (as applicable, the “Underlying Index”). An index fluctuates with changes in the market values of the securities included in the index. Prior to the expiration date, the value of the FLEX Options will be affected by, among other factors, changes in the actual and implied volatility of the Underlying Index and the time remaining until the FLEX Options expire. The value of a Flex Option does not increase or decrease at the same rate as the security or underlying index, but typically moves in line with value of the Underlying Index as it approaches its expiration date. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Certain Flex Options could expire without value.

Each of the options exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that the Fund may buy or sell.
The Funds will comply with guidelines established by the SEC with respect to coverage of options by investment companies, and if the guidelines so require, will set aside or earmark appropriate liquid assets in the amount prescribed. Such assets cannot be sold while the option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the reservation of a large percentage of a Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
Option Techniques:
Writing Options. A Fund may write options to generate additional income. As the writer of an option, the Fund may have no control over when the underlying reference asset must be sold (in the case of a call option) or purchased (in the case of a put option), if the option was structured as an American style option, because the option purchaser may notify the Fund of exercise at any time prior to the expiration of the option. In addition, if the option is cash-settled instead of deliverable, the Fund is obligated to pay the option purchaser the difference between the exercise price and the value of the underlying reference asset, instead of selling or purchasing the underlying reference asset, if the option is exercised. In general, options are rarely exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium.
A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying reference asset. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying reference asset will decline below the exercise price, in which case the put option may be exercised and the Fund may suffer a loss.
In return for the premium received for writing a call option on a reference asset, the Fund foregoes the opportunity for profit from a price increase in the underlying reference asset above the exercise price so long as the option remains open, but retains the risk of loss should the price of the reference asset decline.
If an option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying reference asset, held by the Fund during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying reference asset, which will be increased or offset by the premium received. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold. However, once a Fund has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver (for a call) or purchase (for a put) the underlying reference asset at the exercise price (if deliverable) or pay the difference between the exercise price and the value of the underlying reference asset (if cash-settled).
Purchasing Options. A Fund may purchase a put option on an underlying reference asset owned by the Fund in order to protect against an anticipated decline in the value of the underlying reference asset held by the Fund; may purchase put options on underlying reference assets against which it has written other put options; or may speculate on the value of an underlying reference asset, index or quantitative measure. The premium paid for the put option and any transaction costs would reduce any profit realized when the underlying reference asset is delivered upon the exercise of the put option. Conversely, if the underlying reference asset does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A put option may also be purchased on an investment the Fund does not own.
A Fund may purchase a call option for the purpose of acquiring the underlying reference asset for its portfolio, or on underlying reference assets against which it has written other call options. The Fund is not required to own the underlying reference asset in order to purchase a call option. If the Fund does not own the underlying position, the purchase of a call option would enable a Fund to acquire the underlying reference asset at the exercise price of the call option plus the premium paid. So long as it holds a call option, rather than the underlying reference asset itself, the Fund is partially protected from any unexpected increase in the market price of the underlying reference asset. If the market price does not exceed the exercise price, the Fund could purchase the underlying reference asset on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.
Municipal Market Data Rate Locks. A Municipal Market Data Rate Lock (MMD Rate Lock) permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. An MMD Rate Lock is an agreement between two parties, a Fund and an MMD Rate Lock provider, pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract.
MMD Rate Locks involve the risk that municipal yields will move in the direction opposite than the direction anticipated by a Fund. The risk of loss with respect to MMD Rate Locks is limited to the amount of payments a Fund is contractually obligated to make. If the other party to an MMD Rate Lock defaults, a Fund's risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. If there is a default by the counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction, but they could be difficult to enforce.
Straddles/Spreads/Collars. Each Fund (except for Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio), for hedging purposes, may enter into straddles, spreads and collars. The Buffer Funds, for  hedging  purposes,  or  for  speculative  purposes,  may  enter into straddles, spreads or collars to adjust the risk and return characteristics of the respective Buffer Fund’s overall position.
Spread and straddle options transactions. In “spread” transactions, a Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. In “straddles,” a Fund purchases a put option and a call option or writes a put option and a call option on the same instrument with the same expiration date and typically the same exercise price. When a Fund engages in spread and straddle transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. Because these transactions require the Fund to buy and/or write more than one option simultaneously, the Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the Fund were to buy or sell a single option. Similarly, costs incurred by the Fund in connection with these transactions will in many cases be greater than if the Fund were to buy or sell a single option.
Option Collars. A Fund also may use option “collars.” A “collar” position combines a put option purchased by the Fund (the right of the Fund to sell a specific security within a specified period) with a call option that is written by the Fund (the right of the counterparty to buy the same security) in a single instrument. The Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option.
Rights and Warrants. Rights are equity securities representing a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public. A stockholder who purchases rights may be able to retain the same ownership percentage after the new stock offering. A right usually enables the stockholder to purchase common stock at a price below the initial offering price. A Fund that purchases a right takes the risk that the right might expire worthless because the market value of the common stock falls below the price fixed by the right.

Each Fund (except Invesco V.I. Government Securities and Invesco V.I. Government Money Market Fund) may purchase warrants. A warrant gives the holder the right to purchase securities from the issuer at a specific price within a certain time frame and is similar to a call option. The main difference between warrants and call options is that warrants are issued by the company that will issue the underlying security, whereas options are not issued by the company. Young, unseasoned companies often issue warrants to finance their operations.
Futures Contracts. Each Fund except Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio may enter into futures contracts.
A futures contract is a standardized agreement to buy or sell a specified amount of a specified security, currency, commodity, interest rate or index (or deliver a cash settlement price, in the case of certain futures such as an index future, interest rate future or volatility future) for a specified price at a designated future date, time and place. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying instrument or asset called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying instrument or asset called for by the contract at a specified price on a specified date. Futures contracts are generally bought and sold on futures exchanges referred to as designated contract markets and are held through a broker, known as a futures commission merchant (FCM), that is a member of the designated contract market and its related clearinghouse. The designated contract market sets the specifications of the relevant futures contract, including the date, time and place of delivery or settlement of the contract and the quantity of the underlying instrument or asset per contract.
The Fund will only enter into futures contracts that are traded (either domestically or internationally) on futures exchanges or certain exempt markets including exempt boards of trade and electronic trading facilities; and are standardized as to maturity date and underlying instrument or asset. Futures exchanges and trading thereon in the United States are regulated under the CEA by the CFTC. Foreign futures exchanges or exempt markets and trading thereon are not regulated by the CFTC and may not be subject to the same regulatory controls. In addition, futures contracts that are traded on non-U.S. exchanges or exempt markets may not be as liquid as those purchased on CFTC-designated contract markets. For a further discussion of the risks associated with investments in foreign securities, see “Foreign Investments” above.
Brokerage fees are incurred when a futures contract is bought or sold, and margin deposits must be maintained at all times when a futures contract is outstanding. “Margin” for a futures contract is the amount of funds that must be deposited by a Fund with the applicable FCM in order to initiate trading in the futures contract and maintain its open positions in futures contract. A margin deposit made when the futures contract is entered (initial margin) is intended to ensure the Fund’s performance under the futures contract. The initial margin required for a particular futures contract is set by the exchange on which the futures contract is traded and may be significantly modified from time to time by the exchange or the FCM during the term of the futures contract.
Subsequent payments, called “variation margin,” received from or paid to the FCM through which a Fund holds the futures contract will be made on a daily basis as the futures contract price fluctuates making the futures contract more or less valuable, a process known as marking-to-market. When the futures contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain are paid to the Fund and the FCM pays the Fund any excess gain over the margin amount.
There is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy or insolvency of the FCM with which the Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy or insolvency of the FCM or clearinghouse because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the clearinghouse.
Closing out an open futures contract is effected by entering into an offsetting futures contract for the same aggregate amount of the identical underlying instrument or asset and the same delivery or settlement date. There can be no assurance, however, that a Fund will be able to enter into an offsetting contract with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting contract, it will continue to be required to maintain the margin deposits on the futures contract.
In addition, if a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments.
Pursuant to federal securities laws and regulations, a Fund’s use of futures contracts may require the Fund to set aside assets to reduce the risks associated with using futures contracts. This process is described in more detail above in the section “Derivatives.”
Types of Futures Contracts:
Commodity Futures: A commodity futures contract is an exchange-traded contract to buy or sell a particular commodity at a specified price at some time in the future. Commodity futures contracts are highly volatile; therefore, the prices of a Fund’s shares may be subject to greater volatility to the extent it invests in commodity futures.
Currency Futures: A currency futures contract is a standardized, exchange-traded contract to buy or sell a particular currency at a specified price at a future date (commonly three months or more). Currency futures contracts may be highly volatile and thus result in substantial gains or losses to the Fund.
A Fund may either exchange the currencies specified at the maturity of a currency futures contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A Fund may also enter into currency futures contracts that do not provide for physical settlement of the two currencies but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount. Closing transactions with respect to currency futures contracts are usually effected with the counterparty to the original currency futures contract.
Index Futures: An index futures contract is an exchange-traded contract that provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the date specified in the contract and the price agreed upon in the futures contract; no physical delivery of securities comprising the index is made. Index futures can be based on stock, bond or other indices. Such indices cannot be purchased or sold directly.
Interest Rate Futures: An interest rate futures contract is an exchange-traded contract in which the specified underlying security is either an interest-bearing fixed income security or an inter-bank deposit. Two examples of common interest rate futures contracts are U.S. Treasury futures and Eurodollar futures contracts. The specified security for U.S. Treasury futures is a U.S. Treasury security. The specified security for Eurodollar futures is the London Interbank Offered Rate (LIBOR), which is a daily reference rate based on the interest rates at which banks offer to lend unsecured funds to other banks in the London wholesale money market.
Dividend Futures: A dividend futures contract is an exchange-traded contract to purchase or sell an amount equal to the total dividends paid by a selected security, basket of securities or index, over a period of time for a specified price that is based on the expected dividend payments from the selected security, basket of securities or index.

Security Futures: A security futures contract is an exchange-traded contract to purchase or sell, in the future, a specified quantity of a security (other than a Treasury security), or a narrow-based securities index at a certain price.
Options on Futures Contracts. Options on futures contracts are similar to options on securities or currencies except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.
Forward Foreign Currency Contracts. Each Fund (except Invesco V.I. Government Securities Fund, Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio) may enter into forward foreign currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates.  Certain Funds can also use currency futures to increase or decrease its exposure to foreign currencies. Certain Funds may also enter into forward foreign currency transactions for speculative purposes, including to seek additional income or increased returns for the Fund.
A forward foreign currency contract is an obligation to buy or sell a particular currency in exchange for another currency, which may be U.S. dollars, at a specified exchange rate on a future date. Forward foreign currency contracts are typically individually negotiated and privately traded by currency traders and their customers in the interbank market. A Fund may enter into forward foreign currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally.
At the maturity of a forward foreign currency contract, a Fund may either exchange the currencies specified at the maturity of the contract or, prior to maturity, a Fund may enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward foreign currency contracts may or may not be effected with the counterparty to the original forward contract. A Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date but instead provide for settlement by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
Under definitions adopted by the CFTC and SEC, non-deliverable forwards are considered swaps, and therefore are included in the definition of “commodity interests.” Although non-deliverable forwards have historically been traded in the OTC market, as swaps they may in the future be required to be centrally cleared and traded on public execution facilities. For more information on central clearing and trading of cleared swaps, see “Swaps” and “Special Regulatory Risks of Derivatives.” Forward foreign currency contracts that qualify as deliverable forwards are not regulated as swaps for most purposes, and are not included in the definition of “commodity interests.” However these forwards are subject to some requirements applicable to swaps, including reporting to swap data repositories, documentation requirements, and business conduct rules applicable to swap dealers. CFTC regulation of forward foreign currency contracts, especially non-deliverable forwards, may restrict a Fund’s ability to use these instruments in the manner described above or subject Invesco to CFTC registration and regulation as a CPO.
The cost to a Fund of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, differences in prevailing interest rates in the jurisdictions associated with the two currencies and the prevailing market conditions. Because forward foreign currency contracts are usually entered into on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

LIBOR Transition Risk
A Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (LIBOR) as the reference or benchmark rate for variable interest rate calculations (including variable or floating rate debt securities or loans and derivatives such as interest rate futures or swaps). LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. LIBOR was a common benchmark interest rate index used to make adjustments to variable-rate debt instruments, to determine interest rates for a variety of financial instruments and borrowing arrangements and as reference rate in derivative contracts. A Fund’s investments may pay interest at variable or floating rates based on LIBOR, may be subject to interest caps or floors based on LIBOR or may otherwise reference LIBOR as a reference rate to determine payment obligations or financing terms.
In the years following the 2008 financial crisis, the integrity of LIBOR was increasingly questioned because several banks contributing to its calculation were accused of rate manipulation and because of a general contraction in the unsecured interbank lending market. As a result, regulators and financial industry working groups in several jurisdictions have worked over the past several years to identify alternative reference rates (ARRs) to replace LIBOR and to assist with the transition to the new ARRs. The industry working group in the United States, the Alternative Reference Rate Committee, has recommended adoption of the Secured Overnight Financing Rate (SOFR) as a replacement for USD LIBOR. SOFR is a broad measure of the cost of overnight borrowing of cash through repurchase agreements collateralized by U.S. Treasury securities.
In connection with the LIBOR transition, on March 5, 2021 the UK Financial Conduct Authority (FCA), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Specifically, the publication of all settings of British Pound Sterling, Swiss Franc, Euro and Japanese Yen LIBOR, as well as the 1-week and 2-month settings of U.S. Dollar (USD) LIBOR were phased out at the end of 2021. The remaining settings of USD LIBOR, which are the most widely used in financial markets, will continue to be published until June 2023 to allow for an orderly transition away from these rates. Additionally, key regulators have instructed banking institutions to cease entering into new contracts that reference these remaining USD LIBOR settings after December 31, 2021, subject to certain limited exceptions.
There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on a Fund and the instruments in which a Fund may invest. For example, there can be no assurance that the composition or characteristics of any ARRs or financial instruments in which a Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, although regulators have generally prohibited banking institutions from entering into new contracts that reference those USD LIBOR settings that continue to exist, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. While some “legacy” USD LIBOR instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative or “fallback” rate-setting methodology, there may be significant uncertainty regarding the effectiveness of such alternative or “fallback” methodologies to replicate USD LIBOR; other “legacy” USD LIBOR instruments may not include such “fallback” rate-setting provisions at all. Certain legislation has been promulgated that would replace references to USD LIBOR in certain “legacy” USD LIBOR instruments with a specified replacement rate, such as SOFR, by operation of law; however there remains significant uncertainty regarding the effectiveness of any such legislation. As a result, the ongoing LIBOR transition might lead to increased volatility and reduced liquidity in, or a reduction in the value of, “legacy” USD LIBOR instruments held by a Fund; increased difficulty for borrowers associated with these instruments to refinance, the proceeds of which are needed to repay a Fund; or diminished effectiveness of any hedging strategies that a Fund may seek to implement in connection with these instruments. All of the foregoing may adversely affect a Fund’s performance or NAV.

Environmental, Social and Governance (ESG) Considerations
The ESG considerations described herein may not be used by a Fund and will vary depending on a Fund's particular investment strategy and in accordance with what a Fund’s investment team deems relevant when making investment decisions. The ESG considerations described herein may not be applied or evaluated with respect to each issuer or Fund investment. Further, a Fund’s prospectus may describe additional ESG strategies and risks.
ESG considerations, either quantitative or qualitative, may be utilized as a component of a Fund’s investment process to implement its investment strategy in pursuit of its investment objective. ESG factors may be incorporated to evaluate an issuer, as part of risk analysis, credit analysis or in other manners.

ESG factors may vary across types of investments and issuers, and not every ESG factor may be identified or evaluated. The incorporation of ESG factors may affect a Fund’s exposure to certain issuers or industries and may not work as intended. A Fund may underperform other funds that do not assess an issuer’s ESG factors as part of the investment process or that use a different methodology to identify and/or incorporate ESG factors. Because ESG considerations may be used as one part of an overall investment process, a Fund may still invest in securities of issuers that are not considered ESG-focused or that may be viewed as having a high ESG risk profile. As investors can differ in their views regarding ESG factors, a Fund may invest in issuers that do not reflect the views with respect to ESG of any particular investor. Information used by a Fund to evaluate such factors, including information from reliance on third-party research and/or proprietary research, may not be readily available, complete or accurate, and may vary across providers and issuers as ESG is not a uniformly defined characteristic, which could negatively impact a Fund’s ability to accurately assess an issuer, which could negatively impact a Fund’s performance. There is no guarantee that the evaluation of ESG considerations will be additive to a Fund’s performance.
Receipt of Issuer’s Nonpublic Information
The Adviser or Sub-Advisers (through their portfolio managers, analysts, or other representatives) may receive material nonpublic information about an issuer that may restrict the ability of the Adviser or Sub-Advisers to cause the Funds to buy or sell securities of the issuer on behalf of the Funds for substantial periods of time. This may impact the Funds' ability to realize profit or avoid loss with respect to the issuer and may adversely affect the Funds' flexibility with respect to buying or selling securities, potentially impacting Fund performance. For example, activist investors of certain issuers in which the Adviser or Sub-Advisers hold large positions may contact representatives of the Adviser or Sub-Advisers and may disclose material nonpublic information in such communication. The Adviser or Sub-Advisers would be restricted from trading on the basis of such material nonpublic information, limiting their flexibility in managing the Funds and possibly impacting Fund performance.
Business Continuity and Operational Risk
The Adviser, the Funds and the Funds’ service providers may experience disruptions or operating errors, such as processing errors or human errors, inadequate or failed internal or external processes, systems or technology failures, or other disruptive events, that could negatively impact and cause disruptions in normal business operations of the Adviser, the Funds or the Funds’ service providers. The Adviser has developed a Business Continuity Program (the “Program”) designed to minimize the disruption of normal business operations in the event of an adverse incident affecting the Funds, the Adviser and/or its affiliates. The Program is also designed to enable the Adviser to reestablish normal business operations in a timely manner during such an adverse incident; however, there are inherent limitations in such programs (including the possibility that contingencies have not been anticipated and procedures do not work as intended) and, under some circumstances (e.g. natural disasters, terrorism, public health crises, power or utility shortages and failures, system failures or malfunctions), the Adviser, its affiliates, and any service providers or vendors used by the Adviser, its affiliates, or the Fund could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances could cause disruptions and negatively impact the Funds’ service providers and the Funds’ business operations, potentially including an inability to process Fund shareholder transactions, an inability to calculate a Fund’s net asset value and price the Fund’s investments, and impediments to trading portfolio securities.
Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Funds, like all companies, may be susceptible to operational, information security and related risks. Cybersecurity incidents involving the Funds and their service providers (including, without limitation, a Fund’s investment adviser, sub-adviser, fund accountant, custodian, transfer agent and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs.
Cybersecurity incidents can result from deliberate cyberattacks or unintentional events and may arise from external or internal sources. Cyberattacks may include infection by malicious software or gaining unauthorized access to digital systems, networks or devices that are used to service the Funds' operations (e.g., by “hacking” or “phishing”). Cyberattacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). These cyberattacks could cause the misappropriation of assets or personal information, corruption of data or operational disruptions. Geopolitical tensions may, from time to time, increase the scale and sophistication of deliberate cyberattacks.
Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Funds invest, counterparties with which the Funds engage, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies, other financial institutions and other parties. In addition, substantial costs may be incurred in order to prevent any cybersecurity incidents in the future. Although the Funds’ service providers may have established business continuity plans and risk management systems to mitigate cybersecurity risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. The Funds and their shareholders could be negatively impacted as a result.
Natural Disaster/Epidemic Risk
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
COVID-19. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs.  Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, defaults and credit downgrades, among other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund's performance.

Custody and Banking Risks.
The Fund’s assets may be maintained with one or more banks or other depository institutions (“banking institutions”), including both US and non-US banking institutions. In addition, the Fund’s assets may be maintained at regional (or mid-size) banking institutions or large banking institutions. Regional banking institutions are generally subject to fewer regulatory safeguards than large banking institutions, causing regional banking institutions to be perceived as having greater credit risk than large banking institutions. The Fund may enter into credit facilities or have other financial relationships with banking institutions. The distress, impairment or failure of one or more banking institutions, whether or not holding the Fund’s assets, may inhibit the ability of the Fund to access depository accounts or lines of credit at all or in a timely manner. Such events can be caused by various factors including negative market sentiment, significant withdrawals, fraud, or poor management. In such cases, the Fund may need to delay or forgo making new investments, or the Fund may need to sell another investment to raise cash when it is not desirable to do so, which could result in lower performance. In the event of such a failure of a banking institution, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (FDIC) protection may not be available for balances in excess of the amounts insured by the FDIC (and similar considerations may apply to banking institutions in other jurisdictions not subject to FDIC protection). In such instances, the Fund may not recover such excess uninsured amounts and instead would only have an unsecured claim against the banking institution and may be able to recover only the residual value of the banking institution’s assets, if any value is recovered at all. The loss of any assets maintained with a banking institution or the inability to access such assets for a period of time, even if ultimately recovered, could be materially adverse to the Fund. In addition, the Fund’s Adviser may not be able to identify all potential solvency or stress concerns with respect to a banking institution or transfer assets from one bank to another in a timely manner in the event a banking institution comes under stress or fails. It is also possible that a Fund will incur additional expenses or delays in putting in place alternative arrangements or that such alternative arrangements will be less favorable than those formerly in place (with respect to access to capital, economic terms, or otherwise).
Fund Policies
Fundamental Restrictions. Except as otherwise noted below, each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares.
(1)
The Fund (except for Invesco V.I. American Franchise Fund, Invesco V.I. Capital Appreciation Fund and Invesco V.I. Technology Fund) is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"), and with respect to each Buffer Fund, including as may be necessary to approximate the composition of its target index . In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.
(2)
The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.
(3)
The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

(4)
The Fund (except for Invesco V.I. Global Real Estate Fund, Invesco V.I. Health Care Fund and Invesco V.I. Technology Fund) will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry, except that each Buffer Fund will concentrate to approximately the same extent that its underlying index concentrates in an industry or group of industries. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) for Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio, bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.
Invesco V.I. Health Care Fund will concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of issuers engaged primarily in health care industries. Invesco V.I. Global Real Estate Fund will concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of domestic and foreign real estate and real estate-related companies. Invesco V.I. Technology Fund will concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of issuers engaged primarily in technology-related industries.
(5)
The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
(6)
The Fund may not purchase or sell physical commodities except to the extent permitted by the 1940 Act and any other governing statute, and by the rules thereunder, and by the SEC or other regulatory agency with authority over the Fund.
(7)
The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.
(8)
The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.
The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which Invesco and, when applicable, the Sub-Advisers must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.
Explanatory Note
For purposes of the Fund’s fundamental restriction related to industry concentration above, investments in tax-exempt municipal securities where the payment of principal and interest for such securities is derived solely from a specific project associated with an issuer that is not a governmental entity or a political subdivision of a government are subject to a Fund’s industry concentration policy.
For purposes of the Fund’s fundamental restriction related to physical commodities above, the Fund is currently permitted to invest in futures, swaps and other instruments on physical commodities and the 1940 Act does not prohibit a fund from owning commodities or contracts related to commodities. The extent to which the Fund can invest in futures, swaps and other instruments on physical commodities, and/or commodities or contracts related to commodities is set out in the Fund’s prospectus, this SAI and as permitted by the Fund’s fundamental restriction.
For purposes of the Fund’s fundamental restriction related to real estate above, the 1940 Act does not prohibit a fund from owning real estate. The extent to which the Fund can invest in real estate is set out in the investment strategies described in the Fund’s prospectus or this SAI.
For purposes of the Fund’s fundamental restriction related to senior securities above, the 1940 Act prohibits a fund from issuing a “senior security,” which is generally defined as any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, or any stock of a class having priority over any other class of the fund’s shares with respect to the payment of dividends or the distribution of fund assets, except that the fund may borrow money as described above.
For purposes of the Fund’s fundamental restriction related to loans above made by the Fund, current SEC staff interpretations under the 1940 Act prohibit a fund from lending more than one-third of its total assets, except through the purchase of debt obligations or the use of repurchase agreements.
For purposes of each Buffer Fund’s fundamental restriction related to diversification above, the Fund intends to be diversified in approximately the same proportion as its target index is diversified. The Fund may become “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its target index. Shareholder approval will not be sought if the Fund becomes non-diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of its target index.
Non-Fundamental Restrictions. Non-fundamental restrictions may be changed for any Fund without shareholder approval. The non-fundamental investment restrictions listed below apply to each of the Funds unless otherwise indicated.
(1)
In complying with the fundamental restriction regarding issuer diversification, each Fund (except for Invesco V.I. American Franchise Fund, Invesco V.I. Capital Appreciation Fund and Invesco V.I. Technology Fund) will not, with respect to 75% of its total assets (and for Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio, with respect to 100% of its total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except, in the case of Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio, as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. Each Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions.
In complying with the fundamental restriction regarding issuer diversification, any Fund that invests in municipal securities will regard each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member as a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity Bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by the Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.
(2)
In complying with the fundamental restriction regarding borrowing money and issuing senior securities, each Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).
(3)
In complying with the fundamental restriction regarding industry concentration, the Fund (except for Invesco V.I. Global Real Estate Fund, Invesco V.I. Government Money Market Fund, Invesco V.I. Health Care Fund, Invesco V.I. Technology Fund and Invesco V.I. U.S. Government Money Portfolio) may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.
For purposes of Invesco V.I. Health Care Fund's fundamental investment restriction regarding industry concentration, an issuer will be considered to be engaged in health care industries if (1) at least 50% of its gross income or its net sales are derived from activities in the health care industry; (2) at least 50% of its assets are devoted to producing revenues from the health care industry; or (3) based on other available information, the Fund’s portfolio manager(s) determines that its primary business is within the health care industry. Such other available information may include industry classifications from any one or more third-party providers, such as the S&P Global Industry Classification Standard (GICS), the North American Industry Classification System (NAICS), or the Bloomberg Industry Classification System (BICS).
For purposes of Invesco V.I. Global Real Estate Fund's fundamental restriction regarding industry concentration, real estate and real estate-related issuers shall consist of issuers (i) that can attribute at least 50% of their assets, gross income or net profits to ownership, construction, management, or sale of residential, commercial or industrial real estate, including REITs and other real estate operating issuers that own property, that make or invest in short-term construction and development mortgage loans or which invest in long-term mortgages or mortgage pools, (ii) whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages, or (iii) that are included in a real estate or real estate-related industry based on any one or more third-party providers, such as GICS, NAICS or BICS.
For purposes of Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio’s fundamental investment restriction regarding industry concentration, each Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry and may invest over 25% of its assets in (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, and (iii) bank instruments.
For purposes of Invesco V.I. Technology Fund's fundamental investment restriction regarding industry concentration an issuer will be considered to be engaged in a technology-related industry if (1) at least 50% of its gross income or its net sales are derived from activities in technology-related industries; (2) at least 50% of its assets are devoted to producing revenues in technology-related industries; or (3) based on other available information, Invesco determines that its primary business is within technology-related industries. Such other available information may include industry classifications from any one or more third-party providers, such as GICS, NAICS or BICS.
(4)
In complying with the fundamental restriction with regard to making loans, each Fund may lend up to 33 1/3% of its total assets and may lend money to an Invesco Fund, on such terms and conditions as the SEC may require in an exemptive order.
(5)
Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, each Fund may currently not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.
(6)
The following apply:
(a)
Invesco V.I. American Franchise Fund invests, under normal circumstances, at least 80% of its assets in securities of U.S. issuers.

(b)
Invesco V.I. American Value Fund invests, under normal circumstances, at least 80% of its assets in securities of U.S. issuers.
(c)
Invesco V.I. Comstock Fund invests, under normal circumstances, at least 80% of its assets in common stocks.
(d)
Invesco V.I. Core Equity Fund invests, under normal circumstances, at least 80% of its assets in equity securities.
(e)
Invesco V.I. Core Plus Bond Fund invests, under normal circumstances, at least 80% of its assets in fixed income securities.
(f)
Invesco V.I. Discovery Mid Cap Growth Fund invests, under normal circumstances, at least 80% of its assets in equity securities of mid-cap issuers.
(g)
Invesco V.I. Diversified Dividend Fund invests, under normal circumstances, at least 80% of its assets in common stocks of companies which pay dividends.
(h)
Invesco V.I. Equity and Income Fund invests, under normal circumstances, at least 80% of its assets in equity and income securities.
(i)
Invesco V.I. EQV International Equity Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in equity securities.
(j)
Invesco V.I. Global Core Equity Fund invests, under normal circumstances, at least 80% of its assets in equity securities and depositary receipts.
(k)
Invesco V.I. Global Real Estate Fund invests, under normal circumstances, at least 80% of its assets in securities of real estate and real estate-related issuers.
(l)
Invesco V.I. Government Money Market Fund invests, under normal circumstances, at least 80% of its assets in Government Securities and/or repurchase agreements that are collateralized by Government Securities.
(m)
Invesco V.I. Government Securities Fund invests, under normal circumstances, at least 80% of its assets in debt securities issued, guaranteed or otherwise backed by the U.S. government, its agencies, instrumentalities or sponsored corporations.
(n)
Invesco V.I. Health Care Fund invests, under normal circumstances, at least 80% of its assets in securities of issuers engaged primarily in health care-related industries.
(o)
Invesco V.I. High Yield Fund invests, under normal circumstances, at least 80% of its assets in debt securities that are determined to be below investment grade quality.
(p)
Invesco V.I. Main Street Mid Cap Fund® invests, under normal circumstances, at least 80% of its assets in equity securities of mid-capitalization companies.
(q)
Invesco V.I. Main Street Small Cap Fund® invests, under normal circumstances, at least 80% of its assets in equity securities of small-cap companies.
(r)
Invesco® V.I. NASDAQ 100 Buffer Fund-September, Invesco® V.I. NASDAQ 100 Buffer Fund-December, Invesco® V.I. NASDAQ 100 Buffer Fund-March and Invesco® V.I. NASDAQ 100 Buffer Fund-June invests, under normal circumstances, at least 80% of its net assets in options that reference the Nasdaq-100 Index or options that reference the Invesco QQQ ETF, which is an exchange-traded unit investment trust that seeks to track the Nasdaq-100 Index.
(s)
Invesco® V.I. S&P 500 Buffer Fund-September, Invesco® V.I. S&P 500 Buffer Fund-December, Invesco® V.I. S&P 500 Buffer Fund-March and Invesco® V.I. S&P 500 Buffer Fund-June invests, under normal circumstances, at least 80% of its net assets in options that reference the S&P 500 Index or options that reference the SPDR®S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the S&P 500 Index

(t)
Invesco V.I. Small Cap Equity Fund invests, under normal circumstances, at least 80% of its assets in equity securities of small-capitalization issuers.
(u)
Invesco V.I. Technology Fund invests, under normal circumstances, at least 80% of its assets in securities of issuers engaged in technology-related industries.
(v)
Invesco V.I. U.S. Government Money Portfolio invests, under normal market conditions, at least 80% of its assets in government securities and repurchase agreements that are collateralized by government securities.
For purposes of the foregoing, "assets" means net assets, plus the amount of any borrowings for investment purposes. Derivatives and other instruments that have economic characteristics similar to the securities in a Fund's 80% policy described above for a Fund may be counted toward that Fund's 80% policy. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.
It is the intention of the Fund, unless otherwise indicated, that with respect to the Fund’s policies that are a result of application of law, the Fund will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future, or changes to such laws.
Portfolio Turnover
Each Fund calculates its portfolio turnover rate by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal period by the monthly average of the value of portfolio securities owned by the Fund during the fiscal period. A 100% portfolio turnover rate would occur, for example, if all of the portfolio securities (other than short-term securities) were replaced once during the fiscal period. Portfolio turnover rates will vary from year to year, depending on market conditions. The following Funds experienced significant variation in portfolio turnover during the two most recently completed fiscal years ended December 2021 and December 2022.

Fund	2022	2021
Invesco V.I. American Franchise Fund[1]	108%	68%
Invesco V.I. American Value Fund[2]	139%	82%
Invesco V.I. Core Equity Fund[3]	88%	54%
Invesco V.I. Global Strategic Income Fund[1]	85%	209%

[1]	The variation in portfolio turnover rate was due to market conditions and changes in investment outlook.
[2]	The variation in portfolio turnover rate was due to a change in the portfolio management team and process.
[3]	The variation in portfolio turnover rate was due to a change in the portfolio management team.
Policies and Procedures for Disclosure of Fund Holdings
The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings (the Holdings Disclosure Policy). Invesco and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of Invesco and its affiliates may release information about portfolio securities in certain contexts are provided below. As used in the Holdings Disclosure Policy and throughout the SAI, the term “portfolio holdings information” includes information with respect to the portfolio holdings of a Fund, including holdings that are derivatives and holdings held as short positions. Information generally excluded from “portfolio holdings information” includes, without limitation, (i) descriptions of allocations among asset classes, regions, countries, industries or sectors; (ii) aggregated data such as average or median ratios, market capitalization, credit quality or duration; (iii) performance attributions by asset class, country, industry or sector; (iv) aggregated risk statistics, analysis and simulations, such as stress testing; (v) the characteristics of the stock and bond components of a Fund’s portfolio holdings and other investment positions; (vi) the volatility characteristics of a Fund; (vii) information on how various weightings and factors contributed to Fund performance; (viii) various financial characteristics of a Fund or its underlying portfolio investments; and (ix) other information where, in the reasonable belief of the Funds' Chief Compliance Officer (or a designee), the release of such information would not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the applicable Fund.
Public release of portfolio holdings. The Funds, other than Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio and certain funds for which the Adviser has determined that disclosure of portfolio holdings information on a monthly basis without a sufficient lag would be detrimental to the Funds and their shareholders (“Exception Funds”)1, disclose the following portfolio holdings information to insurance companies that have entered into participation agreements with the Funds:
All Funds (except for Invesco V.I. Government Money Market Fund, Invesco V.I. U.S. Government Money Portfolio and Exception Funds) pursuant to participation agreements with insurance companies
Disclosure	Disclosure Date/Lag
Month-end top ten holdings	10 calendar days after month-end

Select Portfolio Holdings Information (i.e., buys/sells, contributors/detractors and/or relevant to market environment	15 calendar days after month-end

Calendar month-end complete holdings	25 calendar days after month-end

Fiscal quarter-end complete holdings	55 days after fiscal quarter end
All Funds (except for Invesco V.I. Government Money Market Fund, Invesco V.I. U.S. Government Money Portfolio and Exception Funds) pursuant to NDAs
The Funds, other than Invesco V.I. Government Money Market Fund, Invesco V.I. U.S. Government Money Portfolio and Exception Funds, disclose the following Portfolio Holdings Information to Insurance Companies with which the Adviser has not entered into an NDA:
Disclosure	Disclosure Date/Lag
Month-end top ten holdings	15 calendar days after month-end

Select Portfolio Holdings Information (i.e., buys/sells, contributors/detractors and/or relevant to market environment	15 calendar days after month-end

Calendar month-end complete holdings	30 calendar days after month-end

Fiscal quarter-end complete holdings	60-70 calendar days after fiscal quarter end
Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio
Disclosure	Disclosure Date/Lag
Weighted average maturity information thirty-day, seven-day, and one-day yield information, daily dividend factor and total net assets	Next business day

With respect to the Fund and each class of redeemable shares thereof:	Fifth business day of the month (as of the last business day or subsequent calendar day of the preceding month).

Disclosure	Disclosure Date/Lag
• The dollar-weighted average portfolio maturity
• The dollar-weighted average portfolio maturity determined without reference to interest rate readjustments

With respect to each security held by the Fund:
• The name of the issuer
• The category of investment (as such categories are provided in Rule 2a-7 and under Invesco’s Procedures for Money Market Funds Operating Under Rule 2a-7)
• CUSIP number
• Principal amount
• Maturity date by taking into account the maturity shortening provisions in Rule 2a-7
• Maturity date determined without reference to the exceptions regarding interest rate readjustments
• Coupon or yield
• Value

The percentage of the Fund’s total assets (as such term is defined in Rule 2a-7) invested in weekly liquid assets; and the Fund’s net inflows and outflows.	Each business day as of the end of the preceding business day

Complete portfolio holdings, and information derived there from, as of month-end or as of some other period determined by the Adviser in its sole discretion	One day after month-end or any other period, as may be determined by the Advisor in its sole discretion

Complete portfolio holdings as of fiscal quarter-end	60-70 days after fiscal quarter-end
The Exception Funds disclose the following portfolio holdings information as follows:

Disclosure	Disclosure Date/Lag
Select portfolio holdings information, such as top ten holdings as of the month-end	15 calendar days after month-end

Select portfolio holdings information (e.g., buys/sells, contributors/detractors and/or relevant to market environment)	15 calendar days after month-end

Complete portfolio holdings information as of calendar quarter- end	30 calendar days after calendar quarter-end

Disclosure	Disclosure Date/Lag
Complete portfolio holdings information as of fiscal quarter-end	60-70 calendar days after fiscal quarter-end

1
As of the date of this SAI, the Exception Fund is: Invesco V.I. Small Cap Equity Fund.
You may also obtain the publicly available portfolio holdings information described above by contacting us at 1-800-959-4246.
Selective Disclosures
Selective Disclosure to Insurance Companies. The Holdings Disclosure Policy permits Invesco to disclose Fund Portfolio Holdings Information to Insurance Companies, upon request/on a selective basis, up to five days prior to the scheduled release dates of such information to allow the Insurance Companies to post the information on their websites at approximately the same time that Invesco posts the same information. The Holdings Disclosure Policy incorporates the Board’s determination that selectively disclosing portfolio holdings information to facilitate an Insurance Company’s dissemination of the information on its website is a legitimate business purpose of the Funds. Insurance Companies that wish to receive such portfolio holdings information in advance must sign a non-disclosure agreement requiring them to maintain the confidentiality of the information until the later of five business days or the scheduled release dates and to refrain from using that information to execute transactions in securities. Invesco does not post the portfolio holdings of the Funds to its website. Not all Insurance Companies that receive Fund portfolio holdings information provide such information on their websites. To obtain information about Fund portfolio holdings, please contact the Insurance Company that issued your variable annuity or variable life insurance policy.
Upon request, Invesco may also disclose certain portfolio holding characteristic information (but not actual portfolio holdings) to Insurance Companies that hold shares in the Funds. Invesco makes such information available to such Insurance Companies prior to the release of full portfolio holdings information pursuant to confidentiality agreements.
Selective disclosure of portfolio holdings information pursuant to Non-Disclosure Agreement. Employees of Invesco and its affiliates may disclose non-public full portfolio holdings information on a selective basis only if Invesco approves the parties to whom disclosure of non-public full portfolio holdings information will be made. Invesco must determine that the proposed selective disclosure will be made for business purposes of the applicable Fund and is in the best interest of the applicable Fund’s shareholders. In making such determination, Invesco will address any perceived conflicts of interest between shareholders of such Fund and Invesco or its affiliates as part of granting its approval.
The Board exercises continuing oversight of the disclosure of Fund portfolio holdings information by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the Invesco Funds’ Code of Ethics by the Chief Compliance Officer (or his designee) of Invesco and the Invesco Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended (the Advisers Act)) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board receives reports on the specific types of situations in which Invesco proposes to provide such selective disclosure and the situations where providing selective disclosure raises perceived conflicts of interest between shareholders of the applicable Fund and Invesco or its affiliates. In any specific situation where Invesco addresses a perceived conflict, Invesco will report to the Board on the persons to whom such disclosures are to be made and the treatment of any such conflicts before agreeing to provide selective disclosure.
Invesco discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the funds advised by Invesco (the Invesco Funds):
•
Attorneys and accountants;
•
Securities lending agents;

•
Lenders to the Invesco Funds;
•
Rating and rankings agencies;
•
Persons assisting in the voting of proxies;
•
Invesco Funds’ custodians;
•
The Invesco Funds’ transfer agent(s) (in the event of a redemption in kind);
•
Pricing services, market makers, or other fund accounting software providers (to determine the price of investments held by an Invesco Fund);
•
Brokers identified by the Invesco Funds’ portfolio management team who provide execution and research services to the team;
•
Analysts hired to perform research and analysis for the Invesco Funds’ portfolio management team; and
•
Insurance companies which receive portfolio holdings information before Invesco posts portfolio holdings information to Invesco's website (to allow such insurance companies to post portfolio holdings information to their websites at approximately the same time that Invesco posts portfolio holdings information to Invesco's website).
In many cases, Invesco will disclose current portfolio holdings information on a daily basis to these persons. In these situations, Invesco has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings information will maintain the confidentiality of such portfolio holdings information and will not trade on such information (Non-disclosure Agreements). Please refer to Appendix B for a list of examples of persons to whom Invesco provides non-public portfolio holdings information on an ongoing basis.
Invesco will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over Invesco and its affiliates or the Invesco Funds, and where there is no other way to transact the Funds' business without disclosure of such portfolio holdings information.
The Holdings Disclosure Policy provides that the Funds, Invesco or any other party in connection with the disclosure of portfolio holdings information will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in any Fund or other mutual fund or account managed by Invesco or one of its affiliates) for the selective disclosure of portfolio holdings information.
Disclosure of certain portfolio holdings information without Non-Disclosure Agreement. Invesco and its affiliates that provide services to the Funds, the Sub-Advisers and each of their employees may receive or have access to portfolio holdings information as part of the day to day operations of the Funds.
Employees of Invesco and its affiliates may express their views orally or in writing on one or more of the Funds' portfolio investments or may state that a Fund has recently purchased or sold, or continues to own, one or more investments. The investments subject to these views and statements may be ones that were purchased or sold since the date on which portfolio holdings was made available on the Fund’s website and therefore may not be reflected on the portfolio holdings information disclosed on the website. Such views and statements may be made to various persons, including members of the press, shareholders in the applicable Fund, persons considering investing in the applicable Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan and their advisers. The nature and content of the views and statements provided to each of these persons may differ.
Disclosure of portfolio holdings information to traders. Additionally, employees of Invesco and its affiliates may disclose one or more of the investments held by a Fund when purchasing and selling investments through broker-dealers, futures commissions merchants, clearing agencies and other counterparties requesting bids on investments, obtaining price quotations on investments, or in connection with litigation involving the Funds' portfolio investments. Invesco does not enter into formal Non-Disclosure

Agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who Invesco believed was misusing the disclosed information.
Disclosure of portfolio holdings of other Invesco-managed products. Invesco and its affiliates manage products sponsored by companies other than Invesco, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain Invesco Funds (as defined herein) and thus have similar portfolio holdings. The sponsors of these other products managed by Invesco and its affiliates may disclose the portfolio holdings of their products at different times than Invesco discloses portfolio holdings for the Invesco Funds.
MANAGEMENT OF THE TRUST
Board of Trustees
The Trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix C.
Qualifications and Experience. In addition to the information set forth in Appendix C, the following sets forth additional information about the qualifications and experience of each of the Trustees.
Interested Trustee
Martin L. Flanagan, Trustee and Vice Chair
Martin L. Flanagan has been a member of the Board of Trustees and Vice Chair of the Invesco Funds since 2007. Mr. Flanagan is president and chief executive officer of Invesco Ltd., a position he has held since August 2005. He is also a member of the Board of Directors of Invesco Ltd.
Mr. Flanagan joined Invesco, Ltd. from Franklin Resources, Inc., where he was president and co-chief executive officer from January 2004 to July 2005. Previously he had been Franklin’s co-president from May 2003 to January 2004, chief operating officer and chief financial officer from November 1999 to May 2003, and senior vice president and chief financial officer from 1993 until November 1999.
Mr. Flanagan served as director, executive vice president and chief operating officer of Templeton, Galbraith & Hansberger, Ltd. before its acquisition by Franklin in 1992. Before joining Templeton in 1983, he worked with Arthur Andersen & Co.
Mr. Flanagan is a chartered financial analyst and a certified public accountant. He serves as vice chairman of the Investment Company Institute and a member of the executive board at the SMU Cox School of Business.
The Board believes that Mr. Flanagan’s long experience as an executive in the investment management area benefits the Funds.
Independent Trustees
Beth Ann Brown, Trustee and Chair
Beth Ann Brown has been a member of the Board of Trustees of the Invesco Funds since 2019 and Chair since August 2022. From 2016 to 2019, Ms. Brown served on the boards of certain investment companies in the Oppenheimer Funds complex.
Ms. Brown has served as Director of Caron Engineering, Inc. since 2018 and as an Independent Consultant since September 2012.
Previously, Ms. Brown served in various capacities at Columbia Management Investment Advisers LLC, including Head of Intermediary Distribution, Managing Director, Strategic Relations and Managing Director, Head of National Accounts. She also served as Senior Vice President, National Account Manager from 2002-2004 and Senior Vice President, Key Account Manager from 1999 to 2002 of Liberty Funds Distributor, Inc.

From 2013 through 2022, she served as Director, Vice President (through 2019) and President (2019-2022) of Grahamtastic Connection, a non-profit organization.
From 2014 to 2017, Ms. Brown served on the Board of Advisors of Caron Engineering Inc. and also served as President and Director of Acton Shapleigh Youth Conservation Corps, a non–profit organization, from 2012 to 2015.
The Board believes that Ms. Brown’s experience in financial services and investment management and as a director of other investment companies benefits the Funds.
Cynthia Hostetler, Trustee
Cynthia Hostetler has been a member of the Board of Trustees of the Invesco Funds since 2017.
Ms. Hostetler is currently a member of the board of directors of the Vulcan Materials Company, a public company engaged in the production and distribution of construction materials, Trilinc Global Impact Fund LLC, a publicly registered non-traded limited liability company that invests in a diversified portfolio of private debt instruments, Resideo Technologies, Inc., a public company that manufactures and distributes smart home security products and solutions worldwide, and Textainer Group Holdings, a public company that is the world’s second largest shipping container leasing company. Ms. Hostetler also serves on the board of governors of the Investment Company Institute and is a member of the governing council of the Independent Directors Council, both of which are professional organizations in the investment management industry.
Previously, Ms. Hostetler served as a member of the board of directors/trustees of Aberdeen Investment Funds, a mutual fund complex, Edgen Group Inc., a public company that provides products and services to energy and construction companies, from 2012 to 2013, prior to its sale to Sumitomo, and Genesee & Wyoming, Inc., a public company that owns and operates railroads worldwide, from 2018 to 2019, prior to its sale to Brookfield Asset Management. Ms. Hostetler was also a member of the board of directors of the Eisenhower Foundation, a non-profit organization.
From 2001 to 2009, Ms. Hostetler served as Head of Investment Funds and Private Equity at Overseas Private Investment Corporation (“OPIC”), a government agency that supports US investment in the emerging markets. Ms. Hostetler oversaw a multi-billion dollar investment portfolio in private equity funds. Prior to joining OPIC, Ms. Hostetler served as President and member of the board of directors of First Manhattan Bancorporation, a bank holding company, from 1991 to 2007, and its largest subsidiary, First Savings Bank, from 1991 to 2006 (Board Member) and from 1996 to 2001 (President).
The Board believes that Ms. Hostetler’s knowledge of financial services and investment management, her experience as a director of other companies, including a mutual fund complex, her legal background, and other professional experience gained through her prior employment benefit the Funds.
Dr. Eli Jones, Trustee
Dr. Eli Jones has been a member of the Board of Trustees of the Invesco Funds since 2016.
Dr. Jones has served as Board Member of the regional board, First Financial Bank Texas since 2021 and Board Member, First Financial Bankshares, Inc. Texas (FFIN) since 2022. Since 2020, Dr. Jones has served as a director on the board of directors of Insperity, Inc. (“Insperity”). From 2004 to 2016, Dr. Jones was chair of the Compensation Committee, a member of the Nominating and Corporate Governance Committee and a director on the board of directors of Insperity.
Dr. Jones is a Professor of Marketing, Lowry and Peggy Mays Eminent Scholar, and Dean Emeritus of Mays Business School at Texas A&M University. From 2015 to 2021, Dr. Jones served as Dean of Mays Business School at Texas A&M University. From 2012 to 2015, Dr. Jones was the dean of the Sam M. Walton College of Business at the University of Arkansas and holder of the Sam M. Walton Leadership Chair in Business. Prior to joining the faculty at the University of Arkansas, he was dean of the E. J. Ourso College of Business and Ourso Distinguished Professor of Business at Louisiana State University from 2008 to 2012; professor of marketing and associate dean at the C.T. Bauer College of Business at the University of Houston

from 2007 to 2008; an associate professor of marketing from 2002 to 2007; and an assistant professor from 1997 until 2002. He taught at Texas A&M University for several years before joining the faculty of the University of Houston.
Dr. Jones served as the executive director of the Program for Excellence in Selling and the Sales Excellence Institute at the University of Houston from 1997 to 2007. Before becoming a professor, he worked in sales and sales management for three Fortune 100 companies: Quaker Oats, Nabisco, and Frito-Lay. Dr. Jones is a past director of Arvest Bank. He received his Bachelor of Science degree in journalism in 1982, his MBA in 1986 and his Ph.D. in 1997, all from Texas A&M University.
The Board believes that Dr. Jones’ experience in academia and his experience in marketing benefits the Funds.
Elizabeth Krentzman, Trustee
Elizabeth Krentzman has been a member of the Board of Trustees of the Invesco Funds since 2019. From 2014 to 2019, Ms. Krentzman served on the boards of certain investment companies in the Oppenheimer Funds complex.
Ms. Krentzman served from 2017 to 2022, as a member of the Cartica Funds Board of Directors (private investment funds). Ms. Krentzman previously served as a member of the Board of Trustees of the University of Florida National Board Foundation from 2016 to 2021. She also served as a member of the Board of Trustees of the University of Florida Law Center Association, Inc. from 2016 to 2021, as a member of its Audit Committee from 2016 to 2020, and as a member of its Membership Committee from 2020 to 2021.
Ms. Krentzman served from 1997 to 2004 and from 2007 and 2014 in various capacities at Deloitte & Touche LLP, including Principal and Chief Regulatory Advisor for Asset Management Services, U.S. Mutual Fund Leader and National Director of the Investment Management Regulatory Consulting Practice. She served as General Counsel of the Investment Company Institute from 2004 to 2007.
From 1996 to 1997, Ms. Krentzman served as an Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission. She also served from 1991 to 1996 in various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission and from 1987 to 1991 as an Associate at Ropes & Gray LLP.
The Board believes that Ms. Krentzman’s legal background, experience in financial services and accounting and as a director of other investment companies benefits the Funds.
Anthony J. LaCava, Jr., Trustee
Anthony J. LaCava, Jr. has been a member of the Board of Trustees of the Invesco Funds since 2019.
Previously, Mr. LaCava served as a member of the board of directors and as a member of the audit committee of Blue Hills Bank, a publicly traded financial institution.
Mr. LaCava retired after a 37-year career with KPMG LLP (“KPMG”) where he served as senior partner for a wide range of firm clients across the retail, financial services, consumer markets, real estate, manufacturing, health care and technology industries. From 2005 to 2013, Mr. LaCava served as a member of the board of directors of KPMG and chair of the board’s audit and finance committee and nominating committee. He also previously served as Regional Managing Partner from 2009 through 2012 and Managing Partner of KPMG’s New England practice.
Mr. LaCava currently serves as Member and Chairman of the Business School Advisory Council of Bentley University and as a member of American College of Corporate Directors and Board Leaders, Inc.
The Board believes that Mr. LaCava’s experience in audit and financial services benefits the Funds.

Dr. Prema Mathai-Davis, Trustee
Dr. Prema Mathai-Davis has been a member of the Board of Trustees of the Invesco Funds since 1998.
Since 2021, Dr. Mathai-Davis has served as a member of the Board of Positive Planet US, a non-profit organization and Healthcare Chaplaincy Network, a non-profit organization.
Previously, Dr. Mathai-Davis served as co-founder and partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform) from 2017 to October 2019, when the firm was acquired by Forbes Media Holdings, LLC.
Dr. Mathai-Davis previously served as Chief Executive Officer of the YWCA of the USA from 1994 until her retirement in 2000. Prior to joining the YWCA, Dr. Mathai-Davis served as the Commissioner of the New York City Department for the Aging. She was a Commissioner and Board Member of the Metropolitan Transportation Authority of New York, the largest regional transportation network in the U.S. Dr. Mathai-Davis also served as a Trustee of the YWCA Retirement Fund, the first and oldest pension fund for women, and on the advisory board of the Johns Hopkins Bioethics Institute. She was a member of the Board of Visitors of the University of Maryland School of Public Policy, and on the visiting Committee of The Harvard University Graduate School of Education.
Dr. Mathai-Davis was the president and chief executive officer of the Community Agency for Senior Citizens, a non-profit social service agency that she established in 1981. She also directed the Mt. Sinai School of Medicine-Hunter College Long-Term Care Gerontology Center, one of the first of its kind.
The Board believes that Dr. Mathai-Davis’ extensive experience in running public and charitable institutions benefits the Funds.
Joel W. Motley, Trustee
Joel W. Motley has been a member of the Board of Trustees of the Invesco Funds since 2019. From 2002 to 2019, Mr. Motley served on the boards of certain investment companies in the Oppenheimer Funds complex.
In May 2022, Mr. Motley rejoined the Vestry and the Investment Committee of Trinity Church Wall Street. Since 2021, Mr. Motley has served as a Board member of the Trust for Mutual Understanding, which makes grants to arts and environmental organizations in Eastern Europe. Since 2021, Mr. Motley has served as a member of the board of Blue Ocean Acquisition Corp. Since 2016, Mr. Motley has served as an independent director of the Office of Finance of the Federal Home Loan Bank System. He has served as Managing Director of Carmona Motley, Inc., a privately-held financial advisory firm, since January 2002.
Mr. Motley also serves as a member of the Council on Foreign Relations and its Finance and Budget Committee. He is a member of the Investment Committee and is Chairman Emeritus of the Board of Human Rights Watch and a member of the Investment Committee and the Board of Historic Hudson Valley, a non-profit cultural organization.
Since 2011, he has served as a Board Member and Investment Committee Member of the Pulitzer Center for Crisis Reporting, a non-profit journalism organization. Mr. Motley also serves as Director and member of the Board and Investment Committee of The Greenwall Foundation, a bioethics research foundation, and as a Director of Friends of the LRC, a South Africa legal services foundation.
Previously, Mr. Motley served as Managing Director of Public Capital Advisors, LLC, a privately held financial advisory firm, from 2006 to 2017. He also served as Managing Director of Carmona Motley Hoffman Inc. a privately-held financial advisor, and served as a Director of Columbia Equity Financial Corp., a privately-held financial advisor, from 2002 to 2007.
The Board believes that Mr. Motley’s experience in financial services and as a director of other investment companies benefits the Funds.

Teresa M. Ressel, Trustee
Teresa Ressel has been a member of the Board of Trustees of the Invesco Funds since 2017.
Ms. Ressel has previously served within the private sector and the U.S. government as well as consulting. Formerly, Ms. Ressel served at UBS AG in various capacities, including as Chief Executive Officer of UBS Securities LLC, a broker-dealer division of UBS Investment Bank, and as Group Chief Operating Officer of the Americas.
Between 2001 and 2004, Ms. Ressel served at the U.S. Treasury, initially as Deputy Assistant Secretary for Management & Budget and then as Assistant Secretary for Management and Chief Financial Officer. Ms. Ressel was confirmed by the U.S. Senate and anchored financial duties at the Department, including finance, accounting, risk, audit and performance measurement.
Ms. Ressel also volunteers within her community across a number of functions and serves on the board of GAVI, the Global Vaccine Alliance (non-profit) supporting children’s health.
The Board believes that Ms. Ressel’s risk management and financial experience in both the private and public sectors benefits the Funds.
Robert C. Troccoli, Trustee
Robert C. Troccoli has been a member of the Board of Trustees of the Invesco Funds since 2016.
Mr. Troccoli retired after a 39-year career with KPMG LLP (“KPMG”), where he served as a senior Partner. From 2013 to 2017, he was an adjunct professor at the University of Denver’s Daniels College of Business.
Mr. Troccoli’s leadership roles during his career with KPMG included managing partner and partner in charge of the Denver office’s Financial Services Practice. He served regulated investment companies, investment advisors, private partnerships, private equity funds, sovereign wealth funds, and financial services companies. Toward the end of his career, Mr. Troccoli was a founding member of KPMG’s Private Equity Group in New York City, where he served private equity firms and sovereign wealth funds. Mr. Troccoli also served mutual fund clients along with several large private equity firms as Global Lead Partner of KPMG’s Private Equity Group.
The Board believes that Mr. Troccoli’s experience as a partner in a large accounting firm and his knowledge of investment companies, investment advisors, and private equity firms benefits the Funds.
Daniel S. Vandivort, Trustee
Daniel S. Vandivort has been a member of the Board of Trustees of the Invesco Funds since 2019. From 2014 to 2019, Mr. Vandivort served on the boards of certain investment companies in the Oppenheimer Funds complex, as a Trustee and as the Governance Committee Chair.
Mr. Vandivort also served as Chairman, Lead Independent Director, and Chairman of the Audit Committee of the Board of Directors of the Value Line Funds from 2008 through 2014.
Previously, Mr. Vandivort also served as a Trustee and Chairman of the Weiss Peck and Greer Mutual Funds Board from 2004 to 2005.
Previously, Mr. Vandivort served at Weiss Peck and Greer/Robeco Investment Management from 1994 to 2007, as President and Chief Investment Officer and prior to that as Managing Director and Head of Fixed Income. Mr. Vandivort also served in various capacities at CS First Boston from 1984 to 1994, including as Head of Fixed Income at CS First Boston Investment Management.
Mr. Vandivort was also a Trustee on the Board of Huntington Disease Foundation of America from 2007 to 2013 and from 2015 to 2019. He also served as Treasurer and Chairman of the Audit and Finance Committee of Huntington Disease Foundation of America from 2016 to 2019.

Mr. Vandivort currently serves as President of Flyway Advisory Services LLC, a consulting and property management company.
The Board believes that Mr. Vandivort’s experience in financial services and investment management and as a director of other investment companies benefits the Funds.
Management Information
The Trustees have the authority to take all actions that they consider necessary or appropriate in connection with oversight of the Trust, including, among other things, approving the investment objectives, investment policies and fundamental investment restrictions for the Funds. The Trust has entered into agreements with various service providers, including the Funds’ investment advisers, administrator, transfer agent, distributor and custodians, to conduct the day-to-day operations of the Funds. The Trustees are responsible for selecting these service providers, approving the terms of their contracts with the Funds, and exercising general oversight of these arrangements on an ongoing basis.
Certain Trustees and officers of the Trust are affiliated with Invesco and Invesco Ltd., the parent corporation of Invesco. All of the Trust’s executive officers hold similar offices with some or all of the other Trusts.
Leadership Structure and the Board of Trustees. The Board is currently composed of eleven Trustees, including ten Trustees who are not “interested persons” of the Funds, as that term is defined in the 1940 Act (collectively, the Independent Trustees and each, an Independent Trustee). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established four standing committees – the Audit Committee, the Compliance Committee, the Governance Committee and the Investments Committee (the Committees), to assist the Board in performing its oversight responsibilities.
The Board has appointed an Independent Trustee to serve in the role of Chair. The Chair’s primary role is to preside at meetings of the Board and act as a liaison with the Adviser and other service providers, officers, attorneys, and other Trustees between meetings. The Chair also participates in the preparation of the agenda for the meetings of the Board, is active with mutual fund industry organizations, and may perform such other functions as may be requested by the Board from time to time. Except for any duties specified pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chair does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board generally.
The Board believes that its leadership structure, including having an Independent Trustee as Chair, allows for effective communication between the Trustees and management, among the Trustees and among the Independent Trustees. The existing Board structure, including its Committee structure, provides the Independent Trustees with effective control over Board governance while also allowing them to receive and benefit from insight from the interested Trustee who is an active officer of the Funds’ investment adviser. The Board’s leadership structure promotes dialogue and debate, which the Board believes allows for the proper consideration of matters deemed important to the Funds and their shareholders and results in effective decision-making.
Risk Oversight. The Board considers risk management issues as part of its general oversight responsibilities throughout the year at its regular meetings and at regular meetings of its Committees. Invesco prepares regular reports that address certain investment, valuation and compliance matters, and the Board as a whole or the Committees also receive special written reports or presentations on a variety of risk issues at the request of the Board, a Committee or the Senior Officer.
The Board also considers liquidity risk management issues as part of its general oversight responsibilities and oversees the Trust's liquidity risk through, among other things, receiving periodic reporting and presentations by Invesco personnel that address liquidity matters. As required by Rule 22e-4 under the 1940 Act, the Board, including a majority of the Independent Trustees, has approved the Trust's Liquidity Risk

Management ("LRM") Program, which is reasonably designed to assess and manage the Trust's liquidity risk, and has appointed the LRM Program Administrator that is responsible for administering the LRM Program. The Board also reviews, no less frequently than annually, a written report prepared by the LRM Program Administrator that addresses, among other items, the operation of the program and assesses its adequacy and effectiveness of implementation.
The Audit Committee is apprised by, and discusses with, management its policies on risk assessment and risk management. Such discussion includes a discussion of the guidelines governing the process by which risks are assessed and managed and an identification of each Fund’s major financial risk exposures. In addition, the Audit Committee meets regularly with representatives of Invesco Ltd.’s internal audit group to review reports on their examinations of functions and processes within Invesco that affect the Funds. The Audit Committee also oversees the Adviser’s process for valuing the Funds’ portfolio investments and receives reports from management regarding its process and the valuation of the Funds’ portfolio investments as consistent with the valuation policy approved by the Board and related procedures.
The Compliance Committee receives regular compliance reports prepared by Invesco’s compliance group and meets regularly with the Fund’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. The Compliance Committee has recommended and the Board has adopted compliance policies and procedures for the Funds and for the Funds’ service providers. The compliance policies and procedures are designed to detect, prevent and correct violations of the federal securities laws.
The Governance Committee monitors the composition of the Board and each of its Committees and monitors the qualifications of the Trustees to ensure adherence to certain governance undertakings applicable to the Funds. In addition, the Governance Committee oversees an annual self-assessment of the Board and addresses governance risks, including insurance and fidelity bond matters, for the Trust.
The Investments Committee and its sub-committees receive regular written reports describing and analyzing the investment performance of the Invesco Funds. In addition, Invesco’s Chief Investment Officers and the portfolio managers of the Funds meet regularly with the Investments Committee or its sub-committees to discuss portfolio performance, including investment risk, such as the impact on the Funds of investments in particular types of securities or instruments, such as derivatives. To the extent that a Fund changes a particular investment strategy that could have a material impact on the Fund’s risk profile, the Board generally is consulted in advance with respect to such change.
Committee Structure
The members of the Audit Committee are Messrs. LaCava (Chair) and Troccoli, Dr. Jones, and Mss. Hostetler and Ressel. The Audit Committee performs a number of functions with respect to the oversight of the Funds’ accounting and financial reporting, including: (i) assisting the Board with its oversight of the qualifications, independence and performance of the independent registered public accountants; (ii) selecting independent registered public accountants for the Funds; (iii) to the extent required, pre-approving certain audit and permissible non-audit services; (iv) overseeing the financial reporting process for the Funds; (v) assisting the Board with its oversight of the integrity of the Funds’ financial statements and compliance with legal and regulatory requirements that relate to the Funds’ accounting and financial reporting, internal control over financial reporting and independent audits; (vi) pre-approving engagements for non-audit services to be provided by the Funds’ independent auditors to the Funds’ investment adviser or to any of its affiliates; and (vii) overseeing the performance of the fair valuation determinations by the Adviser. During the fiscal year ended December 31, 2022, the Audit Committee held five meetings.
The members of the Compliance Committee are Messrs. Motley and Vandivort, and Mss. Brown and Krentzman (Chair) and Dr. Mathai-Davis. The Compliance Committee performs a number of functions with respect to compliance matters, including: (i) reviewing and making recommendations concerning the qualifications, performance and compensation of the Funds’ Chief Compliance Officer; (ii) reviewing recommendations and reports made by the Chief Compliance Officer of the Funds regarding compliance matters; (iii) overseeing compliance policies and procedures of the Funds and their service providers; (iv) overseeing potential conflicts of interest that are reported to the Compliance Committee by Invesco, the Chief

Compliance Officer; (v) reviewing reports prepared by a third party’s compliance review of Invesco; (vi) if requested by the Board, overseeing risk management with respect to the Funds, including receiving and overseeing risk management reports from Invesco that are applicable to the Funds and their service providers; and (vii) reviewing reports by Invesco on correspondence with regulators or governmental agencies with respect to the Funds and recommending to the Board what action, if any, should be taken by the Funds in light of such reports. During the fiscal year ended December 31, 2022, the Compliance Committee held four meetings.
The members of the Governance Committee are Messrs. Motley and Vandivort (Chair) and Mss. Brown and Hostetler and Dr. Mathai-Davis. The Governance Committee performs a number of functions with respect to governance, including: (i) nominating persons to serve as Independent Trustees and as members of each Committee, and nominating the Chair of the Board, the Chair of each Committee and the Chair of each Sub-Committee of the Investments committee; (ii) reviewing and making recommendations to the full Board regarding the size and composition of the Board and the compensation payable to the Independent Trustees;(iii) overseeing the annual evaluation of the performance of the Board and its Committees; (iv) considering and overseeing the selection of independent legal counsel to the Independent Trustees; (v) considering and overseeing the selection and engagement of a Senior Officer if and as they deem appropriate, including compensation and scope of services, and recommending all such matters to the Board or the independent trustees as appropriate; (vi) reviewing administrative and/or logistical matters pertaining to the operations of the Board; and (vii) reviewing annually recommendations from Invesco regarding amounts and coverage of primary and excess directors and officers/errors and omissions liability insurance and allocation of premiums. During the fiscal year ended December 31, 2022, the Governance Committee held nine meetings.
The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such submitting shareholder is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. Notice procedures set forth in the Trust’s bylaws require that any shareholder of a Fund desiring to nominate a candidate for election at a shareholder meeting must provide certain information about itself and the candidate, and must submit to the Trust’s Secretary the nomination in writing not later than the close of business on the later of the 90th day, nor earlier than the close of business on the 120th day, prior to the first anniversary of the preceding year’s annual meeting; provided, however, that in the event that the date of the annual meeting is advanced by more than 30 days or delayed by more than 60 days from such anniversary date or if the Trust has not previously held an annual meeting, notice by the Shareholder to be timely must be so delivered not earlier than the close of business on the 120th day prior to such annual meeting and not later than the close of business on the later of the 90th day prior to such annual meeting or the tenth day following the day on which public announcement of the date of such meeting is first made by the Trust.
The members of the Investments Committee are Messrs. Flanagan, LaCava, Motley, Troccoli (Sub-Committee Chair) and Vandivort, Mss. Brown, Hostetler (Chair), Krentzman and Ressel (Sub-Committee Chair) and Drs. Jones and Mathai-Davis (Sub-Committee Chair). The Investments Committee’s primary purposes are to assist the Board in its oversight of the investment management services provided by Invesco and the Sub-Advisers and to periodically review Fund performance information, information regarding the Funds’ trading practices and such other reports pertaining to portfolio securities transactions and information regarding the investment personnel and other resources devoted to the management of the Funds and make recommendations to the Board, when applicable. During the fiscal year ended December 31, 2022, the Investments Committee held four meetings.
The Investments Committee has established three Sub-Committees and delegated to the Sub-Committees responsibility for, among other matters: (i) reviewing the performance of the Invesco Funds that have been assigned to a particular Sub-Committee (for each Sub-Committee, the Designated Funds), except to the extent the Investments Committee takes such action directly; (ii) reviewing with the applicable portfolio managers from time to time the investment objective(s), policies, strategies, performance and risks and other investment-related matters of the Designated Funds; and (iii) being generally familiar with the investment objectives and principal investment strategies of the Designated Funds.
Trustee Ownership of Fund Shares
The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the Invesco Funds complex, is set forth in Appendix C.
Compensation
Each Trustee who is not affiliated with Invesco is compensated for his or her services according to a fee schedule that recognizes the fact that such Trustee also serves as a Trustee of other Invesco Funds. Each such Trustee receives a fee, allocated among the Invesco Funds for which he or she serves as a Trustee that consists of an annual retainer component and a meeting fee component. The Chair of the Board and of each Committee and Sub-Committee receive additional compensation for their services.
Information regarding compensation paid or accrued for each Trustee of the Trust who was not affiliated with Invesco during the year ended December 31, 2022 is found in Appendix D.
Retirement Policy
The Trustees have adopted a retirement policy that permits each Trustee to serve until December 31 of the year in which the Trustee turns 75.
Pre-Amendment Retirement Plan For Trustees
The Trustees have adopted a Retirement Plan for the Trustees who are not affiliated with the Adviser. A description of the pre-amendment Retirement Plan follows. Annual retirement benefits are available from the Funds and/or the other Invesco Funds for which a Trustee serves (each, a Covered Fund), for each Trustee who is not an employee or officer of the Adviser, who either (a) became a Trustee prior to December 1, 2008, and who has at least five years of credited service as a Trustee (including service to a predecessor fund) of a Covered Fund, or (b) was a member of the Board of Trustees of a Van Kampen Fund immediately prior to June 1, 2010 (Former Van Kampen Trustee), and has at least one year of credited service as a Trustee of a Covered Fund after June 1, 2010.
For Trustees other than Former Van Kampen Trustees, effective January 1, 2006, for retirements after December 31, 2005, the retirement benefits will equal 75% of the Trustee’s annual retainer paid to or accrued by any Covered Fund with respect to such Trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the Trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefit is payable in quarterly installments for a number of years equal to the lesser of (i) sixteen years or (ii) the number of such Trustee’s credited years of service. If a Trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased Trustee’s designated beneficiary for the same length of time that the Trustee would have received the payments based on his or her service or, if the Trustee has elected, in a discounted lump sum payment. A Trustee must have attained the age of 65 (60 in the event of disability) to receive any retirement benefit. A Trustee may make an irrevocable election to commence payment of retirement benefits upon retirement from the Board before age 72; in such a case, the annual retirement benefit is subject to a reduction for early payment.
If the Former Van Kampen Trustee completes at least 10 years of credited service after June 1, 2010, the retirement benefit will equal 75% of the Former Van Kampen Trustee’s annual retainer paid to or accrued by any Covered Fund with respect to such Trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the

Covered Fund and such Trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefit is payable in quarterly installments for 10 years beginning after the later of the Former Van Kampen Trustee’s termination of service or attainment of age 72 (or age 60 in the event of disability or immediately in the event of death). If a Former Van Kampen Trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased Trustee’s designated beneficiary or, if the Trustee has elected, in a discounted lump sum payment.
If the Former Van Kampen Trustee completes less than 10 years of credited service after June 1, 2010, the retirement benefit will be payable at the applicable time described in the preceding paragraph, but will be paid in two components successively. For the period of time equal to the Former Van Kampen Trustee’s years of credited service after June 1, 2010, the first component of the annual retirement benefit will equal 75% of the compensation amount described in the preceding paragraph. Thereafter, for the period of time equal to the Former Van Kampen Trustee’s years of credited service after June 1, 2010, the second component of the annual retirement benefit will equal the excess of (x) 75% of the compensation amount described in the preceding paragraph, over (y) $68,041 plus an interest factor of 4% per year compounded annually measured from June 1, 2010 through the first day of each year for which payments under this second component are to be made. In no event, however, will the retirement benefits under the two components be made for a period of time greater than 10 years. For example, if the Former Van Kampen Trustee completes 7 years of credited service after June 1, 2010, he or she will receive 7 years of payments under the first component and thereafter 3 years of payments under the second component, and if the Former Van Kampen Trustee completes 4 years of credited service after June 1, 2010, he or she will receive 4 years of payments under the first component and thereafter 4 years of payments under the second component.
Amendment of Retirement Plan and Conversion to Defined Contribution Plan
The Trustees approved an amendment to the Retirement Plan to convert it to a defined contribution plan for active Trustees (the Amended Plan). Under the Amended Plan, the benefit amount was amended for each active Trustee to the present value of the Trustee’s existing retirement plan benefit as of December 31, 2013 (the Existing Plan Benefit) plus the present value of retirement benefits expected to be earned under the Retirement Plan through the end of the calendar year in which the Trustee attained age 75 (the Expected Future Benefit and, together with the Existing Plan Benefit, the Accrued Benefit). On the conversion date, the Covered Funds established bookkeeping accounts in the amount of their pro rata share of the Accrued Benefit, which is deemed to be invested in one or more Invesco Funds selected by the participating Trustees. Such accounts will be adjusted from time to time to reflect deemed investment earnings and losses. Each Trustee’s Accrued Benefit is not funded and, with respect to the payments of amounts held in the accounts, the participating Trustees have the status of unsecured creditors of the Covered Funds. Trustees will be paid the adjusted account balance under the Amended Plan in quarterly installments for the same period as described above.
Deferred Compensation Agreements
Seven former Trustees, as well as Messrs. LaCava, Motley, Troccoli and Vandivort, Mss. Hostetler and Drs. Jones and Mathai-Davis (for purposes of this paragraph only, the Deferring Trustees) have each executed a Deferred Compensation Agreement (collectively, the Compensation Agreements). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Funds, and such amounts are placed into a deferral account and deemed to be invested in one or more Invesco Funds selected by the Deferring Trustees.
Distributions from these deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Funds and of each other Invesco Fund from which they are deferring compensation.
Code of Ethics
Invesco, the Trust, Invesco Distributors and certain of the Sub-Advisers each have adopted a Code of Ethics that applies to all Invesco Fund trustees and officers, and employees of Invesco, the Sub-Advisers and their affiliates, and governs, among other things, the personal trading activities of all such persons. Certain Sub-Advisers have adopted their own Code of Ethics. Each Code of Ethics is designed to detect and prevent improper personal trading by portfolio managers and certain other employees that could compete with or take advantage of the Fund’s portfolio transactions. Unless specifically noted, to the extent a Sub-Adviser has adopted its own Code of Ethics, each Sub-Adviser’s Code of Ethics does not materially differ from Invesco’s Code of Ethics discussed below. The Code of Ethics is intended to address conflicts of interest with the Trust that may arise from personal trading in the Invesco Funds. Personal trading, including personal trading involving securities that may be purchased or held by an Invesco Fund, is permitted under the Code of Ethics subject to certain restrictions; however, employees are required to pre-clear security transactions with the Compliance Officer or a designee and to report transactions on a regular basis.
Proxy Voting Policies
Invesco has adopted its own specific Proxy Voting Policies.
The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the following Adviser/Sub-Adviser(s):

Fund Name	Adviser/Sub-Adviser
Invesco Oppenheimer V.I. International Growth Fund	Invesco Advisers, Inc.
Invesco V.I. American Franchise Fund	Invesco Advisers, Inc.
Invesco V.I. American Value Fund	Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation Fund	Invesco Advisers, Inc.
Invesco V.I. Capital Appreciation Fund	Invesco Advisers, Inc.
Invesco V.I. Comstock Fund	Invesco Advisers, Inc.
Invesco V.I. Conservative Balanced Fund	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund	Invesco Advisers, Inc.
Invesco V.I. Core Plus Bond Fund	Invesco Advisers, Inc.
Invesco V.I. Discovery Mid Cap Growth Fund	Invesco Advisers, Inc.
Invesco V.I. Diversified Dividend Fund	Invesco Advisers, Inc.
Invesco V.I. Equally-Weighted S&P 500 Fund	Invesco Advisers, Inc./Invesco Capital Management LLC
Invesco V.I. Equity and Income Fund	Invesco Advisers, Inc.
Invesco V.I. EQV International Equity Fund	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity Fund	Invesco Advisers, Inc./Invesco Canada Ltd.
Invesco V.I. Global Fund	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate Fund	Invesco Advisers, Inc./Invesco Asset Management Limited
Invesco V.I. Global Strategic Income Fund	Invesco Advisers, Inc.

Fund Name	Adviser/Sub-Adviser
Invesco V.I. Government Money Market Fund	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund	Invesco Advisers, Inc.
Invesco V.I. Growth and Income Fund	Invesco Advisers, Inc.
Invesco V.I. Health Care Fund	Invesco Advisers, Inc.
Invesco V.I. High Yield Fund	Invesco Advisers, Inc.
Invesco V.I. Main Street Fund®	Invesco Advisers, Inc.
Invesco V.I. Main Street Mid Cap Fund®	Invesco Advisers, Inc.
Invesco V.I. Main Street Small Cap Fund®	Invesco Advisers, Inc.
Invesco® V.I. NASDAQ 100 Buffer Fund - September	Invesco Advisers, Inc./Invesco Asset Management Limited
Invesco® V.I. NASDAQ 100 Buffer Fund - December	Invesco Advisers, Inc./Invesco Asset Management Limited
Invesco® V.I. NASDAQ 100 Buffer Fund - March	Invesco Advisers, Inc./Invesco Asset Management Limited
Invesco® V.I. NASDAQ 100 Buffer Fund - June	Invesco Advisers, Inc./Invesco Asset Management Limited
Invesco® V.I. S&P 500 Buffer Fund - September	Invesco Advisers, Inc./Invesco Asset Management Limited
Invesco® V.I. S&P 500 Buffer Fund - December	Invesco Advisers, Inc./Invesco Asset Management Limited
Invesco® V.I. S&P 500 Buffer Fund - March	Invesco Advisers, Inc./Invesco Asset Management Limited
Invesco® V.I. S&P 500 Buffer Fund - June	Invesco Advisers, Inc./Invesco Asset Management Limited
Invesco V.I. Small Cap Equity Fund	Invesco Advisers, Inc.
Invesco V.I. Technology Fund	Invesco Advisers, Inc.
Invesco V.I. U.S. Government Money Portfolio	Invesco Advisers, Inc.
Invesco (the Proxy Voting Entity) will vote such proxies in accordance with its proxy voting policies and procedures, as outlined above, which have been reviewed and approved by the Board, and which are found in Appendix E. Any material changes to the proxy voting policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund’s proxy voting record. Information regarding how the Funds voted proxies related to their portfolio securities during the twelve months ended June 30, 2022 is available without charge at our website, http://www.invesco.com/us. This information will also be available at the SEC website, http://www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
Information about the ownership of each class of each Fund’s shares by beneficial or record owners of such Fund and ownership of Fund shares by trustees and officers as a group is found in Appendix F. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to “control” that Fund.
INVESTMENT ADVISORY AND OTHER SERVICES
Investment Adviser
Invesco serves as the Funds' investment adviser. The Adviser manages the investment operations of the Funds as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Funds' day-to-day management. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976. Invesco Advisers, Inc. is an indirect, wholly-owned subsidiary of Invesco Ltd. Invesco Ltd. and its subsidiaries are an independent global investment management group. Certain of the directors and officers of Invesco are also executive officers of the Trust and their affiliations are shown under “Management Information” herein.
As investment adviser, Invesco supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. Invesco obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Master Investment Advisory Agreement (Advisory Agreement) provides that, in fulfilling its responsibilities, Invesco may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of Invesco are not exclusive and Invesco is free to render investment advisory services to others, including other investment companies.
Pursuant to an administrative services agreement with the Funds, Invesco is also responsible for furnishing to the Funds, at Invesco’s expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, which in the judgment of the trustees, are necessary to conduct the business of the Funds effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund’s accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.
The Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by Invesco, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.
Invesco, at its own expense, furnishes to the Trust office space and facilities. Invesco furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.
Pursuant to its Advisory Agreement with the Trust, Invesco receives a monthly fee from each Fund calculated at the annual rates indicated in the second column below, based on the average daily net assets of each Fund during the year. Each Fund allocates advisory fees to a class based on the relative net assets of each class.

Fund Name	Annual Rate/Net Assets Per Advisory Agreement
Invesco Oppenheimer V.I. International Growth Fund*
First $250 million 1.00%
Next $250 million 0.90%
Next $500 million 0.85%
Over $1 billion 0.82%
Invesco V.I. American Franchise Fund
First $250 million 0.695%
Next $250 million 0.67%
Next $500 million 0.645%
Next $550 million 0.62%
Next $3.45 billion 0.60%
Next $250 million 0.595%
Next $2.25 billion 0.57%
Next $2.5 billion 0.545%

Fund Name	Annual Rate/Net Assets Per Advisory Agreement
Over $10 billion 0.52%
Invesco V.I. American Value Fund
First $250 million 0.695%
Next $250 million 0.67%
Next $500 million 0.645%
Next $1.5 billion 0.62%
Next $2.5 billion 0.595%
Next $2.5 billion 0.57%
Next $2.5 billion 0.545%
Over $10 billion 0.52%

Invesco V.I. Balanced-Risk Allocation Fund
First $250 million 0.95%
Next $250 million 0.925%
Next $500 million 0.90%
Next $1.5 billion 0.875%
Next $2.5 billion 0.85%
Next $2.5 billion 0.825%
Next $2.5 billion 0.80%
Over $10 billion 0.775%
Invesco V.I. Capital Appreciation Fund*
First $200 million 0.750%
Next $200 million 0.720%
Next $200 million 0.690%
Next $200 million 0.660%
Next $200 million 0.600%
Over $1 billion 0.580%
Invesco V.I. Comstock Fund
First $500 million 0.60%
Over $500 million 0.55%
Invesco V.I. Conservative Balanced Fund*
First $200 million 0.750%
Next $200 million 0.720%
Next $200 million 0.690%
Next $200 million 0.660%
Over $800 million 0.600%
Invesco V.I. Core Equity Fund
First $250 million 0.65%
Over $250 million 0.60%
Invesco V.I. Core Plus Bond Fund
First $500 million 0.450%
Next $500 million 0.425%
Next $1.5 billion 0.400%
Next $2.5 billion 0.375%
Over $5 billion 0.350%
Invesco V.I. Discovery Mid Cap Growth Fund*
First $200 million 0.750%
Next $200 million 0.720%
Next $200 million 0.690%

Fund Name	Annual Rate/Net Assets Per Advisory Agreement
Next $200 million 0.660%
Next $700 million 0.600%
Over $1.5 billion 0.580%
Invesco V.I. Diversified Dividend Fund
First $250 million 0.545%
Next $750 million 0.42%
Next $1 billion 0.395%
Over $2 billion 0.37%
Invesco V.I. Equally-Weighted S&P 500 Fund
First $2 billion 0.12%
Over $2 billion 0.10%
Invesco V.I. Equity and Income Fund
First $150 million 0.50%
Next $100 million 0.45%
Next $100 million 0.40%
Over $350 million 0.35%
Invesco V.I. EQV International Equity Fund
First $250 million 0.75%
Over $250 million 0.70%
Invesco V.I. Global Core Equity Fund
First $1 billion 0.67%
Next $500 million 0.645%
Next $1 billion 0.62%
Next $1 billion 0.595%
Next $1 billion 0.57%
Over $4.5 billion 0.545%
Invesco V.I. Global Fund*
First $200 million 0.750%
Next $200 million 0.720%
Next $200 million 0.690%
Next $200 million 0.660%
Next $4.2 billion 0.600%
Over $5 billion 0.580%
Invesco V.I. Global Real Estate Fund
First $250 million 0.75%
Next $250 million 0.74%
Next $500 million 0.73%
Next $1.5 billion 0.72%
Next $2.5 billion 0.71%
Next $2.5 billion 0.70%
Next $2.5 billion 0.69%
Over $10 billion 0.68%
Invesco V.I. Global Strategic Income Fund*
First $200 million 0.750%
Next $200 million 0.720%
Next $200 million 0.690%

Fund Name	Annual Rate/Net Assets Per Advisory Agreement
Next $200 million 0.660%
Next $200 million 0.600%
Next $4 billion 0.500%
Over $5 billion 0.480%
Invesco V.I. Government Money Market Fund
All Assets 0.15%
Invesco V.I. Government Securities Fund
First $250 million 0.50%
Over $250 million 0.45%
Invesco V.I. Growth and Income Fund
First $500 million 0.60%
Over $500 million 0.55%
Invesco V.I. Health Care Fund
First $250 million 0.75%
Next $250 million 0.74%
Next $500 million 0.73%
Next $1.5 billion 0.72%
Next $2.5 billion 0.71%
Next $2.5 billion 0.70%
Next $2.5 billion 0.69%
Over $10 billion 0.68%
Invesco V.I. High Yield Fund
First $200 million 0.625%
Next $300 million 0.55%
Next $500 million 0.50%
Over $1 billion 0.45%
Invesco V.I. Main Street Fund®*
First $200 million 0.750%
Next $200 million 0.720%
Next $200 million 0.690%
Next $200 million 0.660%
Next $200 million 0.600%
Next $4 billion 0.580%
Over $5 billion 0.560%
Invesco V.I. Main Street Mid Cap Fund®
First $500 million 0.725%
Next $500 million 0.700%
Next $500 million 0.675%
Over $1.5 billion 0.65%
Invesco V.I. Main Street Small Cap Fund®*
First $200 million 0.750%
Next $200 million 0.720%
Next $200 million 0.690%
Next $200 million 0.660%
Next $200 million 0.600%
Next $4 billion 0.580%
Over $5 billion 0.560%

Fund Name	Annual Rate/Net Assets Per Advisory Agreement
Invesco® V.I. NASDAQ 100 Buffer Fund - March
First $2 billion 0.42%
Over $2 billion 0.40%
Invesco® V.I. NASDAQ 100 Buffer Fund - June
First $2 billion 0.42%
Over $2 billion 0.40%
Invesco® V.I. NASDAQ 100 Buffer Fund – September
First $2 billion 0.42%
Over $2 billion 0.40%
Invesco® V.I. NASDAQ 100 Buffer Fund - December
First $2 billion 0.42%
Over $2 billion 0.40%
Invesco® V.I. S&P 500 Buffer Fund - March
First $2 billion 0.42%
Over $2 billion 0.40%
Invesco® V.I. S&P 500 Buffer Fund - June
First $2 billion 0.42%
Over $2 billion 0.40%
Invesco® V.I. S&P 500 Buffer Fund - September
First $2 billion 0.42%
Over $2 billion 0.40%
Invesco® V.I. S&P 500 Buffer Fund - December
First $2 billion 0.42%
Over $2 billion 0.40%
Invesco V.I. Small Cap Equity Fund
First $250 million 0.745%
Next $250 million 0.73%
Next $500 million 0.715%
Next $1.5 billion 0.70%
Next $2.5 billion 0.685%
Next $2.5 billion 0.67%
Next $2.5 billion 0.655%
Over $10 billion 0.64%
Invesco V.I. Technology Fund
First $250 million 0.75%
Next $250 million 0.74%
Next $500 million 0.73%
Next $1.5 billion 0.72%
Next $2.5 billion 0.71%
Next $2.5 billion 0.70%
Next $2.5 billion 0.69%
Over $10 billion 0.68%
Invesco V.I. U.S. Government Money Portfolio*
First $500 million 0.450%
Next $500 million 0.425%

Fund Name	Annual Rate/Net Assets Per Advisory Agreement
Next $500 million 0.400%
Over $1.5 billion 0.375%

*The advisory fee payable by each Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with Invesco.
Invesco may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco will retain its ability to be reimbursed for such fee prior to the end of the respective fiscal year in which the voluntary fee waiver or reduction was made.
Invesco has voluntarily undertaken to waive fees to the extent necessary to assist Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio in attempting to maintain a positive yield. There is no guarantee that Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio will maintain a positive yield. That undertaking may be amended or rescinded at any time.
Invesco has contractually agreed through at least June 30, 2024, to waive advisory fees payable by each Fund in an amount equal to 100% of the net advisory fee Invesco receives from the Affiliated Money Market Funds as a result of each Fund’s investment of uninvested cash in the Affiliated Money Market Funds. See “Description of the Funds and Their Investments and Risks – Investment Strategies and Risks – Other Investments – Other Investment Companies.”
Invesco V.I. Balanced-Risk Allocation Fund and Invesco V.I. Global Strategic Income Fund may pursue its investment objective by investing in its Subsidiary. The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays the Adviser a management fee. The Adviser has contractually agreed to waive the advisory fee it receives from the Fund in an amount equal to the advisory fee and administration fee, respectively, paid to the Adviser by the Subsidiary. This waiver may not be terminated by the Adviser and will remain in effect for as long as the Adviser’s contract with a Subsidiary is in place.
Invesco also has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit the total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable). The expense limitations are as follows:

Fund	Annual Rate/Net Assets Per Expense Limitation Agreement	Expiration Date
Invesco Oppenheimer V.I. International Growth Fund
Series I Shares	1.00%	April 30, 2024
Series II Shares	1.25%	April 30, 2024

Invesco V.I. American Franchise Fund
Series I Shares	2.00%	June 30, 2023
Series II Shares	2.25%	June 30, 2023

Invesco V.I. American Value Fund
Series I Shares	2.00%	June 30, 2023
Series II Shares	2.25%	June 30, 2023

Fund	Annual Rate/Net Assets Per Expense Limitation Agreement	Expiration Date
Invesco V.I. Balanced-Risk Allocation Fund
Series I Shares	0.88% less net AFFE*	April 30, 2024
Series II Shares	1.13% less net AFFE*	April 30, 2024

Invesco V.I. Capital Appreciation Fund
Series I Shares	0.80%	April 30, 2024
Series II Shares	1.05%	April 30, 2043

Invesco V.I. Comstock Fund
Series I Shares	2.00%	June 30, 2023
Series II Shares	2.25%	June 30, 2023

Invesco V.I. Conservative Balanced Fund
Series I Shares	0.67%	April 30, 2024
Series II Shares	0.92%	April 30, 2024

Invesco V.I. Core Equity Fund
Series I Shares	2.00%	June 30, 2023
Series II Shares	2.25%	June 30, 2023

Invesco V.I. Core Plus Bond Fund
Series I Shares	0.61%	April 30, 2024
Series II Shares	0.86%	April 30, 2024

Invesco V.I. Discovery Mid Cap Growth Fund
Series I Shares	2.00%	June 30, 2023
Series II Shares	2.25%	June 30, 2023

Invesco V.I. Diversified Dividend Fund
Series I Shares	2.00%	June 30, 2023
Series II Shares	2.25%	June 30, 2023

Invesco V.I. Equally-Weighted S&P 500 Fund
Series I Shares	2.00%	June 30, 2023
Series II Shares	2.25%	June 30, 2023

Invesco V.I. Equity and Income Fund
Series I Shares	1.50%	June 30, 2023
Series II Shares	1.75%	June 30, 2023

Invesco V.I. EQV International Equity Fund
Series I Shares	2.25%	June 30, 2023
Series II Shares	2.50%	June 30, 2023

Invesco V.I. Global Core Equity Fund

Fund	Annual Rate/Net Assets Per Expense Limitation Agreement	Expiration Date
Series I Shares	2.25%	June 30, 2023
Series II Shares	2.50%	June 30, 2023

Invesco V.I. Global Fund
Series I Shares	2.25%	June 30, 2023
Series II Shares	2.50%	June 30, 2023

Invesco V.I. Global Real Estate Fund
Series I Shares	2.00%	June 30, 2023
Series II Shares	2.25%	June 30, 2023

Invesco V.I. Global Strategic Income Fund
Series I Shares	1.50%	June 30. 2023
Series II Shares	1.75%	June 30, 2023

Invesco V.I. Government Money Market Fund
Series I Shares	1.50%	June 30, 2023
Series II Shares	1.75%	June 30, 2023

Invesco V.I. Government Securities Fund
Series I Shares	1.50%	June 30, 2023
Series II Shares	1.75%	June 30, 2023

Invesco V.I. Growth and Income Fund
Series I Shares	2.00%	June 30, 2023
Series II Shares	2.25%	June 30, 2023

Invesco V.I. Health Care Fund
Series I Shares	2.00%	June 30, 2023
Series II Shares	2.25%	June 30, 2023

Invesco V.I. High Yield Fund
Series I Shares	1.50%	June 30, 2023
Series II Shares	1.75%	June 30, 2023

Invesco V.I. Main Street Fund®
Series I Shares	0.80%	April 30, 2024
Series II Shares	1.05%	April 30, 2024

Invesco V.I. Main Street Mid Cap Fund®
Series I Shares	2.00%	June 30, 2023
Series II Shares	2.25%	June 30, 2023

Invesco V.I. Main Street Small Cap Fund®
Series I Shares	0.80%	April 30, 2024
Series II Shares	1.05%	April 30, 2024

Fund	Annual Rate/Net Assets Per Expense Limitation Agreement	Expiration Date

Invesco V.I. Main Street Small Cap Fund®
Series I Shares	2.00%	June 30, 2022
Series II Shares	2.25%	June 30, 2022

Invesco® V.I. NASDAQ 100 Buffer Fund - March
Series I Shares	0.70%	April 30, 2024
Series II Shares	0.95%	April 30, 2024

Invesco® V.I. NASDAQ 100 Buffer Fund - June
Series I Shares	0.70%	April 30, 2024
Series II Shares	0.95%	April 30, 2024

Invesco® V.I. NASDAQ 100 Buffer Fund - September
Series I Shares	0.70%	April 30, 2024
Series II Shares	0.95%	April 30, 2024

Invesco® V.I. NASDAQ 100 Buffer Fund - December
Series I Shares	0.70%	April 30, 2024
Series II Shares	0.95%	April 30, 2024

Invesco® V.I. S&P 500 Buffer Fund - March
Series I Shares	0.70%	April 30, 2024
Series II Shares	0.95%	April 30, 2024

Invesco® V.I. S&P 500 Buffer Fund - June
Series I Shares	0.70%	April 30, 2024
Series II Shares	0.95%	April 30, 2024

Invesco® V.I. S&P 500 Buffer Fund - September
Series I Shares	0.70%	April 30, 2024
Series II Shares	0.95%	April 30, 2024

Invesco® V.I. S&P 500 Buffer Fund - December
Series I Shares	0.70%	April 30, 2024
Series II Shares	0.95%	April 30, 2024

Invesco V.I. Small Cap Equity Fund
Series I Shares	2.00%	June 30, 2023
Series II Shares	2.25%	June 30, 2023

Invesco V.I. Technology Fund
Series I Shares	2.00%	June 30, 2023
Series II Shares	2.25%	June 30, 2023

Fund	Annual Rate/Net Assets Per Expense Limitation Agreement	Expiration Date
Invesco V.I. U.S. Government Money Portfolio
Series I Shares	1.50%	June 30, 2023
Series II Shares	1.75%	June 30, 2023

*Acquired Fund Fees and Expenses (“AFFE”) will be calculated as of the Fund’s fiscal year end according to Instruction 3(f) of Item 3 of Form N-1A. “Net AFFE” will be calculated by subtracting any waivers by Invesco associated with investments in affiliated funds, such as investments in affiliated money market funds, from the AFFE calculated in accordance with the preceding sentence. For clarity, the NET AFFE calculated as of the Fund’s fiscal year end will be used throughout the waiver period in establishing the Fund’s waiver amount, regardless of whether actual AFFE is more or less during the waiver period.
Acquired Fund Fees and Expenses are not operating expenses of the Funds directly, but are fees and expenses, including management fees of the investment companies in which the Funds invest. As a result, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed a Fund’s expense limit.
If applicable, such contractual fee waivers or reductions are set forth in the Fee Table to the Fund’s Prospectus.  Unless Invesco continues the fee waiver agreements, they will terminate on the expiration dates disclosed above.  During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board.
The management fees payable by each Fund, the amounts waived by Invesco and the net fee paid by each Fund during the last three fiscal years or periods, as applicable, ended December 31 are found in Appendix G.
Investment Sub-Advisers
Invesco has entered into a Sub-Advisory Agreement with certain affiliates to serve as sub-advisers to each Fund (each, a Sub-Adviser), pursuant to which these affiliated sub-advisers may be appointed by Invesco from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Funds. These affiliated sub-advisers, each of which is a registered investment adviser under the Advisers Act are:
•
Invesco Asset Management (Japan) Limited (Invesco Japan)
•
Invesco Asset Management Deutschland GmbH (Invesco Deutschland)
•
Invesco Asset Management Limited (Invesco Asset Management)
•
Invesco Canada Ltd. (Invesco Canada)
•
Invesco Hong Kong Limited (Invesco Hong Kong)
•
Invesco Senior Secured Management, Inc. (Invesco Senior Secured)
Invesco has also entered into a Sub-Advisory Agreement with another affiliate, Invesco Capital Management LLC (Invesco Capital), also a registered investment adviser under the Advisers Act, to provide discretionary investment management services, investment advice, and/or order execution services to the Funds.
Invesco has also entered into a Sub-Advisory Agreement with another affiliate, Invesco Asset Management (India) Private Limited (Invesco India), also a registered investment adviser under the Advisers Act, to provide discretionary investment management services, investment advice, and/or order execution services to the Funds.
The only fees payable to the Sub-Advisers described above under the Sub-Advisory Agreements are for providing discretionary investment management services. For such services, Invesco will pay each Sub-Adviser a fee, computed daily and paid monthly, equal to (i) 40% of the monthly compensation that Invesco receives from the Trust, multiplied by (ii) the fraction equal to the net assets of such Fund as to which such Sub-Adviser shall have provided discretionary investment management services for that month divided by the net assets of such Fund for that month. Pursuant to the Sub-Advisory Agreement, this fee is reduced to reflect contractual or voluntary fee waivers or expense limitations by Invesco, if any, in effect from time to time. In no event shall the aggregate monthly fees paid to the Sub-Advisers under the Sub-Advisory Agreement exceed 40% of the monthly compensation that Invesco receives from the Trust pursuant to its advisory agreement with the Trust, as reduced to reflect contractual or voluntary fee waivers or expense limitations by Invesco, if any.
Invesco has also entered into a Sub-Advisory Agreement with another affiliate, OppenheimerFunds, Inc., also a registered investment adviser under the Advisers Act, to provide discretionary investment management services, investment advice, and/or order execution services to the Funds for which a corresponding predecessor fund was managed by OppenheimerFunds, Inc. prior to May 24, 2019. Under the sub-advisory agreement, the Adviser pays the Sub-Adviser a percentage of the net investment advisory fee (after all applicable waivers) that it receives from the Funds as compensation for the provision of investment advisory services. The fee paid to the Sub-Adviser under the Sub-Advisory Agreement is paid by the Adviser, not by the Funds.
Invesco and each Sub-Adviser are indirect wholly-owned subsidiaries of Invesco Ltd.
Services to the Subsidiary
As with Invesco V.I. Balanced-Risk Allocation Fund and Invesco V.I. Global Strategic Income Fund, Invesco is responsible for the Subsidiary's day-to-day business pursuant to an investment advisory agreement with the Subsidiary. Under this agreement, Invesco provides the Subsidiary with the same type of management and sub-advisory services, under the same terms and conditions, as are provided to Invesco V.I. Balanced-Risk Allocation Fund and Invesco V.I. Global Strategic Income Fund. The advisory agreement of the Subsidiary provides for automatic termination upon the termination of the Advisory Agreement, respectively, with respect to Invesco V.I. Balanced-Risk Allocation Fund and Invesco V.I. Global Strategic Income Fund. The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency and audit services with the same service providers that provide those services to Invesco V.I. Balanced-Risk Allocation Fund and Invesco V.I. Global Strategic Income Fund.
The Subsidiary will be managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by Invesco V.I. Balanced-Risk Allocation Fund and Invesco V.I. Global Strategic Income Fund. As a result, Invesco, in managing the Subsidiary's portfolio, is subject to the same operational guidelines that apply to the management of Invesco V.I. Balanced-Risk Allocation Fund and Invesco V.I. Global Strategic Income Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary's portfolio investments and shares of the Subsidiary. Invesco V.I. Balanced-Risk Allocation Fund’s and Invesco V.I. Global Strategic Income Fund’s Chief Compliance Officer oversees implementation of the Subsidiary's policies and procedures and makes periodic reports to Invesco V.I. Balanced-Risk-Allocation Fund’s and Invesco V.I. Global Strategic Income Fund’s Board regarding the Subsidiary's compliance with its policies and procedures.
Service Agreements
Administrative Services Agreement. Invesco and the Trust have entered into a Master Administrative Services Agreement (Administrative Services Agreement) pursuant to which Invesco may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by Invesco under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees. Under the Administrative Services Agreement, Invesco is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation. Currently, Invesco is reimbursed for the services of the Trust’s principal financial officer and her staff and any expenses related to fund accounting services.

In addition, Invesco contracts with Participating Insurance Companies for certain administrative services provided to the Funds, which services are described in the Funds’ prospectus.
Each Participating Insurance Company negotiates the fees to be paid for the provision of these services.  The cost of providing the services and the overall package of services provided may vary from one Participating Insurance Company to another.  Invesco does not make an independent assessment of a Participating Insurance Company’s cost of providing such services.
The Administrative Services Agreement provides that the Funds will reimburse Invesco for its costs in paying the Participating Insurance Companies that provide these services, currently subject to an annual limit of 0.15% of the average net assets invested in each Fund by each Participating Insurance Company.  Any amounts paid by Invesco to a Participating Insurance Company in excess of 0.15% of the average net assets invested in each Fund are paid by Invesco out of its own financial resources.
For Invesco V.I. Balanced-Risk Allocation Fund and Invesco V.I. Global Strategic Income Fund, an agreement containing the same material, terms and provisions was entered into between Invesco and the Subsidiary.
Administrative services fees paid to Invesco by each Fund for the last three fiscal years or periods, as applicable, ended December 31 are found in Appendix I.
Other Service Providers
Transfer Agent. Invesco Investment Services, Inc., (Invesco Investment Services), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046, a wholly-owned subsidiary of Invesco Ltd., is the Trust's transfer agent.
The Amended and Restated Transfer Agency and Service Agreement (the TA Agreement) between the Trust and Invesco Investment Services provides that Invesco Investment Services will perform certain services related to the servicing of shareholders of the Funds. For servicing Fund accounts, the TA Agreement provides that Invesco Investment Services will receive an asset-based fee from the Trust, on behalf of the Funds. The TA Agreement also provides that Invesco Investment Services is responsible for out-of-pocket expenses relating to the procurement of goods and services as they relate to its obligations under the TA Agreement.
For Invesco V.I. Balanced-Risk Allocation Fund and Invesco V.I. Global Strategic Income Fund, an agreement containing the same material, terms and provisions was entered into between Invesco and the Subsidiary.
Sub-Transfer Agent. Invesco Canada, 120 Bloor Street East, Suite 700, Toronto, Ontario, Canada M4W 1B7, a wholly-owned, indirect subsidiary of Invesco Ltd., provides services to the Trust as a sub-transfer agent, pursuant to an agreement between Invesco Canada and Invesco Investment Services. The Trust does not pay a fee to Invesco Canada for these services. Rather Invesco Canada is compensated by Invesco Investment Services, as a sub-contractor.
In addition, Invesco (India) Private Limited, Divyasree Orion, B6 15TH FLOOR, Raidurgam, Serilingampalli, Hyderabad, India K7 500032, a wholly-owned, indirect subsidiary of Invesco Ltd., provides services to the Trust as a sub-transfer agent, pursuant to an agreement between Invesco (India) Private Limited and Invesco Investment Services. The Trust does not pay a fee to Invesco (India) Private Limited and Invesco Investment Services. Rather Invesco (India) Private Limited is compensated by Invesco Investment Services, as a sub-contractor.
For Invesco V.I. Balanced-Risk Allocation Fund and Invesco V.I. Global Strategic Income Fund, an agreement containing the same material, terms and provisions was entered into between Invesco and the Subsidiary.
Custodian
State Street Bank and Trust Company (the Custodian), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds (except Invesco V.I. Government Money Market

Fund and Invesco V.I. U.S. Government Money Portfolio). The Bank of New York Mellon, 2 Hanson Place, Brooklyn, New York 11217-1431, is custodian of all securities and cash of Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio.  The Bank of New York Mellon also serves as sub-custodian to facilitate cash management.
The Custodian and sub-custodian are authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.  Invesco is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities’ depositories in a country.  The Custodian is responsible for monitoring eligible foreign securities depositories.
Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.
For Invesco V.I. Balanced-Risk Allocation Fund and Invesco V.I. Global Strategic Income Fund, an agreement containing the same material terms and provision was entered into between the Custodian and the Subsidiary.
Independent Registered Public Accounting Firm. The Funds' independent registered public accounting firm is responsible for auditing the financial statements of the Funds. The Audit Committee of the Board has selected, and the Board has ratified and approved PricewaterhouseCoopers LLP, 1000 Louisiana Street, Suite 5800, Houston, Texas 77002-5021, as the independent registered public accounting firm to audit the financial statements of the Funds. In connection with the audit of the Funds' financial statements, the Funds entered into an engagement letter with PricewaterhouseCoopers LLP. The terms of the engagement letter required by PricewaterhouseCoopers LLP, and agreed to by the Funds' Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or the services provided thereunder. Financial statements for the predecessor fund for periods ending on or prior to May 24, 2019 were audited by the predecessor fund’s auditor, KPMG LLP, an independent registered public accounting firm, which is different than the Funds’ auditor.
Counsel to the Trust. Legal matters for the Trust have been passed upon by Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania 19103-7018.
Securities Lending Arrangements
Certain Funds in the table below may participate in a securities lending program pursuant to a securities lending agreement that establishes the terms of the loan, including collateral requirements. The Funds participating in the securities lending program may lend securities to securities brokers and other borrowers.
Under the securities lending program, Bank of New York Mellon (BNY Mellon) served as a securities lending agent for the Funds' most recently completed fiscal year, as listed in the table below. On September 29, 2021, the Board appointed Invesco to serve as an affiliated securities lending agent for the Funds under the securities lending program. Invesco served as an affiliated securities lending agent for the Funds' most recently completed fiscal year, as listed in the table below (as applicable).
To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with and in reliance upon no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board has approved policies and procedures that govern a Fund's securities lending activities when utilizing an affiliated securities lending agent, such as Invesco, consistent with the guidance set forth in the no-action letters.

Invesco serves as a securities lending agent to other clients in addition to the Funds. There are potential conflicts of interests involved in the Funds' use of Invesco as an affiliated securities lending agent, including but not limited to: (i) Invesco as securities lending agent may have an incentive to increase or decrease the amount of securities on loan, lend particular securities, delay or forgo calling securities on loans, or lend securities to less creditworthy borrowers, in order to generate additional fees for Invesco and its affiliates; and (ii) Invesco as securities lending agent may have an incentive to allocate loans to clients that would provide more fees to Invesco. Invesco seeks to mitigate these potential conflicts of interest by utilizing a methodology designed to provide its securities lending clients with equal lending opportunities over time.
For the fiscal year ended December 31, 2022, the income earned by the Funds, as well as the fees and/or compensation paid by the Funds (in dollars) to BNY Mellon pursuant to a securities agreement were as follows:
	Gross income from securities lending activities	Fees paid to Securities Lending Agent from a revenue split	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	Administrative fees not included in the revenue split	Indemnification fees not included in the revenue split	Rebate (paid to borrower)	Other fees not included in the revenue split	Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities
Invesco Oppenheimer V.I. International Growth Fund	$33,808.38	$1,092.95	$2,269.00	$0.00	$0.00	$20,607.27	$0.00	$23,969.22	$9,839.16
Invesco V.I. American Franchise Fund	151,986.57	1,314.87	39,348.00	0.00	0.00	99,481.98	0.00	140,144.85	11,841.72
Invesco V.I. American Value Fund	226,276.81	1,822.68	21,028.00	0.00	0.00	187,012.56	0.00	209,863.24	16,413.57
Invesco V.I. Capital Appreciation Fund	63,874.78	216.77	16,979.00	0.00	0.00	44,726.96	0.00	61,922.73	1,952.05
Invesco V.I. Comstock Fund	403,650.62	3,459.47	30,946.00	0.00	0.00	338,099.79	0.00	372,505.26	31,145.36
Invesco V.I. Conservative Balanced Fund	54,435.44	496.25	3,304.00	0.00	0.00	46,157.49	0.00	49,957.74	4,477.70
Invesco V.I. Core Equity Fund	83,209.49	563.76	14,346.00	0.00	0.00	63,222.99	0.00	78,132.75	5,076.74
Invesco V.I. Core Plus Bond Fund	81,718.62	1,673.63	2,147.00	0.00	0.00	62,823.22	0.00	66,643.85	15,074.77
Invesco V.I. Discovery Mid Cap Growth Fund	392,110.16	2,739.35	41,585.00	0.00	0.00	323,120.08	0.00	367,444.43	24,665.73
Invesco V.I. Diversified Dividend Fund	60,915.50	191.28	15,310.00	0.00	0.00	43,691.13	0.00	59,192.41	1,723.09
Invesco V.I. Equally- Weighted S&P 500 Fund	254,325.29	1,383.29	62,127.00	0.00	0.00	178,346.13	0.00	241,856.42	12,468.87
Invesco V.I. Equity and Income Fund	541,750.95	19,164.43	42,783.00	0.00	0.00	307,298.68	0.00	369,246.11	172,504.84
Invesco V.I. EQV International Equity Fund	387,898.17	9,166.51	20,438.00	0.00	0.00	275,791.20	0.00	305,395.71	82,502.46
Invesco V.I. Global Core Equity Fund	10,992.55	280.10	4,888.00	0.00	0.00	3,302.68	0.00	8,470.78	2,521.77
Invesco V.I. Global Fund	52,549.10	825.88	1,281.00	0.00	0.00	43,009.08	0.00	45,115.96	7,433.14

	Gross income from securities lending activities	Fees paid to Securities Lending Agent from a revenue split	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	Administrative fees not included in the revenue split	Indemnification fees not included in the revenue split	Rebate (paid to borrower)	Other fees not included in the revenue split	Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities
Invesco V.I. Global Real Estate Fund	1,946.26	465.04	55.00	0.00	0.00	(2,759.33)	0.00	(2,239.29)	4,185.55
Invesco V.I. Global Strategic Income Fund	374,077.04	18,586.25	22,796.00	0.00	0.00	165,391.47	0.00	206,773.72	167,303.32
Invesco V.I. Government Securities Fund	15,448.55	312.65	1,511.00	0.00	0.00	10,809.61	0.00	12,633.26	2,815.29
Invesco V.I. Growth and Income Fund	265,711.76	4,042.76	32,012.00	0.00	0.00	193,266.76	0.00	229,321.52	36,390.24
Invesco V.I. Health Care Fund	85,772.07	791.56	8,271.00	0.00	0.00	69,577.92	0.00	78,640.48	7,131.59
Invesco V.I. High Yield Fund	26,460.25	1,290.70	1,638.00	0.00	0.00	11,913.84	0.00	14,842.54	11,617.71
Invesco V.I. Main Street Fund®	83,782.88	496.22	14,143.00	0.00	0.00	64,674.60	0.00	79,313.82	4,469.06
Invesco V.I. Main Street Mid Cap Fund®	117,818.44	1,069.82	15,269.00	0.00	0.00	91,844.31	0.00	108,183.13	9,635.31
Invesco V.I. Main Street Small Cap Fund®	1,280,820.92	8,894.99	98,941.00	0.00	0.00	1,092,874.39	0.00	1,200,710.38	80,110.54
Invesco V.I. Small Cap Equity Fund	370,327.26	2,542.16	37,198.00	0.00	0.00	307,679.45	0.00	347,419.61	22,907.65
Invesco V.I. Technology Fund	16,933.89	384.59	6,292.00	0.00	0.00	6,794.02	0.00	13,470.61	3,463.28
For the fiscal year ended December 31, 2022, BNY Mellon provided the following services for the Funds in connection with securities lending activities: (i) entering into loans with approved entities subject to guidelines or restrictions provided by the Fund; (ii) negotiating loan terms; (iii) receiving collateral from borrowers; (iv) collecting distributions from borrowers and crediting such distributions to the custodial account; (v) collecting securities loan fees and crediting them to the collateral account; (vi) terminating loans in its reasonable discretion or as directed by the Fund; (vii) effecting currency conversion transactions; (viii) investing and reinvesting cash collateral; (ix) maintaining books and records; and (x) acting as the Fund’s agent in connection with all aspects of (including establishment, maintenance, perfection, administration, performance of and realization upon) the security interest in, and lien and charge upon, the collateral.

For the fiscal year ended December 31, 2022, the income earned by the Funds, as well as the fees and/or compensation paid by the Funds (in dollars) to Invesco pursuant to the affiliated securities lending agreement were as follows:
	Gross income from securities lending activities	Fees paid to Securities Lending Agent from a revenue split*	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	Administrative fees not included in the revenue split	Indemnification fees not included in the revenue split	Rebate (paid to borrower)	Other fees not included in the revenue split	Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities
Invesco Oppenheimer V.I. International Growth Fund	$15,568.91	$19.61	$0.00	$78.56	$0.00	$14,249.15	$0.00	$14,347.32	$1,221.59
Invesco V.I. American Franchise Fund	998,290.88	931.42	0.00	3,736.12	0.00	938,556.37	0.00	943,223.91	55,066.97
Invesco V.I. American Value Fund	245,738.08	332.38	0.00	1,333.76	0.00	227,350.89	0.00	229,017.03	16,721.05
Invesco V.I. Capital Appreciation Fund	483,576.52	682.11	0.00	2,733.56	0.00	446,583.73	0.00	449,999.40	33,577.12
Invesco V.I. Comstock Fund	340,333.59	562.55	0.00	2,254.30	0.00	309,570.71	0.00	312,387.56	27,946.03
Invesco V.I. Conservative Balanced Fund	42,031.22	39.85	0.00	162.51	0.00	39,552.37	0.00	39,754.73	2,276.49
Invesco V.I. Core Equity Fund	291,148.61	283.93	0.00	1,138.62	0.00	273,241.51	0.00	274,664.06	16,484.55
Invesco V.I. Discovery Mid Cap Growth Fund	537,366.26	950.95	0.00	3,809.93	0.00	488,517.72	0.00	493,278.60	44,087.66
Invesco V.I. Diversified Dividend Fund	398,672.37	370.25	0.00	1,485.13	0.00	374,800.71	0.00	376,656.09	22,016.28
Invesco V.I. Equally- Weighted S&P 500 Fund	1,568,309.53	1,530.70	0.00	6,209.38	0.00	1,476,121.44	0.00	1,483,861.52	84,448.01
Invesco V.I. Equity and Income Fund	312,523.30	384.34	0.00	1,540.64	0.00	289,920.03	0.00	291,845.01	20,678.29
Invesco V.I. EQV International Equity Fund	81,679.70	87.15	0.00	349.25	0.00	76,996.91	0.00	77,433.31	4,246.39
Invesco V.I. Global Core Equity Fund	95,925.75	129.96	0.00	521.71	0.00	88,126.26	0.00	88,777.93	7,147.82
Invesco V.I. Global Fund	225.42	2.91	0.00	11.64	0.00	-	0.00	14.55	210.87
Invesco V.I. Global Real Estate Fund	56.36	0.10	0.00	0.42	0.00	43.32	0.00	43.84	12.52
Invesco V.I. Global Strategic Income Fund	62,468.76	3,719.12	0.00	14,877.76	0.00	(125,652.90)	0.00	(107,056.02)	169,524.78
Invesco V.I. Growth and Income Fund	424,621.59	580.42	0.00	2,324.97	0.00	391,944.77	0.00	394,850.16	29,771.43
Invesco V.I. Health Care Fund	97,530.96	115.58	0.00	466.15	0.00	91,044.46	0.00	91,626.19	5,904.77
Invesco V.I. High Yield Fund	29,834.11	455.66	0.00	1,823.78	0.00	5,489.83	0.00	7,769.27	22,064.84
Invesco V.I. Main Street Fund®	284,500.05	444.45	0.00	1,780.53	0.00	259,090.39	0.00	261,315.37	23,184.68

	Gross income from securities lending activities	Fees paid to Securities Lending Agent from a revenue split*	Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	Administrative fees not included in the revenue split	Indemnification fees not included in the revenue split	Rebate (paid to borrower)	Other fees not included in the revenue split	Aggregate fees/ compensation for securities lending activities	Net income from securities lending activities
Invesco V.I. Main Street Mid Cap Fund®	202,579.93	246.21	0.00	990.75	0.00	188,302.98	0.00	189,539.94	13,039.99
Invesco V.I. Main Street Small Cap Fund®	1,125,013.93	1,514.17	0.00	6,077.26	0.00	1,041,849.74	0.00	1,049,441.17	75,572.76
Invesco V.I. Small Cap Equity Fund	472,492.35	594.08	0.00	2,393.30	0.00	439,108.59	0.00	442,095.97	30,396.38
Invesco V.I. Technology Fund	161,639.91	410.88	0.00	1,647.34	0.00	140,688.45	0.00	142,746.67	18,893.24
*Paid to BNY Mellon
Further, for the fiscal year ended December 31, 2022, Invesco provided the following services for the Funds in connection with affiliated securities lending activities: (i) identify available loan opportunities, (ii) negotiate loan terms; (iii) enter into loans with prime brokers subject to guidelines or restrictions provided by the Funds; (iv) input loan details into the securities lending platform; (v) monitor daily reports and data files of loan details to ensure compliance with applicable policies and requirements or restrictions of the securities lending program; (vi) monitor re-rate surveillance reports; (vii) re-negotiate loan rates and re-allocate or recall securities where necessary; and (viii) provide quarterly reports to the Securities Lending Governance Committee and to the Board on information required by Invesco’s policies and procedures for affiliated securities lending.
In addition, the Advisory Agreement describes administrative services to be rendered by Invesco under such Advisory Agreement if a Fund engages in securities lending activities, as well as the compensation Invesco may receive for such administrative services. Services to be provided include, where applicable: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal in determining which specific securities are available for loan; (c) monitoring the securities lending agent to ensure that securities loans are effected in accordance with Invesco’s instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to securities lending agent inquiries; and (f) performing such other duties as may be necessary. Invesco also monitors the creditworthiness of the securities lending agent and borrowers to ensure that securities loans are effected in accordance with Invesco’s risk policies. The Advisory Agreement authorizes Invesco to receive a separate fee equal to 25% of the net monthly interest or fee income retained or paid to the Funds for the administrative services that Invesco renders in connection with securities lending. Invesco has contractually agreed, however, not to charge this fee under the Advisory Agreement and to obtain Board approval prior to charging such a fee in the future.
Portfolio Managers
Appendix H contains the following information regarding the portfolio managers identified in each Fund’s Prospectus:
•
The dollar range of the managers’ investments in each Fund.
•
A description of the managers’ compensation structure.

•
Information regarding other accounts managed and potential conflicts of interest that might arise from the management of multiple accounts.
BROKERAGE ALLOCATION AND OTHER PRACTICES
The Sub-Advisers have adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. If all or a portion of a Fund’s assets are managed by one or more Sub-Advisers, the decision to buy and sell securities and broker selection will be made by the Sub-Adviser for the assets it manages. Unless specifically noted, the Sub-Advisers brokerage allocation procedures do not materially differ from Invesco Advisers, Inc.’s procedures. The same procedures also apply to each Subsidiary.
As discussed below, Invesco and the Sub-Advisers, unless prohibited by applicable law, may cause a Fund to pay a broker-dealer a commission for effecting a transaction that exceeds the amount another broker-dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker-dealer. Effective January 3, 2018, under the European Union’s Markets in Financial Instruments Directive (MiFID II), European Union investment advisers, including Invesco Deutschland and Invesco Asset Management, which may act as sub-adviser to certain Invesco Funds as described in such Funds' prospectuses, must pay for research from broker-dealers directly out of their own resources, rather than through client commissions.
Brokerage Transactions
Placing trades generally involves acting on portfolio manager instructions to buy or sell a specified amount of portfolio securities, including selecting one or more broker-dealers, including affiliated and third-party broker-dealers, to execute the trades, and negotiating commissions and spreads. Various Invesco Ltd. subsidiaries have created a global equity trading desk. The global equity trading desk has assigned local traders in six primary trading centers to place equity securities trades in their regions. Invesco Advisers’ Americas desk, located in Atlanta and Toronto, generally places trades of equity securities trading in North America, Canada and Latin America; the Hong Kong desk of Invesco Hong Kong (the Hong Kong Desk) generally places trades of equity securities in the Asia-Pacific markets, except Japan and China; the Japan trading desk of Invesco Japan generally places trades of equity securities in the Japanese markets; the EMEA trading desk of Invesco Asset Management Limited (the EMEA Desk) generally places trades of equity securities in European, Middle Eastern and African countries; the Australia desk, located in Sydney and Melbourne, for the execution of orders of equity securities trading in the Australian and New Zealand markets and the Taipei desk, located in Taipei, for the execution of orders of securities trading in the Chinese market. Invesco, Invesco Canada, Invesco Japan, Invesco Deutschland, Invesco Hong Kong, Invesco Capital and Invesco Asset Management use the global equity trading desk to place equity trades. Other Sub-Advisers may use the global equity trading desk in the future. The trading procedures for the global trading desks are similar in all material respects.
References in the language below to actions by Invesco or a Sub-Adviser making determinations or taking actions related to equity trading include these entities’ delegation of these determinations/actions to the Americas Desk, the Hong Kong Desk, and the EMEA Desk. Even when trading is delegated by Invesco or the Sub-Advisers to the various arms of the global equity trading desk, Invesco or the Sub-Advisers that delegate trading is responsible for oversight of this trading activity.
Invesco or the Sub-Advisers make decisions to buy and sell securities for each Fund, select broker-dealers (each, a Broker), effect the Funds' investment portfolio transactions, allocate brokerage fees in such transactions and, where applicable, negotiate commissions and spreads on transactions. Invesco’s and the Sub-Advisers’ primary consideration in effecting a security transaction is to obtain best execution, which Invesco defines as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage services provided by the Broker. While Invesco or the Sub-Advisers seek reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See “Broker Selection” below.

Some of the securities in which the Funds invest are traded in OTC markets. Portfolio transactions in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark-up or mark-down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues, which include initial public offerings and secondary offerings, include a commission or concession paid by the issuer (not the Funds) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.
Historically, Invesco and the Sub-Advisers did not negotiate commission rates on stock markets outside the United States. In recent years many overseas stock markets have adopted a system of negotiated rates; however, a number of markets maintain an established schedule of minimum commission rates.
In some cases, Invesco may decide to place trades on a “blind principal bid” basis, which involves combining all trades for one or more portfolios into a single basket, and generating a description of the characteristics of the basket for provision to potential executing brokers. Based on the trade characteristics information provided by Invesco, these brokers submit bids for executing all of the required trades at a designated time for a specific commission rate. Invesco generally selects the broker with the lowest bid to execute these trades.
Commissions
The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an Invesco Fund, provided the conditions of an exemptive order received by the Invesco Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other Invesco Funds or other accounts (and may invest in the Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various Invesco Funds, including the Trust. These inter-fund transactions generally do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.
Brokerage commissions paid by each of the Funds during the last three fiscal years or periods, as applicable, ended December 31 are found in Appendix J.
Broker Selection
Invesco’s or the Sub-Advisers’ primary consideration in selecting Brokers to execute portfolio transactions for a Fund is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for a Fund, Invesco or the Sub-Advisers consider the full range and quality of a Broker’s services, including the value of research and/or brokerage services provided (if permitted by applicable law or regulation), execution capability, commission rate, and willingness to commit capital, anonymity and responsiveness. Invesco’s and the Sub-Advisers’ primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for a Fund is the Broker’s ability to deliver or sell the relevant fixed income securities; however, Invesco and the Sub-Advisers will, if permitted by applicable law or regulation, also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Fund. Invesco and the Sub-Advisers will not select Brokers based upon their promotion or sale of Fund shares.
Unless prohibited by applicable law, such as MiFID II (described herein), in choosing Brokers to execute portfolio transactions for the Funds, Invesco or the Sub-Advisers may select Brokers that provide brokerage and/or research services (Soft Dollar Products) to the Funds and/or the other accounts over which Invesco and its affiliates have investment discretion. For the avoidance of doubt, European Union investment advisers, including Invesco Deutschland and Invesco Asset Management, which may act as sub-adviser to certain Invesco Funds as described in such Funds’ prospectuses, must pay for research from broker-dealers directly out of their own resources, rather than through client commissions. Therefore, the use of the defined term “Sub-Advisers” throughout this section shall not be deemed to apply to those Sub-Advisers subject to the MiFID II prohibitions. Section 28(e) of the Exchange Act, provides that Invesco or the Sub-Advisers, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), Invesco or the Sub-Advisers must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [Invesco’s or the Sub-Advisers’] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion.” The services provided by the Broker also must lawfully and appropriately assist Invesco or the Sub-Advisers in the performance of its investment decision-making responsibilities. Accordingly, a Fund may pay a Broker commissions higher than those available from another Broker in recognition of the Broker’s provision of Soft Dollar Products to Invesco or the Sub-Advisers.
Invesco and the Sub-Advisers face a potential conflict of interest when they use client trades to obtain Soft Dollar Products. This conflict exists because Invesco and the Sub-Advisers are able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces Invesco’s or a Sub-Adviser’s expenses to the extent that Invesco or such Sub-Adviser would have purchased such products had they not been provided by Brokers. Section 28(e) permits Invesco or the Sub-Advisers to use Soft Dollar Products for the benefit of any account it manages. Certain Invesco-managed accounts (or accounts managed by the Sub-Advisers) may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other Invesco-managed accounts (or Sub-Adviser-managed accounts), effectively cross subsidizing the other Invesco-managed accounts (or the other Sub-Adviser-managed accounts) that benefit directly from the product. Invesco or the Sub-Advisers may not use all of the Soft Dollar Products provided by Brokers through which a Fund effects securities transactions in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.
Invesco presently engages in the following instances of cross-subsidization:
Fixed income funds normally do not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to manage certain fixed income Invesco Funds are generated entirely by equity Invesco Funds and other equity client accounts managed by Invesco. In other words, certain fixed income Invesco Funds are cross-subsidized by the equity Invesco Funds in that the fixed income Invesco Funds receive the benefit of Soft Dollar Products services for which they do not pay. Similarly, other accounts managed by Invesco or certain of its affiliates may benefit from Soft Dollar Products services for which they do not pay.
Invesco and the Sub-Advisers attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if Invesco or the Sub-Adviser concludes that the Broker supplying the product is capable of providing best execution.
Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. Invesco and the Sub-Adviser use soft dollars to purchase two types of Soft Dollar Products:
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proprietary research created by the Broker executing the trade, and
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other products created by third parties that are supplied to Invesco or the Sub-Advisers through the Broker executing the trade.
Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in-house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Invesco periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that Invesco receives from each Broker, Invesco develops an estimate of each Broker’s share of Invesco clients’ commission dollars and attempts to direct trades to these firms to meet these estimates.
Invesco and the Sub-Advisers also use soft dollars to acquire products from third parties that are supplied to Invesco or the Sub-Advisers through Brokers executing the trades or other Brokers who “step in” to a transaction and receive a portion of the brokerage commission for the trade. Invesco or the Sub-Advisers may from time to time instruct the executing Broker to allocate or “step out” a portion of a transaction to another Broker. The Broker to which Invesco or the Sub-Advisers have “stepped out” would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been “stepped out.” Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.
Soft Dollar Products received from Brokers supplement Invesco’s and the Sub-Advisers’ own research (and the research of certain of its affiliates), and may include the following types of products and services:
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Database Services – comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).
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Quotation/Trading/News Systems – products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.
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Economic Data/Forecasting Tools – various macro economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.
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Quantitative/Technical Analysis – software tools that assist in quantitative and technical analysis of investment data.
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Fundamental/Industry Analysis – industry specific fundamental investment research.
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Fixed Income Security Analysis – data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, which are relevant to fixed income securities.
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Other Specialized Tools – other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.
If Invesco or the Sub-Advisers determine that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), Invesco or the Sub-Advisers will allocate the costs of such service or product accordingly in its reasonable discretion. Invesco or the Sub-Advisers will allocate brokerage commissions to Brokers only for the portion of the service or product that Invesco or the Sub-Advisers determine assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.
Outside research assistance is useful to Invesco or the Sub-Advisers because the Brokers used by Invesco or the Sub-Advisers tend to provide more in-depth analysis of a broader universe of securities and other matters than Invesco’s or the Sub-Advisers’ staff follow. In addition, such services provide Invesco or the Sub-Advisers with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by Invesco’s or the Sub-Advisers’ clients, including the Funds. However, the Funds are not under any obligation to deal with any Broker in the execution of transactions in portfolio securities. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. Invesco and the Sub-Advisers believe that because Broker research supplements rather than replaces Invesco’s or the Sub-Advisers’ research, the receipt of such research tends to improve the quality of Invesco’s or the Sub-Advisers’ investment advice. The advisory fee paid by the Funds is not reduced because Invesco or the Sub-Advisers receive such services. To the extent the Funds' portfolio transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Funds might exceed those that might otherwise have been paid.

Invesco or the Sub-Advisers may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Funds) over a certain time period. Invesco determines target levels based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund’s shares for their clients, provided that Invesco or the Sub-Advisers believe such Brokers provide best execution and such transactions are executed in compliance with Invesco’s policy against using directed brokerage to compensate Brokers for promoting or selling Invesco Fund shares. Invesco and the Sub-Advisers will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.
As noted above, under MiFID II, European Union investment advisers, including Invesco Deutschland and Invesco Asset Management, are not permitted to use Soft Dollar Products to pay for research from brokers but rather must pay for research out of their own profit and loss or have research costs paid by clients through research payment accounts that are funded by a specific client research charge or the research component of trade orders. Such payments for research must be unbundled from the payments for execution. As a result, Invesco Deutschland and Invesco Asset Management are restricted from using Soft Dollar Products in managing the Invesco Funds that they sub-advise.
Directed Brokerage (Research Services)
Directed brokerage (research services) commissionspaid by each of the Funds during the last fiscal year or period, as applicable, ended December 31 are found in Appendix K.
Affiliated Transactions
The Adviser or Sub-Adviser may place trades with Invesco Capital Markets, Inc. (ICMI), a broker-dealer with whom it is affiliated, provided the Adviser or Sub-Adviser determines that ICMI’s trade execution abilities and costs are at least comparable to those of non-affiliated brokerage firms with which the Adviser or Sub-Adviser could otherwise place similar trades. ICMI receives brokerage commissions in connection with effecting trades for the Funds and, therefore, use of ICMI presents a conflict of interest for the Adviser or Sub-Adviser. Trades placed through ICMI, including the brokerage commissions paid to ICMI, are subject to procedures adopted by the Board.
Information regarding any brokerage commissions on affiliated transactions that the Funds may have paid for the last three fiscal years ended December 31 may be found in Appendix J.
Regular Brokers
Information concerning the Funds' acquisition of securities of their brokers during the last fiscal year or period, as applicable, ended December 31 is found in Appendix K.
Allocation of Portfolio Transactions
Invesco and the Sub-Advisers manage numerous Invesco Funds and other accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by multiple Invesco Funds or other accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same security may vary. Invesco and the Sub-Adviser will also determine the timing and amount of purchases for an account based on its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more other accounts, and is considered at or about the same time, Invesco or the Sub-Adviser will allocate transactions in such securities among the Fund(s) and these accounts on a pro rata basis based on order size or in such other manner believed by Invesco to be fair and equitable. In determining what is fair and equitable, Invesco or the Sub-Adviser can consider various factors, including how closely the investment opportunity matches the investment objective and strategy of a Fund or account, the capital available to a Fund or account, and which portfolio management team sourced the opportunity. Invesco or the Sub-Adviser may combine transactions in accordance with applicable laws and regulations to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund’s ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.
Allocation of Initial Public Offering (IPO) Transactions
Certain of the Invesco Funds or other accounts managed by Invesco may become interested in participating in IPOs. Purchases of IPOs by one Invesco Fund or other accounts may also be considered for purchase by one or more other Invesco Funds or accounts. Invesco combines indications of interest for IPOs for all Invesco Funds and accounts participating in purchase transactions for that IPO. When the full amount of all IPO orders for such Invesco Funds and accounts cannot be filled completely, Invesco shall allocate such transactions in accordance with the following procedures.
Invesco or the Sub-Adviser may determine the eligibility of each Invesco Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including market capitalization/liquidity suitability and sector/style suitability of the investment with the Invesco Fund’s or account’s investment objective, policies, strategies and current holdings. Invesco will allocate securities issued in IPOs to eligible Invesco Funds and accounts on a pro rata basis based on order size.
Invesco Canada, Invesco Hong Kong and Invesco Japan allocate IPOs on a pro rata basis based on size of order or in such other manner which they believe is fair and equitable.
Invesco Asset Management allocates IPOs on a pro rata basis based on account size or in such other manner believed by Invesco Asset Management to be fair and equitable.
Invesco Deutschland and Invesco Senior Secured do not subscribe to IPOs.
PURCHASE, REDEMPTION AND PRICING OF SHARES
The Trust offers the shares of the Funds, on a continuous basis, to both registered and unregistered separate accounts of affiliated and unaffiliated Participating Insurance Companies to fund variable annuity contracts (the Contracts) and variable life insurance policies (Policies). Each separate account contains divisions, each of which corresponds to a Fund in the Trust. Net purchase payments under the Contracts are placed in one or more of the divisions of the relevant separate account and the assets of each division are invested in the shares of the Fund which corresponds to that division. Each separate account purchases and redeems shares of these Funds for its divisions at net asset value without sales or redemption charges. Currently several insurance company separate accounts invest in the Funds.
Shares of the Funds may also be sold to funds of funds that serve as underlying investments to insurance company separate accounts. In addition, the Trust, in the future, may offer the shares of its Funds to certain pension and retirement plans (Plans) qualified under the Internal Revenue Code of 1986, as amended (the Code). The relationships of Plans and Plan participants to the Fund would be subject, in part, to the provisions of the individual plans and applicable law. Accordingly, such relationships could be different from those described in this Prospectus for separate accounts and owners of Contracts and Policies, in such areas, for example, as tax matters and voting privileges.
The Board monitors for possible conflicts among separate accounts and funds of funds (and will do so for Plans) buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, violation of the federal tax laws by one separate account investing in a Fund could cause the contracts or policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Board may require a separate account, fund of funds or Plan to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemptions proceeds to a separate account or fund of funds (or Plan) withdrawing because of a conflict.
Calculation of Net Asset Value

For Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio: The net asset value per share of the Fund is determined daily as of 12:00 noon and the close of the customary trading session of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern time) on a particular day, the net asset value of the Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all of its liabilities (including accrued expenses and dividends payable) attributable to that class, by the number of shares outstanding of that class and rounding the resulting per share net asset value to the nearest one cent. Determination of the net asset value per share is made in accordance with generally accepted accounting principles.
The Fund uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Fund's investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Fund of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.
The Fund may use the amortized cost method to determine its net asset value so long as the Fund does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Fund of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.
The Board has established procedures, in accordance with Rule 2a-7 under the 1940 Act, designed to stabilize the Fund's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include daily calculation of the extent of the deviation, if any, of the current net asset value per share using available market quotations from the Fund's amortized cost price per share, and the periodic review by the Trustees of the amount of such deviation. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations, in which case the net asset value could possibly be more or less than $1.00 per share. Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio intends to comply with any amendments made to Rule 2a-7 which may require corresponding changes in the Fund's procedures which are designed to stabilize the Fund's price per share at $1.00.
For All Other Funds: Each Fund generally determines its net asset value per share once daily on each day the NYSE is open for trading (a business day) as of approximately 4:00 p.m. Eastern Time (the customary close of regular trading) or earlier in the case of a scheduled early close. In the event of an unscheduled early close of the NYSE, each Fund generally still will determine its net asset value per share as of 4:00 p.m. Eastern Time on that business day. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. The Funds determine net asset value per share by dividing the value of a Fund’s securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a

Fund’s net asset value per share is made in accordance with generally accepted accounting principles. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund’s financial statements due to adjustments required by generally accepted accounting principles made to the net assets of the Fund at period end.
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
A security listed or traded on an exchange (excluding convertible bonds) held by a Fund is valued at its last sales price or official closing price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Each equity security traded in the OTC market is valued on the basis of prices furnished by independent pricing vendors or market makers. Debt securities (including convertible bonds) and unlisted equities are fair valued using an evaluated quote on the basis of prices provided by an independent pricing vendor. Evaluated quotes provided by the pricing vendor may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Short-term obligations having 60 days or less to maturity and commercial paper are priced at amortized cost, which approximates value.
Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined at such times. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE. If Invesco believes a development/event has actually caused a closing price to no longer reflect current market value, the closing price may be adjusted to reflect the fair value of the affected security as of the close of the NYSE as determined in good faith using procedures approved by the Board.
Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing vendor to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Multiple factors may be considered by the pricing vendor in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds.
Fund securities primarily traded in foreign markets may be traded in such markets on days that are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry, and company performance.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each non-money market fund's portfolio securities transactions are recorded no later than the first business day following the trade date. Transactions in money market fund portfolio securities transactions are recorded no later than the first business day following the trade date. Transactions in money market fund portfolio securities are normally accounted for on a trade date basis.
Redemptions In Kind
Although the Funds, except Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio, generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). For instance, a Fund may make a redemption in kind if a cash redemption would disrupt its operations or performance. Securities that will be delivered as payment in redemptions in kind will be valued using the same methodologies that the Fund typically utilizes in valuing such securities. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. The Trust, on behalf of the Funds, has made an election under Rule 18f-1 under the 1940 Act (a Rule 18f-1 Election), and therefore, the Trust, on behalf of the Fund, is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. The Rule 18f-1 Election is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC by order permits withdrawal of such Rule 18f-1 Election.
Payments to Participating Insurance Companies and/or their Affiliates
Invesco or Invesco Distributors may, from time to time, at their expense out of their own financial resources, make cash payments to Participating Insurance Companies and/or their affiliates, as an incentive to promote the sale and retention of Fund shares and for other marketing support services, as further described in each Fund’s prospectus. Such cash payments may be calculated on the average daily net assets of the applicable Fund(s) attributable to that particular Participating Insurance Company or its affiliates (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Invesco or Invesco Distributors may also make other cash payments to Participating Insurance Companies and/or their affiliates in addition to or in lieu of Asset-Based Payments, in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives of those dealer firms and their families to places within or outside the United States; meeting fees; entertainment; transaction processing and transmission charges; advertising or other promotional expenses; or other expenses as determined in Invesco's or Invesco Distributors' discretion. In certain cases these other payments could be significant to the Participating

Insurance Companies and/or their affiliates. Generally, commitments to make such payments are terminable upon notice to the Participating Insurance Company and/or their affiliates. However, Invesco and Invesco Distributors have entered into unique agreements with RiverSource Life Insurance Company and its affiliates (RiverSource), where the payment obligation of Invesco or Invesco Distributors can only be terminated on the occurrence of certain specified events. For example, in the event that RiverSource obtains an SEC order to substitute out such RiverSource assets in the Funds or such RiverSource assets in the Funds falls below a pre-determined level, payments by Invesco or Invesco Distributors to RiverSource can then be terminated. Any payments described above will not change the price paid by RiverSource for the purchase of the applicable Fund's shares or the amount that any particular Fund will receive as proceeds from such sales. Invesco or Invesco Distributors determines the cash payments described above in its discretion in response to requests from RiverSource, based on factors it deems relevant. RiverSource may not use sales of the Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.
A list of certain entities that received payments as described in this SAI during the 2022 calendar year is attached as Appendix L. The list is not necessarily current and will change over time. Certain arrangements are still being negotiated, and there is a possibility that payments will be made retroactively to entities not listed below. Accordingly, please contact your Participating Insurance Company to determine whether it or its affiliates currently may be receiving such payments and to obtain further information regarding any such payments.
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS
Dividends and Distributions
The following discussion of dividends and distributions should be read in connection with the applicable sections in the Prospectus.
All dividends and distributions will be automatically reinvested in additional shares of the same class of a Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another Invesco Fund, subject to the terms and conditions set forth in the Prospectus under the caption “Purchasing Shares - Automatic Dividend and Distribution Investment.” Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date.
The Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes, as well as any other expenses attributable to a particular class (Class Expenses). Class Expenses, including distribution plan expenses, must be allocated to the class for which they are incurred consistent with applicable legal principles under the 1940 Act.
In the event the Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio incurs or anticipates any unusual expense, loss or depreciation in the value of a portfolio investment that would adversely affect the net asset value per share of the Fund or the net income per share of a class of the Fund for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances.  For example, if the net asset value per share of the Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio was reduced or was anticipated to be reduced below $1.00, the Board might suspend further dividend payments on shares of the Fund until the net asset value returns to $1.00.  Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Fund and/or its receiving upon redemption a price per share lower than that which it paid. See "Maintaining a $1.00 share price."

Tax Matters
The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.
This “Tax Matters” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.
For federal income tax purposes, the insurance company (rather than the purchaser of a variable contract) is treated as the owner of shares of the Fund selected as an investment option.  This is for general information only and not tax advice.  Holders of variable contracts should ask their own tax advisors for more information on their own tax situation, including possible federal, state, local and foreign taxes.
Taxation of the Fund. The Fund has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a “regulated investment company” (sometimes referred to as a regulated investment company, RIC or fund) under Subchapter M of the Code. If the Fund qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (i.e., generally, taxable interest, dividends, net short-term capital gains and other taxable ordinary income net of expenses without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.
Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:
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Distribution Requirement – the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).
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Income Requirement – the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).
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Asset Diversification Test – the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of QPTPs.
In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.
The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. However, the Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax.
If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company thus would have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.
Capital loss carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.
Deferral of late year losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year, which may change the timing, amount, or characterization of Fund distributions (see “Taxation of Fund Distributions — Capital gain dividends” below). A “qualified late year loss” includes:

(i) any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (post-October capital losses); and
(ii) the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.
The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (PFIC) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.
Special rules apply to a fund with a fiscal year ending in November or December that elects to use its taxable year for determining its capital gain net income for excise tax purposes.
Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.
Asset allocation funds. If the Fund is a fund of funds, asset allocation fund, or a feeder fund in a master-feeder structure (collectively referred to as a “fund of funds” which invests in one or more underlying funds taxable as regulated investment companies) distributions by the underlying funds, redemptions of shares in the underlying funds and changes in asset allocations may result in taxable distributions to shareholders of ordinary income or capital gains. A fund of funds (other than a feeder fund in a master-feeder structure) generally will not be able currently to offset gains realized by one underlying fund in which the fund of funds invests against losses realized by another underlying fund. If shares of an underlying fund are purchased within 30 days before or after redeeming at a loss other shares of that underlying fund (whether pursuant to a rebalancing of the Fund’s portfolio or otherwise), all or a part of the loss will not be deductible by the Fund and instead will increase its basis for the newly purchased shares. Also, except with respect to a qualified fund of funds, a fund of funds (a) is not eligible to pass-through to shareholders foreign tax credits from an underlying fund that pays foreign income taxes and (b) is not eligible to pass-through to shareholders exempt-interest dividends from an underlying fund. A qualified fund of funds, i.e., a fund at least 50 percent of the value of the total assets of which (at the close of each quarter of the taxable year) is represented by interests in other RICs, is eligible to pass-through to shareholders (a) foreign tax credits and (b) exempt-interest dividends. Also a fund of funds, whether or not it is a qualified fund of funds, is eligible to pass-through to shareholders dividends eligible for the corporate dividends-received deduction earned by an underlying fund (see "Taxation of Fund Distributions ― Corporate dividends-received deduction" below). However, dividends paid to shareholders by a fund of funds from interest earned by an underlying fund on U.S. government obligations are unlikely to be exempt from state and local income tax.
Federal excise tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund may make sufficient distributions to avoid liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax. However, in any calendar year in which the investment made by Invesco and its affiliates in the Fund does not exceed $250,000, the Fund may qualify for an exemption from the excise tax regardless of whether it has satisfied the foregoing distribution requirements.  Funds that do not qualify for this exemption intend to make sufficient distributions to avoid imposition of the excise tax.
Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. These and other factors may make it difficult for the Fund to determine in advance the effective rate of tax on its investments in certain countries. Under certain circumstances, the Fund may elect to pass-through certain eligible foreign income taxes paid by the Fund to shareholders, although it reserves the right not to do so. If the Fund makes such an election and obtains a refund of foreign taxes paid by the Fund in a prior year, the Fund may be eligible to reduce the amount of foreign taxes reported by the Fund to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received. Certain foreign taxes imposed on the Fund's investments, such as a foreign financial transaction tax, may not be creditable against U.S. income tax liability or eligible for pass through by the Fund to its shareholders.
As a result of several court cases, in certain countries across the European Union, the Fund may have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries ("EU reclaims"). For U.S. income tax purposes, EU reclaims plus interest received by the Fund, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns, if any. Any interest received that offsets such foreign taxes is required to be reported to the shareholder as additional dividend income from the Fund and included in the shareholder's gross income. In the event that EU reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder's income tax return, the Fund will enter into a closing agreement with the IRS in order to pay the associated tax liability on behalf of the Fund's shareholders.
Invesco V.I. Balanced-Risk Allocation Fund and Invesco V.I. Global Strategic Income Fund ― Investment in the Subsidiary. Invesco V.I. Balanced-Risk Allocation Fund invests in derivatives, financially-linked instruments, and the stock of its own wholly-owned subsidiary to gain exposure to the commodity markets. This strategy may cause the Fund to realize more ordinary income than would be the case if the Fund invested directly in commodities. Invesco V.I. Global Strategic Income Fund invests in a wholly-owned foreign subsidiary (together with the Invesco V.I. Balanced-Risk Allocation Fund's subsidiary, each a Subsidiary) in order to gain exposure to Regulation S securities. Also, these commodity-linked investments and the income earned thereon must be taken into account by the Fund in complying with the Distribution and Income Requirements and the Asset Diversification Test as described below.

Distribution requirement. The Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“Subpart F” income), whether or not such earnings are distributed by the Subsidiary to the Fund (deemed inclusions). The Subsidiary historically has distributed the “Subpart F” income it earned each year, which the Fund treats as satisfying the Income Requirement (described below). Recently released Treasury Regulations also permit the Fund to treat deemed inclusions as satisfying the Income Requirement even if the Subsidiary does not make a distribution of such income. Consequently, despite the historic practice of the Subsidiary distributing the “Subpart F” income, the Fund and the Subsidiary reserve the right to change such practice and rely on deemed inclusions being treated as qualifying income to the Fund consistent with recently released Treasury Regulations. The Fund intends to distribute the “Subpart F” income each year (whether such income is received by the Fund as an actual distribution or included in the Fund’s income as a deemed inclusion as ordinary income, in satisfaction of the Fund’s Distribution Requirement. Such distribution by the Fund will not be qualified dividend income eligible for taxation at long-term capital gain rates.
Income requirement. As described above, the Fund must derive at least 90% of its gross income from qualifying sources to qualify as a regulated investment company. Gains from the disposition of commodities, including precious metals, are not considered qualifying income for purposes of satisfying the Income Requirement. See "Tax Treatment of Portfolio Transactions ― Investments in commodities ― structured notes, corporate subsidiary and certain ETFs." Also, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. As a result, the Fund's ability to directly invest in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, the IRS has issued a number of private letter rulings to other mutual funds, including to another Invesco fund (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund's investment in certain commodity-linked notes and a wholly-owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. However, the portion of such rulings relating to the treatment of a corporation as a regulated investment company that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act was revoked because of changes in the IRS's position. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) Accordingly, the Fund may invest in certain commodity-linked notes: (a) directly, relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act or (b) indirectly through the Subsidiary. Additionally, in September 2016, the IRS issued proposed regulations that would require a wholly-owned subsidiary that is treated as a CFC, such as the Subsidiary, to distribute its “Subpart F” income (defined in Section 951 of the Code to include passive income such as income from commodity-linked derivatives) each year in order for a RIC to treat that income as satisfying the Income Requirement.
Accordingly, the extent to which the Fund invests in commodities or commodity-linked derivatives may be limited by the Income Requirement, which the Fund must continue to satisfy to maintain its status as a RIC. The tax treatment of the Fund and its shareholders in the event the Fund fails to qualify as a RIC is described above under “Taxation of the Fund -Qualification as a regulated investment company.
Asset diversification test. For purposes of the Asset Diversification Test, the Fund's investment in the Subsidiary would be considered a security of one issuer. Accordingly, the Fund intends to limit its investment in the Subsidiary to no more than 25% of the value of the Fund's total assets in order to satisfy the Asset Diversification Test.
Taxation of the Subsidiary. On the basis of current law and practice, the Subsidiary will not be liable for income tax in the Cayman Islands. Distributions by the Subsidiary to the Fund will not be subject to withholding tax in the Cayman Islands. In addition, the Subsidiary's investments in commodity-linked derivatives and other assets held as collateral are anticipated to qualify for a safe harbor under Code Section 864(b) so that the Subsidiary will not be treated as conducting a U.S. trade or business. Thus, the Subsidiary should not be subject to U.S. federal income tax on a net basis. However, if certain of the Subsidiary's activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.
In general, a foreign corporation, such as the Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business, subject to certain exemptions, including among others, exemptions for capital gains, portfolio interest and income from notional principal contracts. It is not anticipated that the Subsidiary will be subject to material amounts of U.S. withholding tax on its portfolio investments. The Subsidiary intends to properly certify its status as a non-U.S. person to each custodian and withholding agent to avoid U.S. backup withholding requirements. Additionally, the Subsidiary intends to qualify as a “participating FFI” or otherwise qualify for an exemption under Chapter 4 of the Code to avoid U.S. withholding tax under the Foreign Account Tax Compliance Act.
Special Rules Applicable To Variable Contracts. The Fund intends to comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on (i) the assets of the insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes) that may be invested in securities of a single issuer and (ii) eligible investors. Because Section 817(h) and those regulations treat the assets of the Fund as assets of the corresponding division of the insurance company segregated asset accounts, the Fund intends to comply with these diversification requirements. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the Fund's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer. Section 817(h) provides, as a safe harbor, that a segregated asset account will be treated as being adequately diversified if the Asset Diversification Test is satisfied and no more than 55% of the value of the account's total assets are cash and cash items (including receivables), government securities and securities of other RICs. The regulations also provide that the Fund's shareholders are limited, generally, to life insurance company segregated asset accounts, general accounts of the same life insurance company, an investment adviser or affiliate in connection with the creation or management of the Fund or the trustee of a qualified pension plan. Failure of the Fund to satisfy the Section 817(h) requirements would result in taxation of and treatment of the contract holders investing in a corresponding insurance company division other than as described in the applicable prospectuses of the various insurance company segregated asset accounts.
Also, a contract holder should not be able to direct the Fund's investment in any particular asset so as to avoid the prohibition on investor control. The IRS may consider several factors in determining whether a contract holder has an impermissible level of investor control over a segregated asset account. One factor the IRS considers when a segregated asset account invests in one or more RICs is whether a RIC's investment strategies are sufficiently broad to prevent a contract holder from being deemed to be making particular investment decisions through its investment in the segregated asset account. Current IRS guidance indicates that typical RIC investment strategies, even those with a specific sector or geographical focus, are generally considered sufficiently broad to prevent a contract holder from being deemed to be making particular investment decisions through its investment in a segregated asset account. The relationship between the Fund and the variable contracts is designed to satisfy the current expressed view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, the Fund reserves the right to make such changes as are deemed necessary or appropriate to reduce the risk that a variable contract might be subject to current taxation because of investor control.

Another factor that the IRS examines concerns actions of contract holders. Under the IRS pronouncements, a contract holder may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular fund. A contract holder thus may not select or direct the purchase or sale of a particular investment of the Fund. All investment decisions concerning the Fund must be made by the portfolio managers in their sole and absolute discretion, and not by a contract holder. Furthermore, under the IRS pronouncements, a contract holders may not communicate directly or indirectly with such portfolio managers or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by the Fund.
The Treasury Department may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a segregated asset account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the segregated asset account. If the contract owner is considered the owner of the segregated asset account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in any such pronouncements or when, if at all, these pronouncements may be issued.
Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund).  The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.
Distributions of ordinary income. The Fund receives income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid may be qualified dividends eligible for the corporate dividends-received deduction.
Capital gain dividends. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned its shares. In general, the Fund will recognize long-term capital gain or loss on the sale or other disposition of assets it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) that are properly reported by the Fund to shareholders as capital gain dividends generally will be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions of net short-term capital gains for a taxable year in excess of net long-term capital losses for such taxable year generally will be taxable to a shareholder receiving such distributions as ordinary income.
Corporate dividends-received deduction. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividends from domestic corporations will qualify for the 50% dividends-received deduction generally available to corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.
Maintaining a $1.00 share price. Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio.  Gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Funds to adjust its dividends to maintain its $1 share price. This procedure may result in under- or over-distributions by the Fund of its net investment income. This in turn may result in return of capital distributions, the effect of which is described in the following paragraph.
Return of capital distributions. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares;

any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments  such as those classified as partnerships or equity REITs.  See “Tax Treatment of Portfolio Transactions – Investments in U.S. REITs”.
Pass-through of foreign tax credits. If more than 50% of the value of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, or if the Fund is a qualified fund of funds (i.e., a fund at least 50 percent of the value of the total assets of which, at the close of each quarter of the taxable year, is represented by interests in other RICs), the Fund may elect to “pass-through” to the Fund’s shareholders the amount of foreign income tax paid by the Fund (the Foreign Tax Election) in lieu of deducting such amount in determining its investment company taxable income. Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income or to use it (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass-through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See “Tax Treatment of Portfolio Transactions — Securities lending” below.
Consent dividends. The Fund may utilize consent dividend provisions of Section 565 of the Code to make distributions. Provided that all shareholders agree in a consent filed with the income tax return of the Fund to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into the Fund.
Reportable transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Tax Treatment of Portfolio Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund. This section should be read in conjunction with the discussion under “Description of the Funds and their Investments and Risks — Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.
In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.
Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.
Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.
Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.
The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (section 1256 contracts). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (60/40), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap or similar agreement.
In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive)

may affect whether a fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a fund-level tax.
Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.
Foreign currency transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.
PFIC investments. A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains. Also see "Invesco V.I. Balanced-Risk Allocation Fund and Invesco V.I. Global Strategic Fund - Investment in the Subsidiary."
Investments in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The fund's pro rata share of any such taxes will reduce the fund's return on its investment. A fund's investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above  in “Tax Treatment of Portfolio Transactions – PFIC investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund – Foreign income tax.” Also, the fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long-term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution.  Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income.  The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the corporate income tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion income).”
Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (REMIC) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to tax on UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the corporate income tax rate. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income.  Code Section 860E(f) further provides that, except as provided in regulations (which have not been issued), with respect to any variable contract (as defined in section 817), there shall be no adjustment in the reserve to the extent of any excess inclusion.  There can be no assurance that a fund will not allocate to shareholders excess inclusion income.
These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT.  It is unlikely that these rules will apply to a fund that has a non-REIT strategy.
Investments in partnerships and QPTPs. For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. While the rules are not entirely clear with respect to a fund investing in a partnership outside a master-feeder structure, for purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See “Taxation of the Fund — Qualification as a regulated investment company.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund being subject to state, local or foreign income, franchise or withholding tax liabilities.
If an MLP is treated as a partnership for U.S. federal income tax purposes (whether or not a QPTP), all or portion of the dividends received by a fund from the MLP likely will be treated as a return of capital for U.S. federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs. Further, because of these accelerated deductions, on the disposition of interests in such an MLP, a fund likely will realize taxable income in excess of economic gain with respect to those MLP interests (or if the fund does not dispose of the MLP, the fund could realize taxable income in excess of cash flow with respect to the MLP in a later period), and the fund must take such income into account in determining whether the fund has satisfied its Distribution Requirement. A fund may have to borrow or liquidate securities to satisfy its Distribution Requirement and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the fund to sell securities or borrow money at such time. In addition, any gain recognized, either upon the sale of a fund’s MLP interest or sale by the MLP of property held by it, including in excess of economic gain thereon, treated as so-called “recapture income,” will be treated as ordinary income. Therefore, to the extent a fund invests in MLPs, fund shareholders might receive greater amounts of distributions from the fund taxable as ordinary income than they otherwise would in the absence of such MLP investments.
Although MLPs are generally expected to be treated as partnerships for U.S. federal income tax purposes, some MLPs may be treated as PFICs or “regular” corporations for U.S. federal income tax purposes. The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which a fund can invest in MLPs and will impact the amount, character, and timing of income recognized by the Fund.
Investments in commodities ― structured notes, corporate subsidiary and certain ETFs. Gains from the disposition of commodities, including precious metals, will neither be considered qualifying income for purposes of satisfying the Income Requirement nor qualifying assets for purposes of satisfying the Asset Diversification Test. See “Taxation of the Fund — Qualification as a regulated investment company.” Also, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. In a subsequent revenue ruling, as well as in a number of follow-on private letter rulings (upon which only the fund that received the private letter ruling may rely), the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity-linked or structured notes or a corporate subsidiary (such as the Subsidiary) that invests in commodities, may be considered qualifying income under the Code.
However, the portion of such rulings relating to the treatment of a corporation as a regulated investment company that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act was revoked because of changes in the IRS’s position. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) Accordingly, a fund may invest in certain commodity-linked notes relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act. In addition, a RIC may gain exposure to commodities through investment in a QPTP, such as an exchange-traded fund or ETF that is classified as a partnership and which invests in commodities, or through investment in a wholly-owned foreign subsidiary that is treated as a controlled foreign corporation for federal income tax purposes. Treasury regulations treat “Subpart F” income (defined in Section 951 of the Code to include passive income such as income from commodity-linked derivatives) as qualifying income, even if a foreign corporation, such as a wholly-owned foreign subsidiary, does not make a distribution of such income.

If a distribution is made, such income will be treated as a dividend by the Funds to the extent that, under applicable provisions of the Code, there is a distribution out of the earnings and profits of the foreign corporation attributable to the distribution. Accordingly, the extent to which a fund directly invests in commodities or commodity-linked derivatives may be limited by the Income Requirement and the Asset Diversification Test, which the fund must continue to satisfy to maintain its status as a regulated investment company. A fund also may be limited in its ability to sell its investments in commodities, commodity-linked derivatives, and certain ETFs or be forced to sell other investments to generate income due to the Income Requirement. If a fund does not appropriately limit such investments or if such investments (or the income earned on such investments) were to be recharacterized for U.S. tax purposes, the fund could fail to qualify as a regulated investment company. In lieu of potential disqualification, a fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. Also, see "Invesco V.I. Balanced-Risk Allocation Fund and Invesco V.I. Global Strategic Income Fund - Investment in the Subsidiary."
Securities lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.
Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received may be qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles. A change in the conversion ratio or conversion price of a convertible security on account of a dividend paid to the issuer’s other shareholders may result in a deemed distribution of stock to the holders of the convertible security equal to the value of their increased interest in the equity of the issuer. Thus, an increase in the conversion ratio of a convertible security can be treated as a taxable distribution of stock to a holder of the convertible security (without a corresponding receipt of cash by the holder) before the holder has converted the security.
Tax Certification and Backup Withholding. Tax certification and backup withholding tax laws may require that you certify your tax information when you become an investor in the Fund. For U.S. citizens and resident aliens, this certification is made on IRS Form W-9. Under these laws, the Fund must withhold a portion of your taxable distributions and sales proceeds unless you:
•
provide your correct Social Security or taxpayer identification number;
•
certify that this number is correct;
•
certify that you are not subject to backup withholding; and

•
certify that you are a U.S. person (including a U.S. resident alien).
The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting.
Non-U.S. investors have special U.S. tax certification requirements. See “Foreign Shareholders — Tax certification and backup withholding.”
Local Tax Considerations. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.
DISTRIBUTION OF SECURITIES
Distributor
The Trust has entered into a master distribution agreement, as amended, relating to the Funds (the Distribution Agreement) with Invesco Distributors, Inc. (Invesco Distributors), a registered broker-dealer and a wholly-owned subsidiary of Invesco Ltd., pursuant to which Invesco Distributors acts as the distributor of shares of the Funds. The address of Invesco Distributors is 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. Certain trustees and officers of the Trust are affiliated with Invesco Distributors. See "Management of the Trust."
The Distribution Agreement provides Invesco Distributors with the exclusive right to distribute shares of the Funds on a continuous basis.
The Trust (on behalf of any class of any Fund) or Invesco Distributors may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.
Distribution Plan
The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Series II shares (the Plan). Each Fund, pursuant to the Plan, pays Invesco Distributors compensation at the annual rate of 0.25% of average daily net assets of Series II shares.
The Plan compensates Invesco Distributors for expenses incurred for the purpose of financing any activity that is primarily intended to result in the sale of Series II shares of the Funds. Such activities include, but are not limited to, the following: printing and distributing prospectuses and reports used for sales purposes, preparing and distributing sales literature (and any related services), advertisements, and other distribution-related services permitted by Rule 12b-1.
The Plan obligates the Funds to pay Invesco Distributors the full amount of the distribution and service fees reflected on the schedules to the Plan. Thus, even if Invesco Distributors' actual expenses exceed the fee payable to Invesco Distributors at any given time, the Funds will not be obligated to pay more than that fee. If Invesco Distributors' expenses are less than the fee it receives, Invesco Distributors will retain the full amount of the fee. No provision of this Distribution Plan shall be interpreted to prohibit any payments by the Trust during periods when the Trust has suspended or otherwise limited sales. Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the Financial Industry Regulatory Authority (FINRA).
Invesco Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Series II shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors.

During periods of voluntary fee waivers or reductions, Invesco Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year.
Invesco Distributors has entered into agreements with Participating Insurance Companies and other financial intermediaries to provide the distribution services in furtherance of the Plan. Currently, Invesco Distributors pays Participating Insurance Companies and others at the annual rate of 0.25% of average daily net assets of Series II shares attributable to the Contracts issued by the Participating Insurance Company as compensation for providing such distribution services. Invesco Distributors does not act as principal, but rather as agent for the Funds, in making distribution service payments. These payments are an obligation of the Funds and not of Invesco Distributors.
See Appendix M for a list of the amounts paid by Series II shares to Invesco Distributors pursuant to the Plan for the year, or period, ended December 31, 2022 and Appendix N for an estimate by category of the allocation of actual fees paid by Series II shares of each Fund pursuant to its respective distribution plan for the year or period ended December 31, 2022.
As required by Rule 12b-1, the Plan approved by a majority of the Board, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (the "Rule 12b-1 Trustees). In approving the Plans in accordance with the requirements of Rule 12b-1, the Trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit each Series II class shares of the Funds and its respective shareholders by, among other things, providing broker-dealers with an incentive to sell additional shares of the Trust, thereby helping to satisfy the Trust's liquidity needs and helping to increase the Trust's investment flexibility.
Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved, at least annually by the Board, including a majority of the Rule 12b-1 Trustees. The Plan requires Invesco Distributors to provide the Board at least quarterly with a written report of the amounts expended pursuant to the Distribution Plan and the purposes for which such expenditures were made. The Board reviews these reports in connection with their decisions with respect to the Plan. A Plan may be terminated at any time in whole or with respect to any Fund or Series II shares by the vote of a majority of the Rule 12b-1 Trustees or, with respect to the Series II shares, by the vote of a majority of the outstanding voting securities of the Series II shares.
Any amendment to the Plan that would increase materially the distribution expenses paid by the Series II shares requires shareholder approval. No material amendment to the Plan may be made unless approved by the affirmative vote of a majority of the Rule 12b-1 Trustees cast at a meeting called for the purpose of voting upon such amendment.
Invesco Distributors has voluntarily undertaken to waive or reduce 12b-1 fees to the extent necessary to assist Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio in attempting to maintain a positive yield. There is no guarantee that a Money Market Fund will maintain a positive yield. That undertaking may be amended or rescinded at any time.
FINANCIAL STATEMENTS
The audited financial statements for the Funds’ most recent fiscal year ended December 31, 2022 including the notes thereto and the reports of PricewaterhouseCoopers LLP thereon, are incorporated by reference to the annual report to shareholders contained in the Funds’ Form N-CSR filed on February 21, 2023.
The portions of such Annual Reports that are not specifically listed above are not incorporated by reference into this SAI and are not a part of this Registration Statement.

APPENDIX A - RATINGS OF DEBT SECURITIES
The following is a description of the factors underlying the debt ratings of Moody's, S&P, and Fitch.
Moody's Long-Term Debt Ratings
Aaa: Obligations rated 'Aaa' are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa: Obligations rated 'Aa' are judged to be of high quality and are subject to very low credit risk.
A: Obligations rated 'A' are judged to be upper-medium grade and are subject to low credit risk.
Baa: Obligations rated 'Baa' are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba: Obligations rated 'Ba' are judged to be speculative and are subject to substantial credit risk.
B: Obligations rated 'B' are considered speculative and are subject to high credit risk.
Caa: Obligations rated 'Caa' are judged to be speculative of poor standing and are subject to very high credit risk.
Ca: Obligations rated 'Ca' are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C: Obligations rated 'C' are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms*.
* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
Moody's Short-Term Prime Rating System
P-1: Ratings of Prime-1 reflect a superior ability to repay short-term obligations.
P-2: Ratings of Prime-2 reflect a strong ability to repay short-term obligations.
P-3: Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.
NP (Not Prime): Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Moody's MIG/VMIG US Short-Term Ratings
Short-Term Obligation Ratings
We use the global short-term Prime rating scale for commercial paper issued by US municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.
For other short-term municipal obligations, we use one of two other short-term rating scales, the Municipal Investment Grade (MIG) and Variable Municipal Investment Grade (VMIG) scales discussed below.

We use the MIG scale for US municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, we use the MIG scale for bond anticipation notes with maturities of up to five years.
MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
VMIG Ratings
For variable rate demand obligations (VRDOs), Moody’s assigns both a long-term rating and a short-term payment obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term payment obligation rating addresses the ability of the issuer or the liquidity provider to meet any purchase price payment obligation resulting from optional tenders (“on demand”) and/or mandatory tenders of the VRDO. The short-term payment obligation rating uses the VMIG scale. Transitions of VMIG ratings with conditional liquidity support differ from transitions of Prime ratings reflecting the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade. Please see our methodology that discusses obligations with conditional liquidity support.
For VRDOs, we typically assign a VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years, but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”.
Industrial development bonds in the US where the obligor is a corporate may carry a VMIG rating that reflects Moody’s view of the relative likelihood of default and loss. In these cases, liquidity assessment is based on the liquidity of the corporate obligor.
VMIG Scale
VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.
VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.
VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.
SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections.
Standard & Poor's Long-Term Issue Credit Ratings
Issue credit ratings are based, in varying degrees, on S&P Global Ratings’ analysis of the following considerations:
•
The likelihood of payment--the capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
•
The nature and provisions of the financial obligation, and the promise we impute; and

•
The protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
AAA: An obligation rated 'AAA' has the highest rating assigned by S&P Global Ratings. The obligor's capacity to meet its financial commitments on the obligation is extremely strong.
AA: An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitments on the obligation is very strong.
A: An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitments on the obligation is still strong.
BBB: An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
BB, B, CCC, CC and C: Obligations rated 'BB', 'B', 'CCC' 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.
BB: An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitments on the obligation.
B: An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments on the obligation.
CCC: An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.
CC: An obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.
C: An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.
D: An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR: This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.
Standard & Poor's Short-Term Issue Credit Ratings
A-1: A short-term obligation rated 'A-1' is rated in the highest category by S&P Global Ratings. The obligor's capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments on these obligations is extremely strong.
A-2: A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitments on the obligation is satisfactory.
A-3: A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor's capacity to meet its financial commitments on the obligation.
B: A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitments.
C: A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
D: A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to 'D' if it is subject to a distressed debt restructuring.
Standard & Poor's Municipal Short-Term Note Ratings Definitions
An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:
•
Amortization schedule -- the larger final maturity relative to other maturities, the more likely it will be treated as a note; and
•
Source of payment -- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.
D: ‘D’ is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.
Standard & Poor's Dual Ratings
Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, 'AAA/A-1+' or 'A-1+/A-1'). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, 'SP-1+/A-1+').
Fitch Credit Rating Scales
Fitch Ratings publishes credit ratings that are forward-looking opinions on the relative ability of an entity or obligation to meet financial commitments. Issuer default ratings (IDRs) are assigned to corporations, sovereign entities, financial institutions such as banks, leasing companies and insurers, and public finance entities (local and regional governments). Issue level ratings are also assigned, often include an expectation of recovery and may be notched above or below the issuer level rating. Issue ratings are assigned to secured and unsecured debt securities, loans, preferred stock and other instruments, Structured finance ratings are issue ratings to securities backed by receivables or other financial assets that consider the obligations’ relative vulnerability to default. Credit ratings are indications of the likelihood of repayment in accordance with the terms of the issuance. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation). Please see the section Specific Limitations Relating to Credit Rating Scales for details. Fitch Ratings also publishes other ratings, scores and opinions. For example, Fitch provides specialized ratings of servicers of residential and commercial mortgages, asset managers and funds. In each case, users should refer to the definitions of each individual scale for guidance on the dimensions of risk covered in each assessment.
Fitch’s credit rating scale for issuers and issues is expressed using the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade) with an additional +/-for AA through CCC levels indicating relative differences of probability of default or recovery for issues.
The terms “investment grade” and “speculative grade” are market conventions and do not imply any recommendation or endorsement of a specific security for investment purposes. Investment grade categories indicate relatively low to moderate credit risk, while ratings in the speculative categories signal either a higher level of credit risk or that a default has already occurred.
Fitch may also disclose issues relating to a rated issuer that are not and have not been rated. Such issues are also denoted as ‘NR’ on its web page.
Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss. For information about the historical performance of ratings, please refer to Fitch’s Ratings Transition and Default studies, which detail the historical default rates. The European Securities and Markets Authority also maintains a central repository of historical default rates.
Fitch’s credit ratings do not directly address any risk other than credit risk. Credit ratings do not deal with the risk of market value loss due to changes in interest rates, liquidity and/or other market considerations. However, market risk may be considered to the extent that it influences the ability of an issuer to pay or refinance a financial commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of payments linked to performance of an equity index).
Fitch will use credit rating scales to provide ratings to privately issued obligations or certain note issuance programs, or for private ratings using the same public scale and criteria. Private ratings are not published, and are only provided to the issuer or its agents in the form of a rating letter. The primary credit rating scales may also be used to provide ratings for a narrower scope, including interest strips and return of principal or in other forms of opinions such as Credit Opinions or Rating Assessment Services.
Credit Opinions are either a notch- or category-specific view using the primary rating scale and omit one or more characteristics of a full rating or meet them to a different standard. Credit Opinions will be indicated using a lower-case letter symbol combined with either an ‘*’ (e.g. ‘bbb+*’) or (cat) suffix to denote the opinion status. Credit Opinions will be typically point-in-time but may be monitored if the analytical group believes information will be sufficiently available.
Rating Assessment Services are a notch-specific view using the primary rating scale of how an existing or potential rating may be changed by a given set of hypothetical circumstances. While Credit Opinions and Rating Assessment Services are point-in-time and are not monitored, they may have a directional Watch or Outlook assigned, which can signify the trajectory of the credit profile.
Ratings assigned by Fitch are opinions based on established, approved and published criteria. A variation to criteria may be applied but will be explicitly cited in our rating action commentaries (RACs), which are used to publish credit ratings when established and upon annual or periodic reviews.
Ratings are the collective work product of Fitch, and no individual, or group of individuals, is solely responsible for a rating. Ratings are not facts and, therefore, cannot be described as being "accurate" or "inaccurate." Users should refer to the definition of each individual rating for guidance on the dimensions of risk covered by the rating.
Fitch Long-Term Rating Scales
Issuer Default Ratings
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns, insurance companies and certain sectors within public finance, are generally assigned Issuer Default Ratings (IDRs). IDRs are also assigned to certain entities in global infrastructure and project finance. IDRs opine on an entity's relative vulnerability to default on financial obligations. The threshold default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts.
In aggregate, IDRs provide an ordinal ranking of issuers based on the agency's view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.
AAA: Highest credit quality.
'AAA' ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very high credit quality.
'AA' ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality.
'A' ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB: Good credit quality.
'BBB' ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
BB: Speculative.
'BB' ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.
B: Highly speculative.
'B' ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
CCC: Substantial credit risk.
Very low margin of safety. Default is a real possibility.
CC: Very high levels of credit risk.
Default of some kind appears probable.
C: Near default
A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a 'C' category rating for an issuer include:
a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
c. the formal announcement by the issuer or their agent of a distressed debt exchange;
d. a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent
RD: Restricted default.
‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced:
a. an uncured payment default or distressed debt exchange on a bond, loan or other material financial obligation, but
b. has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and
c. has not otherwise ceased operating.
This would include:

i. the selective payment default on a specific class or currency of debt;
ii. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
iii. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; ordinary execution of a distressed debt exchange on one or more material financial obligations.
D: Default.
'D' ratings indicate an issuer that in Fitch Ratings' opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or which has otherwise ceased business.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.
In all cases, the assignment of a default rating reflects the agency's opinion as to the most appropriate rating category consistent with the rest of its universe of ratings and may differ from the definition of default under the terms of an issuer's financial obligations or local commercial practice.
Notes
The modifiers + or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-Term IDR category, or to Long-Term IDR categories below 'B'.
Fitch Short-Term Ratings Assigned to Issuers and Obligations
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as "short term" based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.
F1: Highest Short-Term Credit Quality. Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country. Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to other in the same country or monetary union. Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.
F2: Good Short-Term Credit Quality. Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union. However, the margin of safety is not as great as in the case of the higher ratings.
F3: Fair Short-Term Credit Quality. Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.
B: Speculative Short-Term Credit Quality. Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.
C: High Short-Term Default Risk. Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.
RD: Restricted Default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.
D: Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

APPENDIX B - PERSONS TO WHOM INVESCO PROVIDES NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS
(as of March 31, 2023)
Service Provider	Disclosure Category
ABN AMRO Financial Services, Inc.	Broker (for certain Invesco Funds)
Absolute Color	Financial Printer
Anglemyer & Co.	Analyst (for certain Invesco Funds)
AXA	Other
Ballard Spahr Andrews & Ingersoll, LLP	Special Insurance Counsel
Barclays Capital, Inc.	Broker (for certain Invesco Funds)
Blaylock Robert Van LLC	Broker (for certain Invesco Funds)
BB&T Capital Markets	Broker (for certain Invesco Funds)
Bear Stearns Pricing Direct, Inc.	Pricing Vendor (for certain Invesco Funds)
BLNS Securities Ltd.	Broker (for certain Invesco Funds)
BOSC, Inc.	Broker (for certain Invesco Funds)
Brown Brothers Harriman & Co.	Custodian and Securities Lender (each, respectively, for certain Invesco Funds)
Cabrera Capital Markets	Broker (for certain Invesco Funds)
Charles River Systems, Inc.	System Provider
Chas. P. Young Co.	Financial Printer
Cirrus Research, LLC	Trading System
Citibank, N.A.	Custodian and Securities Lender (each, respectively, for certain Invesco Funds)
Citigroup Global Markets, Inc.	Broker (for certain Invesco Funds)
Commerce Capital Markets	Broker (for certain Invesco Funds)
Crane Data, LLC	Analyst (for certain Invesco Funds)
Credit Suisse International / Credit Suisse Securities (Europe) Ltd.	Service Provider
Crews & Associates	Broker (for certain Invesco Funds)
D.A. Davidson & Co.	Broker (for certain Invesco Funds)
Dechert LLP	Legal Counsel
DEPFA First Albany	Broker (for certain Invesco Funds)
Deutsche Bank Trust Company Americas	Custodian and Securities Lender (each, respectively, for certain Invesco Funds)
E.K. Riley Investments LLC	Broker (for certain Invesco Funds)
Empirical Research Partners	Analyst (for certain Invesco Funds)
Finacorp Securities	Broker (for certain Invesco Funds)
First Miami Securities	Broker (for certain Invesco Funds)
First Southwest Co.	Broker (for certain Invesco Funds)
First Tryon Securities	Broker (for certain Invesco Funds)
Fitch, Inc.	Rating & Ranking Agency (for certain Invesco Funds)
FT Interactive Data Corporation	Pricing Vendor
FTN Financial Group	Broker (for certain Invesco Funds)
GainsKeeper	Software Provider (for certain Invesco Funds)
GCom2 Solutions	Software Provider (for certain Invesco Funds)
George K. Baum & Company	Broker (for certain Invesco Funds)
Glass, Lewis & Co.	System Provider (for certain Invesco Funds)
Global Trading Analytics, LLC	Software Provider
Global Trend Alert	Analyst (for certain Invesco Funds)
Hattier, Sanford & Reynoir	Broker (for certain Invesco Funds)
Hutchinson, Shockey, Erley & Co.	Broker (for certain Invesco Funds)
ICI (Investment Company Institute)	Analyst (for certain Invesco Funds)
ICRA Online Ltd.	Rating & Ranking Agency (for certain Invesco Funds)

Service Provider	Disclosure Category
Lincoln Investment Advisors Corporation	Other
iMoneyNet, Inc.	Rating & Ranking Agency (for certain Invesco Funds)
Initram Data, Inc.	Pricing Vendor
Institutional Shareholder Services, Inc.	Proxy Voting Service (for certain Invesco Funds)
Invesco Investment Services, Inc.	Transfer Agent
Invesco Senior Secured Management, Inc.	System Provider (for certain Invesco Funds)
Investment Company Institute	Analyst (for certain Invesco Funds)
Investortools, Inc.	Broker (for certain Invesco Funds)
ITG, Inc.	Pricing Vendor (for certain Invesco Funds)
J.P. Morgan Chase Bank	Custodian and Securities Lender (each, respectively, for certain Invesco Funds)
J.P. Morgan Securities, Inc.	Analyst (for certain Invesco Funds)
J.P. Morgan Securities Inc./Citigroup Global Markets Inc./JPMorgan Chase Bank, N.A.	Lender (for certain Invesco Funds)
J.P. Morgan Securities	Broker (for certain Invesco Funds)
Janney Montgomery Scott LLC	Broker (for certain Invesco Funds)
John Hancock Investment Management Services, LLC	Sub-advisor (for certain sub-advised accounts)
Jorden Burt LLP	Special Insurance Counsel
KeyBanc Capital Markets, Inc.	Broker (for certain Invesco Funds)
Kramer Levin Naftalis & Frankel LLP	Legal Counsel
Lebenthal & Co. LLC	Broker (for certain Invesco Funds)
Lipper, Inc.	Rating & Ranking Agency (for certain Invesco Funds)
Loan Pricing Corporation	Pricing Service (for certain Invesco Funds)
Loop Capital Markets	Broker (for certain Invesco Funds)
M.R. Beal	Broker (for certain Invesco Funds)
MarkIt Group Limited	Pricing Vendor (for certain Invesco Funds)
Merrill Communications LLC	Financial Printer
Mesirow Financial, Inc.	Broker (for certain Invesco Funds)
Middle Office Solutions	Software Provider
Moody's Investors Service	Rating & Ranking Agency (for certain Invesco Funds)
Morgan Keegan & Company, Inc.	Broker (for certain Invesco Funds)
Morrison Foerster LLP	Legal Counsel
MS Securities Services, Inc. and Morgan Stanley & Co. Incorporated	Securities Lender (for certain Invesco Funds)
Muzea Insider Consulting Services, LLC	Analyst (for certain Invesco Funds)
Ness USA Inc.	System provider
Noah Financial, LLC	Analyst (for certain Invesco Funds)
Omgeo LLC	Trading System
Piper Jaffray	Analyst (for certain Invesco Funds)
Prager, Sealy & Co.	Broker (for certain Invesco Funds)
PricewaterhouseCoopers LLP	Independent Registered Public Accounting Firm (for all Invesco Funds)
Protective Securities	Broker (for certain Invesco Funds)
Ramirez & Co., Inc.	Broker (for certain Invesco Funds)
Raymond James & Associates, Inc.	Broker (for certain Invesco Funds)
RBC Capital Markets	Analyst (for certain Invesco Funds)
RBC Dain Rauscher Incorporated	Broker (for certain Invesco Funds)
Reuters America LLC	Pricing Service (for certain Invesco Funds)
Rice Financial Products	Broker (for certain Invesco Funds)
Robert W. Baird & Co. Incorporated	Broker (for certain Invesco Funds)

Service Provider	Disclosure Category
RR Donnelley Financial	Financial Printer
Ryan Beck & Co.	Broker (for certain Invesco Funds)
SAMCO Capital Markets, Inc.	Broker (for certain Invesco Funds)
Seattle-Northwest Securities Corporation	Broker (for certain Invesco Funds)
Siebert Brandford Shank & Co., L.L.C.	Broker (for certain Invesco Funds)
Simon Printing Company	Financial Printer
Southwest Precision Printers, Inc.	Financial Printer
Southwest Securities	Broker (for certain Invesco Funds)
Standard and Poor's/Standard and Poor's Securities Evaluations, Inc.	Pricing Service and Rating and Ranking Agency (each, respectively, for certain Invesco Funds)
StarCompliance, Inc.	System Provider
State Street Bank and Trust Company	Custodian, Lender, Securities Lender, and System Provider (each, respectively, for certain Invesco Funds)
Sterne, Agee & Leach, Inc.	Broker (for certain Invesco Funds)
Stifel, Nicolaus & Company, Incorporated	Broker (for certain Invesco Funds)
Stradley Ronon Stevens & Young, LLP	Legal Counsel
The Bank of New York	Custodian and Securities Lender (each, respectively, for certain Invesco Funds)
The MacGregor Group, Inc.	Software Provider
The Savader Group LLC	Broker (for certain Invesco Funds)
Thomson Information Services Incorporated	Software Provider
TradingHub Group Ltd.	Analyst (for certain Invesco Funds)
UBS Financial Services, Inc.	Broker (for certain Invesco Funds)
UMB Bank, N.A.	Custodian and Securities Lender (each, respectively, for certain Invesco Funds)
VCI Group Inc.	Financial Printer
Vining Sparks IBG	Broker (for Certain Invesco Funds)
W.H Mell Associates, Inc.	Broker (for certain Invesco Funds)
Wachovia National Bank, N.A.	Broker (for certain Invesco Funds)
Western Lithograph	Financial Printer
Wiley Bros. Aintree Capital L.L.C.	Broker (for certain Invesco Funds)
William Blair & Co.	Broker (for certain Invesco Funds)
XSP, LLC/Solutions Plus, Inc.	Software Provider

APPENDIX C - TRUSTEES AND OFFICERS
As of March 31, 2023
The address of each trustee and officer is 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.
Interested Trustee
Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
Martin L. Flanagan[1] - 1960	Trustee and Vice Chair	2007
Executive Director, Chief
Executive Officer and
President, Invesco Ltd.
(ultimate parent of Invesco
and a global investment
management firm);
Trustee and Vice Chair,
The Invesco Funds; Vice
Chair, Investment
Company Institute; and
Member of Executive
Board, SMU Cox School
of Business

Formerly: Advisor to the
Board, Invesco Advisers,
Inc. (formerly known as
Invesco Institutional
(N.A.), Inc.); Chairman
and Chief Executive
Officer, Invesco Advisers,
Inc. (registered investment
adviser); Director,
Chairman, Chief Executive
Officer and President,
Invesco Holding Company
(US), Inc. (formerly IVZ
Inc.) (holding company),
Invesco Group Services,
Inc. (service provider) and
Invesco North American
Holdings, Inc. (holding
company); Director, Chief
Executive Officer and
President, Invesco Holding
Company Limited (parent
of Invesco and a global
investment management
firm); Director, Invesco
Ltd.; Chairman,
Investment Company
Institute and President,
Co-Chief Executive
Officer, Co-President,
Chief Operating Officer
				175	None

Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)
1.
Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.
Independent Trustees
Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years

Beth Ann Brown – 1968	Trustee (2019) and Chair (August 2022)	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	175
Director, Board of
Directors of Caron
Engineering Inc.;
Advisor, Board of
Advisors of Caron
Engineering Inc.;
President and Director,
Acton Shapleigh Youth
Conservation Corps
(non-profit); and
formerly President and
Director of
Grahamtastic
Connection (non-profit)

Cynthia Hostetler —1962	Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President,	175
Resideo Technologies
(smart home
technology); Vulcan
Materials Company
(construction materials
company); Trilinc
Global Impact Fund;
Textainer Group
Holdings, (shipping
container leasing
company); Investment
Company Institute
(professional
organization); and
Independent Directors
Council (professional
organization)

Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
			First Manhattan Bancorporation, Inc.; and Attorney, Simpson Thacher & Bartlett LLP
Eli Jones – 1961	Trustee	2016	Professor and Dean Emeritus, Mays Business School at Texas A&M University Formerly: Dean of Mays Business School at Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; and Director, Arvest Bank	175
Insperity, Inc. (formerly
known as Administaff)
(human resources
provider); Board
Member of the regional
board, First Financial
Bank Texas; and Board
Member, First Financial
Bankshares, Inc. Texas
(FFIN)

Elizabeth Krentzman – 1959	Trustee	2019
Formerly: Principal and
Chief Regulatory Advisor
for Asset Management
Services and U.S. Mutual
Fund Leader of Deloitte &
Touche LLP; General
Counsel of the Investment
Company Institute (trade
association); National
Director of the Investment
Management Regulatory
Consulting Practice,
Principal, Director and
Senior Manager of
Deloitte & Touche LLP;
Assistant Director of the
Division of Investment
Management - Office of
Disclosure and Investment
Adviser Regulation of the
U.S. Securities and
Exchange Commission
and various positions with
the Division of Investment
Management – Office of
Regulatory Policy of the
U.S. Securities and
Exchange Commission;
Associate at Ropes &
Gray LLP; and Trustee of
certain Oppenheimer
Funds
				175
Formerly: Member of
the Cartica Funds
Board of Directors
(private investment
funds); Trustee of the
University of Florida
National Board
Foundation; and
Member of the
University of Florida
Law Center
Association, Inc. Board
of Trustees, Audit
Committee and
Membership
Committee

Anthony J. LaCava, Jr.– 1956	Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and	175	Blue Hills Bank; Member and Chairman, Bentley University, Business School Advisory

Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
			Managing Partner, KPMG LLP		Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950	Trustee	1998	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; and Board member of Johns Hopkins Bioethics Institute	175	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)
Joel W. Motley – 1952	Trustee	2019
Director of Office of
Finance, Federal Home
Loan Bank System;
Managing Director of
Carmona Motley Inc.
(privately held financial
advisor); Member of the
Council on Foreign
Relations and its Finance
and Budget Committee;
Chairman Emeritus of
Board of Human Rights
Watch and Member of its
Investment Committee;
Member of Investment
Committee and Board of
Historic Hudson Valley
(non-profit cultural
organization); Member of
Board of Blue Ocean
Acquisition Corp.; and
Member of the Vestry and
Investment Committee of
Trinity Church Wall Street

Formerly: Managing
Director of Public Capital
Advisors, LLC (privately
held financial advisor);
Managing Director of
Carmona Motley Hoffman,
Inc. (privately held
financial advisor); Trustee
of certain Oppenheimer
Funds; and Director of
				175
Member of Board of
Trust for Mutual
Understanding (non-
profit promoting the
arts and environment);
Member of Board of
Greenwall Foundation
(bioethics research
foundation) and its
Investment Committee;
Member of Board of
Friends of the LRC
(non-profit legal
advocacy); and Board
Member and
Investment Committee
Member of Pulitzer
Center for Crisis
Reporting (non-profit
journalism)

Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
			Columbia Equity Financial Corp. (privately held financial advisor)
Teresa M. Ressel — 1962	Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury	175	None

Robert C. Troccoli – 1949	Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	175	None
Daniel S. Vandivort –1954	Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management; Trustee and Chair, Weiss Peck and Greer Funds Board; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset	175	Formerly: Trustee and Governance Chair, Oppenheimer Funds; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America.

Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeship(s)/ Directorship Held by Trustee/Director During Past 5 Years
Management
Officers
Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years
Sheri Morris – 1964	President and Principal Executive Officer	1999
Director, Invesco Trust Company; Head of Global Fund Services,
Invesco Ltd.; President and Principal Executive Officer, The
Invesco Funds; Vice President, Invesco Exchange-Traded Fund
Trust, Invesco Exchange-Traded Fund Trust II, Invesco India
Exchange-Traded Fund Trust, Invesco Actively Managed
Exchange-Traded Fund Trust, Invesco Actively Managed
Exchange-Traded Commodity Fund Trust and Invesco Exchange-
Traded Self-Indexed Fund Trust; and Vice President,
OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial
Officer, The Invesco Funds; Vice President, Invesco AIM Advisers,
Inc., Invesco AIM Capital Management, Inc. and Invesco AIM
Private Asset Management, Inc.; Assistant Vice President and
Assistant Treasurer, The Invesco Funds; Vice President and
Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice
President, Invesco AIM Capital Management, Inc. and Invesco
AIM Private Asset Management, Inc.; Treasurer, Invesco
Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund
Trust II, Invesco India Exchange-Traded Fund Trust and Invesco
Actively Managed Exchange-Traded Fund Trust; and Senior Vice
President, Invesco Advisers, Inc. (formerly known as Invesco
Institutional (N.A.), Inc.) (registered investment adviser)

Melanie Ringold – 1975	Senior Vice President, Chief Legal Officer and Secretary	2023
Head of Legal of the Americas, Invesco Ltd.; Senior Vice
President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as
Invesco AIM Distributors, Inc.); Secretary, Invesco Investment
Services, Inc. (formerly known as Invesco AIM Investment
Services, Inc.); Senior Vice President, Chief Legal Officer and
Secretary, The Invesco Funds; Secretary, Invesco Investment
Advisers LLC and Invesco Capital Markets, Inc.; Chief Legal
Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-
Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust,
Invesco Actively Managed Exchange-Traded Fund Trust, Invesco
Actively Managed Exchange-Traded Commodity Fund Trust and
Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary and
Vice President, Harbourview Asset Management Corporation;
Secretary and Senior Vice President, OppenheimerFunds, Inc.
and Invesco Managed Accounts, LLC; Secretary and Senior Vice
President, OFI SteelPath, Inc.; Secretary and Senior Vice
President, Oppenheimer Acquisition Corp.; Secretary, SteelPath
Funds Remediation LLC; and Secretary and Senior Vice
President, Trinity Investment Management Corporation

Formerly: Assistant Secretary, Invesco Distributors, Inc., Invesco
Advisers, Inc., Invesco Investment Services, Inc., Invesco Capital
Markets, Inc., Invesco Capital Management LLC, and Invesco
Investment Advisers LLC; and Assistant Secretary and Assistant
Vice President, Invesco Funds

Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years
Andrew R. Schlossberg – 1974	Senior Vice President	2019
Senior Vice President, Invesco Group Services, Inc.; Head of the
Americas and Senior Managing Director, Invesco Ltd.; Director
and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services,
Inc. (formerly known as Invesco AIM Investment Services, Inc.)
(registered transfer agent); Senior Vice President, The Invesco
Funds; and Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance
Agency, Inc.; Director, Invesco UK Limited; Director and Chief
Executive, Invesco Asset Management Limited and Invesco Fund
Managers Limited; Assistant Vice President, The Invesco Funds;
Senior Vice President, Invesco Advisers, Inc. (formerly known as
Invesco Institutional (N.A.), Inc.) (registered investment adviser);
Director and Chief Executive, Invesco Administration Services
Limited and Invesco Global Investment Funds Limited; Director,
Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President,
Invesco Actively Managed Exchange-Traded Commodity Fund
Trust, Invesco Actively Managed Exchange-Traded Fund Trust,
Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded
Fund Trust II and Invesco India Exchange-Traded Fund Trust; and
Managing Director and Principal Executive Officer, Invesco
Capital Management LLC

John M. Zerr – 1962	Senior Vice President	2006
Chief Operating Officer of the Americas; Senior Vice President,
Invesco Advisers, Inc. (formerly known as Invesco Institutional
(N.A.), Inc.) (registered investment adviser); Senior Vice
President, Invesco Distributors, Inc. (formerly known as Invesco
AIM Distributors, Inc.); Director and Vice President, Invesco
Investment Services, Inc. (formerly known as Invesco AIM
Investment Services, Inc.); Senior Vice President, The Invesco
Funds; Managing Director, Invesco Capital Management LLC;
Director, Invesco Investment Advisers LLC (formerly known as
Van Kampen Asset Management); Senior Vice President, Invesco
Capital Markets, Inc. (formerly known as Van Kampen Funds
Inc.); Manager, Invesco Indexing LLC; Manager, Invesco
Specialized Products, LLC; Member, Invesco Canada Funds
Advisory Board; Director, President and Chief Executive Officer,
Invesco Corporate Class Inc. (corporate mutual fund company);
Director, Chairman, President and Chief Executive Officer,
Invesco Canada Ltd. (formerly known as Invesco Trimark
Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President,
Invesco Global Direct Real Estate Feeder GP Ltd.; President,
Invesco IP Holdings (Canada) Ltd; President, Invesco Global
Direct Real Estate GP Ltd.; President, Invesco Financial Services
Ltd/Services Financiers Invesco Ltée; and Director and Chairman,
Invesco Trust Company

Formerly: President, Trimark Investments Ltd/Services Financiers
Invesco Ltee; Director and Senior Vice President, Invesco
Insurance Agency, Inc.; Director and Senior Vice President,
Invesco Management Group, Inc. (formerly known as Invesco AIM
Management Group, Inc.); Secretary and General Counsel,
Invesco Management Group, Inc. (formerly known as Invesco AIM
Management Group, Inc.); Secretary, Invesco Investment
Services, Inc. (formerly known as Invesco AIM Investment
Services, Inc.); Chief Legal Officer and Secretary, The Invesco
Funds; Secretary and General Counsel, Invesco Investment

Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years

Advisers LLC (formerly known as Van Kampen Asset
Management); Secretary and General Counsel, Invesco Capital
Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief
Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco
Exchange-Traded Fund Trust II, Invesco India Exchange-Traded
Fund Trust, Invesco Actively Managed Exchange-Traded Fund
Trust, Invesco Actively Managed Exchange-Traded Commodity
Fund Trust and Invesco Exchange-Traded Self-Indexed Fund
Trust; Secretary, Invesco Indexing LLC; Director, Secretary,
General Counsel and Senior Vice President, Van Kampen
Exchange Corp.; Director, Vice President and Secretary, IVZ
Distributors, Inc. (formerly known as INVESCO Distributors, Inc.);
Director and Vice President, INVESCO Funds Group, Inc.;
Director and Vice President, Van Kampen Advisors Inc.; Director,
Vice President, Secretary and General Counsel, Van Kampen
Investor Services Inc.; Director and Secretary, Invesco
Distributors, Inc. (formerly known as Invesco AIM Distributors,
Inc.); Director, Senior Vice President, General Counsel and
Secretary, Invesco AIM Advisers, Inc. and Van Kampen
Investments Inc.; Director, Vice President and Secretary, Fund
Management Company; Director, Senior Vice President,
Secretary, General Counsel and Vice President, Invesco AIM
Capital Management, Inc.; and Chief Operating Officer and
General Counsel, Liberty Ridge Capital, Inc. (an investment
adviser)

Tony Wong – 1973	Senior Vice President	2023
Senior Managing Director, Invesco Ltd; Director, Chairman, Chief
Executive Officer and President, Invesco Advisers, Inc; Director
and Chairman, Invesco Private Capital, Inc., INVESCO Private
Capital Investments, Inc. and INVESCO Realty, Inc.; Director,
Invesco Senior Secured Management, Inc.; President, Invesco
Managed Accounts, LLC and SNW Asset Management
Corporation; and Senior Vice President, The Invesco Funds.

Formerly: Assistant Vice President, The Invesco Funds; and Vice
President, Invesco Advisers, Inc.

Stephanie C. Butcher - 1971	Senior Vice President	2023	Senior Managing Director, Invesco Ltd.; Senior Vice President, The Invesco Funds; Director and Chief Executive Officer, Invesco Asset Management Limited.
Adrien Deberghes – 1967	Principal Financial Officer, Treasurer and Vice President	2020
Head of the Fund Office of the CFO and Fund Administration;
Vice President, Invesco Advisers, Inc.; Principal Financial Officer,
Treasurer and Vice President, The Invesco Funds; and Vice
President, Invesco Exchange-Traded Fund Trust, Invesco
Exchange-Traded Fund Trust II, Invesco India Exchange-Traded
Fund Trust, Invesco Actively Managed Exchange-Traded Fund
Trust, Invesco Actively Managed Exchange-Traded Commodity
Fund Trust and Invesco Exchange-Traded Self-Indexed Fund
Trust

Formerly: Senior Vice President and Treasurer, Fidelity
Investments

Crissie M. Wisdom – 1969	Anti-Money Laundering Compliance Officer	2013
Anti-Money Laundering and OFAC Compliance Officer for Invesco
U.S. entities including: Invesco Advisers, Inc. and its affiliates,
Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco
Investment Services, Inc., The Invesco Funds, Invesco Capital
Management, LLC, Invesco Trust Company; and Fraud
Prevention Manager for Invesco Investment Services, Inc.

Todd F. Kuehl – 1969	Chief	2020	Chief Compliance Officer, Invesco Advisers, Inc. (registered

Name, Year of Birth	Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years
	Compliance Officer and Senior Vice President
investment adviser); and Chief Compliance Officer and Senior
Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg
Mason (Mutual Funds); Chief Compliance Officer, Legg Mason
Private Portfolio Group (registered investment adviser)

James Bordewick, Jr. – 1959	Senior Vice President and Senior Officer	2022
Senior Vice President and Senior Officer, The Invesco Funds; and
Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets)

Formerly, Chief Operating Officer and Head of Legal and
Regulatory, Netcapital (private capital investment platform);
Managing Director, General Counsel of asset management and
Chief Compliance Officer for asset management and private
banking, Bank of America Corporation; Chief Legal Officer,
Columbia Funds and BofA Funds; Senior Vice President and
Associate General Counsel, MFS Investment Management; Chief
Legal Officer, MFS Funds; Associate, Ropes & Gray; Associate,
Gaston Snow & Ely Bartlett.

Trustee Ownership of Fund Shares as of December 31, 2022
Name of Trustee	Dollar Range of Equity Securities Per Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Invesco Funds
Interested Person
Martin L. Flanagan	None	Over $100,000

Independent Trustees
Beth A. Brown	None	Over $100,000
Cynthia Hostetler	None	Over $100,000[2]
Eli Jones	None	Over $100,000[2]
Elizabeth Krentzman	None	Over $100,000
Anthony J. LaCava, Jr.	None	Over $100,000[2]
Prema Mathai-Davis	None	Over $100,000[2]
Joel W. Motley	None	Over $100,000[2]
Teresa M. Ressel	None	Over $100,000
Daniel S. Vandivort	None	Over $100,000[2]

2.
Includes total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Invesco Funds.

APPENDIX D - TRUSTEE COMPENSATION TABLE
Set forth below is information regarding compensation paid or accrued for certain officers and each trustee of the Trust who was not affiliated with Invesco during the year ended December 31, 2022, unless otherwise noted.

Trustee	Aggregate Compensation From the Trust(1)	Retirement Benefits Accrued by All Invesco Funds	Estimated Annual Benefits Upon Retirement(2)	Total Compensation From All Invesco Funds Paid to the Trustees(3)
Independent Trustees(4)
Beth Ann Brown	$61,390	—	—	$509,167
Cynthia Hostetler	56,658	—	—	470,000
Eli Jones	51,868	—	—	430,000
Elizabeth Krentzman	56,354	—	—	467,500
Anthony J. LaCava, Jr.	58,747	—	—	487,500
Prema Mathai-Davis	51,565	—	$205,000	427,500
Joel W. Motley	51,531	—	—	427,500
Teresa M. Ressel	53,658	—	—	445,000
Robert C. Troccoli	52,169	—	—	432,500
Daniel S. Vandivort	54,905	—	—	455,435

(1)
Amounts shown are based on the fiscal year ended December 31, 2022. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended December 31, 2022, including earnings, was $275,353.
(2)
These amounts represent the estimated annual benefits payable by the Invesco Funds upon the trustees’ retirement and assumes each trustee serves until his or her normal retirement date. These amounts are not adjusted to reflect deemed investment appreciation or depreciation.
(3)
These amounts represent the compensation paid from all Invesco Funds to the individuals who serve as trustees. All trustees currently serve as trustee of 32 registered investment companies advised by Invesco.
(4)
On August 28, 2022, Mr. Christopher Wilson retired. During the fiscal year ended December 31, 2022, compensation from the Trust for Mr. Wilson was $62,723. Pursuant to a consulting agreement with the Trust, Mr. Wilson may receive payments for consulting services provided to the Trust for up to three years following his retirement.
On September 14, 2022, Ms. Ann Barnett Stern retired. During the fiscal year ended December 31, 2022, compensation from the Trust for Ms. Stern was $41, 705.
D-1

APPENDIX E - PROXY POLICY AND PROCEDURES
Invesco’s Policy Statement on Global Corporate Governance and Proxy Voting
The Adviser and each sub-adviser rely on this policy. In addition, Invesco Asset Management (Japan) Limited and Invesco Asset Management (India) Pvt. Ltd. have also adopted operating guidelines and procedures for proxy voting particular to each regional investment center. Such guidelines and procedures are attached hereto.

Invesco’s Policy Statement on Global
Corporate Governance and
Proxy Voting
Effective January 2023

I.
INTRODUCTION
Invesco Ltd. and its wholly owned investment adviser subsidiaries (collectively, “Invesco”, the “Company”, “our” or “we”) has adopted and implemented this Policy Statement on Global Corporate Governance and Proxy Voting (“Global Proxy Voting Policy” or “Policy”), which it believes describes policies and procedures reasonably designed to ensure that proxies are voted in the best interests of its clients. This Policy is intended to help Invesco’s clients understand our commitment to responsible investing and proxy voting, as well as the good governance principles that inform our approach to engagement and voting at shareholder meetings.
A. Our Commitment to Environmental, Social and Governance Investment Stewardship and
Proxy Voting
Our commitment to environmental, social and governance (ESG) principles is a core element of our ambition to be the most client-centric asset manager. We aspire to incorporate ESG considerations into all our investment capabilities in the context of financial materiality in the best interest of our clients. In our role as stewards of our clients’ investments, we regard our stewardship activities, including engagement and the exercise of proxy voting rights, as an essential component of our fiduciary duty to maximize long-term shareholder value. Our Global ESG team functions as a center of excellence, providing specialist insights on research, engagement, voting, integration, tools, and client and product solutions with investment teams implementing ESG approaches appropriate to asset class and investment style. Much of our work is rooted in fundamental research and frequent dialogue with companies during due diligence and monitoring of our investments.
Invesco views proxy voting as an integral part of its investment management responsibilities. The proxy voting process at Invesco focuses on protecting clients’ rights and promoting governance structures and practices that reinforce the accountability of corporate management and boards of directors to shareholders.
The voting decision lies with our portfolio managers and analysts with input and support from our Global ESG team. Our proprietary proxy voting platform (“PROXYintel”) facilitates implementation of voting decisions and rationales across global investment teams. Our good governance principles, governance structure and processes are designed to ensure that proxy votes are cast in accordance with clients’ best interests.
As a large active investor, Invesco is well placed to use our ESG expertise and beliefs to engage directly with portfolio companies or by collaborative means in ways which drive corporate change that we believe will enhance shareholder value. We take our responsibility as active owners very seriously and see engagement as an opportunity to encourage continual improvement and ensure that our clients’ interests are represented and protected. Dialogue with portfolio companies is a core part of the investment process. Invesco may engage with investee companies to discuss environmental, social and governance issues throughout the year or on specific ballot items to be voted on.
Our passive strategies and certain other client accounts managed in accordance with fixed income, money market and index strategies (including exchange-traded funds) will typically vote in line with the majority holder of the active-equity shares held by Invesco outside of those strategies. Invesco refers to this approach as “Majority Voting”. This process of Majority Voting ensures that our passive strategies benefit from the engagement and deep dialogue of our active investors, which Invesco believes benefits shareholders in passively-managed accounts. In the absence of overlap between the active and passive holders, the passive holders vote in line with our internally developed voting guidelines (as defined below). Portfolio managers and analysts for accounts employing Majority Voting retain full discretion to override Majority Voting and to vote the shares as they determine to be in the best interest of those accounts, absent certain types of conflicts of interest, which are discussed elsewhere in this Policy.
B. Applicability of Policy

Invesco may be granted by its clients the authority to vote the proxies of securities held in client portfolios. Invesco’s investment teams vote proxies on behalf of Invesco-sponsored funds and both fund and non-fund advisory clients that have explicitly granted Invesco authority in writing to vote proxies on their behalf. In the case of institutional or sub-advised clients, Invesco will vote the proxies in accordance with this Policy unless the client agreement specifies that the client retains the right to vote or has designated a named fiduciary to direct voting.
This Policy applies to all entities in Exhibit A. Due to regional or asset-class specific considerations, certain entities may have local proxy voting guidelines or policies and procedures that differ from this Policy. In the event that local policies and the Global Policy differ, the local policy will apply. These entities are also listed in Exhibit A and include proxy voting guidelines specific to: Invesco Asset Management (Japan) Limited, Invesco Asset Management (India) Pvt. Ltd, Invesco Taiwan Ltd and Invesco Capital Markets, Inc. for Invesco Unit Investment Trusts.
II.
GLOBAL PROXY VOTING OPERATIONAL PROCEDURES
Invesco’s global proxy voting operational procedures are in place to implement the provisions of this Policy (the “Procedures”). At Invesco, proxy voting is conducted by our investment teams through PROXYintel. Our investment teams globally are supported by Invesco’s centralized team of ESG professionals and proxy voting specialists. Invesco’s Global ESG team oversees the proxy policy, operational procedures and implementation, inputs to analysis and research, vote execution oversight and leads the Global Invesco Proxy Advisory Committee (“Global IPAC”).
Invesco aims to vote all proxies where we have been granted voting authority in accordance with this Policy, as implemented by the Procedures. Our portfolio managers and analysts review voting items based on their individual merits and retain full discretion on vote execution conducted through our proprietary proxy voting platform. Invesco may supplement its internal research with information from independent third parties, such as proxy advisory firms.
A. Proprietary Proxy Voting Platform
Invesco’s proprietary proxy voting platform is supported by a dedicated team of internal proxy specialists. PROXYintel streamlines the proxy voting process by providing our investment teams globally with direct access to meeting information and proxies, external proxy research and ESG ratings, as well as related functions, such as management of conflicts of interest issues, significant votes, global reporting and record-keeping capabilities. Managing these processes internally, as opposed to relying on third parties, is designed to provide Invesco greater quality control, oversight and independence in the proxy administration process.
Historical proxy voting information is stored to build institutional knowledge across the Invesco complex with respect to individual companies and proxy issues. Certain investment teams also use PROXYintel to access third-party proxy research and ESG ratings.
Our proprietary systems facilitate internal control and oversight of the voting process. Invesco may choose to leverage this capability to automatically vote proxies based on its internally developed custom voting guidelines and in circumstances where Majority Voting applies.
B. Oversight of Voting Operations
Invesco’s Global ESG team provides oversight of the proxy voting verification processes which include: (i) the monthly global vote audit review of votes cast containing documented rationales of conflicts of interest votes, market and operational limitations; (ii) the quarterly sampling of proxy votes cast to determine that (a) Invesco is voting consistently with this Policy and (b) third-party proxy advisory firms’ methodologies in formulating the vote recommendation are consistent with their publicly disclosed guidelines; and (iii) quarterly review of rationales with the Global IPAC of occasions where a portfolio manager may take a position that may not be in accordance with Invesco’s good governance principles and our internally developed voting guidelines.

To the extent material errors are identified in the proxy voting process, such errors are reviewed and reported to, as appropriate, the Global Head of ESG, Global Proxy Governance and Voting Manager, legal and compliance, the Global IPAC and relevant boards and clients, where applicable. Invesco’s Global Head of ESG and Proxy Governance and Voting Manager provide proxy voting updates and reporting to the Global IPAC, various boards and clients. Invesco’s global proxy governance and voting operations are subject to periodic review by Internal Audit and Compliance groups.
C. Disclosures and Recordkeeping
Unless otherwise required by local or regional requirements, Invesco maintains voting records in either electronic format or hard copy for at least six years. Invesco makes available its proxy voting records publicly in compliance with regulatory requirements and industry best practices in the regions below:
•
In accordance with the US Securities and Exchange Commission regulations, Invesco will file a record of all proxy voting activity for the prior 12 months ending June 30th for each U.S. registered fund. That filing is made on or before August 31st of each year. Each year, the proxy voting records are made available on Invesco’s website here. Moreover, and to the extent applicable, the U.S. Employee Retirement Income Security Act of 1974, as amended (“ERISA”), including Department of Labor regulations and guidance thereunder, provide that the named fiduciary generally should be able to review not only the investment manager's voting procedure with respect to plan-owned stock, but also to review the actions taken in individual proxy voting situations. In the case of institutional and sub-advised Clients, Clients may contact their client service representative to request information about how Invesco voted proxies on their behalf. Absent specific contractual guidelines, such requests may be made on a semi-annual basis.
•
In the UK and Europe, Invesco publicly discloses our proxy votes monthly in compliance with the UK Stewardship Code and for the European Shareholder Rights Directive annually here.
•
In Canada, Invesco publicly discloses our annual proxy votes each year here by August 31st, covering the 12-month period ending June 30th in compliance with the National Instrument 81-106 Investment Fund Continuous Disclosure.
•
In Japan, Invesco publicly discloses our proxy votes annually in compliance with the Japan Stewardship Code here.
•
In India, Invesco publicly discloses our proxy votes quarterly here in compliance with The Securities and Exchange Board of India (“SEBI”) Circular on stewardship code for all mutual funds and all categories of Alternative Investment Funds in relation to their investment in listed equities. SEBI has implemented principles on voting for Mutual Funds through circulars dated March 15, 2010 and March 24, 2014, which prescribed detailed mandatory requirements for Mutual Funds in India to disclose their voting policies and actual voting by Mutual Funds on different resolutions of investee companies.
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In Hong Kong, Invesco Hong Kong Limited will provide proxy voting records upon request in compliance with the Securities and Futures Commission (“SFC”) Principles of Responsible Ownership.
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In Taiwan, Invesco publicly discloses our proxy voting policy and proxy votes annually in compliance with Taiwan’s Stewardship Principles for Institutional Investors here.
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In Australia, Invesco publicly discloses a summary of its proxy voting record annually here.
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In Singapore, Invesco Asset Management Singapore Ltd. will provide proxy voting records upon request in compliance with the Singapore Stewardship Principles for Responsible Investors.
D. Global Invesco Proxy Advisory Committee
Guided by its philosophy that investment teams should manage proxy voting, Invesco has created the Global IPAC. The Global IPAC is an investments-driven committee comprised of representatives from various investment management teams globally, Invesco’s Global Head of ESG and chaired by its Global Proxy Governance and Voting Manager. The Global IPAC provides a forum for investment teams to monitor, understand and discuss key proxy issues and voting trends within the Invesco complex, to assist Invesco in meeting regulatory obligations, to review votes not aligned with our good governance principles and to consider conflicts of interest in the proxy voting process, all in accordance with this Policy.
In fulfilling its responsibilities, the Global IPAC meets as necessary, but no less than semi-annually, and has the following responsibilities and functions: (i) acts as a key liaison between the Global ESG team and local proxy voting practices to ensure compliance with this Policy; (ii) provides insight on market trends as it relates to stewardship practices; (iii) monitors proxy votes that present potential conflicts of interest; (iv) the Conflict of Interest sub-committee will make voting decisions on submissions made by portfolio managers on conflict of interest issues to override the Policy; and (v) reviews and provides input, at least annually, on this Policy and related internal procedures and recommends any changes to the Policy based on, but not limited to, Invesco’s experience, evolving industry practices, or developments in applicable laws or regulations.
In addition to the Global IPAC, for some clients, third parties (e.g., U.S. fund boards) provide oversight of the proxy voting process.
E. Market and Operational Limitations
In the great majority of instances, Invesco will vote proxies. However, in certain circumstances, Invesco may refrain from voting where the economic or other opportunity costs of voting exceeds any benefit to clients. Moreover, ERISA fiduciaries, in voting proxies or exercising other shareholder rights, must not subordinate the economic interests of plan participants and beneficiaries to unrelated objectives. These matters are left to the discretion of the relevant portfolio manager. Such circumstances could include, for example:
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In some countries the exercise of voting rights imposes temporary transfer restrictions on the related securities (“share blocking”). Invesco generally refrains from voting proxies in share blocking countries unless Invesco determines that the benefit to the client(s) of voting a specific proxy outweighs the client’s temporary inability to sell the security.
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Some companies require a representative to attend meetings in person to vote a proxy, additional documentation or the disclosure of beneficial owner details to vote. Invesco may determine that the costs of sending a representative, signing a power-of-attorney or submitting additional disclosures outweigh the benefit of voting a particular proxy.
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Invesco may not receive proxy materials from the relevant fund or client custodian with sufficient time and information to make an informed independent voting decision.
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Invesco held shares on the record date but has sold them prior to the meeting date.
In some non-U.S. jurisdictions, although Invesco uses reasonable efforts to vote a proxy, proxies may not be accepted or may be rejected due to changes in the agenda for a shareholder meeting for which Invesco does not have sufficient notice, due to a proxy voting service not being offered by the custodian in the local market or due to operational issues experienced by third parties involved in the process or by the issuer or sub-custodian. In addition, despite the best efforts of Invesco and its proxy voting agent, there may be instances where our votes may not be received or properly tabulated by an issuer or the issuer’s agent.
F. Securities Lending
Invesco’s funds may participate in a securities lending program. In circumstances where shares are on loan, the voting rights of those shares are transferred to the borrower. If the security in question is on loan as part of a securities lending program, Invesco may determine that the benefit to the client of voting a particular proxy outweighs the benefits of securities lending. In those instances, Invesco may determine to recall securities that are on loan prior to the meeting record date, so that we will be entitled to vote those shares. There may be instances where Invesco may be unable to recall shares or may choose not to recall shares. The relevant portfolio manager will make these determinations.
G. Conflicts of Interest
There may be occasions where voting proxies may present a perceived or actual conflict of interest between Invesco, as investment manager, and one or more of Invesco’s clients or vendors.
Firm-Level Conflicts of interest
A conflict of interest may exist if Invesco has a material business relationship with either the company soliciting a proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Such relationships may include, among others, a client relationship, serving as a vendor whose products / services are material or significant to Invesco, serving as a distributor of Invesco’s products, a significant research provider or broker to Invesco.
Invesco identifies potential conflicts of interest based on a variety of factors, including but not limited to the materiality of the relationship between the issuer or its affiliates to Invesco.
Material firm-level conflicts of interests are identified by individuals and groups within Invesco globally based on criteria established by the global ESG team. These criteria are monitored and updated periodically by the global ESG team so an updated view is available when conducting conflicts checks. Operating procedures and associated governance are designed to seek to ensure conflicts of interest are appropriately considered ahead of voting proxies. The Global IPAC Conflict of Interest Sub-committee maintains oversight of the process. Companies identified as conflicted will be voted in line with the principles below as implemented by Invesco’s internally developed voting guidelines. To the extent a portfolio manager disagrees with the Policy, our processes and procedures seek to ensure justification and rationales are fully documented and presented to the Global IPAC Conflict of Interest Sub-committee for approval by a majority vote.
As an additional safeguard, persons from Invesco’s marketing, distribution and other customer-facing functions may not serve on the Global IPAC. For the avoidance of doubt, Invesco may not consider Invesco Ltd.’s pecuniary interest when voting proxies on behalf of clients. To avoid any appearance of a conflict of interest, Invesco will not vote proxies issued by Invesco Ltd. that may be held in client accounts.
Personal Conflicts of Interest
A conflict also may exist where an Invesco employee has a known personal or business relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships. Under Invesco’s Global Code of Conduct, Invesco entities and individuals must act in the best interests of clients and must avoid any situation that gives rise to an actual or perceived conflict of interest.
All Invesco personnel with proxy voting responsibilities are required to report any known personal or business conflicts of interest regarding proxy issues with which they are involved. In such instances, the individual(s) with the conflict will be excluded from the decision-making process relating to such issues.
Voting Fund of Funds
There may be conflicts that arise from Invesco voting on matters when shares of Invesco-sponsored funds are held by other Invesco funds or entities. The scenarios below set out how Invesco votes in these instances.
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Proportional voting will be implemented in the following scenarios:
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When required by law or regulation, shares of an Invesco fund held by other Invesco funds will be voted in the same proportion as the votes of external shareholders of the underlying fund. If such proportional voting is not operationally possible, Invesco will not vote the shares.
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When required by law or regulation, shares of an unaffiliated registered fund held by one or more Invesco funds will be voted in the same proportion as the votes of external shareholders of the underlying fund. If such proportional voting is not operationally possible, Invesco will not vote the shares.
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For US fund of funds where proportional voting is not required by law or regulation, shares of Invesco funds will be voted in the same proportion as the votes of external shareholders of the underlying fund. If such proportional voting is not operationally possible, Invesco will vote in line with our internally developed voting guidelines (as defined below).
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Non-US fund of funds will not be voted proportionally, Invesco will vote in line with local policies as per Exhibit A. If no local policies exist, Invesco will vote non-US funds of funds in line with the firm level conflicts of interest process described above.
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For US fund of funds where proportional voting is not required by law, Invesco will still apply proportional voting. In the event this is not operationally possible, Invesco will vote in line with our internally developed voting guidelines (as defined below).
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For non-US fund of funds Invesco will vote in line with our above-mentioned firm-level conflicts of interest process unless local policies are in place as per Exhibit A.
H. Use of Third-Party Proxy Advisory Services
Invesco may supplement its internal research with information from independent third-parties, such as proxy advisory firms, to assist us in assessing the corporate governance of investee companies. Globally, Invesco leverages research from Institutional Shareholder Services Inc. (“ISS”) and Glass Lewis (“GL”). Invesco generally retains full and independent discretion with respect to proxy voting decisions.
ISS and GL both provide research reports, including vote recommendations, to Invesco and its portfolio managers and analysts. Invesco retains ISS to provide written analysis and recommendations based on Invesco’s internally developed custom voting guidelines. Updates to previously issued proxy research reports may be provided to incorporate newly available information or additional disclosure provided by the issuer regarding a matter to be voted on, or to correct factual errors that may result in the issuance of revised proxy vote recommendations. Invesco’s global ESG team may periodically monitor for these research alerts issued by ISS and GL that are shared with our investment teams. Invesco will generally endeavor to consider such information where such information is considered material provided it is delivered in a timely manner ahead of the vote deadline.
Invesco also retains ISS to assist in the implementation of certain proxy voting-related functions, including, but not limited to, operational and reporting services. These administrative services include receipt of proxy ballots, vote execution through PROXYintel and vote disclosure in Canada, the UK and Europe to meet regulatory reporting obligations.
As part of its fiduciary obligation to clients, Invesco performs extensive initial and ongoing due diligence on the proxy advisory firms it engages globally. This includes reviews of information regarding the capabilities of their research staff, methodologies for formulating voting recommendations, the adequacy and quality of personnel and technology, as applicable, and internal controls, policies and procedures, including those relating to possible conflicts of interest.
The proxy advisory firms Invesco engages globally complete an annual due diligence questionnaire submitted by Invesco, and Invesco conducts annual due diligence meetings in part to discuss their responses to the questionnaire. In addition, Invesco monitors and communicates with these firms and monitors their compliance with Invesco’s performance and policy standards. ISS and GL disclose conflicts to Invesco through a review of their policies, procedures and practices regarding potential conflicts of interests (including inherent internal conflicts) as well as disclosure of the work ISS and GL perform for corporate issuers and the payments they receive from such issuers. As part of our annual policy development process, Invesco engages with external proxy and governance experts to understand market trends and developments and to weigh in on the development of these policies at these firms, where appropriate. These meetings provide Invesco with an opportunity to assess the firms’ capabilities, conflicts of interest and service levels, as well as provide investment professionals with direct insight into the advisory firms’ stances on key governance and proxy topics and their policy framework/methodologies.
Invesco completes a review of the System and Organizational Controls (“SOC”) Reports for each proxy advisory firm to ensure the related controls operated effectively to provide reasonable assurance.
In addition to ISS and GL, Invesco may use regional third-party research providers to access regionally specific research.
I. Review of Policy
The Global IPAC and Invesco’s Global ESG team, compliance and legal teams annually communicate and review this Policy and our internally developed custom voting guidelines to seek to ensure that they remain consistent with clients’ best interests, regulatory requirements, investment team considerations, governance trends and industry best practices. At least annually, this Policy and our internally developed voting guidelines are reviewed by various groups within Invesco to ensure that they remain consistent with Invesco’s views on best practice in corporate governance and long-term investment stewardship.
III.
OUR GOOD GOVERNANCE PRINCIPLES
Invesco’s good governance principles outline our views on best practice in corporate governance and long-term investment stewardship. These principles have been developed by our global investment teams in collaboration with the Global ESG team. The broad philosophy and guiding principles in this section inform our approach to long-term investment stewardship and proxy voting. The principles and positions reflected in this Policy are designed to guide Invesco’s investment professionals in voting proxies; they are not intended to be exhaustive or prescriptive.
Our portfolio managers and analysts retain full discretion on vote execution in the context of our good governance principles and internally developed custom voting guidelines, except where otherwise specified in this Policy. The final voting decisions may consider the unique circumstances affecting companies, regional best practices and any dialogue we have had with company management. As a result, different Portfolio Management Teams may vote differently on particular votes for the same company. To the extent a portfolio manager chooses to vote a proxy in a way that is not aligned with the principles below, such manager’s rationales are fully documented.
The following guiding principles apply to operating companies. We apply a separate approach to open-end and closed-end investment companies and unit investment trusts. Where appropriate, these guidelines are supplemented by additional internal guidance that considers regional variations in best practices, disclosure and region-specific voting items. Invesco may vote on proposals not specifically addressed by these principles based on an evaluation of a proposal’s likelihood to enhance long-term shareholder value.
Our good governance principles are divided into six key themes that Invesco endorses:
A. Transparency
We expect companies to provide accurate, timely and complete information that enables investors to make informed investment decisions and effectively carry out their stewardship activities. Invesco supports the highest standards in corporate transparency and believes that these disclosures should be made available ahead of the voting deadlines for the Annual General Meeting or Extraordinary General Meeting to allow for timely decision-making.

Financial reporting: Company accounts and reporting must accurately reflect the underlying economic position of a company. Arrangements that may constitute an actual or perceived conflict with this objective should be avoided.
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We will generally support proposals to accept the annual financial statements, statutory accounts and similar proposals unless these reports are not presented in a timely manner or significant issues are identified regarding the integrity of these disclosures.
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We will generally vote against the incumbent audit committee chair, or nearest equivalent, where the non-audit fees paid to the independent auditor exceed audit fees for two consecutive years or other problematic accounting practices are identified such as fraud, misapplication of audit standards or persistent material weaknesses/deficiencies in internal controls over financial reporting.
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We will generally not support the ratification of the independent auditor and/or ratification of their fees payable if non-audit fees exceed audit and audit related fees or there are significant auditing controversies or questions regarding the independence of the external auditor. We will consider an auditor’s length of service as a company’s independent auditor in applying this policy.
B. Accountability
Robust shareholder rights and strong board oversight help ensure that management adhere to the highest standards of ethical conduct, are held to account for poor performance and responsibly deliver value creation for stakeholders over the long-term. We therefore encourage companies to adopt governance features that ensure board and management accountability. In particular, we consider the following as key mechanisms for enhancing accountability to investors:
One share one vote: Voting rights are an important tool for investors to hold boards and management teams accountable. Unequal voting rights may limit the ability of investors to exercise their stewardship obligations.
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We generally do not support proposals that establish or perpetuate dual classes of voting shares, double voting rights or other means of differentiated voting or disproportionate board nomination rights.
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We generally support proposals to decommission differentiated voting rights.
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Where unequal voting rights are established, we expect these to be accompanied by reasonable safeguards to protect minority shareholders’ interests.
Anti-takeover devices: Mechanisms designed to prevent or unduly delay takeover attempts may unduly limit the accountability of boards and management teams to shareholders.
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We generally will not support proposals to adopt antitakeover devices such as poison pills. Exceptions may be warranted at entities without significant operations and to preserve the value of net operating losses carried forward or where the applicability of the pill is limited in scope and duration.
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In addition, we will generally not support capital authorizations or amendments to corporate articles or bylaws at operating companies that may be utilized for antitakeover purposes, for example, the authorization of classes of shares of preferred stock with unspecified voting, dividend, conversion or other rights (“blank check” authorizations).
Shareholder rights: We support the rights of shareholders to hold boards and management teams accountable for company performance. We generally support best practice aligned proposals to enhance shareholder rights, including but not limited to the following:
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Adoption of proxy access rights

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Rights to call special meetings
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Rights to act by written consent
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Reduce supermajority vote requirements
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Remove antitakeover provisions
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Requirement that directors are elected by a majority vote
In addition, we oppose practices that limit shareholders’ ability to express their views at a general meeting such as bundling unrelated proposals or several significant article or bylaw amendments into a single voting item. We will generally vote against these proposals unless we are satisfied that all the underlying components are aligned with our views on best practice.
Director Indemnification: Invesco recognizes that individuals may be reluctant to serve as corporate directors if they are personally liable for all related lawsuits and legal costs. As a result, reasonable limitations on directors’ liability can benefit a company and its shareholders by helping to attract and retain qualified directors while preserving recourse for shareholders in the event of misconduct by directors. Accordingly, unless there is insufficient information to make a decision about the nature of the proposal, Invesco will generally support proposals to limit directors’ liability and provide indemnification and/or exculpation, provided that the arrangements are reasonably limited in scope to directors acting in good faith and, in relation to criminal matters, limited in scope to directors having reasonable grounds for believing the conduct was lawful.
Responsiveness: Boards should respond to investor concerns in a timely fashion, including reasonable requests to engage with company representatives regarding such concerns, and address matters that receive significant voting dissent at general meetings of shareholders.
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We will generally vote against the lead independent director and/or the incumbent chair of the governance committee, or nearest equivalent, in cases where the board has not adequately responded to items receiving significant voting opposition from shareholders at an annual or extraordinary general meeting.
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We will generally vote against the lead independent director and/or incumbent chair of the governance committee, or nearest equivalent, where the board has not adequately responded to a shareholder proposal which has received significant support from shareholders.
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We will generally vote against the incumbent chair of the compensation committee if there are significant ongoing concerns with a company’s compensation practices that have not been addressed by the committee or egregious concerns with the company’s compensation practices for two years consecutively.
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We will generally vote against the incumbent compensation committee chair where there are ongoing concerns with a company’s compensation practices and there is no opportunity to express dissatisfaction by voting against an advisory vote on executive compensation, remuneration report (or policy) or nearest equivalent.
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Where a company has not adequately responded to engagement requests from Invesco or satisfactorily addressed issues of concern, we may oppose director nominations, including, but not limited to, nominations for the lead independent director and/or committee chairs.
Virtual shareholder meetings: Companies should hold their annual or special shareholder meetings in a manner that best serves the needs of its shareholders and the company. Shareholders should have an opportunity to participate in such meetings. Shareholder meetings provide an important mechanism by which shareholders provide feedback or raise concerns without undue censorship and hear from the board and management.
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We will generally support management proposals seeking to allow for the convening of hybrid shareholder meetings (allowing shareholders the option to attend and participate either in person or through a virtual platform).
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Management or shareholder proposals that seek to authorize the company to hold virtual-only meetings (held entirely through virtual platform with no corresponding in-person physical meeting) will be assessed on a case-by-case basis. Companies have a responsibility to provide strong justification and establish safeguards to preserve comparable rights and opportunities for shareholders to participate virtually as they would have during an in-person meeting. Invesco will consider, among other things, a company’s practices, jurisdiction and disclosure, including the items set forth below:
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meeting procedures and requirements are disclosed in advance of a meeting detailing the rationale for eliminating the in-person meeting;
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clear and comprehensive description of which shareholders are qualified to participate, how shareholders can join the virtual-only meeting, how and when shareholders submit and ask questions either in advance of or during the meeting;
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disclosure regarding procedures for questions received during the meeting, but not answered due to time or other restrictions; and
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description of how shareholder rights will be protected in a virtual-only meeting format including the ability to vote shares during the time the polls are open.
C. Board Composition and Effectiveness
Director election process: Board members should generally stand for election annually and individually.
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We will generally support proposals requesting that directors stand for election annually.
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We will generally vote against the incumbent governance committee chair or lead independent director if a company has a classified board structure that is not being phased out. We may make exceptions to this policy for non-operating companies (e.g., open-end and closed-end funds) or in regions where market practice is for directors to stand for election on a staggered basis.
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When a board is presented for election as a slate (e.g., shareholders are unable to vote against individual nominees and must vote for or against the entire nominated slate of directors) and this approach is not aligned with local market practice, we will generally vote against the slate in cases where we otherwise would vote against an individual nominee.
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Where market practice is to elect directors as a slate we will generally support the nominated slate unless there are governance concerns with several of the individuals included on the slate or we have broad concerns with the composition of the board such as a lack independence.
Board size: We will generally defer to the board with respect to determining the optimal number of board members given the size of the company and complexity of the business, provided that the proposed board size is sufficiently large to represent shareholder interests and sufficiently limited to remain effective.
Board assessment and succession planning: When evaluating board effectiveness, Invesco considers whether periodic performance reviews and skills assessments are conducted to ensure the board represents the interests of shareholders. In addition, boards should have a robust succession plan in place for key management and board personnel.
Definition of independence: Invesco considers local market definitions of director independence but applies a proprietary standard for assessing director independence considering a director’s status as a current or former employee of the business, any commercial or consulting relationships with the company, the level of shares beneficially owned or represented and familial relationships, among others.

Board and committee independence: The board of directors, board committees and regional equivalents should be sufficiently independent from management, substantial shareholders and conflicts of interest. We consider local market practices in this regard and in general we look for a balance across the board of directors. Above all, we like to see signs of robust challenge and discussion in the boardroom.
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We will generally vote against one or more non-independent directors when a board is less than majority independent, but we will take into account local market practice with regards to board independence in limited circumstances where this standard is not appropriate.
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We will generally vote against non-independent directors serving on the audit committee.
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We will generally vote against non-independent directors serving on the compensation committee.
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We will generally vote against non-independent directors serving on the nominating committee.
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In relation to the board, compensation committee and nominating committee we will consider the appropriateness of significant shareholder representation in applying this policy. This exception will generally not apply to the audit committee.
Separation of Chair and CEO roles: We believe that independent board leadership generally enhances management accountability to investors. Companies deviating from this best practice should provide a strong justification and establish safeguards to ensure that there is independent oversight of a board’s activities (e.g., by appointing a lead or senior independent director with clearly defined powers and responsibilities).
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We will generally vote against the incumbent nominating committee chair where the board chair is not independent unless a lead independent or senior director is appointed.
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We will generally support shareholder proposals requesting that the board chair be an independent director.
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We will generally not vote against a CEO or executive serving as board chair solely on the basis of this issue, however, we may do so in instances where we have significant concerns regarding a company’s corporate governance, capital allocation decisions and/or compensation practices.
Attendance and over boarding: Director attendance at board and committee meetings is a fundamental part of their responsibilities and provides efficient oversight for the company and its investors. In addition, directors should not have excessive external board or managerial commitments that may interfere with their ability to execute the duties of a director.
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We will generally vote against directors who attend less than 75% of board and committee meetings held in the previous year unless an acceptable extenuating circumstance is disclosed, such as health matters or family emergencies.
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We will generally vote against directors who have more than four total mandates at public operating companies. We apply a lower threshold for directors with significant commitments such as executive positions and chairmanships.
Diversity: We encourage companies to continue to evolve diversity and inclusion practices. Boards should be comprised of directors with a variety of relevant skills and industry expertise together with a diverse profile of individuals of different genders, ethnicities, race, skills, tenures and backgrounds to provide robust challenge and debate. We consider diversity at the board level, within the executive management team and in the succession pipeline.
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We will generally vote against the incumbent nominating committee chair of a board where women constitute less than two board members or 25% of the board, whichever is lower, for two or more consecutive years, unless incremental improvements are being made to diversity practices.

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In addition, we will consider a company’s performance on broader types of diversity which may include diversity of skills, non-executive director tenure, ethnicity, race or other factors where appropriate and reasonably determinable. We will generally vote against the incumbent nominating committee chair if there are multiple concerns on diversity issues.
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We generally believe that an individual board’s nominating committee is best positioned to determine whether director term limits would be an appropriate measure to help achieve these goals and, if so, the nature of such limits. Invesco generally opposes proposals to limit the tenure of outside directors through mandatory retirement ages.
D. Long-Term Stewardship of Capital
Capital allocation: Invesco expects companies to responsibly raise and deploy capital towards the long-term, sustainable success of the business. In addition, we expect capital allocation authorizations and decisions to be made with due regard to shareholder dilution, rights of shareholders to ratify significant corporate actions and pre-emptive rights, where applicable.
Share issuance and repurchase authorizations: We generally support authorizations to issue shares up to 20% of a company’s issued share capital for general corporate purposes. Shares should not be issued at a substantial discount to the market price or be repurchased at a substantial premium to the market price.
Stock splits: We generally support management proposals to implement a forward or reverse stock split, provided that a reverse stock split is not being used to take a company private. In addition, we will generally support requests to increase a company’s common stock authorization if requested to facilitate a stock split.
Increases in authorized share capital: We will generally support proposals to increase a company’s number of authorized common and/or preferred shares, provided we have not identified concerns regarding a company’s historical share issuance activity or the potential to use these authorizations for antitakeover purposes. We will consider the amount of the request in relation to the company’s current authorized share capital, any proposed corporate transactions contingent on approval of these requests and the cumulative impact on a company’s authorized share capital, for example, if a reverse stock split is concurrently submitted for shareholder consideration.
Mergers, acquisitions, proxy contests, disposals and other corporate transactions: Invesco’s investment teams will review proposed corporate transactions including mergers, acquisitions, reorganizations, proxy contests, private placements, dissolutions and divestitures based on a proposal’s individual investment merits. In addition, we broadly approach voting on other corporate transactions as follows:
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We will generally support proposals to approve different types of restructurings that provide the necessary financing to save the company from involuntary bankruptcy.
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We will generally support proposals to enact corporate name changes and other proposals related to corporate transactions that we believe are in shareholders’ best interests.
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We will generally support reincorporation proposals, provided that management have provided a compelling rationale for the change in legal jurisdiction and provided further that the proposal will not significantly adversely impact shareholders’ rights.
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With respect to contested director elections, we consider the following factors, among others, when evaluating the merits of each list of nominees: the long-term performance of the company relative to its industry, management’s track record, any relevant background information related to the contest, the qualifications of the respective lists of director nominees, the strategic merits of the approaches proposed by both sides, including the likelihood that the proposed goals can be met, and positions of stock ownership in the company.
E. Environmental, Social and Governance Risk Oversight

Director responsibility for risk oversight: The board of directors are ultimately responsible for overseeing management and ensuring that proper governance, oversight and control mechanisms are in place at the companies they oversee. Invesco may take voting action against director nominees in response to material governance or risk oversight failures that adversely affect shareholder value.
Invesco considers the adequacy of a company's response to material oversight failures when determining whether any voting action is warranted. In addition, Invesco will consider the responsibilities delegated to board subcommittees when determining if it is appropriate to hold certain director nominees accountable for these material failures.
Material governance or risk oversight failures at a company may include, without limitation:
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significant bribery, corruption or ethics violations;
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events causing significant climate-related risks;
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significant health and safety incidents; or
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failure to ensure the protection of human rights.
Reporting of financially material ESG information: Companies should report on their environmental, social and governance opportunities and risks where material to their business operations.
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Where Invesco finds significant gaps in management and disclosure of environmental, social and governance risk policies, we will generally vote against the annual reporting and accounts or an equivalent resolution.
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Climate risk management: We encourage companies to report on material climate-related risks and opportunities and how these are considered within the company’s strategy, financial planning, governance structures and risk management frameworks in accordance with the recommendations of the Task Force on Climate-related Financial Disclosures (“TCFD”), or other relevant reporting frameworks. For companies in industries that materially contribute to climate change, we encourage comprehensive disclosure of greenhouse gas emissions and Paris-aligned emissions reduction targets, where appropriate. Invesco may take voting action at companies that fail to adequately address climate-related risks, including opposing director nominations in cases where we view the lack of effective climate transition risk management as potentially detrimental to long-term shareholder value.
Shareholder proposals addressing environmental and social risks: Invesco may support shareholder resolutions requesting that specific actions be taken to address environmental and social (“E&S”) issues or mitigate exposure to material E&S risks, including reputational risk, related to these issues. When considering such proposals, we will consider a company's track record on E&S issues, the efficacy of the proposal's request, whether the requested action is unduly burdensome, and whether we consider the adoption of such a proposal would promote long-term shareholder value. We will also consider company responsiveness to the proposal and any engagement on the issue when casting votes.
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We generally do not support resolutions where insufficient information has been provided in advance of the vote or a lack of disclosure inhibits our ability to make fully informed voting decisions.
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We will generally support shareholder resolutions requiring additional disclosure on material environmental, social and governance risks facing their businesses, provided that such requests are not unduly burdensome or duplicative with a company’s existing reporting. These may include, but are not limited to, reporting on the following: gender and racial diversity issues, political contributions and lobbying disclosure, information on data security, privacy, and internet practices, human capital and labor issues and the use of natural capital, and reporting on climate change-related risks.

Ratification of board and/or management acts: We will generally support proposals to ratify the actions of the board of directors, supervisory board and/or executive decision-making bodies, provided there are no material oversight failures as described above. When such oversight concerns are identified, we will consider a company’s response to any issues raised and may vote against ratification proposals instead of, or in addition to, director nominees.
F. Executive Compensation and Alignment
Invesco supports compensation polices and equity incentive plans that promote alignment between management incentives and shareholders’ long-term interests. We pay close attention to local market practice and may apply stricter or modified criteria where appropriate.
Advisory votes on executive compensation, remuneration policy and remuneration reports: We will generally not support compensation-related proposals where more than one of the following is present:
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there is an unmitigated misalignment between executive pay and company performance for at least two consecutive years;
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there are problematic compensation practices which may include among others incentivizing excessive risk taking or circumventing alignment between management and shareholders’ interests via repricing of underwater options;
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vesting periods for long-term incentive awards are less than three years;
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the company “front loads” equity awards;
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there are inadequate risk mitigating features in the program such as clawback provisions;
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excessive, discretionary one-time equity grants are awarded to executives;
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less than half of variable pay is linked to performance targets, except where prohibited by law.
Invesco will consider company reporting on pay ratios as part of our evaluation of compensation proposals, where relevant.
Equity plans: Invesco generally supports equity compensation plans that promote the proper alignment of incentives with shareholders’ long-term interests, and generally votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features which may include provisions to reprice options without shareholder approval, plans that include evergreen provisions or plans that provide for automatic accelerated vesting upon a change in control.
Employee stock purchase plans: We generally support employee stock purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock represents a reasonable discount from the market price.
Severance Arrangements: Invesco considers proposed severance arrangements (sometimes known as “golden parachute” arrangements) on a case-by-case basis due to the wide variety among their terms. Invesco acknowledges that in some cases such arrangements, if reasonable, may be in shareholders’ best interests as a method of attracting and retaining high-quality executive talent. We generally vote in favor of proposals requiring shareholder ratification of senior executives’ severance agreements where the proposed terms and disclosure align with good market practice.

Exhibit A
Harbourview Asset Management Corporation
Invesco Advisers, Inc.
Invesco Asset Management (India) Pvt. Ltd*1
Invesco Asset Management (Japan) Limited*1
Invesco Asset Management (Schweiz) AG
Invesco Asset Management Deutschland GmbH
Invesco Asset Management Limited1
Invesco Asset Management Singapore Ltd
Invesco Australia Ltd
Invesco European RR L.P
Invesco Canada Ltd.1
Invesco Capital Management LLC
Invesco Capital Markets, Inc.*1
Invesco Hong Kong Limited
Invesco Investment Advisers LLC
Invesco Investment Management (Shanghai) Limited
Invesco Investment Management Limited
Invesco Loan Manager, LLC
Invesco Managed Accounts, LLC
Invesco Management S.A
Invesco Overseas Investment Fund Management (Shanghai) Limited
Invesco Pensions Limited
Invesco Private Capital, Inc.
Invesco Real Estate Management S.a.r.l1
Invesco RR Fund L.P.
Invesco Senior Secured Management, Inc.
Invesco Taiwan Ltd*1
Invesco Trust Company
Oppenheimer Funds, Inc.
WL Ross & Co. LLC
* Invesco entities with specific proxy voting guidelines
1 Invesco entities with specific conflicts of interest policies

Proxy Voting Guidelines
for
Invesco Asset Management (Japan) Limited

Invesco Japan Proxy Voting Guideline
Invesco Japan (hereinafter “we” or “our) votes proxies to maximize the interests of our clients (investors) and beneficiaries in the long term, acknowledging the importance of corporate governance based on fiduciary duties to our clients (investors) and beneficiaries. We do not vote proxies for the interests of ourselves and any third party other than clients (investors) and beneficiaries. The interests of clients (investors) and beneficiaries are to expand the corporate value or the shareholders’ economic interests or prevent damage thereto. Proxy voting is an integral part of our stewardship activities, and we make voting decisions considering whether the proposal would contribute to corporate value expansion and sustainable growth.
To vote proxies adequately, we have established the Responsible Investment Committee and developed the Proxy Voting Guideline to govern the decision-making process of proxy voting. While we may seek advice from an external service provider based on our own guidelines, our investment professionals make voting decisions in principle, based on the proxy voting guideline, taking into account whether they contribute to increasing the subject company’s shareholder value.
Responsible proxy voting and constructive dialogue with investee companies are important components of stewardship activities. While the Proxy Voting Guideline are principles for our voting decisions, depending on the proposals, we may make an exception if we conclude that such a decision is in the best interests of clients (investors) and beneficiaries after having constructive dialogue with the investee companies. In such a case, approval of the Responsible Investment Committee shall be obtained.
The Responsible Investment Committee consists of members including Chief Investment Officer, as the chair, Head of Compliance, Head of ESG, investment professionals nominated by the chair and the other members, including persons in charge at the Client Reporting department.
We have established the Conflict of Interest Management Policy. In the situation that may give rise to a conflict of interest, we aim to control it in the best interests of clients (investors) and beneficiaries. The Compliance department is responsible for governing company-wide control of a conflict of interest. The Compliance department is independent of Investment and Sales departments and shall not receive any command or order for the matters compliant with the laws and regulations, including a conflict of interest, from them.
Proxy Voting Guidelines
1. Appropriations of Retained Earnings and Dividends
We decide how to vote on proposals seeking approval for appropriations of retained earnings and dividends, taking into account the subject company’s financial conditions and business performance, shareholders’ economic interests and so on.
•
Taking into account the company’s capital adequacy, business strategies, and so on if the total payout ratio, including dividends and share repurchases, is significantly low, we consider voting against the proposals unless reasonable explanations are given by the company.
•
With respect to the company where the Board of Directors determines appropriations of retained earnings, taking into account the subject company’s capital adequacy, business strategies, and so on if the total payout ratio, including dividends and share repurchases, is significantly low, we consider voting against the reappointment of board directors unless reasonable explanations are given by the company.
•
Taking into account the subject company’s capital adequacy, business strategies, and so on if the total payout ratio, including dividends and share repurchases, is significantly low, we consider voting for shareholder proposals increasing shareholder returns.

2. Appointment of Board Directors
We decide how to vote on proposals concerning the appointment of board directors, taking into account their independence, competence, anti-social activity records (if any), and so on. Furthermore, we decide how to vote on the reappointment of board directors, taking into account their corporate governance practices, accountability during their tenures, the company’s business performance and anti-social records (if any), and so on in addition to the above factors.
Board directors should make best efforts to continuously gain knowledge and skills to fulfill the critical role and responsibilities in the company’s governance. A company should also provide sufficient training opportunities.
Independent outside directors are expected to play a significant role, such as safeguarding minority shareholders’ interests through action based on their insights to increase the company’s corporate value. It is desirable to enhance the board’s governance function with independent outside directors accounting for the board majority. However, given the challenge to secure competent candidates, we also recognize that it is difficult for all the companies, irrespective of their size, to deploy the independent outside directors’ majority on the Board.
Sufficient disclosure is a prerequisite for reflecting the assessment of independence and suitability of director candidates and board composition in voting decisions. Currently, there are cases where sufficient information cannot be obtained due to insufficient disclosure on a board chair, each committee’s function and committee chairs in Notice of Annual General Meeting (AGM) and a corporate governance report, as well as untimeliness of these issuances. We generally make decisions based on Notice of AGM, a corporate governance report and an annual securities report disclosed by the time of voting. However, this shall not apply if we obtain such information from direct engagement with the company or find relevant disclosure elsewhere.
(1)
Independence
We generally vote for the appointment of outside directors. However, we generally vote against if a candidate is not regarded as independent of the subject company. It is desirable that the company discloses information, such as numerical data, which supports our decision on board independence.
•
We view the following outside director candidates are not independent enough.
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Candidates who have been working for the following companies for the last ten years or are those people’s relatives.
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The subject company
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Its subsidiary
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Its parent company
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Candidates who have been working for the following companies for the last five years or are those people’s relatives.
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Shareholders who own more than 10% of the subject company
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Principal loan lenders
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Principal securities brokers
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Major business partners
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Auditors
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Audit companies, consulting companies or any related service providers which have any consulting contracts with the subject company
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Any other counterparts which have any interests in the subject company

In cases other than above, we separately scrutinize the independence of candidates who are regarded as not independent enough.
•
We take extra care when we assess the independence of candidates from a company which is regarded as a policy shareholder under cross shareholding, mutually sends outside directors to each other, and so on, as such cases potentially raise doubts about their independence. The company should give reasonable explanations. It is also desirable that the company contrives the timing and method of disclosure to allow investors to understand those relationships enough.
•
We judge board independence according to the stock exchange’s independence criteria with emphasizing independence ensured practically. We consider each company’s business environment and make the best effort to engage with the subject company to determine the independence of the candidates.
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We regard an outside director with a significantly long tenure as non-independent and consider voting against the reappointment of such an outside director. We generally consider voting against the reappointment of outside directors whose tenures are longer than ten years.
•
If the subject company is a company with Audit Committee, we judge the independence of outside director candidates who become audit committee board members using the same independence criteria for the appointment of statutory auditors in principle.
•
We generally consider voting against the appointment of top executives and a nominating committee chair at a company with three Committees if independent outside directors of the subject company account for less than 1/3 of the Board after the AGM. However, this shall not apply if we confirm sufficient planning or special circumstances on increasing the number of independent outside directors in engagements.
•
In case the subject company has a parent company, we generally consider voting against the appointment of top executives and a nominating committee chair at a company with three Committees if independent outside directors account for less than half of the Board after the AGM. However, this shall not apply if we confirm sufficient planning or special circumstances on increasing the number of independent outside directors in engagements.
(2)
Attendance rate and concurrent duties
•
All members are expected to attend board and respective committee meetings in principle. A Company is generally obligated to facilitate all members to attend these meetings. We generally vote against the reappointment of board directors who attended less than 75% of board or respective committee meetings.
•
We take into account not only the number of attendance but nomination reasons and candidates’ real contributions if disclosed.
•
We take extra care when we assess the capability of board directors who have many concurrent duties as an outside director or outside statutory auditor of listed companies, as such cases potentially arise doubts about their capacity given the importance of outside directors’ role and responsibilities. Accordingly, we consider voting against the appointment of board directors who perform five or more duties as a director or statutory auditor of a listed company or equivalent company.
•
If a company nominates a board director with many concurrent duties, it should provide reasonable explanations. It is also desirable that the company contrives disclosure timing and methods to allow investors to understand the situation enough.
(3)
Company’s business performance
•
We consider voting against the reappointment of board directors if the subject company made a loss for the three consecutive years during their tenures.

•
We consider voting against the reappointment of board directors if we judge that the subject company’s business performance significantly lags the peers in the same industry during their tenures.
•
We consider voting against top executives if, concerning capital efficiency including return on capital, business strategies achieving corporate value expansion and sustainable growth are not demonstrated, and constructive dialogues are not conducted.
(4)
Company’s anti-social activities
•
If we judge that a corporate scandal damages or is likely to damage shareholder value with having a significant effect on society during a board tenure, we conduct adequate dialogues with the subject company on the background and subsequent resolutions of the scandal. Based on the dialogues, we decide how to vote on the reappointment of top executives, board directors in charge of those cases and audit committee board members at a company with Audit Committee or three Committees, considering the impact on shareholder value.
•
With respect to domestic corporate scandals, at the time a company receives administrative dispositions to cartel, bid-rigging, and so on from authorities, such as the Fair Trade Commission, we consider voting against the reappointment of top executives, directors in charge and audit committee board members at a company with Audit Committee or three Committees. However, in case final dispositions are subsequently determined based on appeal or complaints resolutions, we do not vote against the reappointment again at that time. We vote on a case-by-case basis concerning compensation orders in a civil case, dispositions from the Consumer Affairs Agency or administrative dispositions from overseas authorities.
•
With respect to administrative dispositions to an unlisted subsidiary or affiliate, we consider voting against the reappointment of top executives, directors in charge and audit committee board members at a company with Audit Committee or three Committees of the holding or parent company. If a subsidiary or affiliate is listed, we consider voting against the reappointment of top executives, directors in charge and audit committee board members at a company with Audit Committee or three Committees of both the subsidiary or affiliate and the holding or parent company. However, we may vote on a case-by-case basis, depending on the importance of the disposition to the subsidiary or affiliate, its impact on the holding or parent company’s financial performance, and so on.
•
With respect to employees’ scandals, if the scandal damages or is likely to damage shareholder value, and we judge that the subject company owes management responsibility, we consider voting against the reappointment of top executives, directors in charge and audit committee board members at a company with Audit Committee or three Committees.
•
We consider voting against the reappointment of board directors if the subject company engages in window dressing or inadequate accounting practices during their tenures.
(5)
Activities against shareholder interest
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If a company raises capital through an excessively dilutive third-party allotment without a shareholders’ meeting’s approval, we consider voting against the reappointment of board directors, particularly top executives.
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If a company raises capital through a large-scale public offering without reasonable explanations, we consider voting against the reappointment of board directors, particularly top executives.
•
If a company does not execute a shareholder proposal regarded as favorable for minority shareholders receiving the majority support from shareholders or does not make a similar company proposal at an AGM in the following year, we consider voting against the appointment of top executives.
(6)
Others
•
If a company insufficiently discloses board director candidates’ information, we generally vote against such candidates.

3. Composition of Board of Directors
While each company’s board structure would differ depending on its size and so on, we believe that a company with three Committees (Nomination, Audit and Remuneration) is desirable to achieve better governance as a listed company. For a company with Board of Statutory Auditors (Kansayaku) or Audit Committee, it is also desirable to voluntarily deploy a Nomination Committee, a Remuneration Committee and other necessary committees. Besides, it is desirable that Board Chair is an independent outside director. We believe that a highly transparent board composition ensures management accountability and contributes to sustained enterprise value expansion. Finally, the disclosure of the third-party assessment on the Board of Directors is desirable.
To strengthen the Board of Directors’ monitoring function and increase its transparency and effectiveness, we believe it is important to ensure gender, nationality, career, and age diversity in principle. It is desirable that each company adopts a skills matrix that defines the diversity and expertise required to fulfill the Board’s responsibilities reflecting its situation and selects director candidates accordingly.
We are concerned about retired directors assuming consulting, advisory or other similar positions which could negatively impact transparency and decision making of the Board. If such positions exist, and retired directors assume them, it is desirable that the company discloses their existence, their expected roles and contributions and compensations for such posts.
(1)
Number of board members and change in board composition
•
We decide how to vote on proposals concerning the number of board members and change in board composition, taking into account the impacts on the subject company and shareholders’ economic interests compared to the current situations.
•
The number of board members should be optimized to make the right management decision at the right time. We may consider each company’s business situation and scale. However, we generally consider voting against the appointment of top executives and a nominating committee chair at a company three Committees if the number of board members is expected to exceed 20 without decreasing from the previous AGM, and reasonable explanations are not given.
•
We generally vote against the appointment of top executives and a nomination committee chair at a company three Committees if a decrease in outside directors or an increase in internal directors reduces the percentage of outside directors to less than half of the board members.
•
If there are no females on the Board, we consider voting against the appointment of top executives and a nomination committee chair at a company three Committees. However, this shall not apply if we confirm sufficient planning or special circumstances on increasing the number of female directors in engagements.
•
We believe that board diversity is important and may set a higher target for a female board member ratio in the future. Similarly, we may set a racial and nationality diversity target, especially for companies with global business operations.
(2)
Procedures of board director appointment, scope of their responsibilities and so on
•
We decide how to vote on proposals concerning change in board director appointment procedures, taking into account the rationales, and so on, compared to the current procedures.
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We generally vote against proposals reducing board directors’ responsibilities for financial damages on fiduciary duty breach.
•
Board directors’ responsibilities include effective monitoring of top executives succession planning. The Nomination Committee at a company with three Committees or the arbitrary Nomination Committee created at a company with the other governance structures should provide effective monitoring of successor development and appointment with transparency. It is desirable that an independent outside director serves as Nomination Committee Chair. If we judge that the succession procedure significantly lacks transparency and rationality, we consider voting against the appointment of top executives.
4. Appointment of Statutory Auditors (Kansayaku)
We decide how to vote on proposals concerning the appointment of statutory auditors, taking into account their independence, competence and anti-social activities records (if any), and so on. We decide how to vote on the reappointment of statutory auditors, taking into account their corporate governance practices and accountability during their tenures, the company’s anti-social activity records, and so on in addition to the above factors.
Statutory auditors and audit committee board directors at a company with Audit committee or three Committees should have deep knowledge specialized in accounting, laws and regulations and should make best efforts to continuously gain knowledge and skills to fulfill the critical role and responsibilities in the company’s governance. A company should also provide sufficient training opportunities.
(1)
Independence
•
We generally vote against the appointment of outside statutory auditors without independency.
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In general, a person who has no relationship with the subject company other than a statutory auditor appointment is regarded as independent.
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We regard that an outside statutory auditor with a significantly long tenure is not independent and generally vote against the reappointment of such an outside statutory auditor. We generally consider voting against the candidate whose tenure is longer than ten years.
(2)
Attendance rate and concurrent duties
•
All statutory auditors are expected to attend board or board of statutory auditors meetings in principle. A companies is generally obligated to facilitate all statutory auditors to attend these meetings. We generally vote against the reappointment of statutory auditors who attended less than 75% of board or board of statutory auditors meetings.
•
We take into account not only the number of attendance but nomination reasons and candidates’ real contributions if disclosed.
•
We take extra care when we assess the capability of statutory auditors who have many concurrent duties as an outside director or outside statutory auditor of listed companies, as such cases potentially arise doubts about their capacity given the importance of outside statutory auditors’ role and responsibilities. Accordingly, we consider voting against the appointment of statutory auditors who perform five or more duties as a board director or statutory auditor of a listed company or equivalent company. If a company nominates a statutory auditor with many concurrent duties, it should give reasonable explanations. It is also desirable that the company contrives disclosure timing and methods to allow investors to understand the situation enough.
(3)
Accountability
•
If there are material concerns about a published audit report or audit procedures, or insufficiencies of required disclosures, we vote against the reappointment of statutory auditors.
(4)
Company’s anti-social activities
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If we judge that a corporate scandal damages or is likely to damage shareholder value with having a significant impact on society during a statutory auditor’s tenure, we conduct adequate dialogues with the subject company on the background and subsequent resolutions of the scandal. Based on the dialogues, we decide how to vote on the reappointment of statutory auditors, considering the impact on shareholder value.
•
With respect to domestic corporate scandals, at the time a company receives administrative dispositions to cartel, bid-rigging, and so on from authorities, such as the Fair Trade Commission, we consider voting against the reappointment of statutory auditors. However, in case the final dispositions are subsequently determined based on appeal or complaints resolutions, we do not vote against the reappointment again at that time. We vote on a case-by-case basis concerning compensation orders in a civil case, dispositions from the Consumer Affairs Agency or administrative dispositions from overseas authorities.
•
With respect to administrative dispositions to an unlisted subsidiary or affiliate, we consider voting against the reappointment of statutory auditors of the holding or parent company. If a subsidiary or affiliate is listed, we consider voting against the reappointment of statutory auditors of both the subsidiary or affiliate and the holding or parent company. However, we may decide on a case-by-case basis, depending on the importance of the dispositions to the subsidiary or affiliate, its impact on the holding or parent company’s financial performance, and so on.
•
With respect to employees’ scandals, if the scandal damages or is likely to damage shareholder value, and we judge that the subject company owes management responsibility, we consider voting against the reappointment of statutory auditors.
•
We consider voting against the reappointment of statutory auditors if the subject company engages in window-dressing or inadequate accounting practices during their tenures.
5. Composition of Board of Statutory Auditors (Kansayaku)
We decide how to vote on proposals concerning the number of members or change in composition of the board of statutory auditors, taking into account the impact on the subject company and shareholders’ economic interests compared to the current situations.
•
We consider an increase in statutory auditors favorably. However, in case of a decrease, we consider voting against the reappointment of top executives unless clear and reasonable explanations are given.
6. Appointment of Accounting Auditors
We decide how to vote on proposals concerning the appointment and replacement of accounting auditors, taking into account their competence, audit fee levels, and so on.
•
We generally vote against the reappointment of statutory auditors (Kansayaku) or audit committee board members at a company with Audit Committee or three Committees if we judge that a company reappoints an accounting auditor without replacing it despite the following accounting audit problems.
•
It is determined that an accounting auditor provides an unfair opinion on the company’s financial conditions.
•
In case there are concerns on financial statements, required disclosures are insufficient.
•
In case an accounting auditor has a service contract other than accounting audit services with the subject company, it is regarded that such a contract creates a conflict of interest between them.
•
Excessive audit fees are paid.
•
It is regarded that an accounting auditor makes fraud or negligence.
•
If it is regarded that an accounting auditor has issues in other company’s audits, in case a company appoints or reappoints the accounting auditor without replacing it, we take the impact on the company’s corporate value full consideration into voting decisions.
•
We generally vote against proposals concerning accounting auditor replacement if it is regarded that a company changes an incumbent accounting auditor due to a dispute about accounting principles.

7. Compensation for Board Directors, Statutory Auditors (Kansayaku) and Employees
(1)
Board directors’ salaries and bonuses
•
It is desirable to increase the proportion of stock incentive plans in board directors’ salaries and bonuses, on condition that a performance-based compensation structure is established, transparency, such as disclosures of a benchmark or formula laying the foundations for calculation, ensures accountability, and the impact on shareholders, such as dilution, are taken into considerations. The Remuneration Committee at a company with three Committees (Nomination, Audit and Remuneration) or the arbitrary Remuneration Committee preferably deployed at a company with the other governance structures should ensure the accountability of compensation schemes. It is desirable that an independent outside director serves as Remuneration Committee Chair.
•
We consider voting against proposals seeking approval for salaries and bonuses in the following cases.
•
Negative correlation between company’s financial performance and directors’ salaries and bonuses are observed.
•
Inappropriate systems and practices are in place.
•
The total amount of salaries and bonuses is not disclosed.
•
Management failures, such as a significant share price decline or serious earnings deterioration, are apparent.
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The remuneration proposal includes people determined to be responsible for activities against shareholder interest.
•
We generally vote for shareholder proposals requesting disclosure of individual directors’ salaries and bonuses.
•
If a company implements any measures ensuring transparency other than disclosure, we take it into consideration.
•
If there is no proposal seeking approval for directors’ salaries and bonuses, and the compensation structure lacks transparency, we consider voting against the appointment of top executives.
•
We generally vote against bonuses for statutory auditors at a company with Board of Statutory Auditors and audit committee board members at a company with Audit Committee.
•
We separately consider voting to audit committee board members at a company with three Committees.
(2)
Stock incentive plans
•
We decide how to vote on proposals concerning stock incentive plans, including stock options and restricted stock units, taking into account the impact on shareholder value and rights, compensation levels, the scope, the rationales, and so on.
•
We generally vote against proposals seeking to lower the strike price of stock options.
•
We generally vote for proposals seeking to change the strike price on condition that shareholders’ approval is required every time.
•
We generally vote against stock incentive plans if the terms and conditions for exercising options, including equity dilution, lack transparency. We generally consider voting against proposals potentially causing 10% or more equity dilution.
•
It is desirable that stock incentive plans is a long-term incentive aligned with sustainable growth and corporate value expansion. As such, we generally vote against stock incentive plans allowing recipients to exercise all the rights within two years after vested for the subject fiscal year. However, this shall not apply to recipients who retire during the subject fiscal year. We assess the validity if a vesting period is regarded as too long.
•
We generally vote against stock incentive plans granted to statutory auditors and audit committee board members at a company with Audit Committee.
•
We separately consider stock incentive plans granted to audit committee board members, including both inside and outside directors, at a company with three Committees.
•
We generally vote against stock incentive plans granted to any third parties other than employees.
•
We generally vote against stock incentive plans in case a company is likely to adopt the plans as takeover defense.
(3)
Employee stock purchase plan
•
We decide how to vote on proposals concerning employee stock purchase plans, taking into account the impact on shareholder value and rights, the scope and the rationales, and so on.
(4)
Retirement benefits for board directors
•
We decide how to vote on proposals concerning grant of retirement benefits, taking into account the scope and scandals (if any) of recipients and business performance and scandals (if any) of the subject company, and so on.
•
We generally vote for proposals granting retirement benefits if all the following criteria are satisfied.
•
The granted amount is disclosed.
•
Outside directors, statutory auditors and audit committee board members at a company with Audit Committees are excluded.
•
Recipients do not cause any significant scandals during their tenures.
•
The subject company does not make a loss for the three consecutive years, or its business performance is not determined to significantly lag behind the peers in the same industry.
•
The company does not cause scandals that significantly impact society and damage, or are unlikely to damage, shareholder value during their tenures.
•
The company does not engage in window-dressing or inadequate accounting practices during their tenures.
8. Cross-shareholdings
If a company holds shares for the sake of business relations (cross shareholdings), the company should explain the medium- to long-term business and financial strategies, including capital costs, and disclose proxy voting guidelines, voting results, and so on. If the company does not give reasonable explanations and engage in constructive dialogues, we consider voting against the appointment of top executives. It is important that the company does not hinder the sales/reduction of cross shareholdings when a policy shareholder intends.
•
If a company's cross shareholdings account for 20% or more of its net assets, we generally consider voting against the appointment of top executives. However, this shall not apply if we confirm that the company makes a reduction, does sufficient planning or has industry- specific circumstances that should be taken into consideration in engagement.
9. Capital Policy
As a listed companies’ capital policy is likely to significantly impact shareholder value and interests, a company should implement a rational capital policy and explain capital policy guidelines to shareholders. We consider voting against proposals concerning capital policies that we judge damage shareholder value. If a company has a capital policy that is not part of proposals at an AGM but regarded to damage shareholder value, we consider voting against the reappointment of board directors.
•
It is undesirable that a company intends to maintain or increase so-called “friendly” stable shareholders and infringes minority shareholders’ rights by the third-party allotment, treasury stocks transfer or company management holdings’ transfer to foundations affiliated with the company.
(1)
Change in authorized shares
•
We decide how to vote on proposals seeking to increase authorized shares, taking into account the impact on shareholder value and rights, the rationales, the impact on the sustainability of stock market listing and a going concern, and so on.
•
We generally vote for proposals seeking to increase authorized shares if we judge that not increasing authorized shares is likely to lead to delisting or have a significant impact on a going concern.
•
We generally vote against proposals seeking to increase authorized shares after an acquirer emerges.
(2)
New share issue
•
We decide how to vote on new share issues, taking into account the rationales, the terms and conditions of issues, the impact of dilution on shareholder value and rights and the impact on the sustainability of stock market listing or a going concern, and so on.
(3)
Share repurchase and reissue
•
We decide how to vote on proposals concerning share repurchase or reissue, taking into account the rationales, and so on.
(4)
Stock split
•
We generally vote for proposals seeking a stock split.
(5)
Consolidation of shares (reverse stock split)
•
We decide how to vote on proposals seeking consolidation of shares, taking into account the rationale, and so on.
(6)
Preferred shares
•
We generally vote against proposals seeking to issue blank-cheque preferred shares or increase authorized shares without specifying voting rights, dividends, conversion and other rights.
•
We generally vote for proposals seeking to issue preferred shares or increase authorized shares if voting rights, dividends, conversion and other rights are specified, and those rights are regarded as reasonable.
•
We generally vote for proposals requiring approvals for preferred shares issues from shareholders.
(7)
Convertible bonds
•
We decide how to vote on proposals seeking to issue convertible bonds, taking into account the number of new shares, the time to maturity, and so on.
(8) Corporate bonds and credit facilities
•
We decide how to vote on proposals concerning a corporate bond issue or a credit facility expansion, taking into account the subject company’s financial conditions, and so on.
(9) Debt capitalization
•
We decide how to vote on proposals seeking to change the number of authorized shares or issue shares for debt restructuring, taking into account the terms and conditions of the change or the issue, the impact on shareholder value and rights, the rationales, the impact on the sustainability of stock market listing and a going concern, and so on.
(10) Capital reduction
•
We decide how to vote on proposals concerning capital reduction, taking into account the impact on shareholder value and rights, the rationales and the impact on the sustainability of stock market listing and a going concern, and so on.
•
We generally vote for proposals seeking capital reduction following standard accounting procedures.
(11) Financing plan
•
We decide how to vote on proposals concerning a financing plan, taking into account the impact on shareholder value and rights, the rationales and the impact on the sustainability of stock market listing and a going concern, and so on.
(12) Capitalization of reserves
•
We decide how to vote on proposals seeking capitalization of reserves, taking into account the rationales, and so on.
10. Amendment to Articles of Incorporation and Other Legal Documents
(1) Change in an accounting period
•
We generally vote for proposals seeking to change an accounting period unless it is regarded as an aim to delay an AGM.
(2) Amendment to articles of incorporation
•
We decide how to vote on proposals to amend an article of incorporation, taking into account the impact on shareholder value and rights, the necessity, the rationales, and so on.
•
We generally vote for proposals seeking to amend an article of incorporation if it is required by law.
•
We generally vote against proposals seeking to amend an article of incorporation if we judge that it is likely to infringe shareholder rights or damage shareholder value.
•
We generally vote for transition to a company with three Committees.
•
We decide how to vote on proposals seeking to relax or eliminate special resolution requirements, taking into account the rationale.
•
We are concerned about retired directors assuming advisory, consulting, or other similar positions which could negatively impact on transparency and decision making of the Board of Directors. We generally vote against proposals seeking to create such a position.
•
We generally vote for proposals seeking to authorize a company to hold virtual-only meetings, taking into account the impact on shareholder value and rights.
•
We will consider, among other things, a company’s practices, jurisdiction and disclosure, including the items set forth below:
•
meeting procedures and requirements are disclosed in advance of a meeting detailing the rationale for eliminating the in-person meeting,
•
safeguard and clear and comprehensive description as to how and when shareholders submit and ask questions either in advance of or during the meeting,
•
disclosure regarding procedures for questions received during the meeting, but not answered due to time or other restrictions, and

•
description of how shareholder rights will be protected in a virtual-only meeting format including the ability to vote on proposals during the time the polls are open.
(3) Change in a quorum for an annual general meeting (AGM)
•
We decide how to vote on proposals concerning change in quorum for an AGM, taking into account the impact on shareholder value and rights, and so on.
11. Company Organization Change
(1) Change in a registered company name and address
•
We decide how to vote on proposals seeking to change a registered company name, taking into account the impact on shareholder value, and so on.
•
We generally vote for proposals seeking to change a registered address.
(2) Company reorganization
•
We decide how to vote on proposals concerning the following company reorganization, taking into account their respective impacts on shareholder value and rights, the subject company’s financial conditions and business performance, and the sustainability of stock market listing or a going concern, and so on.
Mergers and acquisitions
Business transfers
Company split (spin-off)
Asset sale
Company sale
Liquidation
12. Proxy Fight
(1)
Proxy fight
•
We decide how to vote on proposals concerning the appointment of directors with opposition candidates, taking into account their independence, competence, anti-social activity records (if any), corporate governance practices and accountability of the candidates and business performance and anti-social activity records (if any) of the subject company, the proxy fight background, and so on.
(2)
Proxy context defense
•
Classified board
•
We generally vote against proposals seeking to introduce a classified board.
•
We generally vote for proposals seeking to set a director's term of one year.
•
Shareholder rights to remove a director
•
We generally vote against proposals seeking to tighten requirements for shareholders to remove a director.
•
Cumulative voting
•
We decide how to vote on proposals seeking to introduce cumulative voting for director appointments, taking into account the background, and so on.

•
We decide how to vote on proposals seeking to terminate cumulative voting for director appointment, taking into account the background, and so on.
13. Takeover Defense
We believe that management and shareholder interest is not always aligned. As such, we generally vote against the creation, amendment and renewal of takeover defense measures that we judge decrease shareholder value or infringes shareholder rights. We generally vote against the reappointment of directors if takeover defense measures are not part of proposals at an AGM but are regarded to decrease shareholder value or infringes shareholder rights.
•
Relaxing requirements to amend articles of incorporation and company policies
•
We decide how to vote on proposals seeking to relax requirements to amend articles of incorporation or company policies, taking into account the impact on shareholder value and rights, and so on.
•
Relaxing of requirements for merger approval
•
We decide how to vote on proposals seeking to relaxing requirements for merger approval, taking into account the impact on shareholder value and rights, and so on.
14. Environment, Social and Governance (ESG)
We support the United Nations Principles for Responsible Investment (UN PRI) and acknowledge that company’s ESG practices are an important factor in investment decision making. Thus, we consider voting against the reappointment of top executives and directors in charge if we judge that there is an issue that could significantly damage corporate value. We consider voting for proposals related to ESG materiality, including climate change or diversity, if we judge that such proposals contribute to preventing from damaging or expanding corporate value. If not, we consider voting against such proposals.
15. Disclosure
Disclosure and constructive dialogues based thereon are important in proxy voting and investment decision making. Furthermore, proactive disclosure and effective engagement are desirable as demand for ESG disclosure, including climate change, has been increasing, and the disclosure frameworks have been rapidly progressing.
•
We generally vote against proposals that lack sufficient disclosure to make proxy voting decisions.
•
We generally vote for proposals seeking to enhance disclosures if such information is beneficial to shareholders.
•
If a company’s financial and non-financial disclosures is significantly poor, and if the level of investor relations activities by management or people in charge is significantly low, we consider voting against the reappointment of top executives and directors in charge.
16. Conflict of Interest
We abstain from voting proxies of the following companies that are likely to have a conflict of interest. We also abstain from voting proxies with respect to the following investment trusts that are managed by us or Invesco group companies, as a conflict of interest may rise.
•
Companies and investment trusts that we abstain from voting proxies:
•
Invesco Ltd.
We have established the Conflict of Interest Management Policy. In the situation that may give rise to a conflict of interest, we aim to control it in the best interests of clients (investors) and beneficiaries. The Compliance department is responsible for governing company-wide control of a conflict of interest. The Compliance department is independent of the Investment and Sales departments and shall not receive any command or order for the matters compliant with the laws and regulations, including a conflict of interest, from the Investment and Sales departments.
Proxy voting and stewardship activities are reported to the Responsible Investment Committee. The Responsible Investment Committee approves them. Besides, the Compliance department reviews whether conflicts of interest are properly managed in proxy voting and then reports the results to the Conflict of Interest Oversight Committee. Furthermore, the results are reported to the Executive Committee in Tokyo and the Invesco Proxy Advisory Committee.
17. Shareholder Proposals
We vote on a case-by-case basis on shareholder proposals while we follow the Proxy Voting Guidelines in principle.
DISCLAIMER: The English version is a translation of the original in Japanese for information purposes only. In case of a discrepancy, the Japanese original will prevail. You can download the Japanese version from our website: http://www.invesco.co.jp/footer/proxy.html.
2092318-JP

Proxy Voting Guidelines
for
Invesco Asset Management (India) Pvt. Ltd.
Voting Policy

Invesco Asset Management (India) Pvt. Ltd.
Voting Policy

Invesco Asset Management (India) Pvt. Ltd.
Voting Policy
A.
Preamble
SEBI vide its circular reference no. SEBI/IMD/Cir No.18/198647/2010 dated March 15, 2010 has stated that mutual fund should play an active role in ensuring better corporate governance of listed companies. The said circular stated that the AMCs should disclose their general policies and procedures for exercising the voting rights in respect of shares held by them.
Subsequently, SEBI vide its circular ref. no. CIR/IMD/DF/05/2014 dated March 24, 2014, SEBI/HO/IMD/DF2/CIR/P/2016/68 dated August 10, 2016, SEBI vide its circular ref. no. CIR/CFD/CMD1/ 168 /2019 dated December 24, 2019 and SEBI/HO/IMD/DF4/CIR/P/2021/29 dated March 5, 2021 have amended certain provisions of above mentioned circular specifying additional compliance / disclosure requirements with respect to exercise of voting rights by mutual funds so as to further improve transparency as well as encourage Mutual Funds/AMCs to diligently exercise their voting rights in best interest of the unitholders. In this respect, AMFI vide its best practices guidelines circular no. 35P/ MEM-COR/ 51/ 2020-21 dated March 09, 2021 has communicated that it would be mandatory for the Mutual Funds to cast their votes ‘For’ or ‘Against’ and Abstention will not be counted as having voted.
This policy is drafted in pursuance of SEBI circular dated March 15, 2010 read with March 24, 2014, August 10, 2016, December 24, 2019 and circular dated March 5, 2021 and provides general philosophy, broad guidelines, procedures and principles for exercising voting rights.
Invesco Asset Management (India) Private Limited (“IAMI”) is an Investment Manager to the scheme(s) of Invesco Mutual Fund (“the Fund”). As an investment manager, IAMI has fiduciary responsibility to act in the best interest of unit-holders of the Fund. This responsibility includes exercising voting rights attached to the securities of the companies in which the schemes of the Fund invest. It will be IAMI’s endeavor to participate in the voting process (i.e. exercise voting rights) based on the philosophy enunciated in this policy.
B.
Philosophy of Voting Policy
Good corporate governance ensures that a corporation is managed keeping in mind the long-term interest of shareholders. Promoting good corporate governance standards forms an integral part of corporate ownership responsibilities.
With this in the forefront, IAMI expects all corporations, in which it invests in, to comply with high corporate governance standards. Accordingly, as the decision to invest is generally an endorsement of sound management practices, IAMI may generally vote with the management of these corporations. However, when IAMI is of the view that the unit holders will be prejudiced by any such proposal, then it may vote against such proposal to protect the interest of unit holders. Also, in case of resolutions moved by the shareholders of the company, IAMI will exercise its voting rights in the best interest of its unit holders. Other than matters mentioned under section D (I), in certain circumstances, IAMI may also decide to refrain from voting where it has insufficient information or there is conflict of interest or it does not have a clear stance on the proposal under consideration.
IAMI, as an investment manager, will generally vote in accordance with the Voting Policy. However, it may deviate from the policy if there are particular facts and/or circumstances that warrant for such deviation to protect the interests of unit-holders of the Fund.
C.
Conflict of Interest in Exercising Voting Rights
IAMI, under schemes, may invest in the securities of associate/group companies (to the extent permitted under SEBI (Mutual Funds) Regulations, 1996 as amended from time to time). Further, IAMI is an Indian subsidiary of global organization consisting of many affiliates. Moreover, schemes under IAMI may invest in securities of companies which have invested in schemes of Invesco Mutual Fund. Such scenarios may lead to a situation creating conflict of interest. Potential Conflict of interest may also arise if IAMI and the investee company are associates or are part of the same group; or the investee company holds a material ownership interest in IAMI; a nominee of IAMI has been appointed as a director of the investee company or having cross-directorships, the Investee Company is an entity participating in the distribution of investment products advised or administered by the Investment Manager and/or any of its affiliate; the Investee Company is a client of Investment Manager and/or its affiliates.
IAMI will attempt to avoid conflict of interest and will exercise its voting rights in the best interest of the unit-holders. Voting decisions in such cases will be based on merits without any bias and the same parameters will be applied for taking voting decisions as are applied for other companies.
In cases where there is a potential conflict of interest, IAMI will vote exactly as per recommendations of the proxy voting advisory entity with no modifications whatsoever. In case there is need for a clearer direction, the matter may be referred to the Investment committee for its guidance. Rationale for decision taken/ voting on the issue shall be recorded.
D.
Voting Policy Guidelines
I. The matters regarding, but not limited to, which the IAMI will exercise the voting rights in the Annual General Meeting (AGMs) /Extra Ordinary General Meeting (EGMs)/ Through Postal Ballots/Electronic voting of the investee companies are as follows:
•
Corporate governance matters, including changes in the state of incorporation, merger and other corporate restructuring and anti- takeover provisions.
•
Changes to capital structure, including increase and decrease of capital and preferred stock issuances.
•
Stock option plans and other management compensation issues.
•
Social and corporate responsibility issues.
•
Appointment and Removal of Directors.
•
Any other issue that may affect the interest of the shareholders in general and interest of the unit- holders in particular.
•
Related party transactions of the investee companies (excluding own group companies). For this purpose, “Related Party Transactions” shall have same meaning as assigned to them in clause (zc) of Sub-Regulation (1) of Regulation (2) of the SEBI (Listing Obligation and Disclosure Requirements) Regulations, 2015.
Effective April 01, 2021, voting shall be mandatory for all resolutions mentioned above. Further, for all remaining resolutions which are not covered in (I) above, IAMI will compulsorily be required to cast votes with effect from April 01, 2022.
II. In case of the Mutual Funds having no economic interest on the day of voting, it may be exempted from compulsorily casting of votes.
III. The vote shall be cast at Mutual Fund Level. However, in case Fund Manager/(s) of any specific scheme has strong view against the views of Fund Manager/(s) of the other schemes, the voting at scheme level shall be allowed subject to recording of detailed rationale for the same.
IAMI will exercise voting rights keeping in mind the need to improve economic value of the companies and importance of protecting the interests of unit holders of its schemes but subject to importance of the matter and cost/time implications. The analysts in equity team will make recommendations on key voting issues and same will be approved by the Head of Equity or Fund Manager. In case of conflicts or need for a clearer direction, the matter may be referred to the Voting Committee for its guidance.

E.
Voting Committee
As a guiding principle, IAMI shall exercise voting rights solely in the interest of unit holders of the Fund. IAMI has constituted a Voting Committee (VC).The Committee is empowered to provide guidance on the voting matters referred to it, establish voting guidelines and procedures as it may consider necessary and is responsible to ensure that these guidelines and procedures are adhered to and also make changes in the Policy as may be required from time to time. The members of this Committee are as follows:
•
CEO / COO/Head - Operations (any one)
•
Head of Compliance or Member of compliance team
•
Head of Equity or Fund Manager (equity)
•
Head of Fixed Income and/ or Fund Managers (fixed income)
•
Any other representative as the Committee may co-opt from time to time
Broad Guidelines for functioning of Voting Committee are:
1. Voting Committee may record its decisions by circulation including decisions/guidance on voting matters that have been referred to it.
2. Voting Committee may consult with outside experts and other investors on issues as it may deem fit.
3. Decisions of Voting Committee should be maintained by compliance.
4. Details of voting decisions taken by the Fund Management team will be presented to the Voting Committee/Investment Committee.
5. Voting Committee may review this policy from time to time.
F.
Steps (Procedure) in Exercising Voting Rights
The following points outline the key steps in exercising Voting rights:
1) Notification of company AGMs / EGMs and relevant voting items to Fund Management Team.
2) IAMI shall endeavor to vote for all holdings of the Fund aggregated for all its schemes. The voting will cover all equity holding across all schemes of Invesco Mutual Fund including passive investments like Index Funds, Exchange Traded Fund etc.
3) Custodian will send ballots and or other relevant papers (notice of meeting, proxy form, attendance slips etc.) to IAMI relating to AGM/EGM as soon as it receives.
4) The fund management team is authorized to decide on voting decisions but may refer decisions to the Voting Committee for its guidance/direction.
5) Based on internal discussion within the fund management team, a decision would be arrived to vote on the proposed resolution. Routine matters and ordinary resolutions like adoption of financials (unless there are significant auditor qualifications), dividend declaration, general updating/corrective amendments to the Articles of Association would also be considered for voting purpose. However, IAMI may on a case to case basis, not vote on such resolutions, if it deems fit to do so.
6) IAMI will generally support and vote “for” proposals which are likely to result in maximizing long-term investment returns for unit holders. IAMI would not support and will vote “against” proposals that appear to be detrimental to the company financials / interest of the minority shareholders or which would adversely impact shareholders’ value.
7) IAMI may exercise its voting rights by authorizing its own executives/authorized representative to attend the AGM/EGM or may instruct the Custodian to exercise voting rights in accordance with the instructions of IAMI.

8) IAMI may exercise its voting rights through Postal Ballot or may use Electronic voting mechanism, wherever available, either through its own executives or by authorizing the Custodian. The records of voting exercised through Postal Ballot will be maintained by IAMI.
9) IAMI may utilize the services of third party professional agencies for getting in-depth analyses of proposals and vote recommendations. However, the recommendations of the third party agencies will be non-binding in nature. IAMI will perform due diligence on proxy voting advisory firms at the time of initial selection as well as at the time of renewal of services of the proxy voting. The due diligence will be carried out on parameters viz. resource strength, Companies under coverage, extent of institutional ownership, depth of analysis, quality of advice / recommendations, analyst access & support, timely availability of reports, composition of board of directors, advisory board and top management, web-based interface platform and clientele.
10) The rationale supporting each voting decision (For, Against and Abstain) will be recorded and such records will be retained for number of years (currently 8 years) as may be required under the SEBI (Mutual Funds) Regulations, 1996 from time to time.
G.
Details of Service Provider
IIAS (Institutional Investor advisory Services) has been appointed as our proxy voting advisor. The scope of the agreement with IIAS includes: IIAS shall provide non-binding Voting Recommendations for each Voting Event for Investee companies, access to their research portal and analysts for any discussion, access to their online voting management systems etc. The details of the service provider (currently IIAS) are provided in the “Rationale for continuation of Proxy Voting advisory report” which is prepared once in 2 years. IIAS has standardized voting policies and has a committee-based voting decision making system. Their analysis to arrive at the recommendations are detailed in nature and recommendations are fairly objective. However, the recommendations of IIAS are non-binding in nature, and IAMI, reserves the right to vote differently based on their own judgement on the matter involved.
H.
Disclosures
The disclosures of voting rights exercised are as follows:
•
Details of votes cast by the schemes of the Fund will be uploaded on the website of IAMI (www.invescomutualfund.com) (in machine readable spreadsheet form) on a quarterly basis in the prescribed format within the stipulated timelines as prescribed by SEBI from time to time.
•
Details of votes cast by the schemes of the Fund will be uploaded on the website of IAMI (www.invescomutualfund.com) on an annual basis in the prescribed format. Further, AMCs shall provide the web link in the Annual Reports of the schemes of the Fund regarding the disclosure of voting details.
•
Summary on actual exercise of votes cast and its break-up in terms of total number of votes cast in favor, against or abstained will also be uploaded on the website of IAMI (www.invescomutualfund.com) on an annual basis.
I.
Certification/Confirmation
•
On an annual basis, IAMI will obtain a certification from scrutinizer (in terms of Rule 20 (3) (ix) of Companies (Management and Administration) Rules, 2014) on voting reports and the same will be placed before the Boards of AMC and Trustee. The scrutinizer’s certificate will form part of Annual Report and will also be uploaded on the website of IAMI (www.invescomutualfund.com).
•
A confirmation shall also be submitted by Trustees in its half yearly report to SEBI that IAMI have voted on important decisions affecting interests of unitholders.

J.
Review
The Board of Directors of IAMI and Trustees shall review and ensure that IAMI have voted on important decisions affecting interests of unitholders and the rationale recorded for vote decision is prudent and adequate.

APPENDIX F - CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Funds' equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.
All information listed below is as of April 3, 2023.
Invesco Oppenheimer V.I. International Growth Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
CMFG LIFE INSURANCE CO CUNA VA 2000 HERITAGE WAY WAVERLY IA 50677-9208	—	6.16%

CMFG LIFE INSURANCE CO GA MADISON 2000 HERITAGE WAY WAVERLY IA 50677-9208	15.69%	—

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA SCHWAB SIG ANNUITY 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	5.02%	—

JEFFERSON NATIONAL LIFE INS CO SEPARATE ACCOUNT 10350 ORMSBY PARK PL STE 600 LOUISVILLE KY 40223-6175	—	6.44%

LINCOLN LIFE INSURANCE CO FLEX PREM VL A/C MUTUAL FUND ADMIN AREA 6H-02 1300 S CLINTON ST FORT WAYNE IN 46802-3518	—	9.13%

MASS MUTUAL LIFE INSURANCE CO 1295 STATE ST SPRINGFIELD MA 01111-0001	7.88%	5.69%

MIDLAND NATIONAL LIFE INS CO SEPARATE ACCOUNT C 4350 WESTOWN PKWY WEST DES MOINES IA 50266-1052	—	13.66%

MINNESOTA LIFE INSURANCE CO MULTIPLE OPTION VA 400 ROBERT ST N STE A SAINT PAUL MN 55101-2099	—	32.77%

NATIONWIDE INSURANCE CO C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	11.99%	—

Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
NATIONWIDE INSURANCE CO PRIVATE PLACEMENT C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	10.23%	—

PACIFIC LIFE INSURANCE CO SEPARATE ACCOUNT A 700 NEWPORT CENTER DR NEWPORT BEACH CA 92660-6307	—	11.87%
Invesco V.I. American Franchise Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
ALLSTATE LIFE INSURANCE CO 1 544 LAKEVIEW PKWY STE L1B VERNON HILLS IL 60061-1826	5.62%	—

ALLSTATE LIFE INSURANCE CO 2 544 LAKEVIEW PKWY STE L1B VERNON HILLS IL 60061-1826	5.00%	—

ALLSTATE LIFE INSURANCE COMPANY GLAC PROPRIETARY 544 LAKEVIEW PKWY STE L1B VERNON HILLS IL 60061-1826	6.86%	—

ANCHOR NATIONAL LIFE INSURANCE CO VAR SEP ACCT & VAR ANN ACCT 2727-A ALLEN PARKWAY, 4-D1 ATTN: VARIABLE ANNUITY ACCOUNTING HOUSTON TX 77019-2107	—	51.28%

IDS LIFE INSURANCE CO 222 AXP FINANCIAL CTR MINNEAPOLIS MN 55474-0002	6.13%	24.23%

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCT 1300 CLINTON ST MAIL STOP 4C01 FORT WAYNE IN 46802-3506	6.67%	—

TALCOTT RESOLUTION LIFE & ANNUITY PO BOX 5051 HARTFORD CT 06102-5051	7.33%	—

VOYA RET INS & ANNUITY CO ONE ORANGE WAY B3N WINDSOR CT 06095-4773	10.00%	—

Invesco V.I. American Value Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
ALLSTATE LIFE INS COMPANY 544 LAKEVIEW PKWY STE L1B VERNON HILLS IL 60061-1826	15.13%	—

ALLSTATE LIFE INSURANCE CO ATTN ACCOUNTING COE 544 LAKEVIEW PKWY STE L1B VERNON HILLS IL 60061-1826	6.38%	—

ALLSTATE LIFE INSURANCE CO ATTN ACCOUNTING COE PO BOX 94210 PALATINE IL 60094-4210	11.90%	—

ALLSTATE LIFE INSURANCE CO ATTN FINANCIAL CONTROL 544 LAKEVIEW PKWY STE L1B VERNON HILLS IL 60061-1826	—	7.01%

ANNUITY INVESTORS LIFE INSURANCE CO MAIL DROP GAT-14N PO BOX 5423 CINCINNATI OH 45201-5423	7.07%	—

GE LIFE AND ANNUITY ASSURANCE CO VARIABLE EXTRA CREDIT ATTN VARIABLE ACCOUNTING 6610 W BROAD ST RICHMOND VA 23230-1702	—	5.12%

INTEGRITY LIFE INSURANCE COMPANY 400 BROADWAY ST CINCINNATI OH 45202-3312	—	7.87%

MINNESOTA LIFE INSURANCE COMPANY 400 ROBERT ST N STE A SAINT PAUL MN 55101-2099	—	5.83%

PROTECTIVE LIFE INSURANCE CO VARIABLE ANNUITY SEPARATE ACCOUNT ATTN TOM BARRETT PO BOX 2606 BIRMINGHAM AL 35202-2606	—	35.99%

TALCOTT RESOLUTION LIFE & ANNUITY 1 SEPARATE ACCOUNT PO BOX 5051 HARTFORD CT 06102-5051	—	6.62%

TALCOTT RESOLUTION LIFE & ANNUITY 2 PO BOX 5051 HARTFORD CT 06102-5051	—	6.72%

Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II

TALCOTT RESOLUTION LIFE & ANNUITY PO BOX 5051 HARTFORD CT 06102-5051	32.20%	—

TALCOTT RESOLUTION LIFE INS CO PO BOX 5051 HARTFORD CT 06102-5051	9.97%	—
Invesco V.I. Balanced-Risk Allocation Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
NATIONWIDE LIFE & ANNUITY INS CO C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	29.12%	—

NATIONWIDE LIFE INSURANCE CO C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	42.25%	—

OHIO NATIONAL LIFE INS COMPANY FBO ITS SEPARATE ACCOUNTS 1 FINANCIAL WAY CINCINNATI OH 45242-5800	—	38.86%

PACIFIC SELECT VARIABLE ANNUITY 700 NEWPORT CENTER DR NEWPORT BEACH CA 92660-6307	—	37.78%

PROTECTIVE LIFE VARIABLE ANNUITY INVESTMENT PRODUCTS SERVICES PROTECTIVE LIFE INSURANCE COMPANY PO BOX 10648 BIRMINGHAM AL 35202-0648	—	7.25%

TALCOTT RESOLUTION LIFE & ANNUNITY SEPARATE ACCOUNT PO BOX 5051 HARTFORD CT 06102-5051	16.36%	—
Invesco V.I. Capital Appreciation Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
ALLSTATE LIFE INSURANCE CO ALLSTATE ADVISOR 5801 SW 6TH AVE TOPEKA KS 66636-0001	—	8.42%

Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
ANNUITY INVESTORS LIFE INSURANCE MAIL DROP GAT-14N PO BOX 5423 CINCINNATI OH 45201-5423	—	5.70%

DELAWARE LIFE INSURANCE CO MFS REGATTA MASTERS 1601 TRAPELO RD STE 30 WALTHAM MA 02451-7360	—	8.76%

GENWORTH LIFE & ANNUITY INS CO CLASS 2 SHARES 6620 W BROAD ST BLDG 2 RICHMOND VA 23230-1721	—	6.30%

GENWORTH LIFE & ANNUITY INS CO COMMONWEALTH 6620 W BROAD ST BLDG 2 RICHMOND VA 23230-1721	5.27%	—

MASS MUTUAL LIFE INSURANCE CO 1 1295 STATE ST SPRINGFIELD MA 01111-0001	15.24%	—

MASS MUTUAL LIFE INSURANCE CO 2 1295 STATE ST SPRINGFIELD MA 01111-0001	7.06%	—

MASS MUTUAL LIFE INSURANCE CO 3 1295 STATE ST SPRINGFIELD MA 01111-0001	8.04%	—

MASS MUTUAL LIFE INSURANCE CO 4 1295 STATE ST SPRINGFIELD MA 01111-0001	12.18%	—

PROTECTIVE LIFE INSURANCE CO PROTECTIVE VA 2801 HIGHWAY 280 SOUTH PO BOX 2606 BIRMINGHAM AL 35202-2606	—	20.00%

RIVERSOURCE LIFE INSURANCE COMPANY INNOVATIONS VA 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	—	6.47%

TALCOTT RESOLUTION LIFE & ANNUITY INS CO SEPARATE ACCOUNT PO BOX 5051 HARTFORD CT 06102-5051	—	14.67%

Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
TALCOTT RESOLUTION LIFE INS CO SEPARATE ACCOUNT PO BOX 5051 HARTFORD CT 06102-5051	—	8.97%
Invesco V.I. Comstock Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
ALLSTATE LIFE INSURANCE COMPANY 544 LAKEVIEW PKWY STE L1B VERNON HILLS IL 60061-1826	8.41%	—

ANCHOR NATIONAL LIFE INSURANCE CO VAR SEP ACCT & VAR ANN ACCT 2727-A ALLEN PARKWAY, 4-D1 ATTN: VARIABLE ANNUITY ACCOUNTING HOUSTON TX 77019-2107	—	46.47%

ANNUITY INVESTORS LIFE INSURANCE CO MAIL DROP GAT-14N PO BOX 5423 CINCINNATI OH 45201-5423	5.42%	—

IDS LIFE INSURANCE COMPANY 1497 AXP FINANCIAL CENTER MINNEAPOLIS MN 55474-0014	—	9.11%

JEFFERSON NATIONAL INSURANCE COMPANY 10350 ORMSBY PARK PL STE 600 LOUISVILLE KY 40223-6175	8.22%	—

MINNESOTA LIFE INSURANCE CO 400 ROBERT ST N ST PAUL MN 55101-2099	—	5.72%

PROTECTIVE LIFE VARIABLE ANNUITY INVESTMENT PRODUCTS SERVICES PROTECTIVE LIFE INSURANCE COMPANY PO BOX 10648 BIRMINGHAM AL 35202-0648	10.76%	10.51%

PROTECTIVE PREMIER VAR UNIV LIFE INVESTMENT PRODUCTS SERVICES PROTECTIVE LIFE INSURANCE COMPANY PO BOX 10648 BIRMINGHAM AL 35202-0648	22.69%	—

Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
TRANSAMERICA LIFE INS CO ML LIFE VA SEP ACCT 4333 EDGEWOOD RD NE MS 4410 CEDAR RAPIDS IA 52499-0001	30.47%	—
Invesco V.I. Conservative Balanced Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
ALLSTATE LIFE INSURANCE CO ALLSTATE ADVISOR 5801 SW 6TH AVE TOPEKA KS 66636-0001	—	6.85%

COMMONWEALTH ANNUITY & LIFE INSURANCE CO 5801 SW 6TH AVE TOPEKA KS 66636-1001	—	7.58%

DELAWARE LIFE INSURANCE CO MFS REGATTA MASTERS 1601 TRAPELO RD STE 30 WALTHAM MA 02451-7360	—	12.85%

GENWORTH LIFE & ANNUITY INS CO CLASS 2 SHARES 6620 W BROAD ST BLDG 2 RICHMOND VA 23230-1721	—	25.80%

GENWORTH LIFE & ANNUITY INS CO COMMONWEALTH 6620 W BROAD ST BLDG 2 RICHMOND VA 23230-1721	7.32%	—

MASS MUTUAL LIFE INSURANCE CO PANORAMA PLUS 1295 STATE ST SPRINGFIELD MA 01111-0001	9.95%	—

MASS MUTUAL LIFE INSURANCE CO PANORAMAQ 1295 STATE ST SPRINGFIELD MA 01111-0001	29.99%	—

MONARCH LIFE INSURANCE CO MONARCH LIFE PROD MAIL STOP 4410 4333 EDGEWOOD RD NE CEDAR RAPIDS IA 52499-0001	11.18%	—

NATIONWIDE INSURANCE CO C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	15.89%	—

Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
PROTECTIVE LIFE VARIABLE ANNUITY INVESTMENT PRODUCTS SERVICES PROTECTIVE LIFE INSURANCE COMPANY PO BOX 10648 BIRMINGHAM AL 35202-0648	—	30.69%
Invesco V.I. Core Equity Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
GE LIFE AND ANNUITY ASSURANCE CO GE CHOICE ATTN VARIABLE ACCOUNTING 6610 WEST BROAD ST RICHMOND VA 23230-1702	11.71%	—

IDS LIFE INSURANCE COMPANY 222 AXP FINANCIAL CTR MINNEAPOLIS MN 55474-0002	22.61%	—

LINCOLN NATIONAL LIFE INS COMPANY ATTN SHIRLEY SMITH 1300 S CLINTON ST FORT WAYNE IN 46802-3506	—	6.12%

PRINCIPAL LIFE INSURANCE CO CUST. FBO PRINCIPAL EXECUTIVE VARIABLE UNIVERSAL LIFE II ATTN INDIVIDUAL LIFE ACCOUNTING 711 HIGH ST DES MOINES IA 50392-0001	—	6.65%

PRINCIPAL LIFE INSURANCE CO CUST. FBO PRINCIPAL INDIVIDUAL - VARIABLE UNIVERSAL LIFE ACCUMULATOR II 711 HIGH ST # G-012-S41 DES MOINES IA 50392-0001	—	20.35%

PRINCIPAL LIFE INSURANCE CO CUST. FBO PRINCIPAL VARIABLE UNIVERSAL LIFE INCOME ATTN INDIVIDUAL LIFE ACCOUNTING 711 HIGH ST DES MOINES IA 50392-0001	—	16.74%

PRUCO LIFE INSURANCE CO ATTN: SEPARATE ACCTS TRADE CONFIRMS 213 WASHINGTON ST FL 7 NEWARK NJ 07102-2992	6.54%	—

Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
TALCOTT RESOLUTION LIFE & ANNUITY PO BOX 5051 HARTFORD CT 06102-5051	8.54%	15.79%

TRANSAMERICA LIFE INS CO VARIABLE ANNUITY ACCT ML OF NY ATTN FMG ACCOUNTING MS 4410 4333 EDGEWOOD RD NE CEDAR RAPIDS IA 52499-0001	—	5.46%

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY ONE ORANGE WAY B3N WINDSOR CT 06095-4773	6.92%	—
Invesco V.I. Core Plus Bond Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
ALLSTATE LIFE INSURANCE CO ALLSTATE ADVISOR 5801 SW 6TH AVE TOPEKA KS 66636-0001	—	18.00%

ALLSTATE LIFE INSURANCE CO OF NEW YORK HSBC MULTI-MNGR VA 5801 SW 6TH AVE TOPEKA KS 66636-0001	—	7.53%

GENWORTH LIFE & ANNUITY INS CO COMMONWEALTH 6620 W BROAD ST BLDG 2 RICHMOND VA 23230-1721	7.03%	—

JEFFERSON NATIONAL INSURANCE COMPANY 10350 ORMSBY PARK PL STE 600 LOUISVILLE KY 40223-6175	28.53%	7.30%

MASS MUTUAL LIFE INSURANCE CO 1 1295 STATE ST SPRINGFIELD MA 01111-0001	6.61%	—

MASS MUTUAL LIFE INSURANCE CO 2 1295 STATE ST SPRINGFIELD MA 01111-0001	6.27%	—

MIDLAND NATIONAL LIFE INS CO SEPARATE ACCOUNT C 4350 WESTOWN PKWY WEST DES MOINES IA 50266-1052	—	15.58%

NATIONWIDE INSURANCE CO C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	12.53%	—

Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II

NATIONWIDE INSURANCE CO PO BOX 182029 COLUMBUS OH 43218-2029	5.65%	—

SECURITY BENEFIT LIFE INSURANCE COMPANY ADVANCE DESIGNS 1 SW SECURITY BENEFIT PL TOPEKA KS 66606-2444	—	14.14%

SECURITY BENEFIT LIFE INSURANCE COMPANY SECURE DESIGNS 1 SW SECURITY BENEFIT PL TOPEKA KS 66606-2444	—	20.89%
Invesco V.I. Discovery Mid Cap Growth Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
IDS LIFE INSURANCE CO 222 AXP FINANCIAL CTR MINNEAPOLIS MN 55474-0002	—	7.49%

MASS MUTUAL LIFE INSURANCE CO 1 1295 STATE ST SPRINGFIELD MA 01111-0001	10.63%	—

MASS MUTUAL LIFE INSURANCE CO 2 1295 STATE ST SPRINGFIELD MA 01111-0001	5.68%	—

MASS MUTUAL LIFE INSURANCE CO 3 1295 STATE ST SPRINGFIELD MA 01111-0001	13.75%	—

MASS MUTUAL LIFE INSURANCE CO 4 1295 STATE ST SPRINGFIELD MA 01111-0001	6.17%	—

MM SE2 VARIABLE PRODUCTS TRANSITION SELECT II 1295 STATE ST SPRINGFIELD MA 01111-0001	—	10.20%

NATIONWIDE INSURANCE CO 1 C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	6.57%	—

NATIONWIDE INSURANCE CO 2 C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	5.76%	—

Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
NATIONWIDE LIFE INS CO NWVAII C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	—	8.42%

PROTECTIVE LIFE INSURANCE CO PROTECTIVE VA 2801 HIGHWAY 280 SOUTH PO BOX 2606 BIRMINGHAM AL 35202-2606	—	17.56%
Invesco V.I. Diversified Dividend Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
ALLSTATE LIFE INSURANCE CO C/O PRODUCT VALUATION 544 LAKEVIEW PKWY STE L1B VERNON HILLS IL 60061-1826	38.33%	8.74%

AXA EQUITABLE LIFE INSURANCE CO 1 1290 AVENUE OF THE AMERICAS NEW YORK NY 10104-1472	—	5.88%

AXA EQUITABLE LIFE INSURANCE CO 2 1290 AVENUE OF THE AMERICAS NEW YORK NY 10104-1472	—	6.24%

AXA EQUITABLE LIFE INSURANCE COMPANY 1290 AVENUE OF THE AMERICAS NEW YORK NY 10019	—	7.79%

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY 1 1290 AVENUE OF THE AMERICAS, FL 15 NEW YORK NY 10104-0101	—	14.80%

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY 2 1290 AVENUE OF THE AMERICAS, FL 15 NEW YORK NY 10104-0101	—	31.04%

FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT / SAQ PO BOX 883 1 CORPORATE DR SHELTON CT 06484	6.55%	—

IDS LIFE INSURANCE COMPANY 1497 AXP FINANCIAL CENTER MINNEAPOLIS MN 55474-0014	16.67%	—

Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
JEFFERSON NATIONAL LIFE INSURANCE 10350 ORMSBY PARK PL STE 600 LOUISVILLE KY 40223-6175	8.18%	—

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCT M/VUL-1 SA-M 1300 CLINTON ST MAIL STOP 4C01 FORT WAYNE IN 46802-3506	—	10.48%

TALCOTT RESOLUTION LIFE & ANNUITY PO BOX 5051 HARTFORD CT 06102-5051	11.34%	—
Invesco V.I. Equally-Weighted S&P 500 Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
ALLSTATE LIFE INSURANCE CO C/O PRODUCT VALUATION 544 LAKEVIEW PKWY STE L1B VERNON HILLS IL 60061-1826	44.04%	10.29%

LINCOLN LIFE & ANNUITY FLEX PREMIUM VARIABLE LIFE ACCOUNT ATTN MUTUAL FUND VAL AREA 6H-02 1300 SOUTH CLINTON STREET FORT WAYNE IN 46802-3506	—	5.62%

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCT 1300 CLINTON ST MAIL STOP 4C01 FORT WAYNE IN 46802-3506	13.62%	70.65%

TALCOTT RESOLUTION LIFE & ANNUITY PO BOX 5051 HARTFORD CT 06102-5051	30.15%	5.22%
Invesco V.I. Equity and Income Fund

Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
ALLSTATE LIFE INSURANCE CO C/O PRODUCT VALUATION 544 LAKEVIEW PKWY STE L1B VERNON HILLS IL 60061-1826	10.88%	—

ALLSTATE LIFE INSURANCE COMPANY GLAC PROPRIETARY 544 LAKEVIEW PKWY STE L1B VERNON HILLS IL 60061-1826	12.81%	—

DELAWARE LIFE INSURANCE COMPANY 1601 TRAPELO RD STE 30 WALTHAM MA 02451-7360	—	6.60%

Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II

JEFFERSON NATIONAL INSURANCECOMPANY 10350 ORMSBY PARK PL STE 600 LOUISVILLE KY 40223-6175	13.87%	—

METLIFE INVESTORS USA INSURANCE CO METLIFE INVESTORS USA SEP ACCOUNTS ATTN TERRENCE SANTRY 125 HIGH ST BOSTON MA 02110-2704	—	49.72%

PACIFIC SELECT VARIABLE ANNUITY 700 NEWPORT CENTER DR NEWPORT BEACH CA 92660-6307	—	5.25%

PROTECTIVE LIFE INSURANCE CO VARIABLE ANNUITY SEPARATE ACCOUNT ATTN TOM BARRETT PO BOX 2606 BIRMINGHAM AL 35202-2606	—	13.28%

TALCOTT RESOLUTION LIFE & ANNUITY PO BOX 5051 HARTFORD CT 06102-5051	11.08%	—

ZURICH AMERICAN LIFE INSURANCE CO ATTN INVESTMENT ACCOUNTING LL-2W PO BOX 19097 GREENVILLE SC 29602-9097	12.66%	—
Invesco V.I. EQV International Equity Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
IDS LIFE INSURANCE COMPANY 222 AXP FINANCIAL CTR MINNEAPOLIS MN 55474-0002	—	7.80%

LINCOLN NATIONAL LIFE INS COMPANY 1300 S CLINTON ST FORT WAYNE IN 46802-3506	15.62%	10.04%

MET LIFE ANNUNITY OPERATIONS SECURITY FIRST LIFE SEPARATE AC ATTN: SHAR NEVENHOVEN CPA 4700 WESTOWN PLSY STE 200 WEST DES MOINES IA 50266	—	23.23%

NATIONWIDE LIFE INS CO 1 C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	7.76%	—

Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II

NATIONWIDE LIFE INS CO 2 C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	7.69%	—

NYLIAC ATTN ASHESH UPADHYAY 30 HUDSON ST JERSEY CITY NJ 07302-4804	9.09%	22.73%

OHIO NATIONAL LIFE INS COMPANY FBO ITS SEPARATE ACCOUNTS 1 FINANCIAL WAY CINCINNATI OH 45242-5800	—	6.29%

PROTECTIVE LIFE INSURANCE CO VARIABLE ANNUITY SEPARATE ACCOUNT ATTN TOM BARRETT PO BOX 2606 BIRMINGHAM AL 35202-2606	—	7.29%

TALCOTT RESOLUTION LIFE & ANNUITY PO BOX 5051 HARTFORD CT 06102-5051	10.26%	—
Invesco V.I. Global Core Equity Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
ALLSTATE LIFE INSURANCE CO C/O PRODUCT VALUATION 544 LAKEVIEW PKWY STE L1B VERNON HILLS IL 60061-1826	27.60%	97.49%

AMERITAS LIFE INSURANCE CORP AMERITAS VARIABLE SEPARATE ACCOUNT 1 ATTN: VARIABLE TRADES 5900 O STREET LINCOLN NE 68510-2234	5.09%	—

AMERITAS LIFE INSURANCE CORP AMERITAS VARIABLE SEPARATE ACCOUNT 2 ATTN VARIABLE TRADES 5900 O STREET LINCOLN NE 68510-2234	5.16%	—

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY 100 SALEM ST # O2N SMITHFIELD RI 02917-1234	13.22%	—

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY 100 SALEM ST # O2N SMITHFIELD RI 02917-1234	41.99%	—

Invesco V.I. Global Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
MASS MUTUAL LIFE INSURANCE CO 1 1295 STATE ST SPRINGFIELD MA 01111-0001	6.52%	—

MASS MUTUAL LIFE INSURANCE CO 2 1295 STATE ST SPRINGFIELD MA 01111-0001	8.09%	—

MASS MUTUAL LIFE INSURANCE CO 3 1295 STATE ST SPRINGFIELD MA 01111-0001	5.06%	—

NATIONWIDE INSURANCE CO 1 C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	10.34%	—

NATIONWIDE INSURANCE CO 2 C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	7.02%	—

NATIONWIDE INSURANCE CO 3 C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	6.88%	—

NATIONWIDE INSURANCE CO 4 C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	5.90%	—

NATIONWIDE INSURANCE CO 5 C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	—	12.20%

PROTECTIVE LIFE INSURANCE CO PROTECTIVE VA 2801 HIGHWAY 280 SOUTH PO BOX 2606 BIRMINGHAM AL 35202-2606	—	26.68%

RIVERSOURCE LIFE INS CO RAVA 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	—	15.80%

TALCOTT RESOLUTION LIFE & ANNUITY INS CO SEPARATE ACCOUNT PO BOX 5051 HARTFORD CT 06102-5051	—	7.44%

Invesco V.I. Global Real Estate Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
AMERITAS LIFE INSURANCE CORP AMERITAS VARIABLE SEPARATE ACCOUNT VA2 ATTN VARIABLE TRADES 5900 O ST LINCOLN NE 68510-2234	—	6.25%

ANNUITY INVESTORS LIFE INSURANCE MAIL DROP GAT-14N PO BOX 5423 CINCINNATI OH 45201-5423	—	13.06%

CUNA MUTUAL VARIABLE ANNUITYACCOUNT 2000 HERITAGE WAY WAVERLY IA 50677-9208	—	13.19%

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA 8515 E ORCHARD RD # 2T2 GREENWOOD VL CO 80111-5002	12.17%	—

JEFFERSON NATIONAL LIFE INSURANCE 10350 ORMSBY PARK PL STE 600 LOUISVILLE KY 40223-6175	17.07%	—

NATIONWIDE LIFE INS CO NWPP C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	18.97%	—

NYLIAC ATTN ASHESH UPADHYAY 30 HUDSON ST JERSEY CITY NJ 07302-4804	9.81%	—

PACIFIC SELECT VARIABLE ANNUITY 700 NEWPORT CENTER DR NEWPORT BEACH CA 92660-6307	—	35.11%

PROTECTIVE LIFE VARIABLE ANNUITY INVESTMENT PRODUCTS SERVICES PROTECTIVE LIFE INSURANCE COMPANY PO BOX 10648 BIRMINGHAM AL 35202-0648	—	10.92%

SECURITY BENEFIT LIFE VARIABLE ANNUITY ACCOUNT 1 SW SECURITY BENEFIT PL TOPEKA KS 66636-1000	6.54%	—

SEPERATE ACCOUNT A OF PACIFIC LIFE AND ANNUITY COMPANY 700 NEWPORT CENTER DR NEWPORT BEACH CA 92660-6307	—	5.11%

Invesco V.I. Global Strategic Income Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
MASS MUTUAL LIFE INSURANCE CO 1 1295 STATE ST SPRINGFIELD MA 01111-0001	5.39%	—

MASS MUTUAL LIFE INSURANCE CO 2 1295 STATE ST SPRINGFIELD MA 01111-0001	5.39%	—

MASS MUTUAL LIFE INSURANCE CO 3 1295 STATE ST SPRINGFIELD MA 01111-0001	22.62%	—

MASS MUTUAL LIFE INSURANCE CO 4 1295 STATE ST SPRINGFIELD MA 01111-0001	5.86%	—

NATIONWIDE INSURANCE CO C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	5.17%	—

PROTECTIVE LIFE INSURANCE CO PROTECTIVE VA 2801 HIGHWAY 280 SOUTH PO BOX 2606 BIRMINGHAM AL 35202-2606	—	46.12%

RIVERSOURCE LIFE INS CO RAVA 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	—	32.41%
Invesco V.I. Government Money Market Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
JEFFERSON NATIONAL LIFE INSURANCE 10350 ORMSBY PARK PL STE 600 LOUISVILLE KY 40223-6175	56.68%	—

SECURITY BENEFIT LIFE 1 1 SW SECURITY BENEFIT PL STE 100 TOPEKA KS 66606-2444	—	9.62%

SECURITY BENEFIT LIFE 2 1 SW SECURITY BENEFIT PL TOPEKA KS 66636-1000	—	37.04%

SECURITY BENEFIT LIFE INS CO T ROWE PRICE VA ACCOUNT 1 SW SECURITY BENEFIT PL TOPEKA KS 66636-1000	—	6.41%

Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
TALCOTT RESOLUTION LIFE & ANNUITY 1 PO BOX 5051 HARTFORD CT 06102-5051	26.04%	—

TALCOTT RESOLUTION LIFE & ANNUITY PO BOX 5051 HARTFORD CT 06102-5051	—	34.85%

TALCOTT RESOLUTION LIFE INS CO 2 PO BOX 5051 HARTFORD CT 06102-5051	11.76%	—

TALCOTT RESOLUTION LIFE INS CO PO BOX 5051 HARTFORD CT 06102-5051	—	8.38%
Invesco V.I. Government Securities Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
CUNA MUTUAL VARIABLE ANNUITY ACCOUNT 2000 HERITAGE WAY WAVERLY IA 50677-9208	—	5.09%

PROTECTIVE LIFE VARIABLE ANNUITY INVESTMENT PRODUCTS SERVICES PROTECTIVE LIFE INSURANCE COMPANY PO BOX 10648 BIRMINGHAM AL 35202-0648	—	75.59%

SECURITY BENEFIT LIFE INSURANCE SBL VARIABLE ANNUITY ACCOUNT ATTN FINANCE DEPARTMENT 1 SW SECURITY BENEFIT PL TOPEKA KS 66636-1000	—	6.46%

TALCOTT RESOLUTION LIFE & ANNUITY PO BOX 5051 HARTFORD CT 06102-5051	60.70%	—

TALCOTT RESOLUTION LIFE INS CO PO BOX 5051 HARTFORD CT 06102-5051	24.78%	—
Invesco V.I. Growth and Income Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
AMERICAN GENERAL LIFE INSURANCE COMPANY 2929 ALLEN PKWY STE A6-20 HOUSTON TX 77019-2155	6.39%	—

Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
ANCHOR NATIONAL LIFE INSURANCE CO VAR SEP ACCT & VAR ANN ACCT 2727-A ALLEN PARKWAY, 4-D1 ATTN: VARIABLE ANNUITY ACCOUNTING HOUSTON TX 77019-2107	—	55.51%

PROTECTIVE LIFE VARIABLE ANNUITY INVESTMENT PRODUCTS SERVICES PROTECTIVE LIFE INSURANCE COMPANY PO BOX 10648 BIRMINGHAM AL 35202-0648	14.07%	29.60%

PROTECTIVE PREMIER VAR UNIV LIFE INVESTMENT PRODUCTS SERVICES PROTECTIVE LIFE INSURANCE COMPANY PO BOX 10648 BIRMINGHAM AL 35202-0648	27.12%	—

PRUCO LIFE INSURANCE CO ATTN: SEPARATE ACCTS TRADE CONFIRMS 213 WASHINGTON ST FL 7 NEWARK NJ 07102-2917	23.29%	—
Invesco V.I. Health Care Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
CM LIFE INSURANCE CO FUND OPERATIONS 1295 STATE ST SPRINGFIELD MA 01111-0001	6.91%	—

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY PO BOX 758550 TOPEKA KS 66675-8550	7.33%	—

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY 1290 AVENUE OF THE AMERICAS, FL 15 NEW YORK NY 10104-0101	—	12.82%

FORTITUDE LIFE INSURANCE & ANNUITY COMPANY ATTN: SEPARATE ACCTS TRADE CONFIRMS PO BOX 883 1 CORPORATE DR SHELTON CT 06484	14.83%	—

IDS LIFE INSURANCE COMPANY 222 AXP FINANCIAL CTR MINNEAPOLIS MN 55474-0002	—	55.73%

Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II

MASS MUTUAL LIFE INS CO 1295 STATE STREET MIP C105 SPRINGFIELD MA 01111-0001	10.54%	13.07%

PRINCIPAL LIFE INSURANCE CO CUST. FBO PRINCIPAL EXECUTIVE VARIABLE UNIVERSAL LIFE II ATTN INDIVIDUAL LIFE ACCOUNTING 711 HIGH ST DES MOINES IA 50392-0001	5.06%	—

PRINCIPAL LIFE INSURANCE CO CUST FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY III ATTN INDIVIDUAL LIFE ACCOUNTING 711 HIGH STREET DES MOINES IA 50392-0001	—	8.44%

SECURITY BENEFIT LIFE VARIABLE ANNUITY ACCOUNT XIV 1 SW SECURITY BENEFIT PL TOPEKA KS 66636-1000	5.08%	—
Invesco V.I. High Yield Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
ALLSTATE LIFE INSURANCE CO C/O PRODUCT VALUATION 544 LAKEVIEW PKWY STE L1B VERNON HILLS IL 60061-1826	14.07%	—

AXA EQUITABLE LIFE INSURANCE CO 1290 AVENUE OF THE AMERICAS NEW YORK NY 10104-1472	—	8.96%

AXA EQUITABLE LIFE INSURANCE COMPANY 1290 AVENUE OF THE AMERICAS NEW YORK NY 10019	—	12.35%

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA SCHWAB ANNUITIES ATTN INVESTMENT DIV 2T2 8515 E ORCHARD RD ENGLEWOOD CO 80111-5002	6.51%	—

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY 1 1290 AVENUE OF THE AMERICAS, FL 15 NEW YORK NY 10104-0101	—	28.31%

Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
EQUITABLE FINANCIAL LIFE INSURANCE COMPANY 2 1290 AVENUE OF THE AMERICAS, FL 15 NEW YORK NY 10104-0101	—	41.63%

JEFFERSON NATIONAL LIFE INSURANCE 10350 ORMSBY PARK PL STE 600 LOUISVILLE KY 40223-6175	8.76%	—

TALCOTT RESOLUTION LIFE & ANNUITY PO BOX 5051 HARTFORD CT 06102-5051	16.38%	—

TALCOTT RESOLUTION LIFE INS CO PO BOX 5051 HARTFORD CT 06102-5051	9.07%	—
Invesco V.I. Main Street Fund®
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
DELAWARE LIFE INSURANCE CO MFS REGATTA MASTERS 1601 TRAPELO RD STE 30 WALTHAM MA 02451-7360	—	26.64%

GENWORTH LIFE & ANNUITY INS CO CLASS 2 SHARES 6620 W BROAD ST BLDG 2 RICHMOND VA 23230-1721	—	21.56%

MASS MUTUAL LIFE INSURANCE CO 1 1295 STATE ST SPRINGFIELD MA 01111-0001	6.91%	—

MASS MUTUAL LIFE INSURANCE CO 2 1295 STATE ST SPRINGFIELD MA 01111-0001	6.64%	—

MASS MUTUAL LIFE INSURANCE CO 3 1295 STATE ST SPRINGFIELD MA 01111-0001	6.31%	—

MASS MUTUAL LIFE INSURANCE CO 4 1295 STATE ST SPRINGFIELD MA 01111-0001	10.65%	—

MID ATLANTIC TRUST COMPANY MUTUAL OF AMERICA SEPARATE ACCT 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	17.60%	—

Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
MID ATLANTIC TRUSTCO FBO MUTUAL OF AMERICA SEPARATE ACCT 1251 WATERFRONT PLACE SUITE 525 PITTSBURGH PA 15222-4228	6.63%	—

PROTECTIVE LIFE INSURANCE CO PROTECTIVE VA 2801 HIGHWAY 280 SOUTH PO BOX 2606 BIRMINGHAM AL 35202-2606	—	23.53%
Invesco V.I. Main Street Mid Cap Fund®
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
AXA EQUITABLE LIFE INSURANCE CO 1 1290 AVENUE OF THE AMERICAS NEW YORK NY 10104-1472	—	5.94%

AXA EQUITABLE LIFE INSURANCE CO 2 1290 AVENUE OF THE AMERICAS NEW YORK NY 10104-1472	—	5.13%

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY 1 1290 AVENUE OF THE AMERICAS, FL 15 NEW YORK NY 10104-0101	—	11.05%

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY 2 1290 AVENUE OF THE AMERICAS, FL 15 NEW YORK NY 10104-0101	—	23.80%

EQUITABLE LIFE INSURANCE CO SEPARATE ACCT 1290 AVENUE OF THE AMERICAS 16TH FL NEW YORK NY 10104-1472	—	5.01%

NATIONWIDE LIFE INSURANCE CO C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	—	12.92%

SECURITY BENEFIT LIFE VARIABLE ANNUITY ACCOUNT 1 SW SECURITY BENEFIT PL TOPEKA KS 66636-1000	—	9.76%

TALCOTT RESOLUTION LIFE & ANNUITY SEPARATE ACCOUNT PO BOX 5051 HARTFORD CT 06102-5051	10.00%	—

Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
TALCOTT RESOLUTION LIFE & ANNUITY PO BOX 5051 HARTFORD CT 06102-5051	54.93%	—

TALCOTT RESOLUTION LIFE INS CO PO BOX 5051 HARTFORD CT 06102-5051	16.39%	—
Invesco V.I. Main Street Small Cap Fund®
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
BRIGHTHOUSE LIFE INSURANCE COMPANY BLIC SEPARATE ACCOUNT A 11225 N COMMUNITY HOUSE RD CHARLOTTE NC 28277-4435	—	13.52%

LINCOLN BENEFIT LIFE CO VARIABLE LIFE PO BOX 94210 PALATINE IL 60094-4210	9.40%	—

NATIONWIDE INSURANCE CO 1 C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	6.99%	—

NATIONWIDE INSURANCE CO 2 C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	11.56%	—

NATIONWIDE INSURANCE CO C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	—	17.54%

NYLIAC ATTN ASHESH UPADHYAY 30 HUDSON ST JERSEY CITY NJ 07302-4804	—	6.68%

RIVERSOURCE LIFE INS CO 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	—	19.53%

TALCOTT RESOLUTION LIFE & ANNUITY INS CO SEPARATE ACCOUNT PO BOX 5051 HARTFORD CT 06102-5051	—	5.95%

VOYA RET INS & ANNUITY CO ATTN FUND OPERATIONS 1 ORANGE WAY B3N WINDSOR CT 06095-4773	29.14%	—

Invesco V.I. Small Cap Equity Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
ANNUITY INVESTORS LIFE INSURANCE MAIL DROP GAT-14N PO BOX 5423 CINCINNATI OH 45201-5423	5.15%	—

AXA EQUITABLE LIFE INSURANCE CO 1 1290 AVENUE OF THE AMERICAS NEW YORK NY 10104-1472	—	7.76%

AXA EQUITABLE LIFE INSURANCE CO 2 1290 AVENUE OF THE AMERICAS NEW YORK NY 10019	—	5.01%

CUNA MUTUAL VARIABLE LIFE INSURANCE ATTN VARIABLE PRODUCTS FINANCE 2000 HERITAGE WAY WAVERLY IA 50677-9208	8.65%	—

EQUITABLE FINANCIAL LIFE INSURANCE 1 COMPANY 1290 AVENUE OF THE AMERICAS, FL 15 NEW YORK NY 10104-0101	—	21.50%

EQUITABLE FINANCIAL LIFE INSURANCE 2 COMPANY 1290 AVENUE OF THE AMERICAS, FL 15 NEW YORK NY 10104-0101	—	10.99%

MINNESOTA LIFE INSURANCE CO 400 ROBERT ST N ST PAUL MN 55101-2099	—	17.37%

PRINCIPAL LIFE INSURANCE CO CUST. FBO PRINCIPAL EXECUTIVE VARIABLE UNIVERSAL LIFE II ATTN INDIVIDUAL LIFE ACCOUNTING 711 HIGH ST DES MOINES IA 50392-0001	5.78%	—

PROTECTIVE LIFE VARIABLE ANNUITY INVESTMENT PRODUCTS SERVICES PROTECTIVE LIFE INSURANCE COMPANY PO BOX 10648 BIRMINGHAM AL 35202-0648	—	14.20%

Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
TALCOTT RESOLUTION LIFE & ANNUITY 1 SEPARATE ACCOUNT PO BOX 5051 HARTFORD CT 06102-5051	14.32%	—

TALCOTT RESOLUTION LIFE & ANNUITY 2 PO BOX 5051 HARTFORD CT 06102-5051	32.01%	—

TALCOTT RESOLUTION LIFE & ANNUITY PO BOX 5051 HARTFORD CT 06102-5051	—	7.89%

TALCOTT RESOLUTION LIFE INS CO PO BOX 5051 HARTFORD CT 06102-5051	11.41%	—
Invesco V.I. Technology Fund
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY ATTN: SEPARATE ACCTS TRADE CONFIRMS PO BOX 883 1 CORPORATE DR SHELTON CT 06484	13.31%	—

IDS LIFE INSURANCE COMPANY 222 AXP FINANCIAL CTR MINNEAPOLIS MN 55474-0002	29.52%	—

JEFFERSON NATIONAL LIFE INSURANCE 10350 ORMSBY PARK PL STE 600 LOUISVILLE KY 40223-6175	6.57%	—

MASS MUTUAL LIFE INS CO 1295 STATE STREET MIP C105 SPRINGFIELD MA 01111-0001	10.43%	80.31%

RIVERSOURCE LIFE INSURANCE COMPANY 10468 AMERIPRISE FINANCIAL CENTER MINNEAPOLIS MN 55474-0001	—	15.86%
Invesco V.I. U.S. Government Money Portfolio
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
INVESCO ADVISERS INC ATLANTA GA 30309	—	100.00%*

Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
PROTECTIVE LIFE INSURANCE CO PROTECTIVE VA 2801 HIGHWAY 280 SOUTH PO BOX 2606 BIRMINGHAM AL 35202-2606	95.52%	—
Invesco® V.I. Nasdaq 100 Buffer Fund - December
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
INVESCO ADVISERS INC ATLANTA GA 30309	98.64%	22.86%

PACIFIC SELECT VARIABLE ANNUITY 700 NEWPORT CENTER DR NEWPORT BEACH CA 92660-6307	—	77.14%
Invesco® V.I. Nasdaq 100 Buffer Fund - June
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
INVESCO ADVISERS INC ATLANTA GA 30309	100.00%*	43.74%

PACIFIC SELECT VARIABLE ANNUITY 700 NEWPORT CENTER DR NEWPORT BEACH CA 92660-6307	—	56.26%
Invesco® V.I. Nasdaq 100 Buffer Fund - March
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
INVESCO ADVISERS INC ATLANTA GA 30309	99.00%	19.88%

PACIFIC SELECT VARIABLE ANNUITY 700 NEWPORT CENTER DR NEWPORT BEACH CA 92660-6307	—	78.11%
Invesco® V.I. Nasdaq 100 Buffer Fund - September
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
INVESCO ADVISERS INC ATLANTA GA 30309	98.94%	36.07%

PACIFIC SELECT VARIABLE ANNUITY 700 NEWPORT CENTER DR NEWPORT BEACH CA 92660-6307	—	63.93%
Invesco® V.I. S&P 500 Buffer Fund - December
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
INVESCO ADVISERS INC ATLANTA GA 30309	100.00%*	—

Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II

PACIFIC SELECT VARIABLE ANNUITY 700 NEWPORT CENTER DR NEWPORT BEACH CA 92660-6307	—	94.71%
Invesco® V.I. S&P 500 Buffer Fund - June
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
INVESCO ADVISERS INC ATLANTA GA 30309	100.00%*	12.30%

PACIFIC SELECT VARIABLE ANNUITY 700 NEWPORT CENTER DR NEWPORT BEACH CA 92660-6307	—	86.17%
Invesco® V.I. S&P 500 Buffer Fund - March
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
INVESCO ADVISERS INC ATLANTA GA 30309	100.00%*	—

PACIFIC SELECT VARIABLE ANNUITY 700 NEWPORT CENTER DR NEWPORT BEACH CA 92660-6307	—	97.30%
Invesco® V.I. S&P 500 Buffer Fund - September
Name and Address of Principal Holder	Percentage Owned of Record
	Series I	Series II
PACIFIC SELECT VARIABLE ANNUITY 700 NEWPORT CENTER DR NEWPORT BEACH CA 92660-6307	95.12%	99.89%
*Owned beneficially and of record
Management Ownership
As of April 3, 2023, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of each Fund.

APPENDIX G - MANAGEMENT FEES
For the last three fiscal years or periods, as applicable, ended December 31, the management fees payable by each Fund  or each predecessor fund, as applicable, the amounts waived by Invesco and the net fees paid by each Fund were as follows:

	2022			2021			2020
	Management Fee Payable	Management Fee Waivers	Net Management Fee Paid	Management Fee Payable	Management Fee Waivers	Net Management Fee Paid	Management Fee Payable	Management Fee Waivers	Net Management Fee Paid
Invesco Oppenheimer V.I. International Growth Fund	$3,255,816	$(617,790)	$2,638,026	$4,778,808	$(643,701)	$4,135,107	$4,167,445	$(696,702)	$3,470,743
Invesco V.I. American Franchise Fund	4,387,939	(9,997)	4,377,942	5,769,213	(543)	5,768,670	4,628,535	(2,549)	4,625,986
Invesco V.I. American Value Fund	2,247,060	(9,623)	2,237,437	2,319,586	(2,410)	2,317,176	1,768,389	(6,975)	1,761,414
Invesco V.I. Balanced- Risk Allocation Fund	8,244,984	(3,524,197)	4,720,787	9,105,565	(3,936,280)	5,169,285	8,629,571	(4,140,286)	4,489,285
Invesco V.I. Capital Appreciation Fund	4,674,115	(568,148)	4,105,967	6,039,396	(359,578)	5,679,818	5,135,174	(598,281)	4,536,893
Invesco V.I. Comstock Fund	8,207,636	(36,867)	8,170,769	8,450,199	(11,178)	8,439,021	6,773,146	(44,917)	6,728,229
Invesco V.I. Conservative Balanced Fund	1,286,330	(470,963)	815,367	1,488,021	(464,059)	1,023,962	1,396,456	(603,705)	792,751
Invesco V.I. Core Equity Fund	4,896,187	(6,202)	4,889,985	5,422,385	(1,154)	5,421,231	4,711,990	(10,953)	4,701,037
Invesco V.I. Core Plus Bond Fund	425,368	(98,651)	326,717	173,379	(121,742)	51,637	139,688	(90,082)	49,606
Invesco V.I. Discovery Mid Cap Growth Fund	6,159,639	(175,502)	5,984,137	7,948,411	(331,374)	7,617,037	6,207,521	(586,880)	5,620,641
Invesco V.I. Diversified Dividend Fund	2,273,371	(15,284)	2,258,087	2,328,055	(7,037)	2,321,018	2,108,600	(21,212)	2,087,388
Invesco V.I. Equally- Weighted S&P 500 Fund	524,484	(4,674)	519,810	461,683	(2,658)	459,025	328,329	(5,765)	322,564
Invesco V.I. Equity and Income Fund	4,496,129	(43,532)	4,452,597	5,097,444	(13,973)	5,083,471	4,292,612	(57,375)	4,235,237
Invesco V.I. EQV International Equity Fund	8,115,145	(24,950)	8,090,195	10,220,397	(12,024)	10,208,373	9,251,278	(47,026)	9,204,252
Invesco V.I. Global Core Equity Fund	411,308	(2,947)	408,361	498,786	(481)	498,305	416,956	(1,242)	415,714
Invesco V.I. Global Fund	12,199,580	(308,398)	11,891,182	17,272,006	(367,632)	16,904,374	14,738,266	(900,944)	13,837,322
Invesco V.I. Global Real Estate Fund	911,879	(1,293)	910,586	1,197,281	(517)	1,196,764	1,109,042	(1,814)	1,107,228
Invesco V.I. Global Strategic Income Fund	5,543,429	(142,748)	5,400,681	6,565,875	(387,289)	6,178,586	6,791,251	(521,836)	6,269,415
Invesco V.I. Government Money Market Fund	1,559,948	(127,085)	1,432,863	1,173,415	(1,173,415)	-	1,294,100	(556,095)	738,005
Invesco V.I. Government Securities Fund	1,825,695	(1,658)	1,824,037	2,127,562	(467)	2,127,095	2,129,989	(7,125)	2,122,864
Invesco V.I. Growth and Income Fund	7,558,761	(26,401)	7,532,360	9,433,717	(12,134)	9,421,583	7,264,586	(50,944)	7,213,642
Invesco V.I. Health Care Fund	1,487,661	(6,163)	1,481,498	1,745,696	(1,296)	1,744,400	1,565,051	(6,555)	1,558,496
Invesco V.I. High Yield Fund	860,695	(3,205)	857,490	971,693	(2,573)	969,120	860,265	(7,428)	852,837
Invesco V.I. Main Street Fund®	5,573,967	(471,686)	5,102,281	7,898,492	(1,867)	7,896,625	7,306,164	(437,853)	6,868,311
G-1

	2022			2021			2020
	Management Fee Payable	Management Fee Waivers	Net Management Fee Paid	Management Fee Payable	Management Fee Waivers	Net Management Fee Paid	Management Fee Payable	Management Fee Waivers	Net Management Fee Paid
Invesco V.I. Main Street Mid Cap Fund®	$1,532,703	$(1,289)	$1,531,414	$1,824,678	$(845)	$1,823,833	$1,583,679	$(3,854)	$1,579,825
Invesco V.I. Main Street Small Cap Fund®	5,162,158	(197,855)	4,964,303	5,784,124	(305,668)	5,478,456	4,489,560	(707,949)	3,781,611
Invesco® V.I. Nasdaq 100 Buffer Fund - March	11,430	(11,430)	-	N/A	N/A	N/A	N/A	N/A	N/A
Invesco® V.I. Nasdaq 100 Buffer Fund - June	11,948	(11,948)	-	N/A	N/A	N/A	N/A	N/A	N/A
Invesco® V.I. Nasdaq 100 Buffer Fund - September	17,859	(17,859)	-	3,557	(3,557)	-	N/A	N/A	N/A
Invesco® V.I. Nasdaq 100 Buffer Fund - December	20,054	(20,054)	-	35	(35)	-	N/A	N/A	N/A
Invesco® V.I. S&P 500 Buffer Fund - March	33,565	(33,565)	-	N/A	N/A	N/A	N/A	N/A	N/A
Invesco® V.I. S&P 500 Buffer Fund – June	17,115	(17,115)	-	N/A	N/A	N/A	N/A	N/A	N/A
Invesco® V.I. S&P 500 Buffer Fund - September	43,103	(43,103)	-	3,597	(3,597)	-	N/A	N/A	N/A
Invesco® V.I. S&P 500 Buffer Fund - December	37,707	(37,707)	-	23	(23)	-	N/A	N/A	N/A
Invesco V.I. Small Cap Equity Fund	1,581,208	(6,460)	1,574,748	2,015,608	(1,755)	2,013,853	1,476,891	(3,830)	1,473,061
Invesco V.I. Technology Fund	1,042,991	(3,088)	1,039,903	1,523,095	(510)	1,522,585	1,187,451	(2,008)	1,185,443
Invesco V.I. U.S. Government Money Portfolio	7,549,876	(1,032,120)	6,517,756	1,578,030	(1,535,141)	42,889	5,140,540	(2,887,745)	2,252,795
G-2

APPENDIX H - PORTFOLIO MANAGER(S)
Portfolio Manager Fund Holdings and Information on Other Managed Accounts
Invesco’s portfolio managers develop investment models which are used in connection with the management of certain Invesco Funds as well as other mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The ‘Investments’ chart reflects the portfolio managers' investments in the Fund(s) that they manage and includes investments in the Fund’s shares beneficially owned by a portfolio manager, as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household). The ‘Assets Managed’ chart reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities.  Accounts are grouped into three categories: (i) other registered investment companies; (ii) other pooled investment vehicles; and (iii) other accounts.  To the extent that any of these accounts pay advisory fees that are based on account performance (performance-based fees), information on those accounts is specifically noted.  In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date.
Investments
The following information is as of December 31, 2022 (unless otherwise noted):

Fund	Portfolio Managers	Dollar Range of Investments in the Fund
Invesco Oppenheimer V.I. International Growth Fund
	Robert B. Dunphy	None[1]
	George R. Evans	None[1]

Invesco V.I. American Franchise Fund
	Ido Cohen	None
	Erik Voss	None[1]
	Ronald Zibelli	None
Invesco V.I. American Value Fund
	Jonathan Edwards	None
	Jonathan Mueller	None

Invesco V.I. Balanced-Risk Allocation Fund
	Mark Ahnrud	None[1]
	John Burrello	None
	Chris Devine	None[1]
	Scott Hixon	None[1]
	Christian Ulrich	None[1]
	Scott Wolle	None[1]

Invesco V.I. Capital Appreciation Fund
	Ash Shah	None
	Ronald Zibelli, Jr.	None

Invesco V.I. Comstock Fund
	Devin Armstrong	None[1]
	Kevin Holt	None[1]
	James Warwick	None[1]

Invesco V.I. Conservative Balanced Fund

Fund	Portfolio Managers	Dollar Range of Investments in the Fund
	Michael Hyman	None
	Magnus Krantz	None

Invesco V.I. Core Equity Fund
	Belinda Cavazos	None
	Magnus Krantz	None[1]
	Benjamin Ram	None

Invesco V.I. Core Plus Bond Fund
	Matthew Brill	None
	Chuck Burge	None
	Michael Hyman	None
	Todd Schomberg	None[1]

Invesco V.I. Discovery Mid Cap Growth Fund
	Justin Livengood	None
	Ronald Zibelli, Jr.	None

Invesco V.I. Diversified Dividend Fund
	Caroline Le Feuvre	None
	Craig Leopold	None
	Chris McMeans	None[1]
	Peter Santoro	None

Invesco V.I. Equally-Weighted S&P 500 Fund
	Pratik Doshi	None
	Peter Hubbard	None
	Michael Jeanette	None
	Anthony Seisser	None

Invesco V.I. Equity and Income Fund
	Churck Burge	None
	Brian Jurkash	None
	Sergio Marcheli	None[1]
	Matthew Titus	None[1]

Invesco V.I. EQV International Equity Fund
	Brently Bates	None[1]
	Mark Jason	None[1]
	Richard Nield	None[1]
	Clas Olsson	None[1]

Invesco V.I. Global Core Equity Fund
	Michael Hatcher	None

Invesco V.I. Global Fund
	John Delano	None[1]

Invesco V.I. Global Real Estate Fund
	James Cowen	None
	Grant Jackson	None
	Chip McKinley	None

Fund	Portfolio Managers	Dollar Range of Investments in the Fund
	Darin Turner	None
	Ping-Ying Wang	None[1]

Invesco V.I. Global Strategic Income Fund
	Hemant Baijal	None
	Michael Block[2]	None
	Kristina Campmany[2]	None
	Christopher (Chris) Kelly	None
	Wim Vandenhoeck[2]	None

Invesco V.I. Government Securities Fund
	Noelle Corum	None
	Clint Dudley	None

Invesco V.I. Growth and Income Fund
	Brian Jurkash	None[1]
	Sergio Marcheli	None[1]
	Matthew Titus	None[1]

Invesco V.I. Health Care Fund
	Justin Livengood	None

Invesco V.I. High Yield Fund
	Niklas Nordenfelt	None
	Rahim Shad	None
	Philip Susser	None

Invesco V.I. Main Street Fund®
	Manind Govil	None[1]
	Benjamin Ram	None[1]

Invesco V.I. Main Street Mid Cap Fund®
	Joy Budzinski	None[1]
	Belinda Cavazos	None
	Magnus Krantz	None[1]
	Raman Vardharaj	None[1]
	Adam Weiner	None
	Matthew P. Ziehl	None[1]

Invesco V.I. Main Street Small Cap Fund®
	Joy Budzinski	None[1]
	Magnus Krantz	None[1]
	Raman Vardharaj	None[1]
	Adam Weiner	None[1]
	Matthew P. Ziehl	None[1]

Invesco® V.I. NASDAQ 100 Buffer Fund – June
	John Burrello[3]	None
	Ali Zouiten	None

Invesco® V.I. NASDAQ 100 Buffer Fund - September
	John Burrello[3]	None

Fund	Portfolio Managers	Dollar Range of Investments in the Fund
	Ali Zouiten	None

Invesco® V.I. NASDAQ 100 Buffer Fund – December
	John Burrello[3]	None
	Ali Zouiten	None

Invesco® V.I. NASDAQ 100 Buffer Fund – March
	John Burrello[3]	None
	Ali Zouiten	None

Invesco® V.I. S&P 500 Buffer Fund - June
	John Burrello[3]	None
	Ali Zouiten	None

Invesco® V.I. S&P 500 Buffer Fund - September
	John Burrello[3]	None
	Ali Zouiten	None

Invesco® V.I. S&P 500 Buffer Fund – December
	John Burrello[3]	None
	Ali Zouiten	None

Invesco® V.I. S&P 500 Buffer Fund – March
	John Burrello[3]	None
	Ali Zouiten	None

Invesco V.I. Small Cap Equity Fund
	Juan Hartsfield	None[1]
	Davis Paddock	None[1]

Invesco V.I. Technology Fund
	Ash Shah	None[1]

1 The portfolio manager manages and has made investments in an Invesco Fund with the same or similar objectives and strategies as the Fund (a Patterned Fund) as of the most recent fiscal year end of the Patterned Fund.

2 The Portfolio Managers began serving on the Fund effective February 28, 2023. All information is provided as of February 28, 2023.
3 The Portfolio Managers began serving on the Fund effective March 28, 2023. All information is provided as of December 31, 2022.
Assets Managed
The following information is as of December 31, 2022 (unless otherwise noted):

Portfolio Manager(s)	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Oppenheimer V.I. International Growth Fund
Robert B. Dunphy	2	$7,297.3	5	$915.5	3	$502.4
George R. Evans	3	$9,654.4	5	$915.5	3	$502.4

Invesco V.I. American Franchise Fund

Portfolio Manager(s)	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Ido Cohen	3	$12,448.4	3	$2,899.1	1	$20.8
Erik Voss	3	$12,448.4	2	$671.2	None	None
Ronald Zibelli	11	$26,697.3	4	$801.0	None	None

Invesco V.I. American Value Fund
Jonathan Edwards	3	$5,595.1	None	None	None	None
Jonathan Mueller	3	$5,595.1	None	None	None	None

Invesco V.I. Balanced-Risk Allocation Fund
Mark Ahnrud	8	$5,471.5	15	$1,328.5	None	None
John Burrello	6	$3,274.6	1	$65.0	None	None
Chris Devine	9	$5,843.3	17	$1,430.9	None	None
Scott Hixon	9	$5,843.3	16	$1,365.8	None	None
Christian Ulrich	8	$5,471.5	15	$1,328.5	None	None
Scott Wolle	9	$5,843.3	22	$3,347.7	None	None

Invesco V.I. Capital Appreciation Fund
Ash Shah	7	$8,580.1	1	$76.3	None	None
Ronald Zibelli, Jr.	11	$26,689.5	4	$801.0	None	None

Invesco V.I. Comstock Fund
Devin Armstrong	5	$12,941.0	None	None	7,270[4]	$1,120.7[4]
Kevin Holt	6	$13,564.6	1	$214.1	7,270[4]	$1,120.7[4]
James Warwick	5	$12,941.0	None	None	7,270[4]	$1,120.7[4]

Invesco V.I. Conservative Balanced Fund
Michael Hyman	8	$11,813.3	21	$5,139.0	1[4]	$0.2[4]
Magnus Krantz	9	$9,617.1	1	$91.5	45[4]	$11.0[4]

Invesco V.I. Core Equity Fund
Belinda Cavazos	6	$9,007.5	None	None	45[4]	$11.0[4]
Magnus Krantz	9	$9,077.8	1	$91.5	45[4]	$11.0[4]
Benjamin Ram	5	$12,425.3	None	None	None	None

Invesco V.I. Core Plus Bond Fund
Matthew Brill	7	$11,695.7	19	$5,195.7	None	None
Chuck Burge	9	$24,019.3	7	$7,275.2	1	$103.7
Michael Hyman	8	$11,857.6	21	$5,139.0	1[4]	$0.2[4]
Todd Schomberg	6	$10,905.9	18	$4,652.8	None	None

Invesco V.I. Discovery Mid Cap Growth Fund
Justin Livengood	4	$6,958.3	2	$373.2	None	None
Ronald Zibelli, Jr.	11	$26,448.5	4	$801.0	None	None

Invesco V.I. Diversified Dividend Fund
Caroline Le Feuvre	4	$16,657.6	None	None	1,082[4]	$221.8[4]
Craig Leopold	4	$16,657.6	None	None	1,082[4]	$221.8[4]
Chris McMeans	4	$16,657.6	1	$79.4	1,082[4]	$221.8[4]
Peter Santoro	5	$19,300.0	1	$79.4	1,082[4]	$221.8[4]

Invesco V.I. Equally-Weighted S&P 500 Fund
Pratik Doshi	163	$175,584.6	106	$ 158,875.7	42	$49,266.1
Peter Hubbard	228	$176,226.1	123	$190,780.3	42	$49,266.1
Michael Jeanette	172	$134,740.4	106	$158,875.7	42	$49,266.1
Anthony Seisser	168	$134,514.3	106	$ 158,875.7	42	$49,266.1

Portfolio Manager(s)	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed

Invesco V.I. Equity and Income Fund
Chuck Burge	9	$23,038.9	7	$7,275.1	1	$103.7
Brian Jurkash	6	$18,749.0	1	$109.6	1,826[4]	$248.8[4]
Sergio Marcheli	7	$19,804.2	1	$109.6	1,826[4]	$248.8[4]
Matthew Titus	6	$18,749.0	None	None	1,826[4]	$248.8[4]

Invesco V.I. EQV International Equity Fund
Brently Bates	5	$5,001.9	3	$1,443.4	3,324[4]	$1,263.2[4]
Mark Jason	4	$4,990.3	3	$1,443.4	3,324[4]	$1,263.2[4]
Richard Nield	3	$3,284.3	10	$2,464.1	3,324[4]	$1,263.2[4]
Clas Olsson	4	$3,295.9	10	$2,531.0	3,327[4]	$1,629.4[4]

Invesco V.I. Global Core Equity Fund
Michael Hatcher	1	$528.0	5	$3,624.7	None	None

Invesco V.I. Global Fund
John Delano	10	$13,047.1	6	$928.8	5[4]	$121.9[4]

Invesco V.I. Global Real Estate Fund
James Cowen	8	$2,781.1	5	$265.5	26	$5,820.1
Grant Jackson	9	$2,921.4	5	$265.5	26	$5,820.1
Chip McKinley	7	$2,693.6	5	$265.5	26	$5,820.1
Darin Turner	9	$2,921.4	5	$265.5	26	$5,820.1
Ping-Ying Wang	9	$2,921.4	5	$265.5	26	$5,820.1

Invesco V.I. Global Strategic Income Fund
Hemant Baijal	3	$3,088.3	3	$695.5	None	None
Michael Block[2]	1	$1,719.8	None	None	None	None
Kristina Campmany[2]	2	$3,008.7	None	None	None	None
Christopher (Chris) Kelly	2	$3,003.4	1	$20.0	None	None
Wim Vandenhoeck[2]	3	$3,109.1	2	$692.6	1	$496.3

Invesco V.I. Government Securities Fund
Noelle Corum	4	$271.0	None	None	None	None
Clint Dudley	2	$1,034.8	None	None	1	$2,181.8

Invesco V.I. Growth and Income Fund
Brian Jurkash	6	$18,628.5	1	$109.6	1,820[4]	$248.8[4]
Sergio Marcheli	7	$19,683.7	1	$109.6	1,820[4]	$248.8[4]
Matthew Titus	6	$18,628.5	None	None	1,820[4]	$248.8[4]

Invesco V.I. Health Care Fund
Justin Livengood	4	$7,566.5	2	$373.2	None	None

Invesco V.I. High Yield Fund
Niklas Nordenfelt	4	$3,126.4	8	$449.9	None	None
Rahim Shad	3	$842.7	3	$254.5	None	None
Philip Susser	3	$842.7	3	$254.5	None	None

Invesco V.I. Main Street Fund®
Manind Govil	5	$9,140.4	None	None	None	None
Benjamin Ram	5	$12,429.1	None	None	None	None

Invesco V.I. Main Street Mid Cap Fund®

Portfolio Manager(s)	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Joy Budzinski	6	$5,961.1	1	$91.5	45[4]	$11.0[4]
Belinda Cavazos	6	$9,514.4	None	None	45[4]	$11.0[4]
Magnus Krantz	9	$9,584.8	1	$91.5	45[4]	$11.0[4]
Raman Vardharaj	7	$7,545.1	1	$91.5	45[4]	$11.0[4]
Adam Weiner	5	$4,897.1	1	$91.5	92[4]	$51.3[4]
Matthew P. Ziehl	5	$4,897.1	1	$91.5	92[4]	$51.3[4]

Invesco V.I. Main Street Small Cap Fund®
Joy Budzinski	6	$5,450.0	1	$91.5	45[4]	$11.0[4]
Magnus Krantz	9	$9,073.6	1	$91.5	45[4]	$11.0[4]
Raman Vardharaj	7	$7,034.0	1	$91.5	45[4]	$11.0[4]
Adam Weiner	5	$4,386.0	1	$91.5	92[4]	$51.3[4]
Matthew P. Ziehl	5	$4,386.0	1	$91.5	92[4]	$51.3[4]

Invesco® V.I. NASDAQ 100 Buffer Fund - September
John Burrello[3]	7	$4,080.7	1	$65.0	None	None
Ali Zouiten	7	$60.6	2	$182.6	3	$265.5

Invesco® V.I. NASDAQ 100 Buffer Fund - December
John Burrello[3]	7	$4,080.7	1	$65.0	None	None
Ali Zouiten	7	$60.4	2	$182.6	3	$265.5

Invesco® V.I. NASDAQ 100 Buffer Fund - March
John Burrello[3]	7	$4,080.7	1	$65.0	None	None
Ali Zouiten	7	$61.7	2	$182.6	3	$265.5

Invesco® V.I. NASDAQ 100 Buffer Fund - June
John Burrello[3]	7	$4,080.7	1	$65.0	None	None
Ali Zouiten	7	$50.6	2	$182.6	3	$265.5

Invesco® V.I. S&P 500 Buffer Fund - September
John Burrello[3]	7	$4,080.7	1	$65.0	None	None
Ali Zouiten	7	$50.5	2	$182.6	3	$265.5

Invesco® V.I. S&P 500 Buffer Fund - December
John Burrello[3]	7	$4,080.6	1	$65.0	None	None
Ali Zouiten	7	$55.2	2	$182.6	3	$265.5

Invesco® V.I. S&P 500 Buffer Fund - March
John Burrello[3]	7	$4,080.7	1	$65.0	None	None
Ali Zouiten	7	$55.0	2	$182.6	3	$265.5

Invesco® V.I. S&P 500 Buffer Fund - June
John Burrello[3]	7	$4,080.6	1	$65.0	None	None
Ali Zouiten	7	$54.9	2	$182.6	3	$265.5

Invesco V.I. Small Cap Equity Fund
Juan Hartsfield	7	$6,153.9	1	$2,227.8	1	$20.8
Davis Paddock	1	$855.8	None	None	None	None

Invesco V.I. Technology Fund
Ash Shah	7	$9,032.4	1	$76.3	None	None

Portfolio Manager(s)	Other Registered Investment Companies Managed	Other Pooled Investment Vehicles Managed	Other Accounts Managed

4 These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

Potential Conflicts of Interest
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may be presented with one or more of the following potential conflicts:
•
The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. The Adviser and each Sub-Adviser seek to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.
•
If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, the Adviser, each Sub-Adviser and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.
•
The Adviser and each Sub-Adviser determine which broker to use to execute each order for securities transactions for the Funds, consistent with its duty to seek best execution of the transaction. However, for certain other accounts (such as mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Adviser and each Sub-Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.
•
Finally, the appearance of a conflict of interest may arise where the Adviser or Sub-Adviser has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts for which a portfolio manager has day-to-day management responsibilities. None of the Invesco Fund accounts managed have a performance fee.
The Adviser, each Sub-Adviser, and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.
Description of Compensation Structure
For the Adviser and each Sub-Adviser
The Adviser and each Sub-Adviser seek to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive cash bonus opportunity and a deferred compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive Fund performance. The Adviser and each Sub-Adviser evaluate competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following three elements:
Base Salary. Each portfolio manager is paid a base salary. In setting the base salary, the Adviser and each Sub-Adviser’s intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.
Annual Bonus. The portfolio managers are eligible, along with other employees of the Adviser and each Sub-Adviser, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the firm-wide bonus pool based upon progress against strategic objectives and annual operating plan, including investment performance and financial results. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).
Each portfolio manager's compensation is linked to the pre-tax investment performance of the Funds/accounts managed by the portfolio manager as described in Table 1 below.

Sub-Adviser	Performance time period[5]
Invesco[6]	One-, Three- and Five-year performance against Fund peer group
Invesco Canada[6]
Invesco Deutschland[6]
Invesco Hong Kong[6]
Invesco Asset Management[6]
Invesco India[6]
Invesco Listed Real Assets Division[6]

Invesco Senior Secured[6,7]	Not applicable
Invesco Capital[6,8]

Invesco Japan	One-, Three- and Five-year performance

5 Rolling time periods based on calendar year-end.
6 Portfolio Managers may be granted an annual deferral award that vests on a pro-rata basis over a four-year period.
7 Invesco Senior Secured’s bonus is based on annual measures of equity return and standard tests of collateralization performance.
8 Portfolio Managers for Invesco Capital base their bonus on Invesco results as well as overall performance of Invesco Capital.
High investment performance (against applicable peer group and/or benchmarks) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.
With respect to Invesco Capital, there is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers.
Deferred / Long Term Compensation. Portfolio managers may be granted a deferred compensation award based on a firm-wide bonus pool approved by the Compensation Committee of Invesco Ltd. Deferred compensation awards may take the form of annual deferral awards or long-term equity awards. Annual deferral awards may be granted as an annual stock deferral award or an annual fund deferral award. Annual stock deferral awards are settled in Invesco Ltd. common shares. Annual fund deferral awards are notionally invested in certain Invesco Funds selected by the Portfolio Manager and are settled in cash. Long-term equity awards are settled in Invesco Ltd. common shares. Both annual deferral awards and long-term equity awards have a four-year ratable vesting schedule. The vesting period aligns the interests of the Portfolio Managers with the long-term interests of clients and shareholders and encourages retention.
Retirement and health and welfare arrangements. Portfolio managers are eligible to participate in retirement and health and welfare plans and programs that are available generally to all employees.

APPENDIX I - ADMINISTRATIVE SERVICES FEES
The Funds paid Invesco the following amounts for administrative services for the last three fiscal years or periods, as applicable, ended December 31.

Fund Name	2022	2021	2020
Invesco Oppenheimer V.I. International Growth Fund	$556,640	$838,940	$727,081
Invesco V.I. American Franchise Fund	1,072,985	1,420,485	1,149,195
Invesco V.I. American Value Fund	536,082	547,455	403,606
Invesco V.I. Balanced-Risk Allocation Fund	1,474,764	1,625,140	1,541,058
Invesco V.I. Capital Appreciation Fund	1,100,018	1,370,291	1,180,137
Invesco V.I. Comstock Fund	2,380,270	2,444,219	1,948,941
Invesco V.I. Conservative Balanced Fund	264,966	305,451	289,746
Invesco V.I. Core Equity Fund	1,316,690	1,436,185	1,328,463
Invesco V.I. Core Plus Bond Fund	155,540	63,181	49,008
Invesco V.I. Discovery Mid Cap Growth Fund	1,498,912	1,936,980	1,483,863
Invesco V.I. Diversified Dividend Fund	767,566	786,625	733,024
Invesco V.I. Equally-Weighted S&P 500 Fund	720,304	655,544	442,766
Invesco V.I. Equity and Income Fund	1,936,656	2,215,827	1,835,917
Invesco V.I. EQV International Equity Fund	1,877,673	2,363,696	2,138,429
Invesco V.I. Global Core Equity Fund	101,044	122,225	102,127
Invesco V.I. Global Fund	3,185,810	4,551,967	3,867,071
Invesco V.I. Global Real Estate Fund	199,696	262,033	243,538
Invesco V.I. Global Strategic Income Fund	1,318,129	1,577,696	1,650,231
Invesco V.I. Government Money Market Fund	1,582,091	1,122,110	1,677,622
Invesco V.I. Government Securities Fund	621,773	730,270	725,134
Invesco V.I. Growth and Income Fund	2,182,745	2,746,279	2,097,286
Invesco V.I. Health Care Fund	326,164	381,728	341,077
Invesco V.I. High Yield Fund	226,624	256,295	225,222
Invesco V.I. Main Street Fund®	1,211,381	1,740,835	1,743,983
Invesco V.I. Main Street Mid Cap Fund®	348,039	412,921	358,782
Invesco V.I. Main Street Small Cap Fund®	1,222,773	1,383,119	1,045,022
Invesco® V.I. Nasdaq 100 Buffer Fund - March	801	-	-
Invesco® V.I. Nasdaq 100 Buffer Fund - June	2,316	-	-
Invesco® V.I. Nasdaq 100 Buffer Fund - September	634	1,377	-
Invesco® V.I. Nasdaq 100 Buffer Fund - December	3,287	13	-
Invesco® V.I. S&P 500 Buffer Fund - March	12,110	-	-
Invesco® V.I. S&P 500 Buffer Fund – June	6,300	-	-
Invesco® V.I. S&P 500 Buffer Fund - September	10,052	1,356	-
Invesco® V.I. S&P 500 Buffer Fund - December	12,101	9	-
Invesco V.I. Small Cap Equity Fund	349,079	445,109	322,319
Invesco V.I. Technology Fund	229,231	334,466	257,969
Invesco V.I. U.S. Government Money Portfolio	2,504,452	192,005	587,362
I-1

APPENDIX J - BROKERAGE COMMISSIONS AND COMMISSIONS ON AFFILIATED TRANSACTIONS
Set forth below are brokerage commissions paid by the Funds during the last three fiscal years or periods, as applicable, ended December 31. Unless otherwise indicated, the amount of the brokerage commissions paid by a Fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

	Total $ Amount of Brokerage Commissions Paid[1]			Total $ Amount of Brokerage Commissions Paid to Affiliated Brokers			% of Total Brokerage Commissions Paid to the Affiliated Brokers	% of Total Transaction Dollars Effected Through Affiliated Brokers
	2022	2021	2020	2022	2021	2020	2022	2022
Invesco Oppenheimer V.I. International Growth Fund[2]	$141,759	$260,596	$321,585	$0	$76	$0	0%	0%
Invesco V.I. American Franchise Fund	308,08	286,900	265,231	21,495	20,168	2,136	6.98	7.16
Invesco V.I. American Value Fund[3]	389,431	247,531	244,138	6,638	19,714	5,611	1.70	2.26
Invesco V.I. Balanced-Risk Allocation Fund[4]	33,817	49,713	135,127	0	0	0	0	0
Invesco V.I. Capital Appreciation Fund[3]	166,022	266,529	218,444	8,474	15,587	3,520	5.10	6.46
Invesco V.I. Comstock Fund	277,260	245,674	597,549	4,108	6,665	4,680	1.48	0.83
Invesco V.I. Conservative Balanced Fund	22,451	22,350	23,653	1,481	3,639	735	6.60	6.30
Invesco V.I. Core Equity Fund[5]	357,929	212,500	306,008	6,349	2,825	417	1.77	1.90
Invesco V.I. Core Plus Bond Fund	0	0	0	0	0	0	0	0
Invesco V.I. Discovery Mid Cap Growth Fund	389,328	349,939	373,839	$3,629	0	2,005	0.93	1.89
Invesco V.I. Diversified Dividend Fund[3]	86,062	129,344	43,201	543	75	370	0.63	1.03
Invesco V.I. Equally-Weighted S&P 500 Fund[3]	35,412	18,473	25,420	16,106	14,337	4,169	45.48	38.22
Invesco V.I. Equity and Income Fund[3]	138,498	275,961	320,365	14,102	6,734	3,273	10.18	4.69
Invesco V.I. EQV International Equity Fund[3]	1,239,697	1,364,930	1,932,916	652	133	1,062	0.05	0.18
Invesco V.I. Global Core Equity Fund[2]	9,140	35,425	52,864	308	921	510	3.88	4.53
Invesco V.I. Global Fund	434,518	347,868	416,365	2,428	1,523	660	0.56	1.14
Invesco V.I. Global Real Estate Fund	142,349	190,679	245,106	0	0	0	0	0
Invesco V.I. Global Strategic Income Fund[2]	13,497	19,363	9,414	0	0	0	0	0
Invesco V.I. Government Money Market Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Government Securities Fund	0	0	0	0	0	0	0	0
Invesco V.I. Growth and Income Fund	349,883	468,727	630,993	94,740	4,261	12,637	27.08	14.77
Invesco V.I. Health Care Fund[3]	48,802	89,171	94,689	3,654	4,734	3,658	7.49	10.31
Invesco V.I. High Yield Fund[3]	10,414	54	3,971	0	0	—	0	0
Invesco V.I. Main Street Fund®	250,151	316,774	438,296	4,031	3,544	583	1.61	1.74
Invesco V.I. Main Street Mid Cap Fund®	110,254	107,428	158,107	1,877	3,677	759	1.70	2.43
Invesco V.I. Main Street Small Cap Fund®	420,193	422,170	426,216	814	1,602	223	0.19	0.35
Invesco® V.I. NASDAQ 100 Buffer Fund - March	976	—	—	0	—	—	0	0
Invesco® V.I. NASDAQ 100 Buffer Fund - June	1,164	—	—	0	—	—	0	0
Invesco® V.I. NASDAQ 100 Buffer Fund - September	2,955	1,152	—	0	0	—	0	0
Invesco® V.I. NASDAQ 100 Buffer Fund - December	2,619	408	—	0	0	—	0	0
Invesco® V.I. S&P 500 Buffer Fund - March	872	—	—	0	—	—	0	0
Invesco® V.I. S&P 500 Buffer Fund - June	1,308	—	—	0	—	—	0	0
Invesco® V.I. S&P 500 Buffer Fund - September	4,773	648	—	0	0	—	0	0
Invesco® V.I. S&P 500 Buffer Fund - December	3,207	168	—	0	0	—	0	0
Invesco V.I. Small Cap Equity Fund[3]	75,686	50,102	123,888	1,981	768	775	2.62	2.43
Invesco V.I. Technology Fund[6]	48,449	73,273	41,570	3,077	4,405	1,043	6.38	9.35
J-1

	Total $ Amount of Brokerage Commissions Paid[1]			Total $ Amount of Brokerage Commissions Paid to Affiliated Brokers			% of Total Brokerage Commissions Paid to the Affiliated Brokers	% of Total Transaction Dollars Effected Through Affiliated Brokers
	2022	2021	2020	2022	2021	2020	2022	2022
Invesco V.I. U.S. Government Money Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1
Disclosure regarding brokerage commissions is limited to commissions paid on agency trades and designated as such on the trade confirm.
2
The variation in brokerage commissions paid by the Fund for the 2022 fiscal year compared to the prior fiscal year’s is attributable to portfolio turnover and changing asset levels.
3
The variation in brokerage commissions paid by the Fund for the 2022 fiscal year compared to the prior fiscal years’ is attributable to portfolio turnover.
4
The variation in brokerage commissions paid by the Fund for the 2022 fiscal year compared to the prior fiscal years’ is attributable to portfolio turnover and shareholder activity.
5
The variation in brokerage commissions paid by the Fund for the 2022 fiscal year compared to the prior fiscal years’ is attributable to changes in Invesco’s investment outlook.
6
The variation in brokerage commissions paid by the Fund for the 2022 fiscal year compared to the prior fiscal years’ is attributable to changing asset levels in 2021.
J-2

APPENDIX K - DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS
DIRECTED BROKERAGE
During the last fiscal year or period, as applicable, ended December 31, 2022, each Fund allocated the following amount of transactions to broker-dealers that provided the Adviser with certain research, statistics and other information.

Fund	Transactions[1]	Related Brokerage Commissions
Invesco Oppenheimer V.I. International Growth Fund	$165,133,854	$138,020
Invesco V.I. American Franchise Fund	$826,641,196	$248,875
Invesco V.I. American Value Fund	$745,120,396	$354,836
Invesco V.I. Balanced-Risk Allocation Fund	$0	$0
Invesco V.I. Capital Appreciation Fund	$1,042,143,912	$165,165
Invesco V.I. Comstock Fund	$722,613,793	$275,574
Invesco V.I. Conservative Balanced Fund	$62,203,784	$20,295
Invesco V.I. Core Equity Fund	$1,162,232,983	$325,779
Invesco V.I. Core Plus Bond Fund	$0	$0
Invesco V.I. Discovery Mid Cap Growth Fund	$1,786,049,121	$387,779
Invesco V.I. Diversified Dividend Fund	$206,583,899	$69,725
Invesco V.I. Equally-Weighted S&P 500 Fund	$0	$0
Invesco V.I. Equity and Income Fund	$449,687,839	$134,700
Invesco V.I. EQV International Equity Fund	$797,493,527	$1,120,101
Invesco V.I. Global Core Equity Fund	$15,897,286	$8,769
Invesco V.I. Global Fund	$742,990,767	$408,752
Invesco V.I. Global Real Estate Fund	$145,357,895	$120,815
Invesco V.I. Global Strategic Income Fund	$0	$0
Invesco V.I. Government Money Market Fund	—	—
Invesco V.I. Government Securities Fund	$0	$0
Invesco V.I. Growth and Income Fund	$1,145,778,165	$335,664
Invesco V.I. Health Care Fund	$188,704,358	$47,036
Invesco V.I. High Yield Fund	$0	$0
Invesco V.I. Main Street Fund®	$1,005,144,638	$242,952
Invesco V.I. Main Street Mid Cap Fund®	$255,635,366	$107,301
Invesco V.I. Main Street Small Cap Fund®	$470,942,667	$409,391
Invesco® V.I. NADSAQ 100 Buffer Fund - March	$0	$0
Invesco® V.I. NADSAQ 100 Buffer Fund - June	$0	$0
Invesco® V.I. NADSAQ 100 Buffer Fund – September	$0	$0
Invesco® V.I. NADSAQ 100 Buffer Fund - December	$0	$0
Invesco® V.I. S&P 500 Buffer Fund - March	$0	$0
Invesco® V.I. S&P 500 Buffer Fund - June	$0	$0
Invesco® V.I. S&P 500 Buffer Fund – September	$0	$0
Invesco® V.I. S&P 500 Buffer Fund - December	$0	$0
Invesco V.I. Small Cap Equity Fund	$153,767,641	$75,577
Invesco V.I. Technology Fund	$170,369,482	$38,193
Invesco V.I. U.S. Government Money Portfolio	$0	$0

1Amounts reported are inclusive of commissions paid to, and brokerage transactions with, certain brokers that provide execution, research and other services.

REGULAR BROKER-DEALERS
During the last fiscal year ended December 31, 2022, the following Funds held securities issued by the following companies, which are "regular" brokers or dealers of the Funds identified below.

Fund/Issuer	Security	Market Value (as of December 31, 2022)
Invesco V.I. American Value Fund
Goldman Sachs Group Inc. (The)	Common Stocks	$5,906,136

Invesco V.I. Balanced-Risk Allocation Fund
Canadian Imperial Bank of Commerce	Bonds and Notes	$14,335,835

Invesco V.I. Capital Appreciation Fund
Goldman Sachs Group Inc. (The)	Common Stocks	$4,188,549

Invesco V.I. Comstock Fund
Bank of America	Common Stocks	$36,383,314
Morgan Stanley	Common Stocks	$12,435,110
Goldman Sachs Group Inc. (The)	Common Stocks	$18,935,347

Invesco V.I. Conservative Balanced Fund
Bank of America	Bonds and Notes	$1,033,549
Goldman Sachs Group Inc. (The)	Bonds and Notes	$570,150
Morgan Stanley	Bonds and Notes	$44,180
Credit Suisse Group AG	Bonds and Notes	$1,142,762

Invesco V.I. Core Plus Bond Fund
Bank of America	Bonds and Notes	$888,534
Goldman Sachs Group Inc. (The)	Bonds and Notes	$515,044
Morgan Stanley	Bonds and Notes	$33,823
Credit Suisse Group AG	Bonds and Notes	$937,097
Morgan Stanley	Preferred Stocks	$124,900
Bank of America	Preferred Stocks	$5,933
Goldman Sachs Group Inc. (The)	Preferred Stocks	$26,324

Invesco V.I. Diversified Dividend Fund
Bank of America	Common Stocks	$9,105,350
Morgan Stanley	Common Stocks	$4,384,906

Invesco V.I. Equally-Weighted S&P 500 Fund
Bank of America	Common Stocks	$928,387
Morgan Stanley	Common Stocks	$862,528
Goldman Sachs Group Inc. (The)	Common Stocks	$867,721

Invesco V.I. Equity and Income Fund
Bank of America	Common Stocks	$19,556,598
Morgan Stanley	Common Stocks	$11,207,677
Goldman Sachs Group Inc. (The)	Common Stocks	$12,990,409

Fund/Issuer	Security	Market Value (as of December 31, 2022)
Bank of America	Bonds and Notes	$485,626
Morgan Stanley	Bonds and Notes	$639,263
Goldman Sachs Group Inc. (The)	Bonds and Notes	$737,683

Invesco V.I. Global Strategic Fund
Credit Suisse Group AG	Bonds and Notes	$3,389,267

Invesco V.I. Government Securities Fund
Canadian Imperial Bank of Commerce	Certificates of Deposit	$10,000,000

Invesco V.I. Growth and Income Fund
Bank of America	Common Stocks	$32,896,705
Morgan Stanley	Common Stocks	$17,887,783

APPENDIX L - CERTAIN FINANCIAL INTERMEDIARIES THAT RECEIVE ONE OR MORE TYPES OF PAYMENTS
Admin Partners LLC
ADP Broker Dealer Inc
Advisor Group
Advisory Services
Alight Financial Solutions LLC
Allianz Life
Allstate
Alta Montclair
American Enterprise Investment
American Fidelity Assurance Company
American General
American Portfolios Financial
American United Life Insurance Company
Ascensus LLC
Avantax Investment Services Inc
AXA Advisors LLC
AXA Equitable
Bank of America NA
Bank of New York Mellon
Bank of Oklahoma – Nabank & Co
Bay Bridge Administrators LLC
Benefit Plans Administrators
Benefit Trust Company
BMO Harris Bank NA
BOSC Inc
Brighthouse Life Insurance Co
Broadway National Bank
Brown Brothers Harriman & Co
Cadaret Grant and Co Inc
Cambridge Investment Research Inc
Cantella & Company
Cavu Securities, LLC
Cetera Financial Group Inc
Cetera Investment Services LLC
Charles Schwab and Company Inc
Citibank NA
Citigroup Global Markets
CoBank
Comerica Bank
Commonwealth Annuity and Life Insurance Company
Commonwealth Financial Network
CUSO Financial Services LP
Delaware Life Insurance Company
Digital Retirement Solutions
Donnelley Financials LLC
E Trade Financial
Educators Benefit Consultants LLC
Edward Jones & Co
Empire Fidelity Investments
Empower
Envestnet Asset Management Inc
Envoy Plan Services Inc
Equitable Advisors LLC
Equitable Life
Farmers Financial Solutions LLC
Fidelity Brokerage Services
Fidelity Institutional
Fidelity Investments
Fifth Third
Financial Data Services Inc
First Command
First Financial Administrators
FIS Capital Markets US LLC
Forethought Life Insurance Company
Frost Brokerage Services Inc
Frost National Bank
FSC Securities Corporation
Genworth Financial
Goldman Sachs & Co
Guardian
Guardian Insurance & Annuity Co Inc
Hantz Financial Services Inc
Hare and Company
Hartford Life
Hilltop Securities Inc
Huntington Securities Inc
Institutional Cash Distributors LLC
Janney Montgomery Scott LLC
Jefferson National Life Insurance Company
Jefferson National Life Insurance Company of New York
John Hancock
JP Morgan Chase Bank
JP Morgan Clearing Corp
JP Morgan Securities LLC
Kestra Investment Services LLC
Key Bank National Association
Ladenburg Thalmann Financial Services Inc
Legend Group Adserv
Lincoln Benefit Life Company
Lincoln Financial
Lincoln Financial Securities Corp
Lincoln Investment Planning
Lincoln National Life Insurance
LPL Financial LLC
M&T Bank
Mass Mutual
Merrill Lynch
Merrill Lynch Pierce Fenner and Smith Inc
Metropolitan Life Insurance Company
Mid Atlantic
Minnesota Life
Mitsubishi UFJ Trust and Banking
MML Investors Services LLC
Moreton Asset Management
Moreton Capital Markets LLC
Morgan Stanley
MSCS Financial Services Inc
Mutual Securities Inc
Nassau Companies of New York
National Benefit Services LLC
National Financial Services LLC
National Plan Administrators Inc
Nationwide
New York Life Insurance and Annuity Corporation
Newport Retirement Plan Services Inc
Next Financial Group Inc
Northwestern Mutual Investment Services
Oppenheimer & Co Inc
ORANJ
Pacific Life Fund Advisors LLC
Pacific Life Insurance Company
Penserv Plan Services Inc
Pershing
Pershing LLC
Primerica Financial Services
Plains Capital Bank
Plan Administrators Inc
PNC Capital Markets LLC
PNC Investments LLC
Principal Life Insurance Company
Protective Life
Pruco Life Insurance Company
Pruco Life Insurance Company of New Jersey
Pruco Securities LLC
Prudential
Raymond James
RBC Capital Markets LLC
RBC Wealth Management
Reliance Trust Company
Research Affiliates LLC
Rhode Island
Riversource Life Insurance Company
Robert W Baird and Co Inc
Russell Investment Management LLC
Sammons Financial Network LLC
Santander Bank NA
SB Business Services LLC
Schools First Plan Administration
Security Benefit Life
Security Distributors Inc
Security Financial Resources
Security Life of Denver
SEI Private Trust Company
Siracusa Benefits Programs, Inc
Sorrento Pacific Financial LLC
Standard Insurance Company
State Street Corporation
Stifel Nicolaus & Co Inc
Stifel Trust Company Delaware NA
Sungard
T Rowe Price Associates Inc
Talcott Resolution Life Insurance Company
TCG Administrators
TD Ameritrade
TDS Group Inc
The OMNI Group
TIAA-CREF
Transamerica Financial Life Insurance Company
Transamerica Life Insurance Company
Transamerica Premier Life Insurance Co
Treasury Curve
Truist
Trust Management Network LLC
Tuition Plan Consortium LLC
UBS Financial Services Inc
UMB Bank
Union Bank
US Bancorp Investments Inc
US Bank
L-1

VALIC Financial
Vanguard Brokerage Services
Vanguard Group Inc
Variable Annuity Life Insurance Co
VOYA Financial Advisors Inc
VOYA Institutional Plan Services LLC
VOYA Insurance and Annuity Company
VOYA Retirement Insurance and Annuity Company
VOYA Services Company
VRSCO-American General Distributors
Wedbush Securities Inc
Wells Fargo
Wells Fargo Bank NA
Wells Fargo Securities LLC
Western International Securities Inc
Woodforest National Bank
Zions First National Bank
Zurich American Life Insurance Company
L-2

APPENDIX M - AMOUNTS PAID TO INVESCO DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION
PLANS
A list of amounts paid by each class of shares to Invesco Distributors pursuant to the Plan for the fiscal year or periods, as applicable, ended December 31, 2022 follows:

Fund	Series I	Series II Shares
Invesco Oppenheimer V.I. International Growth Fund	N/A	$400,557
Invesco V.I. American Franchise Fund	N/A	518,213
Invesco V.I. American Value Fund	N/A	443,520
Invesco V.I. Balanced-Risk Allocation Fund	N/A	2,124,076
Invesco V.I. Capital Appreciation Fund	N/A	362,140
Invesco V.I. Comstock Fund	N/A	3,096,355
Invesco V.I. Conservative Balanced Fund	N/A	120,604
Invesco V.I. Core Equity Fund	N/A	50,515
Invesco V.I. Core Plus Bond Fund	N/A	52,486
Invesco V.I. Discovery Mid Cap Growth Fund	N/A	369,098
Invesco V.I. Diversified Dividend Fund	N/A	587,705
Invesco V.I. Equally-Weighted S&P 500 Fund	N/A	961,361
Invesco V.I. Equity and Income Fund	N/A	2,758,235
Invesco V.I. EQV International Equity Fund	N/A	1,876,205
Invesco V.I. Global Core Equity Fund	N/A	21,210
Invesco V.I. Global Fund	N/A	2,147,221
Invesco V.I. Global Real Estate Fund	N/A	70,073
Invesco V.I. Global Strategic Income Fund	N/A	1,298,360
Invesco V.I. Government Money Market Fund	N/A	268,812*
Invesco V.I. Government Securities Fund	N/A	439,796
Invesco V.I. Growth and Income Fund	N/A	2,889,835
Invesco V.I. Health Care Fund	N/A	167,770
Invesco V.I. High Yield Fund	N/A	258,229
Invesco V.I. Main Street Fund®	N/A	1,150,525
Invesco V.I. Main Street Mid Cap Fund®	N/A	209,552
Invesco V.I. Main Street Small Cap Fund®	N/A	1,509,065
Invesco® V.I. Nasdaq 100 Buffer Fund - March	N/A	4,316
Invesco® V.I. Nasdaq 100 Buffer Fund - June	N/A	5,168
Invesco® V.I. Nasdaq 100 Buffer Fund - September	N/A	7,004
Invesco® V.I. Nasdaq 100 Buffer Fund - December	N/A	8,727
Invesco® V.I. S&P 500 Buffer Fund - March	N/A	18,233
Invesco® V.I. S&P 500 Buffer Fund – June	N/A	8,883
Invesco® V.I. S&P 500 Buffer Fund - September	N/A	22,490
Invesco® V.I. S&P 500 Buffer Fund - December	N/A	20,152
Invesco V.I. Small Cap Equity Fund	N/A	253,552
Invesco V.I. Technology Fund	N/A	22,825
Invesco V.I. U.S. Government Money Portfolio	N/A	26*

M-1

*	Net of fee waiver.
* Net of fee waiver.
M-2

APPENDIX N - ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS
An estimate by category of the allocation of actual fees paid by Series II shares of the Funds, during the fiscal year or periods, as applicable, ended December 31, 2022, follows:

	Advertising	Printing & Mailing	Seminars	Compensation to Dealer*	Compensation to Sales Personnel	Annual Report Total

Invesco Oppenheimer V.I. International Growth Fund	—	—	—	$ 400,557	—	$ 400,557
Invesco V.I. American Franchise Fund	—	—	—	518,213	—	518,213
Invesco V.I. American Value Fund	—	—	—	443,520	—	443,520
Invesco V.I. Balanced-Risk Allocation Fund	—	—	—	2,124,076	—	2,124,076
Invesco V.I. Capital Appreciation Fund	—	—	—	362,140	—	362,140
Invesco V.I. Comstock Fund	—	—	—	3,096,355	—	3,096,355
Invesco V.I. Conservative Balanced Fund	—	—	—	120,604	—	120,604
Invesco V.I. Core Equity Fund	—	—	—	50,515	—	50,515
Invesco V.I. Core Plus Bond Fund	—	—	—	52,486	—	52,486
Invesco V.I. Discovery Mid Cap Growth Fund	—	—	—	369,098	—	369,098
Invesco V.I. Diversified Dividend Fund	—	—	—	587,705	—	587,705
Invesco V.I. Equally-Weighted S&P 500 Fund	—	—	—	961,361	—	961,361
Invesco V.I. Equity and Income Fund	—	—	—	2,758,235	—	2,758,235
Invesco V.I. EQV International Equity Fund	—	—	—	1,876,205	—	1,876,205
Invesco V.I. Global Core Equity Fund	—	—	—	21,210	—	21,210
Invesco V.I. Global Fund	—	—	—	2,147,221	—	2,147,221
Invesco V.I. Global Real Estate Fund	—	—	—	70,073	—	70,073
Invesco V.I. Global Strategic Income Fund	—	—	—	1,298,360	—	1,298,360
Invesco V.I. Government Money Market Fund	—	—	—	268,812	—	268,812**
Invesco V.I. Government Securities Fund	—	—	—	439,796	—	439,796
Invesco V.I. Growth and Income Fund	—	—	—	2,889,835	—	2,889,835
Invesco V.I. Health Care Fund	—	—	—	167,770	—	167,770
Invesco V.I. High Yield Fund	—	—	—	258,229	—	258,229
Invesco V.I. Main Street Fund®	—	—	—	1,150,525	—	1,150,525
Invesco V.I. Main Street Mid Cap Fund®	—	—	—	209,552	—	209,552
Invesco V.I. Main Street Small Cap Fund®	—	—	—	1,509,065	—	1,509,065
Invesco® V.I. NASDAQ 100 Buffer Fund - March	—	—	—	4,316	—	4,316
Invesco® V.I. NASDAQ 100 Buffer Fund - June	—	—	—	5,168	—	5,168
Invesco® V.I. NASDAQ 100 Buffer Fund - September	—	—	—	7,004	—	7,004
Invesco® V.I. NASDAQ 100 Buffer Fund - December	—	—	—	8,727	—	8,727
Invesco® V.I. S&P 500 Buffer Fund - March	—	—	—	18,233	—	18,233
Invesco® V.I. S&P 500 Buffer Fund - June	—	—	—	8,883	—	8,883
Invesco® V.I. S&P 500 Buffer Fund - September	—	—	—	22,490	—	22,490
Invesco® V.I. S&P 500 Buffer Fund - December	—	—	—	20,152	—	20,152
Invesco V.I. Small Cap Equity Fund	—	—	—	253,552	—	253,552
Invesco V.I. Technology Fund	—	—	—	22,825	—	22,825
Invesco V.I. U.S. Government Money Portfolio	—	—	—	26	—	26**

* Compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of the Shares to fund variable annuity and variable insurance contracts investing directly in the Shares.
** Net of fee waiver.
N-1

PART C. OTHER INFORMATION
Item 28. Exhibits.
Exhibit Number			Description
a	(1)	(a)	Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017.(12)
a	(1)	(b)	Amendment No. 1, dated March 27, 2018, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017.(12)
a	(1)	(c)	Amendment No. 2, dated October 23, 2018, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017.(13)
a	(1)	(d)	Amendment No. 3, dated March 27, 2019, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (13)
a	(1)	(e)	Amendment No. 4, dated April 30, 2020, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017.(23)
a	(1)	(f)	Amendment No. 5, dated April 30, 2021, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017.(23)
a	(1)	(g)	Amendment No. 6, dated April 30, 2021, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017.(23)
a	(1)	(h)	Amendment No. 7, dated June 10, 2021, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017.(26)
a	(1)	(i)	Amendment No. 8, dated December 1, 2021, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017.(27)
a	(1)	(j)	Amendment No. 9, dated April 30, 2022, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017.(*)
a	(1)	(k)	Fifth Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 20, 2022.(*)
b			By-Laws of Registrant, dated effective September 20, 2022.(*)
c			Articles II, VI, VII, VIII and IX of the Fifth Amended and Restated Agreement and Declaration of Trust and Articles IV, V and VI of the By-Laws, define rights of holders of shares.
d	(1)	(a)	Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc.(23)
d	(1)	(b)	Amendment No. 1, dated April 30, 2021, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc.(23)
d	(1)	(c)	Amendment No. 2, dated August 2, 2021, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc.(25)
d	(1)	(d)	Amendment No. 3, dated April 29, 2022, to the Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc.(27)
d	(2)	(a)
Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020, between
Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management
Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong
Limited, and Invesco Senior Secured Management, Inc.(23)

d	(2)	(b)
Amendment No. 1, dated April 30, 2021, to the Amended and Restated Master Intergroup Sub-Advisory Contract for
Mutual Funds, dated July 1, 2020, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Canada
Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management
(Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc.(23)

Exhibit Number			Description
d	(2)	(c)
Amendment No. 2, dated August 2, 2021, to the Amended and Restated Master Intergroup Sub-Advisory Contract for
Mutual Funds, dated July 1, 2020, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Canada
Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management
(Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc.(27)

d	(2)	(d)
Amendment No. 3, dated April 29, 2022, to the Amended and Restated Master Intergroup Sub-Advisory Contract for
Mutual Funds, dated July 1, 2020, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Canada
Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management
(Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc.(*)

d	(3)	(a)	Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020.(16)
d	(3)	(b)	Amendment No. 1, dated August 5, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020.(15)
d	(3)	(e)	Amendment No. 2, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020.(15)
d	(3)	(d)	Amendment No. 3, dated October 9, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020.(15)
d	(3)	(e)	Amendment No. 4, dated December 22, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020.(20)
d	(3)	(f)	Amendment No. 5, dated January 13, 2021, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020.(21)
d	(3)	(g)	Amendment No. 6, dated March 31, 2021, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020.(23)
d	(3)	(h)	Amendment No. 7, dated August 2, 2021, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020.(25)
d	(3)	(i)	Amendment No. 8, dated February 28, 2022, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020.(27)
d	(3)	(j)	Amendment No. 9, dated February 28, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (28)
d	(3)	(k)	Amendment No. 10, dated April 29, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (28)
d	(3)	(l)	Amendment No. 11, dated September 28, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (29)
d	(3)	(m)	Amendment No. 12, dated January 23, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (30)
d	(3)	(n)	Amendment No. 13, dated February 21, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (30)
d	(4)	(a)	Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020.(15)
d	(4)	(b)	Amendment No. 1, dated August 5, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020.(15)
d	(4)	(c)	Amendment No. 2, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020.(15)
d	(4)	(d)	Amendment No. 3, dated October 9, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020.(15)

Exhibit Number			Description
d	(4)	(e)	Amendment No. 4, dated December 22, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020.(20)
d	(4)	(f)	Amendment No. 5, dated January 13, 2021, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020.(21)
d	(4)	(g)	Amendment No. 6, dated March 31, 2021, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020.(23)
d	(4)	(h)	Amendment No. 7, dated August 2, 2021, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020.(25)
d	(4)	(i)	Amendment No. 8, dated August 2, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (28)
d	(4)	(j)	Amendment No. 9, dated February 28, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (28)
d	(4)	(k)	Amendment No. 10, dated April 29, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (28)
d	(4)	(l)	Amendment No. 11, dated September 28, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (29)
d	(4)	(m)	Amendment No. 12, dated January 23, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (30)
d	(4)	(n)	Amendment No. 13, dated February 21, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (30)
d	(5)	(a)	Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020.(16)
d	(5)	(b)	Amendment No. 1, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020.(18)
d	(5)	(c)	Amendment No. 2, dated March 31, 2021, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020.(23)
d	(5)	(d)	Amendment No. 3, dated April 23, 2021, to the Amended and Restated Sub-Advisory Contract between Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020.(23)
e	(1)	(a)	Amended and Restated Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2020.(16)
e	(1)	(b)	Amendment No. 1, dated August 5, 2020, to the Amended and Restated Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2020.(15)
e	(1)	(c)	Amendment No. 2, dated September 4, 2020, to the Amended and Restated Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2020.(15)
e	(1)	(d)	Amendment No. 3, dated October 9, 2020, to the Amended and Restated Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2020.(15)
e	(1)	(e)	Amendment No. 4, dated December 22, 2020, to the Amended and Restated Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2020.(19)
e	(1)	(f)	Amendment No. 5, dated February 18, 2021, to the Amended and Restated Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2020.(21)
e	(1)	(g)	Amendment No. 6, dated March 31, 2021, to the Amended and Restated Master Distribution Agreement, between Registrant and Invesco Distributors, Inc., dated July 1, 2020.(23)
e	(1)	(h)	Amendment No. 7, dated August 2, 2021, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (31)

Exhibit Number			Description
e	(1)	(i)	Amendment No. 8, dated August 2, 2021, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (28)
e	(1)	(j)	Amendment No. 9, dated February 28, 2022, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (28)
e	(1)	(k)	Amendment No. 10, dated April 29, 2022, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (28)
e	(1)	(l)	Amendment No. 11, dated September 28, 2022, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (29)
e	(1)	(m)	Amendment No. 12, dated January 23, 2023, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (30)
e	(1)	(n)	Amendment No. 13, dated February 10, 2023, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (30)
e	(1)	(o)	Amendment No. 14, dated February 21, 2023, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (30)
f	(1)		Form of Invesco Funds Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2013.(9)
f	(2)		Form of Invesco Funds Trustee Deferred Compensation Agreement for Registrant’s Non-Affiliated Directors, as approved by the Board of Directors/Trustees on December 31, 2011.(10)
f	(3)		Form of Amendment to Form of Invesco Funds Trustee Deferred Compensation Agreement.(11)
g	(1)		Master Custodian Contract, dated June 1, 2020, between Registrant and State Street Bank and Trust Company.(22)
g	(2)		Custody Agreement, dated August 30, 2018 between Registrant and The Bank of New York.(13)
g	(3)		Foreign Assets Delegation Agreement, dated November 6, 2006, between Registrant and A I M Advisors, Inc.(6)
h	(1)	(a)	Fourth Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc.(23)
h	(1)	(b)	Amendment No. 1, dated April 30, 2021, to the Fourth Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc.(23)
h	(1)	(c)	Amendment No. 2, dated August 2, 2021, to the Fourth Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc.(25)
h	(1)	(d)	Amendment No. 3, dated April 29, 2022, to the Fourth Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Registrant and Invesco Advisers, Inc.(27)
h	(2)	(a)	Second Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2020, between Registrant and Invesco Investment Services, Inc.(23)
h	(2)	(b)	Amendment No. 1, dated July 1, 2021, to the Second Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2020, between Registrant and Invesco Investment Services, Inc.(26)
h	(2)	(c)	Notice to the Transfer Agent dated August 2, 2021, to the Transfer Agency and Service Agreement, dated July 1, 2020, between Registrant and Invesco Investment Service, Inc.(25)
h	(3)		Form of Participation Agreement.(15)
h	(4)		Accounting Services Agreement, dated March 31, 1993, between the Registrant and State Street Bank and Trust Company.(1)
h	(5)		Agreement and Plan of Reorganization, dated December 7, 1999, between Registrant and AIM Variable Insurance Funds.(4)
h	(6)		Fourth Amended and Restated Interfund Loan Agreement, dated April 30, 2010, between Registrant and Invesco Advisers, Inc.(8)

Exhibit Number			Description
h	(7)		Eighth Amended and Restated Memorandum of Agreement, dated as of July 1, 2014 , between Registrant, on behalf of all funds, and Invesco Advisers, Inc., regarding securities lending.(10)
h	(8)		Memorandum of Agreement, dated December 20, 2022, regarding expense limitations between Registrant (on behalf of certain Funds) and Invesco Advisers, Inc. (30)
h	(9)		Memorandum of Agreement, dated December 1, 2022, regarding advisory fee waivers and affiliated money market fund waivers, between Registrant and Invesco Advisers, Inc. (29)
h	(10)		Form of Rule 12d1-4 Fund of Funds Investment Agreement (26)
i			None
j			Consent of Pricewaterhouse Coopers LLP.(*)
k			Omitted - Financial Statements.
l	(1)	(a)
Agreements Concerning Initial Capitalization of the AIM V.I. Capital Appreciation Fund, the AIM V.I. Diversified
Income Fund, the AIM V.I. Government Securities Fund, the AIM V.I. Growth Fund, the AIM V.I. International Equity
Fund, the AIM V.I. Money Market Fund, and the AIM V.I. Value Fund.(1)

l	(1)	(b)	Agreements Concerning Initial Capitalization of the AIM V.I. Growth and Income Fund and the AIM V.I. Utilities Fund.(1)
l	(1)	(c)	Agreement Concerning Initial Capitalization of the AIM V.I. Aggressive Growth Fund, the AIM V.I. Balanced Fund, the AIM V.I. Capital Development Fund and the AIM V.I. High Yield Fund.(2)
l	(1)	(d)	Agreement Concerning Initial Capitalization of the AIM V.I. Blue Chip Fund.(3)
l	(1)	(e)	Agreement Concerning Initial Capitalization of the AIM V.I. Dent Demographic Trends Fund.(3)
l	(1)	(f)	Agreement Concerning Initial Capitalization of the AIM V.I. Basic Value Fund and the AIM V.I. Mid Cap Equity Fund, dated September 7, 2001.(5)
l	(1)	(g)	Agreement Concerning Initial Capitalization of AIM V.I. PowerShares ETF Allocation Fund, dated October 21, 2008.(7)
l	(1)	(h)	Agreement Concerning Initial Capitalization of Invesco V.I. Balanced-Risk Allocation Fund, dated April 14, 2011.(8)
l	(1)	(i)
Agreement Concerning Initial Capitalization of Invesco V.I. S&P 500 Buffer Fund – September, Invesco V.I. S&P 500
Buffer Fund – December, Invesco V.I. S&P 500 Buffer Fund – March, Invesco V.I. S&P 500 Buffer Fund – June,
Invesco V.I. NASDAQ 100 Buffer Fund – September, Invesco V.I. NASDAQ 100 Buffer Fund – December, Invesco V.I.
NASDAQ 100 Buffer Fund – March and Invesco V.I. NASDAQ 100 Buffer Fund – June, dated September 7, 2021.(25)

m	(1)	(a)	Fourth Amended and Restated Distribution and Service Plan (Compensation) dated July 1, 2021.(24)
m	(1)	(b)	Amendment No 1, dated August 2, 2021, to the Fourth Amended and Restated Distribution and Service Plan (Compensation)(25)
m	(1)	(c)	Amendment No. 2, dated February 28, 2022, to the Fourth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2021. (28)
m	(1)	(d)	Amendment No. 3, dated April 29, 2022, to the Fourth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2021. (28)
m	(1)	(e)	Fifth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2022. (28)
m	(1)	(f)	Amendment No. 1, dated September 28, 2022, to the Fifth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2022. (28)
m	(1)	(g)	Amendment No. 2, dated January 23, 2023, to the Fifth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2022. (28)
m	(1)	(h)	Amendment No. 3, dated February 10, 2023, to the Fifth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2022. (28)

Exhibit Number		Description
n	(1)	Amended and Restated Multiple Class Plan of The Invesco Family of Funds, effective January 22, 2021, as amended and restated.(19)
n	(2)	Multiple Class Plan of The Invesco Oppenheimer V.I. Funds, effective May 24, 2019.(15)
o		Reserved
p	(1)
Code of Ethics and Personal Trading Policy for North America, dated January 2023, relating to Invesco Advisers, Inc.,
Invesco Canada Ltd., Invesco Senior Secured Management and Invesco Capital Management, LLC. (30)

p	(2)	Code of Ethics and Personal Trading Policy for EMEA dated January 2023, relating to Invesco Asset Management Limited and Invesco Asset Management Deutschland (GmbH). (30)
p	(3)
Code of Ethics and Personal Trading Policy for APAC, dated January 2023, relating to Invesco Asset Management
(Japan) Limited, Invesco Hong Kong Limited and Invesco Asset Management (India) PVT. LTD. (30)

q	(1)	Powers of Attorney for Flanagan, Hostetler, Jones, Mathai-Davis, Ressel and Troccoli dated March 28, 2018.(12)
q	(2)	Power of Attorney for LaCava dated March 1, 2019. (13)
q	(3)	Power of Attorney for Brown, Krentzman, Motley and Vandivort dated June 10, 2019. (14)
101.INS		XBRL Instance Document- the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document
101.SCH		XBRL Taxonomy Extension Schema Document
101.CAL		XBRL Taxonomy Extension Calculation Linkbase Document
101.DEF		XBRL Taxonomy Extension Definition Linkbase Document
101.LAB		XBRL Taxonomy Extension Labels Linkbase Document

(1)
Incorporated herein by reference to Post-Effective Amendment No. 7, filed electronically on April 29, 1996.
(2)
Incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on October 2, 1998.
(3)
Incorporated herein by reference to Post-Effective Amendment No. 14, filed electronically on September 28, 1999.
(4)
Incorporated herein by reference to Post-Effective Amendment No. 15, filed electronically on February 16, 2000.
(5)
Incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.
(6)
Incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.
(7)
Incorporated herein by reference to Post-Effective Amendment No. 38, filed electronically on April 28, 2009.
(8)
Incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.
(9)
Incorporated herein by reference to Post-Effective Amendment No. 61, filed electronically on April 24, 2014.
(10)
Incorporated herein by reference to Post-Effective Amendment No. 63, filed electronically on February 9, 2015.
(11)
Incorporated herein by reference to Post-Effective Amendment No. 67, filed electronically on April 26, 2016.
(12)
Incorporated herein by reference to Post-Effective Amendment No. 71, filed electronically on April 26, 2018.
(13)
Incorporated herein by reference to Post-Effective Amendment No. 77 filed electronically on April 26, 2019.
(14)
Incorporated by reference to PEA No. 15 to Invesco Management Trust Registration Statement on Form N-1A filed on December 10, 2019.
(15)
Incorporated herein by reference to Post-Effective Amendment No. 81 filed electronically on April 27, 2020.
(16)
Incorporated by reference to PEA No. 137 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on August 21, 2020.
(17)
Incorporated by reference to PEA No. 139 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on October 9, 2020.
(18)
Incorporated by reference to PEA No. 143 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on December 18, 2020.
(19)
Incorporated by reference to PEA No. 191 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on February 22, 2021.
(20)
Incorporated by reference to PEA No. 101 to AIM International Mutual Funds (Invesco International Mutual Funds) Registration Statement on Form N-1A, filed on February 26, 2021.
(21)
Incorporated by reference to PEA No. 192 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on March 30, 2021.
(22)
Incorporated by reference to PEA No. 174 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on February 27, 2019.
(23)
Incorporated herein by reference to Post-Effective Amendment No. 83 filed electronically on April 29, 2021.

(24)
Incorporated by reference to PEA No. 104 to AIM Investment Securities Funds (Invesco Investment Securities Funds) Registration Statement on Form N-1A filed on June 25, 2021.
(25)
Incorporated herein by reference to Post-Effective Amendment No. 85 filed electronically on September 7, 2021.
(26)
Incorporated by reference to PEA No. 193 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on February 25, 2022.
(27)
Incorporated herein by reference to Post-Effective Amendment No. 86 filed electronically on April 28, 2022.
(28)
Incorporated by reference to Post-Effective Amendment No. 105 to AIM Investment Securities Funds (Invesco Investment Securities Funds) Registration Statement on Form N-1A, filed on June 27, 2022.
(29)
Incorporated by reference to Post-Effective Amendment No. 174 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on December 15, 2022.
(30)
Incorporated by reference to PEA No. 195 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on February 28, 2023.
(31)
Incorporated by reference to Post-Effective Amendment No. 85 to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Registration Statement on Form N-1A, filed on September 7, 2021.
(*)
Filed herewith electronically.
Item 29. Persons Controlled by or Under Common Control with the Fund.
Invesco V.I. Balanced-Risk Allocation Fund, a series of the Registrant, wholly owns and controls Invesco Cayman Commodity Fund IV Ltd., a company organized under the laws of the Cayman Islands. The Invesco Cayman Commodity Fund IV Ltd.'s financial statements are and will be included on a consolidated basis in the Invesco V.I. Balanced-Risk Allocation Fund's annual and semi-annual reports to shareholders.
Invesco V.I. Global Strategic Income Fund, a series of the Registrant, wholly owns and controls Invesco V.I. Global Strategic Income Fund (Cayman) Ltd., a company organized under the laws of the Cayman Islands. The Invesco V.I. Global Strategic Income Fund (Cayman) Ltd.'s financial statements are and will be included on a consolidated basis in the Invesco V.I. Global Strategic Income Fund's annual and semi-annual reports to shareholders.
Item 30. Indemnification.
Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Fifth Amended and Restated Agreement and Declaration of Trust and Article VIII of its Bylaws, and are hereby incorporated by reference. See Items 28(a) and (b) above. Under the Fifth Amended and Restated Agreement and Declaration of Trust, dated September 20, 2022, as amended (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust Act, the Registrant’s Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).
The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $100,000,000 and an additional $50,000,000 of excess coverage (plus an additional $30,000,000 limit that applies to independent directors/trustees only).
Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (“Invesco Advisers”) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco Advisers or any of its officers, directors or employees, that Invesco Advisers shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco Advisers to any series of the Registrant shall not automatically impart liability on the part of Invesco Advisers to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.
Section 10 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the “Sub-Advisory Contract”) between Invesco Advisers, on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada

Ltd. and separate Sub-Advisory Agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (each a “Sub-Adviser”, collectively the “Sub-Advisers”) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of the Investment Adviser.
The only employment of a substantial nature of the Advisers’ directors and officers is with Invesco Advisers and its affiliated companies. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited., Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd., Invesco Capital Management, LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (each a “Sub-Adviser”, collectively the “Sub-Advisers”) reference is made to Form ADV filed under the Investment Advisers Act of 1940 by each Sub-Adviser herein incorporated by reference. Reference is also made to the caption “Fund Management—The Adviser(s)” in each Prospectus which comprises Part A of this Registration Statement, and to the discussion under the caption “Management of the Trust” of the Statement of Additional Information which comprises Part B of this Registration Statement, and to Item 32(b) of this Part C.
Item 32. Principal Underwriters.
(a) Invesco Distributors, Inc., the Registrant’s principal underwriter, also acts as a principal underwriter to the following investment companies:
AIM Counselor Series Trust (Invesco Counselor Series Trust)
AIM Equity Funds (Invesco Equity Funds)
AIM Funds Group (Invesco Funds Group)
AIM Growth Series (Invesco Growth Series)
AIM International Mutual Funds (Invesco International Mutual Funds)
AIM Investment Funds (Invesco Investment Funds)
AIM Investment Securities Funds (Invesco Investment Securities Funds)
AIM Sector Funds (Invesco Sector Funds)
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Dynamic Credit Opportunity Fund
Invesco Senior Loan Fund
Invesco Management Trust
Short-Term Investments Trust
Invesco Actively Managed Exchange-Traded Fund Trust

Invesco Actively Managed Exchange-Traded Commodity Fund Trust
Invesco Exchange-Traded Fund Trust
Invesco Exchange-Traded Fund Trust II
Invesco India Exchange-Traded Fund Trust
Invesco Exchange-Traded Self-Indexed Fund Trust
(b) The following are the Officers and Managers of Invesco Distributors, Inc., the Registrant’s underwriter.

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS AND OFFICES WITH REGISTRANT	POSITIONS AND OFFICES WITH UNDERWRITER
Rocco Benedetto	None	Senior Vice President
David Borrelli	None	Senior Vice President
Ken Brodsky	None	Senior Vice President
George Fahey	None	Senior Vice President
Jay Fortuna	None	Senior Vice President
Mark W. Gregson	None	Chief Financial Officer, Financial & Operations Principal
Trisha B. Hancock	None	Chief Compliance Officer & Senior Vice President
Clint Harris	None	President
John Hoffman	None	Senior Vice President
Eliot Honaker	None	Senior Vice President
Greg Ketron	None	Treasurer
Brian Kiley	None	Senior Vice President
Brian Levitt	None	Senior Vice President
John McDonough	None	Director & Chief Executive Officer
Kevin Neznek	None	Senior Vice President
Melanie Ringold	Secretary, Senior Vice President & Chief Legal Officer	Secretary
Adam Rochlin	None	Senior Vice President
Benjamin Stewart	None	Senior Vice President
Paul E. Temple	None	Senior Vice President
Ben Utt	None	Executive Vice President
Terry Gibson Vacheron	None	Executive Vice President
Gary K. Wendler	Assistant Vice President	Senior Vice President, Director, Marketing Research & Analysis
Donna White	None	Senior Vice President
Crissie Wisdom	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer
John M. Zerr	Senior Vice President	Senior Vice President
*
The principal business address for all directors and executive officers is Invesco Distributors, Inc., 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173.
(c) Not applicable.

Item 33. Location of Accounts and Records.
Invesco Advisers, Inc., 1331 Spring Street NW, Suite 2500, Atlanta, Georgia 30309, maintains physical possession of each such account, book or other document of the Registrant at the Registrant’s principal executive offices, 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173, except for those maintained at its Atlanta offices at the address listed above or at its Louisville, Kentucky offices, 400 West Market Street, Suite 3300, Louisville, Kentucky 40202 and except for those relating to certain transactions in portfolio securities that are maintained by the Registrant’s Custodian, 225 Franklin Street, Boston, Massachusetts 02110, and The Bank of New York Mellon, 2 Hanson Place, Brooklyn, New York 11217-1431, with respect to Invesco V.I. Government Money Market Fund and Invesco V.I. U.S. Government Money Portfolio, and the Registrant’s Transfer Agent and Dividend Paying Agent, Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, Missouri 64121-9078.
Records may also be maintained at the offices of:

Invesco Asset Management Deutschland GmbH An der Welle 5, 1st Floor Frankfurt, Germany 60322

Invesco Asset Management Ltd. Perpetual Park Perpetual Park Drive Henley-on-Thames Oxfordshire, RG91HH United Kingdom

Invesco Asset Management (Japan) Limited Roppongi Hills Mori Tower 14F 6-10-1 Roppongi Minato-ku, Tokyo 106-6114 Japan

Invesco Hong Kong Limited 41/F, Champion Tower Three Garden Road, Central Hong Kong

Invesco Senior Secured Management, Inc. 225 Liberty Street New York, NY 10281

Invesco Canada Ltd. 120 Bloor Street East Suite 700 Toronto, Ontario Canada M4W 1B7

Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515

Invesco Asset Management (India) Private Limited 3rd Floor, GYS Infinity, Subhash Road Paranjpe B Scheme, Ville Parle (East) Mumbai – 400 057, India

OppenheimerFunds, Inc. 225 Liberty Street New York, NY 10281
Item 34. Management Services.
None.
Item 35. Undertakings.
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Houston, Texas, on the 27th day of April, 2023.
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
By:	/s/ Sheri Morris
Sheri Morris
Title:	President
Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.
SIGNATURE	TITLE	DATE
/s/ Sheri Morris	President	April 27, 2023
(Sheri Morris)	(Principal Executive Officer)
/s/ Beth Ann Brown***	Chair and Trustee	April 27, 2023
(Beth Ann Brown)
/s/ Martin L. Flanagan*	Vice Chair and Trustee	April 27, 2023
(Martin L. Flanagan)
/s/ Cynthia Hostetler*	Trustee	April 27, 2023
(Cynthia Hostetler)
/s/ Eli Jones*	Trustee	April 27, 2023
(Eli Jones)
/s/ Elizabeth Krentzman***	Trustee	April 27, 2023
(Elizabeth Krentzman)
/s/ Anthony J. LaCava, Jr.**	Trustee	April 27, 2023
(Anthony J. LaCava, Jr.)
/s/ Prema Mathai-Davis*	Trustee	April 27, 2023
(Prema Mathai-Davis)
/s/ Joel W. Motley***	Trustee	April 27, 2023
(Joel W. Motley)
/s/ Teresa M. Ressel*	Trustee	April 27, 2023
(Teresa M. Ressel)
/s/ Robert C. Troccoli*	Trustee	April 27, 2023
(Robert C. Troccoli)
/s/ Daniel S. Vandivort***	Trustee	April 27, 2023
(Daniel S. Vandivort)
/s/ Adrien Deberghes	Vice President &	April 27, 2023
Adrien Deberghes	Treasurer (Principal Financial Officer)

/s/ Sheri Morris		April 27, 2023
Sheri Morris
Attorney-In-Fact
* Sheri Morris, pursuant to powers of attorney dated March 28, 2018, filed in the Registrant’s Post-Effective Amendment No. 71 on April 26, 2018.
** Sheri Morris, pursuant to powers of attorney dated March 1, 2019, filed in the Registrant’s Post-Effective Amendment No. 77 on April 29, 2019.

***Sheri Morris, pursuant to powers of attorney dated June 10, 2019, incorporated by reference to the Invesco Management Trust Registration Statement and filed in Post-Effective Amendment No. 15 on December 10, 2019.

Exhibit Index
a(1)(j)	Amendment No. 9, dated April 30, 2022, to the Fourth Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017.
a(1)(k)	Fifth Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 20, 2022.
b	By-Laws of Registrant, dated effective September 20, 2022.
d(2)(d)
Amendment No. 3, dated April 29, 2022, to the Amended and Restated Master Intergroup Sub-Advisory Contract for
Mutual Funds, dated July 1, 2020, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Canada Ltd.,
Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan)
Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc.

j	Consent of Pricewaterhouse Coopers LLP.